UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06722

FORWARD FUNDS

(Exact name of registrant as specified in charter)

101 California Street, 16th Floor

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

J. Alan Reid, Jr., President

Forward Funds

101 California Street, 16th Floor

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (800) 999-6809

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission, not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 - Reports to Stockholders

The following are copies of the reports transmitted to shareholders of the Forward Commodity Long/Short Strategy Fund, Forward CorePlus Fund, Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Endurance Long/Short Fund, Forward Extended MarketPlus Fund, Forward Focus Fund, Forward Frontier Strategy Fund, Forward Global Credit Long/Short Fund, Forward Global Infrastructure Fund, Forward High Yield Bond Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Investment Grade Fixed-Income Fund, Forward Large Cap Dividend Fund, Forward Managed Futures Strategy Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Small Cap Equity Fund, Forward Strategic Alternatives Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund, Forward U.S. Government Money, Forward Aggressive Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, Forward Income & Growth Allocation Fund and Forward Income Builder Fund (collectively, the “Funds”), each a series of the registrant, pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

2

Semi-Annual Report June 30, 2012

Forward Credit Analysis Long/Short Fund

Forward EM Corporate Debt Fund

Forward Emerging Markets Fund

Forward Endurance Long/Short Fund

Forward Focus Fund

Forward Global Credit Long/Short Fund

Forward International Dividend Fund

Forward International Small Companies Fund

Forward Large Cap Dividend Fund

Forward Select EM Dividend Fund

Forward Small Cap Equity Fund

Forward Tactical Enhanced Fund

Forward Tactical Growth Fund

Forward Commodity Long/Short Fund

Forward Managed Futures Strategy Fund

FORWARD FUNDS:	Table of Contents

Forward Funds are distributed by Forward Securities, LLC,

101 California Street, 16th Floor, San Francisco, California 94111

The report has been prepared for the general information of Forward Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Forward Funds’ Prospectus, which contains more complete information about Forward Funds’ investment policies, management fees and expenses. Investors are reminded to read the Prospectus before investing or sending money.

June 30, 2012

1

Shareholder Update	June 30, 2012

A MESSAGE FROM:	J. Alan Reid, Jr. Chief Executive Officer

Dear Shareholder:

The markets’ gyrations in the first half of the year illustrated once again why we believe so strongly that investors need access to new problem-solving ideas and out-of-the-box strategies. As we see it, relying on long-only strategies and traditional asset allocation is a recipe for risk in these uncertain times. We look far beyond the style box to help investors meet their challenges and pursue the outcomes they are seeking.

Where to look for growth?

After a strong Q1 and volatile Q2, the S&P 500 Index was up 9.49% and the Russell 2000 Index had risen 8.53% as of June 30, 2012. Still, the latest forecasts leave doubt about the strength of the U.S. economy’s momentum. Meanwhile, global stock markets struggled through the first half of the year, rallying in June to deliver a 3.38% return for the MSCI EAFE Index and a 4.12% return for the MSCI Emerging Markets Index as of June 30, 2012.

Forward’s strategies: Our robust real estate capabilities have stood us in good stead this year. The Forward International Real Estate Fund—Institutional Class had a 34.44% year-to-date return as of the end of June. The fund was ranked number one out of the 181 Global Real Estate funds in its Morningstar category for the 1-year period as of June 30, 2012. Our Forward Real Estate Long/Short Fund—Institutional Class earned 16.51% as of June 30, 2012, while the domestically-focused Forward Real Estate Fund—Institutional Class profited from the unfolding resurgence in commercial real estate, earning 15.64% in the first half of the year (see our white paper, Inflection Point: The Start of a New Cycle in Real Estate). Not so long ago, real estate was considered an alternative asset class, but we view it as a core investment category that provides both growth and income opportunities.

With Europe’s troubles and slowing growth in Asia, it’s been a less than stellar year for many global and emerging market strategies. Still, we believe exposure to expanding emerging and global economies remains a vital component of any diversified long-term investment strategy. All but one of our offerings in the global exposure category outperformed the MSCI EAFE Index over the first two quarters, with International Real Estate (as noted above) and the Forward International Dividend Fund—Institutional Class (which was up 5.71% year to date) being the top performers.

How to deal with unabated volatility and elevated correlations?

While the VIX has been down from last fall’s stratospheric levels, investors continue to see their gains undercut by see-saw equity markets. We believe heightened volatility is a secular trend that is unlikely to reverse. Meanwhile, correlations within and among asset classes have risen markedly over the past 15 years, as discussed in our recent white paper, Managing Correlation Risk with Alternative Investments.

Forward’s strategies: Forward’s product lineup includes seven long/short portfolios that don’t depend on rising markets. In all, we offer 12 alternative funds across a variety of asset classes, providing investors with an array of tools for pursuing non-correlated returns.

What’s the answer to income needs?

With 10-year Treasuries at record lows—and no assurance that we’ve reached the market bottom yet—traditional bond strategies are failing to meet investors’ income needs.

Forward’s strategies: Our fund family offers several alternative directions for income generation. The Forward Select Income Fund—Institutional Class, which focuses on preferred REIT (Real Estate Investment Trust) stocks,

June 30, 2012	2

returned 11.44% through June 30. Employing a multi-sector bond strategy, the Forward Credit Analysis Long/Short Fund—Institutional Class was up 8.88% through June 30, 2012. Forward Select EM Dividend Fund—Institutional Class gained 11.02%, and the Forward EM Corporate Debt Fund—Institutional Class returned 5.41% as of the end of June.

Forward’s mission is to help investors and advisors stay ahead of the curve and meet the challenges of an ever changing global investment climate. That means we are constantly working to provide investors with new and updated opportunities to pursue their long-term goals for uncorrelated return, investment income, global exposure and portfolio diversification. To learn more about Forward’s strategies, please visit www.forwardinvesting.com or call us at (800) 999-6809.

We also invite you to explore the fwd thinking section of our website, where we regularly post our latest white papers and webcasts on timely investment topics.

In closing, I want to take this opportunity to thank you for entrusting us with your assets. Ultimately, everything we do is aimed at helping our investors meet their long-term objectives. We feel privileged to be your partner in that effort, and we will continue striving to earn that privilege every day.

Sincerely,

J. Alan Reid, Jr.

Chief Executive Officer

Forward

RISKS

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds which focus on alternative strategies are not suitable for all investors.

Diversification does not assure profit or protect against risk.

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund. (Forward Credit Analysis Long/Short Fund, Forward International Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund)

Concentration in a particular industry will involve a greater degree of risk than a more diversified portfolio. (Forward International Real Estate Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select Income Fund)

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested. (Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward International Dividend Fund, Forward Select EM Dividend Fund)

Investing in Exchange-Traded Funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs. (Forward EM Corporate Debt Fund)

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation. (Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund)

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk. (Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund)

3	June 30, 2012

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio. (Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward International Real Estate Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select Income Fund)

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector. (Forward International Real Estate Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select Income Fund)

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund. (Forward Credit Analysis Long/Short Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund)

The Forward Credit Analysis Long/Short Fund seeks to maximize total return (capital appreciation and income).

The Forward EM Corporate Debt Fund seeks to achieve high total return (capital appreciation and income).

The Forward International Dividend Fund seeks to achieve high total return (capital appreciation and income).

The Forward International Real Estate Fund seeks total return from both capital appreciation and current income.

The Forward Real Estate Fund seeks income with capital appreciation as a secondary goal.

The Forward Real Estate Long/Short Fund seeks total return through a combination of high current income relative to equity investment alternatives, plus long-term growth of capital.

The Forward Select EM Dividend Fund seeks to achieve high total return through capital appreciation and current income.

The Forward Select Income Fund seeks high current income and potential for modest long-term growth of capital.

The Chicago Board Options Exchange (CBOE) Volatility Index (VIX) shows the market’s expectation of 30-day volatility and is a widely used measure of market risk.

The MSCI EAFE (Europe, Australasia and Far East) Index is an unmanaged index of over 1,000 foreign common stock prices, including the reinvestment of dividends.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market.

The S&P 500 Index is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

One cannot invest directly in an index.

Correlation is a statistical measure of how two securities move in relation to each other.

Alan Reid is a registered representative of Forward Securities, LLC.

Forward Funds are distributed by Forward Securities, LLC.

The discussions concerning the funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect performance of the funds in the future, including the portfolio managers’ outlook regarding economic, market, political and other factors relevant to investment performance. These statements are based on the portfolio managers’ expectations concerning certain future events and their expected impact on the funds, and are current only through the date on the cover of this report. Forward-looking statements are inherently uncertain and are not intended to predict the future performance of the funds. Actual events may cause adjustments in the portfolio managers’ strategies from those currently expected to be employed, and the outlook of the portfolio managers is subject to change.

Forward International Real Estate Fund (KIRYX) is ranked number one in its category. (Inception 4/28/06) 1-Year Morningstar ranking of 1 among 181 Global Real Estate funds, as of 6/30/12. Morningstar rankings measure risk-adjusted returns.

© 2012 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

The Forward International Real Estate Fund was ranked against the following numbers of U.S.-domiciled Global Real Estate funds over the following time periods: 1 out of 181 funds in the last year, 24 out of 152 funds in the last three years, and 39 out of 111 in the last five years. Morningstar ranking is for the institutional class only; other classes may have different performance characteristics.

Not FDIC Insured | No Bank Guarantee | May Lose Value

© 2012 Forward Funds. All rights reserved.

June 30, 2012	4

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2012

See page 10 for important performance disclosure information about the Forward Funds.

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.forwardinvesting.com. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. Total return is based on NAV, assuming reinvestment of all distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Forward Credit Analysis Long/Short Fund(a)

	1 YEAR	5 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	10.07%	N/A	9.62%	05/01/08

Institutional Class	10.37%	N/A	10.00%	05/01/08

Class A (load adjusted)(b)(c)	3.27%	1.85%	1.49%	12/29/06

Class A (without load)(c)(d)	9.61%	3.05%	2.58%	12/29/06

Class C (with CDSC)(e)	8.28%	N/A	10.86%	06/03/09

Class C (without CDSC)(f)	9.28%	N/A	10.86%	06/03/09

Class M	10.38%	N/A	7.43%	02/01/10

Forward EM Corporate Debt Fund(g)

	1 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	-6.30%	5.02%	10/05/07

Institutional Class	-6.01%	5.37%	10/05/07

Class C (with CDSC)(e)	-7.61%	4.59%	10/05/07

Class C (without CDSC)(f)	-6.82%	4.59%	10/05/07

Forward Emerging Markets Fund(h)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	-18.55%	-2.05%	N/A	15.51%	04/09/03

Institutional Class	-18.38%	-1.67%	13.64%	6.45%	10/04/95

Class M	-18.15%	N/A	N/A	0.84%	02/01/10

Forward Endurance Long/Short Fund

	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class(i)	-0.96%	12/31/11

Institutional Class(i)	-0.80%	12/31/11

5	June 30, 2012

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2012

See page 10 for important performance disclosure information about the Forward Funds.

Forward Focus Fund(j)

	1 YEAR	5 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	-6.06%	N/A	10.55%	10/21/08

Institutional Class	-5.69%	N/A	3.72%	05/01/08

Class A (load adjusted)(b)	-11.49%	-0.27%	4.41%	04/01/05

Class A (without load)(d)	-6.10%	0.92%	5.27%	04/01/05

Forward Global Credit Long/Short Fund

	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class(i)	1.94%	09/30/11

Institutional Class(i)	2.25%	09/30/11

Class C (with CDSC)(e)(i)	0.48%	09/30/11

Class C (without CDSC)(f)(i)	1.47%	09/30/11

Class M(i)	2.26%	09/30/11

Forward International Dividend Fund(k)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	-9.58%	-7.37%	5.32%	3.54%	10/01/98

Institutional Class	-9.12%	-7.13%	N/A	-6.02%	05/01/07

Class M	-8.99%	N/A	N/A	-10.34%	05/02/11

Forward International Small Companies Fund(l)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	-17.99%	-7.88%	7.48%	7.77%	03/05/02

Institutional Class	-17.69%	-7.55%	7.81%	7.28%	02/07/96

Class A (load adjusted)(b)	-22.81%	-9.05%	N/A	1.38%	05/02/05

Class A (without load)(d)	-18.09%	-7.97%	N/A	2.22%	05/02/05

Class M	-17.69%	N/A	N/A	1.81%	02/01/10

June 30, 2012	6

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2012

See page 10 for important performance disclosure information about the Forward Funds.

Forward Large Cap Dividend Fund(m)

	1 YEAR	5 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	2.47%	N/A	-0.05%	05/02/11

Institutional Class	2.79%	0.88%	2.20%	01/31/07

Class A (load adjusted)(b)	-3.56%	-0.75%	1.58%	10/31/06

Class A (without load)(d)	2.28%	0.43%	2.64%	10/31/06

Forward Select EM Dividend Fund

	1 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	-6.83%	-9.84%	05/02/11

Institutional Class	-6.34%	-7.39%	05/03/11

Class C (with CDSC)(e)	-8.20%	-10.30%	05/02/11

Class C (without CDSC)(f)	-7.30%	-10.30%	05/02/11

Class M	-6.38%	-9.40%	05/02/11

Forward Small Cap Equity Fund

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	-12.60%	-5.82%	3.65%	5.32%	10/01/98

Institutional Class	-12.00%	-5.44%	4.08%	3.99%	06/06/02

Class A (load adjusted)(b)	-17.61%	-6.94%	N/A	0.15%	05/02/05

Class A (without load)(d)	-12.59%	-5.83%	N/A	0.99%	05/02/05

Class M	-12.33%	N/A	N/A	4.39%	02/01/10

Forward Tactical Enhanced Fund

	1 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	1.11%	1.28%	12/31/10

Institutional Class	1.50%	1.65%	12/31/10

Class A (load adjusted)(b)	-4.80%	-2.84%	12/31/10

Class A (without load)(d)	0.99%	1.09%	12/31/10

Class C (with CDSC)(e)	-0.49%	0.64%	12/31/10

Class C (without CDSC)(f)	0.51%	0.64%	12/31/10

Class M	1.50%	0.19%	04/15/11

7	June 30, 2012

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2012

See page 10 for important performance disclosure information about the Forward Funds.

Forward Tactical Growth Fund

	1 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	-2.02%	1.23%	09/14/09

Institutional Class	-1.67%	1.56%	09/14/09

Class A (load adjusted)(b)	-7.78%	-3.26%	03/12/10

Class A (without load)(d)	-2.14%	-0.74%	03/12/10

Class C (with CDSC)(e)	-3.58%	0.62%	09/14/09

Class C (without CDSC)(f)	-2.62%	0.62%	09/14/09

Class M	-1.67%	0.87%	02/01/10

Forward Commodity Long/Short Strategy Fund

	1 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	-8.73%	0.03%	12/31/10

Institutional Class	-8.52%	0.33%	12/31/10

Class C (with CDSC)(e)	-10.22%	-11.30%	05/04/11

Class C (without CDSC)(f)	-9.33%	-11.30%	05/04/11

Class M(i)	N/A	-6.22%	12/07/11

Class Z	-8.51%	0.30%	12/31/10

Forward Managed Futures Strategy Fund

	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class(i)	-6.32%	01/30/12

Institutional Class(i)	-6.20%	01/30/12

Class C (with CDSC)(e)(i)	-7.49%	01/30/12

Class C (without CDSC)(f)(i)	-6.56%	01/30/12

Class Z(i)	-7.09%	01/31/12

(a) Prior to May 1, 2011 the Forward Credit Analysis Long/Short Fund was known as the Forward Long/Short Credit Analysis Fund.

(b) Includes the effect of the maximum 5.75% sales charge.

(c) Class A shares of the fund originally commenced operations on 12/29/06, were liquidated on 11/21/08, and were launched again on 09/01/10. The performance shown for any period beginning on or after 11/24/08 and lasting through 08/31/10 is that of the fund’s Investor Class shares adjusted to reflect the specific operating expenses applicable to Class A shares. The performance shown for any period beginning on or after 09/01/10 is that of the fund’s Class A shares.

(d) Excludes sales charge.

(e) Includes the 1.00% contingent deferred sales charge.

(f) Excludes the 1.00% contingent deferred sales charge.

June 30, 2012	8

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2012

See page 10 for important performance disclosure information about the Forward Funds.

(g) As of February 14, 2011, the Forward EM Corporate Debt Fund replaced the sub-advisor, Pictet Asset Management SA with SW Asset Management, LLC. Prior to May 1, 2011 the Forward EM Corporate Debt Fund was known as the Forward International Fixed-Income Fund.

(h) The Retail Class and Institutional Class of the Pictet Global Emerging Markets Fund were reorganized into the Investor and Institutional Class, respectively, of the Forward Global Emerging Markets Fund on September 16, 2004. Performance figures shown for prior periods prior to September 16, 2004 represent performance of the Retail Class and Institutional Class of the Pictet Global Emerging Markets Fund. Prior to May 1, 2008, the Forward Emerging Markets Fund was known as the Forward Global Emerging Markets Fund.

(i) “Since inception” performance is not annualized for a “since inception” period that is less than 1 year.

(j) Prior to October 20, 2010 the Forward Focus Fund was known as the Forward Legato Fund.

(k) Prior to May 1, 2010, the Forward International Dividend Fund was known as the Forward International Equity Fund. As of December 1, 2008, the Fund is directly managed by Forward Management, LLC., the Advisor to the Forward Funds. Performance figures and other portfolio data shown for periods prior to December 1, 2008, do not reflect Forward Management’s performance or strategy. Prior to September 1, 2005, the Forward International Equity Fund was known as the Forward Hansberger International Growth Fund. Pictet Asset Management Limited had been the Fund’s sub-advisor since September 1, 2005. From March 6, 2000 through August 31, 2005, Hansberger Global Investors, Inc. was the Fund’s sub-advisor and the Fund’s investment strategy was different. Prior to March 6, 2000, the Fund was managed by a different sub-advisor. Accordingly, performance figures for periods before September 1, 2005 do not reflect the current strategy or the current sub-advisor’s performance.

(l) The Retail Class and Institutional Class of the Pictet International Small Companies Fund were reorganized into the Investor and Institutional classes, respectively, of the Forward International Small Companies Fund on December 23, 2003. Performance figures for periods prior to December 23, 2003 represent performance of the respective class of shares of the Pictet International Small Companies Fund.

(m) Prior to November 1, 2011 the Forward Large Cap Dividend Fund was known as the Forward Large Cap Equity Fund.

9	June 30, 2012

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2012

Risk Disclosures

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

Forward Credit Analysis Long/Short Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk.

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio.

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Forward EM Corporate Debt Fund

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in Exchange-Traded Funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk.

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio.

Forward Emerging Markets Fund

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in Exchange-Traded Funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Forward Endurance Long/Short Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in Exchange-Traded Funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

June 30, 2012	10

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2012

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility, and less regulation.

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio.

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

Forward Focus Fund

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility, and less regulation.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

Forward Global Credit Long/Short Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in Exchange-Traded Funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk.

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio.

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Forward International Dividend Fund

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Forward International Small Companies Fund

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in Exchange-Traded Funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks including, exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

11	June 30, 2012

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2012

Forward Large Cap Dividend Fund

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Forward Select EM Dividend Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility, and less regulation.

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Forward Small Cap Equity Fund

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in Exchange-Traded Funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility, and less regulation.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

Forward Tactical Enhanced Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in Exchange-Traded Funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Higher portfolio turnover rates will involve greater transaction costs, and may increase the potential for taxable distributions being paid to shareholders.

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Forward Tactical Growth Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in Exchange-Traded Funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

June 30, 2012	12

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2012

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Forward Commodity Long/Short Strategy Fund

Exposure to the commodities markets may subject a fund to greater volatility than investing in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters and international economic, political and regulatory developments.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in Exchange-Traded Funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks.

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio.

Forward Managed Futures Strategy Fund

Exposure to the commodities markets may subject a fund to greater volatility than investing in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters and international economic, political and regulatory developments.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in Exchange-Traded Funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks.

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio.

13	June 30, 2012

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2012

As a shareholder of the Forward Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of each Fund in the table provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of each Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 01/01/12	ENDING ACCOUNT VALUE 06/30/12	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/12-06/30/12

FORWARD CREDIT ANALYSIS LONG/SHORT FUND
Investor Class
Actual	$1,000.00	$1,087.80	1.99%	$10.33

Hypothetical	$1,000.00	$1,014.97	1.99%	$9.97
Institutional Class
Actual	$1,000.00	$1,088.80	1.64%	$8.52

Hypothetical	$1,000.00	$1,016.71	1.64%	$8.22
Class A
Actual	$1,000.00	$1,085.30	2.14%	$11.10

Hypothetical	$1,000.00	$1,014.22	2.14%	$10.72
Class C
Actual	$1,000.00	$1,084.80	2.59%	$13.43

Hypothetical	$1,000.00	$1,011.98	2.59%	$12.96

June 30, 2012	14

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2012

	BEGINNING ACCOUNT VALUE 01/01/12	ENDING ACCOUNT VALUE 06/30/12	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/12-06/30/12

FORWARD CREDIT ANALYSIS LONG/SHORT FUND (continued)
Class M
Actual	$1,000.00	$1,088.80	1.64%	$8.52

Hypothetical	$1,000.00	$1,016.71	1.64%	$8.22

FORWARD EM CORPORATE DEBT FUND
Investor Class
Actual	$1,000.00	$1,052.40	1.37%	$6.99

Hypothetical	$1,000.00	$1,018.05	1.37%	$6.87
Institutional Class
Actual	$1,000.00	$1,054.10	0.98%	$5.01

Hypothetical	$1,000.00	$1,019.99	0.98%	$4.92
Class C
Actual	$1,000.00	$1,049.90	1.94%	$9.89

Hypothetical	$1,000.00	$1,015.22	1.94%	$9.72

FORWARD EMERGING MARKETS FUND
Investor Class
Actual	$1,000.00	$1,049.20	1.81%	$9.22

Hypothetical	$1,000.00	$1,015.86	1.81%	$9.07
Institutional Class
Actual	$1,000.00	$1,052.30	1.41%	$7.19

Hypothetical	$1,000.00	$1,017.85	1.41%	$7.07
Class M
Actual	$1,000.00	$1,051.70	1.43%	$7.29

Hypothetical	$1,000.00	$1,017.75	1.43%	$7.17

FORWARD ENDURANCE LONG/SHORT FUND
Investor Class(c)
Actual	$1,000.00	$990.40	2.34%	$11.39

Hypothetical	$1,000.00	$1,013.23	2.34%	$11.71
Institutional Class(c)
Actual	$1,000.00	$992.00	1.99%	$9.69

Hypothetical	$1,000.00	$1,014.97	1.99%	$9.97

FORWARD FOCUS FUND
Investor Class
Actual	$1,000.00	$1,025.30	1.36%	$6.85

Hypothetical	$1,000.00	$1,018.10	1.36%	$6.82

15	June 30, 2012

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2012

	BEGINNING ACCOUNT VALUE 01/01/12	ENDING ACCOUNT VALUE 06/30/12	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/12-06/30/12

FORWARD FOCUS FUND (continued)
Institutional Class
Actual	$1,000.00	$1,027.00	1.00%	$5.04

Hypothetical	$1,000.00	$1,019.89	1.00%	$5.02
Class A
Actual	$1,000.00	$1,024.30	1.51%	$7.60

Hypothetical	$1,000.00	$1,017.35	1.51%	$7.57

FORWARD GLOBAL CREDIT LONG/SHORT FUND
Investor Class
Actual	$1,000.00	$1,020.70	2.39%	$12.01

Hypothetical	$1,000.00	$1,012.98	2.39%	$11.96
Institutional Class
Actual	$1,000.00	$1,022.80	1.99%	$10.01

Hypothetical	$1,000.00	$1,014.97	1.99%	$9.97
Class C
Actual	$1,000.00	$1,017.40	2.99%	$15.00

Hypothetical	$1,000.00	$1,010.00	2.99%	$14.94
Class M
Actual	$1,000.00	$1,022.80	1.99%	$10.01

Hypothetical	$1,000.00	$1,014.97	1.99%	$9.97

FORWARD INTERNATIONAL DIVIDEND FUND
Investor Class
Actual	$1,000.00	$1,055.10	1.43%	$7.31

Hypothetical	$1,000.00	$1,017.75	1.43%	$7.17
Institutional Class
Actual	$1,000.00	$1,057.10	1.06%	$5.42

Hypothetical	$1,000.00	$1,019.59	1.06%	$5.32
Class M
Actual	$1,000.00	$1,057.20	1.07%	$5.47

Hypothetical	$1,000.00	$1,019.54	1.07%	$5.37

FORWARD INTERNATIONAL SMALL COMPANIES FUND
Investor Class
Actual	$1,000.00	$1,054.40	1.68%	$8.58

Hypothetical	$1,000.00	$1,016.51	1.68%	$8.42

June 30, 2012	16

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2012

	BEGINNING ACCOUNT VALUE 01/01/12	ENDING ACCOUNT VALUE 06/30/12	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/12-06/30/12

FORWARD INTERNATIONAL SMALL COMPANIES FUND (continued)
Institutional Class
Actual	$1,000.00	$1,056.20	1.33%	$6.80

Hypothetical	$1,000.00	$1,018.25	1.33%	$6.67
Class A
Actual	$1,000.00	$1,053.50	1.83%	$9.34

Hypothetical	$1,000.00	$1,015.76	1.83%	$9.17
Class M
Actual	$1,000.00	$1,056.20	1.36%	$6.95

Hypothetical	$1,000.00	$1,018.10	1.36%	$6.82

FORWARD LARGE CAP DIVIDEND FUND
Investor Class
Actual	$1,000.00	$1,051.80	1.30%	$6.63

Hypothetical	$1,000.00	$1,018.40	1.30%	$6.52
Institutional Class
Actual	$1,000.00	$1,053.50	0.96%	$4.90

Hypothetical	$1,000.00	$1,020.09	0.96%	$4.82
Class A
Actual	$1,000.00	$1,051.00	1.46%	$7.45

Hypothetical	$1,000.00	$1,017.60	1.46%	$7.32

FORWARD SELECT EM DIVIDEND FUND
Investor Class
Actual	$1,000.00	$1,106.60	1.79%	$9.38

Hypothetical	$1,000.00	$1,015.96	1.79%	$8.97
Institutional Class
Actual	$1,000.00	$1,110.20	1.39%	$7.29

Hypothetical	$1,000.00	$1,017.95	1.39%	$6.97
Class C
Actual	$1,000.00	$1,104.50	2.39%	$12.51

Hypothetical	$1,000.00	$1,012.98	2.39%	$11.96
Class M
Actual	$1,000.00	$1,109.80	1.39%	$7.29

Hypothetical	$1,000.00	$1,017.95	1.39%	$6.97

17	June 30, 2012

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2012

	BEGINNING ACCOUNT VALUE 01/01/12	ENDING ACCOUNT VALUE 06/30/12	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/12-06/30/12

FORWARD SMALL CAP EQUITY FUND
Investor Class
Actual	$1,000.00	$1,054.90	1.32%	$6.74

Hypothetical	$1,000.00	$1,018.30	1.32%	$6.62
Institutional Class
Actual	$1,000.00	$1,056.40	1.01%	$5.16

Hypothetical	$1,000.00	$1,019.84	1.01%	$5.07
Class A
Actual	$1,000.00	$1,054.80	1.37%	$7.00

Hypothetical	$1,000.00	$1,018.05	1.37%	$6.87
Class M
Actual	$1,000.00	$1,056.60	1.03%	$5.27

Hypothetical	$1,000.00	$1,019.74	1.03%	$5.17

FORWARD TACTICAL ENHANCED FUND
Investor Class
Actual	$1,000.00	$1,057.80	2.34%	$11.97

Hypothetical	$1,000.00	$1,013.23	2.34%	$11.71
Institutional Class
Actual	$1,000.00	$1,059.70	1.99%	$10.19

Hypothetical	$1,000.00	$1,014.97	1.99%	$9.97
Class A
Actual	$1,000.00	$1,057.50	2.49%	$12.74

Hypothetical	$1,000.00	$1,012.48	2.49%	$12.46
Class C
Actual	$1,000.00	$1,054.90	2.94%	$15.02

Hypothetical	$1,000.00	$1,010.24	2.94%	$14.69
Class M
Actual	$1,000.00	$1,059.70	1.99%	$10.19

Hypothetical	$1,000.00	$1,014.97	1.99%	$9.97

FORWARD TACTICAL GROWTH FUND
Investor Class
Actual	$1,000.00	$1,040.90	1.75%	$8.88

Hypothetical	$1,000.00	$1,016.16	1.75%	$8.77
Institutional Class
Actual	$1,000.00	$1,042.60	1.41%	$7.16

Hypothetical	$1,000.00	$1,017.85	1.41%	$7.07

June 30, 2012	18

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2012

	BEGINNING ACCOUNT VALUE 01/01/12	ENDING ACCOUNT VALUE 06/30/12	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/12-06/30/12

FORWARD TACTICAL GROWTH FUND (continued)
Class A
Actual	$1,000.00	$1,040.20	1.90%	$9.64

Hypothetical	$1,000.00	$1,015.42	1.90%	$9.52
Class C
Actual	$1,000.00	$1,037.30	2.35%	$11.90

Hypothetical	$1,000.00	$1,013.18	2.35%	$11.76
Class M
Actual	$1,000.00	$1,042.50	1.40%	$7.11

Hypothetical	$1,000.00	$1,017.90	1.40%	$7.02

FORWARD COMMODITY LONG/SHORT STRATEGY FUND
Investor Class
Actual	$1,000.00	$912.30	1.67%	$7.94

Hypothetical	$1,000.00	$1,016.56	1.67%	$8.37
Institutional Class
Actual	$1,000.00	$913.90	1.32%	$6.28

Hypothetical	$1,000.00	$1,018.30	1.32%	$6.62
Class C
Actual	$1,000.00	$909.80	2.27%	$10.78

Hypothetical	$1,000.00	$1,013.58	2.27%	$11.36
Class M
Actual	$1,000.00	$911.30	1.30%	$6.18

Hypothetical	$1,000.00	$1,018.40	1.30%	$6.52
Class Z
Actual	$1,000.00	$914.20	1.31%	$6.23

Hypothetical	$1,000.00	$1,018.35	1.31%	$6.57

FORWARD MANAGED FUTURES STRATEGY FUND
Investor Class(d)
Actual	$1,000.00	$936.80	2.68%	$10.78

Hypothetical	$1,000.00	$1,011.54	2.68%	$13.40
Institutional Class(d)
Actual	$1,000.00	$938.00	2.33%	$9.38

Hypothetical	$1,000.00	$1,013.28	2.33%	$11.66

19	June 30, 2012

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2012

	BEGINNING ACCOUNT VALUE 01/01/12	ENDING ACCOUNT VALUE 06/30/12	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/12-06/30/12

FORWARD MANAGED FUTURES STRATEGY FUND (continued)
Class C(d)
Actual	$1,000.00	$934.40	3.28%	$13.18

Hypothetical	$1,000.00	$1,008.55	3.28%	$16.38
Class Z(e)
Actual	$1,000.00	$929.10	2.28%	$9.07

Hypothetical	$1,000.00	$1,013.53	2.28%	$11.41

(a) Annualized, based on the Fund’s most recent fiscal half year expenses.

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), then divided by 366.

(c) The Forward Endurance Long/Short Fund commenced operations on January 3, 2012.

(d) The Forward Managed Futures Strategy Fund commenced operations on January 30, 2012.

(e) The Forward Managed Futures Strategy Fund began offering Class Z shares on January 31, 2012.

June 30, 2012	20

Summary of Portfolio Holdings (Note 10) (Unaudited)

Under SEC Rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables which present portfolio holdings as a percent of total net assets are provided in compliance with such requirements.

FORWARD CREDIT ANALYSIS LONG/SHORT FUND
Municipal Bonds	103.69%

Corporate Bonds	2.15%

Preferred Stocks	0.72%

Short-Term Bank Debt Instruments & Net Cash	-6.56%
	100.00%

FORWARD EM CORPORATE DEBT FUND
South America	23.96%

Eastern Europe	19.83%

Asia	18.71%

Latin America	18.55%

Middle East	9.50%

Africa	4.12%

North America	2.47%

Europe	0.35%

Short-Term Bank Debt Instruments & Net Cash	2.51%
	100.00%

FORWARD EMERGING MARKETS FUND
Financials	36.15%	(a)

Energy	22.10%

Information Technology	21.27%

Consumer Discretionary	15.07%

Telecommunications Services	11.25%

Materials	10.42%

Consumer Staples	9.54%

Industrials	5.73%

Health Care	2.20%

Chemicals	0.89%

Utilities	0.87%

Short-Term Bank Debt Instruments, Investments Purchased with Cash Collateral from Securities Loaned & Net Cash	-35.49%
	100.00%

FORWARD ENDURANCE LONG/SHORT FUND
Information Technology	64.85%	(a)

Telecommunication Services	17.25%
Materials	3.49%

Financials	1.51%

Energy	1.43%

Health Care	0.88%

Industrials	0.87%

Consumer Discretionary	0.70%

Options Purchased	0.71%

Short-Term Bank Debt Instruments & Net Cash	8.31%
	100.00%

FORWARD FOCUS FUND
Information Technology	19.88%

Industrials	18.85%

Financials	15.16%

Materials	14.49%

Consumer Discretionary	10.78%

Health Care	10.60%

Consumer Staples	4.19%

Energy	3.48%

Short-Term Bank Debt Instruments & Net Cash	2.57%
	100.00%

FORWARD GLOBAL CREDIT LONG/SHORT FUND
Corporate Bonds	61.78%

Asset-Backed Securities	9.91%

Foreign Government Obligations	5.64%

Convertible Corporate Bonds	3.65%

Common Stocks	2.04%

Short-Term Bank Debt Instruments & Net Cash	16.98%
	100.00%

FORWARD INTERNATIONAL DIVIDEND FUND
Financials	20.37%

Industrials	12.58%

Consumer Discretionary	11.22%

Health Care	10.02%

Consumer Staples	9.26%

Energy	7.61%

21	June 30, 2012

Summary of Portfolio Holdings (Note 10) (Unaudited)

FORWARD INTERNATIONAL DIVIDEND FUND (continued)
Telecommunication Services	7.30%

Utilities	5.77%

Materials	5.20%

Information Technology	4.18%

Mortgage Securities	3.28%

Short-Term Bank Debt Instruments & Net Cash	3.21%
100.00%

FORWARD INTERNATIONAL SMALL COMPANIES FUND
Industrials	19.08%

Consumer Discretionary	18.37%

Information Technology	11.36%

Consumer Staples	9.83%

Financials	9.13%

Energy	6.25%

Exchange-Traded Funds	4.58%

Materials	4.25%

Health Care	3.85%

Telecommunications Services	2.12%

Utilities	1.36%

Short-Term Bank Debt Instruments, Investments Purchased with Cash Collateral from Securities Loaned & Net Cash	9.82%
100.00%

FORWARD LARGE CAP DIVIDEND FUND
Information Technology	17.78%

Financials	17.31%

Industrials	12.51%

Consumer Discretionary	11.83%

Consumer Staples	11.31%

Health Care	10.12%

Energy	8.68%

Mortgage Securities	3.69%

Telecommunication Services	1.82%

Materials	1.73%

Short-Term Bank Debt Instruments & Net Cash	3.22%
100.00%

FORWARD SELECT EM DIVIDEND FUND
Financials	21.14%

Industrials	14.16%

Consumer Staples	13.50%
Telecommunication Services	9.61%

Consumer Discretionary	9.37%

Utilities	9.17%

Materials	7.83%

Information Technology	7.27%

Health Care	5.27%

Energy	5.20%

Mortgage Securities	2.34%

Short-Term Bank Debt Instruments & Net Cash	-4.86%
100.00%

FORWARD SMALL CAP EQUITY FUND
Consumer Discretionary	17.06%

Financials	15.68%

Industrials	15.13%

Information Technology	15.09%

Health Care	11.13%

Consumer Staples	7.52%

Materials	5.13%

Affiliated Investment Companies	4.97%

Energy	3.43%

Utilities	0.37%

Short-Term Bank Debt Instruments & Net Cash	4.49%
100.00%

FORWARD TACTICAL ENHANCED FUND
U.S. Treasury Bonds & Notes	74.06%

Options Purchased	0.04%

Short-Term Bank Debt Instruments & Net Cash	25.90%
100.00%

FORWARD TACTICAL GROWTH FUND
U.S. Treasury Bonds & Notes	74.15%

Short-Term Bank Debt Instruments & Net Cash	25.85%
100.00%

FORWARD COMMODITY LONG/SHORT STRATEGY FUND
Agency Pass-Through Securities	30.59%

Corporate Bonds	16.15%

U.S. Treasury Bonds & Notes	15.69%

Municipal Bonds	3.06%

Collateralized Mortgage Obligations	1.85%

Asset-Backed Securities	0.67%

Short-Term Bank Debt Instruments & Net Cash	31.99%
100.00%

June 30, 2012	22

Summary of Portfolio Holdings (Note 10) (Unaudited)

FORWARD MANAGED FUTURES STRATEGY FUND
Exchange-Traded Funds	72.09%

Short-Term Bank Debt Instruments & Net Cash	27.91%
100.00%

These allocations may not reflect the current or future position of the portfolio.

(a) When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

23	June 30, 2012

Portfolio of Investments (Note 10) (Unaudited)

Forward Credit Analysis Long/Short Fund

Shares		Value (Note 2)

PREFERRED STOCKS: 0.72%
Diversified Financial Services: 0.43%

50,000	Citigroup Capital XII 8.500%	$1,253,000

21,250	JPMorgan Chase Capital XXVIII(a) 7.200%	532,950

		1,785,950

Electric: 0.29%

12,188	Southern California Edison Co.(a)(b) 4.580%	1,220,323

	Total Preferred Stocks (Cost $3,003,432)	3,006,273

Principal Amount

CORPORATE BONDS: 2.15%
Consumer Cyclical: 0.22%

$250,000	General Motors Corp., Sr. Unsec. Notes 7.200%, 01/15/12(c)(d)	25

895,000	United Air Lines, Inc., Sr. Sec. Notes 9.875%, 08/01/13(b)(e)	927,444

		927,469

Financials: 0.90%

3,000,000	Nationwide Mutual Insurance Co., Sub. Notes 5.810%, 12/15/24(a)(b)(e)	2,730,177

1,000,000	Penske Truck Leasing Co. Lp (PTL Finance Corp.), Unsec. Notes 3.750%, 05/11/17(e)	1,009,427

		3,739,604

Industrials: 1.03%

4,000,000	Enterprise Products Operating Llc, Gtd. Notes, Series B 7.034%, 01/15/68(a)(b)	4,284,904

	Total Corporate Bonds (Cost $8,573,437)	8,951,977

MUNICIPAL BONDS: 103.69%
Alaska: 2.83%

9,400,000	Northern Alaska Tobacco Securitization Corp., Revenue Bonds (Tobacco Settlement Asset Backed), Series A 5.000%, 06/01/32(b)	7,986,240

5,000,000	5.000%, 06/01/46(b)	3,776,500

		11,762,740
Principal Amount		Value (Note 2)

Arizona: 0.13%

$500,000	Salt Verde, Arizona, Financial Corp., Senior Gas Revenue Bonds 5.250%, 12/01/20	$544,595

California: 13.35%

2,690,000	California County Tobacco Securitization Agency Tobacco Settlement, Asset-Backed Convertible Revenue Bonds (Los Angeles County Securitization Corp.) 5.450%, 06/01/28	2,266,217

500,000	California Educational Facilities Authority, General Obligation Revenue Bonds (San Francisco University) 5.000%, 10/01/21	587,200

3,945,000	California Housing Finance Agency, Revenue Bonds (Alternative Minimum Tax Home Mortgage), Series K 5.500%, 02/01/42	4,084,061

1,425,000	California State Health Facilities Financing Authority, Revenue Bonds (Catholic Health Care West), Series J 5.625%, 07/01/32(b)	1,547,336

3,070,000	California State Pollution Control Financing Authority Pollution Control, Revenue Bonds (Refunding Pacific Gas-D-Rmkt) 4.750%, 12/01/23	3,311,855

1,400,000	California State Public Works Board, Revenue Bonds (Build America Bonds), Series G-2 8.361%, 10/01/34(b)	1,792,868

2,000,000	California State Public Works Board, Revenue Bonds, Series A-1 5.750%, 03/01/30(b)	2,245,560

1,750,000	California Statewide Communities Development Authority, Revenue Bonds (Kaiser Permanente), Series A 5.000%, 04/01/42	1,869,508

5,900,000	Golden State Tobacco Securitization Corp., Asset-Backed Revenue Bonds (California Tobacco Settlement), Sr. Series A-1 4.500%, 06/01/27	4,867,736

10,000,000	Golden State Tobacco Securitization Corp., Asset-Backed Revenue Bonds (California Tobacco Settlement), Sr. Series A-2 0.000%, 06/01/37	7,501,500

June 30, 2012	24	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Credit Analysis Long/Short Fund

Principal Amount		Value (Note 2)
California (continued): 13.35%

$4,700,000	Long Beach Bond Finance Authority, Natural Gas Purchase (Libor Index), Series B, VRDN 1.763%, 11/15/27(a)(b)	$3,455,487

1,000,000	Long Beach, California Bond Finance Authority, Revenue Bonds, Series A 5.000%, 11/15/15(b)	1,065,760

2,725,000	Los Angeles Convention & Exhibit Center Authority, Lease Revenue Bonds, Series A 5.125%, 08/15/22(b)	3,001,260

2,500,000	Los Angeles Regional Airports Improvement Corp., Lease Revenue Bonds, Series C, VRDN 7.500%, 12/01/24(f)	2,511,250

5,550,000	Northern California Gas Authority, No. 1 Revenue Bonds, VRDN 1.034%, 07/01/27(a)(b)	4,026,747

1,500,000	Palomar Pomerado, California Health Care District, Certificate Participation Bonds, (Palomar Pamerado Health) 6.000%, 11/01/30	1,640,475

1,925,000	State of California Municipal Bonds, General Obligation Revenue Bonds (Build America Bonds) 5.250%, 04/01/14(b)	2,066,699

3,170,000	7.550%, 04/01/39	4,079,537

4,700,000	Tobacco Securitization Authority of Southern California, Tobacco Settlement Revenue Bonds, Series A1-SNR 5.000%, 06/01/37	3,676,857

		55,597,913

Colorado: 1.25%

2,365,000	Denver City & County, Special Facilities Airport Revenue Bonds (United Airlines Project), Series A 5.250%, 10/01/32	2,350,219

2,915,000	Denver Colorado Health & Hospital Authority Healthcare, Revenue Bonds, Series B, VRDN 1.413%, 12/01/33(a)(b)	2,118,359

650,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds 5.750%, 11/15/18	723,320

		5,191,898
Connecticut: 2.05%

$2,500,000	Connecticut State Health & Educational Facility Authority, Revenue Bonds (Hartford Heath Care), Series A 5.000%, 07/01/41	$2,633,125

4,600,000	Connecticut State Health & Educational Facility Authority, Revenue Bonds (Stamford Hospital), Series I 5.000%, 07/01/30(b)	4,869,974

950,000	Connecticut State Health & Educational Facility Authority, Revenue Bonds (Yale-New Haven Hospital), Insured Ambac Indemnity Corp., Series J-1 5.000%, 07/01/26(b)	1,031,349

		8,534,448

Florida: 1.32%

1,000,000	Citizens Property Insurance Corp., Sr. Sec. Revenue Bonds, Series A-1 5.000%, 06/01/22	1,123,730

1,545,000	5.250%, 06/01/17	1,759,106

700,000	6.000%, 06/01/16(b)	805,812

1,790,000	Tallahassee Florida Health Facilities, Revenue Bonds (Memory Healthcare Project) 6.375%, 12/01/30(b)	1,791,898

		5,480,546

Georgia: 3.24%

5,160,000	City of Atlanta, Georgia Water & Wastewater Revenue Bonds, Series A 5.500%, 11/01/27(b)	6,243,497

1,600,000	Municipal Electric Authority of Georgia, Revenue Bonds (Build America Bonds) 6.655%, 04/01/57(b)	1,835,456

5,100,000	Municipal Electric Authority of Georgia, Revenue Bonds (Build America Bonds, Plant Vogtle Units 3&4 Project), Series P 7.055%, 04/01/57(b)	5,399,625

		13,478,578

Guam: 1.88%

5,000,000	Guam Government Municipal Bonds, General Obligation Unlimited, Series A 7.000%, 11/15/39(b)	5,553,900

See Notes to Financial Statements	25	June 30, 2012

Portfolio of Investments (Note 10) (Unaudited)

Forward Credit Analysis Long/Short Fund

Principal Amount		Value (Note 2)
Guam (continued): 1.88%

$2,100,000	Guam Government Municipal Bonds, Series A 6.000%, 11/15/19(b)	$2,261,322

		7,815,222

Illinois: 3.90%

1,000,000	Illinois Finance Authority, Revenue Bonds (Silver Cross & Medical Centers), Series A 7.000%, 08/15/44(b)	1,144,100

10,265,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds 5.500%, 06/01/23(b)	11,823,843

3,000,000	State of Illinois, General Obligation Unlimited Bonds (Build America Bonds) 6.630%, 02/01/35	3,262,680

		16,230,623

Indiana: 0.38%

1,435,000	Indiana Finance Authority Finance Authority, Hospital Revenue Bonds (Parkview Health System) 5.000%, 05/01/29	1,579,935

Iowa: 4.46%

6,875,000	Iowa Tobacco Settlement Authority, Asset-Backed Revenue Bonds (Capital Appreciation), Series B 5.600%, 06/01/34	6,291,725

5,730,000	Iowa Tobacco Settlement Authority, Asset-Backed Revenue Bonds, Series A 6.500%, 06/01/23	5,526,184

3,000,000	Iowa Tobacco Settlement Authority, Asset-Backed Revenue Bonds, Series C 5.375%, 06/01/38	2,479,170

5,185,000	5.500%, 06/01/42	4,254,189

		18,551,268

Kentucky: 2.93%

2,675,000	Kentucky Economic Development Finance Authority, Revenue Bonds (Baptist Healthcare System), Series A 5.375%, 08/15/24(b)	3,046,451

1,250,000	Kentucky Economic Development Finance Authority, Revenue Bonds (Owensboro Medical Health System), Series A 6.375%, 06/01/40(b)	1,441,225

$1,500,000	Kentucky Housing Corp., Housing Revenue Bonds, Series A 4.250%, 07/01/33	$1,560,270

2,700,000	Louisville & Jefferson County, Kentucky, Metropolitan Government Health Facilities Revenue Bonds (Jewish Hospital Saint Mary’s Healthcare) 6.125%, 02/01/37(b)	3,441,393

2,625,000	Louisville & Jefferson County, Kentucky, Metropolitan Government Health System Revenue Bonds (Norton Healthcare, Inc.) 5.250%, 10/01/36(b)	2,722,571

		12,211,910

Louisiana: 3.50%

2,450,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, (Westlake Chemical Corp., Project) 6.750%, 11/01/32(b)	2,733,882

2,100,000	Louisiana Public Facilities Authority, Revenue Bonds (Christus Health), Series A 6.000%, 07/01/29(b)	2,411,766

1,500,000	Louisiana Public Facilities Authority, Revenue Bonds (Ochsner Clinic Foundation Project) 6.250%, 05/15/31(b)	1,685,325

4,555,000	Louisiana Public Facilities Authority, Revenue Bonds (Ochsner Clinic Foundation Project), Series A 5.250%, 05/15/38(b)	4,688,370

3,000,000	Louisiana, Tobacco Settlement Financing Corp., Revenue Bonds (Asset Backed), Series 2001B 5.875%, 05/15/39	3,073,530

		14,592,873

Maine: 0.41%

1,475,000	Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Maine General Medical Center) 6.750%, 07/01/36(b)	1,691,117

Maryland: 0.02%

65,000	Montgomery County, Maryland, Housing Opportunities Commission, Single Family Mortgage Revenue Bonds, Series B 5.350%, 07/01/34(b)	65,241

June 30, 2012	26	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Credit Analysis Long/Short Fund

Principal Amount		Value (Note 2)
Massachusetts: 0.85%

$3,030,000	Massachusetts Development Finance Agency, Revenue Bonds (Tufts Medical Center), Series I 6.250%, 01/01/27(b)	$3,552,311

Michigan: 0.41%

400,000	Detroit Water & Sewerage Department Sewerage Disposal System, Revenue and Revenue Refunding Sr. Lien Bonds, Series A 5.250%, 07/01/39	410,632

1,225,000	Michigan State Hospital Finance Authority, Revenue Bonds (Henry Ford Health System), Series A 5.250%, 11/15/32(b)	1,306,365

		1,716,997

Mississippi: 0.54%

1,990,000	Mississippi Development Bank, Revenue Bonds (Magnolia Regional Health Center), Series A 6.500%, 10/01/31(b)	2,255,784

Missouri: 0.24%

850,000	St. Louis, Missouri, Airport Revenue Bonds (Lambert-St. Louis International), Series A-1 6.625%, 07/01/34(b)	991,627

Nebraska: 4.33%

5,650,000	Nebraska Central Plains Energy Project, Gas Project Revenue Bonds (Project No.3) 5.000%, 09/01/27	5,882,610

7,000,000	5.000%, 09/01/32	7,150,570

5,000,000	5.000%, 09/01/42	4,991,950

		18,025,130

New Hampshire: 0.63%

2,450,000	New Hampshire Business Finance Authority, Pollution Control Revenue Bonds (United Illuminating Co.), Series A, VRDN 4.500%, 07/01/27(a)(b)	2,637,205

New Jersey: 4.73%

1,000,000	New Jersey Economic Development Authority, Revenue Bonds 5.000%, 06/15/20	1,136,640

800,000	5.375%, 06/15/14	878,328

2,255,000	New Jersey State Health Care Facilities Financing Authority, Revenue Bonds (Barnabas Health), Series A 5.625%, 07/01/32(b)	2,444,307

$1,500,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series B 5.250%, 06/15/24	$1,779,840

6,135,000	New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Series 1A 4.500%, 06/01/23(b)	5,751,501

8,680,000	4.625%, 06/01/26	7,699,942

		19,690,558

New York: 6.73%

1,225,000	Albany, New York Industrial Development Agency, Civic Facility Revenue Bonds (St. Peter’s Hospital Project), Series A 5.750%, 11/15/22(b)	1,405,663

1,000,000	Brooklyn Arena Local Development Corp., Revenue Bonds (Barclays Center Project) 6.000%, 07/15/30(b)	1,109,680

1,500,000	Erie Tobacco Asset Securitization Corp., Asset-Backed Revenue Bonds (New York Tobacco Settlement), Series E 6.000%, 06/01/28	1,395,345

1,000,000	Hudson, New York Yards Infrastructure Corp., Revenue Bonds, Series A 5.250%, 02/15/47(b)	1,089,500

3,900,000	Liberty, New York, Development Corp., Revenue Bonds (Goldman Sachs Headquarters, Llc) 5.250%, 10/01/35	4,379,115

6,515,000	New York City, Industrial Development Agency, Special Facilities Revenue Bonds (American Airlines, Inc. — JFK International Airport), VRDN 7.625%, 08/01/25(a)(f)	6,938,084

3,000,000	8.000%, 08/01/28(a)(b)(f)	3,194,820

2,295,000	New York City, New York Industrial Development Agency, Revenue Bonds (Queens Baseball Stadium-Pilot Project) 5.000%, 01/01/18(b)	2,455,558

1,000,000	New York City, New York Industrial Development Agency, Special Facilities Revenue Bonds (British Airways Plc) 5.250%, 12/01/32	964,760

750,000	New York City, New York Municipal Water Finance Authority, Water & Sewer Revenue Bonds, Series EE 6.011%, 06/15/42(b)	993,720

See Notes to Financial Statements	27	June 30, 2012

Portfolio of Investments (Note 10) (Unaudited)

Forward Credit Analysis Long/Short Fund

Principal Amount		Value (Note 2)
New York (continued): 6.73%

$3,700,000	New York State, Liberty Development Corp., Liberty Revenue Bonds (Port Authority Consolidated Bonds), Series 1WTC-2011 5.000%, 12/15/41	$4,083,468

		28,009,713

North Carolina: 1.55%

2,800,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Duke University Health Systems), Series A 5.000%, 06/01/42	3,050,964

1,000,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Vidant Health), Series A 5.000%, 06/01/36	1,070,940

1,300,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (WakeMed Health), Series A 5.000%, 10/01/31	1,408,264

825,000	North Carolina Municipal Power Agency, No. 1 Revenue Bonds (Catawba Electric), Series A 5.000%, 01/01/30	906,824

		6,436,992

Ohio: 2.97%

765,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Build America Bonds) 6.053%, 02/15/43(b)	928,335

1,250,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Fremont Energy Center Project), Series B 5.000%, 02/15/42	1,345,775

3,000,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Revenue Bonds (Asset-Backed Sr. Turbo), Series A-2 5.125%, 06/01/24	2,416,680

5,980,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Revenue Bonds (Capital Appreciation Asset-Backed Sr. Convertible), Series A-3 0.000%, 06/01/37	4,827,116

1,500,000	County of Hancock, Ohio Hospital Revenue Bonds (Blanchard Valley Regional Health Center) 5.750%, 12/01/26(b)	1,708,245

$1,000,000	Ohio State Air Quality Development Authority, Revenue Bonds (Columbus Southern Power Co.), Series B 5.800%, 12/01/38(b)	$1,133,520

		12,359,671

Oklahoma: 1.12%

4,400,000	Oklahoma State Development Finance Authority, Revenue Bonds (St. John Health System, Inc.) 5.000%, 02/15/34	4,679,400

Pennsylvania: 1.11%

1,500,000	Allegheny County Industrial Development Authority, Revenue Bonds (Environmental Improvement) 6.750%, 11/01/24(b)	1,689,510

835,000	Pennsylvania Economic Development Financing Authority Exempt Facilities, Revenue Bonds (Allegheny Energy Supply Co.) 7.000%, 07/15/39(b)	980,991

1,800,000	Philadelphia Hospitals & Higher Education Facilities Authority, Revenue Bonds (Temple University Health Systems), Series B 6.250%, 07/01/23	1,946,034

		4,616,535

Puerto Rico: 20.25%

4,400,000	Children’s Trust Fund Puerto Rico Tobacco Settlement, Revenue Bonds (Asset-Backed Bonds) 5.500%, 05/15/39	4,400,088

12,000,000	Children’s Trust Fund, Asset Backed Revenue Bonds, Series A 0.000%, 05/15/50	933,480

4,000,000	Commonwealth of Puerto Rico, General Obligation Revenue Bonds (Public Improvement), Series A 5.500%, 07/01/39	4,114,520

8,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Sr. Lien, Series A 5.750%, 07/01/37	8,371,120

2,000,000	6.000%, 07/01/47	2,129,840

3,225,000	6.125%, 07/01/24	3,765,252

June 30, 2012	28	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Credit Analysis Long/Short Fund

Principal Amount		Value (Note 2)
Puerto Rico (continued): 20.25%

$2,000,000	Puerto Rico Commonwealth, General Obligation Unlimited Bonds (Public Improvement), Series A 5.500%, 07/01/32(b)	$2,128,780

6,000,000	5.750%, 07/01/28	6,603,120

4,000,000	5.750%, 07/01/41	4,244,800

1,550,000	Puerto Rico Commonwealth Highway & Transportation Authority, Transportation Revenue Bonds, Series L 5.250%, 07/01/38(b)	1,624,555

1,855,000	Puerto Rico Commonwealth Highway & Transportation Authority, Transportation Revenue Bonds, Series N 5.250%, 07/01/39(b)	1,914,898

1,800,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Revenue Bonds, Insured Ambac Indemnity Corp., Series C 5.500%, 07/01/24(b)	1,988,244

475,000	5.500%, 07/01/25(b)	522,809

1,300,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Revenue Bonds, Series C 5.500%, 07/01/16(b)	1,435,733

3,200,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series CCC 5.250%, 07/01/27(b)	3,421,536

2,900,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series UU, VRDN 1.014%, 07/01/31(a)(b)	1,951,294

1,250,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW 5.250%, 07/01/25(b)	1,353,225

1,855,000	Puerto Rico Infrastructure Financing Authority, Revenue Bonds (Ports Authority), Series B 5.250%, 12/15/26	1,956,654

900,000	Puerto Rico Public Buildings Authority, Guaranteed Revenue Bonds (Government Facilities), Insured XL Capital Assurance, Inc., Series H 5.250%, 07/01/13(b)	937,548

2,000,000	Puerto Rico Public Buildings Authority, Guaranteed Revenue Bonds (Government Facilities), Series M-2, VRDN 5.750%, 07/01/34(a)	2,207,240

$5,800,000	Puerto Rico Public Buildings Authority, Guaranteed Revenue Bonds (Government Facilities), Series P 6.125%, 07/01/23	$6,732,756

4,000,000	Puerto Rico Public Buildings Authority, Guaranteed Revenue Bonds (Government Facilities), Series S 6.000%, 07/01/41	4,347,080

3,905,000	Puerto Rico Public Finance Corp., Revenue Bonds (Commonwealth Appropriation), Series B 5.500%, 08/01/31	4,172,102

5,000	Puerto Rico Sales Tax Financing Corp., Prerefunded Sales Tax Revenue Bonds (First Subordinate), Series A 5.500%, 08/01/28(b)	6,446

18,000,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds (Capital Appreciation), Series A 0.000%, 08/01/44	2,930,940

3,000,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds (First Subordinate), Series A 5.375%, 08/01/39	3,200,460

3,875,000	5.500%, 08/01/42(b)	4,105,872

1,725,000	6.000%, 08/01/42	1,923,272

795,000	Puerto Rico Sales Tax Financing Corp., Unrefunded Sales Tax Revenue Bonds (First Subordinate), Series A 5.500%, 08/01/28(b)	893,826

		84,317,490

Tennessee: 2.52%

3,290,000	Johnson City Health & Educational Facilities Board, First Mortgage Revenue Bonds (Mountain States Health Alliance), Series A 5.500%, 07/01/31(b)	3,486,446

3,850,000	Sullivan County, Tennessee, Health Educational & Housing Facilities Board, Hospital Revenue Bonds (Wellmont Health System Project), Series C 5.250%, 09/01/36(b)	3,993,528

2,750,000	Tennessee Energy Acquisition Corp., Gas Revenue Bonds, Series A 5.250%, 09/01/17	3,033,745

		10,513,719

See Notes to Financial Statements	29	June 30, 2012

Portfolio of Investments (Note 10) (Unaudited)

Forward Credit Analysis Long/Short Fund

Principal Amount		Value (Note 2)
Texas: 7.65%

$2,000,000	Central Texas Regional Mobility Authority, Sr. Lien Revenue Bonds 5.750%, 01/01/31(b)	$2,277,600

1,850,000	Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp., Revenue Bonds (American Airlines, Inc., Project) 6.000%, 11/01/14(f)	1,135,030

1,500,000	9.000%, 05/01/29(f)	641,250

1,000,000	Houston, Texas Airport Systems, Revenue Bonds (Special Facilities Continental Airlines, Inc., Terminal Projects) 6.500%, 07/15/30	1,087,440

3,000,000	6.625%, 07/15/38	3,268,740

1,100,000	Love Field Airport Modernization Corp., Special Facilities Revenue Bonds (Southwest Airlines Co. Project) 5.000%, 11/01/28	1,151,425

2,000,000	North Central Texas Health Facility Development Corp., Hospital Revenue Bonds (Children’s Medical Center of Dallas Project) 5.000%, 08/15/32	2,205,160

2,950,000	North Texas Tollway Authority, Revenue Bonds (Build America Bonds), Sub-Lien, Series B-2 8.910%, 02/01/30(b)	3,403,975

1,000,000	North Texas Tollway Authority, Revenue Bonds, Sub-Lien, Series A 6.250%, 02/01/23	1,129,680

1,000,000	State of Texas, Private Activity Bond Surface Transportation Corp., Revenue Bonds (Sr. Lien LBJ Infrastructure Group) 7.000%, 06/30/40	1,197,310

1,500,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue Bonds, Series A 5.000%, 12/15/16	1,608,435

5,000,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue Bonds, Sr. Lien, Series B, VRDN 1.013%, 12/15/26(a)	3,615,600

4,470,000	Texas Municipal Gas Acquisition & Supply Corp., I, Gas Supply Revenue Bonds, Sr. Lien, Series D 5.625%, 12/15/17	4,916,151

3,500,000	6.250%, 12/15/26	4,174,205

$525,000	Trinity River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project) 6.250%, 05/01/28(b)	$45,145

		31,857,146

Virgin Islands: 0.64%

500,000	Virgin Islands Public Finance Authority, Revenue Bonds (Sr. Lien/Capital Projects), Series A-1 5.000%, 10/01/39	509,695

2,000,000	Virgin Islands Public Finance Authority, Revenue Bonds (Sr. Lien/Manufacturing Federal Loan Notes), Series A 5.000%, 10/01/29(b)	2,136,180

		2,645,875

Virginia: 3.55%

3,000,000	Virginia State Small Business Financing Authority, Revenue Bonds (Sr. Lien Elizabeth River Crossings Opco, Llc Project) 5.250%, 01/01/32	3,130,320

3,750,000	5.500%, 01/01/42	3,956,362

7,000,000	6.000%, 01/01/37	7,712,880

		14,799,562

Washington: 0.51%

2,000,000	Washington State Health Care Facilities Authority, Revenue Bonds (Providence Health & Services), Series A 5.000%, 10/01/42	2,142,240

West Virginia: 0.34%

1,340,000	County of Pleasants, West Virginia Pollution Control Revenue Bonds (Allegheny Energy Supply Co.), Series F 5.250%, 10/15/37	1,416,286

Wisconsin: 1.37%

2,525,000	Wisconsin State General Fund Annual Appropriation, Revenue Bonds, Series A 5.750%, 05/01/33(b)	3,033,181

2,455,000	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds (Aurora Health Care, Inc.), Series A 5.625%, 04/15/39(b)	2,662,865

		5,696,046

	Total Municipal Bonds (Cost $414,152,711)	431,689,194

June 30, 2012	30	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Credit Analysis Long/Short Fund

Par Value		Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 6.53%

$27,159,759	Wells Fargo Bank & Co.-San Francisco 0.030%, due 07/02/12	$27,159,759

	Total Short-Term Bank Debt Instruments (Cost $27,159,759)	27,159,759

	Total Investments: 113.09% (Cost $452,889,339)	470,807,203

	Net Other Assets and Liabilities: (13.09)%	(54,485,353)

	Net Assets: 100.00%	$416,321,850

Percentages are stated as a percent of net assets.

(a) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2012.

(b) Security, or portion of security, is being held as collateral for short sales.

(c) Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(d) Security in default on interest payments.

(e) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $4,667,048, representing 1.12% of net assets.

(f) Security in default on interest payments. Pending the outcome of the bankruptcy filling. Security deemed to be liquid under the procedures approved by the Fund’s Board of Trustees.

Principal Amount		Value (Note 2)

SCHEDULE OF SECURITIES SOLD SHORT
Corporate Bonds

$(2,000,000)	Citigroup, Inc., Sr. Unsec. Notes 4.500%, 01/14/22	$(2,071,304)

(2,250,000)	Dow Chemical Co., Sr. Unsec. Notes 4.250%, 11/15/20	(2,451,337)

(2,250,000)	Ford Motor Credit Co. Llc., Sr. Unsec. Notes 5.750%, 02/01/21	(2,478,937)

(2,000,000)	Prudential Financial, Inc., Sr. Unsec. Notes, Series Medium-Term Notes 4.500%, 11/15/20	(2,125,176)

		(9,126,754)

U.S. Treasury Bonds & Notes

(12,000,000)	U.S. Treasury Bonds 3.125%, 11/15/41	(12,924,372)

(35,000,000)	U.S. Treasury Notes 1.000%, 10/31/16	(35,549,605)

(21,000,000)	2.000%, 11/15/21	(21,792,435)

		(70,266,412)

	Total Securities Sold Short (Proceeds $75,900,842)	$(79,393,166)

Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees is as follows:

Date of Purchase	Security	Cost	Market Value	% of Net Assets
08/12/08	General Motors Corp., Sr. Unsec. Notes 7.200%, 01/15/12(c)(d)	$0	$25	0.00%(g)

(g) Less than 0.005%.

Investment Abbreviations:

Gtd. — Guaranteed

Sec. — Secured

Sr. — Senior

Sub. — Subordinated

Unsec. — Unsecured

VRDN — Variable Rate Demand Notes

See Notes to Financial Statements	31	June 30, 2012

Portfolio of Investments (Note 10) (Unaudited)

Forward EM Corporate Debt Fund

Shares			Value (Note 2)

COMMON STOCKS: 0.92%
Colombia: 0.92%

35,500	Pacific Rubiales Energy Corp.		$752,795

	Total Common Stocks (Cost $975,382)		752,795

Principal Amount		Currency

FOREIGN GOVERNMENT OBLIGATIONS: 3.23%
Argentina: 3.23%

	Provincia de Buenos Aires, Sr. Unsec. Notes

3,000,000	11.750%, 10/05/15(a)	USD	2,055,000

	Republic of Argentina, Sr. Unsec. Notes

24,000,000	0.000%, 12/15/35(b)(c)	ARS	601,723

			2,656,723

	Total Foreign Government Obligations (Cost $3,497,840)		2,656,723

ASSET-BACKED SECURITIES: 0.88%
China: 0.88%

	Sealane Trade Finance, Ltd., Series 2011-1X, Class A

200,000	14.467%, 02/12/16(b)	USD	205,460

	Start CLO, Ltd., Series 2011-7A, Class A

500,000	15.468%, 06/09/15(b)	USD	515,815

			721,275

	Total Asset-Backed Securities (Cost $697,396)		721,275

CONVERTIBLE CORPORATE BONDS: 1.27%
Indonesia: 1.27%

	Enercoal Resources Pte, Ltd.

1,100,000	9.250%, 08/05/14	USD	1,040,875

	Total Convertible Corporate Bonds (Cost $1,154,656)		1,040,875

CORPORATE BONDS: 88.95%
Argentina: 0.63%

	Empresa Distribuidora Y Comercializadora Norte, Sr. Unsec. Notes

1,425,000	9.750%, 10/25/22(a)	USD	520,125
Principal Amount		Currency	Value (Note 2)

Brazil: 7.65%

	Banco Bradesco SA (Cayman Islands), Sub. Notes

1,000,000	5.750%, 03/01/22(a)	USD	$1,015,000

250,000	5.750%, 03/01/22(d)	USD	253,750

	BRF — Brasil Foods SA

300,000	5.875%, 06/06/22(d)	USD	309,750

	OSX 3 Leasing BV, Gtd. Notes

1,000,000	9.250%, 03/20/15	USD	1,003,500

	Vale Overseas, Ltd., Sr. Unsec. Notes

1,750,000	4.375%, 01/11/22	USD	1,792,196

	Voto-Votorantim Overseas Trading Operations NV, Sr. Unsec. Notes

1,750,000	6.625%, 09/25/19(a)	USD	1,911,875

			6,286,071

Chile: 0.34%

	Inversiones Alsacia SA, Sec. Notes

289,656	8.000%, 08/18/18(a)	USD	280,336

Colombia: 1.67%

	Gruposura Finance, Gtd. Notes

300,000	5.700%, 05/18/21(d)	USD	316,125

	Gruposura Finance, Sr. Unsec. Notes

1,000,000	5.700%, 05/18/21(a)	USD	1,053,750

			1,369,875

Hong Kong: 1.90%

	Hutchison Whampoa International 11, Ltd., Sr. Unsec. Notes

1,500,000	3.500%, 01/13/17(d)	USD	1,559,691

Indonesia: 1.76%

	Berau Capital Resources Pte, Ltd., First Lien Notes

1,300,000	12.500%, 07/08/15(a)	USD	1,443,000

Kazakhstan: 1.93%

	BTA Bank JSC, Sr. Unsec. Bonds

4,000,000	10.750%, 07/01/18(a)(b)(e)(f)	USD	820,000

	Tristan Oil Ltd., First Lien Notes

2,000,000	10.500%, 01/01/12(a)(g)	USD	766,250

			1,586,250

June 30, 2012	32	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward EM Corporate Debt Fund

Principal Amount		Currency	Value (Note 2)
Malaysia: 3.23%

	Special Port Vehicle Sdn Bhd, Asset Backed Bonds, Series 7

9,000,000	5.200%, 07/30/13(h)	MYR	$2,656,353

Mexico: 16.41%

	America Movil SAB de CV, Gtd. Notes

35,200,000	8.460%, 12/18/36	MXN	2,773,897

	Desarrolladora Homex SAB de CV, Sr. Unsec. Notes

1,745,000	9.750%, 03/25/20(d)	USD	1,840,975

	Grupo Famsa SA de CV, Sr. Unsec. Notes

1,040,000	11.000%, 07/20/15(a)	USD	1,045,200

	Grupo Senda Autotransporte SA de CV, Sr. Sec. Notes

1,150,000	10.500%, 10/03/15(a)	USD	1,178,750

	Maxcom Telecomunicaciones SAB de CV, Sr. Sec. Notes, Series B

3,480,000	11.000%, 12/15/14	USD	2,088,000

	Petroleos Mexicanos, Sr. Unsec. Notes

2,250,000	1.950%, 12/20/22	USD	2,262,465

250,000	4.875%, 01/24/22(d)	USD	270,625

750,000	5.500%, 06/27/44(d)	USD	768,750

	Urbi Desarrollos Urbanos SAB de CV, Sr. Unsec. Notes

1,200,000	9.750%, 02/03/22(d)	USD	1,269,000

			13,497,662

Nigeria: 1.96%

	Afren Plc, First Lien Notes

1,500,000	11.500%, 02/01/16(a)	USD	1,608,750

Panama: 2.12%

	Banco Latinoamericano de Comercio Exterior SA, Sr. Unsec. Notes

1,750,000	3.750%, 04/04/17(d)	USD	1,745,625

Peru: 7.21%

	Camposol SA, Sr. Unsec. Notes

1,000,000	9.875%, 02/02/17(a)	USD	1,040,000

250,000	9.875%, 02/02/17(d)	USD	260,000

	Corp. Financiera de Desarrollo SA, Sr. Unsec. Notes

1,000,000	4.750%, 02/08/22(a)	USD	$1,050,000

200,000	4.750%, 02/08/22(d)	USD	210,000

	Corp. Lindley SA, Sr. Unsec. Notes

2,000,000	6.750%, 11/23/21(a)	USD	2,170,000

	Volcan Cia Minera SAA, Sr. Unsec. Notes

1,150,000	5.375%, 02/02/22(a)	USD	1,198,875

			5,928,875

Qatar: 2.25%

	Ras Laffan Liquefied Natural Gas Co., Ltd. II, Sec. Notes

1,679,600	5.298%, 09/30/20(a)	USD	1,847,560

Republic of Korea (South): 7.72%

	Export-Import Bank of Korea, Sr. Unsec. Notes

2,000,000	5.000%, 04/11/22	USD	2,230,038

	Hana Bank, Sr. Unsec. Notes

1,550,000	3.500%, 10/25/17(d)	USD	1,601,593

	Korea Gas Corp., Sr. Unsec. Notes

650,000	6.250%, 01/20/42(d)	USD	783,100

	Lotte Shopping Co. Ltd., Sr. Unsec. Notes

1,700,000	3.375%, 05/09/17(d)	USD	1,730,517

			6,345,248

Russia: 12.37%

	Alfa Bank CJSC Via Ukraine Issuance Plc, Sr. Unsec. Notes

62,500	13.000%, 07/30/12	USD	62,406

	Bank of Moscow OJSC Via Kuznetski Capital, Sr. Sec. Notes

300,000	7.335%, 05/13/13(a)	USD	311,868

	Bank of Moscow via BOM Capital PL, Sr. Unsec. Notes

1,000,000	6.699%, 03/11/15(a)	USD	1,037,500

	Gazprom OAO Via Gaz Capital SA, Sr. Unsec. Notes

1,000,000	7.288%, 08/16/37(a)	USD	1,140,000

1,000,000	8.125%, 07/31/14(a)	USD	1,099,584

See Notes to Financial Statements	33	June 30, 2012

Portfolio of Investments (Note 10) (Unaudited)

Forward EM Corporate Debt Fund

Principal Amount		Currency	Value (Note 2)
Russia (continued): 12.37%

	Promsvyazbank OJSC Via PSB Finance SA, Sec. Notes

1,500,000	11.250%, 07/08/16	USD	$1,593,750

	RSHB Capital SA for OJSC Russian Agricultural Bank, Sec. Notes

53,000,000	7.500%, 03/25/13	RUB	1,643,043

	RusHydro Finance, Ltd., Sec. Notes

47,000,000	7.875%, 10/28/15	RUB	1,401,862

	VimpelCom Holdings BV, Sr. Unsec. Notes

2,000,000	7.504%, 03/01/22(a)	USD	1,883,880

			10,173,893

Russian Federation: 2.84%

	Nomos Bank Via Nomos Capital Plc, Sub. Notes

1,200,000	10.000%, 04/26/19(d)	USD	1,187,580

	VTB Bank OJSC Via VTB Capital SA, Sr. Unsec. Notes

1,125,000	6.000%, 04/12/17(d)	USD	1,144,688

			2,332,268

Singapore: 1.96%

	Oversea-Chinese Banking Corp. Ltd., Sr. Unsec. Notes

1,600,000	1.625%, 03/13/15(a)	USD	1,613,440

South Africa: 2.16%

	African Development Bank, Sr. Unsec. Notes

1,750,000	1.125%, 03/15/17	USD	1,774,932

Turkey: 1.23%

	Yuksel Insaat AS, Sr. Unsec. Notes

1,250,000	9.500%, 11/10/15(a)	USD	1,012,500

Ukraine: 2.69%

	Alfa Issuance, Ltd., Sr. Unsec. Euro Medium-Term Notes

1,000,000	8.000%, 03/18/15	USD	1,052,020

	Naftogaz Ukraine, Unsec. Notes

1,200,000	9.500%, 09/30/14	USD	1,156,500

			2,208,520
United Arab Emirates: 6.02%

	Dolphin Energy, Ltd., Sec. Notes

800,000	5.500%, 12/15/21(d)	USD	$895,040

	Doric Nimrod Air, 1st Lien Notes

1,600,000	5.125%, 11/30/24(d)	USD	1,600,000

	Dubai Electricity & Water Authority, Sr. Unsec. Notes

1,250,000	7.375%, 10/21/20(a)	USD	1,375,000

	MDC BV, Gtd. Medium-Term Notes

1,000,000	5.750%, 05/06/14(a)	USD	1,076,500

			4,946,540

United Kingdom: 0.35%

	Tesco Plc, Sr. Unsec. Notes

250,000	5.500%, 11/15/17(d)	USD	290,729

United States: 0.24%

	Continental Airlines 1997-4 Class A Pass Through Trust, Series 974A

16,497	6.900%, 07/02/19	USD	17,363

	MF Global Holdings, Ltd., Sr. Unsec. Notes

450,000	6.250%, 08/08/16(f)	USD	175,864

			193,227

Venezuela: 2.31%

	CA La Electricidad de Caracas, Sr. Unsec. Notes

750,000	8.500%, 04/10/18	USD	534,375

	Petroleos de Venezuela SA, Sr. Unsec. Notes

1,720,000	5.000%, 10/28/15	USD	1,361,036

			1,895,411

	Total Corporate Bonds (Cost $74,666,361)		73,116,881

U.S. TREASURY BONDS & NOTES: 2.24%
United States: 2.24%

	U.S. Treasury Bonds

1,750,000	3.000%, 05/15/42	USD	1,837,227

	Total U.S. Treasury Bonds & Notes (Cost $1,922,569)		1,837,227

June 30, 2012	34	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward EM Corporate Debt Fund

Par Value		Currency	Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 3.46%
	Brown Brothers Harriman & Co.-Grand Cayman

2	0.030%, due 07/02/12	EUR	$2

	JPMorgan Chase-New York

2,849,964	0.030%, due 07/02/12	USD	2,849,964

	Total Short-Term Bank Debt Instruments (Cost $2,849,966)		2,849,966

	Total Investments: 100.95% (Cost $85,764,170)		82,975,742

	Net Other Assets and Liabilities: (0.95)%		(782,352	)(i)

	Net Assets: 100.00%		$82,193,390

Percentages are stated as a percent of net assets.

(a) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $31,554,743 representing 38.39% of net assets.

(b) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2012.

(c) Interest only security.

(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $18,037,537, representing 21.95% of net assets.

(e) Represents a step bond. Rate disclosed is as of June 30, 2012.

(f) Security in default on interest payments pending the outcome of the bankruptcy filing. Security deemed to be liquid under the procedures approved by the Fund’s Board of Trustees.

(g) Security in default on interest payments. The issuer defaulted on the maturity payment, pending the outcome of the bankruptcy filling. Security deemed to be liquid under the procedures approved by the Fund’s Board of Trustees.

(h) Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(i) Includes cash which is being held as collateral for credit default swap contracts.

CREDIT DEFAULT SWAPS CONTRACTS ON CORPORATE AND SOVEREIGN OBLIGATION ISSUES - SELL PROTECTION(j)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30,2012(k)	Notional Amount(l)	Market Value	Upfront Premiums Received	Unrealized Depreciation
Argentina Republic	Morgan Stanley	5.000%	06/20/17	0.124%	$2,500,000	$(672,466)	$(215,715)	$(456,751)
						$(672,466)	$(215,715)	$(456,751)

(j) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(k) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Financial Statements	35	June 30, 2012

Portfolio of Investments (Note 10) (Unaudited)

Forward EM Corporate Debt Fund

Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees is as follows:

Date of Purchase	Security	Cost	Market Value	% of Net Assets
03/27/12	Special Port Vehicle Sdn Bhd, Asset Backed Bonds, Series 7 5.200%, 07/30/13	$2,700,028	$2,656,353	3.23%

Investment Abbreviations:

Gtd. — Guaranteed

Sec. — Secured

Sr. — Senior

Sub. — Subordinated

Unsec. — Unsecured

Currency Abbreviations:

ARS — Argentine Peso

EUR — Euro

MYR — Malaysian Ringgit

MXN — Mexican Peso

RUB — Russian Ruble

USD — U.S. Dollar

June 30, 2012	36	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Emerging Markets Fund

Shares		Value (Note 2)

COMMON STOCKS: 130.97%
Brazil: 6.39%

15,691	Banco Santander Brasil SA, ADS	$121,605

8,700	Brasil Insurance Participacoes e Administracao SA	77,319

8,800	Centrais Eletricas Brasileiras SA	62,128

16	Cia De Bebidas das Americas(a)	598

6,858	Cia Hering	130,263

6,900	Companhia Vale do Rio Doce	137,244

9,137	Cosan, Ltd., Class A	115,948

7,700	Embraer SA	50,681

14,166	Gerdau SA, Sponsored ADR	124,094

52,840	Itausa — Investimentos Itau SA	222,304

6,844	Petroleo Brasileiro SA, ADR	128,462

7,600	Souza Cruz SA	110,415

4,409	Vivo Participacoes SA, ADR	109,079

		1,390,140

China: 30.06%

59,400	AIA Group, Ltd.	205,171

378	Baidu, Inc., ADR(a)	43,463

1,465,502	Bank of China, Ltd., Class H	562,936

584,000	China Eastern Airlines Corp., Ltd., Class H(a)	187,730

84,000	China Life Insurance Co., Ltd., Class H	221,214

379,000	China Minsheng Banking Corp., Ltd., Class H	339,383

95,800	China Mobile, Ltd.	1,051,644

236,000	China National Building Material Co., Ltd., Class H	257,835

160,000	China Petroleum & Chemical Corp., Class H	142,996

301,500	China Railway Construction Corp., Ltd., Class H	252,779

106,000	China Shenhua Energy Co., Ltd., Class H	375,060

82,000	CITIC Securities Co., Ltd., Class H	174,173

391,000	CNOOC, Ltd.	788,303

462,000	Country Garden Holdings Co., Ltd.(a)	183,453

191,000	Evergrande Real Estate Group, Ltd.(b)	98,918

1,456,000	Industrial & Commercial Bank of China, Ltd., Class H	816,217

75,000	Shanghai Industrial Holdings, Ltd.	199,156

233,000	Shimao Property Holdings, Ltd.	361,141

9,500	Tencent Holdings, Ltd.	280,547

		6,542,119

Colombia: 0.95%

3,517	Almacenes Exito SA	$58,269

1,477	BanColombia SA, Sponsored ADR	91,338

1,021	Ecopetrol SA, Sponsored ADR(b)	56,961

		206,568

Hong Kong: 0.93%

356,500	Mongolian Mining Corp.(a)	202,298

Hungary: 1.25%

3,769	MOL Hungarian Oil and Gas Plc	272,957

India: 3.41%

50,466	Cairn Energy Plc(a)	210,143

3,515	Dr. Reddy’s Laboratories, Ltd., ADR	104,325

3,818	HDFC Bank, Ltd., ADR	124,467

4,266	ICICI Bank, Ltd., Sponsored ADR	138,261

2,784	Infosys Technologies, Ltd., Sponsored ADR(b)	125,447

5,200	Sterlite Industries India, Ltd., ADR	39,416

		742,059

Indonesia: 3.66%

1,732,500	Alam Sutera Realty Tbk PT	91,075

48,000	Gudang Garam Tbk PT	317,111

308,500	PT Bank Rakyat Indonesia Tbk	211,293

1,386,700	PT Bumi Serpong Damai Tbk	176,199

		795,678

Ireland: 1.53%

27,709	Dragon Oil Plc	235,995

157,898	Kenmare Resources Plc(a)	97,859

		333,854

Kazakhstan: 1.27%

14,327	Kazakhmys Plc	162,437

13,464	Zhaikmunai, Sponsored GDR(a)(c)	114,444

		276,881

Korea: 28.25%

6,592	Duksan Hi-Metal Co., Ltd.(a)	141,950

7,860	Grand Korea Leisure Co., Ltd.	163,168

2,966	GS Engineering & Construction Corp.	200,512

11,900	Hana Financial Group, Inc.	380,421

See Notes to Financial Statements	37	June 30, 2012

Portfolio of Investments (Note 10) (Unaudited)

Forward Emerging Markets Fund

Shares		Value (Note 2)
Korea (continued): 28.25%

5,920	Hankook Tire Co., Ltd.	$236,086

544	Hyundai Heavy Industries Co., Ltd.	124,129

1,460	Hyundai Home Shopping Network Corp.	142,880

832	Hyundai Mobis	201,674

3,498	Hyundai Motor Co.	718,120

13,864	KB Financial Group, Inc.	452,894

3,100	Kia Motors Corp.	204,320

5,660	Korea Electric Power Corp.(a)	127,523

1,268	LG Chem, Ltd.	328,254

15,120	LG Display Co., Ltd.(a)	285,457

4,274	LG Electronics, Inc.	230,294

4,018	LG Fashion Corp.	100,954

17,509	Paradise Co., Ltd.	211,412

1,296	Samsung Electronics Co., Ltd.	1,372,448

9,210	SK Hynix, Inc.(a)	194,479

1,183	SK Innovation Co., Ltd.	144,926

1,695	SK Telecom Co., Ltd.	185,491

		6,147,392

Malaysia: 1.87%

108,300	Axiata Group Bhd	187,472

75,900	UMW Holdings Bhd	219,552

		407,024

Mexico: 2.93%

5,510	America Movil SAB de CV, ADR, Series L	143,591

7,419	Cemex SAB de CV, Sponsored ADR(a)	49,930

1,990	Fomento Economico Mexicano SAB de CV, Sponsored ADR	177,607

16,600	Grupo Financiero Banorte SAB de CV	85,789

3,795	Ternium SA, Sponsored ADR	74,268

39,600	Wal-Mart de Mexico SAB de CV, Series V	105,949

		637,134

Philippines: 4.02%

416,500	Alliance Global Group, Inc.	114,989

115,590	Metropolitan Bank & Trust	255,121

2,430	Philippine Long Distance Telephone Co.	154,067

13,300	SM Investments Corp.	$231,426

79,460	Universal Robina Corp.	119,132
		874,735

Russia: 12.08%

147	AK Transneft OAO - Preferred Stock	214,434

6,879	CTC Media, Inc.	55,445

8,021	LUKOIL, Sponsored ADR(a)	449,484

2,008	Mail.ru Group, Ltd., Sponsored GDR(a)(c)	68,384

5,556	Mobile TeleSystems OJSC, Sponsored ADR(a)	95,563

13,721	NOMOS-BANK, Sponsored GDR(a)(c)	165,150

3,599	NovaTek OAO, Sponsored GDR(c)	384,293

57,095	OAO Gazprom, Sponsored ADR(a)	542,140

27,049	Sberbank of Russia	72,352

11,233	Sistema JSFC, Sponsored GDR(c)	210,683

14,778	TMK OAO, GDR(c)	178,073

5,012	Uralkali, Sponsored GDR(c)	193,051
		2,629,052

South Africa: 8.74%

2,254	AngloGold Ashanti, Ltd., Sponsored ADR	77,402

4,746	British American Tobacco Plc	243,958

84,259	FirstRand, Ltd.	272,734

16,056	Imperial Holdings, Ltd.	338,911

98,141	Life Healthcare Group Holdings, Ltd.	374,284

6,620	SABMiller Plc	267,943

52,959	Woolworths Holdings, Ltd.	326,226
		1,901,458

Taiwan: 11.52%

163,000	Acer, Inc.	170,108

147,000	China Life Insurance Co., Ltd.	139,102

192,196	Hon Hai Precision Industry Co., Ltd.	581,114

15,000	HTC Corp.	198,045

337,880	Mega Financial Holding Co., Ltd.	250,669

27,000	Simplo Technology Co., Ltd.	186,472

258,000	Taiwan Semiconductor Manufacturing Co., Ltd.(a)	706,267

633,000	United Microelectronics Corp.	275,580
		2,507,357

June 30, 2012	38	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Emerging Markets Fund

Shares		Value (Note 2)

Thailand: 10.50%

80,700	Bangkok Bank Pcl, Non-Voting Depository Receipt	$490,974

188,500	Charoen Pokphand Foods Pcl, Non-Voting Depository Receipt	230,395

63,400	Kasikornbank Public Co., Ltd.	332,697

109,500	PTT Global Chemical Pcl	192,984

38,900	PTT Public Co., Ltd.	398,480

160,900	Shin Corp. Public Co., Ltd.	310,442

145,020	Thai Union Frozen Products Pcl	329,435

		2,285,407

Turkey: 1.61%

11,579	Koza Altin Isletmeleri AS	223,853

60,486	Turkiye Vakiflar Bankasi Turk Anonim Ortakligi	126,116

		349,969

	Total Common Stocks (Cost $26,630,455)	28,502,082

EXCHANGE-TRADED FUNDS: 0.66%
China: 0.66%

110,400	iShares® FTSE A50 China Index ETF	143,729

	Total Exchange-Traded Funds (Cost $182,215)	143,729

PREFERRED STOCKS: 3.86%
Brazil: 1.99%

13,386	Companhia Vale do Rio Doce, Preferred Shares	260,389

9,498	Petroleo Brasileiro SA, Sponsored ADR, Preferred Shares	172,293

		432,682

Russia: 1.87%

7,732	Mechel, Preferred Shares	39,820

209,700	Sberbank, Preferred Shares	366,975

		406,795

	Total Preferred Stocks (Cost $897,361)	839,477

Par Value		Currency	Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 3.61%
	Brown Brothers Harriman & Co. — Grand Cayman

237	0.030%, due 07/02/12	ZAR	$30

99,147	0.030%, due 07/02/12	HKD	12,780

	Royal Bank of Canada-Toronto

772,935	0.030%, due 07/02/12	USD	772,935

	Total Short-Term Bank Debt Instruments (Cost $785,741)		785,745

	Total Investments: 139.10% (excluding investments purchased with cash collateral from securities loaned) (Cost $28,495,772)		30,271,033

Shares

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 2.10%

457,001	Short-Term Investments Trust, Liquid Assets Portfolio Institutional Class, 0.160% 7 day-yield(d)	457,001

	Total Investments Purchased with Cash Collateral From Securities Loaned (Cost $457,001)	457,001

	Total Investments: 141.20% (Cost $28,952,773)	30,728,034

	Net Other Assets and Liabilities: (41.20)%	(8,965,564)

	Net Assets: 100.00%	$21,762,470

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Security, or portion of security, is currently on loan.

(c) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $1,314,078 representing 6.04% of net assets.

(d) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. (Note 2).

See Notes to Financial Statements	39	June 30, 2012

Portfolio of Investments (Note 10) (Unaudited)

Forward Emerging Markets Fund

Investment Abbreviations:

ADR — American Depositary Receipt

ADS — American Depositary Share

ETF — Exchange Traded Fund

FTSE — Financial Times Stock Exchange

GDR — Global Depositary Receipt

Currency Abbreviations:

HKD — Hong Kong Dollar

USD — U.S. Dollar

ZAR — South African Rand

June 30, 2012	40	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Endurance Long/Short Fund

Shares		Value (Note 2)

COMMON STOCKS: 90.98%
Consumer Discretionary: 0.70%

500	Starbucks Corp.	$26,660

Energy: 1.43%

500	Schlumberger, Ltd.	32,455

1,600	Solazyme, Inc.(a)	22,240

		54,695

Financials: 1.51%

1,500	Coresite Realty Corp.	38,730

2,000	GSV Capital Corp.(a)	18,600

		57,330

Health Care: 0.88%

400	Cerner Corp.(a)	33,064

Industrials: 0.87%

500	Danaher Corp.	26,040

300	KBR, Inc.	7,413

		33,453

Information Technology: 64.85%(b)

1,200	Apple, Inc.(a)	700,800

310	Baidu, Inc., Sponsored ADR(a)(c)	35,644

5,500	EMC Corp.(a)	140,965

1,400	Equinix, Inc.(a)	245,910

1,100	Facebook, Inc., Class A(a)	34,232

2,700	Fusion-io, Inc.(a)	56,403

200	Google, Inc., Class A(a)(c)	116,014

3,600	InvenSense, Inc.(a)	40,680

6,800	Microsoft Corp.(c)	208,013

14,000	QUALCOMM, Inc.(c)	779,520

2,000	Sourcefire, Inc.(a)	102,800

1,000	Zynga, Inc., Class A(a)	5,440

		2,466,421

Materials: 3.49%

1,340	Monsanto Co.	110,925

200	Praxair, Inc.	21,746

		132,671

Telecommunication Services: 17.25%

18,400	AT&T, Inc.	$656,143

	Total Common Stocks (Cost $3,586,046)	3,460,437

Contracts

OPTIONS PURCHASED: 0.71%

85	iShares Russell 2000® Index , Expires August 2012, Strike Price $76.00 Put(c)	12,240

137	Market Vectors® Semiconductor ETF , Expires August 2012, Strike Price $31.00 Put(c)	10,275

140	QUALCOMM, Inc. , Expires July 2012, Strike Price at $50.00 Put(c)	4,340

	Total Options Purchased (Cost $49,753)	26,855

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 6.25%

$237,646	Wells Fargo Bank & Co. — San Francisco 0.030%, due 07/02/12	237,646

	Total Short-Term Bank Debt Instruments (Cost $237,646)	237,646

	Total Investments: 97.94% (Cost $3,873,445)	3,724,938

	Net Other Assets and Liabilities: 2.06%	78,394	(d)

	Net Assets: 100.00%	$3,803,332

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

(c) Security, or portion of security, is being held as collateral for short sales and options written.

(d) Includes cash which is being held as collateral for options written.

See Notes to Financial Statements	41	June 30, 2012

Portfolio of Investments (Note 10) (Unaudited)

Forward Endurance Long/Short Fund

Shares		Value (Note 2)

SCHEDULE OF SECURITIES SOLD SHORT
Common Stock

(300)	Accenture Plc, Class A	$(18,027)

(1,700)	Acme Packet, Inc.	(31,705)

(1,000)	Allscripts Healthcare Solutions, Inc.	(10,930)

(4,000)	Alpha Natural Resources, Inc.	(34,840)

(3,750)	Arch Coal, Inc.	(25,838)

(600)	Baker Hughes, Inc.	(24,660)

(600)	Caterpillar, Inc.	(50,946)

(3,000)	Cisco Systems, Inc.	(51,510)

(2,000)	ExactTarget, Inc.	(43,720)

(600)	Fluor Corp.	(29,604)

(500)	GameStop Corp., Class A	(9,180)

(3,000)	Groupon, Inc.	(31,890)

(300)	International Business Machines Corp.	(58,674)

(1,425)	Joy Global, Inc.	(80,840)

(1,000)	Juniper Networks, Inc.	(16,310)

(500)	Michael Kors Holdings, Ltd.	(20,920)

(4,400)	Peabody Energy Corp.	(107,888)

(625)	Procter & Gamble Co.	(38,281)

(500)	QLIK Technologies, Inc.	(11,060)

(75)	Salesforce.com, Inc.	(10,370)

(1,500)	Seagate Technology Plc	(37,095)

(4,000)	Walgreen Co.	(118,320)

(1,200)	Western Digital Corp.	(36,576)

(800)	Wolverine World Wide, Inc.	(31,024)

	Total Securities Sold Short (Proceeds $998,192)	$(930,208)
Contracts		Value (Note 2)

SCHEDULE OF OPTIONS WRITTEN
(3)	Baidu, Inc., Sponsored ADR, Expires July 2012, Strike Price $120.00 Call	$(495)

(55)	EMC Corp., Expires October 2012, Strike Price $25.00 Call	(11,055)

(2)	Google, Inc., Class A, Expires August 2012, Strike Price $560.00 Call	(7,080)

(85)	iShares Russell 2000® Index, Expires August 2012, Strike Price $66.00 Put	(2,040)

(137)	Market Vectors® Semicondutor ETF, Expires August 2012, Strike Price $27.00 Put	(2,740)

(68)	Microsoft Corp., Expires August 2012, Strike Price $30.00 Call	(8,772)

(140)	Qualcomm, Inc., Expires July 2012, Strike Price $45.00 Put	(840)

	Total Options Written (Proceeds $31,675)	$(33,022)

Investment Abbreviations:

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

June 30, 2012	42	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Focus Fund

Shares		Value (Note 2)

COMMON STOCKS: 97.43%
Consumer Discretionary: 10.78%

2,600	Cash America International, Inc.	$114,504

35,000	Lincoln Educational Services Corp.	227,500

7,000	Steiner Leisure, Ltd.(a)	324,870

4,000	Tiffany & Co.	211,800

		878,674

Consumer Staples: 4.19%

4,000	McCormick & Co., Inc.	242,600

8,500	Rocky Mountain Chocolate Factory, Inc.	98,685

		341,285

Energy: 3.48%

7,450	World Fuel Services Corp.	283,324

Financials: 15.16%

30,000	American Equity Investment Life Holding Co.	330,300

6,500	City National Corp.	315,770

4,500	First of Long Island Corp.	130,365

7,000	FXCM, Inc., Class A	82,320

11,000	Raymond James Financial, Inc.	376,640

		1,235,395

Health Care: 10.60%

3,930	Techne Corp.	291,606

5,000	Teleflex, Inc.	304,550

4,400	Varian Medical Systems, Inc.(a)	267,388

		863,544

Industrials: 18.85%

8,110	Advisory Board Co.(a)	402,174

24,400	Houston Wire & Cable Co.	266,692

20,200	John Bean Technologies Corp.	274,114

6,550	Nordson Corp.	335,950

9,000	Robert Half International, Inc.	257,130

		1,536,060

Information Technology: 19.88%

6,000	Anixter International, Inc.	318,300

17,800	Broadridge Financial Solutions, Inc.	378,606

4,010	DST Systems, Inc.	217,783

28,000	eMagin Corp.(a)	$86,520

5,600	Littelfuse, Inc.	318,584

5,850	MICROS Systems, Inc.(a)	299,520

		1,619,313

Materials: 14.49%

5,200	Albemarle Corp.	310,129

4,300	Bemis Co., Inc.	134,762

2,082	Martin Marietta Materials, Inc.	164,103

13,000	Neenah Paper, Inc.	346,970

5,470	Scotts Miracle-Gro Co., Class A	224,926

		1,180,890

	Total Common Stocks (Cost $7,192,841)	7,938,485

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 2.29%

$186,392	Royal Bank of Canada-Toronto 0.030%, due 07/02/12	186,392

	Total Short-Term Bank Debt Instruments (Cost $186,392)	186,392

	Total Investments: 99.72% (Cost $7,379,233)	8,124,877

	Net Other Assets and Liabilities: 0.28%	23,101

	Net Assets: 100.00%	$8,147,978

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

See Notes to Financial Statements	43	June 30, 2012

Portfolio of Investments (Note 10) (Unaudited)

Forward Global Credit Long/Short Fund

Shares			Value (Note 2)

COMMON STOCKS: 2.04%
Colombia: 2.04%

5,000	Pacific Rubiales Energy Corp.	$	106,028

	Total Common Stocks (Cost $131,940)		106,028

Principal Amount		Currency

FOREIGN GOVERNMENT OBLIGATIONS: 5.64%
Argentina: 5.64%

100,000	Provincia de Buenos Aires, Sr. Unsec. Notes 10.875%, 01/26/21(a)	USD	55,500

200,000	11.750%, 10/05/15(b)	USD	137,000

4,000,000	Republic of Argentina, Sr. Unsec. Notes 0.000%, 12/15/35(c)(d)	ARS	100,287

			292,787

	Total Foreign Government Obligations (Cost $377,642)		292,787

ASSET-BACKED SECURITIES: 9.91%
China: 9.91%

300,000	Sealane Trade Finance, Ltd., Series 2011-1X, Class A 14.467%, 02/12/16(c)	USD	308,190

200,000	Start CLO, Ltd., 2011-7A, Class A 15.468%, 06/09/15(c)	USD	206,326

			514,516

	Total Asset-Backed Securities (Cost $496,094)		514,516

CONVERTIBLE CORPORATE BONDS: 3.65%
Indonesia: 3.65%

200,000	Enercoal Resources Pte, Ltd. 9.250%, 08/05/14	USD	189,250

	Total Convertible Corporate Bonds (Cost $189,379)		189,250

CORPORATE BONDS: 61.78%
Argentina: 1.05%

150,000	Empresa Distribuidora Y Comercializadora Norte, Sr. Unsec. Notes 9.750%, 10/25/22(b)	USD	54,750

Brazil: 1.93%

100,000	OSX 3 Leasing BV, Gtd. Notes 9.250%, 03/20/15	USD	100,350
Principal Amount		Currency	Value (Note 2)

Chile: 2.70%

144,828	Inversiones Alsacia SA, Sec. Notes 8.000%, 08/18/18(b)	USD	$140,168

Indonesia: 4.28%

200,000	Berau Capital Resources Pte, Ltd., First Lien Notes 12.500%, 07/08/15(a)	USD	222,000

Kazakhstan: 4.62%

700,000	BTA Bank JSC, Sr. Unsec. Bonds 10.750%, 07/01/18(b)(c)(e)(f)	USD	143,500

252,000	Tristan Oil Ltd., First Lien Notes 10.500%, 01/01/12(b)(g)	USD	96,548

			240,048

Malaysia: 5.68%

1,000,000	Special Port Vehicle Sdn Bhd, Asset Backed Bonds, Series 7 5.200%, 07/30/13(h)	MYR	295,150

Mexico: 11.18%

100,000	Desarrolladora Homex SAB de CV, Sr. Unsec. Notes 9.750%, 03/25/20(a)	USD	105,500

200,000	Grupo Senda Autotransporte SA de CV, Sr. Sec. Notes 10.500%, 10/03/15(b)	USD	205,000

450,000	Maxcom Telecomunicaciones SAB de CV, Sr. Sec. Notes, Series B 11.000%, 12/15/14	USD	269,999

			580,499

Nigeria: 4.13%

200,000	Afren Plc, First Lien Notes 11.500%, 02/01/16(b)	USD	214,500

Republic of Korea (South): 8.28%

200,000	Export-Import Bank of Korea, Sr. Unsec. Notes 5.000%, 04/11/22	USD	223,004

200,000	Hana Bank, Sr. Unsec. Notes 3.500%, 10/25/17(a)	USD	206,657

			429,661

Russia: 5.68%

100,000	Promsvyazbank OJSC Via PSB Finance SA, Sec. Notes 11.250%, 07/08/16	USD	106,250

June 30, 2012	44	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Global Credit Long/Short Fund

Principal Amount		Currency	Value (Note 2)

Russia (continued): 5.68%

200,000	VimpelCom Holdings BV, Sr. Unsec. Notes 7.504%, 03/01/22(b)	USD	$188,388

			294,638

Turkey: 2.34%

150,000	Yuksel Insaat AS, Sr. Unsec. Notes 9.500%, 11/10/15(b)	USD	121,500

Ukraine: 1.86%

100,000	Naftogaz Ukraine, Unsec. Notes 9.500%, 09/30/14	USD	96,375

United States: 1.51%

200,000	MF Global Holdings, Ltd., Sr. Unsec. Notes 6.250%, 08/08/16(f)	USD	78,162

Venezuela: 6.54%

100,000	CA La Electricidad de Caracas, Sr. Unsec. Notes 8.500%, 04/10/18	USD	71,250

170,000	Petroleos De Venezue SA, Sr. Unsec. Notes 5.000%, 10/28/15	USD	134,521

157,500	Sidetur Finance BV, Sr. Unsec. Notes 10.000%, 04/20/16(b)	USD	133,875

			339,646

	Total Corporate Bonds (Cost $3,542,079)		3,207,447

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 11.18%

580,344	Wells Fargo Bank & Co. — San Francisco 0.030%, due 07/02/12	USD	580,344

	Total Short-Term Bank Debt Instruments (Cost $580,344)		580,344

	Total Investments: 94.20% (Cost $5,317,478)		4,890,372

	Net Other Assets and Liabilities: 5.80%		301,369

	Net Assets: 100.00%		$5,191,741

Percentages are stated as a percent of net assets.

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $589,657, representing 11.36% of net assets.

(b) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $1,435,229 representing 27.64% of net assets.

(c) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2012.

(d) Interest only security.

(e) Represents a step bond. Rate disclosed is as of June 30, 2012.

(f) Security in default on interest payments pending the outcome of the bankruptcy filing. Security deemed to be liquid under the procedures approved by the Fund’s Board of Trustees.

(g) Security in default on interest payments. The issuer defaulted on the maturity payment, pending the outcome of the bankruptcy filling. Security deemed to be liquid under the procedures approved by the Fund’s Board of Trustees.

(h) Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

See Notes to Financial Statements	45	June 30, 2012

Portfolio of Investments (Note 10) (Unaudited)

Forward Global Credit Long/Short Fund

CREDIT DEFAULT SWAPS CONTRACTS ON CORPORATE AND SOVEREIGN OBLIGATION ISSUES - BUY PROTECTION(i)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2012(k)	Notional Amount(l)	Market Value	Upfront Premiums Paid	Unrealized Depreciation
China Development Bank	Morgan Stanley	(1.000%)	12/20/16	0.017%	$1,000,000	$41,108	$85,255	$(44,147)
State of Israel	BNP Paribas	(1.000%)	06/20/17	0.019%	1,000,000	31,689	45,878	(14,189)
						$72,797	$131,133	$(58,336)

CREDIT DEFAULT SWAPS CONTRACTS ON CORPORATE AND SOVEREIGN OBLIGATION ISSUES - SELL PROTECTION(j)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012(k)	Notional Amount(l)	Market Value	Upfront Premiums Received	Unrealized Depreciation
Argentina Republic	Morgan Stanley	5.000%	06/20/17	0.083%	$500,000	$(134,493)	$(43,143)	$(91,350)
						$(134,493)	$(43,143)	$(91,350)

(i) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(j) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(k) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees is as follows:

Date of Purchase	Security	Cost	Market Value	% of Net Assets
03/27/12	Special Port Vehicle Sdn Bhd, Asset Backed Bonds, Series 7 5.200%, 07/30/13	$300,003	$295,150	5.68%

Investment Abbreviations:

Gtd. — Guaranteed

Sec. — Secured

Sr. — Senior

Sub. — Subordinated

Unsec. — Unsecured

Currency Abbreviations:

ARS — Argentinian Pesos

MYR — Malaysian Ringgit

USD — U.S. Dollar

June 30, 2012	46	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Dividend Fund

Shares		Value (Note 2)

COMMON STOCKS: 92.02%
Australia: 0.40%

258,000	Clough, Ltd.	$197,390

Austria: 1.15%

13,955	Vienna Insurance Group AG	564,118

Belgium: 1.01%

10,500	EVS Broadcast Equipment SA	495,343

Bermuda: 1.63%

773,000	First Pacific Co., Ltd.	801,795

Brazil: 3.84%

78,500	BM&F BOVESPA SA	395,920

33,300	BRF - Brasil Foods SA, ADR	505,827

30,100	Cia Paranaense de Energia, Sponsored ADR	652,568

24,000	Itau Unibanco Holding SA, Preferred ADR	334,080

		1,888,395

Britain: 0.95%

10,550	HSBC Holdings Plc, Sponsored ADR	465,572

Canada: 2.79%

12,000	Bank of Nova Scotia	621,480

12,800	TELUS Corp., Non-Voting Depositary Receipt	748,544

		1,370,024

Cayman Islands: 0.83%

904,000	Kingsoft Corp., Ltd.	405,311

China: 4.25%

1,142,000	Agricultural Bank of China, Ltd.	462,527

800,000	China Outfitters Holdings, Ltd.	162,815

17,500	Mindray Medical International, Ltd., ADR	530,075

1,180,000	Xinhua Winshare Publishing and Media Co., Ltd., Class H	509,629

1,236,000	Zijin Mining Group Co., Ltd., Class H	420,550

		2,085,596

Colombia: 0.65%

5,200	Bancolombia SA, Sponsored ADR	321,568

Egypt: 1.01%

115,000	Commercial International Bank Egypt SAE	494,045

Estonia: 1.10%

118,470	Silvano Fashion Group AS, Class A	$539,174

France: 3.51%

18,950	Sanofi, ADR	715,931

22,400	Total SA, Sponsored ADR	1,006,880

		1,722,811

Germany: 1.47%

10,100	Bayer AG, Sponsored ADR	721,746

Hong Kong: 6.25%

21,500	Allied Group, Ltd.(c)	48,530

146,400	BOC Hong Kong Holdings, Ltd.	450,686

785,379	Citic Telecom International Holdings, Ltd.	143,320

14,445,500	CSI Properties, Ltd.	636,598

23,200	First Pacific Co., Ltd., Sponsored ADR	121,104

392,000	Guangdong Investment, Ltd.	283,771

1,231,000	K Wah International Holdings, Ltd.	485,429

379,000	SJM Holdings, Ltd.	710,159

82,000	YGM Trading, Ltd.	192,810

		3,072,407

India: 0.07%

2,300	Bajaj Holdings and Investment, Ltd., Sponsored GDR(a)(b)	32,166

Indonesia: 3.90%

524,000	PT AKR Corporindo Tbk	195,868

2,850,000	PT Astra Graphia Tbk	414,191

913,500	PT Kalbe Farma Tbk	369,434

2,054,500	PT Media Nusantara Citra Tbk	437,762

316,500	PT Tambang Batubara Bukit Asam Tbk	498,708

		1,915,963

Ireland: 3.51%

22,300	Experian Group, Ltd., Sponsored ADR	315,322

37,000	Experian Plc	522,001

14,547	WPP Group Plc, Sponsored ADR	885,330

		1,722,653

See Notes to Financial Statements	47	June 30, 2012

Portfolio of Investments (Note 10) (Unaudited)

Forward International Dividend Fund

Shares		Value (Note 2)
Italy: 3.88%

166,812	Danieli & Co. Officine Meccaniche SpA	$1,905,543

Japan: 8.92%

8,700	ITOCHU Techno-Solutions Corp.	419,896

23,050	Komatsu, Ltd.	550,234

60,200	Kuraray Co., Ltd.	780,160

7,300	Lawson, Inc.	510,499

121,600	Mitsubishi UFJ Financial Group, Inc., ADR	577,600

23,100	Santen Pharmaceutical Co., Ltd.	949,287

38,500	VT Holdings Co., Ltd.	375,871

100	Wacom Co., Ltd.	223,969

		4,387,516

Korea: 1.02%

10,000	Able C&C Co., Ltd.	502,606

Malaysia: 1.17%

452,000	Hartalega Holdings Bhd	574,390

Mexico: 1.02%

5,600	Fomento Economico Mexicano SAB de CV, Sponsored ADR	499,800

Netherlands: 3.37%

6,600	Nutreco NV	460,263

11,850	Royal Dutch Shell Plc, ADR	799,046

15,200	Sligro Food Group NV	395,467

		1,654,776

New Zealand: 1.09%

56,900	Telecom Corp. of New Zealand, Ltd., Sponsored ADR	536,567

Pakistan: 0.49%

22,100	HUB Power Co., Ltd., Sponsored GDR	243,100

Philippines: 1.15%

974,100	Manila Water Co., Inc.	567,333

Russia: 1.88%

35,000	M Video OJSC	241,026

12,200	OAO LUKOIL, Sponsored ADR(b)	684,176

		925,202

Scotland: 1.46%

32,800	Scottish & Southern Energy Plc	$715,547

Singapore: 4.79%

22,273	China Yuchai International, Ltd.	304,472

151,000	CSE Global, Ltd.	94,855

79,200	Eng Kah Corp.	97,457

430,000	Kian Ann Engineering, Ltd.	77,668

279,000	Miclyn Express Offshore, Ltd.	582,516

193,000	SembCorp Marine, Ltd.	736,708

108,500	Singapore Press Holdings, Ltd.	335,172

115,000	Wing Tai Holdings, Ltd.	121,895

		2,350,743

Sri Lanka: 1.00%

400,000	Commercial Bank of Ceylon Plc, Non-Voting Depository Receipt	219,567

402,860	Hatton National Bank Plc	273,788

		493,355

Switzerland: 4.00%

16,230	Novartis AG, ADR	907,257

15,450	Syngenta AG, ADR	1,057,398

		1,964,655

Thailand: 6.64%

17,100,000	Jasmine International Pcl	1,662,278

257,000	Shin Corp. Pcl	495,858

76,500	Siam Commercial Bank Pcl	357,999

465,000	SNC Former Pcl, Non-Voting Depositary Receipt	371,821

1,800,000	Thai Tap Water Supply Pcl	373,517

		3,261,473

Turkey: 4.78%

268,942	Anadolu Hayat Emeklilik AS	618,089

93,275	Aselsan Elektronik Sanayi Ve Ticaret AS	579,641

64,000	Cimsa Cimento Sanayi VE Tica	296,339

51,500	Pinar Sut Mamulleri Sanayii AS	431,624

25,100	Turk Traktor ve Ziraat Makineleri AS	424,693

		2,350,386

June 30, 2012	48	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Dividend Fund

Shares		Value (Note 2)

United Kingdom: 4.92%

24,043	GlaxoSmithKline Plc, Sponsored ADR	$1,095,639

26,900	Standard Chartered Plc	584,347

21,840	Unilever Plc, Sponsored ADR	736,663

		2,416,649

United States: 2.06%

14,400	Corporate Office Properties Trust	338,544

5,800	Philip Morris International, Inc.	506,108

10,200	QR Energy LP	168,708

		1,013,360

Vietnam: 0.06%

24,150	HAGL JSC, GDR(a)(b)(c)	29,463

	Total Common Stocks (Cost $45,752,313)	45,208,541

CONVERTIBLE PREFERRED STOCKS: 0.24%
United States: 0.24%

4,500	FelCor Lodging Trust, Inc., Series C, 8.000%	118,620

	Total Convertible Preferred Stocks (Cost $116,661)	118,620

PARTICIPATION NOTES: 0.15%
India: 0.15%

1,900	Hero Motocorp., Ltd. (Loan Participation Notes issued by Macquarie Capital (USA), Inc.), expiring 12/10/14(b)	73,142

	Total Participation Notes (Cost $77,277)	73,142

PREFERRED STOCKS: 1.09%
United States: 1.09%

21,800	Strategic Hotels & Resorts, Inc., Series A, 8.500%	533,010

	Total Preferred Stocks (Cost $677,980)	533,010

WARRANTS: 0.01%
Malaysia: 0.01%

23,200	Hartalega Holdings Bhd, Warrants, Strike Price 4.14 MYR (expiring 05/29/15)(b)	5,662

	Total Warrants (Cost $0)	5,662

Principal Amount			Value (Note 2)

AGENCY PASS-THROUGH SECURITIES: 0.95%
United States: 0.95%
$2,396,409	GNMA 3.500%, 02/16/27		$271,820

1,513,780	5.887%, 02/16/36(d)		195,695
			467,515
	Total Agency Pass-Through Securities (Cost $509,272)		467,515
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.33%
United States: 2.33%

1,810,959	FHLMC, REMICS 4.000%, 04/15/36		244,512

2,003,319	4.000%, 11/15/28		159,929

1,397,519	FNMA, REMICS 4.500%, 12/25/20		96,015

1,189,134	6.435%, 07/25/41(d)		185,569

2,735,763	Freddie Mac, REMICS 3.500%, 04/15/30		288,054

1,023,219	6.958%, 09/15/26(d)		170,014
			1,144,093

	Total Collateralized Mortgage Obligations (Cost $1,182,145)		1,144,093

Par Value		Currency
SHORT-TERM BANK DEBT INSTRUMENTS: 1.03%
2	Brown Brothers Harriman & Co.-Grand Cayman 0.030%, due 07/02/12	GBP	3

104	0.030%, due 07/02/12	EUR	131

41	0.030%, due 07/02/12	AUD	42

920,001	JPMorgan Chase-New York 0.030%, due 07/02/12	HKD	118,589
386,038	Royal Bank of Canada-Toronto 0.030%, due 07/02/12	USD	386,038
	Total Short-Term Bank Debt Instruments (Cost $504,799)		504,803
	Total Investments: 97.82% (Cost $48,820,447)		48,055,386
	Net Other Assets and Liabilities: 2.18%		1,069,778

	Net Assets: 100.00%		$49,125,164

See Notes to Financial Statements	49	June 30, 2012

Portfolio of Investments (Note 10) (Unaudited)

Forward International Dividend Fund

Percentages are stated as a percent of net assets.

(a) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $61,629 representing 0.13% of net assets.

(b) Non-income producing security.

(c) Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(d) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2012.

Securities determined to be illiquid under the procedures approved by the Fund’s Board of Trustees are as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
01/19/10-04/14/10	Allied Group, Ltd.	$66,397	$48,530	0.10%
11/24/10	HAGL JSC, GDR(a)(b)	51,800	29,463	0.06%
		$118,197	$77,993	0.16%

Investment Abbreviations:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

GNMA — Government National Mortgage Association

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

REMICS — Real Estate Mortgage Investment Conduits

Currency Abbreviations:

AUD — Australian Dollar

EUR — Euro

GBP — Great British Pound

HKD — Hong Kong Dollar

MYR — Malaysian Ringgit

USD — U.S. Dollar

June 30, 2012	50	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Small Companies Fund

Shares		Value (Note 2)

COMMON STOCKS: 83.55%
Australia: 4.57%

1,050,014	DUET Group	$1,977,428

118,508	Flight Centre, Ltd.(a)	2,296,074

402,614	Medusa Mining, Ltd.	1,990,323

345,730	Metcash, Ltd.	1,192,490

578,598	SAI Global, Ltd.	2,830,691

443,065	Wotif.com Holdings, Ltd.(a)	1,909,137

		12,196,143

Austria: 1.05%

54,913	Andritz AG	2,815,837

Belgium: 1.42%

39,932	Mobistar SA	1,366,441

58,487	SA D’Ieteren NV	2,427,706

		3,794,147

China: 0.57%

610,800	China Insurance International Holdings Co., Ltd.(b)	987,301

974,000	New World Department Store China, Ltd.	523,538

		1,510,839

Denmark: 1.75%

74,709	D/S Norden AS	1,976,166

15,781	SimCorp AS	2,710,349

		4,686,515

France: 5.81%

295,801	Altran Technologies SA(b)	1,295,954

79,541	Compagnie Generale de Geophysique-Veritas	2,036,841

86,791	Etablissements Maurel et Prom(a)	1,251,012

60,963	Ingenico SA	2,956,343

68,772	IPSOS(a)	2,019,993

88,435	SCOR SE	2,138,690

83,152	Teleperformance SA	1,829,933

48,547	Valeo SA(a)	1,996,067

		15,524,833

Germany: 6.94%

280,427	ADVA AG Optical Networking(b)	1,450,399

24,649	Fielmann AG(a)	2,277,740

43,041	Kabel Deutschland Holding AG(b)	$2,675,764

40,072	Krones AG(a)	2,016,785

39,418	MTU Aero Engines Holding AG	2,890,254

24,085	Pfeiffer Vacuum Technology AG	2,449,343

26,733	Rheinmetall AG	1,309,247

46,258	Symrise AG	1,404,365

343,876	TUI AG(b)	2,050,984

		18,524,881

Hong Kong: 1.90%

1,736,168	Daphne International Holdings, Ltd.	1,750,054

1,005,200	Esprit Holdings, Ltd.	1,281,450

2,626,000	VST Holdings, Ltd.	453,579

3,024,000	Xinyi Glass Holdings, Ltd.	1,602,052

		5,087,135

Italy: 4.03%

226,850	Amplifon SpA	1,058,174

112,114	De’Longhi SpA	1,076,164

72,550	Lottomatica Group SpA	1,395,545

321,760	Pirelli & C. SpA	3,377,625

130,869	Prysmian SpA	1,944,321

882,285	Sorin SpA(b)	1,915,972

		10,767,801

Japan: 21.75%

499,000	77 Bank, Ltd.	2,041,321

76,261	Aeon Delight Co., Ltd.	1,743,027

143,400	Coca-Cola West Co., Ltd.	2,491,807

86,059	Daiseki Co., Ltd.	1,487,878

34,500	Disco Corp.	1,931,413

70,600	Don Quijote Co., Ltd.	2,420,899

104,600	Foster Electric Co., Ltd.	1,688,046

124,000	Hitachi Metals, Ltd.	1,462,839

78,807	Hoshizaki Electric Co., Ltd.	1,982,622

38,900	Japan Petroleum Exploration Co., Ltd.	1,469,669

120,188	JSR Corp.	2,064,404

180,200	JTEKT Corp.	1,839,535

See Notes to Financial Statements	51	June 30, 2012

Portfolio of Investments (Note 10) (Unaudited)

Forward International Small Companies Fund

Shares		Value (Note 2)

Japan (continued): 21.75%

410,400	JVC Kenwood Corp.	$1,411,897

215,800	Keiyo Bank, Ltd.	996,187

114,000	Kyorin Co., Ltd.	2,393,094

70,116	Musashi Seimitsu Industry Co., Ltd.	1,330,656

154,000	NGK Insulators, Ltd.	1,681,891

311,000	Nippon Denko Co., Ltd.	1,167,198

91,000	Pola Orbis Holdings, Inc.	2,803,941

166,400	Q.P. Corp.	2,518,847

674,300	Sapporo Holdings, Ltd.	2,159,515

242,000	Shimadzu Corp.	2,073,810

83,200	Sundrug Co., Ltd.	2,696,831

86,604	THK Co., Ltd.	1,616,478

692,400	Tokyo Tatemono Co., Ltd.(b)	2,572,625

250,949	Toshiba Plant Systems & Services Corp.	2,960,467

7,970	Ubic, Inc.	650,083

2,433	United Urban Investment Corp.	2,614,558

261,000	Yaskawa Electric Corp.	1,959,092

182,100	Yokogawa Electric Corp.	1,863,487

		58,094,117

Netherlands: 1.93%

32,822	ASM International NV(a)	1,241,936

56,177	Nutreco NV	3,905,091

		5,147,027

New Zealand: 0.91%

1,268,194	Telecom Corp. of New Zealand, Ltd.	2,426,146

Norway: 1.79%

2,865,655	Marine Harvest ASA(b)	2,030,982

102,911	TGS NOPEC Geophysical Co., ASA	2,761,063

		4,792,045

Singapore: 2.23%

1,706,000	ComfortDelGro Corp., Ltd.	2,080,734

3,420,190	Golden Agri-Resources, Ltd.	1,808,982

843,000	Suntec Real Estate Investment Trust	898,401

191,000	Venture Corp., Ltd.	1,179,096

		5,967,213

Spain: 1.67%

328,432	Jazztel Plc	$1,857,873

60,301	Viscofan SA	2,589,234

		4,447,107

Sweden: 1.58%

169,758	Alliance Oil Co., Ltd., SDR(b)	1,541,147

282,740	Meda AB, Class A	2,691,516

		4,232,663

Switzerland: 4.36%

41,490	Aryzta AG	2,058,873

50,280	BKW AG	1,684,564

31,176	DKSH Holding AG, Ltd.(b)	1,708,004

197,491	Kudelski SA-BR(b)	1,498,114

8,005	Kuoni Reisen Holding AG, Class B(b)	2,445,820

12,604	Partners Group Holding AG	2,238,882

		11,634,257

United Kingdom: 19.29%

173,072	Babcock International Group Plc	2,313,463

1,420,314	Barratt Developments Plc	3,094,167

800,025	BBA Aviation Plc	2,556,030

163,957	Cookson Group Plc	1,515,006

351,099	Daily Mail & General Trust Plc NV, Class A	2,325,960

87,042	Derwent London Plc	2,526,019

206,433	Domino Printing Sciences Plc	1,745,843

1,310,788	EnQuest Plc	2,210,958

219,253	Hunting Plc	2,477,503

402,976	IG Group Holdings Plc	3,023,061

525,176	Informa Plc	3,126,332

495,045	International Personal Finance Plc	1,853,773

459,644	Melrose Plc	2,678,635

653,778	Mitchells & Butlers Plc(b)	2,561,828

635,420	Premier Farnell Plc	1,723,618

556,966	Premier Oil Plc(b)	2,948,341

742,804	RPS Group Plc	2,425,563

115,267	Spectris Plc	2,765,642

74,684	Spirax-Sarco Engineering Plc	2,322,946

June 30, 2012	52	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Small Companies Fund

Shares			Value (Note 2)

United Kingdom (continued): 19.29%

1,133,114	Spirent Communications Plc		$2,848,269

474,427	St. James’s Place Capital Plc		2,483,923

			51,526,880

	Total Common Stocks (Cost $204,699,755)		223,175,586

EXCHANGE-TRADED FUNDS: 4.58%
United States: 4.58%

338,620	iShares® MSCI EAFE Small Cap Index Fund		12,237,727

	Total Exchange-Traded Funds (Cost $11,895,307)		12,237,727

PREFERRED STOCKS: 2.05%
Germany: 2.05%

22,534	Draegerwerk AG & Co. KGAA		2,218,610

59,582	Fuchs Petrolub AG		3,253,183

			5,471,793

	Total Preferred Stocks (Cost $3,684,641)		5,471,793
Par Value		Currency

SHORT-TERM BANK DEBT INSTRUMENTS: 6.76%
	Brown Brothers Harriman & Co. — Grand Cayman

396,671,709	0.030%, due 07/02/12	JPY	4,962,428

28	0.030%, due 07/02/12	SEK	4

2	0.030%, due 07/02/12	GBP	3

52	0.030%, due 07/02/12	AUD	54

6	0.030%, due 07/02/12	EUR	8

	JPMorgan Chase — New York

3,000,600	0.030%, due 07/02/12	USD	3,000,600

456,000	0.030%, due 07/02/12	HKD	58,778

	Wells Fargo Bank & Co. — San Francisco

10,027,444	0.030%, due 07/02/12	USD	$10,027,444

	Total Short-Term Bank Debt Instruments (Cost $18,050,856)		18,049,319

	Total Investments: 96.94% (excluding investments purchased with cash collateral from securities loaned) (Cost $238,330,559)		258,934,425
Shares

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED: 4.05%
10,815,818	Short-Term Investments Trust, Liquid Assets Portfolio Institutional Class, 0.160% 7 day-yield(c)		10,815,818

	Total Investments Purchased with Cash Collateral From Securities Loaned (Cost $10,815,818)		10,815,818

	Total Investments: 100.99% (Cost $249,146,377)		269,750,243

	Net Other Assets and Liabilities: (0.99)%		(2,639,501	)(d)

	Net Assets: 100.00%		$267,110,742

Percentages are stated as a percent of net assets.

(a) Security, or portion of security, is currently on loan.

(b) Non-income producing security.

(c) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned (Note 2).

(d) Includes cash which is being held as collateral for swap contracts.

See Notes to Financial Statements	53	June 30, 2012

Portfolio of Investments (Note 10) (Unaudited)

Forward International Small Companies Fund

TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain
Barclays Capital	MSCI International Small Cap EAFE Index	115 Bps	Total Return	07/31/12	$20,609,113	$842,247
					$20,609,113	$842,247

Investment Abbreviations:

EAFE — Europe, Australasia, Far East

MSCI — Morgan Stanley Capital International

SDR — Special Drawing Rights

Currency Abbreviations:

AUD — Australian Dollar

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

SEK — Swedish Kronor

USD — U.S. Dollar

June 30, 2012	54	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Large Cap Dividend Fund

Shares		Value (Note 2)

COMMON STOCKS: 89.88%
Consumer Discretionary: 11.83%

13,100	Comcast Corp., Class A	$418,807

4,247	McDonald’s Corp.	375,987

6,020	Omnicom Group, Inc.	292,572

20,200	Staples, Inc.	263,610

9,540	Time Warner, Inc.	367,290

		1,718,266

Consumer Staples: 11.31%

7,350	Archer-Daniels-Midland Co.	216,972

4,050	Coca-Cola Co.	316,670

2,200	McCormick & Co., Inc.	133,430

2,520	Philip Morris International, Inc.	219,895

4,891	Procter & Gamble Co.	299,574

6,550	Wal-Mart Stores, Inc.	456,665

		1,643,206

Energy: 8.68%

3,290	Chevron Corp.	347,095

4,730	ConocoPhillips Corp.	264,312

2,170	Exxon Mobil Corp.	185,687

2,365	Phillips 66(a)	78,613

4,200	QR Energy LP	69,468

3,190	Royal Dutch Shell Plc, ADR	215,102

3,500	Williams Cos., Inc.	100,870

		1,261,147

Financials: 14.10%

5,360	American Express Co.	312,006

1,350	BlackRock, Inc.	229,256

1,250	CME Group, Inc., Class A	335,137

3,990	Corporate Office Properties Trust	93,805

9,200	Invesco, Ltd.	207,920

6,630	JPMorgan Chase & Co.	236,890

6,564	MetLife, Inc.	202,499

5,210	NYSE Euronext, Inc.	133,272

2,050	Public Storage	296,041

		2,046,826

Healthcare: 10.12%

3,790	Becton, Dickinson and Co.	$283,303

10,600	Cardinal Health, Inc.	445,200

2,600	Novartis AG, ADR	145,340

20,460	Pfizer, Inc.	470,580

1,700	Techne Corp.	126,140

		1,470,563

Industrials: 12.51%

3,560	3M Co.	318,976

3,400	Eaton Corp.	134,742

3,650	Emerson Electric Co.	170,017

5,510	General Dynamics Corp.	363,440

2,200	Lockheed Martin Corp.	191,576

2,120	Norfolk Southern Corp.	152,152

3,910	Stanley Black & Decker, Inc.	251,648

7,030	Waste Management, Inc.	234,802

		1,817,353

Information Technology: 17.78%

5,360	Automatic Data Processing, Inc.	298,338

16,110	Intel Corp.	429,331

2,220	International Business Machines Corp.	434,188

7,200	KLA-Tencor Corp.	354,600

3,720	Microchip Technology, Inc.	123,058

11,560	Microsoft Corp.	353,620

5,460	Qualcomm, Inc.	304,013

9,900	Texas Instruments, Inc.	284,030

		2,581,178

Materials: 1.73%

8,000	Bemis Co., Inc.	250,720

Telecommunication Services: 1.82%

7,430	AT&T, Inc.	264,954

	Total Common Stocks (Cost $10,709,459)	13,054,213

See Notes to Financial Statements	55	June 30, 2012

Portfolio of Investments (Note 10) (Unaudited)

Forward Large Cap Dividend Fund

Shares		Value (Note 2)

CONVERTIBLE PREFERRED STOCKS: 2.20%
Financials: 2.20%

12,200	FelCor Lodging Trust, Inc., Series A, 1.950%	$319,518

	Total Convertible Preferred Stocks (Cost $323,544)	319,518

PREFERRED STOCKS: 1.01%
Financials: 1.01%

6,000	Strategic Hotels & Resorts, Inc., Series A, 8.500%	146,700

	Total Preferred Stocks (Cost $186,600)	146,700

Principal Amount

AGENCY PASS-THROUGH SECURITIES: 0.80%
$1,376,031	GNMA 4.000%, 03/16/22	116,580

	Total Agency Pass-Through Securities (Cost $141,132)	116,580

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.89%
2,003,319	FHLMC, REMICS 4.000%, 11/15/28	159,929

1,112,450	4.500%, 10/15/30	165,591

496,884	FNMA, REMICS 3.500%, 11/25/20	34,276

266,847	4.000%, 09/25/20	18,490

574,170	4.000%, 10/25/20	42,060

	Total Collateralized Mortgage Obligations (Cost $408,267)	420,346

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 2.00%
$290,458	Wells Fargo Bank & Co.—San Francisco 0.030%, due 07/02/12	290,458

	Total Short-Term Bank Debt Instruments (Cost $290,458)	290,458

	Total Investments: 98.78% (Cost $12,059,460)	14,347,815

	Net Other Assets and Liabilities: 1.22%	177,445

	Net Assets: 100.00%	$14,525,260

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

Investment Abbreviations:

ADR — American Depositary Receipt.

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

REMICS — Real Estate Mortgage Investment Conduits

June 30, 2012	56	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Select EM Dividend Fund

Shares		Value (Note 2)

COMMON STOCKS: 99.14%
Brazil: 5.81%

16,100	BM&F Bovespa SA	$81,201

5,300	BRF — Brasil Foods SA, ADR(a)	80,507

5,300	Cia Paranaense de Energia, Sponsored ADR(a)	114,904

5,850	Itau Unibanco Holding SA, Preferred ADR(a)	81,432

		358,044

Chile: 1.30%

4,200	Corpbanca SA, ADR(a)(b)	80,010

China: 7.58%

195,000	Agricultural Bank of China, Ltd., Class H	78,978

350	China Petroleum & Chemical Corp., ADR(a)	31,217

373,000	Kingsoft Corp., Ltd.	167,235

2,000	Mindray Medical International, Ltd., ADR(a)	60,580

379,500	Zijin Mining Group Co., Ltd., Class H	129,125

		467,135

Egypt: 1.15%

16,500	Commercial International Bank Egypt SAE	70,701

Estonia: 2.52%

34,200	Silvano Fashion Group AS, Class A	155,649

Hong Kong: 9.81%

2,000	China Mobile, Ltd., Sponsored ADR(a)	109,340

15,000	First Pacific Co., Ltd., Sponsored ADR(a)	78,300

140,000	Guangdong Investment, Ltd.	101,347

308,000	Sino Biopharmaceutical	111,704

85,000	SJM Holdings, Ltd.	159,270

19,000	YGM Trading, Ltd.	44,675

		604,636

India: 0.34%

1,500	Bajaj Holdings and Investment, Ltd., Sponsored GDR(b)(c)	20,978

Indonesia: 13.06%

166,000	PT AKR Corporindo Tbk	62,050

1,340,300	PT Astra Graphia Tbk	194,786

186,000	PT Bank Mandiri Tbk	144,322

245,000	PT Kalbe Farma Tbk	99,082

455,500	PT Media Nusantara Citra Tbk	97,055

50,400	PT Tambang Batubara Bukit Asam Tbk	$79,415

3,700	PT Telekomunikasi Indonesia Tbk, Sponsored ADR(a)	128,871

		805,581

Italy: 3.69%

19,900	Danieli & Compagnia Officine Meccaniche SpA	227,324

Malaysia: 4.08%

161,700	Eng Kah Corp. Bhd	198,975

41,400	Hartalega Holdings Bhd	52,610

		251,585

Mexico: 3.37%

1,450	Fomento Economico Mexicano SAB de CV, Sponsored ADR(a)	129,413

32,000	Grupo Bimbo SAB de CV, Series A	78,658

		208,071

Pakistan: 0.48%

2,700	HUB Power Co., Sponsored GDR	29,700

Philippines: 3.16%

335,000	Manila Water Co.	195,110

Poland: 1.22%

7,200	Powszechna Kasa Oszczednosci Bank Polski SA	75,026

Russia: 1.96%

1,300	Lukoil OAO, Sponsored ADR(a)(c)	72,904

7,000	M Video OJSC	48,205

		121,109

Singapore: 3.05%

7,600	China Yuchai International, Ltd.(a)	103,892

22,000	SembCorp Marine, Ltd.	83,977

		187,869

South Africa: 2.95%

1,800	Kumba Iron Ore, Ltd.	121,354

3,000	Santam, Ltd.	60,367

		181,721

South Korea: 0.98%

1,200	Able C&C Co., Ltd.	60,313

See Notes to Financial Statements	57	June 30, 2012

Portfolio of Investments (Note 10) (Unaudited)

Forward Select EM Dividend Fund

Shares		Value (Note 2)

COMMON STOCKS (continued): 99.14%
Sri Lanka: 2.02%

100,000	Commercial Bank of Ceylon Plc, Non-Voting Depository Receipt	$54,892

102,860	Hatton National Bank Plc	69,905

		124,797

Taiwan: 4.32%

165,000	Formosan Rubber Group, Inc.	109,796

50,000	Kinik Co.	70,372

32,000	Quanta Computer, Inc.	85,934

		266,102

Thailand: 15.23%

85,500	Charoen Pokphand Foods Pcl, Non-Voting Depository Receipt	104,503

3,050,000	Jasmine International Pcl	296,488

25,700	PTT Exploration & Production Pcl	136,982

30,000	Shin Corp. Pcl	57,882

18,000	Siam Commercial Bank Pcl, Non-Voting Depository Receipt	84,235

65,000	SNC Former Pcl, Non-Voting Depository Receipt	51,975

153,000	Supalai Public Co., Ltd.	83,125

600,000	Thai Tap Water Supply Pcl	124,506

		939,696

Turkey: 9.57%

40,800	Anadolu Hayat Emeklilik AS	93,768

22,000	Aselsan Elektronik Sanayi Ve Ticaret AS	136,715

26,500	Cimsa Cimento Sanayi VE Tica	122,703

11,900	Pinar SUT Mamulleri Sanayii AS	99,734

8,100	Turk Traktor ve Ziraat Makineleri AS	137,052

		589,972

United Kingdom: 0.88%

2,500	Standard Chartered Plc	54,307

United States: 0.61%

1,600	Corporate Office Properties Trust	37,616

	Total Common Stocks (Cost $6,384,710)	6,113,052

Shares			Value (Note 2)

PARTICIPATION NOTES: 1.18%
India: 1.18%

1,900	Hero Motocorp, Ltd. (Loan Participation Notes issued by Macquarie Capital (USA), Inc.), expiring 12/10/14(c)		$73,142

	Total Participation Notes (Cost $83,570)		73,142

PREFERRED STOCKS: 2.18%
Brazil: 1.31%

2,100	Companhia de Bebidas das Americas, Preferred ADR(a)		80,493

United States: 0.87%

2,200	Strategic Hotels & Resorts, Inc., Series A, 8.500%		53,790

	Total Preferred Stocks (Cost $136,999)		134,283

WARRANTS: 0.02%
Malaysia: 0.02%

4,140	Hartalega Holdings Bhd, Warrants, Strike Price 4.14 MYR (expiring 05/24/15)(c)		1,010

	Total Warrants (Cost $0)		1,010

Principal Amount

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.34%
United States: 2.34%

$1,233,781	Federal Home Loan Mortgage Corporation, REMICS 4.000%, 05/15/26		84,680

478,606	GNMA, REMICS 4.500%, 05/16/35		59,511

			144,191

	Total Collateralized Mortgage Obligations (Cost $215,086)		144,191

Par Value		Currency

SHORT-TERM BANK DEBT INSTRUMENTS: 4.30%
65	Brown Brothers Harriman & Co. — Grand Cayman 0.030%, due 07/02/12	ZAR	8

2	0.030%, due 07/02/12	EUR	3

June 30, 2012	58	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Select EM Dividend Fund

Par Value		Currency	Value (Note 2)

SHORT-TERM DEBT INSTRUMENTS (continued): 4.30%

265,125	Royal Bank of Canada-Toronto 0.030%, due 07/02/12	USD	$265,125

	Total Short-Term Bank Debt Instruments (Cost $265,136)		265,136

	Total Investments: 109.16% (Cost $7,085,501)		6,730,814

	Net Other Assets and Liabilities: (9.16)%		(565,011)

	Net Assets: 100.00%		$6,165,803

Percentages are stated as a percent of net assets.

(a) Security, or portion of security, is being held as collateral for the letter of credit. At period end, the aggregate market value of those securities was $1,151,862 representing 18.68% of net assets.

(b) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $100,988 representing 1.64% of net assets.

(c) Non-income producing security.

Investment Abbreviations:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

GNMA — Government National Mortgage Association

REMICS — Real Estate Mortgage Investment Conduits

Currency Abbreviations:

EUR — Euro

MYR — Malaysian Ringgit

USD — U.S. Dollar

ZAR — South African Rand

See Notes to Financial Statements	59	June 30, 2012

Portfolio of Investments (Note 10) (Unaudited)

Forward Small Cap Equity Fund

Shares		Value (Note 2)

COMMON STOCKS: 90.54%
Consumer Discretionary: 17.06%

24,500	AFC Enterprises, Inc.(a)	$566,930

10,000	AMC Networks, Inc., Class A(a)	355,500

24,000	Arctic Cat, Inc.(a)	877,440

5,000	Coinstar, Inc.(a)	343,300

10,000	Domino’s Pizza, Inc.	309,100

22,500	Express, Inc.(a)	408,825

25,000	Fifth & Pacific Co., Inc.(a)	268,250

15,000	Finish Line, Inc., Class A	313,650

25,000	Gaylord Entertainment Co.(a)	964,000

5,000	Lions Gate Entertainment Corp.(a)	73,700

5,000	Oxford Industries, Inc.	223,500

5,000	Pier 1 Imports, Inc.	82,150

40,000	Saks, Inc.(a)	426,000

20,000	Shuffle Master, Inc.(a)	276,000

15,000	Sotheby’s	500,400

15,000	Tilly’s, Inc., Class A(a)	240,750

15,000	Warnaco Group, Inc., Class A(a)	638,700

		6,868,195

Consumer Staples: 7.52%

20,000	B&G Foods, Inc.	532,000

5,000	Hain Celestial Group, Inc.(a)	275,200

110,000	Heckmann Corp.(a)	371,800

20,000	National Beverage Corp.(a)	298,800

220,000	Star Scientific, Inc.(a)	1,003,200

10,000	United Natural Foods, Inc.(a)	548,600

		3,029,600

Energy: 3.43%

27,500	Forum Energy Technologies, Inc.(a)	541,475

75,000	Kodiak Oil & Gas Corp.(a)	615,750

20,000	Rex Energy Corp.(a)	224,200

		1,381,425

Financials: 15.68%

15,000	Aspen Insurance Holdings, Ltd.	433,500

15,000	BioMed Realty Trust, Inc.	280,200

20,000	Evercore Partners, Inc., Class A	467,800

100,000	FelCor Lodging Trust, Inc.(a)	$470,000

5,000	Home Properties, Inc.	306,800

40,000	RAIT Financial Trust	184,800

25,000	Sabra Health Care REIT, Inc.	427,750

12,900	Stifel Financial Corp.(a)	398,610

25,000	Strategic Hotels & Resorts, Inc.(a)	161,500

100,000	Sunstone Hotel Investors, Inc.(a)	1,099,000

10,000	SVB Financial Group(a)	587,200

25,000	TCF Financial Corp.	287,000

30,000	Texas Capital Bancshares, Inc.(a)	1,211,700

		6,315,860

Health Care: 11.13%

5,000	Air Methods Corp.(a)	491,250

20,000	Amicus Therapeutics, Inc.(a)	110,000

5,000	athenahealth, Inc.(a)	395,850

10,000	Cardiovascular Systems, Inc.(a)	97,900

7,500	Covance, Inc.(a)	358,875

60,000	Endologix, Inc.(a)	926,400

30,000	Exact Sciences Corp.(a)	321,600

132,684	K-V Pharmaceutical Co., Class A(a)	71,649

15,000	Myriad Genetics, Inc.(a)	356,550

50,000	Neurocrine Biosciences, Inc.(a)	395,500

13,000	Questcor Pharmaceuticals, Inc.(a)	692,120

5,000	Santarus, Inc.(a)	35,450

33,000	Sciclone Pharmaceuticals, Inc.(a)	231,330

		4,484,474

Industrials: 15.13%

20,000	Advisory Board Co.(a)	991,800

5,000	Allegiant Travel Co.(a)	348,400

10,000	American Railcar Industries, Inc.(a)	271,000

10,000	Genesee & Wyoming, Inc., Class A(a)	528,400

15,000	GEO Group, Inc.(a)	340,800

25,000	Hexcel Corp.(a)	644,750

30,000	Spirit Aerosystems Holdings, Inc., Class A(a)	714,900

30,000	Thermon Group Holdings, Inc.(a)	621,300

June 30, 2012	60	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Small Cap Equity Fund

Shares		Value (Note 2)
Industrials (continued): 15.13%

20,000	Titan International, Inc.	$490,600

20,000	Titan Machinery, Inc.(a)	607,400

40,000	US Airways Group, Inc.(a)	533,200

		6,092,550

Information Technology: 15.09%

25,000	Cirrus Logic, Inc.(a)	747,000

5,000	DealerTrack Holdings, Inc.(a)	150,550

30,525	Envivio, Inc.(a)	195,665

15,000	FEI Co.(a)	717,600

20,000	Finisar Corp.(a)	299,200

78,000	InvenSense, Inc.(a)	881,400

30,000	Kenexa Corp.(a)	870,900

40,000	Keynote Systems, Inc.	594,000

10,000	Manhattan Associates, Inc.(a)	457,100

19,100	Sourcefire, Inc.(a)	981,740

10,000	Web.com Group, Inc.(a)	183,200

		6,078,355

Materials: 5.13%

5,000	American Vanguard Corp.	132,950

37,500	Coeur d’Alene Mines Corp.(a)	658,500

300,000	Golden Star Resources, Ltd.(a)	348,000

100,000	Hecla Mining Co.	475,000

7,000	Schnitzer Steel Industries, Inc., Class A	196,140

30,000	Stillwater Mining Co.(a)	256,200

		2,066,790
Shares		Value (Note 2)
Utilities: 0.37%

5,201	Connecticut Water Service, Inc.	$150,725

	Total Common Stocks (Cost $34,806,234)	36,467,974

AFFILIATED INVESTMENT COMPANIES: 4.97%

2,000,000	Forward U.S. Government Money Fund Class Z, 0.060% 7-day yield	2,000,000

	Total Affiliated Investment Companies (Cost $2,000,000)	2,000,000

Par Value

SHORT -TERM BANK DEBT INSTRUMENTS: 3.67%

	JPMorgan Chase-New York

$1,478,321	0.030%, due 07/02/12	1,478,321

	Total Short -Term Bank Debt Instruments (Cost $1,478,321)	1,478,321

	Total Investments: 99.18% (Cost $38,284,555)	39,946,295

	Net Other Assets and Liabilities: 0.82%	329,116	(b)

	Net Assets: 100.00%	$40,275,411

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Includes cash which is being held as collateral for futures contracts.

FUTURES CONTRACTS

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
E-mini Russell 2000® Index Future	Long	45	09/24/12	$3,579,300	$152,874
				$3,579,300	$152,874

Investment Abbreviations:

REIT — Real Estate Investment Trust

See Notes to Financial Statements	61	June 30, 2012

Portfolio of Investments (Note 10) (Unaudited)

Forward Tactical Enhanced Fund

Contracts		Value (Note 2)

OPTIONS PURCHASED: 0.04%

146	ProShares Ultra Silver ETF , Expires July 2012, Strike Price $35.00 Put	$13,140

	Total Options Purchased (Cost $19,325)	13,140

Par Value

SHORT-TERM SECURITIES: 74.06%
$25,400,000	U.S. Treasury Bills, Discount Notes 0.059%, due 08/30/12(a)	25,398,018

	Total Short-Term Securities (Cost $25,397,459)	25,398,018

SHORT-TERM BANK DEBT INSTRUMENTS: 24.50%
8,402,105	Bank of Montreal-Montreal 0.030%, due 07/02/12	8,402,105

	Total Short-Term Bank Debt Instruments (Cost $8,402,105)	8,402,105

	Total Investments: 98.60% (Cost $33,818,889)	33,813,263

	Net Other Assets and Liabilities: 1.40%	481,405	(b)

	Net Assets: 100.00%	$34,294,668

Percentages are stated as a percent of net assets.

(a) Rate shown represents the bond equivalent yield to maturity at date of purchase.

(b) Includes cash which is being held as collateral for futures contracts.

FUTURES CONTRACTS

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
E-mini Nasdaq 100® Futures	Long	166	09/24/12	$8,664,370	$82,482
E-mini S&P 500® Futures	Long	128	09/24/12	8,680,960	64,314
				$17,345,330	$146,796

Investment Abbreviations:

ETF — Exchange-Traded Fund

S&P — Standard & Poor’s

June 30, 2012	62	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Tactical Growth Fund

Par Value		Value (Note 2)

SHORT-TERM SECURITIES: 74.15%

	U.S. Treasury Bills, Discount Notes

$774,600,000	0.059%, due 08/30/12(a)	$774,539,581

	Total Short-Term Securities (Cost $774,522,540)	774,539,581

SHORT-TERM BANK DEBT INSTRUMENTS: 24.40%

	JPMorgan Chase-New York

104,935,296	0.030%, due 07/02/12	104,935,296

	Wells Fargo Bank & Co. — San Francisco

150,000,000	0.030%, due 07/02/12	150,000,000

	Total Short-Term Bank Debt Instruments (Cost $254,935,296)	254,935,296

	Total Investments: 98.55% (Cost $1,029,457,836)	1,029,474,877

	Net Other Assets and Liabilities: 1.45%	15,129,477	(b)

	Net Assets: 100.00%	$1,044,604,354

Percentages are stated as a percent of net assets.

(a) Rate shown represents the bond equivalent yield to maturity at date of purchase.

(b) Includes cash which is being held as collateral for futures contracts.

FUTURES CONTRACTS

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
E-mini S&P 500® Futures	Long	6,157	09/24/12	$417,567,740	$4,846,745
				$417,567,740	$4,846,745

Investment Abbreviations:

S&P — Standard & Poor’s

See Notes to Financial Statements	63	June 30, 2012

Consolidated Portfolio of Investments (Note 10) (Unaudited)

Forward Commodity Long/Short Strategy Fund

Principal Amount		Value (Note 2)

AGENCY PASS-THROUGH SECURITIES: 30.59%
Federal Government Loan Mortgage Corporation (FGLMC): 0.83%

$1,339,594	FGLMC 4.000%, 12/01/40	$1,437,616

Federal Home Loan Bank (FHLB): 1.52%

350,000	FHLB 0.750%, 05/10/17(a)(b)	350,132

2,100,000	5.250%, 06/18/14	2,301,745

		2,651,877

Federal Home Loan Mortgage Corp (FHLMC): 8.53%

500,000	FHLMC 0.500%, 02/24/15	499,110

500,000	0.550%, 12/27/13	500,457

500,000	0.625%, 03/06/15	501,543

1,000,000	0.800%, 12/19/14	1,001,650

500,000	0.850%, 02/24/16	501,052

500,000	0.875%, 12/19/14	500,889

1,500,000	0.875%, 11/14/14	1,502,401

500,000	0.920%, 12/12/14	500,860

1,000,000	1.020%, 06/19/15	1,002,371

1,000,000	1.375%, 02/25/14	1,017,248

1,000,000	1.625%, 04/15/13	1,010,909

73,218	1.920%, 07/01/19(a)	74,123

44,362	2.052%, 08/01/19(a)	44,831

3,825	2.125%, 08/01/18(a)	3,837

2,089	2.185%, 03/01/17(a)	2,098

2,600	2.185%, 01/01/26(a)	2,698

3,434	2.208%, 08/01/17(a)	3,633

42,576	2.213%, 02/01/23(a)	43,371

23,871	2.218%, 07/01/19(a)	24,232

6,799	2.227%, 03/01/20(a)	6,815

3,437	2.250%, 05/01/18(a)	3,478

33,952	2.256%, 12/01/29(a)	36,004

2,570	2.260%, 09/01/30(a)	2,737

13,834	2.262%, 12/01/18(a)	14,736

13,341	2.268%, 01/01/23(a)	13,841

4,423	2.270%, 09/01/18(a)	4,605

$4,413	2.277%, 09/01/27(a)	$4,691

13,673	2.280%, 12/01/20(a)	14,558

8,984	2.290%, 11/01/18(a)	9,410

33,545	2.305%, 12/01/18(a)	33,963

4,064	2.314%, 12/01/27(a)	4,315

17,054	2.325%, 10/01/27(a)	17,927

38,221	2.350%, 10/01/33(a)	40,599

3,626	2.350%, 07/01/18(a)	3,847

11,790	2.350%, 02/01/32(a)	12,525

4,522	2.353%, 12/01/27(a)	4,802

27,763	2.357%, 08/01/30(a)	29,579

4,014	2.375%, 03/01/24(a)	4,072

2,496	2.400%, 11/01/19(a)	2,508

1,854	2.415%, 06/01/18(a)	1,867

36,331	2.420%, 07/01/31(a)	36,598

7,033	2.456%, 11/01/27(a)	7,387

30,544	2.484%, 10/01/30(a)	31,698

33,664	2.485%, 05/01/27(a)	33,967

16,323	2.500%, 07/01/18(a)	16,933

39,572	2.527%, 07/01/32(a)	42,055

51,014	2.550%, 10/01/20(a)	51,079

23,898	2.581%, 04/01/30(a)	25,451

5,090	2.648%, 04/01/21(a)	5,311

5,909	2.668%, 08/01/23(a)	5,948

2,554	2.680%, 10/01/22(a)	2,732

62,744	2.704%, 07/01/24(a)	63,939

57,567	2.875%, 08/01/36(a)	61,608

8,769	2.970%, 08/01/19(a)	8,788

8,994	3.039%, 11/01/19(a)	9,092

42,286	3.365%, 08/01/26(a)	42,361

14,443	3.446%, 10/01/35(a)	15,335

204,808	3.781%, 08/01/23(a)	207,850

29,134	3.856%, 12/01/17(a)	29,433

65,807	3.952%, 06/01/24(a)	66,192

June 30, 2012	64	See Notes to Financial Statements

Consolidated Portfolio of Investments (Note 10) (Unaudited)

Forward Commodity Long/Short Strategy Fund

Principal Amount		Value (Note 2)
Federal Home Loan Mortgage Corp (FHLMC) (continued): 8.53%

$53,066	3.953%, 10/01/19(a)	$53,432

84,388	4.000%, 05/01/25(a)	85,297

107,968	4.083%, 08/01/24(a)	108,359

65,213	4.097%, 01/01/22(a)	66,002

1,000,000	4.125%, 09/27/13	1,047,734

23,956	4.240%, 11/01/24(a)	23,995

13,647	4.740%, 03/01/19(a)	14,508

65,141	4.780%, 04/01/24(a)	68,005

4,641	4.820%, 05/01/20(a)	4,971

3,816	5.504%, 08/01/24(a)	4,082

125,582	5.843%, 07/01/37(a)	130,099

413,052	5.856%, 04/01/36(a)	442,664

22,916	5.911%, 06/01/36(a)	24,598

124,711	FHLMC, Gold 2.348%, 03/01/27(a)	126,849

139,719	2.555%, 02/01/29(a)	149,351

979,539	4.000%, 12/01/41	1,051,215

735,715	4.500%, 07/01/41	788,484

814,434	5.000%, 10/01/40	884,131

		14,841,725

Federal National Mortgage Association (FNMA): 16.81%

3,500,000	FNMA 0.375%, 03/16/15	3,492,132

500,000	0.600%, 11/21/13	500,303

500,000	0.625%, 05/17/17(a)(b)	500,385

2,300,000	0.750%, 12/18/13	2,316,040

250,000	0.850%, 02/08/16	250,644

21,026	1.115%, 01/01/21(a)	21,146

3,641	1.540%, 06/01/21(a)	3,687

113,152	1.553%, 06/01/40(a)	116,028

69,981	1.553%, 06/01/40(a)	71,823

31,142	1.553%, 10/01/40(a)	31,944

234,097	1.675%, 03/01/34(a)	235,743

11,851	1.823%, 01/01/17(a)	11,966

53,654	1.850%, 10/01/32(a)	55,341

23,313	1.904%, 01/01/36(a)	24,292

$5,681	1.946%, 09/01/33(a)	$5,976

464,853	1.962%, 07/01/34(a)	486,224

12,122	1.973%, 03/01/28(a)	12,778

6,202	1.983%, 12/01/24(a)	6,383

9,959	1.984%, 04/01/18(a)	10,411

9,500	2.001%, 11/01/33(a)	10,032

21,992	2.035%, 06/01/30(a)	22,181

123,418	2.040%, 02/01/26(a)	128,989

4,696	2.045%, 11/01/33(a)	4,943

66,457	2.065%, 02/01/25(a)	69,589

31,125	2.065%, 06/01/19(a)	31,516

615,008	2.079%, 01/01/35(a)	651,691

56,287	2.084%, 04/01/32(a)	57,926

6,701	2.107%, 08/01/29(a)	7,057

420,045	2.114%, 11/01/35(a)	439,366

313,530	2.123%, 11/01/35(a)	327,209

357,354	2.144%, 07/01/34(a)	359,377

719	2.150%, 01/01/20(a)	722

20,656	2.157%, 11/01/22(a)	21,083

5,938	2.157%, 12/01/35(a)	6,095

29,593	2.191%, 08/01/35(a)	30,936

151,268	2.200%, 11/01/17(a)	160,417

35,029	2.202%, 11/01/35(a)	37,060

10,853	2.205%, 10/01/28(a)	11,314

19,916	2.205%, 01/01/24(a)	21,036

14,487	2.206%, 04/01/18(a)	14,951

1,351	2.230%, 07/01/25(a)	1,437

16,550	2.234%, 03/01/35(a)	17,543

154,067	2.239%, 02/01/33(a)	162,749

57,579	2.250%, 08/01/30(a)	57,986

52,628	2.273%, 11/01/31(a)	53,204

49,847	2.280%, 01/01/25(a)	50,220

22,328	2.280%, 08/01/36(a)	23,707

43,285	2.280%, 01/01/21(a)	46,160

25,424	2.291%, 09/01/23(a)	25,680

See Notes to Financial Statements	65	June 30, 2012

Consolidated Portfolio of Investments (Note 10) (Unaudited)

Forward Commodity Long/Short Strategy Fund

Principal Amount		Value (Note 2)
Federal National Mortgage Association (FNMA) (continued): 16.81%

$25,359	2.291%, 07/01/34(a)	$27,036

15,126	2.295%, 04/01/33(a)	16,043

278,227	2.298%, 05/01/33(a)	292,350

64,086	2.301%, 07/01/36(a)	67,804

41,134	2.306%, 10/01/25(a)	43,804

22,488	2.307%, 12/01/26(a)	23,521

14,037	2.318%, 01/01/28(a)	14,845

84,307	2.323%, 06/01/33(a)	85,267

17,349	2.325%, 05/01/24(a)	17,460

100,863	2.327%, 08/01/33(a)	107,176

53,169	2.330%, 09/01/33(a)	55,257

49,114	2.340%, 12/01/30(a)	52,307

1,118	2.345%, 10/01/27(a)	1,180

3,240	2.346%, 05/01/33(a)	3,441

10,748	2.350%, 09/01/24(a)	11,062

234,523	2.354%, 06/01/33(a)	243,015

752,050	2.358%, 09/01/31(a)	800,249

985	2.361%, 03/01/30(a)	1,047

51,105	2.363%, 02/01/35(a)	51,993

162,871	2.365%, 05/01/34(a)	173,337

106,743	2.365%, 03/01/37(a)	113,850

36,000	2.366%, 01/01/33(a)	36,750

27,257	2.373%, 12/01/30(a)	28,514

70,668	2.390%, 07/01/36(a)	75,113

79,455	2.395%, 09/01/31(a)	81,185

1,108	2.410%, 10/01/16(a)	1,118

468	2.410%, 07/01/17(a)	471

73,050	2.413%, 01/01/31(a)	75,161

87,017	2.413%, 06/01/32(a)	88,812

24,259	2.425%, 01/01/23(a)	24,445

44,753	2.435%, 08/01/32(a)	47,493

526,530	2.446%, 09/01/32(a)	560,271

2,638	2.449%, 09/01/37(a)	2,778

30,293	2.456%, 08/01/33(a)	31,341

33,923	2.456%, 05/01/19(a)	35,307

$10,767	2.459%, 09/01/33(a)	$11,515

8,784	2.486%, 07/01/28(a)	9,395

9,053	2.489%, 10/01/19(a)	9,428

58,014	2.495%, 06/01/36(a)	61,895

407,437	2.499%, 11/01/33(a)	415,530

161,320	2.503%, 07/01/33(a)	172,630

51,510	2.605%, 07/01/34(a)	54,687

96,326	2.615%, 11/01/33(a)	97,546

22,875	2.625%, 11/01/26(a)	24,332

209,245	2.633%, 03/01/34(a)	223,303

31,709	2.652%, 08/01/34(a)	33,757

57,706	2.715%, 02/01/34(a)	61,512

15,577	2.723%, 02/01/26(a)	16,648

47,254	2.733%, 09/01/30(a)	50,195

1,300,000	2.750%, 02/05/14	1,351,689

3,500,000	2.750%, 03/13/14	3,643,512

82,033	2.766%, 05/01/33(a)	87,695

39,804	2.778%, 12/01/35(a)	41,083

12,036	2.780%, 03/01/36(a)	12,384

38,372	2.815%, 01/01/18(a)	39,598

16,804	2.880%, 06/01/33(a)	16,996

72,096	2.885%, 04/01/35(a)	74,428

33,314	2.956%, 11/01/36(a)	34,546

112,008	2.999%, 05/01/34(a)	118,766

2,577	3.575%, 08/01/26(a)	2,726

5,083	3.680%, 03/01/25(a)	5,087

5,105	3.825%, 01/01/19(a)	5,448

1,135,101	4.000%, 06/01/39	1,210,356

127,336	4.000%, 04/01/41	138,484

944,490	4.000%, 12/01/41	1,016,474

23,724	4.002%, 07/01/17(a)	25,278

180,001	4.035%, 05/01/36(a)	186,368

55,351	4.123%, 02/01/26(a)	58,370

1,339	4.347%, 08/01/20(a)	1,349

1,217,316	4.500%, 07/01/41	1,312,996

June 30, 2012	66	See Notes to Financial Statements

Consolidated Portfolio of Investments (Note 10) (Unaudited)

Forward Commodity Long/Short Strategy Fund

Principal Amount		Value (Note 2)
Federal National Mortgage Association (FNMA) (continued): 16.81%

$1,253,342	4.500%, 03/01/41	$1,351,853

986,797	4.500%, 12/01/40	1,071,289

894,165	4.500%, 02/01/41	964,445

34,014	4.583%, 12/01/19(a)	36,178

6,430	4.602%, 04/01/29(a)	6,501

9,251	4.690%, 06/01/19(a)	9,684

820	4.743%, 05/01/18(a)	838

942	4.805%, 12/01/26(a)	1,013

8,288	4.898%, 03/01/27(a)	8,898

665,008	5.000%, 02/01/34	723,848

20,534	5.508%, 04/01/36(a)	22,063

97,197	6.500%, 07/01/17	101,318

19,120	6.750%, 12/01/16(a)	20,166

		29,240,325

Government National Mortgage Association (GNMA): 2.90%

43,623	GNMA 1.625%, 03/20/29(a)	45,274

64,048	1.625%, 01/20/29(a)	66,473

56,251	1.625%, 02/20/30(a)	58,380

39,685	1.625%, 10/20/29(a)	41,154

18,534	1.625%, 01/20/29(a)	19,235

4,660	1.625%, 07/20/27(a)	4,824

50,524	1.625%, 03/20/27(a)	52,436

68,748	1.625%, 10/20/27(a)	71,294

3,783	1.625%, 07/20/27(a)	3,916

41,423	1.625%, 12/20/29(a)	42,956

72,043	1.625%, 03/20/33(a)	74,771

66,021	1.625%, 12/20/32(a)	68,466

49,992	1.625%, 10/20/37(a)	51,843

281,360	1.625%, 08/20/33(a)	291,260

455,853	1.625%, 09/20/32(a)	471,893

181,844	1.625%, 02/20/32(a)	189,295

446,383	1.625%, 01/20/32(a)	463,281

47,877	1.625%, 03/20/32(a)	49,689

25,924	1.625%, 02/20/32(a)	26,906

46,544	1.625%, 02/20/27(a)	48,306

$13,853	1.625%, 01/20/24(a)	$14,377

111,356	1.625%, 01/20/23(a)	115,570

5,782	1.625%, 03/20/22(a)	6,001

5,641	1.625%, 02/20/24(a)	5,855

22,114	1.625%, 03/20/24(a)	22,951

41,129	1.625%, 03/20/24(a)	42,686

70,240	1.625%, 10/20/25(a)	72,841

43,679	1.625%, 01/20/27(a)	45,333

5,103	1.625%, 12/20/26(a)	5,292

46,364	1.625%, 03/20/22(a)	48,120

78,397	1.625%, 03/20/34(a)	81,365

62,959	2.125%, 10/20/35(a)	65,414

4,038	2.375%, 04/20/22(a)	4,198

2,166	2.375%, 06/20/27(a)	2,252

3,969	2.375%, 04/20/27(a)	4,126

9,535	2.375%, 05/20/21(a)	9,913

80,381	2.500%, 05/20/34(a)	83,833

294,785	3.000%, 09/16/39	302,958

11,649	3.000%, 10/20/18(a)	12,192

12,299	3.500%, 01/20/19(a)	12,913

968,609	4.000%, 09/15/41	1,060,084

44,479	4.000%, 03/20/16(a)	46,856

747,564	5.000%, 10/15/39	829,530

		5,036,312

	Total Agency Pass-Through Securities (Cost $52,848,417)	53,207,855

ASSET-BACKED SECURITIES: 0.67%

500,000	BMW Vehicle Lease Trust, Series 2012-1, Class A3 0.750%, 06/20/14	500,287

156,250	Charming Shoppes Master Trust, Series 2007-1A, Class A1 1.492%, 09/15/17(a)(c)	156,343

500,000	Mercedes-Benz Auto Lease Trust, Series 2012-A, Class A2 0.660%, 07/15/13	500,194

	Total Asset-Backed Securities (Cost $1,156,892)	1,156,824

See Notes to Financial Statements	67	June 30, 2012

Consolidated Portfolio of Investments (Note 10) (Unaudited)

Forward Commodity Long/Short Strategy Fund

Principal Amount		Value (Note 2)

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.85%
Collateralized Mortgage Obligations-Other: 0.62%

$54,294	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A2 5.183%, 11/15/36	$54,337

634,021	Deutsche Mortgage Securities, Inc., Series 2004-1, Class 1A1 5.500%, 09/25/33(c)	660,530

300,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5 4.654%, 01/12/37	301,369

65,740	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A2 5.303%, 02/15/40	65,766

		1,082,002

Federal Home Loan Mortgage Corp (FHLMC): 1.05%

995,252	FHLMC, REMICS 2.500%, 04/15/50	1,017,803

187,320	3.900%, 01/15/23	193,970

347,938	4.000%, 08/15/22	356,981

228,263	4.000%, 03/15/26	241,880

		1,810,634

Federal National Mortgage Association (FNMA): 0.18%

319,460	FNMA, REMICS 0.795%, 12/25/37(a)	321,738

	Total Collateralized Mortgage Obligations (Cost $3,208,687)	3,214,374

CORPORATE BONDS: 16.15%
Basic Materials: 0.56%

300,000	BHP Billiton Finance USA, Ltd., Sr. Unsec. Notes 5.400%, 03/29/17	351,222

600,000	WMC Finance U.S.A., Ltd., Sr. Unsec. Notes 5.125%, 05/15/13	624,200

		975,422

Communications: 0.60%

400,000	NBCUniversal Media Llc, Sr. Unsec. Notes 2.100%, 04/01/14	407,313

600,000	Verizon New York, Inc., Sr. Unsec. Notes 7.000%, 05/01/13	629,832

		1,037,145

Consumer Cyclical: 0.32%

$500,000	Staples, Inc., Sr. Unsec. Notes 9.750%, 01/15/14	$559,098

Consumer Non-Cyclical: 3.82%

500,000	Amgen, Inc., Sr. Unsec. Notes 2.500%, 11/15/16	520,252

615,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsec. Notes 1.500%, 07/14/14	623,804

454,000	3.000%, 10/15/12	457,111

500,000	Bottling Group Llc, Sr. Unsec. Notes 5.500%, 04/01/16	580,042

500,000	Cargill, Inc., Sr. Unsec. Notes 5.000%, 11/15/13(c)	526,713

1,250,000	Coca-Cola Co., Sr. Unsec. Notes 0.750%, 03/13/15	1,253,525

440,000	7.375%, 03/03/14	487,512

445,000	Colgate-Palmolive Co., Sr. Unsec. Medium-Term Notes 2.625%, 05/01/17	474,491

225,000	Cornell University, Sr. Unsec. Notes 4.350%, 02/01/14	238,407

500,000	SABMiller Plc, Sr. Unsec. Notes 5.500%, 08/15/13(c)	523,277

600,000	Teva Pharmaceutical Finance Co., Llc, Sr. Unsec. Notes 5.550%, 02/01/16	681,402

250,000	WellPoint, Inc., Unsec. Notes 5.250%, 01/15/16	279,479

		6,646,015

Energy: 1.38%

500,000	Noble Corp./Cayman Islands, Sr. Unsec. Notes 5.875%, 06/01/13	522,314

800,000	Shell International Finance, Sr. Unsec. Notes 4.000%, 03/21/14	847,416

1,000,000	Valero Energy Corp., Sr. Unsec. Notes 6.700%, 01/15/13	1,029,190

		2,398,920

Financials: 5.80%

320,000	Berkshire Hathaway Finance Corp., Sr. Unsec. Notes 2.450%, 12/15/15	334,296

June 30, 2012	68	See Notes to Financial Statements

Consolidated Portfolio of Investments (Note 10) (Unaudited)

Forward Commodity Long/Short Strategy Fund

Principal Amount		Value (Note 2)
Financials (continued): 5.80%

$521,000	Branch Banking & Trust Co., Sub. Notes 0.767%, 05/23/17(a)	$482,819

1,250,000	0.788%, 09/13/16(a)	1,182,870

400,000	Caterpillar Financial Services Corp., Sr. Unsec. Medium-Term Notes 6.200%, 09/30/13	427,716

1,500,000	Caterpillar Financial Services Corp., Sr. Unsec. Notes 1.050%, 03/26/15	1,509,923

1,000,000	Danske Bank A/S, Sr. Unsec. Notes 1.517%, 04/14/14(a)(c)	978,336

500,000	John Deere Capital Corp., Sr. Unsec. Medium-Term Notes 1.600%, 03/03/14	508,117

750,000	M&I Marshall & Ilsley Bank, Sub. Notes, Series BN 0.737%, 12/04/12(a)	748,332

300,000	National Australia Bank, Ltd., Sr. Unsec. Notes 1.189%, 04/11/14(a)(c)	300,305

500,000	National City Bank, Sub. Notes 0.838%, 06/07/17(a)	468,421

1,000,000	SunTrust Bank, Sub. Notes 0.757%, 08/24/15(a)	934,038

1,250,000	Wachovia Bank NA, Sub. Notes 0.798%, 03/15/16(a)	1,200,518

1,000,000	WEA Finance Llc/WCI Finance Llc, Gtd. Notes 5.400%, 10/01/12(c)	1,009,994

		10,085,685

Industrials: 1.72%

600,000	General Electric Co., Sr. Unsec. Notes 5.000%, 02/01/13	615,433

325,000	Honeywell International, Inc., Sr. Unsec. Notes 5.400%, 03/15/16	372,704

1,250,000	Thermo Fisher Scientific, Inc., Sr. Unsec. Notes 3.200%, 03/01/16	1,339,788

	Union Pacific Corp., Sr. Unsec. Notes

650,000	5.450%, 01/31/13	667,823

		2,995,748

Technology: 0.98%

850,000	Adobe Systems, Inc., Sr. Unsec. Notes 3.250%, 02/01/15	893,912

$500,000	Hewlett-Packard Co., Sr. Unsec. Notes 2.950%, 08/15/12	$500,955

300,000	3.000%, 09/15/16	309,001

		1,703,868

Utilities: 0.97%

750,000	Alabama Power Capital Trust V, Ltd., Gtd. Notes 3.568%, 10/01/42(a)	759,263

880,000	Niagara Mohawk Power Corp., Sr. Unsec. Notes 3.553%, 10/01/14(c)	927,879

		1,687,142

	Total Corporate Bonds (Cost $28,050,151)	28,089,043

MUNICIPAL BONDS: 3.06%

500,000	Citizens Property Insurance Corp., Floating Notes, High Risk Sr., Revenue Bonds, Series A3 1.930%, 06/01/13(a)	504,210

125,000	City of Newport News, Virginia, Taxable Refunding General Obligation Unlimited Bonds, Series B 0.629%, 07/15/14	125,350

300,000	Georgia Municipal Gas Authority, Taxable, Revenue Bonds, Gas Portfolio III 1.770%, 10/01/13	301,947

60,000	Lexington School District No. 2 Educational Facilities Corp., Installment Revenue Bonds, Series A 5.890%, 12/01/13	63,260

500,000	Nebraska State Public Power District, Taxable General Obligation Revenue Bonds, Series B 4.850%, 01/01/14	530,680

500,000	New Jersey State Economic Development Authority, Taxable Revenue Bonds (Build America Bonds) 1.468%, 06/15/13(a)	500,525

500,000	New York City, New York, General Obligation Unlimited Bonds, Series G, SubSeries G-2 0.550%, 04/01/14	499,395

500,000	Ohio State Water Development Authority Water Pollution Control, Taxable Refunding Revenue Bonds, (Water Quality), Series A 0.814%, 06/01/15	503,800

See Notes to Financial Statements	69	June 30, 2012

Consolidated Portfolio of Investments (Note 10) (Unaudited)

Forward Commodity Long/Short Strategy Fund

Principal Amount		Value (Note 2)

MUNICIPAL BONDS (continued): 3.06%

$50,000	Oklahoma Capital Improvement Authority, State Facilities Revenue Bonds, Higher Education, Series B 2.026%, 07/01/14	$51,307

150,000	Oregon State Local Governments, Taxable, Pension General Obligation, Ltd. 5.571%, 06/01/14	161,840

475,000	Peralta California Community College District, Limited Obligation Revenue Bonds 5.400%, 11/01/12	482,073

500,000	Port of Seattle Washington, Taxable Refunding Revenue Bonds, Intermediate Lien, Series C 0.883%, 11/01/13	501,530

500,000	University of California, Taxable Revenue Bonds, (National Transmission System), Series AA-2 0.887%, 07/01/13	502,470

600,000	Virginia State Housing Development Authority, Revenue Bonds (Taxable Rental Housing), Series C 3.930%, 08/01/12	601,404

	Total Municipal Bonds (Cost $5,311,056)	5,329,791

U.S. TREASURY BONDS & NOTES: 15.69%

4,000,000	U.S. Treasury Notes 2.125%, 11/30/14	4,169,376

5,750,000	2.250%, 01/31/15	6,026,270

5,750,000	2.375%, 02/28/15	6,052,772

5,000,000	2.375%, 09/30/14	5,229,300

5,500,000	2.625%, 12/31/14	5,809,804

	Total U.S. Treasury Bonds & Notes (Cost $27,267,223)	27,287,522
Par Value		Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 23.57%

$4,813,270	Bank of Nova Scotia-Toronto 0.030%, due 07/02/12	$4,813,270

16,626,361	Royal Bank of Canada-Toronto 0.030%, due 07/02/12	16,626,361

$19,560,506	Wells Fargo Bank & Co. — San Francisco 0.030%, due 07/02/12	19,560,506

	Total Short-Term Bank Debt Instruments (Cost $41,000,137)	41,000,137

	Total Investments: 91.58% (Cost $158,842,563)	159,285,546

	Net Other Assets and Liabilities: 8.42%	14,649,767	(d)

	Net Assets: 100.00%	$173,935,313

Percentages are stated as a percent of net assets.

(a) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2012.

(b) Represents a step bond. Rate disclosed is as of June 30, 2012.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $5,083,377, representing 2.92% of net assets.

(d) Includes cash which is being held as collateral for swap contracts.

June 30, 2012	70	See Notes to Financial Statements

Consolidated Portfolio of Investments (Note 10) (Unaudited)

Forward Commodity Long/Short Strategy Fund

TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Loss
Credit Suisse	CS Momentum & Volatility Enhanced Return Strategy Custom 15- Total Return	125 Bps	Total Return	07/10/12	$178,642,512	$(4,385,611)
					$178,642,512	$(4,385,611)

Investment Abbreviations:

Bps — Basis Points

Gtd. — Guaranteed

Ltd. — Limited

REMICS — Real Estate Mortgage Investment Conduits

Sr. — Senior

Sub. — Subordinated

Unsec. — Unsecured

See Notes to Financial Statements	71	June 30, 2012

Consolidated Portfolio of Investments (Note 10) (Unaudited)

Forward Managed Futures Strategy Fund

Shares		Value (Note 2)

EXCHANGE-TRADED FUNDS: 72.09%

33,000	Vanguard Mortgage-Backed Securities ETF	$1,727,220

21,600	Vanguard Short-Term Corporate Bond ETF	1,709,640

56,200	Vanguard Short-Term Government Bond ETF	3,423,142

	Total Exchange-Traded Funds (Cost $6,845,389)	6,860,002

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 12.18%

	JP Morgan Chase-New York

$1,159,241	0.030%, due 07/02/12	1,159,241

	Total Short-Term Bank Debt Instruments (Cost $1,159,241)	1,159,241

	Total Investments: 84.27% (Cost $8,004,630)	8,019,243

	Net Other Assets and Liabilities: 15.73%	1,496,551	(a)

	Net Assets: 100.00%	$9,515,794

Percentages are stated as a percent of net assets.

(a) Includes cash which is being held as collateral for swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Loss
Credit Suisse	CS Multi Asset Future	150 Bps	Total Return	07/10/12	$15,280,780	$(741,139)
					$15,280,780	$(741,139)

Investment Abbreviations:

ETF — Exchange-Traded Fund

Bps — Basis Points

June 30, 2012	72	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	FORWARD CREDIT ANALYSIS LONG/SHORT FUND	FORWARD EM CORPORATE DEBT FUND	FORWARD EMERGING MARKETS FUND
ASSETS:
Investments, at value(a)	$470,807,203	$82,975,742	$30,728,034
Foreign currency, at value (Cost $0, $0 and $409,665, respectively)	0	0	409,931
Deposit with broker for swap contracts	0	570,000	0
Deposit with broker for futures contracts	0	0	217,653
Deposit with broker for securities sold short	29,994,419	0	0
Receivable for swap contract payments	0	3,819	0
Receivable for investments sold	5,577,558	3,115,899	4,919,099
Receivable for shares sold	777,047	31,731	2,439,185
Interest and dividends receivable	5,453,950	1,403,810	447,867
Other assets	62,436	22,768	31,277

Total Assets	512,672,613	88,123,769	39,193,046

LIABILITIES:
Securities sold short (Proceeds $75,900,842, $0 and $0, respectively)	79,393,166	0	0
Payable for interest on short sales	294,608	0	0
Payable to custodian(b)	0	0	15,572,256
Unrealized loss on swap contracts	0	456,751	0
Swap premiums received	0	215,715	0
Payable for investments purchased	15,709,864	5,092,395	759,674
Payable for shares redeemed	306,355	75,204	531,121
Payable for collateral upon return of securities loaned	0	0	457,001
Payable to advisor	467,073	50,349	16,600
Payable for distribution and service fees	104,521	22,516	4,279
Payable to trustees	1,421	633	2,803
Payable for chief compliance officer fee	797	269	492
Payable to ReFlow (Note 2)	0	463	792
Accrued expenses and other liabilities	72,958	16,084	85,558

Total Liabilities	96,350,763	5,930,379	17,430,576

NET ASSETS	$416,321,850	$82,193,390	$21,762,470

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$400,561,284	$86,292,107	$22,984,366
Accumulated net investment income/(loss)	186,825	67,281	(65,774)
Accumulated net realized gain/(loss) on investments, securities sold short, futures contracts, swap contracts and foreign currency transactions	1,148,201	(917,135)	(2,928,822)
Net unrealized appreciation/(depreciation) on investments, securities sold short, futures contracts, swap contracts and translation of assets and liabilities in foreign currencies	14,425,540	(3,248,863)	1,772,700

TOTAL NET ASSETS	$416,321,850	$82,193,390	$21,762,470

INVESTMENTS, AT COST	$452,889,339	$85,764,170	$28,952,773

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$8.68	$9.41	$10.01
Net Assets	$250,950,109	$66,476,455	$15,569,229
Shares of beneficial interest outstanding	28,926,289	7,065,435	1,554,786

See Notes to Financial Statements	73	June 30, 2012

Statement of Assets and Liabilities (Unaudited)

	FORWARD CREDIT ANALYSIS LONG/SHORT FUND (continued)	FORWARD EM CORPORATE DEBT FUND (continued)	FORWARD EMERGING MARKETS FUND (continued)
Institutional Class:
Net Asset Value, offering and redemption price per share	$8.62	$9.34	$10.26
Net Assets	$91,947,120	$14,552,659	$5,330,261
Shares of beneficial interest outstanding	10,665,747	1,557,460	519,515
Class A:
Net Asset Value, offering and redemption price per share	$8.65	—	—
Net Assets	$6,185,091	—	—
Shares of beneficial interest outstanding	715,038	—	—
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$9.18	—	—
Class C:
Net Asset Value, offering and redemption price per share	$8.68	$9.44	—
Net Assets	$20,539,229	$1,164,276	—
Shares of beneficial interest outstanding	2,366,906	123,321	—
Class M:
Net Asset Value, offering and redemption price per share	$8.62	—	$10.37
Net Assets	$46,700,301	—	$862,980
Shares of beneficial interest outstanding	5,415,538	—	83,244
(a) At June 30, 2012, securities with a market value of $0, $0 and $463,546, respectively, were on loan to brokers.

(b) The Forward Emerging Markets Fund borrowed for temporary administrative purposes.

June 30, 2012	74	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	FORWARD ENDURANCE LONG/SHORT FUND	FORWARD FOCUS FUND	FORWARD GLOBAL CREDIT LONG/SHORT FUND
ASSETS:
Investments, at value	$3,724,938	$8,124,877	$4,890,372
Deposit with broker for swap contracts	3,085	0	0
Deposit with broker for securities sold short	1,056,719	0	0
Receivable for swap contract payments	0	0	153
Receivable for investments sold	0	0	451,460
Receivable for shares sold	0	19,782	0
Swap premiums paid	0	0	131,133
Receivable due from advisor	0	0	1,807
Interest and dividends receivable	1,068	6,877	114,770
Other assets	6,989	12,114	52,222

Total Assets	4,792,799	8,163,650	5,641,917

LIABILITIES:
Securities sold short (Proceeds $998,192, $0 and $0, respectively)	930,208	0	0
Options written, at value (Premiums received $31,675, $0 and $0, respectively)	33,022	0	0
Unrealized loss on swap contracts	0	0	149,686
Swap premiums received	0	0	43,143
Payable for investments purchased	2,809	0	250,000
Payable to advisor	1,230	1,401	0
Payable for distribution and service fees	211	1,586	1,439
Payable to trustees	562	238	65
Payable for chief compliance officer fee	404	41	40
Accrued expenses and other liabilities	21,021	12,406	5,803

Total Liabilities	989,467	15,672	450,176

NET ASSETS	$3,803,332	$8,147,978	$5,191,741

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$3,948,915	$7,272,773	$5,263,210
Accumulated net investment income/(loss)	(27,769)	46,744	225,115
Accumulated net realized gain/(loss) on investments, securities sold short, options contracts, swap contracts and foreign currency transactions	(35,944)	82,817	280,401
Net unrealized appreciation/(depreciation) on investments, securities sold short, options contracts, swap contracts and translation of assets and liabilities in foreign currencies	(81,870)	745,644	(576,985)

TOTAL NET ASSETS	$3,803,332	$8,147,978	$5,191,741

INVESTMENTS, AT COST	$3,873,445	$7,379,233	$5,317,478

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$24.77	$9.33	$24.66
Net Assets	$188,184	$1,119,884	$1,358,760
Shares of beneficial interest outstanding	7,599	120,014	55,103
Institutional Class:
Net Asset Value, offering and redemption price per share	$24.81	$9.51	$24.71
Net Assets	$3,615,148	$4,669,104	$1,368,466
Shares of beneficial interest outstanding	145,725	490,989	55,387

See Notes to Financial Statements	75	June 30, 2012

Statement of Assets and Liabilities (Unaudited)

	FORWARD ENDURANCE LONG/SHORT FUND (continued)	FORWARD FOCUS FUND (continued)	FORWARD GLOBAL CREDIT LONG/SHORT FUND (continued)
Class A:
Net Asset Value, offering and redemption price per share	—	$9.26	—
Net Assets	—	$2,358,990	—
Shares of beneficial interest outstanding	—	254,838	—
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	—	$9.82	—
Class C:
Net Asset Value, offering and redemption price per share	—	—	$24.58
Net Assets	—	—	$1,229,223
Shares of beneficial interest outstanding	—	—	50,000
Class M:
Net Asset Value, offering and redemption price per share	—	—	$24.71
Net Assets	—	—	$1,235,292
Shares of beneficial interest outstanding	—	—	50,000

June 30, 2012	76	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	FORWARD INTERNATIONAL DIVIDEND FUND	FORWARD INTERNATIONAL SMALL COMPANIES FUND	FORWARD LARGE CAP DIVIDEND FUND
ASSETS:
Investments, at value(a)	$48,055,386	$269,750,243	$14,347,815
Foreign currency, at value (Cost $2,925, $38 and $0, respectively)	2,892	38	0
Deposit with broker for swap contracts	0	10,000,000	0
Deposit with broker for futures contracts	106,967	0	0
Unrealized gain on swap contracts	0	842,247	0
Receivable for investments sold	873,771	2,004,897	142,992
Receivable for shares sold	10,899	228,034	0
Interest and dividends receivable	380,648	684,363	38,617
Other assets	20,005	128,659	20,220

Total Assets	49,450,568	283,638,481	14,549,644

LIABILITIES:
Payable for investments purchased	284,612	678,240	0
Payable for shares redeemed	15,027	4,650,592	0
Payable for collateral upon return of securities loaned	0	10,815,818	0
Payable to advisor	17,812	218,619	3,507
Payable for distribution and service fees	3,816	22,072	4,610
Payable to trustees	1,875	7,152	576
Payable for chief compliance officer fee	41	1,452	98
Payable to ReFlow (Note 2)	269	0	100
Accrued expenses and other liabilities	1,952	133,794	15,493

Total Liabilities	325,404	16,527,739	24,384

NET ASSETS	$49,125,164	$267,110,742	$14,525,260

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$53,811,347	$492,155,105	$14,338,876
Accumulated net investment income	703,398	699,712	170,306
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions	(4,627,117)	(247,191,901)	(2,272,277)
Net unrealized appreciation/(depreciation) on investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currencies	(762,464)	21,447,826	2,288,355

TOTAL NET ASSETS	$49,125,164	$267,110,742	$14,525,260

INVESTMENTS, AT COST	$48,820,447	$249,146,377	$12,059,460

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$8.18	$12.20	$10.79
Net Assets	$ 6,915,598	$ 38,453,346	$ 116,815
Shares of beneficial interest outstanding	845,005	3,150,758	10,829
Institutional Class:
Net Asset Value, offering and redemption price per share	$6.96	$12.21	$10.65
Net Assets	$42,120,379	$218,566,109	$ 4,404,543
Shares of beneficial interest outstanding	6,055,139	17,895,078	413,477

See Notes to Financial Statements	77	June 30, 2012

Statement of Assets and Liabilities (Unaudited)

	FORWARD INTERNATIONAL DIVIDEND FUND (continued)	FORWARD INTERNATIONAL SMALL COMPANIES FUND (continued)	FORWARD LARGE CAP DIVIDEND FUND (continued)
Class A:
Net Asset Value, offering and redemption price per share	—	$12.21	$10.80
Net Assets	—	$814,129	$10,003,902
Shares of beneficial interest outstanding	—	66,669	926,467
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	—	$12.95	$11.46
Class M:
Net Asset Value, offering and redemption price per share	$6.96	$12.22	—
Net Assets	$89,187	$9,277,158	—
Shares of beneficial interest outstanding	12,822	758,899	—

(a) At June 30, 2012, securities with a market value of $0, $10,729,535 and $0, respectively, were on loan to brokers.

June 30, 2012	78	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	FORWARD SELECT EM DIVIDEND FUND	FORWARD SMALL CAP EQUITY FUND
ASSETS:
Investments in affiliates, at value	$0	$2,000,000
Investments, at value	6,730,814	37,946,295
Foreign currency, at value (Cost $2,053 and $0, respectively)	2,030	0
Deposit with broker for futures contracts	6,464	1,316,568
Variation margin receivable	0	152,874
Receivable for investments sold	56,111	104,878
Receivable for shares sold	10,087	3,189
Receivable due from advisor	3,708	0
Interest and dividends receivable	49,617	8,811
Other assets	34,557	27,779

Total Assets	6,893,388	41,560,394

LIABILITIES:
Payable on loan (Note 2)	552,478	0
Payable for interest due on loan (Note 2)	67	0
Payable for investments purchased	152,601	1,125,190
Payable for shares redeemed	204	61,059
Payable to advisor	0	20,397
Payable for distribution and service fees	817	8,072
Payable to trustees	136	3,062
Payable for chief compliance officer fee	38	1,620
Accrued expenses and other liabilities	21,244	65,583

Total Liabilities	727,585	1,284,983

NET ASSETS	$6,165,803	$40,275,411

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$8,543,984	$78,658,079
Accumulated net investment income/(loss)	114,458	(172,919)
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(2,137,629)	(40,024,363)
Net unrealized appreciation/(depreciation) on investments, futures contracts and translation of assets and liabilities in foreign currencies	(355,010)	1,814,614

TOTAL NET ASSETS	$6,165,803	$40,275,411

INVESTMENTS IN AFFILIATES, AT COST	$0	$2,000,000

INVESTMENTS, AT COST	7,085,501	36,284,555

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$21.13	$15.19
Net Assets	$1,166,179	$25,935,553
Shares of beneficial interest outstanding	55,184	1,707,130
Institutional Class:
Net Asset Value, offering and redemption price per share	$21.14	$15.92
Net Assets	$3,588,299	$10,797,967
Shares of beneficial interest outstanding	169,774	678,079

See Notes to Financial Statements	79	June 30, 2012

Statement of Assets and Liabilities (Unaudited)

	FORWARD SELECT EM DIVIDEND FUND (continued)	FORWARD SMALL CAP EQUITY FUND (continued)
Class A:
Net Asset Value, offering and redemption price per share	—	$15.22
Net Assets	—	$589,812
Shares of beneficial interest outstanding	—	38,764
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	—	$16.15
Class C:
Net Asset Value, offering and redemption price per share	$21.15	—
Net Assets	$586,801	—
Shares of beneficial interest outstanding	27,748	—
Class M:
Net Asset Value, offering and redemption price per share	$21.14	$15.86
Net Assets	$824,524	$2,952,079
Shares of beneficial interest outstanding	38,998	186,079

June 30, 2012	80	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	FORWARD TACTICAL ENHANCED FUND	FORWARD TACTICAL GROWTH FUND
ASSETS:
Investments, at value	$33,813,263	$1,029,474,877
Deposit with broker for futures contracts	152,776	12,545,888
Deposit with broker for securities sold short	204,059	0
Variation margin receivable	146,796	4,846,745
Receivable for shares sold	36,317	1,644,696
Other assets	33,655	97,222

Total Assets	34,386,866	1,048,609,428

LIABILITIES:
Payable for shares redeemed	13,653	2,468,853
Payable to advisor	41,358	948,981
Payable for distribution and service fees	9,146	269,632
Payable to trustees	428	8,916
Payable for chief compliance officer fee	179	7,205
Accrued expenses and other liabilities	27,434	301,487

Total Liabilities	92,198	4,005,074

NET ASSETS	$34,294,668	$1,044,604,354

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$33,804,064	$1,031,247,423
Accumulated net investment loss	(327,661)	(7,127,039)
Accumulated net realized gain on investments, options contracts and futures contracts	677,095	15,620,184
Net unrealized appreciation on investments and futures contracts	141,170	4,863,786

TOTAL NET ASSETS	$34,294,668	$1,044,604,354

INVESTMENTS, AT COST	$33,818,889	$1,029,457,836

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$25.43	$25.73
Net Assets	$15,338,901	$216,996,186
Shares of beneficial interest outstanding	603,139	8,433,889
Institutional Class:
Net Asset Value, offering and redemption price per share	$25.57	$25.97
Net Assets	$12,583,114	$66,264,919
Shares of beneficial interest outstanding	492,195	2,551,865
Class A:
Net Asset Value, offering and redemption price per share	$25.36	$25.61
Net Assets	$3,438,090	$147,336,886
Shares of beneficial interest outstanding	135,590	5,754,119
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$26.91	$27.17
Class C:
Net Asset Value, offering and redemption price per share	$25.19	$25.30
Net Assets	$2,863,593	$136,315,353
Shares of beneficial interest outstanding	113,663	5,387,269
Class M:
Net Asset Value, offering and redemption price per share	$25.57	$25.98
Net Assets	$70,970	$477,691,010
Shares of beneficial interest outstanding	2,776	18,389,487

See Notes to Financial Statements	81	June 30, 2012

Consolidated Statement of Assets and Liabilities (Unaudited)

	FORWARD COMMODITY LONG/SHORT STRATEGY FUND	FORWARD MANAGED FUTURES STRATEGY FUND
ASSETS:
Investments, at value	$159,285,546	$8,019,243
Deposit with broker for swap contracts	19,062,912	2,250,000
Receivable for investments sold	59,811	0
Receivable for shares sold	365,618	0
Interest and dividends receivable	681,919	6,376
Other assets	33,487	33,823

Total Assets	179,489,293	10,309,442

LIABILITIES:
Unrealized loss on swap contracts	4,385,611	741,139
Payable for swap contract payments	166,103	17,514
Payable for investments purchased	680,446	0
Payable for shares redeemed	106,592	64
Payable to advisor	142,250	750
Payable for distribution and service fees	24,934	1,292
Payable to trustees	178	530
Payable for chief compliance officer fee	88	336
Accrued expenses and other liabilities	47,778	32,023

Total Liabilities	5,553,980	793,648

NET ASSETS	$173,935,313	$9,515,794

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$188,350,578	$10,226,570
Accumulated net investment loss	(531,596)	(67,784)
Accumulated net realized gain/(loss) on investments and swap contracts	(9,941,041)	83,534
Net unrealized depreciation on investments and swap contracts	(3,942,628)	(726,526)

TOTAL NET ASSETS	$173,935,313	$9,515,794

INVESTMENTS, AT COST	$158,842,563	$8,004,630

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$24.65	$23.42
Net Assets	$35,852,024	$1,220,345
Shares of beneficial interest outstanding	1,454,476	52,108
Institutional Class:
Net Asset Value, offering and redemption price per share	$24.73	$23.45
Net Assets	$95,977,818	$1,002,457
Shares of beneficial interest outstanding	3,880,534	42,743
Class C:
Net Asset Value, offering and redemption price per share	$24.50	$23.36
Net Assets	$9,014,464	$974,548
Shares of beneficial interest outstanding	367,872	41,717
Class M:
Net Asset Value, offering and redemption price per share	$24.67	—
Net Assets	$27,284,709	—
Shares of beneficial interest outstanding	1,105,961	—
Class Z:
Net Asset Value, offering and redemption price per share	$24.71	$23.46
Net Assets	$5,806,298	$6,318,444
Shares of beneficial interest outstanding	234,992	269,307

June 30, 2012	82	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

	FORWARD CREDIT ANALYSIS LONG/SHORT FUND	FORWARD EM CORPORATE DEBT FUND	FORWARD EMERGING MARKETS FUND
INVESTMENT INCOME:
Interest	$8,504,495	$1,819,649	$580
Dividends	109,221	4,565	726,789
Securities lending income	—	—	6,902
Foreign taxes withheld	0	(5,280)	(82,717)

Total Investment Income	8,613,716	1,818,934	651,554

EXPENSES:
Investment advisory fee	2,193,175	171,077	312,859
Interest on short sales	1,010,000	—	—
Administration fee	93,856	22,372	31,657
Custodian fee	9,028	9,749	85,751
Legal and audit fee	43,778	17,303	16,462
Transfer agent fee	56,657	5,048	23,412
Trustees’ fees and expenses	16,416	3,265	3,393
Registration/filing fees	24,728	12,304	16,095
Reports to shareholder and printing fees	23,514	2,076	10,939
Distribution and service fees
Investor Class	390,947	74,848	38,535
Institutional Class	14,266	—	—
Class A	8,461	—	—
Class C	87,538	5,561	—
Class M	4,825	—	—
Chief compliance officer fee	7,804	1,370	1,743
ReFlow fees (Note 2)	—	851	11,389
Other	7,040	4,395	5,999

Total expenses before waiver	3,992,033	330,219	558,234
Less fees waived/reimbursed by investment advisor (Note 3)	(151,230)	(11,231)	(165,812)

Total net expenses	3,840,803	318,988	392,422

NET INVESTMENT INCOME:	4,772,913	1,499,946	259,132

Net realized gain/(loss) on investments	6,930,621	(373,926)	1,824,282
Net realized loss on securities sold short	(378,831)	0	0
Net realized gain on futures contracts	0	0	502,734
Net realized gain on swap contracts	0	105,853	0
Net realized gain/(loss) on foreign currency	0	502,722	(287,759)
Net change in unrealized appreciation/(depreciation) on investments	11,459,983	(1,581,591)	(123,365)
Net change in unrealized depreciation on securities sold short	(2,071,748)	0	0
Net change in unrealized depreciation on futures contracts	0	0	(137,300)
Net change in unrealized depreciation on swap contracts	0	(453,828)	0
Net change in unrealized depreciation on translation of assets and liabilities in foreign currency	0	(431)	(1,708)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, SECURITIES SOLD SHORT, FUTURES CONTRACTS, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSLATIONS	15,940,025	(1,801,201)	1,776,884

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,712,938	$(301,255)	$2,036,016

See Notes to Financial Statements	83	June 30, 2012

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

	FORWARD ENDURANCE LONG/SHORT FUND(a)	FORWARD FOCUS FUND	FORWARD GLOBAL CREDIT LONG/SHORT FUND
INVESTMENT INCOME:
Interest	$51	$38	$265,748
Dividends	8,390	86,240	1,100
Foreign taxes withheld	0	0	(515)

Total Investment Income	8,441	86,278	266,333

EXPENSES:
Interest on loan	4,290	—	—
Dividend expense on short sales	3,447	—	—
Investment advisory fee	21,213	32,529	38,430
Administration fee	5,715	6,308	7,922
Custodian fee	5,578	646	4,931
Legal and audit fee	14,341	8,761	19,329
Transfer agent fee	687	1,646	200
Trustees’ fees and expenses	737	536	317
Registration/filing fees	1,366	9,919	7,104
Reports to shareholder and printing fees	3,043	1,068	5,941
Distribution and service fees
Investor Class	378	2,325	2,598
Institutional Class	660	1,274	—
Class A	—	6,649	—
Class C	—	—	6,241
Chief compliance officer fee	460	246	135
Other	1,256	1,085	1,842

Total expenses before waiver	63,171	72,992	94,990
Less fees waived/reimbursed by investment advisor (Note 3)	(26,961)	(21,293)	(35,168)

Total net expenses	36,210	51,699	59,822

NET INVESTMENT INCOME/(LOSS):	(27,769)	34,579	206,511

Net realized gain/(loss) on investments	(80,978)	45,357	212,311
Net realized gain on securities sold short	25,283	0	0
Net realized gain on option contracts	23,005	0	0
Net realized loss on swap contracts	0	0	(23,280)
Net realized gain/(loss) on foreign currency	(3,254)	0	54,056
Net change in unrealized appreciation/(depreciation) on investments	(148,507)	173,884	(220,069)
Net change in unrealized appreciation on securities sold short	67,984	0	0
Net change in unrealized depreciation on options contracts	(1,347)	0	0
Net change in unrealized depreciation on swap contracts	0	0	(133,531)
Net change in unrealized appreciation on translation of assets and liabilities in foreign currency	0	0	157

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, SECURITIES SOLD SHORT, OPTION CONTRACTS, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSLATIONS	(117,814)	219,241	(110,356)

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(145,583)	$253,820	$96,155

(a) The Forward Endurance Long/Short Fund commenced operations on January 3, 2012.

June 30, 2012	84	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

	FORWARD INTERNATIONAL DIVIDEND FUND	FORWARD INTERNATIONAL SMALL COMPANIES FUND	FORWARD LARGE CAP DIVIDEND FUND
INVESTMENT INCOME:
Interest	$115,888	$2,615	$42,748
Dividends	1,566,300	4,661,476	378,550
Securities lending income	—	215,796	—
Dividends from affiliated investment company shares	—	321	—
Foreign taxes withheld	(91,389)	(460,647)	(2,097)

Total Investment Income	1,590,799	4,419,561	419,201

EXPENSES:
Investment advisory fee	133,162	1,556,157	57,822
Administration fee	17,978	105,288	8,404
Custodian fee	12,768	86,060	1,598
Legal and audit fee	11,704	58,319	8,671
Transfer agent fee	4,986	66,161	2,381
Trustees’ fees and expenses	857	21,943	740
Registration/filing fees	12,932	23,300	17,866
Reports to shareholder and printing fees	3,451	20,189	1,690
Distribution and service fees
Investor Class	11,004	87,070	143
Institutional Class	6,440	64,790	1,115
Class A	—	2,532	27,293
Class M	17	1,902	—
Chief compliance officer fee	708	9,974	457
ReFlow fees (Note 2)	269	16,084	1,080
Other	4,029	27,948	2,004

Total expenses before waiver	220,305	2,147,717	131,264
Less fees waived/reimbursed by investment advisor (Note 3)	(44,109)	0	(37,157)
Affiliated management fee waiver (Note 2)	—	(1,422)	—

Total net expenses	176,196	2,146,295	94,107

NET INVESTMENT INCOME:	1,414,603	2,273,266	325,094

Net realized gain/(loss) on investments	(1,366,771)	5,227,251	(77,976)
Net realized loss on futures contracts	(861,564)	0	0
Net realized loss on swap contracts	0	(171,168)	0
Net realized gain/(loss) on foreign currency	(98,701)	332,815	0
Net change in unrealized appreciation/(depreciation) on investments	(656,375)	12,599,303	472,536
Net change in unrealized appreciation on futures contracts	10,684	0	0
Net change in unrealized appreciation on swap contracts	0	393,232	0
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currency	1,176	(11,441)	0

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FUTURES CONTRACTS, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSLATIONS	(2,971,551)	18,369,992	394,560

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,556,948)	$20,643,258	$719,654

See Notes to Financial Statements	85	June 30, 2012

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

	FORWARD SELECT EM DIVIDEND FUND	FORWARD SMALL CAP EQUITY FUND
INVESTMENT INCOME:
Interest	$27,318	$518
Dividends	306,755	104,685
Dividends from affiliated investment company shares	—	152
Foreign taxes withheld	(19,455)	0

Total Investment Income	314,618	105,355

EXPENSES:
Investment advisory fee	38,344	195,282
Administration fee	10,766	18,382
Custodian fee	10,710	3,587
Legal and audit fee	10,877	12,072
Transfer agent fee	922	45,977
Trustees’ fees and expenses	433	668
Registration/filing fees	8,218	24,935
Reports to shareholder and printing fees	1,372	15,664
Distribution and service fees
Investor Class	2,370	50,401
Institutional Class	—	3,499
Class A	—	1,405
Class C	2,959	—
Class M	—	613
Chief compliance officer fee	196	740
ReFlow fees (Note 2)	323	—
Interest Expense	2,544	—
Other	3,188	4,599

Total expenses before waiver	93,222	377,824
Less fees waived/reimbursed by investment advisor (Note 3)	(36,895)	(99,139)
Affiliated management fee waiver (Note 2)	—	(411)

Total net expenses	56,327	278,274

NET INVESTMENT INCOME/(LOSS):	258,291	(172,919)

Net realized gain/(loss) on investments	(132,448)	754,810
Net realized gain on futures contracts	106,464	317,831
Net realized loss on foreign currency	(97,059)	0
Net change in unrealized appreciation on investments	637,322	1,915,908
Net change in unrealized appreciation on futures contracts	0	119,374
Net change in unrealized depreciation on translation of assets and liabilities in foreign currency	(160)	0

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSLATIONS	514,119	3,107,923

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$772,410	$2,935,004

June 30, 2012	86	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

	FORWARD TACTICAL ENHANCED FUND	FORWARD TACTICAL GROWTH FUND
INVESTMENT INCOME:
Interest	$4,855	$137,952
Dividends	—	499,205

Total Investment Income	4,855	637,157

EXPENSES:
Investment advisory fee	255,549	5,181,782
Administration fee	11,955	244,926
Custodian fee	570	2,639
Legal and audit fee	10,263	129,622
Transfer agent fee	4,646	237,736
Trustees’ fees and expenses	1,930	61,547
Registration/filing fees	17,664	60,444
Reports to shareholder and printing fees	3,646	120,258
Repayment of reimbursed expenses (Note 3)	—	3,914
Distribution and service fees
Investor Class	25,712	464,850
Institutional Class	2,687	16,597
Class A	8,404	403,825
Class C	12,403	697,744
Class M	—	79,113
Chief compliance officer fee	888	30,040
Other	2,875	29,159

Total expenses before waiver	359,192	7,764,196
Less fees waived/reimbursed by investment advisor (Note 3)	(26,676)	0

Total net expenses	332,516	7,764,196

NET INVESTMENT LOSS:	(327,661)	(7,127,039)

Net realized gain on investments	12,959	8,404,262
Net realized gain on futures contracts	1,881,945	31,100,993
Net change in unrealized appreciation/(depreciation) on investments	(5,626)	689,055
Net change in unrealized appreciation on futures contracts	45,605	5,681,917

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, OPTION CONTRACTS AND FUTURES CONTRACTS	1,934,883	45,876,227

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,607,222	$38,749,188

See Notes to Financial Statements	87	June 30, 2012

Consolidated Statement of Operations

	FORWARD COMMODITY LONG/SHORT STRATEGY FUND	FORWARD MANAGED FUTURES STRATEGY FUND
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	PERIOD ENDED JUNE 30, 2012(a) (UNAUDITED)
INVESTMENT INCOME:
Interest	$649,839	$242
Dividends	—	33,115

Total Investment Income	649,839	33,357

EXPENSES:
Investment advisory fee	814,835	41,414
Administration fee	91,464	29,262
Custodian fee	7,918	2,355
Legal and audit fee	54,372	30,661
Transfer agent fee	17,313	1,475
Trustees’ fees and expenses	10,699	1,163
Registration/filing fees	19,952	13,038
Reports to shareholder and printing fees	8,363	3,340
Distribution and service fees
Investor Class	86,194	1,871
Institutional Class	21,791	216
Class C	35,529	4,309
Class M	4,617	—
Chief compliance officer fee	4,291	542
Other	4,097	2,272

Total expenses before waiver	1,181,435	131,918
Less fees waived/reimbursed by investment advisor (Note 3)	0	(30,777)

Total net expenses	1,181,435	101,141

NET INVESTMENT LOSS:	(531,596)	(67,784)

Net realized gain on investments	2,888	0
Net realized gain/(loss) on swap contracts	(9,564,097)	83,534
Net change in unrealized appreciation on investments	549,526	14,613
Net change in unrealized depreciation on swap contracts	(4,789,995)	(741,139)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND SWAP CONTRACTS	(13,801,678)	(642,992)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,333,274)	$(710,776)

(a) The Forward Managed Futures Strategy Fund commenced operations on January 30, 2012.

June 30, 2012	88	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD CREDIT ANALYSIS LONG/SHORT FUND
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011
OPERATIONS:
Net investment income	$4,772,913	$7,870,377
Net realized gain/(loss) on investments	6,930,621	(2,578,101)
Net realized loss on securities sold short	(378,831)	(2,585,194)
Net change in unrealized appreciation on investments and securities sold short	9,388,235	8,407,998

Net increase in net assets resulting from operations	20,712,938	11,115,080

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(2,828,427)	(5,716,585)
Institutional Class	(1,054,891)	(1,325,787)
Class A	(57,534)	(81,083)
Class C	(201,401)	(516,445)
Class M	(448,768)	(209,994)
From net realized gains on investments
Investor Class	—	(296,040)
Institutional Class	—	(72,248)
Class A	—	(3,104)
Class C	—	(31,055)
Class M	—	(7,402)

Total distributions	(4,591,021)	(8,259,743)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	131,552,581	99,742,842
Issued to shareholders in reinvestment of distributions	2,631,946	5,505,373
Cost of shares redeemed	(51,117,822)	(87,610,628)

Net increase from share transactions	83,066,705	17,637,587

Institutional Class
Proceeds from sale of shares	69,234,931	35,481,853
Issued to shareholders in reinvestment of distributions	977,605	1,325,042
Cost of shares redeemed	(19,876,575)	(15,562,644)

Net increase from share transactions	50,335,961	21,244,251

Class A
Proceeds from sale of shares	4,506,655	521,562
Issued to shareholders in reinvestment of distributions	35,436	16,964
Cost of shares redeemed	(109,637)	(1,320,635)

Net increase/(decrease) from share transactions	4,432,454	(782,109)

Class C
Proceeds from sale of shares	4,828,879	7,190,546
Issued to shareholders in reinvestment of distributions	155,227	405,582
Cost of shares redeemed	(1,127,051)	(7,581,444)

Net increase from share transactions	3,857,055	14,684

See Notes to Financial Statements	89	June 30, 2012

Statement of Changes in Net Assets

	FORWARD CREDIT ANALYSIS LONG/SHORT FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011
Class M
Proceeds from sale of shares	$44,999,712	$7,043,059
Issued to shareholders in reinvestment of distributions	348,158	18,909
Cost of shares redeemed	(3,158,590)	(8,007,563)

Net increase/(decrease) from share transactions	42,189,280	(945,595)

Net increase in net assets	$200,003,372	$40,024,155

NET ASSETS:
Beginning of period	216,318,478	176,294,323

End of period (including accumulated net investment income of $186,825 and $4,933, respectively)	$416,321,850	$216,318,478

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	15,231,778	12,487,420
Distributions reinvested	305,796	685,366
Redeemed	(5,924,752)	(11,027,817)

Net increase in shares outstanding	9,612,822	2,144,969

Institutional Class
Sold	8,059,838	4,469,995
Distributions reinvested	114,238	165,545
Redeemed	(2,334,245)	(1,957,957)

Net increase in shares outstanding	5,839,831	2,677,583

Class A
Sold	523,056	64,922
Distributions reinvested	4,116	2,106
Redeemed	(12,721)	(163,083)

Net increase/(decrease) in shares outstanding	514,451	(96,055)

Class C
Sold	558,767	897,524
Distributions reinvested	18,042	50,442
Redeemed	(131,118)	(953,912)

Net increase/(decrease) in shares outstanding	445,691	(5,946)

Class M
Sold	5,232,295	887,719
Distributions reinvested	40,588	2,348
Redeemed	(369,890)	(1,000,790)

Net increase/(decrease) in shares outstanding	4,902,993	(110,723)

June 30, 2012	90	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD EM CORPORATE DEBT FUND
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011
OPERATIONS:
Net investment income	$1,499,946	$1,186,570
Net realized loss on investments	(373,926)	(850,075)
Net realized loss on futures contracts	—	(14,099)
Net realized gain on swap contracts	105,853	143
Net realized gain on foreign currency transactions	502,722	1,384,119
Net change in unrealized depreciation on investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	(2,035,850)	(2,955,038)

Net decrease in net assets resulting from operations	(301,255)	(1,248,380)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(1,155,894)	(927,571)
Institutional Class	(267,597)	(1,584,601)
Class C	(17,860)	(237,664)

Total distributions	(1,441,351)	(2,749,836)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	66,510,908	12,633,159
Issued to shareholders in reinvestment of distributions	1,099,301	323,410
Cost of shares redeemed	(4,015,053)	(12,897,426)

Net increase from share transactions	63,595,156	59,143

Institutional Class
Proceeds from sale of shares	7,418,622	13,050,802
Issued to shareholders in reinvestment of distributions	6,703	204,104
Cost of shares redeemed	(525,005)	(20,706,647)

Net increase/(decrease) from share transactions	6,900,320	(7,451,741)

Class C
Proceeds from sale of shares	6,000	94,035
Issued to shareholders in reinvestment of distributions	1,462	18,011
Cost of shares redeemed	(24,409)	(1,001,982)

Net decrease from share transactions	(16,947)	(889,936)

Net increase/(decrease) in net assets	$68,735,923	$(12,280,750)

NET ASSETS:
Beginning of period	13,457,467	25,738,217

End of period (including accumulated net investment income of $67,281 and $8,686, respectively)	$82,193,390	$13,457,467

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	6,854,136	1,090,839
Distributions reinvested	116,864	32,479
Redeemed	(422,500)	(1,142,319)

Net increase/(decrease) in shares outstanding	6,548,500	(19,001)

See Notes to Financial Statements	91	June 30, 2012

Statement of Changes in Net Assets

	FORWARD EM CORPORATE DEBT FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011
Institutional Class
Sold	770,146	1,123,553
Distributions reinvested	715	22,566
Redeemed	(55,614)	(1,889,253)

Net increase/(decrease) in shares outstanding	715,247	(743,134)

Class C
Sold	638	8,559
Distributions reinvested	155	1,924
Redeemed	(2,565)	(97,023)

Net decrease in shares outstanding	(1,772)	(86,540)

June 30, 2012	92	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD EMERGING MARKETS FUND
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011
OPERATIONS:
Net investment income	$259,132	$761,159
Net realized gain on investments	1,824,282	16,259,053
Net realized gain on futures contracts	502,734	709,703
Net realized gain/(loss) on foreign currency transactions	(287,759)	3,306,967
Net change in unrealized depreciation on investments, futures contracts and translation of assets and liabilities in foreign currency	(262,373)	(43,547,600)

Net increase/(decrease) in net assets resulting from operations	2,036,016	(22,510,718)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	—	(1,275,161)
Institutional Class	—	(2,133,235)
Class M	—	(10,785)
From net realized gains on investments
Investor Class	—	(9,766,080)
Institutional Class	—	(14,903,069)
Class M	—	(65,707)

Total distributions	—	(28,154,037)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	15,461,625	63,920,842
Issued to shareholders in reinvestment of distributions	—	9,621,171
Cost of shares redeemed	(25,167,617)	(77,636,462)

Net decrease from share transactions	(9,705,992)	(4,094,449)

Institutional Class
Proceeds from sale of shares	1,634,648	29,097,472
Issued to shareholders in reinvestment of distributions	—	13,262,480
Cost of shares redeemed	(28,103,815)	(140,715,474)

Net decrease from share transactions	(26,469,167)	(98,355,522)

Class M
Proceeds from sale of shares	870,145	85,910
Issued to shareholders in reinvestment of distributions	—	76,493
Cost of shares redeemed	(131,196)	(191,219)

Net increase/(decrease) from share transactions	738,949	(28,816)

Net decrease in net assets	$(33,400,194)	$(153,143,542)

NET ASSETS:
Beginning of period	55,162,664	208,306,206

End of period (including accumulated net investment loss of $(65,774) and $(324,906), respectively)	$21,762,470	$55,162,664

See Notes to Financial Statements	93	June 30, 2012

Statement of Changes in Net Assets

	FORWARD EMERGING MARKETS FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	1,476,663	3,368,862
Distributions reinvested	—	930,724
Redeemed	(2,382,691)	(4,223,465)

Net increase/(decrease) in shares outstanding	(906,028)	76,121

Institutional Class
Sold	157,781	1,577,518
Distributions reinvested	—	1,238,385
Redeemed	(2,864,683)	(7,003,500)

Net decrease in shares outstanding	(2,706,902)	(4,187,597)

Class M
Sold	77,201	4,776
Distributions reinvested	—	7,155
Redeemed	(12,246)	(9,556)

Net increase in shares outstanding	64,955	2,375

June 30, 2012	94	See Notes to Financial Statements

Statement of Changes in Net Assets

FORWARD ENDURANCE LONG/SHORT FUND
SIX MONTHS ENDED JUNE 30, 2012(a) (UNAUDITED)
OPERATIONS:
Net investment loss	$(27,769)
Net realized loss on investments	(80,978)
Net realized gain on securities sold short	25,283
Net realized gain on option contracts	23,005
Net realized loss on foreign currency transactions	(3,254)
Net change in unrealized depreciation on investments, securities sold short and options contracts	(81,870)

Net decrease in net assets resulting from operations	(145,583)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	189,964

Net increase from share transactions	189,964

Institutional Class
Proceeds from sale of shares	3,764,156
Cost of shares redeemed	(5,205)

Net increase from share transactions	3,758,951

Net increase in net assets	$3,803,332

NET ASSETS:
Beginning of period	0

End of period (including accumulated net investment loss of $(27,769))	$3,803,332

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	7,599

Net increase in shares outstanding	7,599

Institutional Class
Sold	145,922
Redeemed	(197)

Net increase in shares outstanding	145,725

(a) The Forward Endurance Long/Short Fund commenced operations on January 3, 2012.

See Notes to Financial Statements	95	June 30, 2012

Statement of Changes in Net Assets

	FORWARD FOCUS FUND
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011
OPERATIONS:
Net investment income	$34,579	$12,165
Net realized gain on investments	45,357	701,785
Net change in unrealized appreciation/(depreciation) on investments	173,884	(973,371)

Net increase/(decrease) in net assets resulting from operations	253,820	(259,421)

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains on investments
Investor Class	—	(126,220)
Institutional Class	—	(534,887)
Class A	—	(262,692)

Total distributions	—	(923,799)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	—	67,400
Issued to shareholders in reinvestment of distributions	—	8,970
Cost of shares redeemed	(15,463)	(15)

Net increase/(decrease) from share transactions	(15,463)	76,355

Institutional Class
Proceeds from sale of shares	549,999	2,357,024
Issued to shareholders in reinvestment of distributions	—	34,364
Cost of shares redeemed	(919,704)	(1,882,156)

Net increase/(decrease) from share transactions	(369,705)	509,232

Class A
Proceeds from sale of shares	9,162	192,563
Issued to shareholders in reinvestment of distributions	—	30,543
Cost of shares redeemed	(2,822)	(3,181,710)

Net increase/(decrease) from share transactions	6,340	(2,958,604)

Net decrease in net assets	$(125,008)	$(3,556,237)

NET ASSETS:
Beginning of period	8,272,986	11,829,223

End of period (including accumulated net investment income of $46,744 and $12,165, respectively)	$8,147,978	$8,272,986

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	—	6,119
Distributions reinvested	—	982
Redeemed	(1,651)	(2)

Net increase/(decrease) in shares outstanding	(1,651)	7,099

June 30, 2012	96	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD FOCUS FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011
Institutional Class
Sold	56,366	227,970
Distributions reinvested	—	3,703
Redeemed	(91,263)	(175,549)

Net increase/(decrease) in shares outstanding	(34,897)	56,124

Class A
Sold	1,005	18,339
Distributions reinvested	—	3,371
Redeemed	(302)	(335,394)

Net increase/(decrease) in shares outstanding	703	(313,684)

See Notes to Financial Statements	97	June 30, 2012

Statement of Changes in Net Assets

	FORWARD GLOBAL CREDIT LONG/SHORT FUND
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	PERIOD ENDED DECEMBER 31, 2011(a)
OPERATIONS:
Net investment income	$206,511	$179,163
Net realized gain on investments	212,311	30,101
Net realized gain/(loss) on swap contracts	(23,280)	8,828
Net realized gain/(loss) on foreign currency transactions	54,056	(1,736)
Net change in unrealized depreciation on investments, swap contracts and translation of assets and liabilities in foreign currency	(353,443)	(223,542)

Net increase/(decrease) in net assets resulting from operations	96,155	(7,186)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	—	(38,193)
Institutional Class	—	(39,708)
Class C	—	(35,629)
Class M	—	(38,714)
From net realized gains on investments
Investor Class	—	(3,019)
Institutional Class	—	(3,039)
Class C	—	(2,958)
Class M	—	(2,958)

Total distributions	—	(164,218)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	108,250	1,276,440
Cost of shares redeemed	(5,511)	(702)

Net increase from share transactions	102,739	1,275,738

Institutional Class
Proceeds from sale of shares	102,860	1,304,295
Issued to shareholders in reinvestment of distributions	—	1,129
Cost of shares redeemed	(476)	(19,295)

Net increase from share transactions	102,384	1,286,129

Class C
Proceeds from sale of shares	—	1,250,000

Net increase from share transactions	—	1,250,000

Class M
Proceeds from sale of shares	—	1,250,000

Net increase from share transactions	—	1,250,000

Net increase in net assets	$301,278	$4,890,463

NET ASSETS:
Beginning of period	4,890,463	0

End of period (including accumulated net investment income of $225,115 and $18,604, respectively)	$5,191,741	$4,890,463

June 30, 2012	98	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD GLOBAL CREDIT LONG/SHORT FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	PERIOD ENDED DECEMBER 31, 2011(a)
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	4,316	51,035
Redeemed	(219)	(29)

Net increase in shares outstanding	4,097	51,006

Institutional Class
Sold	4,006	52,129
Distributions reinvested	—	47
Redeemed	(19)	(776)

Net increase in shares outstanding	3,987	51,400

Class C
Sold	—	50,000

Net increase in shares outstanding	—	50,000

Class M
Sold	—	50,000

Net increase in shares outstanding	—	50,000

(a) The Forward Global Credit Long/Short Fund commenced operations on October 3, 2011.

See Notes to Financial Statements	99	June 30, 2012

Statement of Changes in Net Assets

	FORWARD INTERNATIONAL DIVIDEND FUND
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011(a)
OPERATIONS:
Net investment income	$1,414,603	$420,582
Net realized gain/(loss) on investments	(1,366,771)	117,813
Net realized loss on futures contracts	(861,564)	(61,399)
Net realized loss on foreign currency transactions	(98,701)	(17,476)
Net change in unrealized depreciation on investments, futures contracts and translation of assets and liabilities in foreign currency	(644,515)	(1,457,004)

Net decrease in net assets resulting from operations	(1,556,948)	(997,484)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(83,259)	(203,619)
Institutional Class	(637,021)	(260,990)
Class M	(1,569)	(1,008)

Total distributions	(721,849)	(465,617)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	4,488,414	2,022,892
Issued to shareholders in reinvestment of distributions	78,962	182,458
Cost of shares redeemed	(857,736)	(2,438,419)

Net increase/(decrease) from share transactions	3,709,640	(233,069)

Institutional Class
Proceeds from sale of shares	45,100,971	5,691,756
Issued to shareholders in reinvestment of distributions	97,635	77,844
Cost of shares redeemed	(6,473,581)	(1,026,181)

Net increase from share transactions	38,725,025	4,743,419

Class M
Proceeds from sale of shares	86,639	36,000
Issued to shareholders in reinvestment of distributions	1,408	1,008
Cost of shares redeemed	(15,717)	(8,442)

Net increase from share transactions	72,330	28,566

Net increase in net assets	$40,228,198	$3,075,815

NET ASSETS:
Beginning of period	8,896,966	5,821,151

End of period (including accumulated net investment income of $703,398 and $10,644, respectively)	$49,125,164	$8,896,966

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	535,459	220,705
Distributions reinvested	9,717	20,964
Redeemed	(103,316)	(270,641)

Net increase/(decrease) in shares outstanding	441,860	(28,972)

June 30, 2012	100	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD INTERNATIONAL DIVIDEND FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011(a)
Institutional Class
Sold	6,089,251	764,317
Distributions reinvested	14,051	10,508
Redeemed	(899,840)	(135,052)

Net increase in shares outstanding	5,203,462	639,773

Class M
Sold	11,658	4,386
Distributions reinvested	202	144
Redeemed	(2,329)	(1,239)

Net increase in shares outstanding	9,531	3,291

(a) The Forward International Dividend Fund began offering Class M shares on May 2, 2011.

See Notes to Financial Statements	101	June 30, 2012

Statement of Changes in Net Assets

	FORWARD INTERNATIONAL SMALL COMPANIES FUND
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011
OPERATIONS:
Net investment income	$2,273,266	$4,350,394
Net realized gain/(loss) on investments	5,227,251	(4,080,001)
Net realized loss on swap contracts	(171,168)	(587,657)
Net realized gain on foreign currency transactions	332,815	16,133,672
Net change in unrealized appreciation/(depreciation) on investments, swap contracts and translation of assets and liabilities in foreign currency	12,981,094	(112,591,794)

Net increase/(decrease) in net assets resulting from operations	20,643,258	(96,775,386)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	—	(600,026)
Institutional Class	—	(4,540,965)
Class A	—	(9,583)
Class M	—	(941)

Total distributions	—	(5,151,515)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	12,506,918	35,117,408
Issued to shareholders in reinvestment of distributions	—	480,227
Cost of shares redeemed	(28,679,811)	(68,380,290)

Net decrease from share transactions	(16,172,893)	(32,782,655)

Institutional Class
Proceeds from sale of shares	24,997,823	98,573,412
Issued to shareholders in reinvestment of distributions	—	4,291,354
Cost of shares redeemed	(105,654,953)	(168,020,070)

Net decrease from share transactions	(80,657,130)	(65,155,304)

Class A
Proceeds from sale of shares	8,883	574,142
Issued to shareholders in reinvestment of distributions	—	8,841
Cost of shares redeemed	(264,064)	(565,766)

Net increase/(decrease) from share transactions	(255,181)	17,217

Class M
Proceeds from sale of shares	11,195,057	88,167
Issued to shareholders in reinvestment of distributions	—	645
Cost of shares redeemed	(1,410,292)	(79,064)

Net increase from share transactions	9,784,765	9,748

Net decrease in net assets	$(66,657,181)	$(199,837,895)

NET ASSETS:
Beginning of period	333,767,923	533,605,818

End of period (including accumulated net investment income/(loss) of $699,712 and $(1,573,554), respectively)	$267,110,742	$333,767,923

June 30, 2012	102	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD INTERNATIONAL SMALL COMPANIES FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	985,142	2,678,798
Distributions reinvested	—	41,978
Redeemed	(2,312,645)	(4,842,552)

Net decrease in shares outstanding	(1,327,503)	(2,121,776)

Institutional Class
Sold	1,969,815	7,299,247
Distributions reinvested	—	375,118
Redeemed	(8,360,257)	(13,382,018)

Net decrease in shares outstanding	(6,390,442)	(5,707,653)

Class A
Sold	714	40,069
Distributions reinvested	—	771
Redeemed	(20,996)	(42,577)

Net decrease in shares outstanding	(20,282)	(1,737)

Class M
Sold	865,232	5,830
Distributions reinvested	—	56
Redeemed	(111,427)	(5,769)

Net increase in shares outstanding	753,805	117

See Notes to Financial Statements	103	June 30, 2012

Statement of Changes in Net Assets

	FORWARD LARGE CAP DIVIDEND FUND
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011(a)
OPERATIONS:
Net investment income	$325,094	$534,713
Net realized gain/(loss) on investments	(77,976)	1,290,737
Net change in unrealized appreciation/(depreciation) on investments	472,536	(1,298,852)

Net increase in net assets resulting from operations	719,654	526,598

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(1,027)	(2,437)
Institutional Class	(55,186)	(213,653)
Class A	(98,575)	(344,910)

Total distributions	(154,788)	(561,000)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	51,620	59,763
Issued to shareholders in reinvestment of distributions	867	1,851
Cost of shares redeemed	(84)	—

Net increase from share transactions	52,403	61,614

Institutional Class
Proceeds from sale of shares	2,044,979	5,571,305
Issued to shareholders in reinvestment of distributions	3,141	9,797
Cost of shares redeemed	(2,724,363)	(3,551,183)

Net increase/(decrease) from share transactions	(676,243)	2,029,919

Class A
Proceeds from sale of shares	438,938	888,946
Issued to shareholders in reinvestment of distributions	8,820	22,305
Cost of shares redeemed	(189,893)	(6,806,417)

Net increase/(decrease) from share transactions	257,865	(5,895,166)

Net increase/(decrease) in net assets	$198,891	$(3,838,035)

NET ASSETS:
Beginning of period	14,326,369	18,164,404

End of period (including accumulated net investment income of $170,306 and $0, respectively)	$14,525,260	$14,326,369

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	4,723	5,853
Distributions reinvested	83	178
Redeemed	(8)	—

Net increase in shares outstanding	4,798	6,031

June 30, 2012	104	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD LARGE CAP DIVIDEND FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011(a)
Institutional Class
Sold	191,543	528,286
Distributions reinvested	303	953
Redeemed	(256,367)	(335,077)

Net increase/(decrease) in shares outstanding	(64,521)	194,162

Class A
Sold	40,234	82,991
Distributions reinvested	839	2,141
Redeemed	(17,257)	(659,180)

Net increase/(decrease) in shares outstanding	23,816	(574,048)

(a) The Forward Large Cap Dividend Fund began offering Investor Class shares on May 2, 2011.

See Notes to Financial Statements	105	June 30, 2012

Statement of Changes in Net Assets

	FORWARD SELECT EM DIVIDEND FUND
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	PERIOD ENDED DECEMBER 31, 2011(a)
OPERATIONS:
Net investment income	$258,291	$350,838
Net realized loss on investments	(132,448)	(1,243,111)
Net realized gain/(loss) on futures contracts	106,464	(526,065)
Net realized loss on foreign currency transactions	(97,059)	(262,917)
Net change in unrealized appreciation/(depreciation) on investments, futures contracts and translation of assets and liabilities in foreign currency	637,162	(992,172)

Net increase/(decrease) in net assets resulting from operations	772,410	(2,673,427)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(24,656)	(22,118)
Institutional Class	(90,848)	(282,643)
Class C	(10,273)	(12,674)
Class M	(17,459)	(17,431)
From return of capital
Investor Class	—	(168)
Institutional Class	—	(2,147)
Class C	—	(96)
Class M	—	(132)

Total distributions	(143,236)	(337,409)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	641,647	1,255,771
Issued to shareholders in reinvestment of distributions	11,654	6,031
Cost of shares redeemed	(609,634)	(36,094)

Net increase from share transactions	43,667	1,225,708

Institutional Class
Proceeds from sale of shares	531,978	15,080,283
Issued to shareholders in reinvestment of distributions	273	106
Cost of shares redeemed	(1,628,584)	(8,324,055)

Net increase/(decrease) from share transactions	(1,096,333)	6,756,334

Class C
Proceeds from sale of shares	15,173	675,000
Issued to shareholders in reinvestment of distributions	274	—

Net increase from share transactions	15,447	675,000

Class M
Proceeds from sale of shares	178,762	812,020
Issued to shareholders in reinvestment of distributions	4,312	309
Cost of shares redeemed	(15,610)	(52,151)

Net increase from share transactions	167,464	760,178

Net increase/(decrease) in net assets	$(240,581)	$6,406,384

June 30, 2012	106	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD SELECT EM DIVIDEND FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	PERIOD ENDED DECEMBER 31, 2011(a)
NET ASSETS:
Beginning of period	$6,406,384	$0

End of period (including accumulated net investment income/(loss) of $114,458 and $(597), respectively)	$6,165,803	$6,406,384

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	29,117	54,143
Distributions reinvested	549	317
Redeemed	(27,133)	(1,809)

Net increase in shares outstanding	2,533	52,651

Institutional Class
Sold	25,539	632,586
Distributions reinvested	13	6
Redeemed	(73,595)	(414,775)

Net increase/(decrease) in shares outstanding	(48,043)	217,817

Class C
Sold	735	27,000
Distributions reinvested	13	—

Net increase in shares outstanding	748	27,000

Class M
Sold	8,187	33,898
Distributions reinvested	208	16
Redeemed	(704)	(2,607)

Net increase in shares outstanding	7,691	31,307

(a) The Forward Select EM Dividend Fund commenced operations on May 2, 2011.

See Notes to Financial Statements	107	June 30, 2012

Statement of Changes in Net Assets

	FORWARD SMALL CAP EQUITY FUND
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011
OPERATIONS:
Net investment loss	$(172,919)	$(1,022,743)
Net realized gain on investments	754,810	87,508,839
Net realized gain/(loss) on futures contracts	317,831	(501,237)
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	2,035,282	(90,344,928)

Net increase/(decrease) in net assets resulting from operations	2,935,004	(4,360,069)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	253,422	28,074,473
Cost of shares redeemed	(6,069,282)	(100,642,379)

Net decrease from share transactions	(5,815,860)	(72,567,906)

Institutional Class
Proceeds from sale of shares	177,229	4,788,038
Cost of shares redeemed	(8,460,166)	(220,164,605)

Net decrease from share transactions	(8,282,937)	(215,376,567)

Class A
Proceeds from sale of shares	19,902	164,542
Cost of shares redeemed	(243,555)	(1,387,225)

Net decrease from share transactions	(223,653)	(1,222,683)

Class M
Proceeds from sale of shares	3,563,677	149,017
Cost of shares redeemed	(608,298)	(66,774)

Net increase from share transactions	2,955,379	82,243

Net decrease in net assets	$(8,432,067)	$(293,444,982)

NET ASSETS:
Beginning of period	48,707,478	342,152,460

End of period (including accumulated net investment loss of $(172,919) and $0, respectively)	$40,275,411	$48,707,478

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	16,405	1,611,061
Redeemed	(390,956)	(6,128,087)

Net decrease in shares outstanding	(374,551)	(4,517,026)

Institutional Class
Sold	11,002	272,728
Redeemed	(514,712)	(12,313,735)

Net decrease in shares outstanding	(503,710)	(12,041,007)

Class A
Sold	1,282	9,645
Redeemed	(15,575)	(82,801)

Net decrease in shares outstanding	(14,293)	(73,156)

Class M
Sold	213,237	8,384
Redeemed	(37,433)	(4,047)

Net increase in shares outstanding	175,804	4,337

June 30, 2012	108	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD TACTICAL ENHANCED FUND
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	PERIOD ENDED DECEMBER 31, 2011(a)
OPERATIONS:
Net investment loss	$(327,661)	$(416,442)
Net realized gain on investments	12,959	0
Net realized gain on option contracts	0	5,098
Net realized gain/(loss) on futures contracts	1,881,945	(1,085,131)
Net change in unrealized appreciation on investments and futures contracts	39,979	101,191

Net increase/(decrease) in net assets resulting from operations	1,607,222	(1,395,284)

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains on investments
Investor Class	—	(24,358)
Institutional Class	—	(22,001)
Class A	—	(4,572)
Class C	—	(4,117)
Class M	—	(162)

Total distributions	—	(55,210)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	6,345,093	15,829,736
Issued to shareholders in reinvestment of distributions	—	24,330
Cost of shares redeemed	(3,765,302)	(3,032,274)

Net increase from share transactions	2,579,791	12,821,792

Institutional Class
Proceeds from sale of shares	5,274,365	13,312,876
Issued to shareholders in reinvestment of distributions	—	12,207
Cost of shares redeemed	(5,188,387)	(1,063,897)

Net increase from share transactions	85,978	12,261,186

Class A
Proceeds from sale of shares	939,493	2,678,420
Issued to shareholders in reinvestment of distributions	—	4,571
Cost of shares redeemed	(226,361)	(21,361)

Net increase from share transactions	713,132	2,661,630

Class C
Proceeds from sale of shares	718,244	3,489,716
Issued to shareholders in reinvestment of distributions	—	4,066
Cost of shares redeemed	(132,265)	(1,135,993)

Net increase from share transactions	585,979	2,357,789

Class M
Proceeds from sale of shares	8,750	96,778
Issued to shareholders in reinvestment of distributions	—	137
Cost of shares redeemed	(25,002)	(10,000)

Net increase/(decrease) from share transactions	(16,252)	86,915

Net increase in net assets	$5,555,850	$28,738,818

See Notes to Financial Statements	109	June 30, 2012

Statement of Changes in Net Assets

	FORWARD TACTICAL ENHANCED FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	PERIOD ENDED DECEMBER 31, 2011(a)
NET ASSETS:
Beginning of period	$28,738,818	$0

End of period (including accumulated net investment loss of $(327,661) and $0, respectively)	$34,294,668	$28,738,818

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	247,942	625,573
Distributions reinvested	—	1,002
Redeemed	(148,066)	(123,312)

Net increase in shares outstanding	99,876	503,263

Institutional Class
Sold	205,555	532,633
Distributions reinvested	—	501
Redeemed	(203,131)	(43,363)

Net increase in shares outstanding	2,424	489,771

Class A
Sold	37,157	108,192
Distributions reinvested	—	189
Redeemed	(9,073)	(875)

Net increase in shares outstanding	28,084	107,506

Class C
Sold	28,406	136,619
Distributions reinvested	—	169
Redeemed	(5,298)	(46,233)

Net increase in shares outstanding	23,108	90,555

Class M
Sold	336	3,832
Distributions reinvested	—	6
Redeemed	(1,026)	(372)

Net increase/(decrease) in shares outstanding	(690)	3,466

(a) The Forward Tactical Enhanced Fund commenced operations on January 3, 2011. The Forward Tactical Enhanced Fund began offering Class M shares on April 15, 2011.

June 30, 2012	110	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD TACTICAL GROWTH FUND
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011
OPERATIONS:
Net investment loss	$(7,127,039)	$(12,448,830)
Net realized gain/(loss) on investments	8,404,262	(100,658)
Net realized gain/(loss) on futures contracts	31,100,993	(596,519)
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	6,370,972	(36,729,945)

Net increase/(decrease) in net assets resulting from operations	38,749,188	(49,875,952)

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains on investments
Investor Class	—	(1,394,264)
Institutional Class	—	(389,080)
Class A	—	(898,650)
Class C	—	(778,830)
Class M	—	(1,626,530)

Total distributions	—	(5,087,354)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	30,775,673	109,940,935
Issued to shareholders in reinvestment of distributions	—	1,373,092
Cost of shares redeemed	(76,053,112)	(159,033,989)

Net decrease from share transactions	(45,277,439)	(47,719,962)

Institutional Class
Proceeds from sale of shares	17,433,749	38,650,871
Issued to shareholders in reinvestment of distributions	—	352,079
Cost of shares redeemed	(24,072,273)	(117,152,488)

Net decrease from share transactions	(6,638,524)	(78,149,538)

Class A
Proceeds from sale of shares	31,497,155	139,053,099
Issued to shareholders in reinvestment of distributions	—	869,576
Cost of shares redeemed	(52,397,887)	(43,474,434)

Net increase/(decrease) from share transactions	(20,900,732)	96,448,241

Class C
Proceeds from sale of shares	11,271,870	61,876,317
Issued to shareholders in reinvestment of distributions	—	703,493
Cost of shares redeemed	(19,819,559)	(32,609,270)

Net increase/(decrease) from share transactions	(8,547,689)	29,970,540

Class M
Proceeds from sale of shares	250,792,662	235,202,336
Issued to shareholders in reinvestment of distributions	—	1,521,728
Cost of shares redeemed	(75,754,155)	(127,713,782)

Net increase from share transactions	175,038,507	109,010,282

Net increase in net assets	$132,423,311	$54,596,257

See Notes to Financial Statements	111	June 30, 2012

Statement of Changes in Net Assets

	FORWARD TACTICAL GROWTH FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011
NET ASSETS:
Beginning of period	$912,181,043	$857,584,786

End of period (including accumulated net investment loss of $(7,127,039) and $0, respectively)	$1,044,604,354	$912,181,043

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	1,196,060	4,229,623
Distributions reinvested	—	55,056
Redeemed	(2,938,731)	(6,060,527)

Net decrease in shares outstanding	(1,742,671)	(1,775,848)

Institutional Class
Sold	665,519	1,464,440
Distributions reinvested	—	14,010
Redeemed	(928,122)	(4,409,426)

Net decrease in shares outstanding	(262,603)	(2,930,976)

Class A
Sold	1,226,903	5,366,308
Distributions reinvested	—	35,007
Redeemed	(2,047,539)	(1,686,554)

Net increase/(decrease) in shares outstanding	(820,636)	3,714,761

Class C
Sold	441,478	2,377,846
Distributions reinvested	—	28,586
Redeemed	(778,403)	(1,273,550)

Net increase/(decrease) in shares outstanding	(336,925)	1,132,882

Class M
Sold	9,708,004	8,955,197
Distributions reinvested	—	60,530
Redeemed	(2,913,365)	(4,915,187)

Net increase in shares outstanding	6,794,639	4,100,540

June 30, 2012	112	See Notes to Financial Statements

Consolidated Statement of Changes in Net Assets

	FORWARD COMMODITY LONG/ SHORT STRATEGY FUND
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011(a)
OPERATIONS:
Net investment loss	$(531,596)	$(237,785)
Net realized gain/(loss) on investments	2,888	(288,602)
Net realized gain/(loss) on swap contracts	(9,564,097)	1,903,975
Net change in unrealized appreciation/(depreciation) on investments and swap contracts	(4,240,469)	297,841

Net increase/(decrease) in net assets resulting from operations	(14,333,274)	1,675,429

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	—	(606,958)
Institutional Class	—	(874,677)
Class C	—	(56,852)
Class M	—	(14,177)
Class Z	—	(209,547)
From return of capital
Investor Class	—	(5,183)
Institutional Class	—	(7,470)
Class C	—	(485)
Class M	—	(121)
Class Z	—	(1,789)

Total distributions	—	(1,777,259)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	20,122,125	56,629,979
Issued to shareholders in reinvestment of distributions	—	610,704
Cost of shares redeemed	(28,282,543)	(8,470,303)

Net increase/(decrease) from share transactions	(8,160,418)	48,770,380

Institutional Class
Proceeds from sale of shares	56,208,893	69,397,342
Issued to shareholders in reinvestment of distributions	—	499,193
Cost of shares redeemed	(18,933,439)	(2,973,677)

Net increase from share transactions	37,275,454	66,922,858

Class C
Proceeds from sale of shares	5,116,398	5,215,451
Issued to shareholders in reinvestment of distributions	—	54,543
Cost of shares redeemed	(625,262)	(35,928)

Net increase from share transactions	4,491,136	5,234,066

Class M
Proceeds from sale of shares	29,281,672	1,729,990
Issued to shareholders in reinvestment of distributions	—	14,298
Cost of shares redeemed	(2,471,781)	—

Net increase from share transactions	26,809,891	1,744,288

See Notes to Financial Statements	113	June 30, 2012

Consolidated Statement of Changes in Net Assets

	FORWARD COMMODITY LONG/ SHORT STRATEGY FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011(a)
Class Z
Proceeds from sale of shares	—	$35,825,000
Issued to shareholders in reinvestment of distributions	—	202,063
Cost of shares redeemed	$(4,250,000)	(26,494,301)

Net increase/(decrease) from share transactions	(4,250,000)	9,532,762

Net increase in net assets	$41,832,789	$132,102,524

NET ASSETS:
Beginning of period	132,102,524	0

End of period (including accumulated net investment loss of $(531,596) and $0, respectively)	$173,935,313	$132,102,524

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	782,786	2,073,618
Distributions reinvested	—	22,803
Redeemed	(1,110,207)	(314,524)

Net increase/(decrease) in shares outstanding	(327,421)	1,781,897

Institutional Class
Sold	2,185,401	2,540,959
Distributions reinvested	—	18,605
Redeemed	(753,327)	(111,104)

Net increase in shares outstanding	1,432,074	2,448,460

Class C
Sold	200,125	191,555
Distributions reinvested	—	2,042
Redeemed	(24,484)	(1,366)

Net increase in shares outstanding	175,641	192,231

Class M
Sold	1,138,499	63,479
Distributions reinvested	—	533
Redeemed	(96,550)	—

Net increase in shares outstanding	1,041,949	64,012

Class Z
Sold	—	1,394,519
Distributions reinvested	—	7,534
Redeemed	(164,479)	(1,002,582)

Net increase/(decrease) in shares outstanding	(164,479)	399,471

(a) The Forward Commodity Long/Short Strategy Fund commenced operations on January 3, 2011. The Forward Commodity Long/Short Strategy Fund began offering Class C shares on May 2, 2011.

June 30, 2012	114	See Notes to Financial Statements

Consolidated Statement of Changes in Net Assets

FORWARD MANAGED FUTURES STRATEGY FUND
PERIOD ENDED JUNE 30, 2012(a) (UNAUDITED)
OPERATIONS:
Net investment loss	$(67,784)
Net realized gain on swap contracts	83,534
Net change in unrealized depreciation on investments and swap contracts	(726,526)

Net decrease in net assets resulting from operations	(710,776)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	1,322,299
Cost of shares redeemed	(10,732)

Net increase from share transactions	1,311,567

Institutional Class
Proceeds from sale of shares	1,070,003

Net increase from share transactions	1,070,003

Class C
Proceeds from sale of shares	1,045,000

Net increase from share transactions	1,045,000

Class Z
Proceeds from sale of shares	6,800,000

Net increase from share transactions	6,800,000

Net increase in net assets	$9,515,794

NET ASSETS:
Beginning of period	0

End of period (including accumulated net investment loss of $(67,784))	$9,515,794

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	52,529
Redeemed	(421)

Net increase in shares outstanding	52,108

Institutional Class
Sold	42,743

Net increase in shares outstanding	42,743

Class C
Sold	41,717

Net increase in shares outstanding	41,717

Class Z
Sold	269,307

Net increase in shares outstanding	269,307

(a) The Forward Managed Futures Strategy Fund commenced operations on January 30, 2012. The Forward Managed Futures Strategy Fund began offering Class Z shares on January 31, 2012.

See Notes to Financial Statements	115	June 30, 2012

Statement of Cash Flows (Unaudited)

For the Six Months Ended June 30, 2012

	FORWARD CREDIT ANALYSIS LONG/SHORT FUND	FORWARD SELECT EM DIVIDEND FUND
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$20,712,938	$772,410
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided/(used) in operating activities
Purchases of investment securities	(255,947,430)	(3,148,595)
Proceeds from sale of investment securities	128,452,472	3,279,485
Proceeds from securities sold short transactions	59,749,168	—
Purchases to cover securities sold short transactions	(50,386,785)	—
Net (purchases) proceeds from short-term investment securities	(17,408,331)	47,698
Discount and premiums amortized	(254,963)	5,701
Net realized (gain)/loss on investment securities	(6,930,621)	132,448
Net realized loss on securities sold short	378,831	—
Net realized loss on foreign currency	—	97,059
Net change in unrealized appreciation on investments, securities sold short and translation of assets and liabilities in foreign currency	(9,388,235)	(637,162)
Changes in assets and liabilities:
Increase in deposit with broker for securities sold short	(29,994,419)	—
Increase in deposit with broker for futures contracts	—	(6,464)
Increase in receivable due from advisor	—	(1,205)
Increase in interest and dividends receivable	(1,560,971)	(34,697)
Increase in other assets	(37,443)	(33,722)
Decrease in payable due to broker for securities sold short	(18,320,579)	—
Decrease in payable for interest on short sales	(50,465)	—
Increase in payable for interest due on loan	—	67
Increase in payable for advisor	225,097	0
Increase in payable for distribution and service fees	36,239	44
Decrease in payable to trustees	(369)	(44)
Decrease in payable for chief compliance officer fee	(308)	(23)
Decrease in accrued expenses and other liabilities	(13,751)	(17,461)

Net cash provided (used) in operating activities	(180,739,925)	455,539

CASH FLOWS FROM FINANCING ACTIVITIES:
Cash provided by loan, net	—	552,478
Proceeds from sale of shares	256,598,445	1,379,227
Cost of shares redeemed	(75,415,871)	(2,253,788)
Cash distributions paid	(442,649)	(126,723)

Net cash provided (used) by financing activities	180,739,925	(448,806)

EFFECT OF EXCHANGE RATES ON CASH	—	(6,707)
NET CHANGE IN CASH FOR THE PERIOD	0	26

CASH & FOREIGN CURRENCY, BEGINNING OF PERIOD	0	2,004

CASH & FOREIGN CURRENCY, END OF PERIOD	$0	$2,030

Non-cash financing activities not included herein consist of reinvestment of distributions of $4,148,372 and $16,513, respectively.

Cash paid for interest on short sales and interest paid to broker for Forward Credit Analysis Long/Short Fund was $1,060,465 and cash paid for interest on loan for Forward Select EM Dividend Fund was $2,477.

June 30, 2012	116	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Credit Analysis Long/Short Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011(a)	YEAR ENDED DECEMBER 31, 2010		YEAR ENDED DECEMBER 31, 2009		PERIOD ENDED DECEMBER 31, 2008(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$8.09		$7.96	$8.08		$5.84		$7.63
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.14	(c)	0.32 (c)	0.41		0.48		0.47
Net realized and unrealized gain/(loss) on investments	0.57		0.14	(0.07)		2.19		(1.68)

Total from Investment Operations	0.71		0.46	0.34		2.67		(1.21)

LESS DISTRIBUTIONS:
From investment income	(0.12)		(0.31)	(0.39)		(0.43)		(0.58)

From capital gains	—		(0.02)	(0.07)		—		—

Total Distributions	(0.12)		(0.33)	(0.46)		(0.43)		(0.58)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.59		0.13	(0.12)		2.24		(1.79)

NET ASSET VALUE, END OF PERIOD	$8.68		$8.09	$7.96		$8.08		$5.84

TOTAL RETURN	8.78	%(d)	5.83%	4.17%		46.56%		(16.59	)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$250,950		$156,238	$136,654		$61,043		$12,867
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income including reimbursement/waiver	3.92	%(e)	6.13%	6.39%		8.48%		13.10	%(e)
Operating expenses including reimbursement/waiver	1.99	%(e)	1.99%	1.98	%(f)	1.93	%(g)	1.84	%(e)
Operating expenses excluding reimbursement/waiver	2.09	%(e)	2.14%	2.14%		2.22%		2.52	%(e)
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income including reimbursement/waiver	3.23	%(e)	3.95%	5.15%		6.61%		8.79	%(e)
Operating expenses including reimbursement/waiver	2.68	%(e)	4.17%	3.22	%(f)	3.80	%(g)	6.14	%(e)
Operating expenses excluding reimbursement/waiver	2.78	%(e)	4.32%	3.39%		4.09%		6.82	%(e)
PORTFOLIO TURNOVER RATE	39	%(d)	133%	89%		221%		311	%(h)

(a) Prior to May 1, 2011, the Forward Credit Analysis Long/Short Fund was known as the Forward Long/Short Credit Analysis Fund.

(b) The Fund began offering Investor Class shares on May 1, 2008

(c) Per share amounts are based on average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2010, the net expense limitation changed from 1.95% to 1.99%.

(g) Effective May 1, 2009, the net expense limitation changed from 1.84% to 1.95%.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.

See Notes to Financial Statements	117	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Credit Analysis Long/Short Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011(a)	YEAR ENDED DECEMBER 31, 2010		YEAR ENDED DECEMBER 31, 2009		PERIOD ENDED DECEMBER 31, 2008(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$8.04		$7.91	$8.03		$5.81		$7.63
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.15	(c)	0.34 (c)	0.48		0.54		0.39
Net realized and unrealized gain/(loss) on investments	0.56		0.15	(0.11)		2.14		(1.59)

Total from Investment Operations	0.71		0.49	0.37		2.68		(1.20)

LESS DISTRIBUTIONS:
From investment income	(0.13)		(0.34)	(0.42)		(0.46)		(0.62)
From capital gains	—		(0.02)	(0.07)		—		—

Total Distributions	(0.13)		(0.36)	(0.49)		(0.46)		(0.62)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.58		0.13	(0.12)		2.22		(1.82)

NET ASSET VALUE, END OF PERIOD	$8.62		$8.04	$7.91		$8.03		$5.81

TOTAL RETURN	8.88	%(d)	6.23%	4.54%		47.08%		(16.35	)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$91,947		$38,790	$16,994		$4,787		$793
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income including reimbursement/waiver	4.21	%(e)	6.39%	6.82%		8.89%		12.49	%(e)
Operating expenses including reimbursement/waiver	1.64	%(e)	1.64%	1.63	%(f)	1.57	%(g)	1.49	%(e)
Operating expenses excluding reimbursement/waiver	1.75	%(e)	1.79%	1.80%		1.86%		2.53	%(e)
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income including reimbursement/waiver	3.52	%(e)	4.21%	5.57%		7.01%		8.58	%(e)
Operating expenses including reimbursement/waiver	2.33	%(e)	3.82%	2.88	%(f)	3.45	%(g)	5.40	%(e)
Operating expenses excluding reimbursement/waiver	2.44	%(e)	3.97%	3.06%		3.74%		6.44	%(e)
PORTFOLIO TURNOVER RATE	39	%(d)	133%	89%		221%		311	%(h)

(a) Prior to May 1, 2011, the Forward Credit Analysis Long/Short Fund was known as the Forward Long/Short Credit Analysis Fund.

(b) The Fund began offering Institutional Class shares on May 1, 2008.

(c) Per share amounts are based on average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2010, the net expense limitation changed from 1.60% to 1.64%.

(g) Effective May 1, 2009, the net expense limitation changed from 1.49% to 1.60%.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.

June 30, 2012	118	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Credit Analysis Long/Short Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011(a)	PERIOD ENDED DECEMBER 31, 2010(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$8.08		$7.95	$8.70
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.13	(c)	0.31 (c)	0.14
Net realized and unrealized gain/(loss) on investments	0.56		0.14	(0.63)

Total from Investment Operations	0.69		0.45	(0.49)

LESS DISTRIBUTIONS:
From investment income	(0.12)		(0.30)	(0.19)
From capital gains	—		(0.02)	(0.07)

Total Distributions	(0.12)		(0.32)	(0.26)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.57		0.13	(0.75)

NET ASSET VALUE, END OF PERIOD	$8.65		$8.08	$7.95

TOTAL RETURN(d)	8.53	%(e)	5.68%	(5.69	)%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$6,185		$1,621	$2,360
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income including reimbursement/waiver	3.72	%(f)	6.06%	5.63	%(f)
Operating expenses including reimbursement/waiver	2.14	%(f)	2.14%	2.14	%(f)
Operating expenses excluding reimbursement/waiver	2.26	%(f)	2.29%	2.36	%(f)
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income including reimbursement/waiver	3.03	%(f)	3.88%	4.46	%(f)
Operating expenses including reimbursement/waiver	2.83	%(f)	4.32%	3.31	%(f)
Operating expenses excluding reimbursement/waiver	2.95	%(f)	4.47%	3.53	%(f)
PORTFOLIO TURNOVER RATE	39	%(e)	133%	89	%(g)

(a) Prior to May 1, 2011, the Forward Credit Analysis Long/Short Fund was known as the Forward Long/Short Credit Analysis Fund.

(b) The Fund began offering Class A shares on September 1, 2010.

(c) Per share amounts are based on average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

See Notes to Financial Statements	119	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Credit Analysis Long/Short Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011(a)	YEAR ENDED DECEMBER 31, 2010		PERIOD ENDED DECEMBER 31, 2009(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$8.09		$7.97	$8.10		$7.26
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.11	(c)	0.27 (c)	0.39		0.29
Net realized and unrealized gain/(loss) on investments	0.57		0.13	(0.10)		0.88

Total from Investment Operations	0.68		0.40	0.29		1.17

LESS DISTRIBUTIONS:
From investment income	(0.09)		(0.26)	(0.35)		(0.33)
From capital gains	—		(0.02)	(0.07)		—

Total Distributions	(0.09)		(0.28)	(0.42)		(0.33)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.59		0.12	(0.13)		0.84

NET ASSET VALUE, END OF PERIOD	$8.68		$8.09	$7.97		$8.10

TOTAL RETURN(d)	8.48	%(e)	5.07%	3.50%		16.37	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$20,539		$15,550	$15,357		$4,377
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income including reimbursement/waiver	3.34	%(f)	5.51%	5.75%		9.32	%(f)
Operating expenses including reimbursement/waiver	2.59	%(f)	2.59%	2.58%		2.24	%(f)
Operating expenses excluding reimbursement/waiver	2.69	%(f)	2.74%	2.76%		2.41	%(f)
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income including reimbursement/waiver	2.65	%(f)	3.33%	4.51%		6.55	%(f)
Operating expenses including reimbursement/waiver	3.28	%(f)	4.77%	3.82	%(g)	5.01	%(f)
Operating expenses excluding reimbursement/waiver	3.38	%(f)	4.92%	4.00%		5.18	%(f)
PORTFOLIO TURNOVER RATE	39	%(e)	133%	89%		221	%(h)

(a) Prior to May 1, 2011, the Forward Credit Analysis Long/Short Fund was known as the Forward Long/Short Credit Analysis Fund.

(b) The Fund began offering Class C shares on June 3, 2009.

(c) Per share amounts are based on average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2010, the net expense limitation changed from 2.55% to 2.59%.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

June 30, 2012	120	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Credit Analysis Long/Short Fund

	CLASS M
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011(a)	PERIOD ENDED DECEMBER 31, 2010(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$8.04		$7.91	$8.17
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.15	(c)	0.35 (c)	0.40
Net realized and unrealized gain/(loss) on investments	0.56		0.14	(0.17)

Total from Investment Operations	0.71		0.49	0.23

LESS DISTRIBUTIONS:
From investment income	(0.13)		(0.34)	(0.42)
From capital gains	—		(0.02)	(0.07)

Total Distributions	(0.13)		(0.36)	(0.49)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.58		0.13	(0.26)

NET ASSET VALUE, END OF PERIOD	$8.62		$8.04	$7.91

TOTAL RETURN	8.88	%(d)	6.24%	2.73	%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$46,700		$4,120	$4,930
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income including reimbursement/waiver	4.17	%(e)	6.54%	6.85	%(e)
Operating expenses including reimbursement/waiver	1.64	%(e)	1.64%	1.63	%(e)(f)
Operating expenses excluding reimbursement/waiver	1.76	%(e)	1.79%	1.85	%(e)
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income including reimbursement/waiver	3.48	%(e)	4.36%	5.50	%(e)
Operating expenses including reimbursement/waiver	2.33	%(e)	3.82%	2.98	%(e)(f)
Operating expenses excluding reimbursement/waiver	2.45	%(e)	3.97%	3.20	%(e)
PORTFOLIO TURNOVER RATE	39	%(d)	133%	89	%(g)

(a) Prior to May 1, 2011, the Forward Credit Analysis Long/Short Fund was known as the Forward Long/Short Credit Analysis Fund.

(b) The Fund began offering Class M shares on February 1, 2010.

(c) Per share amounts are based on average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2010, the net expense limitation changed from 1.60% to 1.64%.

(g) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

See Notes to Financial Statements	121	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward EM Corporate Debt Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011(a)	YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009		YEAR ENDED DECEMBER 31, 2008	PERIOD ENDED DECEMBER 31, 2007(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.10		$11.05	$10.60	$9.30		$10.19	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.29	(c)	0.61 (c)	0.42	0.47		0.40	0.08
Net realized and unrealized gain/(loss) on investments	0.19		(0.89)	0.25	1.21		(0.87)	0.19

Total from Investment Operations	0.48		(0.28)	0.67	1.68		(0.47)	0.27

LESS DISTRIBUTIONS:
From investment income	(0.17)		(1.67)	(0.22)	(0.38)		(0.42)	(0.08)

Total Distributions	(0.17)		(1.67)	(0.22)	(0.38)		(0.42)	(0.08)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.31		(1.95)	0.45	1.30		(0.89)	0.19

NET ASSET VALUE, END OF PERIOD	$9.41		$9.10	$11.05	$10.60		$9.30	$10.19

TOTAL RETURN	5.24	%(d)	(2.73)%	6.47%	18.43%		(4.91)%	2.71	%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$66,476		$4,702	$5,924	$5,766		$5,073	$4,297
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	6.08	%(e)	5.35%	3.80%	4.61%		4.10%	3.57	%(e)
Operating expenses including reimbursement/waiver	1.37	%(e)	1.39%	1.39%	1.26	%(f)	1.16%	1.24	%(e)
Operating expenses excluding reimbursement/waiver	1.37	%(e)	1.89%	1.90%	1.41%		1.36%	1.60	%(e)
PORTFOLIO TURNOVER RATE	85	%(d)	357%	74%	59%		56%	1	%(d)

(a) Prior to May 1, 2011, the Forward EM Corporate Debt Fund was known as the Forward International Fixed Income Fund.

(b) The Fund began offering Investor Class shares on October 5, 2007.

(c) Per share amounts are based on average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2009, the net expense limitation changed from 1.24% to 1.39%.

June 30, 2012	122	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward EM Corporate Debt Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011(a)	YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	PERIOD ENDED DECEMBER 31, 2007(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.04		$11.02	$10.55	$9.27	$10.19	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.30	(c)	0.68 (c)	0.48	0.48	0.44	0.09
Net realized and unrealized gain/(loss) on investments	0.19		(0.92)	0.23	1.21	(0.88)	0.19

Total from Investment Operations	0.49		(0.24)	0.71	1.69	(0.44)	0.28

LESS DISTRIBUTIONS:
From investment income	(0.19)		(1.74)	(0.24)	(0.41)	(0.48)	(0.09)

Total Distributions	(0.19)		(1.74)	(0.24)	(0.41)	(0.48)	(0.09)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.30		(1.98)	0.47	1.28	(0.92)	0.19

NET ASSET VALUE, END OF PERIOD	$9.34		$9.04	$11.02	$10.55	$9.27	$10.19

TOTAL RETURN	5.41	%(d)	(2.40)%	6.91%	18.70%	(4.60)%	2.77	%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$14,553		$7,613	$17,469	$16,257	$12,088	$12,858
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	6.41	%(e)	6.10%	4.22%	4.89%	4.27%	3.84	%(e)
Operating expenses including reimbursement/waiver	0.98	%(e)	0.99%	0.99%	0.97%	0.97%	0.99	%(e)
Operating expenses excluding reimbursement/waiver	1.17	%(e)	1.49%	1.45%	1.13%	1.35%	1.60	%(e)
PORTFOLIO TURNOVER RATE	85	%(d)	357%	74%	59%	56%	1	%(d)

(a) Prior to May 1, 2011, the Forward EM Corporate Debt Fund was known as the Forward International Fixed Income Fund.

(b) The Fund began offering Institutional Class shares on October 5, 2007.

(c) Per share amounts are based on average shares outstanding.

(d) Not Annualized.

(e) Annualized.

See Notes to Financial Statements	123	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward EM Corporate Debt Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011(a)	YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009		YEAR ENDED DECEMBER 31, 2008	PERIOD ENDED DECEMBER 31, 2007(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.13		$11.08	$10.66	$9.35		$10.19	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.26	(c)	0.52 (c)	0.44	0.42		0.39	0.07
Net realized and unrealized gain/(loss) on investments	0.20		(0.87)	0.17	1.23		(0.88)	0.19

Total from Investment Operations	0.46		(0.35)	0.61	1.65		(0.49)	0.26

LESS DISTRIBUTIONS:
From investment income	(0.15)		(1.60)	(0.19)	(0.34)		(0.35)	(0.07)

Total Distributions	(0.15)		(1.60)	(0.19)	(0.34)		(0.35)	(0.07)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.31		(1.95)	0.42	1.31		(0.84)	0.19

NET ASSET VALUE, END OF PERIOD	$9.44		$9.13	$11.08	$10.66		$9.35	$10.19

TOTAL RETURN(d)	4.99	%(e)	(3.31)%	5.87%	18.00%		(5.00)%	2.63	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$1,164		$1,142	$2,345	$4,445		$3,879	$4,229
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	5.39	%(f)	4.54%	3.24%	4.24%		3.90%	3.23	%(f)
Operating expenses including reimbursement/waiver	1.94	%(f)	1.94%	1.94%	1.63	%(g)	1.35%	1.58	%(f)
Operating expenses excluding reimbursement/waiver	2.18	%(f)	2.48%	2.38%	1.77%		1.36%	1.60	%(f)
PORTFOLIO TURNOVER RATE	85	%(e)	357%	74%	59%		56%	1	%(e)

(a) Prior to May 1, 2011, the Forward EM Corporate Debt Fund was known as the Forward International Fixed Income Fund.

(b) The Fund began offering Class C shares on October 5, 2007.

(c) Per share amounts are based on average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2009, the net expense limitation changed from 1.89% to 1.94%.

June 30, 2012	124	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Emerging Markets Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009		YEAR ENDED DECEMBER 31, 2008(a)		YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$9.55		$20.97	$21.47	$12.28		$28.51		$23.08
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.03	(b)	0.11 (b)	0.00 (c)	0.01	(b)	0.38		0.04
Net realized and unrealized gain/(loss) on investments	0.43		(4.61)	3.43	9.33		(16.20)		8.98

Total from Investment Operations	0.46		(4.50)	3.43	9.34		(15.82)		9.02

LESS DISTRIBUTIONS:
From investment income	—		(0.57)	(0.25)	(0.15)		—		(0.05)
From capital gains	—		(6.35)	(3.68)	—		(0.41)		(3.55)

Total Distributions	—		(6.92)	(3.93)	(0.15)		(0.41)		(3.60)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	—		—		0.01

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.46		(11.42)	(0.50)	9.19		(16.23)		5.43

NET ASSET VALUE, END OF PERIOD	$10.01		$9.55	$20.97	$21.47		$12.28		$28.51

TOTAL RETURN	4.92	%(d)	(22.33)%	16.56%	76.16%		(55.38)%		38.63%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$15,569		$23,498	$49,997	$39,864		$14,576		$25,008
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	0.62	%(e)	0.55%	0.01%	0.04%		1.67%		0.17%
Operating expenses including reimbursement/waiver	1.81	%(e)(f)	1.79%	1.79%	1.77	%(g)	1.72	%(h)	1.69%
Operating expenses excluding reimbursement/waiver	2.48	%(e)	2.15%	2.02%	2.00%		2.10%		2.09%
PORTFOLIO TURNOVER RATE	64	%(d)	102%	129%	120%		214%		121%

(a) Prior to May 1, 2008, the Forward Emerging Markets Fund was known as the Forward Global Emerging Markets Fund.

(b) Per share amounts are based on average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2012, the net expense limitation changed from 1.79% to 1.89%.

(g) Effective May 1, 2009, the net expense limitation changed from 1.74% to 1.79%.

(h) Effective May 1, 2008, the net expense limitation changed from 1.69% to 1.74%.

See Notes to Financial Statements	125	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Emerging Markets Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$9.76		$21.31	$21.76	$12.40	$28.66	$23.18
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.07	(b)	0.15 (b)	0.12 (b)	0.07 (b)	0.34	0.12
Net realized and unrealized gain/(loss) on investments	0.43		(4.70)	3.45	9.48	(16.19)	9.03

Total from Investment Operations	0.50		(4.55)	3.57	9.55	(15.85)	9.15

LESS DISTRIBUTIONS:
From investment income	—		(0.65)	(0.34)	(0.19)	—	(0.13)
From capital gains	—		(6.35)	(3.68)	—	(0.41)	(3.55)

Total Distributions	—		(7.00)	(4.02)	(0.19)	(0.41)	(3.68)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	—	—	0.01

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.50		(11.55)	(0.45)	9.36	(16.26)	5.48

NET ASSET VALUE, END OF PERIOD	$10.26		$9.76	$21.31	$21.76	$12.40	$28.66

TOTAL RETURN	5.23	%(c)	(22.21)%	17.12%	76.94%	(55.19)%	39.00%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$5,330		$31,484	$157,970	$291,105	$49,529	$61,829
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	1.28	%(d)	0.76%	0.62%	0.36%	1.76%	0.51%
Operating expenses including reimbursement/waiver	1.41	%(d)(e)	1.39%	1.39%	1.38%	1.39%	1.39%
Operating expenses excluding reimbursement/waiver	2.07	%(d)	1.76%	1.59%	1.53%	1.77%	1.79%
PORTFOLIO TURNOVER RATE	64	%(c)	102%	129%	120%	214%	121%

(a) Prior to May 1, 2008, the Forward Emerging Markets Fund was known as the Forward Global Emerging Markets Fund.

(b) Per share amounts are based on average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective May 1, 2012, the net expense limitation changed from 1.39% to 1.49%.

June 30, 2012	126	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Emerging Markets Fund

	CLASS M
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	PERIOD ENDED DECEMBER 31, 2010(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.86		$21.34	$20.49
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.10	(b)	0.17 (b)	0.06
Net realized and unrealized gain/(loss) on investments	0.41		(4.67)	4.78

Total from Investment Operations	0.51		(4.50)	4.84

LESS DISTRIBUTIONS:
From investment income	—		(0.63)	(0.31)
From capital gains	—		(6.35)	(3.68)

Total Distributions	—		(6.98)	(3.99)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.51		(11.48)	0.85

NET ASSET VALUE, END OF PERIOD	$10.37		$9.86	$21.34

TOTAL RETURN	5.17	%(c)	(21.96)%	24.30	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$863		$180	$340
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	1.82	%(d)	0.86%	0.35	%(d)
Operating expenses including reimbursement/waiver	1.43	%(d)(e)	1.39%	1.39	%(d)
Operating expenses excluding reimbursement/waiver	2.22	%(d)	1.74%	1.64	%(d)
PORTFOLIO TURNOVER RATE	64	%(c)	102%	129	%(f)

(a) The Fund began offering Class M shares on February 1, 2010.

(b) Per share amounts are based on average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective May 1, 2012, the net expense limitation changed from 1.39% to 1.49%.

(f) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

See Notes to Financial Statements	127	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Endurance Long/Short Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2012(a) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.26)
Net realized and unrealized gain on investments	0.03

Total from Investment Operations	(0.23)

NET DECREASE IN NET ASSET VALUE	(0.23)

NET ASSET VALUE, END OF PERIOD	$24.77

TOTAL RETURN	(0.96	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$188
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment loss including reimbursement/waiver	(1.57	)%(d)
Operating expenses including reimbursement/waiver	2.34	%(d)
Operating expenses excluding reimbursement/waiver	5.14	%(d)
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment loss including reimbursement/waiver	(2.12	)%(d)
Operating expenses including reimbursement/waiver	2.89	%(d)
Operating expenses excluding reimbursement/waiver	5.69	%(d)
PORTFOLIO TURNOVER RATE	97	%(c)

(a) The Fund began offering Investor Class shares on January 3, 2012.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

June 30, 2012	128	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Endurance Long/Short Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2012(a) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.24)
Net realized and unrealized gain on investments	0.05

Total from Investment Operations	(0.19)

NET DECREASE IN NET ASSET VALUE	(0.19)

NET ASSET VALUE, END OF PERIOD	$24.81

TOTAL RETURN	(0.80	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$3,615
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment loss including reimbursement/waiver	(1.41	)%(d)
Operating expenses including reimbursement/waiver	1.99	%(d)
Operating expenses excluding reimbursement/waiver	3.83	%(d)
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment loss including reimbursement/waiver	(1.95	)%(d)
Operating expenses including reimbursement/waiver	2.54	%(d)
Operating expenses excluding reimbursement/waiver	4.38	%(d)
PORTFOLIO TURNOVER RATE	97	%(c)

(a) The Fund began offering Institutional Class shares on January 3, 2012.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

See Notes to Financial Statements	129	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Focus Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(a)		YEAR ENDED DECEMBER 31, 2009	PERIOD ENDED DECEMBER 31, 2008(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.10		$10.24	$10.10		$8.00	$8.92
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)	0.03	(c)	0.01 (c)	(0.09)		(0.10)	0.00	(d)
Net realized and unrealized gain/(loss) on investments	0.20		(0.10)	2.22		2.21	(0.67)

Total from Investment Operations	0.23		(0.09)	2.13		2.11	(0.67)

LESS DISTRIBUTIONS:
From capital gains	—		(1.05)	(1.99)		(0.01)	(0.25)

Total Distributions	—		(1.05)	(1.99)		(0.01)	(0.25)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.23		(1.14)	0.14		2.10	(0.92)

NET ASSET VALUE, END OF PERIOD	$9.33		$9.10	$10.24		$10.10	$8.00

TOTAL RETURN	2.53	%(e)	(0.95)%	21.80%		26.44%	(7.38	)%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$1,120		$1,108	$1,174		$1,145	$906
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss) including reimbursement/waiver	0.65	%(f)	0.05%	(0.80)%		(0.79)%	(0.30	)%(f)
Operating expenses including reimbursement/waiver	1.36	%(f)(g)	1.34%	1.64	%(h)	1.68%	1.69	%(f)
Operating expenses excluding reimbursement/waiver	1.85	%(f)	1.71%	2.45%		2.09%	2.56	%(f)
PORTFOLIO TURNOVER RATE	3	%(e)	32%	106%		22%	35	%(i)

(a) Prior to October 20, 2010, the Forward Focus Fund was known as the Forward Legato Fund.

(b) The Fund began offering Investor Class shares on October 21, 2008.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2012, the net expense limitation changed from 1.34% to 1.39%.

(h) Effective May 1, 2010, the net expense limitation changed from 1.69% to 1.71%. Effective November 1, 2010, the net expense limitation changed from 1.71% to 1.34%

(i) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.

June 30, 2012	130	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Focus Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(a)		YEAR ENDED DECEMBER 31, 2009	PERIOD ENDED DECEMBER 31, 2008(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.26		$10.36	$10.17		$8.02	$11.27
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)	0.05	(c)	0.04 (c)	(0.06)		(0.03)	0.01
Net realized and unrealized gain/(loss) on investments	0.20		(0.09)	2.24		2.19	(3.01)

Total from Investment Operations	0.25		(0.05)	2.18		2.16	(3.00)

LESS DISTRIBUTIONS:
From capital gains	—		(1.05)	(1.99)		(0.01)	(0.25)

Total Distributions	—		(1.05)	(1.99)		(0.01)	(0.25)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.25		(1.10)	0.19		2.15	(3.25)

NET ASSET VALUE, END OF PERIOD	$9.51		$9.26	$10.36		$10.17	$8.02

TOTAL RETURN	2.70	%(d)	(0.54)%	22.15%		27.00%	(26.52	)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$4,669		$4,869	$4,869		$3,686	$2,142
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss) including reimbursement/waiver	0.97	%(e)	0.40%	(0.42)%		(0.27)%	0.19	%(e)
Operating expenses including reimbursement/waiver	1.00	%(e)(f)	0.99%	1.27	%(g)	1.29%	1.29	%(e)
Operating expenses excluding reimbursement/waiver	1.50	%(e)	1.36%	2.15%		1.72%	1.81	%(e)
PORTFOLIO TURNOVER RATE	3	%(d)	32%	106%		22%	35	%(h)

(a) Prior to October 20, 2010, the Forward Focus Fund was known as the Forward Legato Fund.

(b) The Fund began offering Institutional Class shares on May 1, 2008.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2012, the net expense limitation changed from 0.99% to 1.04%.

(g) Effective May 1, 2010, the net expense limitation changed from 1.29% to 1.36%. Effective November 1, 2010, the net expense limitation changed from 1.36% to 0.99%.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.

See Notes to Financial Statements	131	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Focus Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011		YEAR ENDED DECEMBER 31, 2010(a)		YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$9.04		$10.19		$10.08		$7.99	$11.92		$12.19
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)	0.02	(b)	(0.02	)(b)	(0.12)		(0.02)	(0.11)		(0.10)
Net realized and unrealized gain/(loss) on investments	0.20		(0.08)		2.22		2.12	(3.57)		1.13

Total from Investment Operations	0.22		(0.10)		2.10		2.10	(3.68)		1.03

LESS DISTRIBUTIONS:
From capital gains	—		(1.05)		(1.99)		(0.01)	(0.25)		(1.30)

Total Distributions	—		(1.05)		(1.99)		(0.01)	(0.25)		(1.30)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.22		(1.15)		0.11		2.09	(3.93)		(0.27)

NET ASSET VALUE, END OF PERIOD	$9.26		$9.04		$10.19		$10.08	$7.99		$11.92

TOTAL RETURN(c)	2.43	%(d)	(1.04)%		21.55%		26.35%	(30.78)%		8.30%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$2,359		$2,297		$5,787		$7,450	$2,194		$7,294
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss) including reimbursement/waiver	0.50	%(e)	(0.19)%		(0.97)%		(0.84)%	(0.66)%		(0.73)%
Operating expenses including reimbursement/waiver	1.51	%(e)(f)	1.49%		1.79	%(g)	1.84%	1.77	%(h)	1.69	%(i)
Operating expenses excluding reimbursement/waiver	2.00	%(e)	2.01%		2.55%		2.22%	2.07%		1.96%
PORTFOLIO TURNOVER RATE	3	%(d)	32%		106%		22%	35%		33%

(a) Prior to October 20, 2010, the Forward Focus Fund was known as the Forward Legato Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2012, the net expense limitation changed from 1.49% to 1.54%.

(g) Effective May 1, 2010, the net expense limitation changed from 1.84% to 1.86%. Effective November 1, 2010, the net expense limitation changed from 1.86% to 1.49%.

(h) Effective May 1, 2008, the net expense limitation changed from 1.69% to 1.84%.

(i) Effective January 2, 2007, the net expense limitation changed from 1.79% to 1.69%.

June 30, 2012	132	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Credit Long/Short Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2011(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$24.16		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	1.00		0.89
Net realized and unrealized loss on investments	(0.50)		(0.92)

Total from Investment Operations	0.50		(0.03)

LESS DISTRIBUTIONS:
From investment income	—		(0.75)
From capital gains	—		(0.06)

Total Distributions	—		(0.81)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.50		(0.84)

NET ASSET VALUE, END OF PERIOD	$24.66		$24.16

TOTAL RETURN	2.07	%(c)	(0.12	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$1,359		$1,232
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	8.01	%(d)	14.43	%(d)
Operating expenses including reimbursement/waiver	2.39	%(d)	2.39	%(d)
Operating expenses excluding reimbursement/waiver	3.77	%(d)	4.85	%(d)
PORTFOLIO TURNOVER RATE	189	%(c)	80	%(c)

(a) The Fund began offering Investor Class shares on October 3, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

See Notes to Financial Statements	133	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Credit Long/Short Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2011(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$24.16		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	1.05		0.91
Net realized and unrealized loss on investments	(0.50)		(0.92)

Total from Investment Operations	0.55		(0.01)

LESS DISTRIBUTIONS:
From investment income	—		(0.77)
From capital gains	—		(0.06)

Total Distributions	—		(0.83)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.55		(0.84)

NET ASSET VALUE, END OF PERIOD	$24.71		$24.16

TOTAL RETURN	2.28	%(c)	(0.02	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$1,368		$1,242
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	8.38	%(d)	14.83	%(d)
Operating expenses including reimbursement/waiver	1.99	%(d)	1.99	%(d)
Operating expenses excluding reimbursement/waiver	3.36	%(d)	4.45	%(d)
PORTFOLIO TURNOVER RATE	189	%(c)	80	%(c)

(a) The Fund began offering Institutional Class shares on October 3, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

June 30, 2012	134	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Credit Long/Short Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2011(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$24.16		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.93		0.85
Net realized and unrealized loss on investments	(0.51)		(0.92)

Total from Investment Operations	0.42		(0.07)

LESS DISTRIBUTIONS:
From investment income	—		(0.71)
From capital gains	—		(0.06)

Total Distributions	—		(0.77)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.42		(0.84)

NET ASSET VALUE, END OF PERIOD	$24.58		$24.16

TOTAL RETURN(c)	1.74	%(d)	(0.27	)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$1,229		$1,208
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	7.42	%(e)	13.78	%(e)
Operating expenses including reimbursement/waiver	2.99	%(e)	2.99	%(e)
Operating expenses excluding reimbursement/waiver	4.36	%(e)	5.45	%(e)
PORTFOLIO TURNOVER RATE	189	%(d)	80	%(d)

(a) The Fund began offering Class C shares on October 3, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

See Notes to Financial Statements	135	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Credit Long/Short Fund

	CLASS M
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2011(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$24.16		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	1.05		0.91
Net realized and unrealized loss on investments	(0.50)		(0.92)

Total from Investment Operations	0.55		(0.01)

LESS DISTRIBUTIONS:
From investment income	—		(0.77)
From capital gains	—		(0.06)

Total Distributions	—		(0.83)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.55		(0.84)

NET ASSET VALUE, END OF PERIOD	$24.71		$24.16

TOTAL RETURN	2.28	%(c)	(0.02	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$1,235		$1,208
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	8.42	%(d)	14.78	%(d)
Operating expenses including reimbursement/waiver	1.99	%(d)	1.99	%(d)
Operating expenses excluding reimbursement/waiver	3.36	%(d)	4.45	%(d)
PORTFOLIO TURNOVER RATE	189	%(c)	80	%(c)

(a) The Fund began offering Class M shares on October 3, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

June 30, 2012	136	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Dividend Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(a)		YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$7.86		$9.49	$8.48		$8.63	$19.40		$18.23
INCOME/(LOSS) FROM OPERATIONS:(b)
Net investment income	0.32	(c)	0.47 (c)	0.20	(c)	0.27 (c)	0.66		0.14
Net realized and unrealized gain/(loss) on investments	0.11		(1.61)	1.32		2.82	(11.00)		2.32

Total from Investment Operations	0.43		(1.14)	1.52		3.09	(10.34)		2.46

LESS DISTRIBUTIONS:
From investment income	(0.11)		(0.49)	(0.51)		(3.24)	(0.12)		(0.13)
From capital gains	—		—	—		—	(0.31)		(1.18)

Total Distributions	(0.11)		(0.49)	(0.51)		(3.24)	(0.43)		(1.31)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—		—	—		0.02

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.32		(1.63)	1.01		(0.15)	(10.77)		1.17

NET ASSET VALUE, END OF PERIOD	$8.18		$7.86	$9.49		$8.48	$8.63		$19.40

TOTAL RETURN	5.51	%(d)	(12.45)%	17.97%		35.88%	(53.22)%		13.39%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$6,916		$3,170	$4,100		$4,954	$12,494		$59,726
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	7.65	%(e)	5.26%	2.31%		2.97%	2.32%		0.90%
Operating expenses including reimbursement/waiver	1.43	%(e)(f)	1.49%	1.51	%(g)	1.34%	1.30	%(h)	1.25	%(i)
Operating expenses excluding reimbursement/waiver	1.73	%(e)	2.81%	3.92%		1.81%	1.70%		1.48%
PORTFOLIO TURNOVER RATE	38	%(d)	93%	113%		73%	94%		63%

(a) Prior to May 1, 2010, the Forward International Dividend Fund was known as the Forward International Equity Fund.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2012, the net expense limitation changed from 1.49% to 1.34%.

(g) Effective May 1, 2010, the net expense limitation changed from 1.34% to 1.60%. Effective December 1, 2010, the net expense limitation changed from 1.60% to 1.49%.

(h) Effective May 1, 2008, the net expense limitation changed from 1.24% to 1.34%.

(i) Effective May 1, 2007, the net expense limitation changed from 1.29% to 1.24%.

See Notes to Financial Statements	137	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Dividend Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(a)		YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	PERIOD ENDED DECEMBER 31, 2007(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$6.70		$8.12	$7.23		$8.62	$19.41	$19.99
INCOME/(LOSS) FROM OPERATIONS:(c)
Net investment income	0.33	(d)	0.44 (d)	0.21	(d)	0.29 (d)	0.43	0.09
Net realized and unrealized gain/(loss) on investments	0.05		(1.37)	1.11		2.79	(10.76)	0.66

Total from Investment Operations	0.38		(0.93)	1.32		3.08	(10.33)	0.75

LESS DISTRIBUTIONS:
From investment income	(0.12)		(0.49)	(0.43)		(4.47)	(0.15)	(0.16)
From capital gains	—		—	—		—	(0.31)	(1.18)

Total Distributions	(0.12)		(0.49)	(0.43)		(4.47)	(0.46)	(1.34)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—		—	—	0.01

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.26		(1.42)	0.89		(1.39)	(10.79)	(0.58)

NET ASSET VALUE, END OF PERIOD	$6.96		$6.70	$8.12		$7.23	$8.62	$19.41

TOTAL RETURN	5.71	%(e)	(12.01)%	18.30%		35.84%	(53.12)%	3.59	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$42,120		$5,705	$1,721		$283	$13,036	$23,078
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	9.32	%(f)	5.88%	2.86%		3.12%	2.82%	0.95	%(f)
Operating expenses including reimbursement/waiver	1.06	%(f)(g)	1.14%	1.16	%(h)	0.99%	0.99%	0.99	%(f)
Operating expenses excluding reimbursement/waiver	1.34	%(f)	2.45%	3.54%		1.39%	1.42%	1.23	%(f)
PORTFOLIO TURNOVER RATE	38	%(e)	93%	113%		73%	94%	63	%(i)

(a) Prior to May 1, 2010, the Forward International Dividend Fund was known as the Forward International Equity Fund.

(b) The Fund began offering Institutional Class shares on May 1, 2007.

(c) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2012, the net expense limitation changed from 1.14% to 0.99%.

(h) Effective May 1, 2010, the net expense limitation changed from 0.99% to 1.25%. Effective December 1, 2010, the net expense limitation changed from 1.25% to 1.14%.

(i) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2007.

June 30, 2012	138	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Dividend Fund

	CLASS M
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2011(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$6.70		$8.56
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.33		0.25
Net realized and unrealized gain/(loss) on investments	0.05		(1.64)

Total from Investment Operations	0.38		(1.39)

LESS DISTRIBUTIONS:
From investment income	(0.12)		(0.47)

Total Distributions	(0.12)		(0.47)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.26		(1.86)

NET ASSET VALUE, END OF PERIOD	$6.96		$6.70

TOTAL RETURN	5.72	%(c)	(16.68	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$89		$22
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	9.36	%(d)	5.48	%(d)
Operating expenses including reimbursement/waiver	1.07	%(d)(e)	1.14	%(d)
Operating expenses excluding reimbursement/waiver	1.35	%(d)	2.50	%(d)
PORTFOLIO TURNOVER RATE	38	%(c)	93	%(f)

(a) The Fund began offering Class M Shares on May 2, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective May 1, 2012, the net expense limitation changed from 1.14% to 0.99%.

(f) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

See Notes to Financial Statements	139	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Small Companies Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$11.57		$14.54	$12.15	$9.51	$18.04		$18.96
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.07	(a)	0.09 (a)	0.10	0.12	0.15		0.11
Net realized and unrealized gain/(loss) on investments	0.56		(2.93)	2.41	2.63	(8.56)		0.64

Total from Investment Operations	0.63		(2.84)	2.51	2.75	(8.41)		0.75

LESS DISTRIBUTIONS:
From investment income	—		(0.13)	(0.12)	(0.11)	(0.12)		(0.08)
From capital gains	—		—	—	—	—		(1.60)

Total Distributions	—		(0.13)	(0.12)	(0.11)	(0.12)		(1.68)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	—	—		0.01

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.63		(2.97)	2.39	2.64	(8.53)		(0.92)

NET ASSET VALUE, END OF PERIOD	$12.20		$11.57	$14.54	$12.15	$9.51		$18.04

TOTAL RETURN	5.44	%(b)	(19.49)%	20.69%	28.89%	(46.60)%		3.82%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$38,453		$51,814	$95,936	$101,110	$108,661		$274,585
RATIOS TO AVERAGE NET ASSETS:
Net Investment income including reimbursement/waiver/repayment of previously waived fees	1.14	%(c)	0.65%	0.60%	0.72%	0.91%		0.54%
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.68	%(c)(d)	1.62%	1.64%	1.62%	1.58	%(e)	1.60	%(f)
Operating expenses excluding reimbursement/waiver	n/a		n/a	n/a	n/a	1.61%		1.62%
PORTFOLIO TURNOVER RATE	54	%(b)	79%	82%	114%	95%		79%

(a) Per share amounts are based upon average shares outstanding.

(b) Not Annualized.

(c) Annualized.

(d) Affiliated management fee waiver represents less than 0.005%.

(e) Effective February 1, 2008, the Advisor had not agreed to limit the expenses.

(f) Effective January 2, 2007, the net expense limitation changed from 1.56% to 1.60%.

June 30, 2012	140	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Small Companies Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$11.57		$14.55	$12.16	$9.52	$18.10		$19.02
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.09	(a)	0.13 (a)	0.12	0.12	0.18		0.14
Net realized and unrealized gain/(loss) on investments	0.55		(2.92)	2.44	2.68	(8.58)		0.68

Total from Investment Operations	0.64		(2.79)	2.56	2.80	(8.40)		0.82

LESS DISTRIBUTIONS:
From investment income	—		(0.19)	(0.17)	(0.16)	(0.18)		(0.15)
From capital gains	—		—	—	—	—		(1.60)

Total Distributions	—		(0.19)	(0.17)	(0.16)	(0.18)		(1.75)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	—	—		0.01

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.64		(2.98)	2.39	2.64	(8.58)		(0.92)

NET ASSET VALUE, END OF PERIOD	$12.21		$11.57	$14.55	$12.16	$9.52		$18.10

TOTAL RETURN	5.62	%(b)	(19.18)%	21.10%	29.37%	(46.42)%		4.18%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$218,566		$280,888	$436,307	$431,875	$329,966		$626,083
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver/repayment of previously waived fees	1.49	%(c)	0.94%	0.94%	1.10%	1.26%		0.84%
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.33	%(c)(d)	1.27%	1.27%	1.25%	1.23	%(e)	1.25	%(f)
Operating expenses excluding reimbursement/waiver	n/a		n/a	n/a	n/a	1.26%		1.28%
PORTFOLIO TURNOVER RATE	54	%(b)	79%	82%	114%	95%		79%

(a) Per share amounts are based upon average shares outstanding.

(b) Not Annualized.

(c) Annualized.

(d) Affiliated management fee waiver represents less than 0.005%.

(e) Effective February 1, 2008, the Advisor had not agreed to limit the expenses.

(f) Effective January 2, 2007, the net expense limitation changed from 1.26% to 1.25%.

See Notes to Financial Statements	141	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Small Companies Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$11.59		$14.55	$12.16	$9.51	$18.04		$18.95
INCOME/(LOSS) FROM OPERATIONS:(a)
Net investment income	0.06	(b)	0.07 (b)	0.12	0.08	0.18		0.03
Net realized and unrealized gain/(loss) on investments	0.56		(2.92)	2.37	2.66	(8.59)		0.76

Total from Investment Operations	0.62		(2.85)	2.49	2.74	(8.41)		0.79

LESS DISTRIBUTIONS:
From investment income	—		(0.11)	(0.10)	(0.09)	(0.12)		(0.11)
From capital gains	—		—	—	—	—		(1.60)

Total Distributions	—		(0.11)	(0.10)	(0.09)	(0.12)		(1.71)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	—	—		0.01

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.62		(2.96)	2.39	2.65	(8.53)		(0.91)

NET ASSET VALUE, END OF PERIOD	$12.21		$11.59	$14.55	$12.16	$9.51		$18.04

TOTAL RETURN(c)	5.35	%(d)	(19.58)%	20.44%	28.80%	(46.64)%		4.03%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$814		$1,007	$1,290	$1,247	$2,010		$5,632
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver/repayment of previously waived fees	1.00	%(e)	0.51%	0.51%	0.77%	0.91%		0.52%
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.83	%(e)(f)	1.78%	1.79%	1.72%	1.61	%(g)	1.52	%(h)
Operating expenses excluding reimbursement/waiver	n/a		n/a	n/a	n/a	1.63%		1.53%
PORTFOLIO TURNOVER RATE	54	%(d)	79%	82%	114%	95%		79%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Affiliated management fee waiver represents less than 0.005%.

(g) Effective February 1, 2008, the Advisor had not agreed to limit the expenses.

(h) Effective January 2, 2007, the net expense limitation changed from 1.56% to 1.60%.

June 30, 2012	142	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Small Companies Fund

	CLASS M
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	PERIOD ENDED DECEMBER 31, 2010(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.57		$14.55	$12.04
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.15	(b)	0.15 (b)	0.13
Net realized and unrealized gain/(loss) on investments	0.50		(2.94)	2.55

Total from Investment Operations	0.65		(2.79)	2.68

LESS DISTRIBUTIONS:
From investment income	—		(0.19)	(0.17)

Total Distributions	—		(0.19)	(0.17)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.65		(2.98)	2.51

NET ASSET VALUE, END OF PERIOD	$12.22		$11.57	$14.55

TOTAL RETURN	5.62	%(c)	(19.18)%	22.30	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$9,277		$59	$72
RATIOS TO AVERAGE NET ASSETS:
Net investment income	2.42	%(d)	1.09%	1.19	%(d)
Operating expenses	1.36	%(d)(e)	1.27%	1.29	%(d)
PORTFOLIO TURNOVER RATE	54	%(c)	79%	82	%(f)

(a) The Fund began offering Class M shares on February 1, 2010.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Affiliated management fee waiver represents less than 0.005%.

(f) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

See Notes to Financial Statements	143	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Large Cap Dividend Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2011(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.37		$11.35
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.25		0.19
Net realized and unrealized gain/(loss) on investments	0.28		(0.75)

Total from Investment Operations	0.53		(0.56)

LESS DISTRIBUTIONS:
From investment income	(0.11)		(0.42)

Total Distributions	(0.11)		(0.42)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.42		(0.98)

NET ASSET VALUE, END OF PERIOD	$10.79		$10.37

TOTAL RETURN	5.18	%(c)	(4.98	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$117		$63
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	4.57	%(d)	2.67	%(d)
Operating expenses including reimbursement/waiver	1.30	%(d)(e)	1.34	%(d)
Operating expenses excluding reimbursement/waiver	1.82	%(d)	1.95	%(d)
PORTFOLIO TURNOVER RATE	19	%(c)	101	%(f)

(a) The Fund began offering Investor Class shares on May 2, 2011. Prior to November 1, 2011, the Forward Large Cap Dividend Fund was known as the Forward Large Cap Equity Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective May 1, 2012, the net expense limitation changed from 1.34% to 1.24%.

(f) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

June 30, 2012	144	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Large Cap Dividend Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011(a)	YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	PERIOD ENDED DECEMBER 31, 2007(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.24		$10.21	$9.04	$7.44	$11.66	$10.53
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.26	(c)	0.35 (c)	0.11 (c)	0.30	0.08	0.09
Net realized and unrealized gain/(loss) on investments	0.28		0.13	1.15	1.51	(4.22)	1.12

Total from Investment Operations	0.54		0.48	1.26	1.81	(4.14)	1.21

LESS DISTRIBUTIONS:
From investment income	(0.13)		(0.45)	(0.09)	(0.21)	(0.08)	(0.09)

Total Distributions	(0.13)		(0.45)	(0.09)	(0.21)	(0.08)	(0.09)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	—	—	0.01

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.41		0.03	1.17	1.60	(4.22)	1.13

NET ASSET VALUE, END OF PERIOD	$10.65		$10.24	$10.21	$9.04	$7.44	$11.66

TOTAL RETURN	5.35	%(d)	4.64%	13.98%	24.34%	(35.48)%	11.59	%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$4,405		$4,895	$2,898	$990	$5,016	$6,683
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	4.79	%(e)	3.33%	1.22%	1.14%	0.91%	0.95	%(e)
Operating expenses including reimbursement/waiver	0.96	%(e)(f)	0.99%	0.99%	0.99%	0.99%	0.99	%(e)
Operating expenses excluding reimbursement/waiver	1.48	%(e)	1.40%	1.35%	1.67%	1.29%	1.52	%(e)
PORTFOLIO TURNOVER RATE	19	%(d)	101%	73%	182%	89%	75	%(g)

(a) Prior to November 1, 2011, the Forward Large Cap Dividend Fund was known as the Forward Large Cap Equity Fund.

(b) The Fund began offering Institutional Class shares on January 31, 2007.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2012, the net expense limitation changed from 0.99% to 0.89%.

(g) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2007.

See Notes to Financial Statements	145	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Large Cap Dividend Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011(a)	YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$10.38		$10.34	$9.17	$7.45	$11.65		$10.40
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.24	(b)	0.30 (b)	0.07	0.04	0.04		0.06
Net realized and unrealized gain/(loss) on investments	0.29		0.12	1.16	1.73	(4.20)		1.24

Total from Investment Operations	0.53		0.42	1.23	1.77	(4.16)		1.30

LESS DISTRIBUTIONS:
From investment income	(0.11)		(0.38)	(0.06)	(0.05)	(0.04)		(0.06)

Total Distributions	(0.11)		(0.38)	(0.06)	(0.05)	(0.04)		(0.06)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	—	—		0.01

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.42		0.04	1.17	1.72	(4.20)		1.25

NET ASSET VALUE, END OF PERIOD	$10.80		$10.38	$10.34	$9.17	$7.45		$11.65

TOTAL RETURN(c)	5.10	%(d)	4.09%	13.45%	23.78%	(35.70)%		12.58%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$10,004		$9,369	$15,266	$13,761	$8,102		$12,291
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	4.37	%(e)	2.83%	0.75%	0.64%	0.44%		0.52%
Operating expenses including reimbursement/waiver	1.46	%(e)(f)	1.49%	1.49%	1.49%	1.44	%(g)	1.34	%(h)
Operating expenses excluding reimbursement/waiver	1.97	%(e)	1.87%	1.85%	2.01%	1.73%		1.87%
PORTFOLIO TURNOVER RATE	19	%(d)	101%	73%	182%	89%		75%

(a) Prior to November 1, 2011, the Forward Large Cap Dividend Fund was known as the Forward Large Cap Equity Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2012, the net expense limitation changed from 1.49% to 1.39%.

(g) Effective May 1, 2008, the net expense limitation changed from 1.34% to 1.49%.

(h) Effective January 2, 2007, the net expense limitation changed from 1.35% to 1.34%.

June 30, 2012	146	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select EM Dividend Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2011(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$19.50		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.81		0.58
Net realized and unrealized gain/(loss) on investments	1.25		(5.52)

Total from Investment Operations	2.06		(4.94)

LESS DISTRIBUTIONS:
From investment income	(0.43)		(0.56)
Tax return of capital	—		(0.00	)(c)

Total Distributions	(0.43)		(0.56)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.63		(5.50)

NET ASSET VALUE, END OF PERIOD	$21.13		$19.50

TOTAL RETURN	10.66	%(d)	(19.87	)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$1,166		$1,026
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income including reimbursement/waiver	7.64	%(e)	4.12	%(e)
Operating expenses including reimbursement/waiver	1.79	%(e)	1.79	%(e)
Operating expenses excluding reimbursement/waiver	2.87	%(e)	2.96	%(e)
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income including reimbursement/waiver	7.56	%(e)	n/a
Operating expenses including reimbursement/waiver	1.86	%(e)	n/a
Operating expenses excluding reimbursement/waiver	2.94	%(e)	n/a
PORTFOLIO TURNOVER RATE	48	%(d)	147	%(d)

(a) The Fund began offering Investor Class shares on May 2, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) Not Annualized.

(e) Annualized.

See Notes to Financial Statements	147	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select EM Dividend Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2011(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$19.48		$24.37
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.79		0.76
Net realized and unrealized gain/(loss) on investments	1.35		(5.03)

Total from Investment Operations	2.14		(4.27)

LESS DISTRIBUTIONS:
From investment income	(0.48)		(0.62)
Tax return of capital	—		(0.00	)(c)

Total Distributions	(0.48)		(0.62)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.66		(4.89)

NET ASSET VALUE, END OF PERIOD	$21.14		$19.48

TOTAL RETURN	11.02	%(d)	(17.60	)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$3,588		$4,244
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income including reimbursement/waiver	7.41	%(e)	5.23	%(e)
Operating expenses including reimbursement/waiver	1.39	%(e)	1.39	%(e)
Operating expenses excluding reimbursement/waiver	2.43	%(e)	2.19	%(e)
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income including reimbursement/waiver	7.33	%(e)	n/a
Operating expenses including reimbursement/waiver	1.46	%(e)	n/a
Operating expenses excluding reimbursement/waiver	2.50	%(e)	n/a
PORTFOLIO TURNOVER RATE	48	%(d)	147	%(f)

(a) The Fund began offering Institutional Class shares on May 3, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) Not Annualized.

(e) Annualized.

(f) Portfolio turnover rate is calculated at the Fund level and represents the period of May 2, 2011 (inception) through December 31, 2011.

June 30, 2012	148	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select EM Dividend Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2011(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$19.49		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.73		0.53
Net realized and unrealized gain/(loss) on investments	1.30		(5.57)

Total from Investment Operations	2.03		(5.04)

LESS DISTRIBUTIONS:
From investment income	(0.37)		(0.47)
Tax return of capital	—		(0.00	)(c)

Total Distributions	(0.37)		(0.47)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.66		(5.51)

NET ASSET VALUE, END OF PERIOD	$21.15		$19.49

TOTAL RETURN(d)	10.45	%(e)	(20.20	)%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$587		$526
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income including reimbursement/waiver	6.90	%(f)	3.72	%(f)
Operating expenses including reimbursement/waiver	2.39	%(f)	2.39	%(f)
Operating expenses excluding reimbursement/waiver	3.48	%(f)	3.42	%(f)
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income including reimbursement/waiver	6.82	%(f)	n/a
Operating expenses including reimbursement/waiver	2.46	%(f)	n/a
Operating expenses excluding reimbursement/waiver	3.56	%(f)	n/a
PORTFOLIO TURNOVER RATE	48	%(e)	147	%(e)

(a) The Fund began offering Class C shares on May 2, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

See Notes to Financial Statements	149	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select EM Dividend Fund

	CLASS M
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2011(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$19.48		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.86		0.66
Net realized and unrealized gain/(loss) on investments	1.27		(5.56)

Total from Investment Operations	2.13		(4.90)

LESS DISTRIBUTIONS:
From investment income	(0.47)		(0.62)
Tax return of capital	—		(0.00	)(c)

Total Distributions	(0.47)		(0.62)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.66		(5.52)

NET ASSET VALUE, END OF PERIOD	$21.14		$19.48

TOTAL RETURN	10.98	%(d)	(19.66	)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$825		$610
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income including reimbursement/waiver	8.15	%(e)	4.60	%(e)
Operating expenses including reimbursement/waiver	1.39	%(e)	1.39	%(e)
Operating expenses excluding reimbursement/waiver	2.52	%(e)	2.47	%(e)
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income including reimbursement/waiver	8.07	%(e)	n/a
Operating expenses including reimbursement/waiver	1.46	%(e)	n/a
Operating expenses excluding reimbursement/waiver	2.59	%(e)	n/a
PORTFOLIO TURNOVER RATE	48	%(d)	147	%(d)

(a) The Fund began offering Class M Shares on May 2, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) Not Annualized.

(e) Annualized.

June 30, 2012	150	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Small Cap Equity Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$14.40		$16.71		$14.45	$11.98	$19.71	$20.47
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.07	)(b)	(0.14	)(b)	(0.41)	(0.17)	(0.11)	(0.22)
Net realized and unrealized gain/(loss) on investments	0.86		(2.17)		2.67	2.64	(7.58)	1.76

Total from Investment Operations	0.79		(2.31)		2.26	2.47	(7.69)	1.54

LESS DISTRIBUTIONS:
From investment income	—		—		—	—	(0.04)	—
From capital gains	—		—		—	—	—	(2.30)

Total Distributions	—		—		—	—	(0.04)	(2.30)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—		—	—	—	0.00	(c)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.79		(2.31)		2.26	2.47	(7.73)	(0.76)

NET ASSET VALUE, END OF PERIOD	$15.19		$14.40		$16.71	$14.45	$11.98	$19.71

TOTAL RETURN	5.49	%(d)	(13.82)%		15.64%	20.62%	(39.02)%	7.36%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$25,936		$29,976		$110,293	$194,146	$202,874	$386,404
RATIOS TO AVERAGE NET ASSETS:
Net Investment loss including reimbursement/waiver/repayment of previously waived fees	(0.86	)%(e)	(0.88)%		(1.13)%	(1.05)%	(0.60)%	(1.05)%
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.32	%(e)(f)(g)	1.34	%(h)	1.69%	1.70%	1.65%	1.71	%(i)
Operating expenses excluding reimbursement/waiver	1.75	%(e)	1.60%		n/a	n/a	n/a	n/a
PORTFOLIO TURNOVER RATE	65	%(d)	234%		162%	203%	313%	232%

(a) Prior to May 1, 2008, the Forward Small Cap Equity Fund was known as the Forward Hoover Small Cap Equity Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2012, the net expense limitation changed from 1.29% to 1.39%.

(g) Affiliated management fee waiver represents less than 0.005%.

(h) Effective February 1, 2011, the Advisor agreed to limit expense at 1.29%.

(i) Effective January 2, 2007, the Advisor had not agreed to limit the expenses.

See Notes to Financial Statements	151	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Small Cap Equity Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008 (a)	YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$15.07		$17.37		$14.98	$12.37	$20.27	$20.93
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.05	)(b)	(0.11	)(b)	(0.11)	(0.12)	(0.07)	(0.16)
Net realized and unrealized gain/(loss) on investments	0.90		(2.19)		2.50	2.73	(7.79)	1.80

Total from Investment Operations	0.85		(2.30)		2.39	2.61	(7.86)	1.64

LESS DISTRIBUTIONS:
From investment income	—		—		—	—	(0.04)	—
From capital gains	—		—		—	—	—	(2.30)

Total Distributions	—		—		—	—	(0.04)	(2.30)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—		—	—	—	0.00	(c)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.85		(2.30)		2.39	2.61	(7.90)	(0.66)

NET ASSET VALUE, END OF PERIOD	$15.92		$15.07		$17.37	$14.98	$12.37	$20.27

TOTAL RETURN	5.64	%(d)	(13.24)%		15.96%	21.10%	(38.78)%	7.67%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$10,798		$17,812		$229,643	$221,890	$141,442	$178,787
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver/repayment of previously waived fees	(0.57	)%(e)	(0.62)%		(0.82)%	(0.72)%	(0.25)%	(0.70)%
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.01	%(e)(f)(g)	1.03	%(h)	1.38%	1.36%	1.30%	1.37	%(i)
Operating expenses excluding reimbursement/waiver	1.44	%(e)	1.32%		n/a	n/a	n/a	n/a
PORTFOLIO TURNOVER RATE	65	%(d)	234%		162%	203%	313%	232%

(a) Prior to May 1, 2008, the Forward Small Cap Equity Fund was known as the Forward Hoover Small Cap Equity Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2012, the net expense limitation changed from 0.99% to 1.09%.

(g) Affiliated management fee waiver represents less than 0.005%.

(h) Effective February 1, 2011, the Advisor agreed to limit expense at 0.99%.

(i) Effective January 2, 2007, the Advisor had not agreed to limit the expenses.

June 30, 2012	152	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Small Cap Equity Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$14.42		$16.74		$14.49	$12.01	$19.75	$20.49
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.07	)(b)	(0.15	) (b)	(0.44)	(0.65)	(0.22)	(0.28)
Net realized and unrealized gain/(loss) on investments	0.87		(2.17)		2.69	3.13	(7.48)	1.84

Total from Investment Operations	0.80		(2.32)		2.25	2.48	(7.70)	1.56

LESS DISTRIBUTIONS:
From investment income	—		—		—	—	(0.04)	—
From capital gains	—		—		—	—	—	(2.30)

Total Distributions	—		—		—	—	(0.04)	(2.30)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—		—	—	—	0.00	(c)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.80		(2.32)		2.25	2.48	(7.74)	(0.74)

NET ASSET VALUE, END OF PERIOD	$15.22		$14.42		$16.74	$14.49	$12.01	$19.75

TOTAL RETURN(d)	5.48	%(e)	(13.86)%		15.53%	20.65%	(38.99)%	7.45%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$590		$765		$2,113	$2,289	$4,637	$10,934
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver/repayment of previously waived fees	(0.92	)%(f)	(0.91)%		(1.18)%	(1.02)%	(0.60)%	(0.96)%
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.37	%(f)(g)(h)	1.38	%(i)	1.75%	1.70%	1.61%	1.62	%(j)
Operating expenses excluding reimbursement/waiver	1.80	%(f)	1.61%		n/a	n/a	n/a	n/a
PORTFOLIO TURNOVER RATE	65	%(e)	234%		162%	203%	313%	232%

(a) Prior to May 1, 2008, the Forward Small Cap Equity Fund was known as the Forward Hoover Small Cap Equity Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2012, the net expense limitation changed from 1.34% to 1.44%.

(h) Affiliated management fee waiver represents less than 0.005%.

(i) Effective February 1, 2011, the Advisor agreed to limit expense at 1.34%.

(j) Effective January 2, 2007, the Advisor had not agreed to limit the expenses.

See Notes to Financial Statements	153	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Small Cap Equity Fund

	CLASS M
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011		PERIOD ENDED DECEMBER 31, 2010(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$15.01		$17.37		$14.30
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.04	)(b)	(0.09	)(b)	(0.07)
Net realized and unrealized gain/(loss) on investments	0.89		(2.27)		3.14

Total from Investment Operations	0.85		(2.36)		3.07

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.85		(2.36)		3.07

NET ASSET VALUE, END OF PERIOD	$15.86		$15.01		$17.37

TOTAL RETURN	5.66	%(c)	(13.59)%		21.47	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$2,952		$154		$103
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(0.47	)%(d)	(0.57)%		(0.80	)%(d)
Operating expenses including reimbursement/waiver	1.03	%(d)(e)(f)	1.03	%(g)	1.41	%(d)
Operating expenses excluding reimbursement/waiver	1.53	%(d)	1.15%		n/a
PORTFOLIO TURNOVER RATE	65	%(c)	234%		162	%(h)

(a) The Fund began offering Class M shares on February 1, 2010.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective May 1, 2012, the net expense limitation changed from 0.99% to 1.09%.

(f) Affiliated management fee waiver represents less than 0.005%.

(g) Effective February 1, 2011, the Advisor agreed to limit expense at 0.99%.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

June 30, 2012	154	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Tactical Enhanced Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$24.04		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.29)		(0.66)
Net realized and unrealized gain/(loss) on investments	1.68		(0.25)

Total from Investment Operations	1.39		(0.91)

LESS DISTRIBUTIONS:
From capital gains	—		(0.05)

Total Distributions	—		(0.05)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.39		(0.96)

NET ASSET VALUE, END OF PERIOD	$25.43		$24.04

TOTAL RETURN	5.78	%(c)	(3.65)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$15,339		$12,098
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(2.31	)%(d)	(2.69)%
Operating expenses including reimbursement/waiver	2.34	%(d)	2.71	%(e)
Operating expenses excluding reimbursement/waiver	2.52	%(d)	2.91%
PORTFOLIO TURNOVER RATE	0	%(c)	0%

(a) The Fund began offering Investor Class shares on January 3, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective October 1, 2011, the net expense limitation changed from 2.84% to 2.34%.

See Notes to Financial Statements	155	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Tactical Enhanced Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$24.12		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.25)		(0.57)
Net realized and unrealized gain/(loss) on investments	1.70		(0.26)

Total from Investment Operations	1.45		(0.83)

LESS DISTRIBUTIONS:
From capital gains	—		(0.05)

Total Distributions	—		(0.05)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.45		(0.88)

NET ASSET VALUE, END OF PERIOD	$25.57		$24.12

TOTAL RETURN	5.97	%(c)	(3.29)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$12,583		$11,816
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(1.96	)%(d)	(2.33)%
Operating expenses including reimbursement/waiver	1.99	%(d)	2.36	%(e)
Operating expenses excluding reimbursement/waiver	2.17	%(d)	2.71%
PORTFOLIO TURNOVER RATE	0	%(c)	0%

(a) The Fund began offering Institutional Class shares on January 3, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective October 1, 2011, the net expense limitation changed from 2.49% to 1.99%.

June 30, 2012	156	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Tactical Enhanced Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$23.98		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.31)		(0.69)
Net realized and unrealized gain/(loss) on investments	1.69		(0.28)

Total from Investment Operations	1.38		(0.97)

LESS DISTRIBUTIONS:
From capital gains	—		(0.05)

Total Distributions	—		(0.05)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.38		(1.02)

NET ASSET VALUE, END OF PERIOD	$25.36		$23.98

TOTAL RETURN(c)	5.75	%(d)	(3.90)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$3,438		$2,578
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(2.46	)%(e)	(2.83)%
Operating expenses including reimbursement/waiver	2.49	%(e)	2.86	%(f)
Operating expenses excluding reimbursement/waiver	2.67	%(e)	3.10%
PORTFOLIO TURNOVER RATE	0	%(d)	0%

(a) The Fund began offering Class A shares on January 3, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Effective October 1, 2011, the net expense limitation changed from 2.99% to 2.49%.

See Notes to Financial Statements	157	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Tactical Enhanced Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$23.88		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.37)		(0.81)
Net realized and unrealized gain/(loss) on investments	1.68		(0.26)

Total from Investment Operations	1.31		(1.07)

LESS DISTRIBUTIONS:
From capital gains	—		(0.05)

Total Distributions	—		(0.05)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.31		(1.12)

NET ASSET VALUE, END OF PERIOD	$25.19		$23.88

TOTAL RETURN(c)	5.49	%(d)	(4.29)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	2,864		$2,163
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(2.91	)%(e)	(3.29)%
Operating expenses including reimbursement/waiver	2.94	%(e)	3.31	%(f)
Operating expenses excluding reimbursement/waiver	3.12	%(e)	3.53%
PORTFOLIO TURNOVER RATE	0	%(d)	0%

(a) The Fund began offering Class C shares on January 3, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Effective October 1, 2011, the net expense limitation changed from 3.44% to 2.94%.

June 30, 2012	158	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Tactical Enhanced Fund

	CLASS M
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2011(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$24.12		$25.56
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.25)		(0.40)
Net realized and unrealized gain/(loss) on investments	1.70		(0.99)

Total from Investment Operations	1.45		(1.39)

LESS DISTRIBUTIONS:
From capital gains	—		(0.05)

Total Distributions	—		(0.05)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.45		(1.44)

NET ASSET VALUE, END OF PERIOD	$25.57		$24.12

TOTAL RETURN	5.97	%(c)	(5.41	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$71		$84
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(1.96	)%(d)	(2.28	)%(d)
Operating expenses including reimbursement/waiver	1.99	%(d)	2.31	%(d)(e)
Operating expenses excluding reimbursement/waiver	2.12	%(d)	2.38	%(d)
PORTFOLIO TURNOVER RATE	0	%(c)	0	%(f)

(a) The Fund began offering Class M shares on April 15, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective October 1, 2011, the net expense limitation changed from 2.49% to 1.99%.

(f) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

See Notes to Financial Statements	159	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Tactical Growth Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011		YEAR ENDED DECEMBER 31, 2010	PERIOD ENDED DECEMBER 31, 2009(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$24.73		$26.26		$25.69	$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.21	)(b)	(0.38	)(b)	(0.24)	(0.05)
Net realized and unrealized gain/(loss) on investments	1.21		(1.02)		0.81	0.74

Total from Investment Operations	1.00		(1.40)		0.57	0.69

LESS DISTRIBUTIONS:
From capital gains	—		(0.13)		—	—

Total Distributions	—		(0.13)		—	—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.00		(1.53)		0.57	0.69

NET ASSET VALUE, END OF PERIOD	$25.73		$24.73		$26.26	$25.69

TOTAL RETURN	4.09	%(c)	(5.36)%		2.22%	2.76	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$216,996		$251,617		$313,875	$133,848
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(1.61	)%(d)	(1.44)%		(1.05)%	(1.28	)%(d)
Operating expenses including reimbursement/waiver	1.75	%(d)	1.80	%(e)	1.80%	1.82	%(d)
Operating expenses excluding reimbursement/waiver	n/a		1.80%		1.80%	1.82	%(d)
PORTFOLIO TURNOVER RATE	151	%(c)	387%		762%	758	%(c)

(a) The Fund began offering Investor Class shares on September 14, 2009.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective May 1, 2011, the Advisor had not agreed to limit the expenses.

June 30, 2012	160	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Tactical Growth Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011		YEAR ENDED DECEMBER 31, 2010	PERIOD ENDED DECEMBER 31, 2009(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$24.91		$26.37		$25.71	$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.16	)(b)	(0.30	)(b)	(0.17)	(0.01)
Net realized and unrealized gain/(loss) on investments	1.22		(1.03)		0.83	0.72

Total from Investment Operations	1.06		(1.33)		0.66	0.71

LESS DISTRIBUTIONS:
From capital gains	—		(0.13)		—	—

Total Distributions	—		(0.13)		—	—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.06		(1.46)		0.66	0.71

NET ASSET VALUE, END OF PERIOD	$25.97		$24.91		$26.37	$25.71

TOTAL RETURN	4.26	%(c)	(5.04)%		2.57%	2.84	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$66,265		$70,110		$151,485	$64,399
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(1.26	)%(d)	(1.14)%		(0.70)%	(0.36	)%(d)
Operating expenses including reimbursement/waiver	1.41	%(d)	1.45	%(e)	1.44%	1.50	%(d)
Operating expenses excluding reimbursement/waiver	n/a		1.45%		1.44%	1.53	%(d)
PORTFOLIO TURNOVER RATE	151	%(c)	387%		762%	758	%(c)

(a) The Fund began offering Institutional Class shares on September 14, 2009.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective May 1, 2011, the Advisor had not agreed to limit the expenses.

See Notes to Financial Statements	161	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Tactical Growth Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011		PERIOD ENDED DECEMBER 31, 2010(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$24.62		$26.19		$26.19
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.23	)(b)	(0.41	)(b)	(0.10)
Net realized and unrealized gain/(loss) on investments	1.22		(1.03)		0.10

Total from Investment Operations	0.99		(1.44)		0.00

LESS DISTRIBUTIONS:
From capital gains	—		(0.13)		—

Total Distributions	—		(0.13)		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.99		(1.57)		0.00

NET ASSET VALUE, END OF PERIOD	$25.61		$24.62		$26.19

TOTAL RETURN(c)	4.02	%(d)	(5.49)%		0.00	%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$147,337		$161,901		$74,910
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(1.76	)%(e)	(1.58)%		(0.99	)%(e)
Operating expenses including reimbursement/waiver	1.90	%(e)	1.94	%(f)	2.00	%(e)
Operating expenses excluding reimbursement/waiver	n/a		1.94%		2.00	%(e)
PORTFOLIO TURNOVER RATE	151	%(d)	387%		762	%(g)

(a) The Fund began offering Class A shares on March 12, 2010.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2011, the Advisor had not agreed to limit the expenses.

(g) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

June 30, 2012	162	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Tactical Growth Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011		YEAR ENDED DECEMBER 31, 2010	PERIOD ENDED DECEMBER 31, 2009(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$24.39		$26.06		$25.65	$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.28	)(b)	(0.53	)(b)	(0.22)	(0.06)
Net realized and unrealized gain/(loss) on investments	1.19		(1.01)		0.63	0.71

Total from Investment Operations	0.91		(1.54)		0.41	0.65

LESS DISTRIBUTIONS:
From capital gains	—		(0.13)		—	—

Total Distributions	—		(0.13)		—	—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.91		(1.67)		0.41	0.65

NET ASSET VALUE, END OF PERIOD	$25.30		$24.39		$26.06	$25.65

TOTAL RETURN(c)	3.73	%(d)	(5.90)%		1.60%	2.60	%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$136,315		$139,604		$119,659	$23,250
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(2.21	)%(e)	(2.04)%		(1.57)%	(1.71	)%(e)
Operating expenses including reimbursement/waiver	2.35	%(e)	2.39	%(f)	2.41%	2.43	%(e)
Operating expenses excluding reimbursement/waiver	n/a		2.39%		2.41%	2.44	%(e)
PORTFOLIO TURNOVER RATE	151	%(d)	387%		762%	758	%(d)

(a) The Fund began offering Class C shares on September 14, 2009.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2011, the Advisor had not agreed to limit the expenses.

See Notes to Financial Statements	163	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Tactical Growth Fund

	CLASS M
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011		PERIOD ENDED DECEMBER 31, 2010(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$24.92		$26.37		$25.58
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss	(0.16	)(b)	(0.28	)(b)	(0.07)
Net realized and unrealized gain/(loss) on investments	1.22		(1.04)		0.86

Total from Investment Operations	1.06		(1.32)		0.79

LESS DISTRIBUTIONS:
From capital gains	—		(0.13)		—

Total Distributions	—		(0.13)		—

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.06		(1.45)		0.79

NET ASSET VALUE, END OF PERIOD	$25.98		$24.92		$26.37

TOTAL RETURN	4.25	%(c)	(5.00)%		3.09	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$477,691		$288,948		$197,655
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(1.27	)%(d)	(1.08)%		(0.57	)%(d)
Operating expenses including reimbursement/waiver	1.40	%(d)	1.44	%(e)	1.49	%(d)
Operating expenses excluding reimbursement/waiver	n/a		1.44%		1.49	%(d)
PORTFOLIO TURNOVER RATE	151	%(c)	387%		762	%(f)

(a) The Fund began offering Class M shares on February 1, 2010.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective May 1, 2011, the Advisor had not agreed to limit the expenses.

(f) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

June 30, 2012	164	See Notes to Financial Statements

Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

Forward Commodity Long/Short Strategy Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2012(a) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011(a)(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$27.02		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(c)	(0.11)		(0.20)
Net realized and unrealized gain/(loss) on investments	(2.26)		2.61

Total from Investment Operations	(2.37)		2.41

LESS DISTRIBUTIONS:
From investment income	—		(0.39)
Tax return of capital	—		(0.00	)(d)

Total Distributions	—		(0.39)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(2.37)		2.02

NET ASSET VALUE, END OF PERIOD	$24.65		$27.02

TOTAL RETURN	(8.77	)%(e)	9.66%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$35,852		$48,141
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(0.89	)%(f)	(0.74)%
Operating expenses including reimbursement/waiver	1.67	%(f)(g)	1.87%
Operating expenses excluding reimbursement/waiver	1.67	%(f)	1.90%
PORTFOLIO TURNOVER RATE	45	%(e)	39%

(a) Per share amounts and ratios to average net assets include income and expenses of the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fee.

(b) The Fund began offering Investor Class shares on January 3, 2011.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2012, the Advisor had not agreed to limit the expenses.

See Notes to Financial Statements	165	June 30, 2012

Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

Forward Commodity Long/Short Strategy Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2012(a) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011(a)(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$27.06		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(c)	(0.07)		(0.12)
Net realized and unrealized gain/(loss) on investments	(2.26)		2.61

Total from Investment Operations	(2.33)		2.49

LESS DISTRIBUTIONS:
From investment income	—		(0.43)
Tax return of capital	—		(0.00	)(d)

Total Distributions	—		(0.43)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(2.33)		2.06

NET ASSET VALUE, END OF PERIOD	$24.73		$27.06

TOTAL RETURN	(8.61	)%(e)	9.97%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$95,978		$66,255
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(0.52	)%(f)	(0.46)%
Operating expenses including reimbursement/waiver	1.32	%(f)(g)	1.52%
Operating expenses excluding reimbursement/waiver	1.32	%(f)	1.55%
PORTFOLIO TURNOVER RATE	45	%(e)	39%

(a) Per share amounts and ratios to average net assets include income and expenses of the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fee.

(b) The Fund began offering Institutional Class shares on January 3, 2011.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2012, the Advisor had not agreed to limit the expenses.

June 30, 2012	166	See Notes to Financial Statements

Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

Forward Commodity Long/Short Strategy Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2012(a) (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2011(a)(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$26.95		$28.49
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(c)	(0.19)		(0.25)
Net realized and unrealized loss on investments	(2.26)		(0.97)

Total from Investment Operations	(2.45)		(1.22)

LESS DISTRIBUTIONS:
From investment income	—		(0.32)
Tax return of capital	—		(0.00	)(d)

Total Distributions	—		(0.32)

NET DECREASE IN NET ASSET VALUE	(2.45)		(1.54)

NET ASSET VALUE, END OF PERIOD	$24.50		$26.95

TOTAL RETURN(e)	(9.02	)%(f)	(4.32	)%(f)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$9,014		$5,180
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(1.47	)%(g)	(1.40	)%(g)
Operating expenses including reimbursement/waiver	2.27	%(g)(h)	2.47	%(g)
Operating expenses excluding reimbursement/waiver	2.27	%(g)	2.49	%(g)
PORTFOLIO TURNOVER RATE	45	%(f)	39	%(i)

(a) Per share amounts and ratios to average net assets include income and expenses of the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fee.

(b) The Fund began offering Class C shares on May 4, 2011.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Effective May 1, 2012, the Advisor had not agreed to limit the expenses.

(i) Portfolio turnover is calculated at the Fund level and represents the year ended December 31, 2011.

See Notes to Financial Statements	167	June 30, 2012

Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

Forward Commodity Long/Short Strategy Fund

	CLASS M
	SIX MONTHS ENDED JUNE 30, 2012(a) (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2011(a)(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$26.99		$26.66
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(c)	(0.06)		(0.01)
Net realized and unrealized gain/(loss) on investments	(2.26)		0.70

Total from Investment Operations	(2.32)		0.69

LESS DISTRIBUTIONS:
From investment income	—		(0.36)
Tax return of capital	—		(0.00	)(d)

Total Distributions	—		(0.36)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(2.32)		0.33

NET ASSET VALUE, END OF PERIOD	$24.67		$26.99

TOTAL RETURN	(8.87	)%(e)	2.91	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$27,285		$1,728
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(0.47	)%(f)	(0.27	)%(f)
Operating expenses including reimbursement/waiver	1.30	%(f)(g)	1.52	%(f)
Operating expenses excluding reimbursement/waiver	1.30	%(f)	3.19	%(f)
PORTFOLIO TURNOVER RATE	45	%(e)	39	%(h)

(a) Per share amounts and ratios to average net assets include income and expenses of the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fee.

(b) The Fund began offering Class M shares on December 7, 2011.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2012, the Advisor had not agreed to limit the expenses.

(h) Portfolio turnover is calculated at the Fund level and represents the year ended December 31, 2011.

June 30, 2012	168	See Notes to Financial Statements

Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

Forward Commodity Long/Short Strategy Fund

	CLASS Z
	SIX MONTHS ENDED JUNE 30, 2012(a) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011(a)(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$27.03		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(c)	(0.07)		(0.02)
Net realized and unrealized gain/(loss) on investments	(2.25)		2.49

Total from Investment Operations	(2.32)		2.47

LESS DISTRIBUTIONS:
From investment income	—		(0.44)
Tax return of capital	—		(0.00	)(d)

Total Distributions	—		(0.44)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(2.32)		2.03

NET ASSET VALUE, END OF PERIOD	$24.71		$27.03

TOTAL RETURN	(8.58	)%(e)	9.89%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$5,806		$10,798
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(0.54	)%(f)	(0.06)%
Operating expenses including reimbursement/waiver	1.31	%(f)(g)	1.44%
Operating expenses excluding reimbursement/waiver	1.31	%(f)	1.45%
PORTFOLIO TURNOVER RATE	45	%(e)	39%

(a) Per share amounts and ratios to average net assets include income and expenses of the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fee.

(b) The Fund began offering Class Z shares on January 3, 2011.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2012, the Advisor had not agreed to limit the expenses.

See Notes to Financial Statements	169	June 30, 2012

Consolidated Financial Highlights

For a share outstanding throughout the period presented.

Forward Managed Futures Strategy Fund

	INVESTOR CLASS
	PERIOD ENDED JUNE 30, 2012(a)(b) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(c)	(0.20)
Net realized and unrealized loss on investments	(1.38)

Total from Investment Operations	(1.58)

NET DECREASE IN NET ASSET VALUE	(1.58)

NET ASSET VALUE, END OF PERIOD	$23.42

TOTAL RETURN	(6.32	)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$1,220
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(1.86	)%(e)
Operating expenses including reimbursement/waiver	2.68	%(e)
Operating expenses excluding reimbursement/waiver	3.44	%(e)
PORTFOLIO TURNOVER RATE	0	%(d)

(a) Per share amounts and ratios to average net assets include income and expenses of the Forward Managed Futures Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fees.

(b) The Fund began offering Investor Class on January 30, 2012.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

June 30, 2012	170	See Notes to Financial Statements

Consolidated Financial Highlights

For a share outstanding throughout the period presented.

Forward Managed Futures Strategy Fund

	INSTITUTIONAL CLASS
	PERIOD ENDED JUNE 30, 2012(a)(b) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(c)	(0.16)
Net realized and unrealized loss on investments	(1.39)

Total from Investment Operations	(1.55)

NET DECREASE IN NET ASSET VALUE	(1.55)

NET ASSET VALUE, END OF PERIOD	$23.45

TOTAL RETURN	(6.20	)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$1,002
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(1.53	)%(e)
Operating expenses including reimbursement/waiver	2.33	%(e)
Operating expenses excluding reimbursement/waiver	3.08	%(e)
PORTFOLIO TURNOVER RATE	0	%(d)

(a) Per share amounts and ratios to average net assets include income and expenses of the Forward Managed Futures Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fees.

(b) The Fund began offering Institutional Class on January 30, 2012.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

See Notes to Financial Statements	171	June 30, 2012

Consolidated Financial Highlights

For a share outstanding throughout the period presented.

Forward Managed Futures Strategy Fund

	CLASS C
	PERIOD ENDED JUNE 30, 2012(a)(b) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(c)	(0.26)
Net realized and unrealized loss on investments	(1.38)

Total from Investment Operations	(1.64)

NET DECREASE IN NET ASSET VALUE	(1.64)

NET ASSET VALUE, END OF PERIOD	$23.36

TOTAL RETURN(d)	(6.56	)%(e)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$975
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(2.48	)%(f)
Operating expenses including reimbursement/waiver	3.28	%(f)
Operating expenses excluding reimbursement/waiver	4.03	%(f)
PORTFOLIO TURNOVER RATE	0	%(e)

(a) Per share amounts and ratios to average net assets include income and expenses of the Forward Managed Futures Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fees.

(b) The Fund began offering Class C on January 30, 2012.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

June 30, 2012	172	See Notes to Financial Statements

Consolidated Financial Highlights

For a share outstanding throughout the period presented.

Forward Managed Futures Strategy Fund

	CLASS Z
	PERIOD ENDED JUNE 30, 2012(a)(b) (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD	$25.25
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(c)	(0.16)
Net realized and unrealized loss on investments	(1.63)

Total from Investment Operations	(1.79)

NET DECREASE IN NET ASSET VALUE	(1.79)

NET ASSET VALUE, END OF PERIOD	$23.46

TOTAL RETURN	(7.09	)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in 000s)	$6,318
RATIOS TO AVERAGE NET ASSETS:
Net investment loss including reimbursement/waiver	(1.48	)%(e)
Operating expenses including reimbursement/waiver	2.28	%(e)
Operating expenses excluding reimbursement/waiver	3.01	%(e)
PORTFOLIO TURNOVER RATE	0	%(f)

(a) Per share amounts and ratios to average net assets include income and expenses of the Forward Managed Futures Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fees.

(b) The Fund began offering Class Z on January 31, 2012.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Portfolio turnover is calculated at the Fund level and represents the period January 30, 2012 through June 30, 2012.

See Notes to Financial Statements	173	June 30, 2012

Notes to Financial Statements (Unaudited)

1. Organization

Forward Funds (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2012, the Trust has 33 registered funds. This annual report describes 15 funds offered by the Trust (each a “Fund” and, collectively, the “Funds”). The accompanying financial statements and financial highlights are those of the Forward Credit Analysis Long/Short Fund (“Credit Analysis Long/Short Fund”), the Forward EM Corporate Debt Fund (“EM Corporate Debt Fund”), the Forward Emerging Markets Fund (“Emerging Markets Fund”), the Forward Endurance Long/Short Fund (“Endurance Long/Short Fund”), the Forward Focus Fund (“Focus Fund”), the Forward Global Credit Long/Short Fund (“Global Credit Long/Short Fund”), the Forward International Dividend Fund (“International Dividend Fund”), the Forward International Small Companies Fund (“International Small Companies Fund”), the Forward Large Cap Dividend Fund (“Large Cap Dividend Fund”), the Forward Select EM Dividend Fund (“Select EM Dividend Fund”), the Forward Small Cap Equity Fund (‘”Small Cap Equity”), the Forward Tactical Enhanced Fund (“Tactical Enhanced Fund”), the Forward Tactical Growth Fund (“Tactical Growth Fund”), the Forward Commodity Long/Short Strategy Fund (“Commodity Long/Short Strategy Fund”), and the Forward Managed Futures Strategy Fund (“Managed Futures Strategy Fund”).

The Credit Analysis Long/Short Fund seeks to maximize total return (capital appreciation and income) by investing primarily in a portfolio of municipal bonds, corporate bonds, notes and other debentures, U.S. Treasury and Agency securities, sovereign debt, emerging market debt, floating rate or zero coupon securities and non-convertible preferred securities that are actively traded in the public markets. The EM Corporate Debt Fund seeks to achieve high total return (capital appreciation and income) by investing primarily in fixed income securities of companies located in emerging market countries and seeks to capitalize on the inefficient emerging market corporate bond market by offering exposure primarily to euro- and U.S.-dollar-denominated fixed income securities of emerging market issuers, and related derivatives. The Emerging Markets Fund seeks to achieve long-term growth of capital and invests primarily in the equity securities of emerging market countries. The Focus Fund seeks to achieve high total return and invests primarily in the equity securities of companies that have small to medium market capitalizations. The Global Credit Long/Short Fund seeks to achieve high total return (capital appreciation and income) and invests in a portfolio of fixed income securities. The Endurance Long/Short Fund seeks to provide long-term growth of capital by investing in both long and short, in equity securities of U.S. and non-U.S. issuers, including issuers located in emerging and frontier markets. The International Dividend Fund seeks to achieve high total return (capital appreciation and income) and invests primarily in the equity securities of dividend paying companies located outside of the United States. The International Small Companies Fund seeks to achieve long-term growth of capital and invests in equity securities of companies with small market capitalizations located outside the U.S. The Large Cap Dividend Fund seeks to achieve high total return (capital appreciation and income) and invests primarily in equity securities of dividend paying companies that have large capitalizations. The Select EM Dividend Fund seeks to achieve high total return through capital appreciation and current income and invests primarily in equity securities of dividend paying companies located in emerging market countries. The Small Cap Equity Fund seeks to achieve high total return and invests in equity securities of small capitalization companies. The Tactical Enhanced Fund’s investment objective is to produce above-average, risk-adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index and invests primarily in instruments providing exposure to U.S. and non-U.S. equity securities, which represent general asset classes (comprised of futures and options on securities, securities indexes and shares of exchange traded funds (“ETFs”)) including both U.S. and overseas equity markets. The Tactical Growth Fund seeks to

June 30, 2012	174

Notes to Financial Statements (Unaudited)

produce above-average, risk-adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index and invests primarily in exchange-traded funds and instruments providing exposure to U.S and non-U.S. equity securities, which represent general asset classes (comprised of futures and options on securities, securities indexes and shares of exchange traded funds (“ETFs”)) including both U.S. and overseas equity markets. The Commodity Long/Short Strategy Fund seeks long term total return and seeks exposure to the commodity markets and returns that correspond to the Credit Suisse Momentum and Volatility Enhanced Return Strategy Index. The Managed Futures Strategy Fund seeks long term total return and seeks exposure to the futures markets by investing in futures-related instruments that track the performance of futures contracts included in the Credit Suisse Multi-Asset Futures Index.

Information presented in the accompanying Funds’ financial statements pertains to the Investor Class, Institutional Class, Class A, Class C, Class M and Class Z shares offered by the Trust.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Certain Funds invest a high percentage of their assets in specific sectors of the market. As a result, the economic and regulatory developments in a particular sector of the market, positive or negative, can have a greater impact on the relevant Fund’s net asset value and may cause its shares to fluctuate more than if the Fund did not concentrate its investments in a particular sector.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2012.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market, and that are freely transferable, are valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there have been no sales that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued at either the last available sale price or at fair value.

Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available are valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are valued at amortized cost, which approximates fair value, if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if the original term to maturity exceeds 60 days (unless the Board of Trustees determines that this method does not represent fair value).

The Funds’ independent pricing services (approved by the Board of Trustees) use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider

175	June 30, 2012

Notes to Financial Statements (Unaudited)

market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

In the event valuation information is not available from independent pricing services for a security held by a Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value (approved by the Board of Trustee) more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures and swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities.

Options on securities and options on indices are valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from an independent pricing service or one or more dealers that make markets in such securities, or at fair value.

Portfolio securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies and offshore affiliated subsidiaries are valued at the investment company’s or subsidiary’s applicable net asset value, with the

June 30, 2012	176

Notes to Financial Statements (Unaudited)

exception of exchange-traded open-end investment companies, which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Collateralized Debt Obligations: Certain Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions under the Securities Act of 1933. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

177	June 30, 2012

Notes to Financial Statements (Unaudited)

Exchange-Traded Funds (“ETFs”): Certain Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Government-Sponsored Enterprises (“GSEs”): Certain Funds may invest in GSEs. Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. GSE debt is generally considered to be of high credit quality due to the implied backing of the U.S. Government, but ultimately it is the sole obligation of its issuer. For that reason, securities issued by GSEs are considered to carry somewhat greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Master Limited Partnerships (“MLPs”): Each Fund may invest in MLPs, which are limited partnerships in which ownership units are publicly traded. MLPs often own interests in properties or businesses that are related to the oil and gas industries, although MLPs may invest in other types of investments. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (such as a Fund investing in an MLP) are not involved in the day-to-day management of the partnership.

Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation and conflicts of interest may exist among unit holders and the general partner of an MLP. MLPs that concentrate in a particular industry or region are subject to risk associated with such industry or region. Investments held by MLPs may be illiquid. MLP unit prices may be more volatile than securities of larger or more broadly based companies.

Unlike most corporations, MLPs do not pay income tax but instead pass through their taxable income to unitholders who are required to report their allocable share of an MLP's taxable income. An MLP's distribution to unitholders may exceed the unitholder's share of the MLP's taxable income, and a portion of the distribution may represent a return of capital. If a Fund invests in an MLP that makes a return of capital, a portion of the Fund's distribution to shareholders may also represent a return of capital.

Mortgage-Related and Other Asset-Backed Securities: Certain Funds may invest in Mortgage-Related and Other Asset-Backed Securities. A mortgage-backed security, which represents an interest in a pool of assets

June 30, 2012	178

Notes to Financial Statements (Unaudited)

such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

Mortgage-backed securities are subject to extension risk, which is the risk that a Fund that holds mortgage-backed securities may exhibit additional volatility during periods of rising interest rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because a Fund will have to reinvest that money at the lower prevailing interest rates.

A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Short Sales: Certain Funds may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the short term, therefore, they are excluded from the purchase and sales of investments in Note 8 and the Fund’s Portfolio Turnover Calculation in the Financial Highlights. As of June 30, 2012, the Credit Analysis Long/Short Fund held securities sold short with a market value of $79,393,166. The other Funds held no securities sold short at June 30, 2012.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions

179	June 30, 2012

Notes to Financial Statements (Unaudited)

about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2012.

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Credit Analysis Long/Short Fund
Preferred Stocks(a)	$1,785,950	$1,220,323	—	$3,006,273
Corporate Bonds(a)	—	8,951,977	—	8,951,977
Municipal Bonds(a)	—	431,689,194	—	431,689,194
Short-Term Bank Debt Instruments	—	27,159,759	—	27,159,759

Total	$1,785,950	$469,021,253	—	$470,807,203

EM Corporate Debt Fund
Common Stocks(a)	$752,795	—	—	$752,795
Foreign Government Obligations(a)	—	$2,656,723	—	2,656,723
Asset-Backed Securities(a)	—	721,275	—	721,275
Convertible Corporate Bonds(a)	—	1,040,875	—	1,040,875
Corporate Bonds(a)	—	73,116,881	—	73,116,881
U.S. Treasury Bonds & Notes(a)	—	1,837,227	—	1,837,227
Short-Term Bank Debt Instruments	—	2,849,966	—	2,849,966

Total	$752,795	$82,222,947	—	$82,975,742

Emerging Markets Fund
Common Stocks
Brazil	$1,390,140	—	—	$1,390,140
China	43,463	$6,498,656	—	6,542,119
Colombia	206,568	—	—	206,568
Hong Kong	—	202,298	—	202,298
Hungary	—	272,957	—	272,957
India	531,916	210,143	—	742,059
Indonesia	—	795,678	—	795,678

June 30, 2012	180

Notes to Financial Statements (Unaudited)

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAl
Emerging Markets Fund (continued)
Ireland	—	$333,854	—	$333,854
Kazakhstan	$114,444	162,437	—	276,881
Korea	—	6,147,392	—	6,147,392
Malaysia	—	407,024	—	407,024
Mexico	637,134	—	—	637,134
Philippines	—	874,735	—	874,735
Russia	2,414,618	214,434	—	2,629,052
South Africa	77,402	1,824,056	—	1,901,458
Taiwan	—	2,507,357	—	2,507,357
Thailand	—	2,285,407	—	2,285,407
Turkey	—	349,969	—	349,969
Exchange-Traded Funds(a)	143,729	—	—	143,729
Preferred Stocks(a)	839,477	—	—	839,477
Short-Term Bank Debt Instruments	—	785,745	—	785,745
Investments Purchased with Cash Collateral From Securities Loaned	457,001	—	—	457,001

Total	$6,855,892	$23,872,142	—	$30,728,034

Endurance Long/Short Fund
Common Stocks(a)	$3,460,437	—	—	$3,460,437
Options Purchased	26,855	—	—	26,855
Short-Term Bank Debt Instruments	—	$237,646	—	237,646

Total	$3,487,292	$237,646	—	$3,724,938

Focus Fund
Common Stocks(a)	$7,938,485	—	—	$7,938,485
Short-Term Bank Debt Instruments	—	$186,392	—	186,392

Total	$7,938,485	$186,392	—	$8,124,877

Global Credit Long/Short Fund
Common Stocks(a)	$106,028	—	—	$106,028
Foreign Government Obligations(a)	—	$292,787	—	292,787
Asset-Backed Securities(a)	—	514,516	—	514,516
Convertible Corporate Bonds(a)	—	189,250	—	189,250
Corporate Bonds(a)	—	3,207,447	—	3,207,447
Short-Term Bank Debt Instruments	—	580,344	—	580,344

Total	$106,028	$4,784,344	—	$4,890,372

International Dividend Fund
Common Stocks
Australia	—	$197,390	—	$197,390
Austria	—	564,118	—	564,118
Belgium	—	495,343	—	495,343
Bermuda	—	801,795	—	801,795
Brazil	$1,888,395	—	—	1,888,395
Britain	465,572	—	—	465,572
Canada	1,370,024	—	—	1,370,024
Cayman Islands	—	405,311	—	405,311
China	530,075	1,555,521	—	2,085,596
Colombia	321,568	—	—	321,568

181	June 30, 2012

Notes to Financial Statements (Unaudited)

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
International Dividend Fund (continued)
Egypt	$494,045	—	—	$494,045
Estonia	—	$539,174	—	539,174
France	1,722,811	—	—	1,722,811
Germany	721,746	—	—	721,746
Hong Kong	121,104	2,951,303	—	3,072,407
India	32,166	—	—	32,166
Indonesia	—	1,915,963	—	1,915,963
Ireland	1,200,652	522,001	—	1,722,653
Italy	—	1,905,543	—	1,905,543
Japan	577,600	3,809,916	—	4,387,516
Korea	—	502,606	—	502,606
Malaysia	—	574,390	—	574,390
Mexico	499,800	—	—	499,800
Netherlands	799,046	855,730	—	1,654,776
New Zealand	536,567	—	—	536,567
Pakistan	243,100	—	—	243,100
Philippines	—	567,333	—	567,333
Russia	684,176	241,026	—	925,202
Scotland	—	715,547	—	715,547
Singapore	304,472	2,046,271	—	2,350,743
Sri Lanka	493,355	—	—	493,355
Switzerland	1,964,655	—	—	1,964,655
Thailand	—	3,261,473	—	3,261,473
Turkey	—	2,350,386	—	2,350,386
United Kingdom	1,832,302	584,347	—	2,416,649
United States	1,013,360	—	—	1,013,360
Vietnam	29,463	—	—	29,463
Convertible Preferred Stocks(a)	118,620	—	—	118,620
Participation Notes(a)	—	73,142	—	73,142
Preferred Stocks(a)	533,010	—	—	533,010
Warrants(a)	5,662	—	—	5,662
Agency Pass-Through Securities(a)	—	467,515	—	467,515
Collateralized Mortgage Obligations(a)	—	1,144,093	—	1,144,093
Short-Term Bank Debt Instruments	—	504,803	—	504,803

Total	$18,503,346	$29,552,040	—	$48,055,386

International Small Companies Fund
Common Stocks(a)	$223,175,586	—	—	$223,175,586
Exchange-Traded Funds(a)	12,237,727	—	—	12,237,727
Preferred Stocks(a)	5,471,793	—	—	5,471,793
Short-Term Bank Debt Instruments	—	$18,049,319	—	18,049,319
Investments Purchased with Cash Collateral From Securities Loaned	10,815,818	—	—	10,815,818

Total	$251,700,924	$18,049,319	—	$269,750,243

Large Cap Dividend Fund
Common Stocks(a)	$13,054,213	—	—	$13,054,213
Convertible Preferred Stocks(a)	319,518	—	—	319,518
Preferred Stocks(a)	146,700	—	—	146,700
Agency Pass-Through Securities(a)	—	$116,580	—	116,580

June 30, 2012	182

Notes to Financial Statements (Unaudited)

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Large Cap Dividend Fund (continued)
Collateralized Mortgage Obligations	—	$420,346	—	$420,346
Short-Term Bank Debt Instruments	—	290,458	—	290,458

Total	$13,520,431	$827,384	—	$14,347,815

Select EM Dividend Fund
Common Stocks
Brazil	$358,044	—	—	$358,044
Chile	80,010	—	—	80,010
China	91,797	$375,338	—	467,135
Egypt	70,701	—	—	70,701
Estonia	—	155,649	—	155,649
Hong Kong	187,640	416,996	—	604,636
India	20,978	—	—	20,978
Indonesia	128,871	676,710	—	805,581
Italy	—	227,324	—	227,324
Malaysia	—	251,585	—	251,585
Mexico	208,071	—	—	208,071
Pakistan	29,700	—	—	29,700
Philippines	—	195,110	—	195,110
Poland	—	75,026	—	75,026
Russia	72,904	48,205	—	121,109
Singapore	103,892	83,977	—	187,869
South Africa	60,367	121,354	—	181,721
South Korea	—	60,313	—	60,313
Sri Lanka	124,797	—	—	124,797
Taiwan	—	266,102	—	266,102
Thailand	—	939,696	—	939,696
Turkey	—	589,972	—	589,972
United Kingdom	—	54,307	—	54,307
United States	37,616	—	—	37,616
Participation Notes(a)	—	73,142	—	73,142
Preferred Stocks(a)	134,283	—	—	134,283
Warrants(a)	1,010	—	—	1,010
Collateralized Mortgage Obligations(a)	—	144,191	—	144,191
Short-Term Bank Debt Instruments	—	265,136	—	265,136

Total	$1,710,681	$5,020,133	—	$6,730,814

Small Cap Equity
Common Stocks(a)	$36,467,974	—	—	$36,467,974
Affiliated Investment Companies	2,000,000	—	—	2,000,000
Short-Term Bank Debt Instruments	—	$1,478,321	—	1,478,321

Total	$38,467,974	$1,478,321	—	$39,946,295

Tactical Enhanced Fund
Options Purchased	$13,140	—	—	$13,140
Short-Term Securities	—	$25,398,018	—	25,398,018
Short-Term Bank Debt Instruments	—	8,402,105	—	8,402,105

Total	$13,140	$33,800,123	—	$33,813,263

183	June 30, 2012

Notes to Financial Statements (Unaudited)

INVESTMENTS IN SECURITIES	LEVEl 1	LEVEL 2	LEVEL 3	TOTAL

Tactical Growth Fund
Short-Term Securities	—	$774,539,581	—	$774,539,581
Short-Term Bank Debt Instruments	—	254,935,296	—	254,935,296

Total	—	$1,029,474,877	—	$1,029,474,877

Commodity Long/Short Strategy Fund
Agency Pass-Through Securities(a)	—	$53,207,855	—	$53,207,855
Asset-Backed Securities	—	1,156,824	—	1,156,824
Collateralized Mortgage Obligations(a)	—	3,214,374	—	3,214,374
Corporate Bonds(a)	—	28,089,043	—	28,089,043
Municipal Bonds	—	5,329,791	—	5,329,791
U.S. Treasury Bonds & Notes	—	27,287,522	—	27,287,522
Short-Term Bank Debt Instruments	—	41,000,137	—	41,000,137

Total	—	$159,285,546	—	$159,285,546

Managed Futures Strategy Fund
Exchange-Traded Funds	$6,860,002	—	—	$6,860,002
Short-Term Bank Debt Instruments	—	$1,159,241	—	1,159,241

Total	$6,860,002	$1,159,241	—	$8,019,243

(a) For detailed descriptions of sector, industry, country or state, see the accompanying Portfolio of Investments.

OTHER FINANCIAL INSTRUMENTS(a)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Credit Analysis Long/Short Fund
Liabilities
Securities Sold Short
Corporate Bonds	—	$(9,126,754)	—	$(9,126,754)
U.S. Treasury Bonds & Notes	—	(70,266,412)	—	(70,266,412)

Total	—	$(79,393,166)	—	$(79,393,166)

EM Corporate Debt Fund
Liabilities
Credit Default Swaps	—	$(456,751)	—	$(456,751)

Total	—	$(456,751)	—	$(456,751)

Endurance Long/Short Fund
Liabilities
Securities Sold Short	$(930,208)	—	—	$(930,208)
Options Written	(33,022)	—	—	(33,022)

Total	$(963,230)	—	—	$(963,230)

Global Credit Long/Short Fund
Liabilities
Credit Default Swaps	—	$(149,686)	—	$(149,686)

Total	—	$(149,686)	—	$(149,686)

June 30, 2012	184

Notes to Financial Statements (Unaudited)

OTHER FINANCIAL INSTRUMENTS(a)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

International Small Companies Fund
Assets
Total Return Swap Contracts	—	$842,247	—	$842,247

Total	—	$842,247	—	$842,247

Small Cap Equity Fund
Assets
Futures Contracts	$152,874	—	—	$152,874

Total	$152,874	—	—	$152,874

Tactical Enhanced Fund
Assets
Futures Contracts	$146,796	—	—	$146,796

Total	$146,796	—	—	$146,796

Tactical Growth Fund
Assets
Futures Contracts	$4,846,745	—	—	$4,846,745

Total	$4,846,745	—	—	$4,846,745

Commodity Long/Short Strategy Fund
Liabilities
Total Return Swap Contracts	—	$(4,385,611)	—	$(4,385,611)

Total	—	$(4,385,611)	—	$(4,385,611)

Managed Futures Strategy Fund
Liabilities
Total Return Swap Contracts	—	$(741,139)	—	$(741,139)

Total	—	$(741,139)	—	$(741,139)

(a) Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options, short sales, swap contracts, currency contracts, futures contracts and forward contracts.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. During the six months ended June 30, 2012 there were no transfers between Level 1 and Level 2 securities.

For the six months ended June 30, 2012, the other Funds did not have transfers between the fair value levels designated above and unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Derivative Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, swap contracts, forward foreign currency exchange contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the

185	June 30, 2012

Notes to Financial Statements (Unaudited)

underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Credit Risk: Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Forward Foreign Currency Exchange Contracts: Certain Funds invest in foreign currency exchange contracts, to reduce the risks of fluctuating exchange rates and to generate returns uncorrelated to the other strategies employed. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the Fund “locks in” the exchange rate between the currency it will deliver and

June 30, 2012	186

Notes to Financial Statements (Unaudited)

the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The unrealized appreciation/(depreciation) is reported in the Statement of Assets and Liabilities as receivable or payable and in the Statement of Operations within the change in unrealized appreciation/(depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain/(loss) in the Statement of Operations. The Funds held no forward foreign currency contracts at June 30, 2012.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of June 30, 2012, the Small Cap Equity Fund, the Tactical Enhanced Fund and the Tactical Growth

187	June 30, 2012

Notes to Financial Statements (Unaudited)

Fund held futures contracts outstanding with an unrealized gain of $152,874, $146,796 and $4,846,745 respectively. The other Funds held no futures contracts at June 30, 2012.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values. As of June 30, 2012, the Endurance Long/Short Fund held written options with a market value of $(33,022). As of June 30, 2012, the Endurance Long/Short Fund and the Tactical Enhanced Fund held purchased options with a market value of $26,855 and $13,140, respectively. The other Funds held no purchased or written options at June 30, 2012.

Written option activity for the six months ended June 30, 2012 was as follows:

	WRITTEN CALL OPTIONS		WRITTEN PUT OPTIONS
	NUMBER OF CONTRACTS	CONTRACT PREMIUM	NUMBER OF CONTRACTS	CONTRACT PREMIUM
Endurance Long/Short Fund
Outstanding, at beginning of year December 31, 2011	0	$0	0	$0
Options written	(384)	62,362	(583)	18,956
Options exercised or closed	255	(39,416)	221	(9,628)
Options expired	1	(599)	0	0

Outstanding, June 30, 2012	(128)	$22,347	(362)	$9,328

Swap Agreements: Certain Funds may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements, as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index).

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate

June 30, 2012	188

Notes to Financial Statements (Unaudited)

floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (“LIBOR”), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty

189	June 30, 2012

Notes to Financial Statements (Unaudited)

will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of a Fund’s portfolio. The Fund's maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Forward Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the “Code”), may limit a Fund’s ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

During the six months ended June 30, 2012, the EM Corporate Debt Fund, the Global Credit Long/Short Fund, the International Small Companies Fund, Commodity Long/Short Strategy Fund and Managed Futures Strategy Fund, invested in swap agreements consistent with the Fund’s investment strategies to gain exposure to certain markets or indices. The values in the tables below exclude effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

The values in the table on the next page exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

June 30, 2012	190

Notes to Financial Statements (Unaudited)

Balance Sheet – Fair Value of Derivatives Instruments as of June 30, 2012(a):

DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS	ASSET DERIVATIVES BALANCE SHEET LOCATION	FAIR VALUE	LIABILITIES DERIVATIVES BALANCE SHEET LOCATION	FAIR VALUE
EM Corporate Debt Fund
Credit Contracts (Credit Default Swaps)		—	Swap premiums received	$215,715
Credit Contracts (Credit Default Swaps)		—	Unrealized loss on swap contracts	456,751

Total		—		$672,466

Endurance Long/Short Fund
Equity Contracts (Options Written)		—	Options written, at value	$33,022

Total		—		$33,022

Global Credit Long/Short Fund
Credit Contracts (Credit Default Swaps)	Swap premiums paid	$131,133	Swap premiums received	$43,143
Credit Contracts (Credit Default Swaps)		—	Unrealized loss on swap contracts	149,686

Total		$131,133		$192,829

International Dividend Fund
Equity Contracts (Warrants)	Investments, at value	$5,662		—

Total		$5,662		—

International Small Companies Fund
Equity Contracts (Total Return Swaps)	Unrealized gain on swap contracts	$842,247		—

Total		$842,247		—

Select EM Dividend Fund
Equity Contracts (Warrants)	Investments, at value	$1,010		—

Total		$1,010		—

Small Cap Equity Fund
Equity Contracts (Futures Contracts)	Variation margin receivable	$152,874		—

Total		$152,874		—

Tactical Enhanced Fund
Equity Contracts (Options Purchased)	Investments, at value	$13,140		—
Equity Contracts (Futures Contracts)	Variation margin receivable	146,796		—

Total		$159,936		—

Tactical Growth Fund
Equity Contracts (Futures Contracts)	Variation margin receivable	$4,846,745		—

Total		$4,846,745		—

Commodity Long/Short Strategy Fund
Equity Contracts (Total Return Swaps)		—	Unrealized loss on swap contracts	$4,385,611

Total		—		$4,385,611

Managed Futures Strategy Fund
Equity Contracts (Total Return Swaps)		—	Unrealized loss on swap contracts	$741,139

Total		—		$741,139

(a) For open derivative instruments as of June 30, 2012, see the Portfolio of Investments. The Portfolio of Investments is representative of the activity for the six months ended June 30, 2012 for all Funds.

The gains/(losses) in the table on the next two pages are included in the “Net realized gain/(loss)” or “Net change in unrealized gain/(loss)” on the Statement of Operations.

191	June 30, 2012

Notes to Financial Statements (Unaudited)

The Effect of Derivatives Instruments on the Statement of Operations for the six months ended June 30, 2012:

DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS	LOCATION OF GAINS/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME	REALIZED GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME	CHANGED IN UNREALIZED GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
EM Corporate Debt Fund
Credit Contracts (Credit Default Swaps)	Net realized gain on swap contracts/Net change in unrealized depreciation on swap contracts	$105,853	$(453,828)
Foreign Exchange Contracts (Foreign Currency Hedge Contracts)	Net realized gain/(loss) on foreign currency/Net unrealized depreciation on translation of assets and liabilities in foreign currency	513,573	0

Total		$619,426	$(453,828)

Emerging Markets Fund
Equity Contracts (Warrants)	Net realized gain/(loss) on investments/Net change in unrealized appreciation/(depreciation) on investments	$56	$0
Equity Contracts (Futures Contracts)	Net realized gain on futures contracts/Net change in unrealized depreciation on futures contracts	502,734	(137,300)

Total		$502,790	$(137,300)

Endurance Long/Short Fund
Equity Contracts (Options Purchased)	Net realized gain/(loss) on investments/Net change in unrealized appreciation/(depreciation) on investments	$36,840	$(22,898)
Equity Contracts (Options Written)	Net realized gain on option contracts/Net change in unrealized depreciation on options contracts	23,005	(1,347)

Total		$59,745	$(24,245)

Global Credit Long/Short Fund
Credit Contracts (Credit Default Swaps)	Net realized loss on swap contracts/Net change in unrealized depreciation on swap contracts	$(23,280)	$(133,531)
Foreign Exchange Contracts (Foreign Currency Hedge Contracts)	Net realized gain/(loss) on foreign currency/Net unrealized appreciation on translation of assets and liabilities in foreign currency	57,079	0

Total		$33,799	$(133,531)

International Dividend Fund
Equity Contracts (Warrants)	Net change in unrealized appreciation on investments	$0	$5,662
Equity Contracts (Futures Contracts)	Net realized loss on futures contracts/Net change in unrealized appreciation on futures contracts	(861,564)	10,684

Total		$(861,564)	$16,346

International Small Companies Fund
Equity Contracts (Total Return Swaps)	Net realized loss on swap contracts/Net change in unrealized appreciation on swap contracts	$(171,168)	$393,232

Total		$(171,168)	$393,232

Select EM Dividend Fund
Equity Contracts (Warrants)	Net realized gain/(loss) on investments/Net change in unrealized appreciation on investments	$0	$1,010
Equity Contracts (Futures Contracts)	Net realized gain on futures contracts/Net change in unrealized appreciation on futures contracts	106,464	0

Total		$106,464	$1,010

June 30, 2012	192

Notes to Financial Statements (Unaudited)

DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS	LOCATION OF GAINS/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME	REALIZED GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME	CHANGED IN UNREALIZED GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
Small Cap Equity Fund
Equity Contracts (Futures Contracts)	Net realized gain on futures contracts/Net change in unrealized appreciation on futures contracts	$317,831	$119,374

Total		$317,831	$119,374

Tactical Enhanced Fund
Equity Contracts (Options Purchased)	Net realized gain on investments/Net change in unrealized appreciation/(depreciation) on investments	$12,959	$(6,185)
Equity Contracts (Futures Contracts)	Net realized gain on futures contracts/Net change in unrealized appreciation on futures contracts	1,881,945	45,605

Total		$1,894,904	$39,420

Tactical Growth Fund
Equity Contracts (Options Purchased)	Net realized gain on investments/Net change in unrealized appreciation/(depreciation) on investments	$(856,657)	$0
Equity Contracts (Futures Contracts)	Net realized gain on futures contracts/Net change in unrealized appreciation on futures contracts	31,100,993	5,681,917

Total		$30,244,336	$5,681,917

Commodity Long/Short Strategy Fund
Equity Contracts (Total Return Swaps)	Net realized gain/(loss) on swap contracts/Net change in unrealized depreciation on swap contracts	$(9,564,097)	$(4,789,995)

Total		$(9,564,097)	$(4,789,995)

Managed Futures Strategy Fund
Equity Contracts (Total Return Swaps)	Net realized gain/(loss) on swap contracts/Net change in unrealized depreciation on swap contracts	$83,534	$(741,139)

Total		$83,534	$(741,139)

Warrants: Certain Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment.

This leveraging increases an investor’s risk, however, in the event of a decline in the value of the underlying security, a complete loss of the amount invested in the warrant may result. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value

193	June 30, 2012

Notes to Financial Statements (Unaudited)

of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security. As of June 30, 2012 the International Dividend Fund and Select EM Dividend Fund held warrants with a market value of $5,662 and $1,010, respectively. The other Funds held no warrants at June 30, 2012.

Cash Management Transactions: The Funds may subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the Funds to earn interest on cash balances while remaining diversified. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The Funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS are accounted for on a cost basis.

Lending of Portfolio Securities: Each Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The loans are secured by collateral in the form of cash that is equal to at least 102% of the fair value of the securities loaned plus accrued interest, if any. Upon lending its securities to third parties, a Fund receives compensation in the form of income on the investment of the cash collateral. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand, and loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends, to the extent practicable, to terminate the loan and regain the right to vote if the matter to be voted upon is considered significant with respect to the investment. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. Each Fund receives cash collateral which is invested in the Short-Term Investment Trust Liquid Assets Portfolio Institutional Class. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Fund. The Fund bears the risk of any income or gains and losses from investing and reinvesting cash pledged as collateral. During the time portfolio securities are on loan, the borrower pays the lending Fund the economic equivalent of any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. As of June 30, 2012, the Emerging Markets Fund and the International Small Companies Fund had securities on loan valued at $463,546 and $10,729,535, respectively, and received cash collateral with a value of $457,001 and $10,815,818, respectively. The other Funds had no securities on loan at June 30, 2012.

Leverage: The Select EM Dividend Fund can purchase securities with borrowed money including bank overdrafts (a form of leverage). The Fund may borrow amounts up to one-third of the value of its assets. Leverage exaggerates the effect on the net asset value of any increase or decrease in the market value of the Fund’s portfolio securities. These borrowings will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased;

June 30, 2012	194

Notes to Financial Statements (Unaudited)

in certain cases, interest costs may exceed the return received on the securities purchased.

The Select EM Dividend Fund maintains a line of credit with BNP Paribas (acting through its New York Branch). Borrowing under this agreement, the Fund is charged interest of 1.20% above the one-month LIBOR rate.

The Select EM Dividend Fund has pledged a portion of its investment securities as the collateral for the line of credit. As of June 30, 2012, the market value of the investment securities pledged as collateral totaled $1,151,862 and the borrowed amounts on the lines of credit are $552,478. The average interest rate charged and the average outstanding demand loan payable for the six months ended June 30, 2012, were as follows:

FUND	AVERAGE INTEREST RATE	AVERAGE OUTSTANDING DEMAND LOAN PAYABLE
Select EM Dividend Fund	1.44%	$420,677

Investment in Forward U.S. Government Money Fund: The Funds are permitted to invest daily available cash balances in an affiliated money market fund. The Funds may invest the available cash in Class Z of the Forward U.S. Government Money Fund (“U.S. Government Money Fund”) to seek current income while preserving liquidity. The U.S. Government Money Fund is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. Forward Management is the Investment Advisor (“Advisor”) for the U.S. Government Money Fund. When applicable, the Funds’ investment in the U.S. Government Money Fund is included in the Portfolio of Investments. Shares of the U.S. Government Money Fund are valued at their net asset value per share. As a shareholder, the Funds’ are subject to the proportional share of the U.S. Government Money Fund Class Z expenses, including its management fee. The Advisor will waive fees and/or reimburse expenses in an amount equal to the indirect management fees incurred through the Funds’ investment in the U.S. Government Money Fund.

The Funds that invested in the U.S. Government Money Fund — Class Z shares during the six months ended June 30, 2012, were as follows:

FUND	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 06/30/12	INCOME
International Small Companies Fund	—	$10,000,000	$(10,000,000)	—	—	$321
Small Cap Equity Fund	—	2,000,000	—	2,000,000	$2,000,000	152

Total					$2,000,000	$473

During the six months ended June 30, 2012, the Advisor waived fees and/or reimbursed the following Funds for U.S. Government Money Fund management fees:

FUND	WAIVED FEES
International Small Companies Fund	$1,422
Small Cap Equity Fund	411

$1,833

Investments in a Wholly-Owned Subsidiary: The Forward Commodity Long/Short Strategy Fund seeks exposure to the commodity markets primarily through investments in commodity-linked derivative instruments, including commodity index-linked notes (sometimes referred to as “structured notes”), swap agreements, commodity options, futures and options on futures, and through investments in the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Forward Managed Futures Strategy Fund seeks exposure to the futures markets and will generally invest in futures-related instruments that track the performance of futures contracts included in the Credit Suisse Multi-Asset Futures Strategy Index and through investments in the Forward Managed Futures Strategy (Cayman) Fund Ltd., a wholly-owned subsidiary of the Fund organized under

195	June 30, 2012

Notes to Financial Statements (Unaudited)

the laws of the Cayman Islands (the “Subsidiary”). Forward Management acts as investment advisor to the Funds and the investment advisor to each Subsidiary. Each Fund is the sole shareholder of each respective Subsidiary and it is intended that each Fund will remain the sole shareholder and will continue to control each respective Subsidiary.

Investments in each Subsidiary are expected to provide the Funds with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS rulings.

If the IRS were to change its position or otherwise determine that income derived from certain commodity-linked notes or from a Fund’s investment in the Subsidiary does not constitute qualifying income, and if such positions were upheld, or if future legislation or Treasury regulations were to adversely affect the tax treatment of such investments, a Fund might cease to qualify as a regulated investment company and would be required to reduced its exposure to such investments which might result in difficulty in implementing its investment strategy.

Basis for Consolidation for the Forward Commodity Long/Short Strategy Fund and the Forward Managed Futures Strategy Fund: The Subsidiaries, which are Cayman Islands exempted companies, were incorporated on October 12, 2010 and October 27, 2011, respectively, as wholly owned subsidiaries acting as an investment vehicle for the Funds in order to effect certain investments for the Funds consistent with the Funds’ investment objectives. As wholly-owned subsidiaries of the Funds, all assets and liabilities, income and expenses of the portfolios are consolidated in the financial statements and financial highlights of the Funds. As of June 30, 2012, net assets of the Funds were $173,935,313 and $9,515,794, respectively, of which $31,083,857 and $1,718,144, respectively, or 17.87% and 18.06%, respectively, are represented in the Funds’ ownership of all issued shares and voting rights of the Subsidiaries.

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid annually for the Commodity Long/Short Strategy Fund, the Emerging Markets Fund, the Endurance Long/Short Strategy Fund, the Focus Fund, the Global Credit Long/Short Fund, the International Small Companies Fund, the Managed Futures Strategy Fund, the Small Cap Equity Fund, the Tactical Enhanced Fund and the Tactical Growth Fund; quarterly for the Credit Analysis Long/Short Fund and the EM Corporate Debt Fund; and monthly for the International Dividend Fund, the Large Cap Dividend Fund and the Select EM Dividend Fund. Prior to May 1, 2012, dividends from net investment income, if any, were declared and paid annually and for the Large Cap Dividend Fund and quarterly for the International Dividend Fund and the Select EM Dividend Fund. For all Funds, net realized capital gains, if any, are distributed annually.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in-capital, depending upon the type of book/tax differences that may exist.

The Funds recharacterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

June 30, 2012	196

Notes to Financial Statements (Unaudited)

Federal Income Taxes: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code. By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends are paid or provided for in accordance with the applicable country’s tax rules and rates.

The Forward Commodity Long/Short Strategy (Cayman) Fund Ltd. and the Forward Managed Futures Strategy (Cayman) Fund Ltd. (the “Subsidiaries”) are classified as a controlled foreign corporation under the Code. Therefore, the Forward Commodity Long/Short Strategy Fund and the Forward Managed Futures Strategy Fund (the “Funds”) are required to increase its taxable income by its share of the Subsidiaries income. Net losses of the Subsidiaries cannot be deducted by the Funds in the current period nor carried forward to offset taxable income in future periods.

As of and during the six months ended June 30, 2012, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Each of the Fund’s Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Expenses: Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets. For Funds offering multiple share classes, all of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

ReFlow Transactions: The Funds may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are generally expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of any Fund, but in no case will ReFlow’s position in any fund exceed $15 million.

ReFlow Services, LLC (“ReFlow Services”), the entity which facilitates the day-to-day operations of ReFlow, is under common control with Forward Management, LLC (“Forward Management”), the investment advisor to the Fund. In light of this, the Board of Trustees has adopted certain procedures to govern the Funds’ participation in ReFlow. ReFlow fees that were incurred by the Funds during the six months ended June 30, 2012 are recorded in the Statement of Operations.

197	June 30, 2012

Notes to Financial Statements (Unaudited)

3. Investment Management Services

The Trust has entered into an investment management agreement with Forward Management, LLC pursuant to which Forward Management provides investment management services to the Funds and is entitled to receive a fee calculated daily and payable monthly at the following annual rates, as of June 30, 2012, based on each Fund’s average daily net assets:

FUND	ADVISORY FEE
Credit Analysis Long/Short Fund	1.50%

EM Corporate Debt Fund	0.70% up to and including $500 million 0.64% over $500 million up to and including $1 billion 0.58% over $1 billion up to and including $5 billion 0.52% over $5 billion

Emerging Markets Fund	1.25% up to and including $500 million 1.20% over $500 million up to and including $1 billion 1.15% over $1 billion

Endurance Long/Short Fund	1.50%

Focus Fund	0.75%

Global Credit Long/Short Fund	1.50%

International Dividend Fund	0.85% up to and including $250 million 0.75% over $250 million up to and including $1 billion 0.65% over $1 billion

International Small Companies Fund	1.00% up to and including $1 billion 0.95% over $1 billion

Large Cap Dividend Fund	0.80% up to and including $500 million 0.725% over $500 million up to and including $1 billion 0.675% over $1 billion

Select EM Dividend Fund	1.10%

Small Cap Equity Fund	0.85%

Tactical Enhanced Fund	1.75% up to and including $1 billion 1.65% over $1 billion

Tactical Growth Fund	1.15% up to and including $1 billion 1.05% over $1 billion

Commodity Long/Short Strategy Fund	1.00%(a)

Managed Futures Strategy Fund	1.00%(a)

(a) The Commodity Long/Short Strategy Fund and the Managed Futures Strategy Fund may invest a portion of its assets in separate wholly-owned Cayman subsidiaries. The Subsidiaries have entered into separate advisory agreements with Forward Management, LLC for the management of the Subsidiaries portfolios’ pursuant to which each Subsidiary is obligated to pay Forward Management a management fee at the same rate that the Fund pays Forward Management for services provided to the Fund. Forward Management is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Forward Management by the Subsidiary. This waiver arrangement may not be terminated by Forward Management as long as its advisory agreement with the Subsidiary is in place.

June 30, 2012	198

Notes to Financial Statements (Unaudited)

The Trust and Forward Management have entered into investment sub-advisory agreements with Cedar Ridge Partners, LLC (“Cedar Ridge”) for the Credit Analysis Long/Short Fund; SW Asset Management, LLC (“SW”) for the EM Corporate Debt Fund and the Global Credit Long/Short Fund; Pictet Asset Management Ltd (“PAM Ltd”) for the Emerging Markets Fund and the International Small Companies Fund and Broadmark Asset Management, LLC (“Broadmark”) for the Tactical Enhanced Fund and the Tactical Growth Fund (each a “Sub-Advisor” and, collectively, the “Sub-Advisors”). Pursuant to these agreements, the Sub-Advisors provide investment sub-advisory services to the Funds and are entitled to receive a fee from Forward Management calculated daily and payable monthly at the following annual rates, as of June 30, 2012, based on each Fund’s average daily net assets:

FUND	SUB-ADVISORY FEE
Credit Analysis Long/Short Fund	1.00%

EM Corporate Debt Fund	0.35%

Emerging Markets Fund	0.80% up to and including $250 million 0.75% over $250 million

Global Credit Long/Short Fund	1.00%

International Small Companies Fund	0.60%

Tactical Enhanced Fund	1.10% up to and including $1 billion 1.05% over $1 billion

Tactical Growth Fund	0.60% up to and including $1 billion 0.55% over $1 billion

Expense Limitations: Forward Management has entered into Expense Limitation Agreements with certain Funds, which limits the total expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, expenses of the subsidiary and extraordinary expenses) of certain classes of certain Funds, through a specified date. In addition, Forward Management may voluntarily reimburse additional expenses of certain classes of certain Funds. Following are the annual expense limitation rates and expiration dates for the Funds with an Expense Limitation Agreement:

FUND	INVESTOR CLASS	INSTITUTIONAL CLASS	CLASS A	CLASS C	CLASS M	CLASS Z	END DATE
Credit Analysis Long/Short Fund	1.99%	1.64%	2.14%	2.59%	1.64%	N/A	April 30, 2013
EM Corporate Debt Fund	1.39%	0.99%	N/A	1.94%	N/A	N/A	April 30, 2013
Emerging Markets Fund(a)	1.89%	1.49%	N/A	N/A	1.49%	N/A	April 30, 2013
Endurance Long/Short Fund	2.34%	1.99%	N/A	N/A	N/A	N/A	April 30, 2013
Focus Fund(b)	1.39%	1.04%	1.54%	N/A	N/A	N/A	April 30, 2013
Global Credit Long/Short Fund	2.39%	1.99%	N/A	2.99%	1.99%	N/A	April 30, 2013
International Dividend Fund(c)	1.34%	0.99%	N/A	N/A	0.99%	N/A	April 30, 2013
Large Cap Dividend Fund(d)	1.24%	0.89%	1.39%	N/A	N/A	N/A	April 30, 2013
Select EM Dividend Fund	1.79%	1.39%	N/A	2.39%	1.39%	N/A	April 30, 2013
Small Cap Equity Fund(e)	1.39%	1.09%	1.44%	N/A	1.09%	N/A	April 30, 2013
Tactical Enhanced Fund	2.34%	1.99%	2.49%	2.94%	1.99%	N/A	April 30, 2013
Managed Futures Strategy Fund	1.70%	1.35%	N/A	2.30%	N/A	1.30%	April 30, 2013

(a) From January 1, 2012 to April 30, 2012, Forward Management had a contractual obligation to waive any portion of its fees in amounts necessary to limit the Emerging Markets Fund’s Investor Class, Institutional Class and Class M shares’ operating expenses to an annual rate of 1.79%, 1.39% and 1.39%, respectively.

(b) From January 1, 2012 to April 30, 2012, Forward Management had a contractual obligation to waive any portion of its fees in amounts necessary to limit the Focus Fund’s Investor Class, Institutional Class and Class A shares’ operating expenses to an annual rate of 1.34%, 0.99% and 1.49%, respectively.

199	June 30, 2012

Notes to Financial Statements (Unaudited)

(c) From January 1, 2012 to April 30, 2012, Forward Management had a contractual obligation to waive any portion of its fees in amounts necessary to limit the International Dividend Fund’s Investor Class, Institutional Class and Class M shares’ operating expenses to an annual rate of 1.49%, 1.14% and 1.14%, respectively.

(d) From January 1, 2012 to April 30, 2012, Forward Management had a contractual obligation to waive any portion of its fees in amounts necessary to limit the Large Cap Dividend Fund’s Investor Class, Institutional Class and Class A shares’ operating expenses to an annual rate of 1.34%, 0.99% and 1.49%, respectively.

(e) From January 1, 2012 to April 30, 2012, Forward Management had a contractual obligation to waive any portion of its fees in amounts necessary to limit the Small Cap Equity Fund’s Investor Class, Institutional Class, Class A and Class M shares’ operating expenses to an annual rate of 1.29%, 0.99%, 1.34% and 0.99%, respectively.

Pursuant to the Expense Limitation Agreements, each Fund will reimburse Forward Management for any fee waivers and expense reimbursements made by Forward Management, provided that any such reimbursements made by a Fund to Forward Management will not cause the Fund’s expense limitation to exceed expense limitation rates in existence at the time the expense was incurred, or at the time of the reimbursement, whichever expense limitation rate is lower, and the reimbursement is made within three years following the year in which the expenses were incurred.

For the six months ended June 30, 2012, the fee waivers and/or reimbursements were as follows:

FUND	FEES WAIVED/ REIMBURSED BY ADVISOR	RECOUPMENT OF PAST WAIVED FEES BY ADVISOR	TOTAL
Credit Analysis Long/Short Fund
Investor Class	$98,552	$0	$98,552
Institutional Class	30,232	0	30,232
Class A	1,785	0	1,785
Class C	8,873	0	8,873
Class M	11,788	0	11,788
EM Corporate Debt Fund
Investor Class	162	0	162
Institutional Class	9,629	0	9,629
Class C	1,440	0	1,440
Emerging Markets Fund
Investor Class	64,161	0	64,161
Institutional Class	98,751	0	98,751
Class M	2,900	0	2,900
Endurance Long/Short Fund
Investor Class	2,640	0	2,640
Institutional Class	24,321	0	24,321
Focus Fund
Investor Class	2,854	0	2,854
Institutional Class	12,499	0	12,499
Class A	5,940	0	5,940
Global Credit Long/Short Fund
Investor Class	8,931	0	8,931
Institutional Class	9,103	0	9,103
Class C	8,557	0	8,557
Class M	8,577	0	8,577
International Dividend Fund
Investor Class	8,233	0	8,233
Institutional Class	35,779	0	35,779
Class M	97	0	97

June 30, 2012	200

Notes to Financial Statements (Unaudited)

FUND	FEES WAIVED/ REIMBURSED BY ADVISOR	RECOUPMENT OF PAST WAIVED FEES BY ADVISOR	TOTAL
Large Cap Dividend Fund
Investor Class	$184	$0	$184
Institutional Class	11,649	0	11,649
Class A	25,324	0	25,324
Select EM Dividend Fund
Investor Class	6,399	0	6,399
Institutional Class	23,021	0	23,021
Class C	3,240	0	3,240
Class M	4,235	0	4,235
Small Cap Equity Fund
Investor Class	62,101	0	62,101
Institutional Class	29,396	0	29,396
Class A	1,510	0	1,510
Class M	6,132	0	6,132
Tactical Enhanced Fund
Investor Class	11,880	0	11,880
Institutional Class	9,811	0	9,811
Class A	2,722	0	2,722
Class C	2,220	0	2,220
Class M	43	0	43
Tactical Growth Fund
Investor	N/A	(1,021)	(1,021)
Institutional Class	N/A	(1,483)	(1,483)
Class A	N/A	(85)	(85)
Class C	N/A	(461)	(461)
Class M	N/A	(864)	(864)
Managed Futures Strategy Fund
Investor Class	3,572	0	3,572
Institutional Class	3,234	0	3,234
Class C	3,222	0	3,222
Class Z	20,749	0	20,749

As of June 30, 2012, the balances of recoupable expenses for each Fund were as follows:

FUND	2009	2010	2011	2012	TOTAL
Credit Analysis Long/Short Fund
Investor Class	$131,749	$224,852	$224,150	$98,552	$679,303
Institutional Class	7,967	20,942	46,411	30,232	105,552
Class A	—	2,641	3,274	1,785	7,700
Class C	3,524	21,242	23,909	8,873	57,548
Class M	—	4,306	7,943	11,788	24,037
EM Corporate Debt Fund
Investor Class	7,844	29,658	44,114	162	81,778
Institutional Class	21,720	84,988	50,200	9,629	166,537
Class C	5,988	15,710	11,700	1,440	34,838
Emerging Markets Fund
Investor Class	47,561	93,403	180,588	64,161	385,713
Institutional Class	253,793	489,489	236,534	98,751	1,078,567
Class M	—	501	873	2,900	4,274

201	June 30, 2012

Notes to Financial Statements (Unaudited)

FUND	2009		2010	2011	2012	TOTAL
Endurance Long/Short Fund
Investor Class	—		—	—	$2,640	$2,640
Institutional Class	—		—	—	24,321	24,321
Focus Fund
Investor Class	$5,430		$9,758	$4,525	2,854	22,567
Institutional Class	10,398		35,885	19,188	12,499	77,970
Class A	18,871		48,395	24,491	5,940	97,697
Global Credit Long/Short Fund
Investor Class	—		—	7,653	8,931	16,584
Institutional Class	—		—	7,717	9,103	16,820
Class C	—		—	7,560	8,557	16,117
Class M	—		—	7,569	8,577	16,146
International Dividend Fund
Investor Class	39,170		96,183	49,213	8,233	192,799
Institutional Class	35,198		23,105	49,662	35,779	143,744
Class M	—		—	201	97	298
Large Cap Dividend Fund
Investor Class	—		—	124	184	308
Institutional Class	18,273		4,291	20,022	11,649	54,235
Class A	53,586		50,187	50,269	25,324	179,366
Select EM Dividend Fund
Investor Class	—		—	6,226	6,399	12,625
Institutional Class	—		—	45,397	23,021	68,418
Class C	—		—	3,980	3,240	7,220
Class M	—		—	4,468	4,235	8,703
Small Cap Equity Fund
Investor Class	6,652	(a)	—	200,205	62,101	268,958
Institutional Class	28,313	(a)	—	152,991	29,396	210,700
Class A	—		—	3,247	1,510	4,757
Class M	—		—	212	6,132	6,344
Tactical Enhanced Fund
Investor Class	—		—	14,764	11,880	26,644
Institutional Class	—		—	21,125	9,811	30,936
Class A	—		—	2,220	2,722	4,942
Class C	—		—	3,242	2,220	5,462
Class M	—		—	32	43	75
Commodity Long/Short Strategy Fund
Investor Class	—		—	4,817	—	4,817
Institutional Class	—		—	7,194	—	7,194
Class C	—		—	411	—	411
Class M	—		—	356	—	356
Class Z	—		—	854	—	854
Managed Futures Strategy Fund
Investor Class	—		—	—	3,572	3,572
Institutional Class	—		—	—	3,234	3,234
Class C	—		—	—	3,222	3,222
Class Z	—		—	—	20,749	20,749

(a) The recoupable expense balances include recoupable expenses from the reorganization of the Forward Mini-Cap Fund into the Small Cap Equity Fund.

June 30, 2012	202

Notes to Financial Statements (Unaudited)

4. Distribution and Shareholder Services Plans

The Funds have adopted Distribution Plans (the “Distribution Plans”) pursuant to Rule 12b-1 of the 1940 Act which allow each of the Funds to pay for the sale and distribution of its shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares, up to 0.35% of the Fund’s average daily net assets attributable to Class A shares, and up to 0.75% of the Fund’s average daily net assets attributable to Class C shares.

The Funds have adopted Shareholder Services Plans (the “Shareholder Services Plans”) that may be used to pay shareholder servicing fees at an annual rate of up to 0.15% of the Fund’s average daily net assets attributable to Investor Class shares, up to 0.05% of the Fund’s average daily net assets attributable to Institutional Class shares, up to 0.20% of the Fund’s average daily net assets attributable to Class A shares, up to 0.25% of the Fund’s average daily net assets attributable to Class C shares and up to 0.10% of the Fund’s average daily net assets attributable to Class M shares.

The expenses of the Distribution Plans and the Shareholder Services Plans are reflected as distribution and service fees in the Statement of Operations.

Effective April 16, 2012, Forward Securities, LLC (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as an agent for the Funds and the distributor of their shares. Prior to April 16, 2012, ALPS Distributors, Inc. served as the Funds’ distributor.

ALPS Fund Services, Inc. (“AFS”) serves as the Funds’ administrator.

AFS serves as the Funds’ transfer agent and dividend paying agent.

BBH is the Funds’ custodian.

5. Trustee and Officer Fees

The Funds do not pay any compensation directly to the officers or trustees who are also trustees, officers or employees of Forward Management or its affiliates, except as noted below. As of June 30, 2012, there were six Trustees and one Advisory Board Members, five of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Funds will pay each Independent Trustee and Advisory Board Member a retainer fee in the amount of $35,000 per year, $12,500 each per regular meeting for attendance in person, $9,000 each per regular meeting for attendance by telephone, $3,000 each for attendance in person at each special meeting that is not held in conjunction with a regular meeting, $2,250 each for attendance at a special telephonic meeting, and $1,000 each per day for participation in Trust-related meetings not held in conjunction with a meeting. The Chairman of the Board of Trustees, the Chairman of the Audit Committee and the Chairman of the Nominating Committee each receive a special retainer fee in the amount of $10,000, $10,000 and $7,500, respectively per year. The interested Trustee will receive no compensation from the Funds. In addition, Independent Trustees and Advisory Board members receive reimbursements for reasonable out-of-pocket expenses incurred for their services as a Trustee.

The Funds’ Chief Compliance Officer is employed by Forward Management. The Funds pay an allocated portion of the Chief Compliance Officer’s compensation and other related expenses, subject to approval by the Board of Trustees.

203	June 30, 2012

Notes to Financial Statements (Unaudited)

6. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Funds. Based on experience, however, the Funds expect the risk of loss to be remote.

7. Shares of Beneficial Interest

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. The Board of Trustees may establish additional Funds and classes of shares at any time in the future without shareholder approval. Holders of shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

The following entities owned of record or beneficially, as of June 30, 2012, 5% or greater of any class of the Funds’ outstanding equity securities:

FUND	NAME	PERCENTAGE
Credit Analysis Long/Short Fund
Investor	National Financial Services Corp.	26.19%
	Charles Schwab & Co., Inc.	21.34%
	LPL Financial Services	13.13%
	Pershing, LLC	5.84%

Institutional	Pershing, LLC	24.14%
	National Financial Services Corp.	23.41%
	Charles Schwab & Co., Inc.	18.59%
	Forward Management, LLC	10.97%
	TD Ameritrade, Inc.	7.98%
	MSCS Financial Services Trust	6.82%

Class A	Pershing, LLC	33.51%
	UBS Financial Services Inc.	21.81%
	Forward Management, LLC	16.13%
	RBC Capital Markets, LLC	8.09%
	Merrill Lynch Pierce Fenner & Smith	7.45%

Class C	National Financial Services Corp.	27.98%
	Wells Fargo Investments, LLC	23.68%
	Pershing, LLC	9.77%
	Merrill Lynch Pierce Fenner & Smith	6.26%

Class M	Wells Fargo Investments, LLC	78.05%
	Merrill Lynch Pierce Fenner & Smith	19.17%

EM Corporate Debt Fund
Investor	National Financial Services Corp.	90.39%

Institutional	Brown Brothers Harriman & Co.	89.27%
	Morgan Stanley	7.17%

Class C	Forward Management, LLC	89.76%
Emerging Markets Fund
Investor	Charles Schwab & Co., Inc.	35.17%
	William Blair & Co., LLC	29.08%
	National Financial Services Corp.	12.99%

Institutional	Charles Schwab & Co., Inc.	20.89%
	National Financial Services Corp.	17.09%
	MSCS Financial Services Trust	16.03%
	Wells Fargo Investments, LLC	14.29%
	The Vanguard Group, Inc.	6.71%
	Pershing, LLC	5.59%

Class M	Wells Fargo Investments, LLC	75.46%
	Charles Schwab & Co., Inc.	24.48%

Endurance Long/Short Fund
Investor	Forward Management, LLC	100.00%

Institutional	JP Morgan	65.48%
	Forward Management, LLC	27.46%

Focus Fund
Investor	Morgan Stanley	93.41%

Institutional	Morgan Stanley	54.22%
	MSCS Financial Services Trust	38.02%
	Charles Schwab & Co., Inc.	7.74%

Class A	Morgan Stanley	87.00%
	National Financial Services Corp.	5.10%

Global Credit Long/Short Fund
Investor	Forward Management, LLC	90.74%

Institutional	Forward Management, LLC	90.27%

June 30, 2012	204

Notes to Financial Statements (Unaudited)

FUND	NAME	PERCENTAGE
Global Credit Long/Short Fund (continued)
Class C	Forward Management, LLC	100.00%

Class M	Forward Management, LLC	100.00%

International Dividend Fund
Investor	National Financial Services Corp.	33.44%
	Morgan Stanley	15.17%
	Charles Schwab & Co., Inc.	11.45%
	Pershing, LLC	10.96%

Institutional	Brown Brothers Harriman & Co.	73.45%
	National Financial Services Corp.	9.45%
	MSCS Financial Services Trust	6.11%

Class M	Stifel Nicolaus & Co.	54.86%
	LPL Financial Services	26.12%
	Wells Fargo Investments, LLC	19.02%

International Small Companies Fund
Investor	Charles Schwab & Co., Inc.	33.30%
	E*Trade Clearing LLC	17.22%
	National Financial Services Corp.	16.50%
	Pershing, LLC	5.90%
	LPL Financial Services	5.86%

Institutional	National Financial Services Corp.	71.72%
	Charles Schwab & Co., Inc.	18.56%

Class A	Pershing, LLC	39.73%
	LPL Financial Services	18.57%
	Wells Fargo Investments, LLC	10.67%
	FSC Securities Corp	7.46%
	H. Beck, Inc (Broker Dealer)	5.69%

Class M	Wells Fargo Investments, LLC	99.47%

Large Cap Dividend Fund
Investor	Pershing, LLC	40.29%
	JP Turner & Co., LLC	35.57%
	Forward Management, LLC	12.99%
	Primevest Financial Services	11.14%

Institutional	MSCS Financial Services Trust	67.57%
	SEI Private Trust Co.	26.56%

Class A	Morgan Stanley	88.92%

Select EM Dividend Fund
Investor	Forward Management, LLC	52.99%
	National Financial Services Corp.	23.72%
	Charles Schwab & Co., Inc.	12.01%

Institutional	Brown Brothers Harriman & Co.	99.82%
Select EM Dividend Fund (continued)
Class C	Forward Management, LLC	97.30%

Class M	Forward Management, LLC	69.24%
	Charles Schwab & Co., Inc.	28.55%

Small Cap Equity Fund
Investor	Charles Schwab & Co., Inc.	27.03%
	National Financial Services Corp.	22.75%
	Pershing, LLC	9.06%

Institutional	Charles Schwab & Co., Inc.	51.88%
	LPL Financial Services	13.12%
	National Financial Services Corp.	7.09%
	Wells Fargo Investments, LLC	6.21%
	Pershing, LLC	5.58%

Class A	Pershing, LLC	46.74%
	LPL Financial Services	32.28%
	National Financial Services Corp.	9.30%

Class M	Wells Fargo Investments, LLC	94.38%

Tactical Enhanced Fund
Investor	Charles Schwab & Co., Inc.	59.25%
	TD Ameritrade, Inc.	15.57%
	National Financial Services Corp.	15.11%
	Pershing, LLC	8.02%

Institutional	Pershing, LLC	33.05%
	TD Ameritrade, Inc.	26.86%
	MSCS Financial Services Trust	17.61%
	National Financial Services Corp.	17.13%

Class A	National Financial Services Corp.	83.52%
	Pershing, LLC	14.07%

Class C	Stifel Nicolaus & Co.	47.19%
	National Financial Services Corp.	36.96%
	LPL Financial Services	7.47%

Class M	LPL Financial Services	53.20%
	Forward Management, LLC	46.80%

Tactical Growth Fund
Investor	National Financial Services Corp.	37.22%
	Charles Schwab & Co., Inc.	24.09%
	Pershing, LLC	14.84%
	LPL Financial Services	9.78%

Institutional	National Financial Services Corp.	33.31%
	Charles Schwab & Co., Inc.	23.29%
	Pershing, LLC	14.23%
	Wells Fargo Investments, LLC	5.84%
	TD Ameritrade, Inc.	5.44%

205	June 30, 2012

Notes to Financial Statements (Unaudited)

FUND	NAME	PERCENTAGE
Tactical Growth Fund (continued)
Class A	Pershing, LLC	13.61%

Class C	Pershing, LLC	5.96%
	National Financial Services Corp.	5.62%
	Wells Fargo Investments, LLC	5.50%

Class M	Morgan Stanley	55.06%
	Wells Fargo Investments, LLC	39.91%

Commodity Long/Short Strategy Fund
Investor	National Financial Services Corp.	47.90%
	Pershing, LLC	18.01%
	Charles Schwab & Co., Inc.	15.72%
	LPL Financial Services	6.16%

Institutional	MSCS Financial Services Trust	33.90%
	Charles Schwab & Co., Inc.	25.28%
	National Financial Services Corp.	23.95%
Commodity Long/Short Strategy Fund (continued)
Class C	Pershing, LLC	40.43%
	National Financial Services Corp.	5.68%

Class M	Morgan Stanley	88.59%
	Merrill Lynch Pierce Fenner & Smith	7.25%

Class Z	Brown Brothers Harriman & Co.	100.00%

Managed Futures Strategy Fund
Investor	Forward Management, LLC	76.76%
	National Financial Services Corp.	11.80%
	Charles Schwab & Co., Inc.	10.03%

Institutional	Forward Management, LLC	93.58%
	Charles Schwab & Co., Inc.	6.42%

Class C	Forward Management, LLC	95.88%

Class Z	Brown Brothers Harriman & Co.	100.00%

8. Purchases and Sales of Investments

Investment transactions for the six months ended June 30, 2012, excluding U.S Government Obligations, short-term investments, and short sales were as follows:

FUND	COST OF INVESTMENTS PURCHASED	PROCEEDS FROM INVESTMENTS SOLD
Credit Analysis Long/Short Fund	$271,535,744	$133,903,530
EM Corporate Debt Fund	103,792,721	38,531,930
Emerging Markets Fund	27,572,097	46,459,191
Endurance Long/Short Fund	5,944,419	2,239,104
Focus Fund	282,616	700,714
Global Credit Long/Short Fund	7,425,456	7,066,856
International Dividend Fund	52,242,443	10,821,670
International Small Companies Fund	150,180,357	221,599,921
Large Cap Dividend Fund	2,645,582	3,164,272
Select EM Dividend Fund	3,301,196	3,335,596
Small Cap Equity Fund	26,568,262	36,674,044
Tactical Enhanced Fund	0	0
Tactical Growth Fund	131,800,684	233,310,515
Commodity Long/Short Strategy Fund	35,875,953	13,998,930
Managed Futures Strategy Fund	6,845,389	0

Investment transactions in U.S. Government Obligations for the six months ended June 30, 2012 were as follows:

FUND	COST OF INVESTMENTS PURCHASED	PROCEEDS FROM INVESTMENTS SOLD
EM Corporate Debt Fund	$6,014,591	$3,529,273
Global Credit Long/Short Fund	1,467,398	1,458,541
Commodity Long/Short Strategy Fund	48,596,860	34,817,937

June 30, 2012	206

Notes to Financial Statements (Unaudited)

9. Tax Basis Information

Tax Basis of Investments: As of June 30, 2012, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION / (DEPRECIATION)
Credit Analysis Long/Short Fund	$452,958,100	$20,367,554	$(2,518,451)	$17,849,103
EM Corporate Debt Fund	85,872,396	751,618	(3,648,272)	(2,896,654)
Emerging Markets Fund	29,892,254	2,984,252	(2,148,472)	835,780
Endurance Long/Short Fund	3,899,500	110,117	(284,679)	(174,562)
Focus Fund	7,392,485	1,106,372	(373,980)	732,392
Global Credit Long/Short Fund	5,317,478	75,390	(502,496)	(427,106)
International Dividend Fund	48,896,571	2,265,613	(3,106,798)	(841,185)
International Small Companies Fund	253,271,260	33,820,236	(17,341,253)	16,478,983
Large Cap Dividend Fund	12,236,572	2,407,170	(295,927)	2,111,243
Select EM Dividend Fund	7,086,928	585,298	(941,412)	(356,114)
Small Cap Equity Fund	38,429,291	4,579,643	(3,062,639)	1,517,004
Tactical Enhanced Fund	33,818,889	558	(6,184)	(5,626)
Tactical Growth Fund	1,029,457,836	17,041	0	17,041
Commodity Long/Short Strategy Fund	158,944,684	481,533	(140,671)	340,862
Managed Futures Strategy Fund	8,004,630	22,175	(7,562)	14,613

Capital Losses: As of December 31, 2011, the following Funds had available for Federal income tax purposes unused capital losses as follows:

Pre-Enactment Capital Losses

FUND	EXPIRING IN	EXPIRING IN
	2016	2017
EM Corporate Debt Fund	—	$51,786
International Dividend Fund(a)	—	2,145,728
International Small Companies Fund	$53,537,057	179,253,577
Large Cap Dividend Fund	—	1,991,875
Small Cap Equity Fund(a)	5,901,099	33,010,654

(a) Subject to limitations under §382 of the Code.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by each Fund after January 1, 2011 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment.

Post-Enactment Capital Losses*

Capital losses deferred to next tax year were as follows:

FUND	SHORT-TERM	LONG-TERM
Credit Analysis Long/Short Fund	$4,012,901	—
EM Corporate Debt Fund	650,651	—
Select EM Dividend Fund	1,392,047	$315,541
Commodity Long/Short Strategy Fund	189,548	—

207	June 30, 2012

Notes to Financial Statements (Unaudited)

The Fund elects to defer to the period ending December 31, 2012, capital losses recognized during the period November 1, 2011 to December 31, 2011 in the amount of:

AMOUNT
Credit Analysis Long/Short Fund	$731,596
EM Corporate Debt Fund	225,535
Emerging Markets Fund	3,934,394
International Dividend Fund	123,077
International Small Companies Fund	15,826,107
Large Cap Dividend Fund	15,076
Select EM Dividend Fund	305,571
Small Cap Equity Fund	1,837,718
Tactical Enhanced Fund	1,116,617
Tactical Growth Fund	24,720,243
Commodity Long/Short Strategy Fund	88,163

The Fund elects to defer to the period ending December 31, 2012, late year ordinary losses recognized during the period November 1, 2011 to December 31, 2011 in the amount of:

AMOUNT
EM Corporate Debt Fund	$6,932
Emerging Markets Fund	152,135
International Dividend Fund	2,175
International Small Companies Fund	935,700
Select EM Dividend Fund	597

*Post-Enactment Capital Losses arise in fiscal years beginning after December 22, 2010, and exclude any elective late-year capital losses (during the period November 1st to December 31st) deferred for the current fiscal year. As a result of the enactment of the Regulated Investment Company Act of 2010, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

(a) Subject to limitations under §382 of the Code.

Tax Basis of Distributions to Shareholders: Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end: accordingly, tax basis balances have not been determined as of June 30, 2012.

The tax character of distributions paid for the year ended December 31, 2011, were as follows:

FUND	ORDINARY INCOME TOTAL	LONG-TERM CAPITAL TOTAL	RETURN OF CAPITAL
Credit Analysis Long/Short Fund	$7,849,892	$409,851	—
EM Corporate Debt Fund	2,749,836	—	—
Emerging Markets Fund	9,078,057	19,075,980	—
Focus Fund	253,678	670,121	—
Global Credit Long/Short Fund	164,218	—	—
International Dividend Fund	465,617	—	—
International Small Companies Fund	5,151,515	—	—
Large Cap Dividend Fund	561,000	—	—
Select EM Dividend Fund	334,866	—	$2,543
Tactical Enhanced Fund	—	55,210	—
Tactical Growth Fund	—	5,087,354	—
Commodity Long/Short Strategy Fund	1,762,211	—	15,048

June 30, 2012	208

Notes to Financial Statements (Unaudited)

10. Portfolio of Investments

The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

11. New Accounting Pronouncements

In December 2011, Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”) to enhance disclosures requiring improved information about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

12. Subsequent Events

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2012. However, the following are details relating to the subsequent events through the date the financial statements were issued.

Change in Custodian:

Effective November 1, 2012, Citibank, N.A. will serve as custodian for the Trust.

The following information applies to the Forward Emerging Markets Fund (the “Fund”) only:

On, July 31, 2012 the Board of Trustees, including all of the independent Trustees, approved, on behalf of the Forward Emerging Markets Fund (the “Fund”): (i) changes to the principal investment strategies and principal risks of the Fund; (ii) the termination of the Investment Sub-Advisory Agreement among Forward Management, the Trust and Pictet Asset Management Limited (“Pictet Ltd”); (iii) changes to the advisory arrangement of the Fund; and (iv) a reduction in the management fee and expense limits for the Fund.

Change to Principal Investment Strategies: Effective September 1, 2012, the Fund’s Principal Investment Strategies will be as follows:

Principal Investment Strategies: Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of emerging market companies. The Fund normally invests in not fewer than eight emerging market countries. An issuer of a security generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country. The Fund may invest in securities of any market capitalization.

Forward Management selects investments based on their fundamental quality, dividend yield, dividend growth potential, valuation and anticipated price appreciation. The Advisor typically employs a proprietary statistical measurement of relative dividend yield to identify attractive investment opportunities. The Advisor draws on both internal and external resources to assess country factors, industry dynamics, business franchise/management strategy, financial analysis and valuation. The Fund invests a substantial amount of its assets in foreign securities which are denominated in foreign currencies. The Advisor generally chooses not to hedge the Fund’s currency exposure.

209	June 30, 2012

Notes to Financial Statements (Unaudited)

In order to reduce transaction costs, the Advisor will purchase futures and ETFs to manage the Fund’s cash holdings by gaining exposure to equity securities of emerging markets companies. The Advisor may purchase high grade short term fixed income securities to serve as collateral for futures purchased.

Termination of Pictet Ltd as Sub-Advisor: Effective September 1, 2012, Pictet Ltd will cease serving as the Fund’s sub-advisor and Forward Management will assume direct management responsibility with respect to the Fund.

Reduction in Management Fee and Expense Limits: Effective September 1, 2012, the management fee Forward Management receives from the Fund is permanently reduced from an annual rate (as a percentage of the Fund’s average daily net assets) of 1.25% on the first $500 million of the Fund’s average daily net assets, 1.20% on the second $500 million of the Fund’s average daily net assets and 1.15% on the Fund’s average daily net assets in excess of $1 billion to an annual rate of 1.10% on the Fund’s average daily net assets. Additionally, effective September 1, 2012, the expense limit (as a percentage of the applicable class of the Fund’s average daily net assets) applicable to each class of the Fund is permanently reduced as follows:

Class	Expense Limit Prior to September 1, 2012	Expense Limit Effective September 1, 2012
Investor Class	1.89%	1.79%
Institutional Class	1.49%	1.39%
Class C	2.49%	2.39%
Class M	1.49%	1.39%

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q was filed for the quarter ended March 31, 2012. The Funds' Form N-Q is available on the SEC's website at www.sec.gov and may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the Funds' proxy voting policies and procedures and how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2012 are available (i) without charge, upon request, by calling 1-800-999-6809 and (ii) on the Securities and Exchange Commission's website at www.sec.gov.

June 30, 2012	210

Approval of the Investment Management Agreements and Investment Sub-Advisory Agreements (Unaudited)

APPROVAL OF THE INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees (the “Board”) of the Trust oversees the management of each series of the Trust and, as required by law, initially approves, and determines annually whether to renew, the investment advisory and sub-advisory agreements for management of each series of the Trust.

At an in-person meeting of the Board held on December 14-15, 2011, the Board, including all of the Independent Trustees, approved an Amended and Restated Investment Management Agreement (a “New Series Advisory Agreement”) between Forward Management, LLC (“Forward Management” or the “Advisor”) and the Trust on behalf of each of the Forward Endurance Long/Short Fund and Forward Managed Futures Strategy Fund (each a “Fund” and together the “Funds” or “New Series”).

In connection with this meeting, the Board, through counsel to the Trust and Independent Trustees and through the administrator of the Funds, requested information to enable the Board to evaluate the terms of the New Series Advisory Agreements. In response, Forward Management provided materials to the Board for its evaluation. In considering whether to initially approve the New Series Advisory Agreements, the Board also reviewed supplementary information, including: portfolio composition; advisory fee and expense comparisons; financial information regarding Forward Management; descriptions of Forward Management’s compliance programs; portfolio trading practices and information about the personnel proposed to provide investment management and administrative services to the New Series; and the nature of services to be provided under the New Series Advisory Agreements.

Discussed below are the factors the Board considered in approving the New Series Advisory Agreements. This discussion is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at Board and committee meetings. The approval determinations were made on the basis of each Board member’s business judgment after consideration of all of the information taken as a whole. Individual Board members may have given different weights to certain factors and assigned various degrees of materiality to information in connection with the approval process.

In evaluating the New Series Advisory Agreements, the Board, including the Independent Trustees, principally considered the following factors, among others: (i) the nature, extent and quality of the services to be provided by Forward Management; (ii) the ability of Forward Management to provide high quality investment management services (iii) the reasonableness of investment advisory compensation to be paid and a comparative analysis of expense ratios of, and advisory fees paid by, similar funds; (iv) the profits to be realized by Forward Management from its relationships with the New Series; (v) the extent to which the fees to be paid to Forward Management reflect economies of scale; and (vi) if applicable, any benefits to be derived by Forward Management from its relationship with the New Series, such as soft dollar arrangements. The Board also considered the ability of Forward Management to provide an appropriate level of support and resources to the New Series and whether Forward Management has sufficiently qualified personnel. The Board also considered the overall financial soundness of Forward Management as it relates to their ability to provide services to the New Series.

Additional discussion of certain of these factors follows:

Nature, Extent and Quality of the Services

The Board considered the nature of the services expected to be provided under the New Series Advisory Agreements. The Board considered the ability of Forward Management to provide an appropriate level of support and resources to the New Series and whether Forward Management has sufficiently qualified personnel. The Board noted the background and experience of Forward Management’s senior management and

211	June 30, 2012

Approval of the Investment Management Agreements and Investment Sub-Advisory Agreements (Unaudited)

investment personnel. The Board also noted that because the series of the Trust are Forward Management’s principal investment advisory clients, the expertise of, and amount of attention expected to be given to the New Series by Forward Management’s team is substantial. The Board considered Forward Management’s ability to attract and retain qualified business professionals, including recent enhancements to Forward Management’s portfolio management and risk management capabilities. The Board also determined that Forward Management has made a commitment to maintain the financial and operational resources reasonably necessary to manage the New Series. The Board also favorably considered Forward Management’s entrepreneurial commitment to the management and success of the New Series, which entails a substantial financial and professional commitment.

The Board also considered Forward Management’s compliance operations with respect to the Trust, including measures taken by Forward Management to assist the Trust, including the New Series, in complying with Rule 38a-1 under the 1940 Act. The Board noted that personnel at Forward Management represented that the firm had no significant compliance or administrative problems over the past year and that no material deficiencies were found by any independent audit. The Board also noted that no material compliance issues were found by the U.S. Securities and Exchange Commission in its recent routine examination of Forward Management and the series of the Trust.

The Board concluded that it was satisfied with the nature, extent and quality of the services expected to be provided by Forward Management under the New Series Advisory Agreements.

Investment Performance

The Board noted that the New Series have yet to commence operations, and the Board concluded that Forward Management has the ability to provide high quality investment management services to the New Series over the long-term, subject to ongoing review of each Fund’s performance by the Board.

Profitability and Reasonableness of Advisory Compensation

The Board considered the costs of services to be provided and profits to be realized by Forward Management from its relationship with the New Series, including the overall financial soundness of Forward Management. The Board considered financial information previously provided by Forward Management, which showed an operating loss for the year ended December 31, 2010, but a strong balance sheet for the first half of 2011 and a demonstrated commitment to the Funds and new product support. The Board noted Forward Management’s corporate structure and ownership interests and the commitment to Forward Management by the controlling entities of Forward Management. The Board noted that Forward Management has been responsive to inquiries over time regarding the firm’s financial resources and ability to serve as the investment advisor to the Funds, and the Board has been satisfied with this information. The Board further noted that with respect to the New Series, it generally is difficult to estimate or evaluate the expected profitability of newly organized funds, and that typically newly organized funds are not initially profitable to an investment adviser.

The Board also considered information regarding the investment management fees expected to be charged to the New Series by Forward Management and those Forward Management charges to other series of the Trust. The Trustees also compared the estimated investment management fees and operating expenses for the New Series with those of other comparable mutual funds, noting that the proposed investment management fee for each Fund is within the range of the fees of the comparable funds presented in a universe of peers most similar to each Fund. The Board also noted how the New Series may differ in certain ways from the comparable funds presented in its universe of peers.

The Board noted that Forward Management’s business currently consists primarily of managing the series of the Trust. The Board noted that Forward Management

June 30, 2012	212

Approval of the Investment Management Agreements and Investment Sub-Advisory Agreements (Unaudited)

does not currently manage investment accounts with a strategy similar to the Forward Managed Futures Strategy Fund, and so it is not possible to compare the fees to be charged to the Fund with fees charged to other non-investment company clients of Forward Management. The Board noted that Forward Management currently manages an investment account with a strategy similar to the Forward Endurance Long/Short Fund. The Board considered the fees to be charged to the Forward Endurance Long/Short Fund and the investment account and noted differences in the management of the Fund and account and the level of services required to be provided by Forward Management to the Fund and account. The Board also noted that the overall expense ratios of the New Series are currently limited by Forward Management pursuant to contractual expense limitation agreements.

The Board also concluded that the expected profitability of Forward Management with respect to the New Series was not excessive and that the advisory fee to be charged to the New Series was reasonable in light of the services to be provided.

Economies of Scale

The Board considered the potential of Forward Management and the New Series to experience economies of scale as the New Series grows in size, but recognized that, at the outset, the New Series would have relatively small asset levels. The Board noted that Forward Management has typically subsidized series of the Trust at smaller asset levels. The Board concluded that, considering the fee and financial information considered by the Board, the current fee structures reflected in the New Series Advisory Agreements are appropriate. The Board also noted that it would have the opportunity to periodically re-examine whether the New Series have achieved economies of scale and the appropriateness of advisory fees payable to Forward Management in the future.

Any Additional Benefits and other Considerations

The Board considered ancillary benefits to be received by Forward Management as a result of Forward Management’s proposed relationship with the New Series, including the fees to be paid by the New Series, to ReFlow Management Co., LLC, a company that is affiliated with Forward Management, for the New Series’ participation in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In addition, the Board also took into consideration the potential benefits that may be derived by Forward Management as a result of the establishment of Forward Securities, LLC, an affiliated broker-dealer that serves as distributor for the Funds. The Board also considered any benefits to be derived by Forward Management from soft dollar arrangements, and noted that the Board will receive regular reports from Forward Management regarding its soft dollar policies and usage. The Board concluded that any potential benefits to be derived by Forward Management from its proposed relationship with the New Series include potential for larger assets under management and reputational benefits, which are consistent with those generally derived by investment advisors to mutual funds.

Based on the Trustees’ deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, found that: (i) the compensation payable under each New Series Advisory Agreement is fair and bears a reasonable relationship to the services to be rendered; and (ii) the approval of each New Series Advisory Agreement is in the best interests of each respective New Series and its shareholders. Based on the Trustees’ deliberations and their evaluation of the information described above, the Trustees, including all of the Independent Trustees, unanimously approved each New Series Advisory Agreement.

213	June 30, 2012

Investment Advisor

Forward Management, LLC

Administrator

ALPS Fund Services, Inc.

Distributor

Forward Securities, LLC

Counsel

Dechert LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Custodian

Brown Brothers Harriman & Co.

Transfer Agent

ALPS Fund Services, Inc.

Forward Funds

P.O. Box 1345

Denver, CO 80201

(800) 999-6809

www.forwardinvesting.com

Forward Commodity Long/Short Strategy Fund

Forward CorePlus Fund

Forward Credit Analysis Long/Short Fund

Forward EM Corporate Debt Fund

Forward Emerging Markets Fund

Forward Endurance Long/Short Fund

Forward Extended MarketPlus Fund

Forward Focus Fund

Forward Frontier Strategy Fund

Forward Global Credit Long/Short Fund

Forward Global Infrastructure Fund

Forward High Yield Bond Fund

Forward International Dividend Fund

Forward International Real Estate Fund

Forward International Small Companies Fund

Forward Investment Grade Fixed-Income Fund

Forward Large Cap Dividend Fund

Forward Managed Futures Strategy Fund

Forward Real Estate Fund

Forward Real Estate Long/Short Fund

Forward Select EM Dividend Fund

Forward Select Income Fund

Forward Small Cap Equity Fund

Forward Strategic Alternatives Fund

Forward Tactical Enhanced Fund

Forward Tactical Growth Fund

Forward U.S. Government Money Fund

Allocation Funds

Forward Aggressive Growth Allocation Fund

Forward Balanced Allocation Fund

Forward Growth & Income Allocation Fund

Forward Growth Allocation Fund

Forward Income & Growth Allocation Fund

Forward Income Builder Fund

Printed on paper containing recycled content using soy-based inks.	SAR FWD 004180 083113

Semi-Annual Report June 30, 2012

Forward Global Infrastructure Fund

Forward International Real Estate Fund

Forward Real Estate Fund

Forward Real Estate Long/Short Fund

Forward Select Income Fund

FORWARD FUNDS:	Table of Contents

Forward Funds are distributed by Forward Securities, LLC,

101 California Street, 16th Floor, San Francisco, California 94111

The report has been prepared for the general information of Forward Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Forward Funds’ Prospectus, which contains more complete information about Forward Funds’ investment policies, management fees and expenses. Investors are reminded to read the Prospectus before investing or sending money.

June 30, 2012

1

Shareholder Update	June 30, 2012

A MESSAGE FROM:	J. Alan Reid, Jr. Chief Executive Officer

Dear Shareholder:

The markets’ gyrations in the first half of the year illustrated once again why we believe so strongly that investors need access to new problem-solving ideas and out-of-the-box strategies. As we see it, relying on long-only strategies and traditional asset allocation is a recipe for risk in these uncertain times. We look far beyond the style box to help investors meet their challenges and pursue the outcomes they are seeking.

Where to look for growth?

After a strong Q1 and volatile Q2, the S&P 500 Index was up 9.49% and the Russell 2000 Index had risen 8.53% as of June 30, 2012. Still, the latest forecasts leave doubt about the strength of the U.S. economy’s momentum. Meanwhile, global stock markets struggled through the first half of the year, rallying in June to deliver a 3.38% return for the MSCI EAFE Index and a 4.12% return for the MSCI Emerging Markets Index as of June 30, 2012.

Forward’s strategies: Our robust real estate capabilities have stood us in good stead this year. The Forward International Real Estate Fund—Institutional Class had a 34.44% year-to-date return as of the end of June. The fund was ranked number one out of the 181 Global Real Estate funds in its Morningstar category for the 1-year period as of June 30, 2012. Our Forward Real Estate Long/Short Fund—Institutional Class earned 16.51% as of June 30, 2012, while the domestically-focused Forward Real Estate Fund—Institutional Class profited from the unfolding resurgence in commercial real estate, earning 15.64% in the first half of the year (see our white paper, Inflection Point: The Start of a New Cycle in Real Estate). Not so long ago, real estate was considered an alternative asset class, but we view it as a core investment category that provides both growth and income opportunities.

With Europe’s troubles and slowing growth in Asia, it’s been a less than stellar year for many global and emerging market strategies. Still, we believe exposure to expanding emerging and global economies remains a vital component of any diversified long-term investment strategy. All but one of our offerings in the global exposure category outperformed the MSCI EAFE Index over the first two quarters, with International Real Estate (as noted above) and the Forward International Dividend Fund—Institutional Class (which was up 5.71% year to date) being the top performers.

How to deal with unabated volatility and elevated correlations?

While the VIX has been down from last fall’s stratospheric levels, investors continue to see their gains undercut by see-saw equity markets. We believe heightened volatility is a secular trend that is unlikely to reverse. Meanwhile, correlations within and among asset classes have risen markedly over the past 15 years, as discussed in our recent white paper, Managing Correlation Risk with Alternative Investments.

Forward’s strategies: Forward’s product lineup includes seven long/short portfolios that don’t depend on rising markets. In all, we offer 12 alternative funds across a variety of asset classes, providing investors with an array of tools for pursuing non-correlated returns.

What’s the answer to income needs?

With 10-year Treasuries at record lows—and no assurance that we’ve reached the market bottom yet—traditional bond strategies are failing to meet investors’ income needs.

Forward’s strategies: Our fund family offers several alternative directions for income generation. The Forward Select Income Fund—Institutional Class, which focuses on preferred REIT (Real Estate Investment Trust) stocks,

June 30, 2012	2

returned 11.44% through June 30. Employing a multi-sector bond strategy, the Forward Credit Analysis Long/Short Fund—Institutional Class was up 8.88% through June 30, 2012. Forward Select EM Dividend Fund—Institutional Class gained 11.02%, and the Forward EM Corporate Debt Fund—Institutional Class returned 5.41% as of the end of June.

Forward’s mission is to help investors and advisors stay ahead of the curve and meet the challenges of an ever changing global investment climate. That means we are constantly working to provide investors with new and updated opportunities to pursue their long-term goals for uncorrelated return, investment income, global exposure and portfolio diversification. To learn more about Forward’s strategies, please visit www.forwardinvesting.com or call us at (800) 999-6809.

We also invite you to explore the fwd thinking section of our website, where we regularly post our latest white papers and webcasts on timely investment topics.

In closing, I want to take this opportunity to thank you for entrusting us with your assets. Ultimately, everything we do is aimed at helping our investors meet their long-term objectives. We feel privileged to be your partner in that effort, and we will continue striving to earn that privilege every day.

Sincerely,

J. Alan Reid, Jr.

Chief Executive Officer

Forward

RISKS

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds which focus on alternative strategies are not suitable for all investors.

Diversification does not assure profit or protect against risk.

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund. (Forward Credit Analysis Long/Short Fund, Forward International Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund)

Concentration in a particular industry will involve a greater degree of risk than a more diversified portfolio. (Forward International Real Estate Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select Income Fund)

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested. (Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward International Dividend Fund, Forward Select EM Dividend Fund)

Investing in Exchange-Traded Funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs. (Forward EM Corporate Debt Fund)

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation. (Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund)

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk. (Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund)

3	June 30, 2012

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio. (Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward International Real Estate Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select Income Fund)

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector. (Forward International Real Estate Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select Income Fund)

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund. (Forward Credit Analysis Long/Short Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund)

The Forward Credit Analysis Long/Short Fund seeks to maximize total return (capital appreciation and income).

The Forward EM Corporate Debt Fund seeks to achieve high total return (capital appreciation and income).

The Forward International Dividend Fund seeks to achieve high total return (capital appreciation and income).

The Forward International Real Estate Fund seeks total return from both capital appreciation and current income.

The Forward Real Estate Fund seeks income with capital appreciation as a secondary goal.

The Forward Real Estate Long/Short Fund seeks total return through a combination of high current income relative to equity investment alternatives, plus long-term growth of capital.

The Forward Select EM Dividend Fund seeks to achieve high total return through capital appreciation and current income.

The Forward Select Income Fund seeks high current income and potential for modest long-term growth of capital.

The Chicago Board Options Exchange (CBOE) Volatility Index (VIX) shows the market’s expectation of 30-day volatility and is a widely used measure of market risk.

The MSCI EAFE (Europe, Australasia and Far East) Index is an unmanaged index of over 1,000 foreign common stock prices, including the reinvestment of dividends.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market.

The S&P 500 Index is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

One cannot invest directly in an index.

Correlation is a statistical measure of how two securities move in relation to each other.

Alan Reid is a registered representative of Forward Securities, LLC.

Forward Funds are distributed by Forward Securities, LLC.

The discussions concerning the funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect performance of the funds in the future, including the portfolio managers’ outlook regarding economic, market, political and other factors relevant to investment performance. These statements are based on the portfolio managers’ expectations concerning certain future events and their expected impact on the funds, and are current only through the date on the cover of this report. Forward-looking statements are inherently uncertain and are not intended to predict the future performance of the funds. Actual events may cause adjustments in the portfolio managers’ strategies from those currently expected to be employed, and the outlook of the portfolio managers is subject to change.

Forward International Real Estate Fund (KIRYX) is ranked number one in its category. (Inception 4/28/06) 1-Year Morningstar ranking of 1 among 181 Global Real Estate funds, as of 6/30/12. Morningstar rankings measure risk-adjusted returns.

© 2012 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

The Forward International Real Estate Fund was ranked against the following numbers of U.S.-domiciled Global Real Estate funds over the following time periods: 1 out of 181 funds in the last year, 24 out of 152 funds in the last three years, and 39 out of 111 in the last five years. Morningstar ranking is for the institutional class only; other classes may have different performance characteristics.

Not FDIC Insured | No Bank Guarantee | May Lose Value

© 2012 Forward Funds. All rights reserved.

June 30, 2012	4

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2012

See page 7 for important performance disclosure information about the Forward Funds.

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.forwardinvesting.com. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. Total return is based on NAV, assuming reinvestment of all distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Forward Global Infrastructure Fund(a)

	1 YEAR	5 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	-10.55%	N/A	-11.14%	05/02/11

Institutional Class	-10.15%	-2.75%	-2.75%	06/29/07

Class A (load adjusted)(b)	-15.60%	-4.17%	-4.17%	06/29/07

Class A (without load)(c)	-10.44%	-3.03%	-3.02%	06/29/07

Class B (with CDSC)(d)	-15.48%	-4.12%	-3.94%	06/29/07

Class B (without CDSC)(e)	-11.08%	-3.76%	-3.76%	06/29/07

Class C (with CDSC)(f)	-11.92%	-3.75%	-3.74%	06/29/07

Class C (without CDSC)(g)	-11.04%	-3.75%	-3.74%	06/29/07

Class M	-10.19%	N/A	3.92%	02/01/10

Forward International Real Estate Fund(h)

	1 YEAR	5 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	7.78%	N/A	3.61%	05/02/11

Institutional Class	8.30%	-3.19%	1.18%	04/28/06

Class A (load adjusted)(b)	1.66%	-4.57%	-0.03%	04/28/06

Class A (without load)(c)	7.87%	-3.43%	0.94%	04/28/06

Class C (with CDSC)(f)	6.20%	-4.15%	0.18%	04/28/06

Class C (without CDSC)(g)	7.15%	-4.15%	0.18%	04/28/06

Class M	8.37%	N/A	4.09%	05/02/11

Forward Real Estate Fund(i)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	9.94%	-0.32%	7.59%	8.88%	05/10/99

Institutional Class	10.38%	N/A	N/A	0.66%	05/01/08

Class A (load adjusted)(b)	3.84%	N/A	N/A	24.07%	06/12/09

Class A (without load)(c)	10.17%	N/A	N/A	26.52%	06/12/09

Class C (with CDSC)(f)	8.27%	N/A	N/A	25.55%	06/12/09

Class C (without CDSC)(g)	9.27%	N/A	N/A	25.55%	06/12/09

5	June 30, 2012

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2012

See page 7 for important performance disclosure information about the Forward Funds.

Forward Real Estate Long/Short Fund(j)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	9.52%	N/A	N/A	6.85%	05/02/11

Institutional Class	9.98%	-3.84%	N/A	-1.12%	04/28/06

Class A (load adjusted)(b)	3.32%	-5.68%	4.26%	10.03%	09/15/99

Class A (without load)(c)	9.61%	-4.56%	4.88%	10.54%	09/15/99

Class B (with CDSC)(d)	3.82%	-5.53%	4.10%	9.72%	09/15/99

Class B (without CDSC)(e)	8.82%	-5.27%	4.10%	9.72%	09/15/99

Class C (with CDSC)(f)	7.76%	-5.27%	4.10%	9.72%	09/15/99

Class C (without CDSC)(g)	8.76%	-5.27%	4.10%	9.72%	09/15/99

Class M	9.99%	N/A	N/A	7.34%	05/02/11

Forward Select Income Fund(k)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class(l)	N/A	N/A	N/A	14.90%	10/26/11

Institutional Class	9.17%	3.13%	N/A	4.39%	04/28/06

Class A (load adjusted)(b)	2.62%	1.63%	5.66%	8.62%	03/30/01

Class A (without load)(c)	8.86%	2.84%	6.29%	9.19%	03/30/01

Class B (with CDSC)(d)(m)	3.12%	1.78%	5.47%	8.36%	03/30/01

Class B (without CDSC)(e)(m)	8.12%	2.03%	5.47%	8.36%	03/30/01

Class C (with CDSC)(f)(m)	7.10%	2.03%	5.47%	8.36%	03/30/01

Class C (without CDSC)(g)(m)	8.10%	2.03%	5.47%	8.36%	03/30/01

Class M	9.22%	N/A	N/A	15.92%	02/01/10

(a) Prior to the close of business on June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.

(b) Includes the effect of the maximum 5.75% sales charge.

(c) Excludes sales charge.

(d) Includes the contingent deferred sales charge (“CDSC”), which declines from 5% beginning at time of purchase to 0% at the beginning of the seventh year.

(e) Excludes the contingent deferred sales charge (“CDSC”), which declines from 5% beginning at time of purchase to 0% at the beginning of the seventh year.

(f) Includes the 1.00% contingent deferred sales charge (“CDSC”).

(g) Excludes the 1.00% contingent deferred sales charge (“CDSC”).

(h) Prior to the close of business on June 12, 2009, the Forward International Real Estate Fund was known as the Kensington International Real Estate Fund.

June 30, 2012	6

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2012

(i) Proir to January 20, 2009, the Forward Real Estate Fund was known as the Forward Progressive Real Estate Fund. Prior to October 30, 2006, the Forward Progressive Real Estate Fund was known as the Forward Uniplan Real Estate Investment Fund.

(j) Prior to May 1, 2011 the Forward Real Estate Long/Short Fund was known as the Forward Strategic Realty Fund. Prior to the close of business on June 12, 2009, the Forward Strategic Realty Fund was known as the Kensington Strategic Realty Fund.

(k) Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.

(l) “Since inception” performance is not annualized for a “since inception” period that is less than 1 year.

(m) While Class B and Class C shares were initially offered for purchase effective March 30, 2001, no shareholder activity occurred until April 13, 2001.

Risk Disclosures

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds which focus on alternative strategies are not suitable for all investors. (Real Estate Long/Short Fund)

Concentration in a particular industry will involve a greater degree of risk than a more diversified portfolio. (Global Infrastructure Fund, International Real Estate Fund, Real Estate Fund, Real Estate Long/Short Fund, Select Income Fund)

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation. (Global Infrastructure Fund, International Real Estate Fund, Real Estate Long/Short Fund)

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio. (Global Infrastructure Fund, International Real Estate Fund, Real Estate Fund, Real Estate Long/Short Fund, Select Income Fund)

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund. (International Real Estate Fund, Real Estate Long/Short Fund, Select Income Fund)

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector. (International Real Estate Fund, Real Estate Fund, Real Estate Long/Short Fund, Select Income Fund)

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund. (Real Estate Long/Short Fund)

7	June 30, 2012

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2012

As a shareholder of the Forward Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of each Fund in the table provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of each Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

June 30, 2012	8

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2012

	BEGINNING ACCOUNT VALUE 01/01/12	ENDING ACCOUNT VALUE 06/30/12	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/12-06/30/12

FORWARD GLOBAL INFRASTRUCTURE FUND
Investor Class
Actual	$1,000.00	$1,034.70	1.65%	$8.35

Hypothetical	$1,000.00	$1,016.66	1.65%	$8.27
Institutional Class
Actual	$1,000.00	$1,037.10	1.24%	$6.28

Hypothetical	$1,000.00	$1,018.70	1.24%	$6.22
Class A
Actual	$1,000.00	$1,035.40	1.53%	$7.74

Hypothetical	$1,000.00	$1,017.26	1.53%	$7.67
Class B
Actual	$1,000.00	$1,031.60	2.24%	$11.31

Hypothetical	$1,000.00	$1,013.72	2.24%	$11.22
Class C
Actual	$1,000.00	$1,031.80	2.24%	$11.32

Hypothetical	$1,000.00	$1,013.72	2.24%	$11.22
Class M
Actual	$1,000.00	$1,036.60	1.26%	$6.38

Hypothetical	$1,000.00	$1,018.60	1.26%	$6.32

FORWARD INTERNATIONAL REAL ESTATE FUND
Investor Class
Actual	$1,000.00	$1,341.20	1.80%	$10.48

Hypothetical	$1,000.00	$1,015.91	1.80%	$9.02
Institutional Class
Actual	$1,000.00	$1,344.40	1.40%	$8.16

Hypothetical	$1,000.00	$1,017.90	1.40%	$7.02
Class A
Actual	$1,000.00	$1,341.90	1.71%	$9.96

Hypothetical	$1,000.00	$1,016.36	1.71%	$8.57
Class C
Actual	$1,000.00	$1,337.60	2.40%	$13.95

Hypothetical	$1,000.00	$1,012.93	2.40%	$12.01
Class M
Actual	$1,000.00	$1,345.00	1.40%	$8.16

Hypothetical	$1,000.00	$1,017.90	1.40%	$7.02

9	June 30, 2012

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2012

	BEGINNING ACCOUNT VALUE 01/01/12	ENDING ACCOUNT VALUE 06/30/12	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/12-06/30/12

FORWARD REAL ESTATE FUND
Investor Class
Actual	$1,000.00	$1,153.80	1.71%	$9.16

Hypothetical	$1,000.00	$1,016.36	1.71%	$8.57
Institutional Class
Actual	$1,000.00	$1,156.40	1.31%	$7.02

Hypothetical	$1,000.00	$1,018.35	1.31%	$6.57
Class A
Actual	$1,000.00	$1,155.70	1.61%	$8.63

Hypothetical	$1,000.00	$1,016.86	1.61%	$8.07
Class C
Actual	$1,000.00	$1,150.40	2.31%	$12.35

Hypothetical	$1,000.00	$1,013.38	2.31%	$11.56

FORWARD REAL ESTATE LONG/SHORT FUND
Investor Class
Actual	$1,000.00	$1,162.40	1.81%	$9.73

Hypothetical	$1,000.00	$1,015.86	1.81%	$9.07
Institutional Class
Actual	$1,000.00	$1,165.10	1.43%	$7.70

Hypothetical	$1,000.00	$1,017.75	1.43%	$7.17
Class A
Actual	$1,000.00	$1,162.90	1.73%	$9.30

Hypothetical	$1,000.00	$1,016.26	1.73%	$8.67
Class B
Actual	$1,000.00	$1,158.80	2.43%	$13.04

Hypothetical	$1,000.00	$1,012.78	2.43%	$12.16
Class C
Actual	$1,000.00	$1,165.10	2.43%	$13.08

Hypothetical	$1,000.00	$1,012.78	2.43%	$12.16
Class M
Actual	$1,000.00	$1,158.70	1.38%	$7.41

Hypothetical	$1,000.00	$1,018.00	1.38%	$6.92

June 30, 2012	10

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2012

	BEGINNING ACCOUNT VALUE 01/01/12	ENDING ACCOUNT VALUE 06/30/12	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/12-06/30/12

FORWARD SELECT INCOME FUND
Investor Class
Actual	$1,000.00	$1,112.50	1.61%	$8.46

Hypothetical	$1,000.00	$1,016.86	1.61%	$8.07
Institutional Class
Actual	$1,000.00	$1,114.40	1.19%	$6.26

Hypothetical	$1,000.00	$1,018.95	1.19%	$5.97
Class A
Actual	$1,000.00	$1,112.60	1.49%	$7.83

Hypothetical	$1,000.00	$1,017.45	1.49%	$7.47
Class B
Actual	$1,000.00	$1,108.70	2.19%	$11.48

Hypothetical	$1,000.00	$1,013.97	2.19%	$10.97
Class C
Actual	$1,000.00	$1,108.90	2.19%	$11.48

Hypothetical	$1,000.00	$1,013.97	2.19%	$10.97
Class M
Actual	$1,000.00	$1,114.40	1.21%	$6.36

Hypothetical	$1,000.00	$1,018.85	1.21%	$6.07

(a) Annualized, based on the Fund’s most recent fiscal half year expenses.

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), then divided by 366.

11	June 30, 2012

Summary of Portfolio Holdings (Note 10) (Unaudited)

Under SEC Rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables which present portfolio holdings as a percent of total net assets are provided in compliance with such requirements.

FORWARD GLOBAL INFRASTRUCTURE FUND
United States	22.63%

Hong Kong	8.18%

Brazil	7.48%

France	7.19%

China	6.98%

Japan	6.01%

Australia	5.64%

Singapore	4.91%

United Kingdom	4.58%

Switzerland	4.38%

Italy	3.89%

Germany	3.29%

Netherlands	1.93%

Indonesia	1.92%

Canada	1.88%

South Korea	0.74%

Chile	0.73%

Mexico	0.61%

Spain	0.23%

Short-Term Bank Debt Instruments & Net Cash	6.80%
	100.00%

FORWARD INTERNATIONAL REAL ESTATE FUND
Hong Kong	37.09%

Canada	15.10%

Japan	12.62%

Singapore	9.92%

Australia	6.82%

United Kingdom	5.80%

Germany	3.51%

Norway	1.07%

Sweden	0.92%

Philippines	0.89%

Finland	0.70%
Malaysia	0.44%

China	0.27%

Turkey	0.00%	(a)

Short-Term Bank Debt Instruments & Net Cash	4.85%
	100.00%

FORWARD REAL ESTATE FUND
REITs-Health Care	15.63%

REITs-Apartments	14.83%

REITs-Office Property	11.94%

REITs-Regional Malls	11.16%

REITs-Shopping Centers	10.53%

REITs-Diversified	9.90%

REITs-Hotels	9.47%

REITs-Warehouse/Industrial	6.57%

REITs-Storage	3.66%

Real Estate Operating/Development	3.13%

Short-Term Bank Debt Instruments & Net Cash	3.18%
	100.00%

FORWARD REAL ESTATE LONG/SHORT FUND
REITs-Hotels	17.64%

REITs-Office Property	13.91%

REITs-Diversified	12.91%

REITs-Health Care	12.17%

REITs-Apartments	12.16%

REITs-Regional Malls	11.18%

REITs-Shopping Centers	10.83%

Real Estate Operating/Development	6.85%

REITs-Warehouse/Industrial	6.47%

REITs-Mortgage	6.13%

REITs-Storage	2.64%

REITs-Specialized	1.92%

Exchange-Traded Funds	1.43%

Homebuilding	0.34%

Options Purchased	0.25%

June 30, 2012	12

Summary of Portfolio Holdings (Note 10) (Unaudited)

FORWARD REAL ESTATE LONG/SHORT FUND (continued)

Financials	0.23%

Hotels & Motels	0.17%

Short-Term Bank Debt Instruments & Net Cash	-17.23%
100.00%

FORWARD SELECT INCOME FUND
REITs-Shopping Centers	17.95%

REITs-Hotels	17.63%

REITs-Diversified	14.89%

REITs-Office Property	14.55%

REITs-Warehouse/Industrial	13.58%

REITs-Mortgage	9.08%

REITs-Regional Malls	7.33%

REITs-Apartments	7.11%

REITs-Health Care	4.13%

Real Estate Operating/Development	2.71%

Retail-Toy Store	1.86%

Exchange-Traded Funds	1.71%

Diversified Financial Services	0.93%

REITs-Manufactured Homes	0.67%

Real Estate Management/Services	0.60%

REITs-Residential	0.33%

Short-Term Bank Debt Instruments & Net Cash	-15.06%
100.00%

(a) Amount represents less than 0.01%.

13	June 30, 2012

Portfolio of Investments (Note 10) (Unaudited)

Forward Global Infrastructure Fund

Shares		Value (Note 2)

COMMON STOCKS: 91.33%
Australia: 5.64%

670,798	Sydney Airport	$1,991,028

658,615	Transurban Group	3,835,584

55,000	UGL, Ltd.	698,590

		6,525,202

Brazil: 5.61%

82,500	BM&F BOVESPA SA	416,094

42,500	Bradespar SA	694,897

248,100	Companhia de Concessoes Rodoviarias	2,012,222

43,500	Companhia Energetica de Minas Gerais, Sponsored ADR	801,270

100,000	Ecorodovias Infraestrutura e Logistica SA	806,074

271,500	EDP—Energias do Brasil SA	1,755,930

		6,486,487

Canada: 1.88%

52,000	TransCanada Corp.	2,179,393

Chile: 0.73%

45,000	Enersis SA, Sponsored ADR	841,500

China: 6.98%

382,500	Anhui Conch Cement Co. Ltd., Class H	1,032,924

625,000	Anhui Expressway Co., Ltd., Class H	275,524

135,000	China Shenhua Energy Co., Ltd., Class H	470,711

700,000	ENN Energy Holdings, Ltd.	2,445,234

550,000	Harbin Electric Co., Ltd. Class H	441,676

1,675,000	Jiangsu Expressway Co., Ltd.	1,563,170

1,724,000	Shenzhen Expressway Co., Ltd., Class H	626,671

2,833,000	Sichuan Expressway Co., Ltd.	953,104

401,000	Zhejiang Expressway Co., Ltd.	264,130

		8,073,144

France: 7.19%

18,000	Aeroports de Paris	1,357,631

30,000	GDF Suez	712,035

215,000	Groupe Eurotunnel SA	1,741,331

46,865	Suez Environnement Co.	502,040

86,000	Vinci SA	4,003,430

		8,316,467

Shares		Value (Note 2)
Germany: 3.29%

47,500	Fraport AG Frankfurt Airport Services Worldwide	$2,549,623

11,500	Siemens AG	962,554

3,500	Siemens AG, ADR	294,245

		3,806,422

Hong Kong: 8.18%

205,000	Beijing Enterprises Holdings, Ltd.	1,228,740

632,832	China Merchants Holdings International Co., Ltd.	1,912,865

1,750,000	COSCO Pacific, Ltd.	2,368,537

874,000	First Pacific Co., Ltd.	902,396

250,000	MTR Corp., Ltd.	852,351

1,222,159	Noble Group, Ltd.	1,075,751

2,300,000	Yuexiu Transport Infrastructure, Ltd.	1,129,551

		9,470,191

Indonesia: 1.92%

2,950,000	Perusahaan Gas Negara Persero Tbk PT	1,107,133

1,725,000	PT AKR Corporindo Tbk	638,209

306,000	Tambang Batubara Bukit Asam Persero Tbk PT	477,285

		2,222,627

Italy: 3.89%

195,000	Atlantia SpA	2,480,069

177,500	Danieli & C. Officine Meccaniche SpA	2,022,763

		4,502,832

Japan: 6.01%

21,500	East Japan Railway Co.	1,344,843

170,000	Hitachi, Ltd.	1,035,717

185	INPEX Corp.	1,028,742

49,000	Komatsu, Ltd.	1,151,210

15,500	Kurita Water Industries, Ltd.	356,208

38,900	Mitsui & Co., Ltd.	571,322

210,000	Nippon Steel Corp.	470,257

280,000	Sankyu, Inc.	994,808

		6,953,107

Mexico: 0.61%

9,000	Grupo Aeroportuario del Sureste SAB de CV, ADR	702,630

June 30, 2012	14	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Global Infrastructure Fund

Shares		Value (Note 2)
Netherlands: 1.93%

18,500	Chicago Bridge & Iron Co., NV	$702,260

23,961	Koninklijke Vopak NV	1,532,813

		2,235,073

Singapore: 4.91%

2,000,000	CSE Global, Ltd.	1,247,286

791,000	Hutchison Port Holdings Trust	561,610

178,420	Keppel Corp., Ltd.	1,447,924

375,000	SembCorp Industries, Ltd.	1,518,650

2,025,000	Sound Global, Ltd.	911,190

		5,686,660

South Korea: 0.74%

5,500	Samsung Engineering Co., Ltd.	861,964

Spain: 0.23%

20,000	Abertis Infraestructuras SA	269,425

Switzerland: 4.38%

125,000	ABB, Ltd.(a)	2,034,716

21,000	ABB, Ltd., Sponsored ADR(a)	342,720

1,900	Flughafen Zuerich AG	666,596

7,500	Foster Wheeler AG(a)	129,975

10,000	Holcim, Ltd.(a)	551,546

30,000	Transocean, Ltd.	1,341,900

		5,067,453

United Kingdom: 4.58%

375,000	Centrica Plc	1,867,629

40,000	Ensco Plc, Sponsored ADR(b)	1,878,800

71,254	Scottish & Southern Energy Plc	1,552,275

		5,298,704

United States: 22.63%

42,500	AECOM Technology Corp.(a)	699,125

100,000	AES Corp.(a)	1,283,000

17,500	American Tower Corp., Class A	1,223,425

10,000	CF Industries Holdings, Inc.(b)	1,937,400

40,000	CSX Corp.	894,400

27,500	Eaton Corp.	1,089,825

Shares		Value (Note 2)

35,000	Freeport-McMoRan Copper & Gold, Inc.	$1,192,450

11,000	Joy Global, Inc.	624,030

38,700	KBR, Inc.	956,277

37,090	Kinder Morgan, Inc.	1,195,040

175,000	McDermott International, Inc.(a)(b)	1,949,500

8,500	National Oilwell Varco, Inc.	547,740

17,000	Norfolk Southern Corp.	1,220,090

8,500	Oil States International, Inc.(a)	562,700

43,500	Peabody Energy Corp.	1,066,620

15,000	SBA Communications Corp., Class A(a)	855,750

17,000	Schnitzer Steel Industries, Inc., Class A	476,340

53,000	Spectra Energy Corp.(b)	1,540,180

40,000	Titan Machinery, Inc.(a)	1,214,800

195,934	Williams Cos., Inc.(b)	5,646,819

		26,175,511

	Total Common Stocks (Cost $103,807,503)	105,674,792

PREFERRED STOCKS: 1.87%
Brazil: 1.87%

100,000	Cia Paranaense de Energia, Preferred Shares, Series B	2,163,804

	Total Preferred Stocks (Cost $2,092,771)	2,163,804

Par Value		Currency	Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 3.99%

	Brown Brothers Harriman & Co.—Grand Cayman

8,140,399	0.030%, due 07/02/12	JPY	$101,838

185,928	0.030%, due 07/02/12	CHF	195,889

19,302	0.030%, due 07/02/12	AUD	19,755

	JPMorgan Chase-New York

2,213,556	0.030%, due 07/02/12	HKD	285,327

107,636	0.030%, due 07/02/12	SGD	84,970

112,101	0.030%, due 07/02/12	GBP	175,567

210,548	0.030%, due 07/02/12	CAD	206,805

854,066	0.030%, due 07/02/12	EUR	1,080,822

See Notes to Financial Statements	15	June 30, 2012

Portfolio of Investments (Note 10) (Unaudited)

Forward Global Infrastructure Fund

Par Value		Currency	Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS (continued): 3.99%

	Well Fargo Bank & Co.—San Francisco

2,471,761	0.030%, due 07/02/12	USD	$2,471,761

	Total Short-Term Bank Debt Instruments (Cost $4,622,546)		4,622,734

	Total Investments: 97.19% (Cost $110,522,820)		112,461,330

	Net Other Assets and Liabilities: 2.81%		3,251,988

	Net Assets: 100.00%		$115,713,318

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Security, or portion of security, is being held as collateral for written option contracts. At period end, the aggregate market value of those securities was $8,102,900, representing 7.00% of net assets.

Contracts		Value (Note 2)

SCHEDULE OF OPTIONS WRITTEN
(100)	CF Industries Holdings, Inc., Expires August 2012, Strike Price $210.00 Call	$(39,500)

(903)	McDermott International, Inc., Expires January 2013, Strike Price $15.00 Call	(45,150)

(600)	Williams Cos., Inc., Expires August 2012, Strike Price $34.00 Call	(4,200)

	Total Options Written (Proceeds $179,996)	$(88,850)

Investment Abbreviations:

ADR — American Depositary Receipt

Currency Abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

SGD — Singapore Dollar

USD — U.S. Dollar

June 30, 2012	16	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Real Estate Fund

Shares		Value (Note 2)

COMMON STOCKS: 95.15%
Australia: 6.82%

82,427	ALE Property Group	$180,539

179,385	Carindale Property Trust	835,382

225,550	Centro Retail Australia	457,084

391	CFS Retail Property Trust Group	776

260,000	Challenger Diversified Property Group	146,360

1,003,473	FKP Property Group	390,281

300,000	Investa Office Fund	832,105

350,000	Stockland	1,103,333

205,411	Sunland Group, Ltd.(a)	195,521

644	Westfield Group	6,262

10,068	Westfield Retail Trust	29,368

		4,177,011

Canada: 15.10%

10,000	Allied Properties REIT	284,844

12,000	Artis REIT	193,301

58,100	Brookfield Canada Office Properties	1,565,350

30,000	Brookfield Office Properties, Inc.	525,096

14,100	Canadian Apartment Properties REIT	329,337

5,000	Dundee REIT	187,555

830,175	Holloway Lodging REIT(a)	3,057,810

300,000	InnVest REIT	1,384,933

8,100	Killam Properties, Inc.	104,462

119,500	Lakeview Hotel REIT(a)	39,908

23,800	Mainstreet Equity Corp.(a)	640,059

15,000	Northern Property REIT	485,169

94,900	Pure Industrial Real Estate Trust	422,254

20,600	Royal Host, Inc.	25,292

		9,245,370

China: 0.27%

100,000	Global Logistic Properties, Ltd.	164,989

Finland: 0.70%

152,266	Citycon Oyj	429,705

Germany: 3.51%

167,000	Alstria Office REIT AG	$1,764,680
92,931	Prime Office REIT AG	382,214

		2,146,894

Hong Kong: 37.09%

3,388,000	Asia Orient Holdings, Ltd.	454,182

12,230,000	Asia Standard Hotel	1,135,042

6,868,000	Asia Standard International Group, Ltd.	1,053,490

133,934,116	CSI Properties, Ltd.	5,869,798

250,000	Galaxy Entertainment Group, Ltd.	617,431

153,000	Great Eagle Holdings, Ltd.	390,095

1,085,000	Hang Lung Properties, Ltd.	3,664,241

312,215	Hysan Development Co., Ltd.	1,179,165

1,000,000	K. Wah International Holdings, Ltd.	389,278

5,464,000	Kosmopolito Hotels International, Ltd.	993,077

6,212,000	Lai Sun Development(a)	90,482

45,000	Lifestyle International Holdings, Ltd.	98,145

2,634,000	Soundwill Holdings, Ltd.	3,938,463

390,000	Sunlight Real Estate Investment Trust	131,207

5,168,000	Wing Tai Properties, Ltd.	2,697,929

		22,702,025

Japan: 12.62%

145	Activia Properties, Inc.(a)	831,707

83	Advance Residence Investment Corp.	160,840

10,000	Aeon Mall Co., Ltd.	211,047

574,909	Astro Japan Property Group	1,694,647

80	Daiwa Office Investment Corp.	210,271

30	Fukuoka REIT Corp.	206,043

15,000	Goldcrest Co., Ltd.	228,936

40	Japan Excellent, Inc.	198,661

40	Japan Real Estate Investment Corp.	365,797

332	Kenedix Realty Investment Corp.	1,068,663

4,000	Kenedix, Inc.(a)	569,463

3,800	Mitsui Fudosan Co., Ltd.	72,734

125	Nippon Accommodations Fund, Inc.	808,469

45	Nippon Building Fund, Inc.	434,040

See Notes to Financial Statements	17	June 30, 2012

Portfolio of Investments (Note 10) (Unaudited)

Forward International Real Estate Fund

Shares		Value (Note 2)
Japan (continued): 12.62%

80	Sekisui House SI Investment Co.	$338,775

300	United Urban Investment Corp.	322,387

		7,722,480

Malaysia: 0.44%

725,000	Quill Capita Trust	267,123

Norway: 1.07%

478,342	Norwegian Property ASA	653,749

Philippines: 0.89%

2,000,000	Alliance Global Group, Inc.	547,763

Singapore: 9.92%

200,000	Cache Logistics Trust	165,779

145,900	CapitaCommercial Trust	145,698

350,000	CapitaMall Trust	527,728

184,000	Frasers Commercial Trust	145,254

100,000	Keppel Land, Ltd.	254,194

1,650,000	Mapletree Commercial Trust	1,276,495

530,000	Sabana Shari’ah Compliant Industrial REIT	407,934

360,000	Starhill Global REIT	188,987

2,811,000	Wing Tai Holdings, Ltd.	2,962,451

		6,074,520

Sweden: 0.92%

20,000	Castellum AB	241,418

30,000	Hufvudstaden AB, Class A	320,928

		562,346

Turkey: 0.00%(b)

3	Is Gayrimenkul Yatirim Ortakligi AS	2

United Kingdom: 5.80%

78,800	Great Portland Estates Plc	485,504

143,000	Hammerson Plc	991,914

50,809	Land Securities Group Plc	587,657

100,000	Shaftesbury Plc	805,782

100,000	Unite Group Plc	302,266

102,772	Workspace Group Plc	$375,832

		3,548,955

	Total Common Stocks (Cost $55,300,874)	58,242,932

Par Value		Currency

SHORT-TERM BANK DEBT INSTRUMENTS: 6.35%

	Brown Brothers Harriman & Co. — Grand Cayman

424,011	0.030%, due 07/02/12	JPY	5,304

4	0.030%, due 07/02/12	NOK	1

8,390	0.030%, due 07/02/12	SGD	6,624

1	0.030%, due 07/02/12	GBP	2

134	0.030%, due 07/02/12	AUD	137

5,897	0.030%, due 07/02/12	CAD	5,792

2	0.030%, due 07/02/12	EUR	2

	JPMorgan Chase — New York

260,023	0.030%, due 07/02/12	HKD	33,517

	Wells Fargo Bank & Co. — San Francisco

3,837,218	0.030%, due 07/02/12	USD	3,837,218

	Total Short-Term Bank Debt Instruments (Cost $3,888,399)		3,888,597

	Total Investments: 101.50% (Cost $59,189,273)		62,131,529

	Net Other Assets and Liabilities: (1.50)%		(917,455)

	Net Assets: 100.00%		$61,214,074

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Amount represents less than 0.01%.

Investment Abbreviations:

REIT — Real Estate Investment Trust

June 30, 2012	18	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Real Estate Fund

Currency Abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Kornor

SGD — Singapore Dollar

USD — U.S. Dollar

See Notes to Financial Statements	19	June 30, 2012

Portfolio of Investments (Note 10) (Unaudited)

Forward Real Estate Fund

Shares		Value (Note 2)

COMMON STOCKS: 96.82%
Real Estate Operating/Development: 3.13%

40,277	Forest City Enterprises, Inc., Class A(a)	$588,045

98,876	Thomas Properties Group, Inc.	537,885

		1,125,930

REITs-Apartments: 14.83%

11,300	American Campus Communities, Inc.	508,274

19,100	Associated Estates Realty Corp.	285,545

4,900	AvalonBay Communities, Inc.	693,252

4,600	BRE Properties, Inc.	230,092

6,633	Camden Property Trust	448,855

23,423	Campus Crest Communities, Inc.	243,365

29,800	Equity Residential	1,858,328

5,600	Home Properties, Inc.	343,616

28,200	UDR, Inc.	728,688

		5,340,015

REITs-Diversified: 9.90%

32,000	Cousins Properties, Inc.	248,000

13,500	Digital Realty Trust, Inc.	1,013,445

11,726	Lexington Realty Trust	99,319

15,672	Vornado Realty Trust	1,316,134

6,779	Washington REIT	192,863

57,100	Winthrop Realty Trust	694,336

		3,564,097

REITs-Health Care: 15.63%

28,500	HCP, Inc.	1,258,275

21,200	Health Care REIT, Inc.	1,235,960

16,500	Medical Properties Trust, Inc.	158,730

26,100	OMEGA Healthcare Investors, Inc.	587,250

26,200	Sabra Health Care REIT, Inc.	448,282

25,200	Senior Housing Properties Trust	562,464

21,835	Ventas, Inc.	1,378,226

		5,629,187

REITs-Hotels: 9.47%

30,339	Chatham Lodging Trust	$433,241

17,400	Chesapeake Lodging Trust	299,628

44,444	DiamondRock Hospitality Co.	453,329

134,300	FelCor Lodging Trust, Inc.(a)	631,210

50,000	Hersha Hospitality Trust	264,000

72,458	Host Hotels & Resorts, Inc.	1,146,285

21,919	Summit Hotel Properties, Inc.	183,462

		3,411,155

REITs-Office Property: 11.94%

3,692	Alexandria Real Estate Equities, Inc.	268,482

11,015	Boston Properties, Inc.	1,193,696

35,700	CommonWealth REIT	682,584

8,500	Douglas Emmett, Inc.	196,350

29,630	Hudson Pacific Properties, Inc.	515,858

11,300	Kilroy Realty Corp.	547,033

6,000	Mack-Cali Realty Corp.	174,420

8,999	SL Green Realty Corp.	722,080

		4,300,503

REITs-Regional Malls: 11.16%

23,005	General Growth Properties, Inc.	416,160

12,900	Macerich Co.	761,745

18,247	Simon Property Group, Inc.	2,840,328

		4,018,233

REITs-Shopping Centers: 10.53%

11,700	Developers Diversified Realty Corp.	171,288

47,637	Excel Trust, Inc.	569,739

6,546	Federal Realty Investment Trust	681,373

45,700	Kimco Realty Corp.	869,671

27,380	Retail Opportunity Investments Corp.	330,203

37,700	Retail Properties of America, Inc., Class A	366,444

5,100	Tanger Factory Outlet Centers, Inc.	163,455

24,266	Weingarten Realty Investors, Inc.	639,166

		3,791,339

June 30, 2012	20	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Real Estate Fund

Shares		Value (Note 2)
REITs-Storage: 3.66%

7,300	Public Storage, Inc.	$1,054,193

5,300	Sovran Self Storage, Inc.	265,477

		1,319,670

REITs-Warehouse/Industrial: 6.57%

29,300	First Industrial Realty Trust, Inc.(a)	369,766

6,793	First Potomac Realty Trust	79,954

36,205	ProLogis	1,203,091

24,739	STAG Industrial, Inc.	360,695

23,200	Terreno Realty Corp.	350,552

		2,364,058

	Total Common Stocks (Cost $22,246,448)	34,864,187

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 1.37%

$492,644	Wells Fargo Bank & Co.-San Francisco 0.030%, due 07/02/12	492,644

	Total Short-Term Bank Debt Instruments (Cost $492,644)	492,644

	Total Investments: 98.19% (Cost $22,739,092)	35,356,831

	Net Other Assets and Liabilities: 1.81%	650,602

	Net Assets: 100.00%	$36,007,433

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

Investment Abbreviations:

REIT — Real Estate Investment Trust

See Notes to Financial Statements	21	June 30, 2012

Portfolio of Investments (Note 10) (Unaudited)

Forward Real Estate Long/Short Fund

Shares		Value (Note 2)

COMMON STOCKS: 96.19%
Financials: 0.23%

20,000	KKR Financial Holdings Llc	$170,400

Homebuilding: 0.34%

14,800	M/I Homes, Inc.(a)	256,336

Hotels & Motels: 0.17%

75,000	Overseas Union Enterprise, Ltd.	126,702

Real Estate Operating/Development: 6.85%

82,030	Forest City Enterprises, Inc., Class A(a)(b)	1,197,638

81,000	Global Logistic Properties, Ltd.(a)	133,641

102,000	Great Eagle Holdings, Ltd.	260,064

75,000	Hysan Development Co., Ltd.	283,258

226,000	Soundwill Holdings, Ltd.	337,924

51,000	Sun Hung Kai Properties, Ltd.	599,211

45,800	Terreno Realty Corp.	692,038

294,833	Thomas Properties Group, Inc.	1,603,892

		5,107,666

REITs-Apartments: 12.16%

5,000	American Campus Communities, Inc.	224,900

10,000	Apartment Investment & Management Co., Class A	270,300

40,800	Associated Estates Realty Corp.	609,960

7,900	AvalonBay Communities, Inc.(b)	1,117,692

17,800	Camden Property Trust(b)	1,204,526

49,808	Campus Crest Communities, Inc.	517,505

30,900	Equity Residential(b)	1,926,924

5,000	Essex Property Trust, Inc.(b)	769,600

15,000	Home Properties, Inc.(b)	920,400

58,308	UDR, Inc.(b)	1,506,679

		9,068,486

REITs-Diversified: 9.93%

16,000	Astro Japan Property Group	47,163

56,800	Cousins Properties, Inc.	440,200

23,600	Digital Realty Trust, Inc.(b)	1,771,652

240	Kenedix Realty Investment Corp.	772,528

24,474	Lexington Realty Trust(b)	207,295

32,237	Vornado Realty Trust(b)	2,707,262

120,932	Winthrop Realty Trust(b)	$1,470,533

		7,416,633

REITs-Health Care: 12.17%

42,400	HCP, Inc.(b)	1,871,960

31,600	Health Care REIT, Inc.(b)	1,842,280

71,000	Medical Properties Trust, Inc.(b)	683,020

60,700	OMEGA Healthcare Investors, Inc.(b)	1,365,750

59,378	Sabra Health Care REIT, Inc.(b)	1,015,958

16,800	Senior Housing Properties Trust(b)	374,976

30,664	Ventas, Inc.(b)	1,935,511

		9,089,455

REITs-Hotels: 9.78%

67,168	Chatham Lodging Trust(b)	959,159

41,300	Chesapeake Lodging Trust(b)	711,186

102,256	DiamondRock Hospitality Co.(b)	1,043,011

299,900	FelCor Lodging Trust, Inc.(a)(b)	1,409,530

100,000	Hersha Hospitality Trust	528,000

142,315	Host Hotels & Resorts, Inc.(b)	2,251,423

46,748	Summit Hotel Properties, Inc.	391,281

		7,293,590

REITs-Mortgage: 2.89%

264,982	iStar Financial, Inc.(a)	1,709,134

96,166	RAIT Financial Trust	444,287

		2,153,421

REITs-Office Property: 13.91%

12,858	Alexandria Real Estate Equities, Inc.(b)	935,034

24,030	Boston Properties, Inc.(b)	2,604,132

25,800	Brandywine Realty Trust(b)	318,372

36,100	CommonWealth REIT(b)	690,232

16,000	Douglas Emmett, Inc.(b)	369,600

40,000	Government Properties Income Trust(b)	904,800

60,885	Hudson Pacific Properties, Inc.(b)	1,060,008

25,900	Kilroy Realty Corp.(b)	1,253,819

13,600	Mack-Cali Realty Corp.(b)	395,352

June 30, 2012	22	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Real Estate Long/Short Fund

Shares		Value (Note 2)

REITs-Office Property (continued): 13.91%

171,773	MPG Office Trust, Inc.(a)	$345,264

18,801	SL Green Realty Corp.(b)	1,508,592

		10,385,205

REITs-Regional Malls: 7.82%

42,071	General Growth Properties, Inc.(b)	761,064

25,400	Macerich Co.(b)	1,499,870

22,947	Simon Property Group, Inc.(b)	3,571,930

		5,832,864

REITs-Shopping Centers: 9.63%

23,300	DDR Corp.(b)	341,112

95,361	Excel Trust, Inc.	1,140,518

13,989	Federal Realty Investment Trust(b)	1,456,114

76,200	Kimco Realty Corp.(b)	1,450,086

50,000	Ramco-Gershenson Properties Trust(b)	628,500

55,920	Retail Opportunity Investments Corp.(b)	674,395

75,300	Retail Properties of America, Inc., Class A	731,916

10,600	Tanger Factory Outlet Centers, Inc.(b)	339,730

42,700	Westfield Group	415,183

		7,177,554

REITs-Specialized: 1.92%

20,500	American Tower Corp., Class A(b)	1,433,155

REITs-Storage: 2.64%

13,600	Public Storage(b)	1,963,976

REITs-Warehouse/Industrial: 5.75%

68,500	First Industrial Realty Trust, Inc.(a)(b)	864,470

13,707	First Potomac Realty Trust(b)	161,331

86,000	Newcastle Investment Corp.	576,200

54,647	ProLogis, Inc.(b)	1,815,921

59,785	STAG Industrial, Inc.(b)	871,665

		4,289,587

	Total Common Stocks (Cost $51,502,619)	71,765,030
Shares		Value (Note 2)

EXCHANGE-TRADED FUNDS: 1.43%

40,000	ProShares UltraShort Real Estate ETF(a)	$1,064,800

	Total Exchange-Traded Funds (Cost $1,137,661)	1,064,800

PREFERRED STOCKS: 16.87%
REITs-Diversified: 2.98%

	CapLease, Inc.

35,000	Series A, 8.125%(b)	874,300

28,000	Series B, 8.375%	712,600

	Cousins Properties, Inc.

25,000	Series A, 7.750%(b)	633,750

		2,220,650

REITs-Hotels: 7.86%

	Ashford Hospitality Trust, Inc.

80,700	Series D, 8.450%(b)	2,015,079

	FelCor Lodging Trust, Inc.

55,000	Series A, 1.950%(b)	1,440,450

	Hersha Hospitality Trust

52,900	Series A, 8.000%(b)	1,337,312

	Sunstone Hotel Investors, Inc.

43,300	Series A, 8.000%(b)	1,078,170

		5,871,011

REITs-Mortgage: 0.75%

	iStar Financial, Inc.

31,466	Series G, 7.650%(b)	556,004

REITs-Regional Malls: 3.36%

	CBL & Associates Properties, Inc.

50,000	Series C, 7.750%(b)	1,274,000

	Glimcher Realty Trust

48,800	Series G, 8.125%(b)	1,231,712

		2,505,712

REITs-Shopping Centers: 1.20%

	Kite Realty Group Trust

35,000	Series A, 8.250%(b)	892,500

See Notes to Financial Statements	23	June 30, 2012

Portfolio of Investments (Note 10) (Unaudited)

Forward Real Estate Long/Short Fund

Shares		Value (Note 2)

REITs-Warehouse/Industrial: 0.72%

22,271	First Industrial Realty Trust, Inc. Series J, 7.250%(b)	$540,072

	Total Preferred Stocks (Cost $9,175,109)	12,585,949

OPTIONS PURCHASED: 0.25%

200	Financial Select SPDR®, Expires January 2013, Strike Price $14.00 Put	19,000

250	iShares® Dow Jones U.S. Real Estate Index Fund, Expires January 2013, Strike Price $57.00 Put	52,250

200	iShares® Dow Jones U.S. Real Estate Index Fund, Expires January 2013, Strike Price $58.00 Put	46,500

100	iShares® Dow Jones U.S. Real Estate Index Fund, Expires January 2013, Strike Price $59.00 Put	25,950

300	The Financial Select Sector SPDR® Fund, Expires January 2013, Strike Price $15.00 Put	40,950

	Total Options Purchased (Cost $234,504)	184,650

Principal Amount

CORPORATE BONDS: 1.32%
REITs-Mortgage: 1.32%

$1,000,000	iStar Financial, Inc. 9.000%, 06/01/17(c)	985,000

	Total Corporate Bonds (Cost $983,945)	985,000

CONVERTIBLE CORPORATE BONDS: 1.17%
REITs-Mortgage: 1.17%

875,000	NorthStar Realty Finance LP 7.500%, 03/15/31(c)	871,719

	Total Convertible Corporate Bonds (Cost $876,856)	871,719

Par Value		Currency	Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 0.52%

	Brown Brothers Harriman & Co.—Grand Cayman

11,250	0.030%, due 07/02/12	SGD	$8,881

28,094	0.030%, due 07/02/12	AUD	28,755

460,893	0.030%, due 07/02/12	JPY	5,766

	JPMorgan Chase-New York

289,268	0.030%, due 07/02/12	USD	289,268

439,339	0.030%, due 07/02/12	HKD	56,630

	Total Short-Term Bank Debt Instruments (Cost $390,279)		389,300

	Total Investments: 117.75% (Cost $64,300,973)		87,846,448

	Net Other Assets and Liabilities: (17.75)%		(13,245,297)

	Net Assets: 100.00%		$74,601,151

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Security, or portion of security, is being held as collateral for short sales, written option contracts or the letter of credit. At period end, the aggregate market value of those securities was $54,523,475, representing 73.09% of net assets.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,856,719, representing 2.49% of net assets.

June 30, 2012	24	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Real Estate Long/Short Fund

Shares		Value (Note 2)

SCHEDULE OF SECURITIES SOLD SHORT
Common Stock

(10,000)	BRE Properties, Inc.	$(500,200)

(35,000)	CBL & Associates Properties, Inc.	(683,900)

(2,321)	CoreSite Realty Corp.	(59,928)

(10,000)	CubeSmart	(116,700)

(40,000)	Duke Realty Corp.	(585,600)

(15,000)	Family Dollar Stores, Inc.	(997,200)

(10,000)	Glimcher Realty Trust	(102,200)

(20,000)	Lennar Corp., Class A	(618,200)

(10,000)	Liberty Property Trust	(368,400)

(20,000)	Marriott International, Inc., Class A	(784,000)

(20,000)	Pennsylvania REIT	(299,600)

(10,000)	Rayonier, Inc.	(449,000)

(5,000)	Realty Income Corp.	(208,850)

(10,000)	Regency Centers Corp.	(475,700)

(60,000)	Standard Pacific Corp.	(371,400)

(15,000)	Taubman Centers, Inc.	(1,157,400)

(30,000)	Wyndham Worldwide Corp.	(1,582,200)

Exchange-Traded Funds

(10,000)	SPDR® S&P® Homebuilders ETF	(213,500)

	Total Securities Sold Short (Proceeds $7,851,142)	$(9,573,978)
Contracts		Value (Note 2)

SCHEDULE OF OPTIONS WRITTEN

(45)	AvalonBay Communities, Inc., Expires October 2012, Strike Price $150.00 Call	$(13,500)

(4)	Boston Properties, Inc., Expires July 2012, Strike Price $120.00 Call	(100)

(100)	Equity Residential, Expires July 2012, Strike Price $65.00 Call	(2,000)

(100)	Public Storage, Expires December 2012, Strike Price $155.00 Call	(30,000)

(100)	Simon Property Group, Inc., Expires July 2012, Strike Price $149.80 Call	(61,500)

(103)	Simon Property Group, Inc., Expires October 2012, Strike Price $170.00 Call	(12,566)

	Total Options Written (Proceeds $91,996)	$(119,666)

Investment Abbreviations:

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts

Currency Abbreviations:

AUD — Australian Dollar

HKD — Hong Kong Dollar

JPY — Japanese Yen

SGD — Singapore Dollar

USD — U.S. Dollar

See Notes to Financial Statements	25	June 30, 2012

Portfolio of Investments (Note 10) (Unaudited)

Forward Select Income Fund

Shares		Value (Note 2)

COMMON STOCKS: 16.64%
Diversified Financial Services: 0.93%

85,000	BlackRock, Inc.	$14,434,700

REITs-Apartments: 0.71%

500,000	Associated Estates Realty Corp.	7,475,000

337,260	Campus Crest Communities, Inc.	3,504,131

		10,979,131

REITs-Diversified: 0.86%

100,000	Entertainment Properties Trust(a)	4,111,000

70,000	Whitestone REIT, Class B	966,700

690,000	Winthrop Realty Trust(a)	8,390,400

		13,468,100

REITs-Health Care: 3.66%

1,600,000	Medical Properties Trust, Inc.	15,392,000

495,600	OMEGA Healthcare Investors, Inc.(a)	11,151,000

1,775,000	Sabra Health Care REIT, Inc.(a)	30,370,250

		56,913,250

REITs-Hotels: 0.76%

825,000	Chatham Lodging Trust(a)	11,781,000

REITs-Mortgage: 0.28%

245,000	Ares Commercial Real Estate Corp.	4,282,600

REITs-Office Property: 4.75%

500,000	BioMed Realty Trust, Inc.	9,340,000

2,000,000	CommonWealth REIT(a)	38,240,001

429,100	Corporate Office Properties Trust	10,088,141

281,369	Highwoods Properties, Inc.	9,468,067

402,600	Hudson Pacific Properties, Inc.	7,009,266

		74,145,475

REITs-Residential: 0.33%

250,000	American Residential Properties, Inc.(b)(c)	5,093,750

REITs-Shopping Centers: 2.10%

980,000	Excel Trust, Inc.(a)	11,720,800

249,100	QR Energy LP	4,120,114

200,000	Ramco-Gershenson Properties Trust	2,514,000

1,477,199	Retail Properties of America, Inc., Class A	14,358,374

		32,713,288

REITs-Warehouse/Industrial: 2.26%

1,729,600	STAG Industrial, Inc.(a)	$25,217,568

1,200,000	Summit Hotel Properties, Inc.	10,044,000

		35,261,568

	Total Common Stocks (Cost $246,937,642)	259,072,862

EXCHANGE-TRADED FUNDS: 1.71%

1,000,000	ProShares UltraShort Real Estate(c)	26,620,000

	Total Exchange-Traded Funds (Cost $31,193,495)	26,620,000

CONVERTIBLE PREFERRED STOCKS: 1.98%
REITs-Hotels: 1.98%

	FelCor Lodging Trust, Inc.

1,177,888	Series A, 1.950%(a)	30,848,887

	Total Convertible Preferred Stocks (Cost $26,327,614)	30,848,887

PREFERRED STOCKS: 85.65%
Real Estate Operating/Development: 1.97%

	Forest City Enterprises, Inc.

1,291,723	7.375%(a)	30,704,256

REITs-Apartments: 6.40%

	Apartment Investment & Management Co.

1,889,913	Series U, 7.750%(a)	47,285,623

120,000	Series Z, 7.000%	3,157,200

	Campus Crest Communities, Inc.

192,500	Series A, 8.000%	5,056,975

	Equity Residential

361,200	Series K, 8.290%(a)	24,437,456

	Essex Property Trust, Inc.

277,795	Series H, 7.125%(a)	7,261,561

	UMH Properties, Inc.

480,000	Series A, 8.250%(a)	12,432,000

		99,630,815

June 30, 2012	26	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Select Income Fund

Shares		Value (Note 2)
REITs-Diversified: 13.18%

	CapLease, Inc.

698,000	Series A, 8.125%(a)	$17,436,040

383,900	Series B, 8.375%	9,770,255

	Cousins Properties, Inc.

369,293	Series A, 7.750%	9,361,578

332,989	Series B, 7.500%(a)	8,397,983

	Duke Realty Corp.

350,000	Series L, 6.600%(a)	8,841,000

	DuPont Fabros Technology, Inc.

847,000	Series A, 7.875%(a)	22,157,520

567,850	Series B, 7.625%(a)	14,752,743

	Entertainment Properties Trust

123,700	Series C, 5.750%(a)	2,337,930

154,744	Series D, 7.375%(a)	3,908,833

644,101	Series E, 9.000%(a)	17,583,957

	Lexington Realty Trust

303,428	Series C, 6.500%(a)	13,484,340

625,652	Series D, 7.550%(a)	15,710,122

	PS Business Parks, Inc.

529,219	Series P, 6.700%(a)	13,373,364

194,616	Series R, 6.875%(a)	5,130,078

	Vornado Realty LP

656,172	7.875%(a)	18,372,816

	Winthrop Realty Trust

950,000	Series D, 9.250%	24,538,500

		205,157,059

REITs-Hotels: 14.89%

	Ashford Hospitality Trust, Inc.

210,600	Series A, 8.550%(a)	5,262,894

1,402,300	Series D, 8.450%(a)	35,015,431

683,000	Series E, 9.000%(a)	17,928,750

	Eagle Hospitality Properties Trust, Inc.

641,300	Series A, 8.250%(a)	1,899,851

	FelCor Lodging Trust, Inc.

1,499,574	Series C, 8.000%(a)	39,528,771
Shares		Value (Note 2)

	Hersha Hospitality Trust

493,433	Series A, 8.000%(a)	$12,473,986

622,200	Series B, 8.000%(a)	15,834,990

	Hospitality Properties Trust

652,147	Series C, 7.000%(a)	16,792,785

	LaSalle Hotel Properties

661,018	Series G, 7.250%(a)	16,637,823

120,000	Series H, 7.500%	3,086,400

	Pebblebrook Hotel Trust

471,979	Series A, 7.875%(a)	12,214,817

145,000	Series B, 8.000%(a)	3,797,550

	Sunstone Hotel Investors, Inc.

1,319,097	Series A, 8.000%(a)	32,845,515

727,592	Series D, 8.000%(a)	18,477,199

		231,796,762

REITs-Manufactured Homes: 0.67%

	Equity Lifestyle Properties, Inc.

400,000	Series A, 8.034%(a)	10,464,000

REITs-Mortgage: 6.06%

	Colony Financial, Inc.

800,000	Series A, 8.500%	20,424,001

	iStar Financial, Inc.

490,611	Series D, 8.000%(a)	9,198,956

936,299	Series E, 7.875%(a)	16,759,753

567,811	Series F, 7.800%(a)	10,050,255

748,247	Series G, 7.650%(a)	13,221,524

516,552	Series I, 7.500%(a)	8,905,356

	NorthStar Realty Finance Corp.

95,060	Series A, 8.750%(a)	2,294,748

583,297	Series B, 8.250%(a)	13,532,490

		94,387,083

REITs-Office Property: 9.80%

	Alexandria Real Estate Equities, Inc.

102,798	Series D, 7.000%(a)	2,724,147

	BioMed Realty Trust, Inc.

151,251	Series A, 7.375%(a)	3,835,725

See Notes to Financial Statements	27	June 30, 2012

Portfolio of Investments (Note 10) (Unaudited)

Forward Select Income Fund

Shares		Value (Note 2)
REITs-Office Property (continued): 9.80%

	Brandywine Realty Trust

123,053	Series D, 7.375%(a)	$3,123,085

	CommonWealth REIT

24,500	7.500%	547,575

240,000	Series C, 7.125%(a)	6,194,400

904,412	Series D, 6.500%(a)	19,851,843

85,000	Series E, 7.250%(a)	2,306,900

	Corporate Office Properties Trust

631,950	Series G, 8.000%(a)	15,880,904

15,300	Series H, 7.500%(a)	382,653

96,846	Series J, 7.625%(a)	2,427,929

200,000	Series L, 7.375%	5,048,000

	Highwoods Properties, Inc.

2,624	Series A, 8.625%	3,142,896

	Hudson Pacific Properties, Inc.

806,200	Series B, 8.375%(a)	21,493,292

	Parkway Properties, Inc.

1,267,158	Series D, 8.000%(a)	31,767,652

	SL Green Realty Corp.

1,197,129	Series C, 7.625%(a)	30,802,129

119,031	Series D, 7.875%(a)	3,030,529

		152,559,659

REITs-Regional Malls: 7.33%

	CBL & Associates Properties, Inc.

310,330	Series C, 7.750%(a)	7,907,208

1,714,109	Series D, 7.375%(a)	43,795,485

	Glimcher Realty Trust

693,693	Series F, 8.750%(a)	17,529,622

1,679,908	Series G, 8.125%(a)	42,400,878

	Taubman Centers, Inc.

100,966	Series H, 7.625%(a)	2,569,080

		114,202,273

REITs-Shopping Centers: 15.85%

	Cedar Realty Trust, Inc.

1,004,211	Series A, 8.875%(a)	25,557,169
Shares		Value (Note 2)

	DDR Corp.

850,000	Series H, 7.375%(a)	$21,309,500

561,028	Series I, 7.500%(a)	14,098,634

	Excel Trust, Inc.

400,000	Series A, 7.000%(a)(b)	9,400,000

550,000	Series B, 8.125%	13,959,000

	Inland Real Estate Corp.

520,000	Series A, 8.125%(a)	13,218,400

	Kimco Realty Corp.

885,975	Series G, 7.750%(a)	22,725,259

	Kite Realty Group Trust

565,000	Series A, 8.250%(a)	14,407,500

	Ramco-Gershenson Properties Trust

245,700	Series D, 7.250%(a)	12,285,000

	Saul Centers, Inc.

662,109	Series A, 8.000%(a)	17,108,897

683,758	Series B, 9.000%(a)	18,304,202

	Urstadt Biddle Properties, Inc.

91,673	Series C, 8.500%(a)	9,582,579

481,400	Series D, 7.500%(a)	12,323,840

	Weingarten Realty Investors

250,000	Senior Notes, 8.100%(a)	5,687,500

1,446,163	Series F, 6.500%(a)	36,877,156

		246,844,636

REITs-Warehouse/Industrial: 9.50%

	First Industrial Realty Trust, Inc.

13,600	Series F, 6.236%	12,495,000

729,000	Series J, 7.250%	17,678,250

138,000	Series K, 7.250%	3,343,740

	First Potomac Realty Trust

501,300	Series A, 7.750%(a)	12,677,877

	Monmouth Real Estate Investment Corp.

300,000	7.875%	7,929,000

432,050	Series A, 7.625%(a)	11,220,339

June 30, 2012	28	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Select Income Fund

Shares		Value (Note 2)
REITs-Warehouse/Industrial (continued): 9.50%

	Prologis, Inc.

239,400	Series M, 6.750%(a)	$5,987,394

323,069	Series O, 7.000%(a)	8,170,415

469,707	Series P, 6.850%(a)	11,827,222

396,380	Series Q, 8.540%(a)	23,696,111

435,165	Series R, 6.750%(a)	10,918,290

302,803	Series S, 6.750%(a)	7,715,420

	STAG Industrial, Inc.

275,000	Series A, 9.000%	7,114,250

	Summit Hotel Properties, Inc.

274,080	Series A, 9.250%(a)	7,131,562

		147,904,870

	Total Preferred Stocks (Cost $1,159,011,731)	1,333,651,413
Principal Amount

CORPORATE BONDS: 7.99%
Real Estate Management/Services: 0.60%

	BR Malls International Finance, Ltd., Gtd. Notes

$9,000,000	8.500%, Perpetual Maturity(a)(b)(d)	9,414,000

Real Estate Operating/Development: 0.74%

	Forest City Enterprises, Inc., Sr. Unsec. Notes

4,585,000	7.625%, 06/01/15(a)	4,573,538

7,143,000	6.500%, 02/01/17(a)	6,875,137

		11,448,675

REITs-Diversified: 0.85%

	Entertainment Properties Trust, Gtd. Notes

12,000,000	7.750%, 07/15/20(a)	13,261,848

REITs-Health Care: 0.47%

	Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes

1,750,000	7.750%, 02/15/19(a)	1,811,250

	Sabra Health Care LP/Sabra Capital Corp., Sr. Unsec. Notes

5,000,000	8.125%, 11/01/18(a)	5,475,000

		7,286,250
Principal Amount		Value (Note 2)
REITs-Mortgage: 1.65%

	iStar Financial, Inc., Sr. Unsec. Notes

26,100,000	9.000%, 06/01/17(b)	$25,708,500

REITs-Warehouse/Industrial: 1.82%

	First Industrial LP, Sr. Unsec. Notes

8,000,000	5.950%, 05/05/17(a)	8,241,760

19,019,000	7.600%, 07/15/28(a)	20,101,733

		28,343,493

Retail-Toy Store: 1.86%

	Toys R Us Property Co., I Llc, Gtd. Notes

26,355,000	10.750%, 07/15/17(a)	28,924,612

	Total Corporate Bonds (Cost $115,652,437)	124,387,378

CONVERTIBLE CORPORATE BONDS: 1.09%
REITs-Mortgage: 1.09%

	NorthStar Realty Finance LP

7,125,000	7.500%, 03/15/31(a)(b)	7,098,281

10,000,000	8.875%, 06/15/32(b)	9,925,000

		17,023,281

	Total Convertible Corporate Bonds (Cost $16,987,632)	17,023,281
Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 4.26%

	Wells Fargo Bank & Co.—San Francisco

$ 66,336,959	0.030%, due 07/02/12	66,336,959

	Total Short-Term Bank Debt Instruments (Cost $66,336,959)	66,336,959

	Total Investments: 119.32% (Cost $1,662,447,510)	1,857,940,780

	Net Other Assets and Liabilities: (19.32)%	(300,827,729)

	Net Assets: 100.00%	$1,557,113,051

Percentages are stated as a percent of net assets.

(a) Securities or portion of securities are being held as collateral for short sales or the letter of credit. At period end, the aggregate market value of those securities was $1,076,472,341 representing 69.13% of net assets.

See Notes to Financial Statements	29	June 30, 2012

Portfolio of Investments (Note 10) (Unaudited)

Forward Select Income Fund

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $66,639,531, representing 4.28% of net assets.

(c) Non-income producing security.

(d) This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

Investment Abbreviations:

Gtd. — Guaranteed

REIT — Real Estate Investment Trust

Sr. — Senior

Unsec. — Unsecured

June 30, 2012	30	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	FORWARD GLOBAL INFRASTRUCTURE FUND	FORWARD INTERNATIONAL REAL ESTATE FUND	FORWARD REAL ESTATE FUND
ASSETS:
Investments, at value	$112,461,330	$62,131,529	$35,356,831
Foreign currency, at value (Cost $1,379,677, $9,130 and $0, respectively)	1,394,375	8,858	0
Deposit with broker for securities sold short	202,564	0	0
Receivable for investments sold	2,438,106	764,881	835,008
Receivable for shares sold	204,651	206,469	762
Interest and dividends receivable	621,013	241,342	99,362
Other assets	59,822	41,028	31,218

Total Assets	117,381,861	63,394,107	36,323,181

LIABILITIES:
Options written, at value (Premiums received $179,996, $0 and $0, respectively)	88,850	0	0
Payable for investments purchased	1,334,081	1,982,856	236,635
Payable for shares redeemed	95,781	87,222	16,130
Payable to advisor	82,117	42,541	24,086
Payable for distribution and service fees	15,390	18,147	12,094
Payable to trustees	1,000	457	484
Payable for chief compliance officer fee	658	99	131
Payable to ReFlow (Note 2)	98	0	0
Accrued expenses and other liabilities	50,568	48,711	26,188

Total Liabilities	1,668,543	2,180,033	315,748

NET ASSETS	$115,713,318	$61,214,074	$36,007,433

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$188,793,420	$196,825,857	$28,373,470
Accumulated net investment income/(loss)	(213,209)	(2,390,754)	204,467
Accumulated net realized loss on investments, options contracts and foreign currency transactions	(74,930,189)	(136,166,215)	(5,188,243)
Net unrealized appreciation on investments, options contracts and translation of assets and liabilities in foreign currencies	2,063,296	2,945,186	12,617,739

TOTAL NET ASSETS	$115,713,318	$61,214,074	$36,007,433

INVESTMENTS, AT COST	$110,522,820	$59,189,273	$22,739,092
PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$19.05	$15.66	$14.60
Net Assets	$138,618	$700,210	$24,995,537
Shares of beneficial interest outstanding	7,275	44,710	1,711,517
Institutional Class:
Net Asset Value, offering and redemption price per share	$19.11	$15.62	$13.02
Net Assets	$80,355,516	$15,896,861	$1,112,823
Shares of beneficial interest outstanding	4,205,920	1,017,531	85,439

See Notes to Financial Statements	31	June 30, 2012

Statement of Assets and Liabilities (Unaudited)

	FORWARD GLOBAL INFRASTRUCTURE FUND (continued)	FORWARD INTERNATIONAL REAL ESTATE FUND (continued)	FORWARD REAL ESTATE FUND (continued)
Class A:
Net Asset Value, offering and redemption price per share	$19.11	$15.67	$14.49
Net Assets	$24,371,866	$34,787,179	$7,535,445
Shares of beneficial interest outstanding	1,275,134	2,219,572	520,179
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$20.28	$16.63	$15.37
Class B:
Net Asset Value, offering and redemption price per share	$19.13	—	—
Net Assets	$1,761,978	—	—
Shares of beneficial interest outstanding	92,086	—	—
Class C:
Net Asset Value, offering and redemption price per share	$19.17	$15.71	$14.62
Net Assets	$7,641,277	$9,608,219	$2,363,628
Shares of beneficial interest outstanding	398,617	611,591	161,726
Class M:
Net Asset Value, offering and redemption price per share	$19.10	$15.61	—
Net Assets	$1,444,063	$221,605	—
Shares of beneficial interest outstanding	75,604	14,192	—

June 30, 2012	32	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	FORWARD REAL ESTATE LONG/SHORT FUND	FORWARD SELECT INCOME FUND
ASSETS:
Investments, at value	$87,846,448	$1,857,940,780
Foreign currency, at value (Cost $62 and $0, respectively)	62	0
Deposit with broker for securities sold short	9,329,758	5,176,928
Receivable for investments sold	1,874,822	2,749,230
Receivable for shares sold	75,147	4,794,061
Interest and dividends receivable	462,330	19,581,037
Other assets	39,750	125,440

Total Assets	99,628,317	1,890,367,476

LIABILITIES:
Securities sold short (Proceeds $7,851,142 and $0, respectively)	9,573,978	0
Options written, at value (Premiums received $91,996 and $0, respectively)	119,666	0
Payable on loan (Note 2)	14,609,276	312,796,013
Payable for interest due on loan (Note 2)	1,781	31,274
Payable for dividend expense on short sales	17,548	0
Payable for investments purchased	541,352	17,338,872
Payable for shares redeemed	21,799	1,041,618
Payable to advisor	58,676	1,243,304
Payable for distribution and service fees	29,989	480,645
Payable to trustees	983	12,678
Payable for chief compliance officer fee	211	3,996
Payable to ReFlow (Note 2)	265	0
Accrued expenses and other liabilities	51,642	306,025

Total Liabilities	25,027,166	333,254,425

NET ASSETS	$74,601,151	$1,557,113,051

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$238,768,153	$1,506,642,697
Accumulated net investment income/(loss)	358,265	(944,829)
Accumulated net realized loss on investments, securities sold short, options contracts and foreign currency transactions	(186,329,633)	(144,078,087)
Net unrealized appreciation on investments, securities sold short, options contracts and translation of assets and liabilities in foreign currencies	21,804,366	195,493,270

TOTAL NET ASSETS	$74,601,151	$1,557,113,051

INVESTMENTS, AT COST	$64,300,973	$1,662,447,510
PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$25.90	$23.58
Net Assets	$1,080,689	$2,220,791
Shares of beneficial interest outstanding	41,733	94,180
Institutional Class:
Net Asset Value, offering and redemption price per share	$26.66	$23.58
Net Assets	$11,067,954	$516,996,608
Shares of beneficial interest outstanding	415,172	21,923,350

See Notes to Financial Statements	33	June 30, 2012

Statement of Assets and Liabilities (Unaudited)

	FORWARD REAL ESTATE LONG/SHORT FUND (continued)	FORWARD SELECT INCOME FUND (continued)
Class A:
Net Asset Value, offering and redemption price per share	$25.95	$23.61
Net Assets	$35,899,250	$716,761,760
Shares of beneficial interest outstanding	1,383,505	30,356,231
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$27.53	$25.05
Class B:
Net Asset Value, offering and redemption price per share	$25.81	$23.39
Net Assets	$3,700,629	$14,148,955
Shares of beneficial interest outstanding	143,389	604,923
Class C:
Net Asset Value, offering and redemption price per share	$25.76	$23.20
Net Assets	$19,202,799	$295,854,865
Shares of beneficial interest outstanding	745,361	12,752,394
Class M:
Net Asset Value, offering and redemption price per share	$26.67	$23.58
Net Assets	$3,649,830	$11,130,072
Shares of beneficial interest outstanding	136,869	472,039

June 30, 2012	34	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

	FORWARD GLOBAL INFRASTRUCTURE FUND	FORWARD INTERNATIONAL REAL ESTATE FUND	FORWARD REAL ESTATE FUND
INVESTMENT INCOME:
Interest	$2,859	$364	$128
Dividends	2,578,500	1,029,046	629,615
Foreign taxes withheld	(198,610)	(71,774)	0

Total Investment Income	2,382,749	957,636	629,743

EXPENSES:
Investment advisory fee	528,784	212,009	148,682
Administration fee	45,158	24,292	14,741
Custodian fee	30,897	22,799	2,292
Legal and audit fee	25,267	14,848	15,222
Transfer agent fee	39,218	26,954	13,279
Trustees’ fees and expenses	7,832	2,380	2,268
Registration/filing fees	27,255	19,145	22,937
Reports to shareholder and printing fees	8,601	6,817	4,257
Distribution and service fees
Investor Class	184	445	48,816
Class A	39,909	40,645	11,048
Class B	10,133	—	—
Class C	41,909	44,223	11,223
Chief compliance officer fee	3,711	1,109	1,041
ReFlow fees (Note 2)	3,247	186	681
Other	7,541	3,341	2,943

Total expenses before waiver	819,646	419,193	299,430
Less fees waived/reimbursed by investment advisor (Note 3)	0	(37,068)	0

Total Net Expenses	819,646	382,125	299,430

NET INVESTMENT INCOME:	1,563,103	575,511	330,313

Net realized gain on investments	2,114,062	4,094,514	1,144,928
Net realized gain on option contracts	22,568	0	0
Net realized loss on foreign currency transactions	(585,212)	(807,638)	0
Net change in unrealized appreciation on investments	821,047	7,702,763	3,620,351
Net change in unrealized appreciation on options contracts	91,146	0	0
Net change in unrealized appreciation on translation of assets and liabilities in foreign currency	78,471	10,543	0

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, OPTION CONTRACTS AND FOREIGN CURRENCY TRANSLATIONS	2,542,082	11,000,182	4,765,279

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,105,185	$11,575,693	$5,095,592

See Notes to Financial Statements	35	June 30, 2012

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

	FORWARD REAL ESTATE LONG/SHORT FUND	FORWARD SELECT INCOME FUND
INVESTMENT INCOME:
Interest	$45,987	$5,210,891
Dividends	1,751,018	63,068,874
Foreign taxes withheld	(2,330)	0

Total Investment Income	1,794,675	68,279,765

EXPENSES:
Interest on loan	140,550	2,179,333
Dividend expense on short sales	78,310	—
Investment advisory fee	348,921	7,192,883
Administration fee	27,452	392,338
Custodian fee	4,854	21,832
Legal and audit fee	22,911	177,897
Transfer agent fee	38,979	416,174
Trustees’ fees and expenses	4,388	89,400
Registration/filing fees	32,405	78,815
Reports to shareholder and printing fees	9,569	111,172
Distribution and service fees
Investor Class	720	1,799
Class A	52,867	1,015,053
Class B	19,628	74,567
Class C	97,402	1,411,415
Chief compliance officer fee	2,006	41,223
ReFlow fees (Note 2)	2,477	—
Other	4,734	45,965

Total Net Expenses	888,173	13,249,866

NET INVESTMENT INCOME:	906,502	55,029,899

Net realized gain/(loss) on investments	2,547,261	(5,501,980)
Net realized gain/(loss) on securities sold short	(115,840)	397,046
Net realized gain on option contracts	77,081	0
Net realized gain on foreign currency transactions	64,814	0
Net change in unrealized appreciation on investments	8,221,133	98,881,277
Net change in unrealized depreciation on securities sold short	(1,202,315)	0
Net change in unrealized depreciation on options contracts	(68,762)	0
Net change in unrealized appreciation on translation of assets and liabilities in foreign currency	9,346	0

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, SECURITIES SOLD SHORT, OPTION CONTRACTS AND FOREIGN CURRENCY TRANSLATIONS	9,532,718	93,776,343

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,439,220	$148,806,242

June 30, 2012	36	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD GLOBAL INFRASTRUCTURE FUND
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011(a)
OPERATIONS:
Net investment income	$1,563,103	$1,919,469
Net realized gain on investments	2,114,062	5,725,171
Net realized gain on option contracts	22,568	—
Net realized loss on foreign currency transactions	(585,212)	(1,063,644)
Net change in unrealized appreciation/(depreciation) on investments, options contracts and translation of assets and liabilities in foreign currency	990,664	(14,896,638)

Net increase/(decrease) in net assets resulting from operations	4,105,185	(8,315,642)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(1,915)	(217)
Institutional Class	(1,207,254)	(1,150,486)
Class A	(328,501)	(631,354)
Class B	(16,857)	(21,706)
Class C	(74,664)	(86,126)
Class M	(21,395)	(4,147)

Total distributions	(1,650,586)	(1,894,036)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	126,543	22,000
Issued to shareholders in reinvestment of distributions	1,915	217
Cost of shares redeemed	(30)	—

Net increase from share transactions	128,428	22,217

Institutional Class
Proceeds from sale of shares	18,418,136	89,635,170
Issued to shareholders in reinvestment of distributions	1,206,697	1,141,641
Cost of shares redeemed	(13,313,181)	(48,632,465)

Net increase from share transactions	6,311,652	42,144,346

Class A
Proceeds from sale of shares	1,042,870	10,208,204
Issued to shareholders in reinvestment of distributions	282,127	557,625
Cost of shares redeemed	(4,995,141)	(31,534,829)

Net decrease from share transactions	(3,670,144)	(20,769,000)

Class B
Issued to shareholders in reinvestment of distributions	13,481	13,578
Cost of shares redeemed	(541,936)	(824,353)

Net decrease from share transactions	(528,455)	(810,775)

Class C
Proceeds from sale of shares	92,152	547,277
Issued to shareholders in reinvestment of distributions	66,756	73,176
Cost of shares redeemed	(1,141,845)	(3,185,950)

Net decrease from share transactions	(982,937)	(2,565,497)

See Notes to Financial Statements	37	June 30, 2012

Statement of Changes in Net Assets

	FORWARD GLOBAL INFRASTRUCTURE FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011(a)
Class M
Proceeds from sale of shares	$1,312,943	$97,520
Issued to shareholders in reinvestment of distributions	21,289	4,147
Cost of shares redeemed	(116,812)	(27,381)

Net increase from share transactions	1,217,420	74,286

Net increase in net assets	$4,930,563	$7,885,899

NET ASSETS:
Beginning of period	110,782,755	102,896,856

End of period (including accumulated net investment loss of $(213,209) and $(125,726), respectively)	$115,713,318	$110,782,755

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	6,048	1,112
Distributions reinvested	105	11
Redeemed	(1)	—

Net increase in shares outstanding	6,152	1,123

Institutional Class
Sold	919,208	4,381,601
Distributions reinvested	65,976	56,400
Redeemed	(662,636)	(2,390,357)

Net increase in shares outstanding	322,548	2,047,644

Class A
Sold	52,029	510,284
Distributions reinvested	15,425	26,716
Redeemed	(247,679)	(1,578,744)

Net decrease in shares outstanding	(180,225)	(1,041,744)

Class B
Distributions reinvested	736	623
Redeemed	(26,263)	(40,031)

Net decrease in shares outstanding	(25,527)	(39,408)

Class C
Sold	4,565	25,994
Distributions reinvested	3,638	3,437
Redeemed	(56,923)	(157,719)

Net decrease in shares outstanding	(48,720)	(128,288)

Class M
Sold	68,328	4,841
Distributions reinvested	1,165	204
Redeemed	(5,814)	(1,386)

Net increase in shares outstanding	63,679	3,659

(a) The Forward Global Infrastructure Fund began offering Investor Class shares on May 2, 2011.

June 30, 2012	38	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD INTERNATIONAL REAL ESTATE FUND
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011(a)
OPERATIONS:
Net investment income	$575,511	$839,357
Net realized gain/(loss) on investments	4,094,514	(164,879)
Net realized gain/(loss) on foreign currency transactions	(807,638)	1,422,672
Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign transactions	7,713,306	(8,489,786)

Net increase/(decrease) in net assets resulting from operations	11,575,693	(6,392,636)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(28,837)	(2,694)
Institutional Class	(656,872)	(433,867)
Class A	(1,407,467)	(2,518,340)
Class C	(371,255)	(881,478)
Class M	(9,726)	(914)

Total distributions	(2,474,157)	(3,837,293)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	709,426	42,022
Issued to shareholders in reinvestment of distributions	28,837	2,694
Cost of shares redeemed	(72,720)	(7,826)

Net increase from share transactions	665,543	36,890

Institutional Class
Proceeds from sale of shares	13,887,425	6,928,744
Issued to shareholders in reinvestment of distributions	254,353	368,137
Cost of shares redeemed	(3,582,960)	(5,152,753)

Net increase from share transactions	10,558,818	2,144,128

Class A
Proceeds from sale of shares	12,228,324	4,175,148
Issued to shareholders in reinvestment of distributions	1,314,343	2,266,840
Cost of shares redeemed	(5,159,417)	(8,094,273)

Net increase/(decrease) from share transactions	8,383,250	(1,652,285)

Class B
Proceeds from sale of shares	—	28,064
Cost of shares redeemed	—	(1,701,281)

Net decrease from share transactions	—	(1,673,217)

Class C
Proceeds from sale of shares	782,771	1,449,566
Issued to shareholders in reinvestment of distributions	344,436	811,710
Cost of shares redeemed	(1,615,348)	(3,338,839)

Net decrease from share transactions	(488,141)	(1,077,563)

See Notes to Financial Statements	39	June 30, 2012

Statement of Changes in Net Assets

	FORWARD INTERNATIONAL REAL ESTATE FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011(a)
Class M
Proceeds from sale of shares	$216,614	$10,004
Issued to shareholders in reinvestment of distributions	9,726	914
Cost of shares redeemed	(41,246)	—

Net increase from share transactions	185,094	10,918

Net increase/(decrease) in net assets	$28,406,100	$(12,441,058)

NET ASSETS:
Beginning of period	32,807,974	45,249,032

End of period (including accumulated net investment loss of $(2,390,754) and $(492,108), respectively)	$61,214,074	$32,807,974

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	45,019	2,849
Distributions reinvested	1,895	218
Redeemed	(4,686)	(585)

Net increase in shares outstanding	42,228	2,482

Institutional Class
Sold	899,256	469,667
Distributions reinvested	16,745	28,922
Redeemed	(249,832)	(346,804)

Net increase in shares outstanding	666,169	151,785

Class A
Sold	785,197	257,713
Distributions reinvested	86,243	172,906
Redeemed	(344,260)	(546,532)

Net increase/(decrease) in shares outstanding	527,180	(115,913)

Class B
Sold	—	1,701
Redeemed	—	(99,066)

Net decrease in shares outstanding	—	(97,365)

Class C
Sold	51,879	91,991
Distributions reinvested	22,556	62,199
Redeemed	(111,847)	(220,441)

Net decrease in shares outstanding	(37,412)	(66,251)

Class M
Sold	15,622	571
Distributions reinvested	641	70
Redeemed	(2,712)	—

Net increase in shares outstanding	13,551	641

(a) The Forward International Real Estate Fund began offering Investor Class and Class M shares on May 2, 2011.

June 30, 2012	40	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD REAL ESTATE FUND
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011
OPERATIONS:
Net investment income	$330,313	$289,520
Net realized gain on investments	1,144,928	4,346,269
Net change in unrealized appreciation/(depreciation) on investments	3,620,351	(3,418,496)

Net increase in net assets resulting from operations	5,095,592	1,217,293

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(107,627)	(185,037)
Institutional Class	(7,447)	(8,836)
Class A	(36,736)	(66,759)
Class C	(3,567)	(5,106)

Total distributions	(155,377)	(265,738)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	2,668,301	6,024,353
Issued to shareholders in reinvestment of distributions	103,890	180,827
Cost of shares redeemed	(5,376,009)	(8,422,796)

Net decrease from share transactions	(2,603,818)	(2,217,616)

Institutional Class
Proceeds from sale of shares	371,324	66,732
Issued to shareholders in reinvestment of distributions	7,447	8,655
Cost of shares redeemed	(152,907)	(11,595)

Net increase from share transactions	225,864	63,792

Class A
Proceeds from sale of shares	143,008	298,498
Issued to shareholders in reinvestment of distributions	32,636	54,538
Cost of shares redeemed	(830,956)	(2,013,609)

Net decrease from share transactions	(655,312)	(1,660,573)

Class C
Proceeds from sale of shares	56,457	125,256
Issued to shareholders in reinvestment of distributions	3,336	4,526
Cost of shares redeemed	(187,365)	(678,750)

Net decrease from share transactions	(127,572)	(548,968)

Net increase/(decrease) in net assets	$1,779,377	$(3,411,810)

NET ASSETS:
Beginning of period	34,228,056	37,639,866

End of period (including accumulated net investment income of $204,467 and $29,531, respectively)	$36,007,433	$34,228,056

See Notes to Financial Statements	41	June 30, 2012

Statement of Changes in Net Assets

	FORWARD REAL ESTATE FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	194,669	473,250
Distributions reinvested	7,391	14,366
Redeemed	(389,345)	(676,261)

Net decrease in shares outstanding	(187,285)	(188,645)

Institutional Class
Sold	29,857	5,939
Distributions reinvested	593	776
Redeemed	(12,399)	(1,078)

Net increase in shares outstanding	18,051	5,637

Class A
Sold	10,364	23,860
Distributions reinvested	2,342	4,382
Redeemed	(60,569)	(161,463)

Net decrease in shares outstanding	(47,863)	(133,221)

Class C
Sold	4,096	10,267
Distributions reinvested	238	351
Redeemed	(13,910)	(54,421)

Net decrease in shares outstanding	(9,576)	(43,803)

June 30, 2012	42	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD REAL ESTATE LONG/SHORT FUND
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011(a)
OPERATIONS:
Net investment income	$906,502	$992,788
Net realized gain on investments	2,547,261	10,210,604
Net realized loss on securities sold short	(115,840)	(774,397)
Net realized gain on option contracts	77,081	135,387
Net realized gain on foreign currency transactions	64,814	129,463
Net change in unrealized appreciation/(depreciation) on investments, securities sold short, options contracts and translation of assets and liabilities in foreign currency	6,959,402	(10,396,107)

Net increase in net assets resulting from operations	10,439,220	297,738

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(6,504)	(621)
Institutional Class	(99,540)	(170,436)
Class A	(292,149)	(855,877)
Class B	(18,192)	(81,904)
Class C	(93,466)	(330,715)
Class M	(18,801)	(171)

Total distributions	(528,652)	(1,439,724)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	950,375	94,631
Issued to shareholders in reinvestment of distributions	6,504	621
Cost of shares redeemed	(6,643)	(2,087)

Net increase from share transactions	950,236	93,165

Institutional Class
Proceeds from sale of shares	4,378,152	16,704,041
Issued to shareholders in reinvestment of distributions	98,659	128,619
Cost of shares redeemed	(3,476,829)	(11,342,289)

Net increase from share transactions	999,982	5,490,371

Class A
Proceeds from sale of shares	2,122,040	3,957,251
Issued to shareholders in reinvestment of distributions	236,839	652,307
Cost of shares redeemed	(5,083,022)	(18,638,662)

Net decrease from share transactions	(2,724,143)	(14,029,104)

Class B
Proceeds from sale of shares	—	32,354
Issued to shareholders in reinvestment of distributions	16,631	66,732
Cost of shares redeemed	(1,288,938)	(3,376,874)

Net decrease from share transactions	(1,272,307)	(3,277,788)

Class C
Proceeds from sale of shares	328,913	1,226,619
Issued to shareholders in reinvestment of distributions	80,897	276,965
Cost of shares redeemed	(3,293,854)	(7,002,988)

Net decrease from share transactions	(2,884,044)	(5,499,404)

See Notes to Financial Statements	43	June 30, 2012

Statement of Changes in Net Assets

	FORWARD REAL ESTATE LONG/SHORT FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011(a)
Class M
Proceeds from sale of shares	$4,095,408	$10,007
Issued to shareholders in reinvestment of distributions	18,801	171
Cost of shares redeemed	(544,417)	—

Net increase from share transactions	3,569,792	10,178

Net increase/(decrease) in net assets	$8,550,084	$(18,354,568)

NET ASSETS:
Beginning of period	66,051,067	84,405,635

End of period (including accumulated net investment income/(loss) of $358,265 and $(19,585), respectively)	$74,601,151	$66,051,067

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	37,631	4,183
Distributions reinvested	257	28
Redeemed	(268)	(98)

Net increase in shares outstanding	37,620	4,113

Institutional Class
Sold	174,088	724,240
Distributions reinvested	3,795	5,580
Redeemed	(138,922)	(493,962)

Net increase in shares outstanding	38,961	235,858

Class A
Sold	86,148	173,286
Distributions reinvested	9,363	28,990
Redeemed	(205,640)	(820,368)

Net decrease in shares outstanding	(110,129)	(618,092)

Class B
Sold	—	1,480
Distributions reinvested	661	2,975
Redeemed	(53,190)	(150,166)

Net decrease in shares outstanding	(52,529)	(145,711)

Class C
Sold	13,445	52,975
Distributions reinvested	3,219	12,371
Redeemed	(134,080)	(312,111)

Net decrease in shares outstanding	(117,416)	(246,765)

Class M
Sold	157,117	396
Distributions reinvested	719	7
Redeemed	(21,370)	—

Net increase in shares outstanding	136,466	403

(a) The Forward Real Estate Long/Short Fund began offering Investor Class and Class M shares on May 2, 2011.

June 30, 2012	44	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD SELECT INCOME FUND
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011(a)
OPERATIONS:
Net investment income	$55,029,899	$76,180,832
Net realized gain/(loss) on investments	(5,501,980)	37,196,033
Net realized gain on securities sold short	397,046	—
Net realized loss on option contracts	—	(46,773)
Net change in unrealized appreciation/(depreciation) on investments	98,881,277	(83,943,905)

Net increase in net assets resulting from operations	148,806,242	29,386,187

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(55,559)	(5,696)
Institutional Class	(18,916,140)	(32,229,138)
Class A	(26,007,064)	(51,247,109)
Class B	(497,364)	(1,483,432)
Class C	(10,009,084)	(21,514,810)
Class M	(486,441)	(226,969)

Total distributions	(55,971,652)	(106,707,154)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	1,994,356	294,621
Issued to shareholders in reinvestment of distributions	55,321	5,696
Cost of shares redeemed	(142,395)	(20,403)

Net increase from share transactions	1,907,282	279,914

Institutional Class
Proceeds from sale of shares	176,119,959	349,321,547
Issued to shareholders in reinvestment of distributions	17,075,388	27,660,972
Cost of shares redeemed	(67,169,875)	(309,319,561)

Net increase from share transactions	126,025,472	67,662,958

Class A
Proceeds from sale of shares	156,803,730	239,057,629
Issued to shareholders in reinvestment of distributions	20,927,668	37,147,134
Cost of shares redeemed	(96,606,331)	(291,534,466)

Net increase/(decrease) from share transactions	81,125,067	(15,329,703)

Class B
Proceeds from sale of shares	30,262	153,177
Issued to shareholders in reinvestment of distributions	368,673	864,174
Cost of shares redeemed	(3,502,966)	(9,339,637)

Net decrease from share transactions	(3,104,031)	(8,322,286)

Class C
Proceeds from sale of shares	31,856,639	44,514,078
Issued to shareholders in reinvestment of distributions	7,459,453	13,285,984
Cost of shares redeemed	(24,603,705)	(55,447,482)

Net increase from share transactions	14,712,387	2,352,580

See Notes to Financial Statements	45	June 30, 2012

Statement of Changes in Net Assets

	FORWARD SELECT INCOME FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011(a)
Class M
Proceeds from sale of shares	$12,357,054	$2,441,427
Issued to shareholders in reinvestment of distributions	361,505	45,019
Cost of shares redeemed	(5,083,434)	(1,399,760)

Net increase from share transactions	7,635,125	1,086,686

Net increase/(decrease) in net assets	$321,135,892	$(29,590,818)

NET ASSETS:
Beginning of period	1,235,977,159	1,265,567,977

End of period (including accumulated net investment loss of $(944,829) and $(3,076), respectively)	$1,557,113,051	$1,235,977,159

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	85,115	13,505
Distributions reinvested	2,375	260
Redeemed	(6,152)	(923)

Net increase in shares outstanding	81,338	12,842

Institutional Class
Sold	7,578,134	15,196,644
Distributions reinvested	734,611	1,223,319
Redeemed	(2,883,707)	(13,684,555)

Net increase in shares outstanding	5,429,038	2,735,408

Class A
Sold	6,769,123	10,390,727
Distributions reinvested	899,016	1,643,835
Redeemed	(4,147,471)	(12,823,158)

Net increase/(decrease) in shares outstanding	3,520,668	(788,596)

Class B
Sold	1,309	6,639
Distributions reinvested	15,991	38,549
Redeemed	(152,962)	(408,020)

Net decrease in shares outstanding	(135,662)	(362,832)

Class C
Sold	1,393,173	1,963,582
Distributions reinvested	326,035	598,659
Redeemed	(1,076,496)	(2,479,372)

Net increase in shares outstanding	642,712	82,869

Class M
Sold	531,498	107,377
Distributions reinvested	15,565	2,011
Redeemed	(218,669)	(60,960)

Net increase in shares out.standing	328,394	48,428

(a) The Forward Select Income Fund began offering Investor Class shares on October 26, 2011.

June 30, 2012	46	See Notes to Financial Statements

Statement of Cash Flows

For the Six Months Ended June 30, 2012 (Unaudited)

	FORWARD REAL ESTATE LONG/SHORT FUND	FORWARD SELECT INCOME FUND
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$10,439,220	$148,806,242
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided/(used) in operating activities
Purchases of investment securities	(19,293,861)	(560,213,902)
Proceeds from sale of investment securities	20,194,092	390,051,555
Proceeds from securities sold short transactions	6,121,228	17,073,987
Purchases to cover securities sold short transactions	(2,219,206)	(16,706,489)
Premiums received from written options transactions	106,919	—
Premiums paid from closing written options transactions	(51,334)	—
Purchase of option contracts	(234,504)	—
Net purchases from short-term investment securities	(276,083)	(25,444,009)
Discount and premiums amortized	(341)	(108,358)
Net realized (gain)/loss on investment securities	(2,547,261)	5,501,980
Net realized (gain)/loss on securities sold short	115,840	(397,046)
Net realized (gain)/loss on option contracts	(77,081)	—
Net realized gain on foreign currency transactions	(64,814)	—
Net change in unrealized appreciation on investments, securities sold short, option contracts and translation of assets and liabilities in foreign currency	(6,959,402)	(98,881,277)
Changes in assets and liabilities:
Increase in deposit with broker for securities sold short	(3,892,921)	(5,073,701)
Increase in interest and dividends receivable	(1,898)	(1,509,756)
Increase in other assets	(5,507)	(46,077)
Increase/(Decrease) in payable for interest payable	45	(4,101)
Increase in payable for short sale dividends	12,120	—
Increase in payable for advisor	4,092	214,892
Increase in payable for distribution and service fees	3,125	122,520
Decrease in payable to trustees	(106)	(3,284)
Decrease in payable for chief compliance officer fee	(120)	(1,818)
Decrease in payable for ReFlow fee (Note 2)	(1,358)	—
Decrease in accrued expenses and other liabilities	(11,482)	(19,162)

Net cash provided/(used) in operating activities	1,359,402	(146,637,804)

CASH FLOWS FROM FINANCING ACTIVITIES:
Cash provided/(used) by loan, net	677,533	(23,902,069)
Proceeds from sale of shares	11,930,373	377,223,561
Cost of shares redeemed	(13,905,624)	(196,960,044)
Cash distributions paid	(70,321)	(9,723,644)

Net cash provided/(used) by financing activities	(1,368,039)	146,637,804

EFFECT OF EXCHANGE RATES ON CASH	8,663	—
NET CHANGE IN CASH FOR THE PERIOD	26	0

CASH & FOREIGN CURRENCY, BEGINNING OF PERIOD	36	0

CASH & FOREIGN CURRENCY, END OF PERIOD	$62	$0

Non-cash financing activities not included herein consist of reinvestment of distributions of $458,331 and $46,248,008, respectively.

Cash paid for interest during the period $140,505 and $2,183,434, respectively.

See Notes to Financial Statements	47	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Infrastructure Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2011(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$18.68		$22.54
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.37		0.23
Net realized and unrealized gain/(loss) on investments	0.27		(3.75)

Total from Investment Operations	0.64		(3.52)

LESS DISTRIBUTIONS:
From investment income	(0.27)		(0.34)

Total Distributions	(0.27)		(0.34)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.37		(3.86)

NET ASSET VALUE, END OF PERIOD	$19.05		$18.68

TOTAL RETURN	3.47	%(c)	(15.74	)% (c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$139		$21
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	3.80	%(d)	1.83	%(d)
Operating expenses including reimbursement/waiver	1.65	%(d)	1.72	%(d)
Operating expenses excluding reimbursement/waiver	1.65	%(d)	1.73	%(d)(e)
PORTFOLIO TURNOVER RATE	33	%(c)	88	%(f)

(a) The Fund began offering Investor Class shares on May 2, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective July 1, 2011, the Advisor had not agreed to limit expenses.

(f) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

June 30, 2012	48	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Infrastructure Fund

	INSTITUTIONAL CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009(b)	YEAR ENDED DECEMBER 31, 2008		PERIOD ENDED DECEMBER 31, 2007(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$18.72		$20.27		$19.39	$15.37	$27.11		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.28	(d)	0.43	(d)	0.44	0.45	0.47	(d)	0.24	(d)
Net realized and unrealized gain/(loss) on investments	0.40		(1.60)		1.11	4.08	(11.80)		2.06

Total from Investment Operations	0.68		(1.17)		1.55	4.53	(11.33)		2.30

LESS DISTRIBUTIONS:
From investment income	(0.29)		(0.38)		(0.67)	(0.51)	(0.39)		(0.12)
From capital gains	—		—		—	—	(0.04)		(0.07)
Tax return of capital	—		—		—	—	(0.00	)(e)	—

Total Distributions	(0.29)		(0.38)		(0.67)	(0.51)	(0.43)		(0.19)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—		—	0.00 (e)	0.02		0.00	(e)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.39		(1.55)		0.88	4.02	(11.74)		2.11

NET ASSET VALUE, END OF PERIOD	$19.11		$18.72		$20.27	$19.39	$15.37		$27.11

TOTAL RETURN	3.71	%(f)	(5.92)%		8.50%	29.84%	(42.05)%		9.20	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$80,356		$72,691		$37,217	$67,523	$32,664		$18,870
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	2.86	%(g)	2.12%		2.13%	2.63%	2.24%		1.78	%(g)
Operating expenses including reimbursement/waiver	1.24	%(g)	1.29	%(h)	1.25%	1.24%	1.26%		1.24	%(g)
Operating expenses excluding reimbursement/waiver	1.24	%(g)	1.29%		1.26%	1.32%	1.44%		1.56	%(g)
PORTFOLIO TURNOVER RATE	33	%(f)	88%		85%	61%	123%		42	%(f)

(a) Prior to the close of business on June 12, 2009, the Institutional Class was known as Class Y.

(b) Prior to the close of business on June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.

(c) From commencement of operations on June 29, 2007.

(d) Per share amounts are based upon average shares outstanding.

(e) Amount represents less than $0.01 per share.

(f) Not Annualized.

(g) Annualized.

(h) Effective July 1, 2011, the Advisor had not agreed to limit expenses.

See Notes to Financial Statements	49	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Infrastructure Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008		PERIOD ENDED DECEMBER 31, 2007(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$18.72		$20.28		$19.38	$15.35	$27.10		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.24	(c)	0.36	(c)	0.40	0.40	0.44	(c)	0.20	(c)
Net realized and unrealized gain/(loss) on investments	0.41		(1.60)		1.12	4.08	(11.82)		2.08

Total from Investment Operations	0.65		(1.24)		1.52	4.48	(11.38)		2.28

LESS DISTRIBUTIONS:
From investment income	(0.26)		(0.32)		(0.62)	(0.45)	(0.33)		(0.11)
From capital gains	—		—		—	—	(0.04)		(0.07)
Tax return of capital	—		—		—	—	(0.00	)(d)	—

Total Distributions	(0.26)		(0.32)		(0.62)	(0.45)	(0.37)		(0.18)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—		—	0.00 (d)	0.00	(d)	0.00	(d)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.39		(1.56)		0.90	4.03	(11.75)		2.10

NET ASSET VALUE, END OF PERIOD	$19.11		$18.72		$20.28	$19.38	$15.35		$27.10

TOTAL RETURN(e)	3.54	%(f)	(6.24)%		8.29%	29.53%	(42.28)%		9.12	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$24,372		$27,248		$50,631	$73,490	$62,918		$70,389
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	2.41	%(g)	1.75%		1.85%	2.42%	1.99%		1.53	%(g)
Operating expenses including reimbursement/waiver	1.53	%(g)	1.52	%(h)	1.50%	1.49%	1.51%		1.49	%(g)
Operating expenses excluding reimbursement/waiver	1.53	%(g)	1.52%		1.51%	1.57%	1.69%		1.81	%(g)
PORTFOLIO TURNOVER RATE	33	%(f)	88%		85%	61%	123%		42	%(f)

(a) Prior to the close of business on June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.

(b) From commencement of operations on June 29, 2007.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Effective July 1, 2011, the Advisor had not agreed to limit expenses.

June 30, 2012	50	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Infrastructure Fund

	CLASS B
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008		PERIOD ENDED DECEMBER 31, 2007(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$18.73		$20.28		$19.36	$15.30	$27.04		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.16	(c)	0.20	(c)	0.26	0.27	0.27	(c)	0.10	(c)
Net realized and unrealized gain/(loss) on investments	0.42		(1.59)		1.13	4.05	(11.78)		2.08

Total from Investment Operations	0.58		(1.39)		1.39	4.32	(11.51)		2.18

LESS DISTRIBUTIONS:
From investment income	(0.18)		(0.16)		(0.47)	(0.26)	(0.19)		(0.07)
From capital gains	—		—		—	—	(0.04)		(0.07)
Tax return of capital	—		—		—	—	(0.00	)(d)	—

Total Distributions	(0.18)		(0.16)		(0.47)	(0.26)	(0.23)		(0.14)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—		—	0.00 (d)	0.00	(d)	0.00	(d)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.40		(1.55)		0.92	4.06	(11.74)		2.04

NET ASSET VALUE, END OF PERIOD	$19.13		$18.73		$20.28	$19.36	$15.30		$27.04

TOTAL RETURN(e)	3.16	%(f)	(6.93)%		7.50%	28.52%	(42.73)%		8.68	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$1,762		$2,203		$3,184	$4,140	$3,708		$4,741
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	1.59	%(g)	0.98%		1.17%	1.66%	1.24%		0.78	%(g)
Operating expenses including reimbursement/waiver	2.24	%(g)	2.27	%(h)	2.25%	2.24%	2.26%		2.24	%(g)
Operating expenses excluding reimbursement/waiver	2.24	%(g)	2.28%		2.26%	2.32%	2.44%		2.56	%(g)
PORTFOLIO TURNOVER RATE	33	%(f)	88%		85%	61%	123%		42	%(f)

(a) Prior to the close of business on June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.

(b) From commencement of operations on June 29, 2007.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Effective July 1, 2011, the Advisor had not agreed to limit expenses.

See Notes to Financial Statements	51	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Infrastructure Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008		PERIOD ENDED DECEMBER 31, 2007(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$18.77		$20.32		$19.40	$15.32	$27.04		$25.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.17	(c)	0.20	(c)	0.26	0.28	0.27	(c)	0.10	(c)
Net realized and unrealized gain/(loss) on investments	0.42		(1.58)		1.13	4.05	(11.78)		2.08

Total from Investment Operations	0.59		(1.38)		1.39	4.33	(11.51)		2.18

LESS DISTRIBUTIONS:
From investment income	(0.19)		(0.17)		(0.47)	(0.25)	(0.17)		(0.07)
From capital gains	—		—		—	—	(0.04)		(0.07)
Tax return of capital	—		—		—	—	(0.00	)(d)	—

Total Distributions	(0.19)		(0.17)		(0.47)	(0.25)	(0.21)		(0.14)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—		—	0.00 (d)	0.00	(d)	0.00	(d)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.40		(1.55)		0.92	4.08	(11.72)		2.04

NET ASSET VALUE, END OF PERIOD	$19.17		$18.77		$20.32	$19.40	$15.32		$27.04

TOTAL RETURN(e)	3.18	%(f)	(6.90)%		7.51%	28.54%	(42.76)%		8.72	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$7,641		$8,397		$11,697	$15,035	$15,369		$23,550
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	1.71	%(g)	0.99%		1.14%	1.66%	1.24%		0.78	%(g)
Operating expenses including reimbursement/waiver	2.24	%(g)	2.28	%(h)	2.25%	2.24%	2.26%		2.24	%(g)
Operating expenses excluding reimbursement/waiver	2.24	%(g)	2.28%		2.26%	2.32%	2.44%		2.56	%(g)
PORTFOLIO TURNOVER RATE	33	%(f)	88%		85%	61%	123%		42	%(f)

(a) Prior to the close of business on June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.

(b) From commencement of operations on June 29, 2007.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Effective July 1, 2011, the Advisor had not agreed to limit expenses.

June 30, 2012	52	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Infrastructure Fund

	CLASS M
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011		PERIOD ENDED DECEMBER 31, 2010(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$18.72		$20.27		$18.70
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.40	(b)	0.41	(b)	0.33
Net realized and unrealized gain/(loss) on investments	0.27		(1.58)		1.91

Total from Investment Operations	0.67		(1.17)		2.24

LESS DISTRIBUTIONS:
From investment income	(0.29)		(0.38)		(0.67)

Total Distributions	(0.29)		(0.38)		(0.67)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.38		(1.55)		1.57

NET ASSET VALUE, END OF PERIOD	$19.10		$18.72		$20.27

TOTAL RETURN	3.66	%(c)	(5.92)%		12.49	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$1,444		$223		$168
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	4.14	%(d)	2.03%		2.60	%(d)
Operating expenses including reimbursement/waiver	1.26	%(d)	1.28	%(f)	1.24	%(d)
Operating expenses excluding reimbursement/waiver	1.26	%(d)	1.29%		1.26	%(d)
PORTFOLIO TURNOVER RATE	33	%(c)	88%		85	%(e)

(a) The Fund began offering Class M shares on February 1, 2010.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

(f) Effective July 1, 2011, the Advisor had not agreed to limit expenses.

See Notes to Financial Statements	53	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Real Estate Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2011(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.17		$17.58
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.26		0.17
Net realized and unrealized gain/(loss) on investments	3.91		(4.05)

Total from Investment Operations	4.17		(3.88)

LESS DISTRIBUTIONS:
From investment income	(0.68)		(1.53)

Total Distributions	(0.68)		(1.53)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	3.49		(5.41)

NET ASSET VALUE, END OF PERIOD	$15.66		$12.17

TOTAL RETURN	34.12	%(c)	(22.31	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$700		$30
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	3.41	%(d)	1.81	%(d)
Operating expenses including reimbursement/waiver	1.80	%(d)	1.80	%(d)
Operating expenses excluding reimbursement/waiver	1.93	%(d)	2.34	%(d)
PORTFOLIO TURNOVER RATE	185	%(c)	309	%(e)

(a) The Fund began offering Investor Class shares on May 2, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

June 30, 2012	54	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Real Estate Fund

	INSTITUTIONAL CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009(b)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$12.13		$15.97	$15.51	$12.89	$27.20	$30.03
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.24	(c)	0.39 (c)	0.64	0.47	0.43 (c)	0.20 (c)
Net realized and unrealized gain/(loss) on investments	3.95		(2.66)	1.96	4.18	(14.32)	(1.25)

Total from Investment Operations	4.19		(2.27)	2.60	4.65	(13.89)	(1.05)

LESS DISTRIBUTIONS:
From investment income	(0.70)		(1.57)	(2.14)	(2.03)	(0.02)	(1.70)
From capital gains	—		—	—	—	—	(0.08)
Tax return of capital	—		—	—	—	(0.40)	—

Total Distributions	(0.70)		(1.57)	(2.14)	(2.03)	(0.42)	(1.78)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	0.00 (d)	0.00 (d)	0.00 (d)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	3.49		(3.84)	0.46	2.62	(14.31)	(2.83)

NET ASSET VALUE, END OF PERIOD	$15.62		$12.13	$15.97	$15.51	$12.89	$27.20

TOTAL RETURN	34.44	%(e)	(14.56)%	18.46%	36.49%	(51.44)%	(3.39)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$15,897		$4,260	$3,187	$3,532	$5,420	$22,283
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	3.29	%(f)	2.59%	2.90%	2.24%	1.97%	0.65%
Operating expenses including reimbursement/waiver	1.40	%(f)	1.40%	1.40%	1.40%	1.41%	1.41%
Operating expenses excluding reimbursement/waiver	1.56	%(f)	1.78%	1.76%	1.70%	1.50%	1.37%
PORTFOLIO TURNOVER RATE	185	%(e)	309%	285%	143%	110%	90%

(a) Prior to the close of business on June 12, 2009, the Institutional Class was known as Class Y.

(b) Prior to the close of business on June 12, 2009, the Forward International Real Estate Fund was known as the Kensington International Real Estate Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Not Annualized.

(f) Annualized.

See Notes to Financial Statements	55	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Real Estate Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$12.17		$16.04	$15.54	$12.89	$27.17	$30.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.21	(b)	0.34 (b)	0.07	0.31	0.37 (b)	0.12 (b)
Net realized and unrealized gain/(loss) on investments	3.97		(2.67)	2.52	4.29	(14.29)	(1.23)

Total from Investment Operations	4.18		(2.33)	2.59	4.60	(13.92)	(1.11)

LESS DISTRIBUTIONS:
From investment income	(0.68)		(1.54)	(2.09)	(1.95)	(0.02)	(1.64)
From capital gains	—		—	—	—	—	(0.08)
Tax return of capital	—		—	—	—	(0.34)	—

Total Distributions	(0.68)		(1.54)	(2.09)	(1.95)	(0.36)	(1.72)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	0.00 (c)	0.00 (c)	0.00 (c)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	3.50		(3.87)	0.50	2.65	(14.28)	(2.83)

NET ASSET VALUE, END OF PERIOD	$15.67		$12.17	$16.04	$15.54	$12.89	$27.17

TOTAL RETURN(d)	34.19	%(e)	(14.80)%	18.33%	36.10%	(51.56)%	(3.59)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$34,787		$20,594	$29,007	$38,132	$43,311	$195,641
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	2.82	%(f)	2.23%	2.57%	1.86%	1.72%	0.40%
Operating expenses including reimbursement/waiver	1.71	%(f)(g)	1.65%	1.65%	1.65%	1.66%	1.66%
Operating expenses excluding reimbursement/waiver	1.89	%(f)	1.99%	2.01%	1.92%	1.75%	1.62%
PORTFOLIO TURNOVER RATE	185	%(e)	309%	285%	143%	110%	90%

(a) Prior to the close of business on June 12, 2009, the Forward International Real Estate Fund was known as the Kensington International Real Estate Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2012, the net expense limit changed from 1.65% to 1.80%.

June 30, 2012	56	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Real Estate Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$12.20		$16.06	$15.56	$12.87	$27.04	$29.91
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)	0.14	(b)	0.22 (b)	0.32	0.24	0.21 (b)	(0.11	)(b)
Net realized and unrealized gain/(loss) on investments	4.00		(2.67)	2.15	4.23	(14.20)	(1.23)

Total from Investment Operations	4.14		(2.45)	2.47	4.47	(13.99)	(1.34)

LESS DISTRIBUTIONS:
From investment income	(0.63)		(1.41)	(1.97)	(1.78)	—	(1.45)
From capital gains	—		—	—	—	—	(0.08)
Tax return of capital	—		—	—	—	(0.18)	—

Total Distributions	(0.63)		(1.41)	(1.97)	(1.78)	(0.18)	(1.53)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	0.00 (c)	0.00 (c)	0.00	(c)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	3.51		(3.86)	0.50	2.69	(14.17)	(2.87)

NET ASSET VALUE, END OF PERIOD	$15.71		$12.20	$16.06	$15.56	$12.87	$27.04

TOTAL RETURN(d)	33.76	%(e)	(15.42)%	17.40%	35.06%	(51.92)%	(4.36)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$9,608		$7,916	$11,489	$11,852	$12,935	$51,964
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss) including reimbursement/waiver	1.93	%(f)	1.45%	1.87%	1.08%	0.97%	(0.35)%
Operating expenses including reimbursement/waiver	2.40	%(f)	2.40%	2.40%	2.40%	2.41%	2.41%
Operating expenses excluding reimbursement/waiver	2.58	%(f)	2.74%	2.76%	2.67%	2.50%	2.37%
PORTFOLIO TURNOVER RATE	185	%(e)	309%	285%	143%	110%	90%

(a) Prior to the close of business on June 12, 2009, the Forward International Real Estate Fund was known as the Kensington International Real Estate Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

See Notes to Financial Statements	57	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Real Estate Fund

	CLASS M
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2011(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.12		$17.52
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.27		0.32
Net realized and unrealized gain/(loss) on investments	3.92		(4.15)

Total from Investment Operations	4.19		(3.83)

LESS DISTRIBUTIONS:
From investment income	(0.70)		(1.57)

Total Distributions	(0.70)		(1.57)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	3.49		(5.40)

NET ASSET VALUE, END OF PERIOD	$15.61		$12.12

TOTAL RETURN	34.50	%(c)	(22.10	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$222		$8
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	3.59	%(d)	3.32	%(d)
Operating expenses including reimbursement/waiver	1.40	%(d)	1.40	%(d)
Operating expenses excluding reimbursement/waiver	1.62	%(d)	1.91	%(d)
PORTFOLIO TURNOVER RATE	185	%(c)	309	%(e)

(a) The Fund began offering Class M Shares on May 2, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

June 30, 2012	58	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009		YEAR ENDED DECEMBER 31, 2008(a)	YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$12.71		$12.33		$10.03	$8.35		$14.30	$20.66
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.13	(b)	0.10	(b)	0.17	0.21		0.22	0.30
Net realized and unrealized gain/(loss) on investments	1.82		0.37		2.36	1.63		(5.88)	(3.21)

Total from Investment Operations	1.95		0.47		2.53	1.84		(5.66)	(2.91)

LESS DISTRIBUTIONS:
From investment income	(0.06)		(0.09)		(0.23)	(0.16)		(0.19)	(0.27)
From capital gains	—		—		—	—		(0.09)	(3.18)
Tax return of capital	—		—		—	—		(0.01)	—

Total Distributions	(0.06)		(0.09)		(0.23)	(0.16)		(0.29)	(3.45)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—		—	—		—	0.00	(c)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.89		0.38		2.30	1.68		(5.95)	(6.36)

NET ASSET VALUE, END OF PERIOD	$14.60		$12.71		$12.33	$10.03		$8.35	$14.30

TOTAL RETURN	15.38	%(d)	3.84%		25.40%	22.44%		(39.88)%	(15.30)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$24,996		$24,126		$25,733	$22,199		$19,065	$38,962
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	1.89	%(e)	0.78%		1.48%	2.44%		1.53%	1.22%
Operating expenses including reimbursement/waiver	1.71	%(e)	1.65	%(f)	1.60%	1.69	%(g)	1.47%	1.41	%(h)
Operating expenses excluding reimbursement/waiver	1.71	%(e)	1.68%		1.87%	1.74%		n/a	n/a
PORTFOLIO TURNOVER RATE	9	%(d)	36%		66%	64%		7%	40%

(a) Prior to January 20, 2009, the Forward Real Estate Fund was known as the Forward Progressive Real Estate Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) Not Annualized.

(e) Annualized.

(f) Effective July 1, 2011, the Advisor had not agreed to limit expenses.

(g) Effective May 1, 2009, the Advisor agreed to limit expenses at 1.60%.

(h) Effective January 2, 2007, the Advisor had not agreed to limit the expenses.

See Notes to Financial Statements	59	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011		YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009		PERIOD ENDED DECEMBER 31, 2008(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.34		$11.01		$8.98	$8.13		$15.39
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.14	(b)	0.14	(b)	0.08	0.23	(b)	0.16
Net realized and unrealized gain/(loss) on investments	1.63		0.33		2.22	1.39		(6.92)

Total from Investment Operations	1.77		0.47		2.30	1.62		(6.76)

LESS DISTRIBUTIONS:
From investment income	(0.09)		(0.14)		(0.27)	(0.77)		(0.38)
From capital gains	—		—		—	—		(0.09)
Tax return of capital	—		—		—	—		(0.03)

Total Distributions	(0.09)		(0.14)		(0.27)	(0.77)		(0.50)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.68		0.33		2.03	0.85		(7.26)

NET ASSET VALUE, END OF PERIOD	$13.02		$11.34		$11.01	$8.98		$8.13

TOTAL RETURN	15.64	%(c)	4.25%		25.91%	21.62%		(44.33	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$1,113		$764		$680	$583		$3,747
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	2.36	%(d)	1.23%		1.86%	3.29%		2.05	%(d)
Operating expenses including reimbursement/waiver	1.31	%(d)	1.25	%(e)	1.20%	1.43	%(f)	n/a
Operating expenses excluding reimbursement/waiver	1.31	%(d)	1.28%		1.47%	1.50%		1.26	%(d)
PORTFOLIO TURNOVER RATE	9	%(c)	36%		66%	64%		7	%(g)

(a) The Fund began offering Institutional Class shares on May 1, 2008. Prior to January 20, 2009, the Forward Real Estate Fund was known as the Forward Progressive Real Estate Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective July 1, 2011, the Advisor had not agreed to limit expenses.

(f) Effective May 1, 2009, the Advisor agreed to limit expenses at 1.20%.

(g) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.

June 30, 2012	60	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011		YEAR ENDED DECEMBER 31, 2010	PERIOD ENDED DECEMBER 31, 2009(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.60		$12.22		$9.95	$7.48
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.14	(b)	0.12	(b)	0.15	0.06
Net realized and unrealized gain on investments	1.82		0.37		2.37	2.60

Total from Investment Operations	1.96		0.49		2.52	2.66

LESS DISTRIBUTIONS:
From investment income	(0.07)		(0.11)		(0.25)	(0.19)

Total Distributions	(0.07)		(0.11)		(0.25)	(0.19)

NET INCREASE IN NET ASSET VALUE	1.89		0.38		2.27	2.47

NET ASSET VALUE, END OF PERIOD	$14.49		$12.60		$12.22	$9.95

TOTAL RETURN(c)	15.57	%(d)	4.01%		25.49%	35.84	%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$7,535		$7,159		$8,571	$9,039
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	1.99	%(e)	0.92%		1.62%	1.39	%(e)
Operating expenses including reimbursement/waiver	1.61	%(e)	1.50	%(f)	1.45%	1.45	%(e)
Operating expenses excluding reimbursement/waiver	1.61	%(e)	1.53%		1.71%	1.48	%(e)
PORTFOLIO TURNOVER RATE	9	%(d)	36%		66%	64	%(g)

(a) The Fund began offering Class A shares on June 12, 2009.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Effective July 1, 2011, the Advisor had not agreed to limit expenses.

(g) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

See Notes to Financial Statements	61	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011		YEAR ENDED DECEMBER 31, 2010	PERIOD ENDED DECEMBER 31, 2009(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.72		$12.35		$10.04	$7.48
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.09	(b)	0.02	(b)	0.10	0.03
Net realized and unrealized gain on investments	1.83		0.38		2.37	2.59

Total from Investment Operations	1.92		0.40		2.47	2.62

LESS DISTRIBUTIONS:
From investment income	(0.02)		(0.03)		(0.16)	(0.06)

Total Distributions	(0.02)		(0.03)		(0.16)	(0.06)

NET INCREASE IN NET ASSET VALUE	1.90		0.37		2.31	2.56

NET ASSET VALUE, END OF PERIOD	$14.62		$12.72		$12.35	$10.04

TOTAL RETURN(c)	15.04	%(d)	3.21%		24.71%	35.18	%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$2,364		$2,178		$2,656	$2,893
RATIOS TO AVERAGE NET ASSETS:
Net investment income including reimbursement/waiver	1.30	%(e)	0.17%		0.88%	0.65	%(e)
Operating expenses including reimbursement/waiver	2.31	%(e)	2.25	%(f)	2.20%	2.20	%(e)
Operating expenses excluding reimbursement/waiver	2.31	%(e)	2.28%		2.46%	2.23	%(e)
PORTFOLIO TURNOVER RATE	9	%(d)	36%		66%	64	%(g)

(a) The Fund began offering Class C shares on June 12, 2009.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Effective July 1, 2011, the Advisor had not agreed to limit expenses.

(g) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

June 30, 2012	62	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Long/Short Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2011(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$22.48		$24.62
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.50		0.31
Net realized and unrealized gain/(loss) on investments	3.15		(2.06)

Total from Investment Operations	3.65		(1.75)

LESS DISTRIBUTIONS:
From investment income	(0.23)		(0.39)

Total Distributions	(0.23)		(0.39)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	3.42		(2.14)

NET ASSET VALUE, END OF PERIOD	$25.90		$22.48

TOTAL RETURN	16.24	%(c)	(7.09	)% (c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$1,081		$92
RATIOS TO AVERAGE NET ASSETS (excluding interest and dividends on short sales expense):
Net investment income	4.73	%(d)	2.51	%(d)
Operating expenses	1.81	%(d)	1.98	%(d)
RATIOS TO AVERAGE NET ASSETS (including interest and dividends on short sales expense):
Net investment income	4.10	%(d)	2.08	%(d)
Operating expenses	2.43	%(d)	2.42	%(d)
PORTFOLIO TURNOVER RATE	24	%(c)	78	%(e)

(a) The Fund began offering Investor Class shares on May 2, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

See Notes to Financial Statements	63	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Long/Short Fund

	INSTITUTIONAL CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011(b)	YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009(c)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$23.10		$23.42	$18.43	$13.35	$34.89	$54.19
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.40	(d)	0.52 (d)	0.90	0.81	1.95 (d)	1.76 (d)
Net realized and unrealized gain/(loss) on investments	3.41		(0.27)	5.23	5.27	(21.42)	(12.99)

Total from Investment Operations	3.81		0.25	6.13	6.08	(19.47)	(11.23)

LESS DISTRIBUTIONS:
From investment income	(0.25)		(0.57)	(1.14)	(1.00)	(1.64)	(2.00)
From capital gains	—		—	—	—	(0.10)	(6.12)

Tax return of capital	—		—	—	—	(0.33)	—

Total Distributions	(0.25)		(0.57)	(1.14)	(1.00)	(2.07)	(8.12)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	0.00 (e)	—	0.05

NET INCREASE/(DECREASE) IN NET ASSET VALUE	3.56		(0.32)	4.99	5.08	(21.54)	(19.30)

NET ASSET VALUE, END OF PERIOD	$26.66		$23.10	$23.42	$18.43	$13.35	$34.89

TOTAL RETURN	16.51	%(f)	1.10%	33.67%	48.57%	(57.68)%	(21.55)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$11,068		$8,692	$3,287	$1,502	$711	$2,550
RATIOS TO AVERAGE NET ASSETS (excluding interest and dividends on short sales expense):
Net investment income	3.78	%(g)	2.71%	4.58%	7.14%	7.77%	4.90%
Operating expenses	1.43	%(g)	1.46%	1.34%	0.84%	0.46%	1.30%
RATIOS TO AVERAGE NET ASSETS (including interest and dividends on short sales expense):
Net investment income	3.16	%(g)	2.27%	4.33%	7.14%	6.68%	3.39%
Operating expenses	2.05	%(g)	1.90%	1.59%	0.84%	1.55%	2.81%
PORTFOLIO TURNOVER RATE	24	%(f)	78%	95%	291%	189%	222%

(a) Prior to the close of business on June 12, 2009, the Institutional Class was known as Class Y.

(b) Prior to May 1, 2011, the Forward Real Estate Long/Short Fund was known as the Forward Strategic Realty Fund.

(c) Prior to the close of business on June 12, 2009, the Forward Strategic Realty Fund was known as the Kensington Strategic Realty Fund.

(d) Per share amounts are based upon average shares outstanding.

(e) Amount represents less than $0.01 per share.

(f) Not Annualized.

(g) Annualized.

June 30, 2012	64	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Long/Short Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011(a)	YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009(b)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$22.50		$22.83	$17.99	$13.02	$34.88	$54.22
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.34	(c)	0.35 (c)	0.77	1.36	1.92 (c)	1.63 (c)
Net realized and unrealized gain/(loss) on investments	3.32		(0.17)	5.16	4.52	(21.78)	(12.98)

Total from Investment Operations	3.66		0.18	5.93	5.88	(19.86)	(11.35)

LESS DISTRIBUTIONS:
From investment income	(0.21)		(0.51)	(1.09)	(0.91)	(1.58)	(1.87)
From capital gains	—		—	—	—	(0.10)	(6.12)

Tax return of capital	—		—	—	—	(0.32)	—

Total Distributions	(0.21)		(0.51)	(1.09)	(0.91)	(2.00)	(7.99)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	0.00 (d)	0.00 (d)	0.00 (d)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	3.45		(0.33)	4.84	4.97	(21.86)	(19.34)

NET ASSET VALUE, END OF PERIOD	$25.95		$22.50	$22.83	$17.99	$13.02	$34.88

TOTAL RETURN(e)	16.29	%(f)	0.82%	33.34%	48.18%	(58.78)%	(21.81)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$35,899		$33,601	$48,211	$36,323	$43,718	$208,147
RATIOS TO AVERAGE NET ASSETS (excluding interest and dividends on short sales expense):
Net investment income	3.38	%(g)	1.97%	4.11%	6.58%	7.52%	4.65%
Operating expenses	1.73	%(g)	1.67%	1.60%	0.84%	0.71%	1.55%
RATIOS TO AVERAGE NET ASSETS (including interest and dividends on short sales expense):
Net investment income	2.75	%(g)	1.53%	3.86%	6.58%	6.43%	3.14%
Operating expenses	2.36	%(g)	2.11%	1.85%	0.84%	1.80%	3.06%
PORTFOLIO TURNOVER RATE	24	%(f)	78%	95%	291%	189%	222%

(a) Prior to May 1, 2011, the Forward Real Estate Long/Short Fund was known as the Forward Strategic Realty Fund.

(b) Prior to the close of business on June 12, 2009, the Forward Strategic Realty Fund was known as the Kensington Strategic Realty Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	65	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Long/Short Fund

	CLASS B
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011(a)	YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009(b)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$22.37		$22.70	$17.89	$12.83	$34.42	$53.60
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.24	(c)	0.17 (c)	0.14	0.37	1.64 (c)	1.22 (c)
Net realized and unrealized gain/(loss) on investments	3.32		(0.17)	5.59	5.33	(21.44)	(12.79)

Total from Investment Operations	3.56		0.00	5.73	5.70	(19.80)	(11.57)

LESS DISTRIBUTIONS:
From investment income	(0.12)		(0.33)	(0.92)	(0.64)	(1.40)	(1.49)
From capital gains	—		—	—	—	(0.10)	(6.12)
Tax return of capital	—		—	—	—	(0.29)	—

Total Distributions	(0.12)		(0.33)	(0.92)	(0.64)	(1.79)	(7.61)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	0.00 (d)	—	0.00 (d)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	3.44		(0.33)	4.81	5.06	(21.59)	(19.18)

NET ASSET VALUE, END OF PERIOD	$25.81		$22.37	$22.70	$17.89	$12.83	$34.42

TOTAL RETURN(e)	15.88	%(f)	0.06%	32.34%	47.02%	(59.07)%	(22.38)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$3,701		$4,384	$7,755	$8,729	$9,597	$37,461
RATIOS TO AVERAGE NET ASSETS (excluding interest and dividends on short sales expense):
Net investment income	2.62	%(g)	1.20%	3.04%	5.78%	6.77%	3.91%
Operating expenses	2.43	%(g)	2.42%	2.36%	1.62%	1.46%	2.29%
RATIOS TO AVERAGE NET ASSETS (including interest and dividends on short sales expense):
Net investment income	1.99	%(g)	0.76%	2.80%	5.78%	5.68%	2.39%
Operating expenses	3.06	%(g)	2.86%	2.60%	1.62%	2.55%	3.81%
PORTFOLIO TURNOVER RATE	24	%(f)	78%	95%	291%	189%	222%

(a) Prior to May 1, 2011, the Forward Real Estate Long/Short Fund was known as the Forward Strategic Realty Fund.

(b) Prior to the close of business on June 12, 2009, the Forward Strategic Realty Fund was known as the Kensington Strategic Realty Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

June 30, 2012	66	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Long/Short Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011(a)	YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009(b)	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$22.34		$22.67	$17.87	$12.84	$34.41	$53.56
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.25	(c)	0.19 (c)	0.47	0.53	1.64 (c)	1.22 (c)
Net realized and unrealized gain/(loss) on investments	3.29		(0.18)	5.26	5.16	(21.43)	(12.78)

Total from Investment Operations	3.54		0.01	5.73	5.69	(19.79)	(11.56)

LESS DISTRIBUTIONS:
From investment income	(0.12)		(0.34)	(0.93)	(0.66)	(1.39)	(1.47)
From capital gains	—		—	—	—	(0.10)	(6.12)
Tax return of capital	—		—	—	—	(0.29)	—

Total Distributions	(0.12)		(0.34)	(0.93)	(0.66)	(1.78)	(7.59)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	0.00 (d)	0.00 (d)	0.00 (d)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	3.42		(0.33)	4.80	5.03	(21.57)	(19.15)

NET ASSET VALUE, END OF PERIOD	$25.76		$22.34	$22.67	$17.87	$12.84	$34.41

TOTAL RETURN(e)	15.87	%(f)	0.04%	32.35%	47.03%	(59.08)%	(22.36)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$19,203		$19,272	$25,152	$23,191	$22,658	$90,500
RATIOS TO AVERAGE NET ASSETS (excluding interest and dividends on short sales expense):
Net investment income	2.66	%(g)	1.27%	3.16%	5.77%	6.77%	3.90%
Operating expenses	2.43	%(g)	2.43%	2.36%	1.65%	1.46%	2.30%
RATIOS TO AVERAGE NET ASSETS (including interest and dividends on short sales expense):
Net investment income	2.03	%(g)	0.83%	2.92%	5.77%	5.68%	2.39%
Operating expenses	3.06	%(g)	2.87%	2.60%	1.65%	2.55%	3.81%
PORTFOLIO TURNOVER RATE	24	%(f)	78%	95%	291%	189%	222%

(a) Prior to May 1, 2011, the Forward Real Estate Long/Short Fund was known as the Forward Strategic Realty Fund.

(b) Prior to the close of business on June 12, 2009, the Forward Strategic Realty Fund was known as the Kensington Strategic Realty Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	67	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Long/Short Fund

	CLASS M
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2011(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$23.10		$25.26
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.61		0.36
Net realized and unrealized gain/(loss) on investments	3.21		(2.09)

Total from Investment Operations	3.82		(1.73)

LESS DISTRIBUTIONS:
From investment income	(0.25)		(0.43)

Total Distributions	(0.25)		(0.43)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	3.57		(2.16)

NET ASSET VALUE, END OF PERIOD	$26.67		$23.10

TOTAL RETURN	16.51	%(c)	(6.81	)%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$3,650		$9
RATIOS TO AVERAGE NET ASSETS (excluding interest and dividends on short sales expense):
Net investment income	5.40	%(d)	2.78	%(d)
Operating expenses	1.38	%(d)	1.50	%(d)
RATIOS TO AVERAGE NET ASSETS (including interest and dividends on short sales expense):
Net investment income	4.77	%(d)	2.34	%(d)
Operating expenses	2.01	%(d)	1.94	%(d)
PORTFOLIO TURNOVER RATE	24	%(c)	78	%(e)

(a) The Fund began offering Class M Shares on May 2, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

June 30, 2012	68	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select Income Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2011(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$22.01		$21.75
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	1.11		0.38
Net realized and unrealized gain on investments	1.34		0.33

Total from Investment Operations	2.45		0.71

LESS DISTRIBUTIONS:
From investment income	(0.88)		(0.45)

Total Distributions	(0.88)		(0.45)

NET INCREASE IN NET ASSET VALUE	1.57		0.26

NET ASSET VALUE, END OF PERIOD	$23.58		$22.01

TOTAL RETURN	11.25	%(c)	3.28	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$2,221		$283
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income	9.94	%(d)	10.11	%(d)
Operating expenses	1.61	%(d)	1.67	%(d)
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income	9.63	%(d)	9.77	%(d)
Operating expenses	1.91	%(d)	2.01	%(d)
PORTFOLIO TURNOVER RATE	23	%(c)	73	%(e)

(a) The Fund began offering Investor Class shares on October 26, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

See Notes to Financial Statements	69	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select Income Fund

	INSTITUTIONAL CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009(b)	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$22.00		$23.24	$20.11	$13.14	$25.13		$35.87
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.93	(c)	1.45 (c)	1.91	1.91	2.38	(c)	2.41	(c)
Net realized and unrealized gain/(loss) on investments	1.56		(0.70)	3.29	7.29	(11.90)		(10.62)

Total from Investment Operations	2.49		0.75	5.20	9.20	(9.52)		(8.21)

LESS DISTRIBUTIONS:
From investment income	(0.91)		(1.99)	(2.07)	(1.73)	(1.77)		(1.90)
Tax return of capital	—		—	—	(0.51)	(0.71)		(0.63)

Total Distributions	(0.91)		(1.99)	(2.07)	(2.24)	(2.48)		(2.53)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	0.01	0.01		0.00	(d)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.58		(1.24)	3.13	6.97	(11.99)		(10.74)

NET ASSET VALUE, END OF PERIOD	$23.58		$22.00	$23.24	$20.11	$13.14		$25.13

TOTAL RETURN	11.44	%(e)	3.31%	26.74%	76.03%	(40.43	)%(g)(h)	(24.02	)%(i)
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$516,997		$362,894	$319,717	$139,624	$71,934		$35,609
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income	8.38	%(f)	6.64%	8.98%	11.43%	12.54%		8.10%
Operating expenses	1.19	%(f)	1.19%	1.20%	1.27%	1.33%		1.25%
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income	8.08	%(f)	6.31%	8.68%	11.14%	11.76%		7.45%
Operating expenses	1.50	%(f)	1.52%	1.50%	1.56%	2.11%		1.90%
PORTFOLIO TURNOVER RATE	23	%(e)	73%	93%	138%	66%		88%

(a) Prior to the close of business on June 12, 2009, the Institutional Class was known as Class Y.

(b) Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Not Annualized.

(f) Annualized.

(g) Total return includes an increase from payment by affiliates for net losses realized on investments not meeting investment restrictions. Excluding such item, the total return would have been decreased by 0.38%.

(h) Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.02) per share.

(i) Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.22) per share.

June 30, 2012	70	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select Income Fund

	CLASS A
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$22.03		$23.26	$20.13	$13.17	$25.14		$35.90
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.89	(b)	1.38 (b)	1.68	1.70	2.42	(b)	2.40	(b)
Net realized and unrealized gain/(loss) on investments	1.57		(0.67)	3.47	7.42	(12.02)		(10.70)

Total from Investment Operations	2.46		0.71	5.15	9.12	(9.60)		(8.30)

LESS DISTRIBUTIONS:
From investment income	(0.88)		(1.94)	(2.02)	(1.68)	(1.70)		(1.83)
Tax return of capital	—		—	—	(0.49)	(0.71)		(0.63)

Total Distributions	(0.88)		(1.94)	(2.02)	(2.17)	(2.41)		(2.46)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	0.01	0.04		0.00	(c)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.58		(1.23)	3.13	6.96	(11.97)		(10.76)

NET ASSET VALUE, END OF PERIOD	$23.61		$22.03	$23.26	$20.13	$13.17		$25.14

TOTAL RETURN(d)	11.26	%(e)	3.09%	26.41%	74.98%	(40.49	)%(g)(h)	(24.21	)%(i)
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$716,762		$591,167	$642,665	$442,444	$208,502		$246,986
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income	7.97	%(f)	6.33%	8.38%	11.36%	12.28%		7.85%
Operating expenses	1.49	%(f)	1.44%	1.44%	1.52%	1.58%		1.50%
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income	7.67	%(f)	6.00%	8.07%	11.07%	11.50%		7.20%
Operating expenses	1.80	%(f)	1.77%	1.75%	1.81%	2.36%		2.15%
PORTFOLIO TURNOVER RATE	23	%(e)	73%	93%	138%	66%		88%

(a) Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Total return includes an increase from payment by affiliates for net losses realized on investments not meeting investment restrictions. Excluding such item, the total return would have been decreased by 0.30%.

(h) Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.02) per share.

(i) Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.22) per share.

See Notes to Financial Statements	71	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select Income Fund

	CLASS B
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$21.83		$23.06	$19.96	$12.98	$24.86		$35.60
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.77	(b)	1.16 (b)	1.45	1.65	2.28	(b)	2.13	(b)
Net realized and unrealized gain/(loss) on investments	1.58		(0.63)	3.50	7.19	(11.90)		(10.59)

Total from Investment Operations	2.35		0.53	4.95	8.84	(9.62)		(8.46)

LESS DISTRIBUTIONS:
From investment income	(0.79)		(1.76)	(1.85)	(1.44)	(1.62)		(1.65)
Tax return of capital	—		—	—	(0.43)	(0.64)		(0.63)

Total Distributions	(0.79)		(1.76)	(1.85)	(1.87)	(2.26)		(2.28)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	0.01	0.00	(c)	0.00	(c)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.56		(1.23)	3.10	6.98	(11.88)		(10.74)

NET ASSET VALUE, END OF PERIOD	$23.39		$21.83	$23.06	$19.96	$12.98		$24.86

TOTAL RETURN(d)	10.87	%(e)	2.31%	25.52%	73.52%	(41.01	)%(g)(h)	(24.78	)%(i)
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$14,149		$16,165	$25,445	$29,667	$21,423		$37,874
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income	7.06	%(f)	5.42%	7.23%	10.60%	11.53%		7.10%
Operating expenses	2.19	%(f)	2.19%	2.19%	2.28%	2.33%		2.25%
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income	6.75	%(f)	5.09%	6.93%	10.31%	10.75%		6.45%
Operating expenses	2.49	%(f)	2.52%	2.50%	2.57%	3.11%		2.90%
PORTFOLIO TURNOVER RATE	23	%(e)	73%	93%	138%	66%		88%

(a) Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Total return includes an increase from payment by affiliates for net losses realized on investments not meeting investment restrictions. Excluding such item, the total return would have been decreased by 0.31%.

(h) Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.02) per share.

(i) Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.22) per share.

June 30, 2012	72	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select Income Fund

	CLASS C
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010	YEAR ENDED DECEMBER 31, 2009(a)	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$21.66		$22.91	$19.86	$12.95	$24.80		$35.53
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	0.79	(b)	1.20 (b)	1.61	1.75	2.22	(b)	2.11	(b)
Net realized and unrealized gain/(loss) on investments	1.55		(0.68)	3.30	7.07	(11.81)		(10.56)

Total from Investment Operations	2.34		0.52	4.91	8.82	(9.59)		(8.45)

LESS DISTRIBUTIONS:
From investment income	(0.80)		(1.77)	(1.86)	(1.48)	(1.62)		(1.65)
Tax return of capital	—		—	—	(0.44)	(0.64)		(0.63)

Total Distributions	(0.80)		(1.77)	(1.86)	(1.92)	(2.26)		(2.28)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	0.01	0.00	(c)	0.00	(c)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.54		(1.25)	3.05	6.91	(11.85)		(10.73)

NET ASSET VALUE, END OF PERIOD	$23.20		$21.66	$22.91	$19.86	$12.95		$24.80

TOTAL RETURN(d)	10.89	%(e)	2.29%	25.46%	73.60%	(40.99	)%(g)(h)	(24.80	)%(i)
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$295,855		$262,310	$275,529	$210,227	$102,163		$134,139
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income	7.22	%(f)	5.63%	7.60%	10.65%	11.53%		7.10%
Operating expenses	2.19	%(f)	2.19%	2.19%	2.27%	2.33%		2.25%
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income	6.92	%(f)	5.30%	7.29%	10.36%	10.75%		6.45%
Operating expenses	2.49	%(f)	2.52%	2.50%	2.56%	3.11%		2.90%
PORTFOLIO TURNOVER RATE	23	%(e)	73%	93%	138%	66%		88%

(a) Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Total return includes an increase from payment by affiliates for net losses realized on investments not meeting investment restrictions. Excluding such item, the total return would have been decreased by 0.31%.

(h) Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.02) per share.

(i) Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.22) per share.

See Notes to Financial Statements	73	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select Income Fund

	CLASS M
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	PERIOD ENDED DECEMBER 31, 2010(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$22.00		$23.24	$20.56
INCOME/(LOSS) FROM OPERATIONS:
Net investment income	1.02	(b)	1.48 (b)	2.06
Net realized and unrealized gain/(loss) on investments	1.47		(0.73)	2.69

Total from Investment Operations	2.49		0.75	4.75

LESS DISTRIBUTIONS:
From investment income	(0.91)		(1.99)	(2.07)

Total Distributions	(0.91)		(1.99)	(2.07)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.58		(1.24)	2.68

NET ASSET VALUE, END OF PERIOD	$23.58		$22.00	$23.24

TOTAL RETURN	11.44	%(c)	3.31%	23.96	%(c)
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$11,130		$3,160	$2,212
RATIOS TO AVERAGE NET ASSETS (excluding interest expense):
Net investment income	9.19	%(d)	6.81%	11.92	%(d)
Operating expenses	1.21	%(d)	1.20%	1.23	%(d)
RATIOS TO AVERAGE NET ASSETS (including interest expense):
Net investment income	8.89	%(d)	6.48%	11.62	%(d)
Operating expenses	1.51	%(d)	1.53%	1.53	%(d)
PORTFOLIO TURNOVER RATE	23	%(c)	73%	93	%(e)

(a) The Fund began offering Class M shares on February 1, 2010.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

June 30, 2012	74	See Notes to Financial Statements

Notes to Financial Statements (Unaudited)

1. Organization

Forward Funds (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2012, the Trust has 33 registered funds. This annual report describes 5 funds offered by the Trust (each a “Fund” and collectively, the “Funds”). The accompanying financial statements and financial highlights are those of the Forward Global Infrastructure Fund (“Global Infrastructure Fund”), the Forward International Real Estate Fund (“International Real Estate Fund”), the Forward Real Estate Fund (“Real Estate Fund”), the Forward Real Estate Long/Short Fund (“Real Estate Long/Short Fund”), and the Forward Select Income Fund (“Select Income Fund”).

The Global Infrastructure Fund seeks to achieve total return through capital appreciation and current income through investing primarily in global infrastructure-related securities. The International Real Estate Fund seeks to achieve total return from both capital appreciation and current income through investing primarily in a portfolio of non-U.S. securities of real estate and real estate-related companies. The Real Estate Fund seeks income with capital appreciation as a secondary goal through investing primarily in securities of real estate companies, including real estate investment trusts (“REITs”). The Real Estate Long/Short Fund seeks total return through a combination of high current income relative to equity investment alternatives, plus long-term growth of capital through investing primarily in securities of issuers engaged primarily in the real estate industry such as REITs, master limited partnerships and other real estate firms. The Select Income Fund seeks high current income and potential for modest long-term growth of capital through investing primarily in securities of companies in the real estate industry, such as REITs, master limited partnerships and other real estate firms.

Information presented in the accompanying Funds’ financial statements pertains to the Investor Class, Institutional Class, Class A, Class B, Class C and Class M shares offered by the Trust.

Effective May 1, 2009, the Funds no longer offer for sale Class B shares of the Funds and shareholders are no longer able to make new or additional investments in Class B shares. As of May 1, 2009, the current holders of Class B shares of the Fund will continue to be permitted to: hold their Class B shares until they are converted to Class A shares; exchange their Class B shares for Class B shares of another Fund; automatically reinvest dividends in Class B shares; and make additional investments in other share classes of the Funds, subject to pricing and eligibility requirements of those other share classes.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

The Funds invest a substantial portion of assets in the equity securities of issuers engaged in the real estate industry, including REITs. As a result, the Funds may be more affected by economic and regulatory developments in the real estate industry than would an equity fund not concentrating its investments in a particular industry.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2012.

75	June 30, 2012

Notes to Financial Statements (Unaudited)

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market, and that are freely transferable, are valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there have been no sales that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued at either the last available sale price or at fair value.

Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available are valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are valued at amortized cost, which approximates fair value, if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if the original term to maturity exceeds 60 days (unless the Board of Trustees determines that this method does not represent fair value).

The Funds’ independent pricing services (approved by the Board of Trustees) use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

In the event valuation information is not available from independent pricing services for a security held by a Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value (approved by the Board of Trustee) more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures and swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities.

Options on securities and options on indices are valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from an independent pricing service or one or more dealers that make markets in such securities, or at fair value.

Portfolio securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. The Funds will use a fair valu-

June 30, 2012	76

Notes to Financial Statements (Unaudited)

ation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Exchange-Traded Funds (“ETFs”): Certain Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Funds will also incur brokerage commissions and related charges when pur-

77	June 30, 2012

Notes to Financial Statements (Unaudited)

chasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Master Limited Partnerships (“MLPs”): Each Fund may invest in MLPs, which are limited partnerships in which ownership units are publicly traded. MLPs often own interests in properties or businesses that are related to the oil and gas industries, although MLPs may invest in other types of investments. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (such as a Fund investing in an MLP) are not involved in the day-to-day management of the partnership.

Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation and conflicts of interest may exist among unit holders and the general partner of an MLP. MLPs that concentrate in a particular industry or region are subject to risk associated with such industry or region. Investments held by MLPs may be illiquid. MLP unit prices may be more volatile than securities of larger or more broadly based companies.

Unlike most corporations, MLPs do not pay income tax but instead pass through their taxable income to unitholders who are required to report their allocable share of an MLP's taxable income. An MLP's distribution to unitholders may exceed the unitholder's share of the MLP's taxable income, and a portion of the distribution may represent a return of capital. If a Fund invests in an MLP that makes a return of capital, a portion of the Fund's distribution to shareholders may also represent a return of capital.

Real Estate Investment Trusts (“REITs”): Each Fund invests a substantial portion of its assets in REITs and is subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Short Sales: Each Fund may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S.

June 30, 2012	78

Notes to Financial Statements (Unaudited)

Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the short term, therefore, they are excluded from the purchase and sales of investments in Note 8 and the Fund’s Portfolio Turnover Calculation in the Financial Highlights. As of June 30, 2012, the Real Estate Long/Short Fund held securities sold short with a market value of $9,573,978. The other Funds held no securities sold short at June 30, 2012.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2—Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3—Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2012:

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Global Infrastructure Fund
Common Stocks(a)	$105,674,792	—	—	$105,674,792
Preferred Stocks(a)	2,163,804	—	—	2,163,804
Short-Term Bank Debt Instruments	—	$4,622,734	—	4,622,734

Total	$107,838,596	$4,622,734	—	$112,461,330

International Real Estate Fund
Common Stocks(a)	$58,242,932	—	—	$58,242,932
Short-Term Bank Debt Instruments	—	$3,888,597	—	3,888,597

Total	$58,242,932	$3,888,597	—	$62,131,529

79	June 30, 2012

Notes to Financial Statements (Unaudited)

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Real Estate Fund
Common Stocks(a)	$34,864,187	—	—	$34,864,187
Short-Term Bank Debt Instruments	—	$492,644	—	492,644

Total	$34,864,187	$492,644	—	$35,356,831

Real Estate Long/Short Fund
Common Stocks(a)	$71,765,030	—	—	$71,765,030
Exchange-Traded Funds	1,064,800	—	—	1,064,800
Preferred Stocks(a)	12,585,949	—	—	12,585,949
Options Purchased	184,650	—	—	184,650
Corporate Bonds(a)	—	$985,000	—	985,000
Convertible Corporate Bonds(a)	—	871,719	—	871,719
Short-Term Bank Debt Instruments	—	389,300	—	389,300

Total	$85,600,429	$2,246,019	—	$87,846,448

Select Income Fund
Common Stocks
REITs-Residential	—	$5,093,750	—	$5,093,750
Other(a)	$253,979,112	—	—	253,979,112
Exchange-Traded Funds	26,620,000	—	—	26,620,000
Convertible Preferred Stocks(a)	30,848,887	—	—	30,848,887
Preferred Stocks
Real Estate Operating/Development	30,704,256	—	—	30,704,256
REITs-Apartments	75,193,359	24,437,456	—	99,630,815
REITs-Diversified	205,157,059	—	—	205,157,059
REITs-Hotels	229,896,911	1,899,851	—	231,796,762
REITs-Manufactured Homes	10,464,000	—	—	10,464,000
REITs-Mortgage	94,387,083	—	—	94,387,083
REITs-Office Property	149,416,763	3,142,896	—	152,559,659
REITs-Regional Malls	114,202,273	—	—	114,202,273
REITs-Shopping Centers	237,444,636	9,400,000	—	246,844,636
REITs-Warehouse/Industrial	135,409,870	12,495,000	—	147,904,870
Corporate Bonds(a)	—	124,387,378	—	124,387,378
Convertible Corporate Bonds(a)	—	17,023,281	—	17,023,281
Short-Term Bank Debt Instruments	—	66,336,959	—	66,336,959

Total	$1,593,724,209	$264,216,571	—	$1,857,940,780

(a) For detailed descriptions of industry or country, see the accompanying Portfolio of Investments.

June 30, 2012	80

Notes to Financial Statements (Unaudited)

OTHER FINANCIAL INSTRUMENTS	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Global Infrastructure Fund
Liabilities
Options Written	$(88,850)	—	—	$(88,850)

Total	$(88,850)	—	—	$(88,850)

Real Estate Long/Short Fund
Liabilities
Securities Sold Short
Common Stocks	$(9,360,478)	—	—	$(9,360,478)
Exchange-Traded Funds	(213,500)	—	—	(213,500)
Options Written	(119,666)	—	—	(119,666)

Total	$(9,693,644)	—	—	$(9,693,644)

(a) Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options, short sales, currency contracts, futures contracts and forward contracts.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. During the six months ended June 30, 2012, the Real Estate Long/Short Fund transferred a Preferred Stock with a market value of $873,300 from a Level 2 to Level 1 security due to the availability of a quoted price in an active market. During the six months ended June 30, 2012 there were no transfers between Level 1 and Level 2 securities in any other Fund.

For the six months ended June 30, 2012, the Funds did not have transfers between the fair value levels designated above and unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Derivative Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

81	June 30, 2012

Notes to Financial Statements (Unaudited)

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Option Writing/Purchasing: The Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values. As of June 30, 2012, the Global Infrastructure Fund and Real Estate Long/Short Fund held written options with a market value of $88,850 and $119,666, respectively. As of June 30, 2012, the Real Estate Long/Short Fund held purchased options with a market value of $184,650. The other Funds held no purchased or written options at June 30, 2012.

June 30, 2012	82

Notes to Financial Statements (Unaudited)

Written option activity for the six months ended June 30, 2012 was as follows:

Global Infrastructure Fund
	WRITTEN CALL OPTIONS
WRITTEN CALL OPTIONS	NUMBER OF CONTRACTS	PREMIUM
Outstanding as of December 31, 2011	0	$0
Options written	2,103	(202,564)
Options expired	(500)	22,568
Exercised or closed	0	0

Outstanding as of June 30, 2012	1,603	$(179,996)

Real Estate Long/Short Fund
	WRITTEN CALL OPTIONS
WRITTEN CALL OPTIONS	NUMBER OF CONTRACTS	PREMIUM
Outstanding as of December 31, 2011	500	$(113,492)
Options written	552	(106,919)
Options expired	(222)	57,884
Exercised or closed	(378)	70,531

Outstanding as of June 30, 2012	452	$(91,996)

The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Balance Sheet – Fair Value of Derivatives Instruments as of June 30, 2012 (a):

	ASSET DERIVATIVES		LIABILITIES DERIVATIVES
DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS	BALANCE SHEET LOCATION	FAIR VALUE	BALANCE SHEET LOCATION	FAIR VALUE
Global Infrastructure Fund
Equity Contracts (Options Written)		—	Options written, at value	$88,850

Total		—		$88,850

Real Estate Long/Short Fund
Equity Contracts (Purchased Options/Written Options)	Investments, at value	$184,650	Options written, at value	$119,666

Total		$184,650		$119,666

(a) For open derivative instruments as of June 30, 2012, see the Portfolio of Investments. The Portfolio of Investments is representative of the activity for the six months ended June 30, 2012.

The gains/(losses) in the table below are included in the “Net realized gain/(loss)” or “Net change in unrealized gain/(loss)” on the Statement of Operations.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended June 30, 2012:

DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS	LOCATION OF GAINS/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME	REALIZED GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME	CHANGED IN UNREALIZED GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
Global Infrastructure Fund
Equity Contracts (Warrants)	Net realized gain on investments/Net change in unrealized appreciation on investments	$37,601	$0
Equity Contracts (Options Written)	Net realized gain on option contracts/Net change in unrealized appreciation on options contracts	22,568	91,146

Total		$60,169	$91,146

Real Estate Long/Short Fund
Equity Contracts (Options Purchased)	Net realized gain/(loss) on investments/Net change in unrealized appreciation on investments	$(346)	$(49,611)
Equity Contracts (Options Written)	Net realized gain on option contracts/Net change in unrealized depreciation on options contracts	77,081	(68,762)

Total		$76,735	$(118,373)

83	June 30, 2012

Notes to Financial Statements (Unaudited)

Warrants: Certain Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment.

This leveraging increases an investor’s risk, however, in the event of a decline in the value of the underlying security, a complete loss of the amount invested in the warrant may result. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security. The Funds held no warrants at June 30, 2012.

Cash Management Transactions: The Funds may subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the Funds to earn interest on cash balances while remaining diversified. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The Funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS are accounted for on a cost basis.

Leverage: The Real Estate Long/Short Fund and the Select Income Fund can purchase securities with borrowed money including bank overdrafts (a form of leverage). Each Fund may borrow amounts up to one-third of the value of its assets. Leverage exaggerates the effect on the net asset value of any increase or decrease in the market value of the Fund’s portfolio securities. These borrowings will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased.

The Real Estate Long/Short Fund and the Select Income Fund maintain separate lines of credit with BNP Paribas (acting through its New York Branch). Borrowing under these agreements, the Funds are charged interest of 1.20% above the one-month LIBOR rate.

The Real Estate Long/Short Fund and the Select Income Fund also maintain separate lines of credit with Bank of America Merrill Lynch. Borrowing under this agreement, the Real Estate Long/Short Fund and the Select Income Fund are charged a commitment fee on

June 30, 2012	84

Notes to Financial Statements (Unaudited)

the average daily undrawn balance of the line of credit at the rate of 0.45% per annum and interest on the unpaid principal of the loan from the line of credit at the rate of 1.00% per annum above the one-month LIBOR. If the one-month LIBOR is unavailable, the Real Estate Long/Short Fund and the Select Income Fund are charged interest of 1.50% per annum above the Federal Funds rate.

The Real Estate Long/Short Fund and the Select Income Fund have pledged a portion of their investment securities as the collateral for their lines of credit. As of June 30, 2012, the market value of the investment securities pledged as collateral totaled $36,634,954 and $1,070,497,780, respectively, and the borrowed amounts on the lines of credit are $14,609,276 and $312,796,013, respectively. The average interest rate charged and the average outstanding demand loan payable for the six months ended June 30, 2012, were as follows:

FUND	AVERAGE INTEREST RATE	AVERAGE OUTSTANDING DEMAND LOAN PAYABLE
Real Estate Long/Short Fund	1.430%	$14,258,041
Select Income Fund	1.368%	$308,243,566

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid semi-annually for the Global Infrastructure Fund and International Real Estate Fund, and quarterly for the Real Estate Fund, Real Estate Long/Short Fund and the Select Income Fund. For all Funds, net realized capital gains, if any, are distributed annually.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in-capital, depending upon the type of book/tax differences that may exist.

The Funds recharacterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Federal Income Taxes: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code. By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends are paid or provided for in accordance with the applicable country’s tax rules and rates.

As of and during the six months ended June 30, 2012, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Each of the Fund’s Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

85	June 30, 2012

Notes to Financial Statements (Unaudited)

Expenses: Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets. For Funds offering multiple share classes, all of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

ReFlow Transactions: The Funds may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are generally expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of any Fund, but in no case will ReFlow’s position in any fund exceed $15 million.

ReFlow Services, LLC (“ReFlow Services”), the entity which facilitates the day-to-day operations of ReFlow, is under common control with Forward Management, LLC (“Forward Management”), the investment advisor to the Fund. In light of this, the Board of Trustees has adopted certain procedures to govern the Funds’ participation in ReFlow. ReFlow fees that were incurred by the Funds during the six months ended June 30, 2012 are recorded in the Statement of Operations.

3. Investment Management Services

The Trust has entered into an investment management agreement with Forward Management, LLC pursuant to which Forward Management provides investment management services to the Funds and is entitled to receive a fee calculated daily and payable monthly at the following annual rates, as of June 30, 2012, based on each Fund’s average daily net assets:

FUND	ADVISORY FEE
Global Infrastructure Fund	0.90%

International Real Estate Fund	1.00%

Real Estate Fund	0.85% up to and including $100 million 0.80% over $100 million up to and including $500 million 0.70% over $500 million

Real Estate Long/Short Fund	1.00%

Select Income Fund	1.00%

Expense Limitations: Forward Management has entered into Expense Limitation Agreements with certain Funds, which limits the total expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) of certain classes of certain Funds, through a specified date. In addition,

June 30, 2012	86

Notes to Financial Statements (Unaudited)

Forward Management may voluntarily reimburse additional expenses of certain classes of certain Funds. Following is the annual expense limitation rate and expiration date for the Fund with an Expense Limitation Agreement:

FUND	INVESTOR CLASS	INSTITUTIONAL CLASS	CLASS A(a)	CLASS C	CLASS M	END DATE
International Real Estate Fund	1.80%	1.40%	1.80%	2.40%	1.40%	April 30, 2013

(a) From January 1, 2012 to April 30, 2012, Forward Management contractually agreed to waive a portion of its fees in amounts necessary to limit the Fund’s Class A shares operating expenses to an annual rate (as a percentage of the average daily net assets) of 1.65%.

Pursuant to the Expense Limitation Agreements, each Fund will reimburse Forward Management for any fee waivers and expense reimbursements made by Forward Management, provided that any such reimbursements made by a Fund to Forward Management will not cause the Fund’s expense limitation to exceed expense limitation rates in existence at the time the expense was incurred, or at the time of the reimbursement, whichever expense limitation rate is lower, and the reimbursement is made within three years following the year in which the expenses were incurred.

For the six months ended June 30, 2012, the fee waivers and/or reimbursements were as follows:

FUND	FEES WAIVED/ REIMBURSED BY ADVISOR	RECOUPMENT OF PAST WAIVED FEES BY ADVISOR	TOTAL
International Real Estate Fund
Investor Class	$142	$0	$142
Institutional Class	5,511	0	5,511
Class A	23,141	0	23,141
Class C	8,112	0	8,112
Class M	162	0	162

As of June 30, 2012, the balances of recoupable expenses for each Fund were as follows:

FUND	2009	2010	2011	2012	TOTAL
International Real Estate Fund
Investor Class	N/A	N/A	$82	$142	$224
Institutional Class	$13,124	$11,048	13,325	5,511	43,008
Class A	152,667	118,453	92,769	23,141	387,030
Class C	52,263	39,865	35,282	8,112	135,522
Class M	N/A	N/A	29	162	191
Global Infrastructure Fund
Investor Class	N/A	N/A	0	N/A	0
Institutional Class	39,858	3,505	0	N/A	43,363
Class A	53,135	5,854	1,092	N/A	60,081
Class B	3,076	330	66	N/A	3,472
Class C	12,195	1,342	278	N/A	13,815
Class M	N/A	26	6	N/A	32
Real Estate Fund
Investor Class	8,970	63,712	8,810	N/A	81,492
Institutional Class	5,357	1,677	231	N/A	7,265
Class A	37,241	22,792	2,724	N/A	62,757
Class C	12,216	7,171	842	N/A	20,229

87	June 30, 2012

Notes to Financial Statements (Unaudited)

4. Distribution and Shareholder Services Plans

The Funds have adopted Distribution Plans (the “Distribution Plans”) pursuant to Rule 12b-1 of the 1940 Act which allow each of the Funds to pay for the sale and distribution of its shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares, up to 0.35% of the Fund’s average daily net assets attributable to Class A shares, and up to 0.75% of the Fund’s average daily net assets attributable to Class B and Class C shares.

The Funds have adopted Shareholder Services Plans (the “Shareholder Services Plans”) that may be used to pay shareholder servicing fees at an annual rate of up to 0.15% of the Fund’s average daily net assets attributable to Investor Class shares, up to 0.05% of the Fund’s average daily net assets attributable to Institutional Class shares, up to 0.20% of the Fund’s average daily net assets attributable to Class A shares, up to 0.25% of the Fund’s average daily net assets attributable to Class B and Class C shares, and up to 0.10% of the Fund’s average daily net assets attributable to Class M shares.

The expenses of the Distribution Plans and the Shareholder Services Plans are reflected as distribution and service fees in the Statement of Operations.

Effective April 16, 2012, Forward Securities, LLC (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as an agent for the Funds and the distributor of their shares. Prior to April 16, 2012, ALPS Distributors, Inc. served as the Funds’ distributor.

ALPS Fund Services, Inc. (“AFS”) serves as the Funds’ administrator.

AFS serves as the Funds’ transfer agent and dividend paying agent.

BBH is the Funds’ custodian.

5. Trustee and Officer Fees

The Funds do not pay any compensation directly to the officers or trustees who are also trustees, officers or employees of Forward Management or its affiliates, except as noted below. As of June 30, 2012, there were six Trustees and one Advisory Board Members, five of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Funds will pay each Independent Trustee and Advisory Board Member a retainer fee in the amount of $35,000 per year, $12,500 each per regular meeting for attendance in person, $9,000 each per regular meeting for attendance by telephone, $3,000 each for attendance in person at each special meeting that is not held in conjunction with a regular meeting, $2,250 each for attendance at a special telephonic meeting, and $1,000 each per day for participation in Trust-related meetings not held in conjunction with a meeting. The Chairman of the Board of Trustees, the Chairman of the Audit Committee and the Chairman of the Nominating Committee each receive a special retainer fee in the amount of $10,000, $10,000 and $7,500, respectively per year. The interested Trustee will receive no compensation from the Funds. In addition, Independent Trustees and Advisory Board members receive reimbursements for reasonable out-of-pocket expenses incurred for their services as a Trustee.

The Funds’ Chief Compliance Officer is employed by Forward Management. The Funds pay an allocated portion of the Chief Compliance Officer’s compensation and other related expenses, subject to approval by the Board of Trustees.

6. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Funds. Based on experience, however, the Funds expect the risk of loss to be remote.

June 30, 2012	88

Notes to Financial Statements (Unaudited)

7. Shares of Beneficial Interest

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. The Board of Trustees may establish additional Funds and classes of shares at any time in the future without shareholder approval. Holders of shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

The following entities owned of record or beneficially, as of June 30, 2012, 5% or greater of any class of the Funds’ outstanding equity securities:

FUND	NAME	PERCENTAGE
Global Infrastructure Fund
Investor Class	National Financial Services, LLC	84.67%
	Pershing, LLC	9.04%
	Forward Management, LLC	6.29%

Institutional Class	LPL Financial Services	93.31%

Class A	Pershing, LLC	28.17%
	National Financial Services, LLC	17.60%
	LPL Financial Services	17.36%
	Charles Schwab & Co., Inc.	13.91%
	Wells Fargo Investments, LLC	6.45%

Class B	Pershing, LLC	29.26%
	National Financial Services, LLC	17.10%
	LPL Financial Services	10.89%

Class C	Pershing, LLC	36.32%
	LPL Financial Services	17.93%
	National Financial Services, LLC	7.39%
	Wells Fargo Investments, LLC	6.89%

Class M	National Financial Services, LLC	46.16%
	TD Ameritrade, Inc.	20.23%
	Charles Schwab & Co., Inc.	19.35%
	Wells Fargo Investments, LLC	9.00%

International Real Estate Fund
Investor Class	National Financial Services, LLC	33.67%
	Charles Schwab & Co., Inc.	11.11%
	Raymond James Financial Services	6.92%

Institutional Class	National Financial Services, LLC	66.83%
	Charles Schwab & Co., Inc.	17.41%
	Pershing, LLC	13.58%

Class A	National Financial Services, LLC	24.72%
	Pershing, LLC	24.44%
	LPL Financial Services	8.20%
	Charles Schwab & Co., Inc.	7.67%
International Real Estate Fund (continued)
Class C	Pershing, LLC	20.83%
	LPL Financial Services	15.34%
	National Financial Services, LLC	13.99%
	H. Beck, Inc	5.27%

Class M	Wells Fargo Investments, LLC	94.43%

Real Estate Fund
Investor Class	Charles Schwab & Co., Inc.	67.39%
	National Financial Services, LLC	14.62%
	Pershing, LLC	5.28%

Institutional Class	Northern Trust Co.	67.89%
	Pershing, LLC	21.71%
	LPL Financial Services	6.77%

Class A	Pershing, LLC	21.28%
	LPL Financial Services	17.01%
	National Financial Services, LLC	9.90%

Class C	Pershing, LLC	28.48%
	National Financial Services, LLC	17.57%
	LPL Financial Services	9.14%
	Morgan Stanley	5.35%

Real Estate Long/Short Fund
Investor Class	National Financial Services, LLC	88.16%
	Charles Schwab & Co., Inc.	7.54%

Institutional Class	Pershing, LLC	63.89%
	Charles Schwab & Co., Inc.	29.66%

Class A	Pershing, LLC	24.30%
	National Financial Services, LLC	16.89%
	LPL Financial Services	8.14%

Class B	Pershing, LLC	29.10%
	H. Beck, Inc	5.95%
	National Financial Services, LLC	5.93%
	Stifel Nicolaus & Co.	5.78%

89	June 30, 2012

Notes to Financial Statements (Unaudited)

FUND	NAME	PERCENTAGE
Real Estate Long/Short Fund (continued)
Class C	Pershing, LLC	22.49%
	LPL Financial Services	15.59%
	National Financial Services, LLC	8.39%

Class M	Wells Fargo Investments, LLC	72.89%
	LPL Financial Services	26.81%

Select Income Fund
Investor Class	National Financial Services, LLC	58.86%
	Pershing, LLC	23.13%
	Sutton Place Associates, LLC	7.09%
	Charles Schwab & Co., Inc.	5.96%

Institutional Class	Charles Schwab & Co., Inc.	34.98%
	National Financial Services, LLC	15.09%
	Pershing, LLC	12.97%
	LPL Financial Services	8.97%
	TD Ameritrade, Inc.	8.34%
	Marshall & Ilsley Trust Co.	8.08%
Select Income Fund (continued)
Class A	National Financial Services, LLC	25.58%
	Pershing, LLC	24.94%
	Charles Schwab & Co., Inc.	10.05%
	LPL Financial Services	8.77%
	TD Ameritrade, Inc.	7.06%

Class B	Pershing, LLC	34.84%
	National Financial Services, LLC	18.99%
	LPL Financial Services	7.64%

Class C	Pershing, LLC	33.10%
	National Financial Services, LLC	13.14%
	LPL Financial Services	11.68%

Class M	Wells Fargo Investments, LLC	62.31%
	Merrill Lynch Pierce Fenner & Smith	28.98%
	Charles Schwab & Co., Inc.	6.66%

8. Purchases and Sales of Investments

Investment transactions for the six months ended June 30, 2012, excluding U.S Government Obligations, short-term investments and short sales were as follows:

FUND	COST OF INVESMENTS PURCHASED	PROCEEDS FROM INVESTMENTS SOLD
Global Infrastructure Fund	$37,738,315	$37,642,810
International Real Estate Fund	93,219,642	77,646,039
Real Estate Fund	3,210,712	5,745,023
Real Estate Long/Short Fund	19,834,991	22,068,914
Select Income Fund	577,552,774	385,846,836

9. Tax Basis Information

Tax Basis of Investments: As of June 30, 2012, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Global Infrastructure Fund	$112,969,503	$9,984,023	$(10,492,196)	$(508,173)
International Real Estate Fund	59,295,464	4,085,231	(1,249,166)	2,836,065
Real Estate Fund	23,217,051	12,199,948	(60,168)	12,139,780
Real Estate Long/Short Fund	69,660,720	19,166,908	(981,180)	18,185,728
Select Income Fund	1,663,342,280	201,243,276	(6,644,776)	194,598,500

June 30, 2012	90

Notes to Financial Statements (Unaudited)

Capital Losses: As of December 31, 2011, the following Funds had available for Federal income tax purposes unused capital losses carryovers as follows:

Pre-Enactment Capital Losses

FUND	EXPIRING IN 2015	EXPIRING IN 2016	EXPIRING IN 2017	EXPIRING IN 2018
Global Infrastructure Fund	—	$17,343,175	$30,182,432	$24,061,967
International Real Estate Fund(a)	$2,652,205	67,712,152	60,639,639	3,986,802
Real Estate Fund(a)	—	2,808,332	2,874,685	—
Real Estate Long/Short Fund	—	76,336,564	107,182,629	—
Select Income Fund	—	107,719,778	29,414,885	—

(a) Subject to limitations under §382 of the Code.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by each Fund after January 1, 2011 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment.

Post-Enactment Capital Losses*

Capital losses deferred to next tax year were as follows:

FUND	SHORT-TERM	LONG-TERM
International Real Estate Fund	$2,054,996	$686,257

The Funds elect to defer to the period ending December 31, 2012, capital losses recognized during the period November 1, 2011 to December 31, 2011 in the amount of:

FUND	AMOUNT
Global Infrastructure Fund	$1,707,676
International Real Estate Fund	1,297,428
Real Estate Fund	28,420
Real Estate Long/Short Fund	106,219
Select Income Fund	544,956

The Funds elect to defer to the period ending December 31, 2012, late year ordinary losses recognized during the period November 1, 2011 to December 31, 2011 in the amount of:

FUND	AMOUNT
International Real Estate Fund	$84,453

*Post-Enactment Capital Losses arise in fiscal years beginning after December 22, 2010, and exclude any elective late-year capital losses (during the period November 1st to December 31st) deferred for the current fiscal year. As a result of the enactment of the Regulated Investment Company Act of 2010, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

Tax Basis of Distributions to Shareholders: Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end: accordingly, tax basis balances have not been determined as of June 30, 2012.

91	June 30, 2012

Notes to Financial Statements (Unaudited)

The tax character of distributions paid for the year ended December 31, 2011, were as follows:

FUND	ORDINARY INCOME TOTAL	LONG-TERM CAPITAL TOTAL	FOREIGN TAXES PASSED THROUGH TOTAL	RETURN OF CAPITAL TOTAL
Global Infrastructure Fund	$1,894,036	—	$265,395	—
International Real Estate Fund	3,837,293	—	60,401	—
Real Estate Fund	265,738	—	—	—
Real Estate Long/Short Fund	1,439,724	—	—	—
Select Income Fund	106,707,154	—	—	—

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as "passive foreign investment companies", (PFICs). The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and may be required to include in distributable income to shareholders any such mark-to-market gains.

10. Portfolio of Investments

The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to the Fund.

11. Subsequent Events

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2012. However, the following are details relating to the subsequent events through the date the financial statements were issued.

Change in Custodian: Effective November 1, 2012, Citibank, N.A. will serve as custodian for the Trust.

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q was filed for the quarter ended March 31, 2012. The Funds' Form N-Q is available on the SEC's website at www.sec.gov and may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the Funds' proxy voting policies and procedures and how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2012 are available (i) without charge, upon request, by calling 1-800-999-6809 and (ii) on the Securities and Exchange Commission's website at www.sec.gov.

June 30, 2012	92

Tax Information (Unaudited)

For the Period January 1, 2012 through June 30, 2012:

Section 19 Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund's investment experience during the year and may be subject to changes based on the tax regulations. The Fund will send you a Form 1099-DIV each calendar year that will tell you how to report these distributions for Federal income tax purposes.

	Per Share				Percentage
	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Select Income Fund
Investor Class	$0.662209	—	$0.222555	$0.884764	74.85%	—	25.15%	100.00%
Institutional Class	$0.683787	—	$0.229806	$0.913593	74.85%	—	25.15%	100.00%
Class A	$0.658171	—	$0.221191	$0.879362	74.85%	—	25.15%	100.00%
Class B	$0.594590	—	$0.199827	$0.794417	74.85%	—	25.15%	100.00%
Class C	$0.599302	—	$0.201410	$0.800712	74.85%	—	25.15%	100.00%
Class M	$0.683787	—	$0.229806	$0.913593	74.85%	—	25.15%	100.00%

93	June 30, 2012

Investment Advisor

Forward Management, LLC

Administrator

ALPS Fund Services, Inc.

Distributor

Forward Securities, LLC

Counsel

Dechert LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Custodian

Brown Brothers Harriman & Co.

Transfer Agent

ALPS Fund Services, Inc.

Forward Funds

P.O. Box 1345

Denver, CO 80201

(800) 999-6809

www.forwardinvesting.com

Forward Commodity Long/Short Strategy Fund

Forward CorePlus Fund

Forward Credit Analysis Long/Short Fund

Forward EM Corporate Debt Fund

Forward Emerging Markets Fund

Forward Endurance Long/Short Fund

Forward Extended MarketPlus Fund

Forward Focus Fund

Forward Frontier Strategy Fund

Forward Global Credit Long/Short Fund

Forward Global Infrastructure Fund

Forward High Yield Bond Fund

Forward International Dividend Fund

Forward International Real Estate Fund

Forward International Small Companies Fund

Forward Investment Grade Fixed-Income Fund

Forward Large Cap Dividend Fund

Forward Managed Futures Strategy Fund

Forward Real Estate Fund

Forward Real Estate Long/Short Fund

Forward Select EM Dividend Fund

Forward Select Income Fund

Forward Small Cap Equity Fund

Forward Strategic Alternatives Fund

Forward Tactical Enhanced Fund

Forward Tactical Growth Fund

Forward U.S. Government Money Fund

Allocation Funds

Forward Aggressive Growth Allocation Fund

Forward Balanced Allocation Fund

Forward Growth & Income Allocation Fund

Forward Growth Allocation Fund

Forward Income & Growth Allocation Fund

Forward Income Builder Fund

Printed on paper containing recycled content using soy-based inks.	SAR FWD004178 083113

Semi-Annual Report June 30, 2012

Forward CorePlus Fund

Forward Extended MarketPlus Fund

Forward Frontier Strategy Fund

Forward High Yield Bond Fund

Forward Investment Grade Fixed-Income Fund

Forward Strategic Alternatives Fund

Forward U.S. Government Money Fund

Forward Aggressive Growth Allocation Fund

Forward Balanced Allocation Fund

Forward Growth & Income Allocation Fund

Forward Growth Allocation Fund

Forward Income & Growth Allocation Fund

Forward Income Builder Fund

FORWARD FUNDS:	Table of Contents

Forward Funds are distributed by Forward Securities, LLC,

101 California Street, 16th Floor, San Francisco, California 94111

The report has been prepared for the general information of Forward Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Forward Funds’ Prospectus, which contains more complete information about Forward Funds’ investment policies, management fees and expenses. Investors are reminded to read the Prospectus before investing or sending money.

June 30, 2012

1

Shareholder Update	June 30, 2012

A MESSAGE FROM:	J. Alan Reid, Jr. Chief Executive Officer

Dear Shareholder:

The markets’ gyrations in the first half of the year illustrated once again why we believe so strongly that investors need access to new problem-solving ideas and out-of-the-box strategies. As we see it, relying on long-only strategies and traditional asset allocation is a recipe for risk in these uncertain times. We look far beyond the style box to help investors meet their challenges and pursue the outcomes they are seeking.

Where to look for growth?

After a strong Q1 and volatile Q2, the S&P 500 Index was up 9.49% and the Russell 2000 Index had risen 8.53% as of June 30, 2012. Still, the latest forecasts leave doubt about the strength of the U.S. economy’s momentum. Meanwhile, global stock markets struggled through the first half of the year, rallying in June to deliver a 3.38% return for the MSCI EAFE Index and a 4.12% return for the MSCI Emerging Markets Index as of June 30, 2012.

Forward’s strategies: Our robust real estate capabilities have stood us in good stead this year. The Forward International Real Estate Fund—Institutional Class had a 34.44% year-to-date return as of the end of June. The fund was ranked number one out of the 181 Global Real Estate funds in its Morningstar category for the 1-year period as of June 30, 2012. Our Forward Real Estate Long/Short Fund—Institutional Class earned 16.51% as of June 30, 2012, while the domestically-focused Forward Real Estate Fund—Institutional Class profited from the unfolding resurgence in commercial real estate, earning 15.64% in the first half of the year (see our white paper, Inflection Point: The Start of a New Cycle in Real Estate). Not so long ago, real estate was considered an alternative asset class, but we view it as a core investment category that provides both growth and income opportunities.

With Europe’s troubles and slowing growth in Asia, it’s been a less than stellar year for many global and emerging market strategies. Still, we believe exposure to expanding emerging and global economies remains a vital component of any diversified long-term investment strategy. All but one of our offerings in the global exposure category outperformed the MSCI EAFE Index over the first two quarters, with International Real Estate (as noted above) and the Forward International Dividend Fund—Institutional Class (which was up 5.71% YTD) being the top performers.

How to deal with unabated volatility and elevated correlations?

While the VIX has been down from last fall’s stratospheric levels, investors continue to see their gains undercut by see-saw equity markets. We believe heightened volatility is a secular trend that is unlikely to reverse. Meanwhile, correlations within and among asset classes have risen markedly over the past 15 years, as discussed in our recent white paper, Managing Correlation Risk with Alternative Investments.

Forward’s strategies: Forward’s product lineup includes seven long/short portfolios that don’t depend on rising markets. In all, we offer 12 alternative funds across a variety of asset classes, providing investors with an array of tools for pursuing non-correlated returns.

What’s the answer to income needs?

With 10-year Treasuries at record lows—and no assurance that we’ve reached the market bottom yet—traditional bond strategies are failing to meet investors’ income needs.

Forward’s strategies: Our fund family offers several alternative directions for income generation. The Forward Select Income Fund—Institutional Class, which focuses on preferred REIT (Real Estate Investment Trust) stocks, returned 11.44% through June 30. Employing a multi-sector bond strategy, the Forward Credit Analysis Long/

June 30, 2012	2

Short Fund—Institutional Class was up 8.88% through June 30, 2012. Forward Select EM Dividend Fund—Institutional Class gained 11.02%, and the Forward EM Corporate Debt Fund—Institutional Class returned 5.41% as of the end of June.

Forward’s mission is to help investors and advisors stay ahead of the curve and meet the challenges of an ever changing global investment climate. That means we are constantly working to provide investors with new and updated opportunities to pursue their long-term goals for uncorrelated return, investment income, global exposure and portfolio diversification. To learn more about Forward’s strategies, please visit www.forwardinvesting.com or call us at (800) 999-6809.

We also invite you to explore the fwd thinking section of our website, where we regularly post our latest white papers and webcasts on timely investment topics.

In closing, I want to take this opportunity to thank you for entrusting us with your assets. Ultimately, everything we do is aimed at helping our investors meet their long-term objectives. We feel privileged to be your partner in that effort, and we will continue striving to earn that privilege every day.

Sincerely,

J. Alan Reid, Jr.

Chief Executive Officer

Forward

Risks

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds which focus on alternative strategies are not suitable for all investors.

Diversification does not assure profit or protect against risk.

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund. (Forward Credit Analysis Long/Short Fund, Forward International Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund)

Concentration in a particular industry will involve a greater degree of risk than a more diversified portfolio. (Forward International Real Estate Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select Income Fund)

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested. (Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward International Dividend Fund, Forward Select EM Dividend Fund)

Investing in Exchange-Traded Funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs. (Forward EM Corporate Debt Fund)

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation. (Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund)

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk. (Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund)

3	June 30, 2012

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio. (Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward International Real Estate Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select Income Fund)

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector. (Forward International Real Estate Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select Income Fund)

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund. (Forward Credit Analysis Long/Short Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund)

The Forward Credit Analysis Long/Short Fund seeks to maximize total return (capital appreciation and income).

The Forward EM Corporate Debt Fund seeks to achieve high total return (capital appreciation and income).

The Forward International Dividend Fund seeks to achieve high total return (capital appreciation and income).

The Forward International Real Estate Fund seeks total return from both capital appreciation and current income.

The Forward Real Estate Fund seeks income with capital appreciation as a secondary goal.

The Forward Real Estate Long/Short Fund seeks total return through a combination of high current income relative to equity investment alternatives, plus long-term growth of capital.

The Forward Select EM Dividend Fund seeks to achieve high total return through capital appreciation and current income.

The Forward Select Income Fund seeks high current income and potential for modest long-term growth of capital.

The Chicago Board Options Exchange (CBOE) Volatility Index (VIX) shows the market’s expectation of 30-day volatility and is a widely used measure of market risk.

The MSCI EAFE (Europe, Australasia and Far East) Index is an unmanaged index of over 1,000 foreign common stock prices, including the reinvestment of dividends.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the investable U.S. equity market.

The S&P 500 Index is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

One cannot invest directly in an index.

Correlation is a statistical measure of how two securities move in relation to each other.

Alan Reid is a registered representative of Forward Securities, LLC.

Forward Funds are distributed by Forward Securities, LLC.

The discussions concerning the funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect performance of the funds in the future, including the portfolio managers’ outlook regarding economic, market, political and other factors relevant to investment performance. These statements are based on the portfolio managers’ expectations concerning certain future events and their expected impact on the funds, and are current only through the date on the cover of this report. Forward-looking statements are inherently uncertain and are not intended to predict the future performance of the funds. Actual events may cause adjustments in the portfolio managers’ strategies from those currently expected to be employed, and the outlook of the portfolio managers is subject to change.

Forward International Real Estate Fund (KIRYX) is ranked number one in its category. (Inception 4/28/06) 1-Year Morningstar ranking of 1 among 181 Global Real Estate funds, as of 6/30/12. Morningstar rankings measure risk-adjusted returns.

© 2012 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

June 30, 2012	4

The Forward International Real Estate Fund was ranked against the following numbers of U.S.-domiciled Global Real Estate funds over the following time periods: 1 out of 181 funds in the last year, 24 out of 152 funds in the last three years, and 39 out of 111 in the last five years. Morningstar ranking is for the institutional class only; other classes may have different performance characteristics.

Not FDIC Insured | No Bank Guarantee | May Lose Value

© 2012 Forward Funds. All rights reserved.

5	June 30, 2012

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2012

See page 10 for important performance disclosure information about the Forward Funds.

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month end may be obtained at www.forwardinvesting.com. Investment performance reflects fee waivers in effect. In the absence of fee waivers, total return would be lower. Total return is based on NAV, assuming reinvestment of all distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Forward CorePlus Fund(a)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	0.00%	0.28%	3.63%	0.81%	07/01/98

Institutional Class	0.45%	0.53%	3.93%	7.39%	08/24/92

Class Z	0.52%	N/A	N/A	13.42%	05/05/09

Forward Extended MarketPlus Fund(b)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	-7.13%	-2.60%	6.04%	3.38%	06/24/98

Institutional Class	-6.74%	-2.16%	6.50%	8.77%	08/24/92

Class C (with CDSC)(c)	-8.55%	-3.12%	N/A	7.37%	12/30/02

Class C (without CDSC)(d)	-7.63%	-3.12%	N/A	7.37%	12/30/02

Class Z	-6.66%	N/A	N/A	16.31%	05/05/09

Forward Frontier Strategy Fund(e)

	1 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	-17.19%	-0.95%	12/31/08

Institutional Class	-17.01%	-0.82%	12/31/08

Class M	-17.01%	-19.04%	05/02/11

Class Z	-16.89%	2.45%	05/05/09

Forward High Yield Bond Fund(f)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	5.79%	6.32%	8.05%	6.64%	05/01/00

Institutional Class	6.14%	6.79%	8.44%	7.05%	05/01/00

Class C (with CDSC)(c)	4.21%	5.80%	N/A	7.56%	12/30/02

Class C (without CDSC)(d)	5.19%	5.80%	N/A	7.56%	12/30/02

Class Z	6.25%	N/A	N/A	14.97%	05/05/09

June 30, 2012	6

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2012

See page 10 for important performance disclosure information about the Forward Funds.

Forward Investment Grade Fixed-Income Fund(g)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	8.94%	5.91%	5.00%	5.16%	07/14/98

Institutional Class	9.38%	6.40%	5.46%	5.94%	06/15/92

Class Z	9.50%	N/A	N/A	10.45%	05/05/09

Forward Strategic Alternatives Fund(h)

	1 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	-8.18%	1.62%	12/31/08

Institutional Class	-7.85%	-1.80%	01/29/08

Class Z	-7.73%	3.52%	05/05/09

Forward U.S. Government Money Fund(i)

	7-Day Current Yield(j)	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	0.06%	0.01%	0.80%	1.38%	2.08%	07/29/98

Institutional Class	0.06%	0.01%	0.97%	1.67%	3.02%	04/09/92

Class A	0.06%	0.01%	0.88%	N/A	1.62%	09/29/03

Class C (with CDSC)(c)	0.06%	- 0.99%	0.65%	N/A	1.21%	12/30/02

Class C (without CDSC)(d)	0.06%	0.01%	0.65%	N/A	1.21%	12/30/02

Class Z	0.06%	0.01%	1.09%	N/A	1.44%	01/04/07

Forward Aggressive Growth Allocation Fund(k)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	-7.51%	-5.37%	3.00%	0.15%	12/27/00

Institutional Class	-6.99%	-4.89%	3.52%	0.65%	12/27/00

Class A (load adjusted)(l)	-12.65%	-6.33%	N/A	2.63%	09/29/03

Class A (without load)(m)	-7.31%	-5.22%	N/A	3.33%	09/29/03

Class C (with CDSC)(c)	-8.88%	-5.84%	N/A	4.05%	12/30/02

Class C (without CDSC)(d)	-7.99%	-5.84%	N/A	4.05%	12/30/02

7	June 30, 2012

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2012

See page 10 for important performance disclosure information about the Forward Funds.

Forward Balanced Allocation Fund(n)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	-2.81%	-0.37%	4.00%	2.61%	12/27/00

Institutional Class	-2.31%	0.12%	4.52%	3.12%	12/27/00

Class A (load adjusted)(l)	-8.25%	-1.41%	N/A	3.28%	09/29/03

Class A (without load)(m)	-2.67%	-0.23%	N/A	3.98%	09/29/03

Class C (with CDSC)(c)	-4.18%	-0.87%	N/A	4.18%	12/30/02

Class C (without CDSC)(d)	-3.25%	-0.87%	N/A	4.18%	12/30/02

Forward Growth & Income Allocation Fund(o)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	-3.36%	-1.39%	3.86%	2.17%	12/27/00

Institutional Class	-2.84%	-0.90%	4.38%	2.67%	12/27/00

Class A (load adjusted)(l)	-8.67%	-2.39%	N/A	3.22%	09/29/03

Class A (without load)(m)	-3.13%	-1.23%	N/A	3.92%	09/29/03

Class C (with CDSC)(c)	-4.75%	-1.87%	N/A	4.25%	12/30/02

Class C (without CDSC)(d)	-3.81%	-1.87%	N/A	4.25%	12/30/02

Forward Growth Allocation Fund(p)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	-5.18%	-3.33%	3.76%	1.37%	12/27/00

Institutional Class	-4.74%	-2.87%	4.26%	1.86%	12/27/00

Class A (load adjusted)(l)	-10.53%	-4.33%	N/A	3.13%	09/29/03

Class A (without load)(m)	-5.08%	-3.19%	N/A	3.83%	09/29/03

Class C (with CDSC)(c)	-6.53%	-3.82%	N/A	4.46%	12/30/02

Class C (without CDSC)(d)	-5.65%	-3.82%	N/A	4.46%	12/30/02

Forward Income & Growth Allocation Fund(q)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	0.48%	1.34%	3.91%	3.14%	12/27/00

Institutional Class	1.00%	1.85%	4.42%	3.65%	12/27/00

Class A (load adjusted)(l)	-5.09%	0.32%	N/A	3.15%	09/29/03

Class A (without load)(m)	0.71%	1.51%	N/A	3.84%	09/29/03

Class C (with CDSC)(c)	-0.98%	0.84%	N/A	3.74%	12/30/02

Class C (without CDSC)(d)	0.00%	0.84%	N/A	3.74%	12/30/02

June 30, 2012	8

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2012

See page 10 for important performance disclosure information about the Forward Funds.

Forward Income Builder Fund(r)

	1 YEAR	5 YEAR	10 YEAR	SINCE INCEPTION	INCEPTION DATE
Average Annual Total Return
Investor Class	4.23%	4.29%	3.78%	3.94%	12/27/00

Institutional Class	4.69%	4.81%	4.30%	4.46%	12/27/00

Class A (load adjusted)(s)	0.55%	3.77%	N/A	3.39%	09/29/03

Class A (without load)(m)	4.49%	4.56%	N/A	3.85%	09/29/03

Class C (with CDSC)(c)	2.74%	3.79%	N/A	3.13%	12/30/02

Class C (without CDSC)(d)	3.74%	3.79%	N/A	3.13%	12/30/02

(a) Prior to January 20, 2011 the Forward CorePlus Fund was known as the Forward Large Cap Growth Fund. Prior to May 1, 2010, the Forward Large Cap Growth Fund was known as the Accessor Growth Fund.

(b) Prior to May 1, 2011 the Forward Extended MarketPlus Fund was known as the Forward SMIDPlus Fund. Prior to September 20, 2010 the Forward SMIDPlus Fund was known as the Forward Small to Mid Cap Fund. Prior to May 1, 2010, the Forward Small to Mid Cap Fund was known as the Accessor Small to Mid Cap Fund.

(c) Includes the 1.00% contingent deferred sales charge.

(d) Excludes the 1.00% contingent deferred sales charge.

(e) Prior to May 1, 2011 the Forward Frontier Strategy Fund was known as the Forward Frontier MarketStrat Fund. Prior to September 20, 2010 the Forward Frontier MarketStrat Fund was know as the Forward Frontier Markets Fund. Prior to May 1, 2010, the Forward Frontier Markets Fund was known as the Accessor Frontier Markets Fund.

(f) Prior to May 1, 2010, the Forward High Yield Bond Fund was known as the Accessor High Yield Bond Fund.

(g) Prior to May 1, 2010, the Forward Investment Grade Fixed-Income Fund was known as the Accessor Investment Grade Fixed-Income Fund.

(h) Prior to May 1, 2010, the Forward Strategic Alternatives Fund was known as the Accessor Strategic Alternatives Fund.

(i) Prior to May 1, 2010, the Forward U.S. Government Money Fund was known as the Accessor U.S. Government Money Fund.

(j) The 7-Day Current Yield is the simple average of each of the last seven day’s daily yields.

(k) Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund was known as the Accessor Aggressive Growth Allocation Fund.

(l) Includes the effect of the maximum 5.75% sales charge.

(m) Excludes sales charge.

(n) Prior to May 1, 2010, the Forward Balanced Allocation Fund was known as the Accessor Balanced Allocation Fund.

(o) Prior to May 1, 2010, the Forward Growth & Income Allocation Fund was known as the Accessor Growth & Income Allocation Fund.

(p) Prior to May 1, 2010, the Forward Growth Allocation Fund was known as the Accessor Growth Allocation Fund.

(q) Prior to May 1, 2010, the Forward Income & Growth Allocation Fund was known as the Accessor Income & Growth Allocation Fund.

(r) Prior to May 1, 2012, the Forward Income Builder Fund was known as the Forward Income Allocation Fund. Prior to May 1, 2010, the Forward Income Allocation Fund was known as the Accessor Income Allocation Fund.

(s) Includes the effect of the maximum 3.75% sales charge.

9	June 30, 2012

Risk Disclosures

Performance Results for Periods Ended June 30, 2012

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

Forward CorePlus Fund

Exposure to the commodities markets may subject a fund to greater volatility than investing in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters and international economic, political and regulatory developments.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks.

Forward Extended MarketPlus Fund

Exposure to the commodities markets may subject a fund to greater volatility than investing in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters and international economic, political and regulatory developments.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks.

Forward Frontier Strategy Fund

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio.

Forward High Yield Bond Fund

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk.

Forward Investment Grade Fixed-Income Fund

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks.

June 30, 2012	10

Risk Disclosures

Performance Results for Periods Ended June 30, 2012

Forward Strategic Alternatives Fund

Asset allocation does not assure profit or protect against risk.

Exposure to the commodities markets may subject a fund to greater volatility than investing in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters and international economic, political and regulatory developments.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in Exchange-Traded Funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio.

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector.

Forward U.S. Government Money Fund

An investment in the Forward U.S. Government Money Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Forward Aggressive Growth Allocation Fund

Each Allocation Fund is a fund of funds, which invest in a mix of underlying Forward Funds. Shareholders of an Allocation Fund indirectly bear the expenses of the underlying funds. An Allocation Fund’s allocations may be changed at any time. Asset allocation does not assure profit or protect against risk.

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund. (Forward Select EM Dividend Fund)

Exposure to the commodities markets may subject a fund to greater volatility than investing in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters and international economic, political and regulatory developments. (Forward CorePlus Fund, Forward Extended MarketPlus Fund, Forward Strategic Alternatives Fund)

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested. (Forward CorePlus Fund, Forward Extended MarketPlus Fund, Forward Frontier Strategy Fund, Forward International Dividend Fund, Forward Select EM Dividend Fund, Forward Strategic Alternatives Fund)

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation. (Forward Frontier Strategy Fund, Forward International Dividend Fund, Forward Select EM Dividend Fund, Forward Strategic Alternatives Fund)

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks. (Forward CorePlus Fund, Forward Extended MarketPlus Fund)

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio. (Forward Frontier Strategy Fund, Forward Strategic Alternatives Fund)

11	June 30, 2012

Risk Disclosures

Performance Results for Periods Ended June 30, 2012

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector. (Forward Strategic Alternatives Fund)

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund. (Forward Select EM Dividend Fund)

Forward Balanced Allocation Fund

Each Allocation Fund is a fund of funds, which invest in a mix of underlying Forward Funds. Shareholders of an Allocation Fund indirectly bear the expenses of the underlying funds. An Allocation Fund’s allocations may be changed at any time. Asset allocation does not assure profit or protect against risk.

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund. (Forward Select EM Dividend Fund)

Exposure to the commodities markets may subject a fund to greater volatility than investing in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters and international economic, political and regulatory developments. (Forward Commodity Long/Short Strategy Fund, Forward CorePlus Fund, Forward Extended MarketPlus Fund, Forward Managed Futures Strategy Fund, Forward Strategic Alternatives Fund)

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested. (Forward Commodity Long/Short Strategy Fund, Forward CorePlus Fund, Forward EM Corporate Debt Fund, Forward Extended MarketPlus Fund, Forward Frontier Strategy Fund, Forward High Yield Bond Fund, Forward International Dividend Fund, Forward Investment Grade Fixed-Income Fund, Forward Managed Futures Strategy Fund, Forward Select EM Dividend Fund, Forward Strategic Alternatives Fund)

Investing in Exchange-Traded Funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs. (Forward Commodity Long/Short Strategy Fund, Forward EM Corporate Debt Fund, Forward Managed Futures Strategy Fund, Forward Strategic Alternatives Fund)

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation. (Forward EM Corporate Debt Fund, Forward Frontier Strategy Fund, Forward International Dividend Fund, Forward Select EM Dividend Fund, Forward Strategic Alternatives Fund)

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk. (Forward EM Corporate Debt Fund, Forward High Yield Bond Fund)

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks. (Forward Commodity Long/Short Strategy Fund, Forward CorePlus Fund, Forward Extended MarketPlus Fund, Forward Investment Grade Fixed-Income Fund, Forward Managed Futures Strategy Fund)

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio. (Forward Commodity Long/Short Strategy Fund, Forward EM Corporate Debt Fund, Forward Frontier Strategy Fund, Forward Managed Futures Strategy Fund, Forward Strategic Alternatives Fund)

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector. (Forward Strategic Alternatives Fund)

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund. (Forward Select EM Dividend Fund)

Forward Growth & Income Allocation Fund

Each Allocation Fund is a fund of funds, which invest in a mix of underlying Forward Funds. Shareholders of an Allocation Fund indirectly bear the expenses of the underlying funds. An Allocation Fund’s allocations may be changed at any time. Asset allocation does not assure profit or protect against risk.

June 30, 2012	12

Risk Disclosures

Performance Results for Periods Ended June 30, 2012

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund. (Forward Select EM Dividend Fund)

Exposure to the commodities markets may subject a fund to greater volatility than investing in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters and international economic, political and regulatory developments. (Forward Commodity Long/Short Strategy Fund, Forward CorePlus Fund, Forward Extended MarketPlus Fund, Forward Managed Futures Strategy Fund, Forward Strategic Alternatives Fund)

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested. (Forward Commodity Long/Short Strategy Fund, Forward CorePlus Fund, Forward EM Corporate Debt Fund, Forward Extended MarketPlus Fund, Forward Frontier Strategy Fund, Forward High Yield Bond Fund, Forward International Dividend Fund, Forward Investment Grade Fixed-Income Fund, Forward Managed Futures Strategy Fund, Forward Select EM Dividend Fund, Forward Strategic Alternatives Fund)

Investing in Exchange-Traded Funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs. (Forward Commodity Long/Short Strategy Fund, Forward EM Corporate Debt Fund, Forward Managed Futures Strategy Fund, Forward Strategic Alternatives Fund)

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation. (Forward EM Corporate Debt Fund, Forward Frontier Strategy Fund, Forward International Dividend Fund, Forward Select EM Dividend Fund, Forward Strategic Alternatives Fund)

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk. (Forward EM Corporate Debt Fund, Forward High Yield Bond Fund)

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks. (Forward Commodity Long/Short Strategy Fund, Forward CorePlus Fund, Forward Extended MarketPlus Fund, Forward Investment Grade Fixed-Income Fund, Forward Managed Futures Strategy Fund)

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio. (Forward Commodity Long/Short Strategy Fund, Forward EM Corporate Debt Fund, Forward Frontier Strategy Fund, Forward Managed Futures Strategy Fund, Forward Strategic Alternatives Fund)

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector. (Forward Strategic Alternatives Fund)

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund. (Forward Select EM Dividend Fund)

Forward Growth Allocation Fund

Each Allocation Fund is a fund of funds, which invest in a mix of underlying Forward Funds. Shareholders of an Allocation Fund indirectly bear the expenses of the underlying funds. An Allocation Fund’s allocations may be changed at any time. Asset allocation does not assure profit or protect against risk.

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund. (Forward Select EM Dividend Fund)

Exposure to the commodities markets may subject a fund to greater volatility than investing in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters and international economic, political and regulatory developments. (Forward Commodity Long/Short Strategy Fund, Forward CorePlus Fund, Forward Extended MarketPlus Fund, Forward Managed Futures Strategy Fund, Forward Strategic Alternatives Fund)

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested. (Forward Commodity Long/Short Strategy Fund, Forward CorePlus Fund, Forward EM Corporate Debt Fund, Forward

13	June 30, 2012

Risk Disclosures

Performance Results for Periods Ended June 30, 2012

Extended MarketPlus Fund, Forward Frontier Strategy Fund, Forward High Yield Bond Fund, Forward International Dividend Fund, Forward Investment Grade Fixed-Income Fund, Forward Managed Futures Strategy Fund, Forward Select EM Dividend Fund, Forward Strategic Alternatives Fund)

Investing in Exchange-Traded Funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs. (Forward Commodity Long/Short Strategy Fund, Forward EM Corporate Debt Fund, Forward Managed Futures Strategy Fund, Forward Strategic Alternatives Fund)

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation. (Forward EM Corporate Debt Fund, Forward Frontier Strategy Fund, Forward International Dividend Fund, Forward Select EM Dividend Fund, Forward Strategic Alternatives Fund)

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk. (Forward EM Corporate Debt Fund, Forward High Yield Bond Fund)

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks. (Forward Commodity Long/Short Strategy Fund, Forward CorePlus Fund, Forward Extended MarketPlus Fund, Forward Investment Grade Fixed-Income Fund, Forward Managed Futures Strategy Fund)

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio. (Forward Commodity Long/Short Strategy Fund, Forward EM Corporate Debt Fund, Forward Frontier Strategy Fund, Forward Managed Futures Strategy Fund, Forward Strategic Alternatives Fund)

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector. (Forward Strategic Alternatives Fund)

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund. (Forward Select EM Dividend Fund)

Forward Income & Growth Allocation Fund

Each Allocation Fund is a fund of funds, which invest in a mix of underlying Forward Funds. Shareholders of an Allocation Fund indirectly bear the expenses of the underlying funds. An Allocation Fund’s allocations may be changed at any time. Asset allocation does not assure profit or protect against risk.

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund. (Forward Select EM Dividend Fund)

Exposure to the commodities markets may subject a fund to greater volatility than investing in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters and international economic, political and regulatory developments. (Forward CorePlus Fund, Forward Extended MarketPlus Fund, Forward Strategic Alternatives Fund)

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested. (Forward CorePlus Fund, Forward EM Corporate Debt Fund, Forward Extended MarketPlus Fund, Forward Frontier Strategy Fund, Forward High Yield Bond Fund, Forward International Dividend Fund, Forward Investment Grade Fixed-Income Fund, Forward Select EM Dividend Fund, Forward Strategic Alternatives Fund)

Investing in Exchange-Traded Funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs. (Forward EM Corporate Debt Fund, Forward Strategic Alternatives Fund)

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation. (Forward EM Corporate Debt Fund, Forward Frontier Strategy Fund, Forward International Dividend Fund, Forward Select EM Dividend Fund, Forward Strategic Alternatives Fund)

June 30, 2012	14

Risk Disclosures

Performance Results for Periods Ended June 30, 2012

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk. (Forward EM Corporate Debt Fund, Forward High Yield Bond Fund)

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks. (Forward CorePlus Fund, Forward Extended MarketPlus Fund, Forward Investment Grade Fixed-Income Fund)

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio. (Forward EM Corporate Debt Fund, Forward Frontier Strategy Fund, Forward Strategic Alternatives Fund)

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector. (Forward Strategic Alternatives Fund)

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund. (Forward Select EM Dividend Fund)

Forward Income Builder Fund

Each Allocation Fund is a fund of funds, which invest in a mix of underlying Forward Funds. Shareholders of an Allocation Fund indirectly bear the expenses of the underlying funds. An Allocation Fund’s allocations may be changed at any time. Asset allocation does not assure profit or protect against risk.

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund. (Forward Credit Analysis Long/Short Fund, Forward Select Income Fund)

Concentration in a particular industry will involve a greater degree of risk than a more diversified portfolio. (Forward Select Income Fund)

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested. (Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward High Yield Bond Fund, Forward International Dividend Fund)

Investing in Exchange-Traded Funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs. (Forward EM Corporate Debt Fund)

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation. (Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward International Dividend Fund)

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk. (Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward High Yield Bond Fund)

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks.

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio. (Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward Select Income Fund)

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector. (Forward Select Income Fund)

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund. (Forward Credit Analysis Long/Short Fund)

15	June 30, 2012

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2012

As a shareholder of the Forward Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each share class of each Fund in the table provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of each Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 01/01/12	ENDING ACCOUNT VALUE 06/30/12	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/12-06/30/12

FORWARD COREPLUS FUND
Investor Class
Actual	$1,000.00	$1,078.20	1.25%	$6.46

Hypothetical	$1,000.00	$1,018.65	1.25%	$6.27
Institutional Class
Actual	$1,000.00	$1,080.10	0.87%	$4.50

Hypothetical	$1,000.00	$1,020.54	0.87%	$4.37
Class Z
Actual	$1,000.00	$1,080.90	0.77%	$3.98

Hypothetical	$1,000.00	$1,021.03	0.77%	$3.87

June 30, 2012	16

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2012

	BEGINNING ACCOUNT VALUE 01/01/12	ENDING ACCOUNT VALUE 06/30/12	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/12-06/30/12

FORWARD EXTENDED MARKETPLUS FUND
Investor Class
Actual	$1,000.00	$1,065.80	1.42%	$7.29

Hypothetical	$1,000.00	$1,017.80	1.42%	$7.12
Institutional Class
Actual	$1,000.00	$1,067.70	1.02%	$5.24

Hypothetical	$1,000.00	$1,019.79	1.02%	$5.12
Class C
Actual	$1,000.00	$1,063.10	1.92%	$9.85

Hypothetical	$1,000.00	$1,015.32	1.92%	$9.62
Class Z
Actual	$1,000.00	$1,068.10	0.92%	$4.73

Hypothetical	$1,000.00	$1,020.29	0.92%	$4.62

FORWARD FRONTIER STRATEGY FUND
Investor Class
Actual	$1,000.00	$976.70	1.64%	$8.06

Hypothetical	$1,000.00	$1,016.71	1.64%	$8.22
Institutional Class
Actual	$1,000.00	$976.80	1.33%	$6.54

Hypothetical	$1,000.00	$1,018.25	1.33%	$6.67
Class M
Actual	$1,000.00	$976.80	1.33%	$6.54

Hypothetical	$1,000.00	$1,018.25	1.33%	$6.67
Class Z
Actual	$1,000.00	$977.80	1.25%	$6.15

Hypothetical	$1,000.00	$1,018.65	1.25%	$6.27

FORWARD HIGH YIELD BOND FUND
Investor Class
Actual	$1,000.00	$1,069.80	1.26%	$6.48

Hypothetical	$1,000.00	$1,018.60	1.26%	$6.32
Institutional Class
Actual	$1,000.00	$1,072.00	0.85%	$4.38

Hypothetical	$1,000.00	$1,020.64	0.85%	$4.27
Class C
Actual	$1,000.00	$1,067.30	1.75%	$9.00

Hypothetical	$1,000.00	$1,016.16	1.75%	$8.77
Class Z
Actual	$1,000.00	$1,072.60	0.74%	$3.81

Hypothetical	$1,000.00	$1,021.18	0.74%	$3.72

17	June 30, 2012

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2012

	BEGINNING ACCOUNT VALUE 01/01/12	ENDING ACCOUNT VALUE 06/30/12	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/12-06/30/12

FORWARD INVESTMENT GRADE FIXED-INCOME FUND
Investor Class
Actual	$1,000.00	$1,036.60	1.30%	$6.58

Hypothetical	$1,000.00	$1,018.40	1.30%	$6.52
Institutional Class
Actual	$1,000.00	$1,038.60	0.89%	$4.51

Hypothetical	$1,000.00	$1,020.44	0.89%	$4.47
Class Z
Actual	$1,000.00	$1,039.20	0.78%	$3.95

Hypothetical	$1,000.00	$1,020.98	0.78%	$3.92

FORWARD STRATEGIC ALTERNATIVES FUND
Investor Class
Actual	$1,000.00	$975.00	1.42%	$6.97

Hypothetical	$1,000.00	$1,017.80	1.42%	$7.12
Institutional Class
Actual	$1,000.00	$976.90	1.12%	$5.51

Hypothetical	$1,000.00	$1,019.29	1.12%	$5.62
Class Z
Actual	$1,000.00	$976.90	1.04%	$5.11

Hypothetical	$1,000.00	$1,019.69	1.04%	$5.22

FORWARD U.S. GOVERNMENT MONEY FUND
Investor Class
Actual	$1,000.00	$1,000.10	0.25%	$1.24

Hypothetical	$1,000.00	$1,023.62	0.25%	$1.26
Institutional Class
Actual	$1,000.00	$1,000.10	0.25%	$1.24

Hypothetical	$1,000.00	$1,023.62	0.25%	$1.26
Class A
Actual	$1,000.00	$1,000.10	0.25%	$1.24

Hypothetical	$1,000.00	$1,023.62	0.25%	$1.26
Class C
Actual	$1,000.00	$1,000.10	0.25%	$1.24

Hypothetical	$1,000.00	$1,023.62	0.25%	$1.26
Class Z
Actual	$1,000.00	$1,000.10	0.24%	$1.19

Hypothetical	$1,000.00	$1,023.67	0.24%	$1.21

June 30, 2012	18

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2012

	BEGINNING ACCOUNT VALUE 01/01/12	ENDING ACCOUNT VALUE 06/30/12	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/12-06/30/12

FORWARD AGGRESSIVE GROWTH ALLOCATION FUND
Investor Class
Actual	$1,000.00	$1,049.50	0.98%	$4.99

Hypothetical	$1,000.00	$1,019.99	0.98%	$4.92
Institutional Class
Actual	$1,000.00	$1,051.60	0.48%	$2.45

Hypothetical	$1,000.00	$1,022.48	0.48%	$2.41
Class A
Actual	$1,000.00	$1,049.80	0.82%	$4.18

Hypothetical	$1,000.00	$1,020.79	0.82%	$4.12
Class C
Actual	$1,000.00	$1,046.10	1.47%	$7.48

Hypothetical	$1,000.00	$1,017.55	1.47%	$7.37

FORWARD BALANCED ALLOCATION FUND
Investor Class
Actual	$1,000.00	$1,044.90	0.77%	$3.91

Hypothetical	$1,000.00	$1,021.03	0.77%	$3.87
Institutional Class
Actual	$1,000.00	$1,047.50	0.27%	$1.37

Hypothetical	$1,000.00	$1,023.52	0.27%	$1.36
Class A
Actual	$1,000.00	$1,045.80	0.62%	$3.15

Hypothetical	$1,000.00	$1,021.78	0.62%	$3.12
Class C
Actual	$1,000.00	$1,042.50	1.27%	$6.45

Hypothetical	$1,000.00	$1,018.55	1.27%	$6.37

FORWARD GROWTH & INCOME ALLOCATION FUND
Investor Class
Actual	$1,000.00	$1,046.30	0.76%	$3.87

Hypothetical	$1,000.00	$1,021.08	0.76%	$3.82
Institutional Class
Actual	$1,000.00	$1,048.90	0.26%	$1.32

Hypothetical	$1,000.00	$1,023.57	0.26%	$1.31
Class A
Actual	$1,000.00	$1,047.30	0.61%	$3.11

Hypothetical	$1,000.00	$1,021.83	0.61%	$3.07
Class C
Actual	$1,000.00	$1,043.90	1.26%	$6.40

Hypothetical	$1,000.00	$1,018.60	1.26%	$6.32

19	June 30, 2012

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2012

	BEGINNING ACCOUNT VALUE 01/01/12	ENDING ACCOUNT VALUE 06/30/12	EXPENSE RATIO(a)	EXPENSES PAID DURING PERIOD(b) 01/01/12-06/30/12

FORWARD GROWTH ALLOCATION FUND
Investor Class
Actual	$1,000.00	$1,045.10	0.77%	$3.92

Hypothetical	$1,000.00	$1,021.03	0.77%	$3.87
Institutional Class
Actual	$1,000.00	$1,047.70	0.27%	$1.37

Hypothetical	$1,000.00	$1,023.52	0.27%	$1.36
Class A
Actual	$1,000.00	$1,045.90	0.62%	$3.15

Hypothetical	$1,000.00	$1,021.78	0.62%	$3.12
Class C
Actual	$1,000.00	$1,042.80	1.27%	$6.45

Hypothetical	$1,000.00	$1,018.55	1.27%	$6.37

FORWARD INCOME & GROWTH ALLOCATION FUND
Investor Class
Actual	$1,000.00	$1,049.80	0.72%	$3.67

Hypothetical	$1,000.00	$1,021.28	0.72%	$3.62
Institutional Class
Actual	$1,000.00	$1,052.40	0.22%	$1.12

Hypothetical	$1,000.00	$1,023.77	0.22%	$1.11
Class A
Actual	$1,000.00	$1,051.30	0.57%	$2.91

Hypothetical	$1,000.00	$1,022.03	0.57%	$2.87
Class C
Actual	$1,000.00	$1,047.40	1.22%	$6.21

Hypothetical	$1,000.00	$1,018.80	1.22%	$6.12

FORWARD INCOME BUILDER FUND
Investor Class
Actual	$1,000.00	$1,020.50	1.17%	$5.88

Hypothetical	$1,000.00	$1,019.05	1.17%	$5.87
Institutional Class
Actual	$1,000.00	$1,023.00	0.67%	$3.37

Hypothetical	$1,000.00	$1,021.53	0.67%	$3.37
Class A
Actual	$1,000.00	$1,021.80	0.90%	$4.52

Hypothetical	$1,000.00	$1,020.39	0.90%	$4.52
Class C
Actual	$1,000.00	$1,018.10	1.66%	$8.33

Hypothetical	$1,000.00	$1,016.61	1.66%	$8.32

(a) Annualized, based on the Fund’s most recent fiscal half year expenses.

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), then divided by 366.

June 30, 2012	20

Summary of Portfolio Holdings (Note 11) (Unaudited)

Under SEC Rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables which present portfolio holdings as a percent of total net assets are provided in compliance with such requirements.

FORWARD COREPLUS FUND
Agency Pass-Through Securities	24.20%

Corporate Bonds	21.72%

U.S. Treasury Bonds & Notes	16.20%

Municipal Bonds	7.65%

Structured Notes	4.49%

Collateralized Mortgage Obligations	0.83%

Foreign Government Obligations	0.09%

Short-Term Bank Debt Instruments & Net Cash	24.82%
100.00%

FORWARD EXTENDED MARKETPLUS FUND
Agency Pass-Through Securities	36.69%

Corporate Bonds	20.95%

U.S. Treasury Bonds & Notes	19.16%

Structured Notes	5.03%

Municipal Bonds	3.58%

Collateralized Mortgage Obligations	2.67%

Asset-Backed Securities	0.76%

Short-Term Bank Debt Instruments & Net Cash	11.16%
100.00%

FORWARD FRONTIER STRATEGY FUND
Agency Pass-Through Securities	25.41%

U.S. Treasury Bonds & Notes	14.40%

Corporate Bonds	11.48%

Collateralized Mortgage Obligations	4.87%

Common Stocks	4.29%

Municipal Bonds	2.24%

Exchange-Traded Funds	1.01%

Short-Term Bank Debt Instruments & Net Cash	36.30%
100.00%

FORWARD HIGH YIELD BOND FUND
Consumer Non-Cyclical	21.76%

Consumer Cyclical	19.22%

Energy	15.73%

Communications	11.68%
Financials	10.28%

Industrials	9.38%

Basic Materials	3.81%

Technology	2.15%

Municipal Bonds	1.08%

Utilities	1.04%

Short-Term Bank Debt Instruments & Net Cash	3.87%
100.00%

FORWARD INVESTMENT GRADE FIXED-INCOME FUND
U.S. Government Agency Securities	40.51%

Corporate Bonds	20.80%

Agency Pass-Through Securities	7.27%

Municipal Bonds	6.27%

Collateralized Mortgage Obligations	4.92%

Foreign Government Obligations	1.18%

Asset-Backed Securities	1.17%

Short-Term Bank Debt Instruments, Short-Term Securities & Net Cash	17.88%
100.00%

FORWARD STRATEGIC ALTERNATIVES FUND
Exchange-Traded Funds	36.90%

Corporate Bonds	18.90%

Structured Notes	18.30%

Agency Pass-Through Securities	13.42%

Municipal Bonds	2.69%

Collateralized Mortgage Obligations	0.87%

Short-Term Bank Debt Instruments & Net Cash	8.92%
100.00%

FORWARD U.S. GOVERNMENT MONEY FUND
Repurchase Agreements	69.71%

U.S. Agency Bonds	18.69%

Other Commercial Paper	7.85%

Net Cash	3.75%
100.00%

21	June 30, 2012

Summary of Portfolio Holdings (Note 11) (Unaudited)

FORWARD AGGRESSIVE GROWTH ALLOCATION FUND
UNDERLYING FORWARD FUND AND FUND ADVISOR OR SUB-ADVISOR	# OF ISSUES	ALLOCATION
Forward CorePlus Fund — Forward Management	301	57.78%

Forward International Dividend Fund — Forward Management	103	23.89%	(a)

Forward Frontier Strategy Fund — Forward Management	133	7.26%

Forward Extended MarketPlus Fund — Forward Management	204	7.24%

Forward Strategic Alternatives Fund — Forward Management	74	2.14%

Forward Select EM Dividend Fund — Forward Management	67	1.36%	(a)

Short-Term Bank Debt Instruments & Net Cash	—	0.33%
		100.00%

FORWARD BALANCED ALLOCATION FUND
UNDERLYING FORWARD FUND AND FUND ADVISOR OR SUB-ADVISOR	# OF ISSUES	ALLOCATION
Forward Investment Grade Fixed-Income Fund — PIMCO	102	31.00%

Forward CorePlus Fund — Forward Management	301	31.00%

Forward International Dividend Fund — Forward Management	103	8.60%	(a)

Forward EM Corporate Debt Fund — SW Asset Management	70	4.97%	(a)

Forward High Yield Bond Fund — First Western Capital Management Co.	92	4.61%

Forward Strategic Alternatives Fund — Forward Management	74	4.03%

Forward Frontier Strategy Fund — Forward Management	133	3.74%

Forward Managed Futures Strategy Fund — Forward Management	4	3.61%	(a)

Forward Commodity Long/Short Strategy Fund — Forward Management	330	3.49%	(a)

Forward Extended MarketPlus Fund — Forward Management	204	3.43%

Forward Select EM Dividend Fund — Forward Management	67	1.19%	(a)

Short-Term Bank Debt Instruments & Net Cash	—	0.33%
		100.00%
FORWARD GROWTH & INCOME ALLOCATION FUND
UNDERLYING FORWARD FUND AND FUND ADVISOR OR SUB-ADVISOR	# OF ISSUES	ALLOCATION
Forward CorePlus Fund — Forward Management	301	36.66%

Forward Investment Grade Fixed-Income Fund — PIMCO	102	25.23%

Forward International Dividend Fund — Forward Management	103	11.58%	(a)

Forward Frontier Strategy Fund — Forward Management	133	4.07%

Forward High Yield Bond Fund — First Western Capital Management Co.	92	4.02%

Forward Strategic Alternatives Fund — Forward Management	74	3.94%

Forward Extended MarketPlus Fund — Forward Management	204	3.59%

Forward Managed Futures Strategy Fund — Forward Management	4	3.57%	(a)

Forward Commodity Long/Short Strategy Fund — Forward Management	330	3.23%	(a)

Forward EM Corporate Debt Fund — SW Asset Management	70	2.94%	(a)

Forward Select EM Dividend Fund — Forward Management	67	1.09%	(a)

Short-Term Bank Debt Instruments & Net Cash	—	0.08%
		100.00%

FORWARD GROWTH ALLOCATION FUND
UNDERLYING FORWARD FUND AND FUND ADVISOR OR SUB-ADVISOR	# OF ISSUES	ALLOCATION
Forward CorePlus Fund — Forward Management	301	48.77%

Forward International Dividend Fund — Forward Management	103	14.75%	(a)

Forward Investment Grade Fixed-Income Fund — PIMCO	102	10.59%

Forward Extended MarketPlus Fund — Forward Management	204	4.20%

Forward Frontier Strategy Fund — Forward Management	133	3.94%

Forward Strategic Alternatives Fund — Forward Management	74	3.84%

Forward Managed Futures Strategy Fund — Forward Management	4	3.62%	(a)

June 30, 2012	22

Summary of Portfolio Holdings (Note 11) (Unaudited)

FORWARD GROWTH ALLOCATION FUND (CONTINUED)
UNDERLYING FORWARD FUND AND FUND ADVISOR OR SUB-ADVISOR	# OF ISSUES	ALLOCATION
Forward Commodity Long/Short Strategy Fund — Forward Management	330	3.22%

Forward EM Corporate Debt Fund — SW Asset Management	70	2.97%	(a)

Forward Select EM Dividend Fund — Forward Management	67	2.36%	(a)

Forward High Yield Bond Fund — First Western Capital Management Co.	92	1.99%

Short-Term Bank Debt Instruments & Net Cash	—	-0.25%
		100.00%

FORWARD INCOME & GROWTH ALLOCATION FUND
UNDERLYING FORWARD FUND AND FUND ADVISOR OR SUB-ADVISOR	# OF ISSUES	ALLOCATION
Forward Investment Grade Fixed-Income Fund — PIMCO	102	50.29%

Forward CorePlus Fund — Forward Management	301	21.62%

Forward Strategic Alternatives Fund — Forward Management	74	7.43%

Forward High Yield Bond Fund — First Western Capital Management Co.	92	6.94%

Forward International Dividend Fund — Forward Management	103	4.33%	(a)

Forward EM Corporate Debt Fund — SW Asset Management	70	3.36%	(a)

Forward Frontier Strategy Fund — Forward Management	133	2.49%

Forward Extended MarketPlus Fund — Forward Management	204	1.43%

Forward Select EM Dividend Fund — Forward Management	67	0.83%	(a)

Forward U.S. Government Money Fund — Forward Management	9	0.00%	(b)

Short-Term Bank Debt Instruments & Net Cash	—	1.28%
		100.00%

FORWARD INCOME BUILDER FUND
UNDERLYING FORWARD FUND AND FUND ADVISOR OR SUB-ADVISOR	# OF ISSUES	ALLOCATION
Forward High Yield Bond Fund — First Western Capital Management Co.	92	24.93%

Forward Select Income Fund — Forward Management	133	24.80%	(a)
Forward EM Corporate Debt Fund — SW Asset Management	70	24.55%	(a)

Forward Credit Analysis Long/Short Fund — Cedar Ridge Partners, LLC	168	14.28%	(a)

Forward International Dividend Fund — Forward Management	103	10.20%	(a)

Short-Term Bank Debt Instruments & Net Cash	—	1.24%
		100.00%

These allocations may not reflect the current or future position of the portfolio.

(a) The Forward Credit Analysis Long/Short Fund, the Forward Commodity Long/Short Strategy Fund, the Forward EM Corporate Debt Fund, the Forward International Dividend Fund, the Forward Managed Futures Strategy Fund, the Forward Select EM Dividend Fund and the Forward Select Income Fund’s June 30, 2012 Semi-Annual Report may be obtained at www.forwardinvesting.com.

(b) Less than 0.005%.

23	June 30, 2012

Portfolio of Investments (Note 11) (Unaudited)

Forward CorePlus Fund

Principal Amount		Value (Note 2)

AGENCY PASS-THROUGH SECURITIES: 24.20%
Federal Home Loan Bank (FHLB): 0.31%

	FHLB

$350,000	0.750%, 05/10/17(a)(b)	$350,132

		350,132

Federal Home Loan Mortgage Corp (FHLMC): 5.70%

	FHLMC

500,000	0.550%, 12/27/13	500,457

500,000	0.875%, 12/19/14	500,889

500,000	0.920%, 12/12/14	500,860

500,000	1.375%, 02/25/14	508,625

500,000	1.625%, 04/15/13	505,455

12,088	1.625%, 04/01/17(a)	12,406

36,965	1.727%, 07/01/30(a)	37,468

73,112	1.728%, 07/01/29(a)	74,301

42,940	2.050%, 02/01/26(a)	45,223

132,463	2.074%, 12/01/21(a)	138,639

53,349	2.092%, 04/01/35(a)	55,746

59,861	2.117%, 08/01/33(a)	61,926

16,443	2.125%, 03/01/18(a)	16,822

51,074	2.162%, 08/01/30(a)	53,664

2,791	2.172%, 05/01/19(a)	2,961

15,535	2.205%, 10/01/19(a)	15,726

51,846	2.250%, 02/01/21(a)	55,155

45,310	2.266%, 07/01/28(a)	46,105

6,235	2.277%, 09/01/27(a)	6,628

46,506	2.301%, 10/01/30(a)	49,354

108,569	2.304%, 01/01/37(a)	115,073

5,742	2.314%, 12/01/27(a)	6,096

2,229	2.350%, 08/01/30(a)	2,244

39,565	2.353%, 11/01/24(a)	41,544

19,874	2.375%, 04/01/22(a)	20,112

9,861	2.375%, 05/01/22(a)	9,899

67,201	2.378%, 07/01/32(a)	69,784

25,465	2.428%, 02/01/26(a)	27,019

57,384	2.448%, 12/01/29(a)	61,275

$28,557	2.452%, 06/01/34(a)	$29,025

59,651	2.470%, 03/01/34(a)	63,481

19,506	2.471%, 12/01/30(a)	20,262

28,700	2.471%, 04/01/30(a)	29,947

6,895	2.482%, 10/01/26(a)	7,044

5,094	2.500%, 10/01/18(a)	5,275

31,009	2.505%, 01/01/28(a)	33,170

21,321	2.560%, 11/01/29(a)	22,821

62,034	2.565%, 01/01/37(a)	66,277

13,411	2.580%, 08/01/30(a)	14,359

93,252	2.641%, 09/01/32(a)	96,927

56,624	2.693%, 01/01/35(a)	57,173

204,423	2.760%, 02/01/37(a)	219,641

32,065	2.822%, 09/01/24(a)	34,056

5,348	2.830%, 12/01/30(a)	5,377

32,365	2.844%, 01/01/22(a)	32,704

196,134	2.920%, 04/01/36(a)	209,318

7,364	2.970%, 08/01/19(a)	7,380

7,822	3.000%, 01/01/19(a)	7,886

4,470	3.020%, 10/01/18(a)	4,486

86,183	3.113%, 03/01/19(a)	86,546

21,575	3.145%, 04/01/19(a)	21,768

22,320	3.149%, 07/01/23(a)	23,165

550	3.197%, 08/01/18(a)	555

8,657	3.250%, 05/01/23(a)	8,723

22,822	3.885%, 12/01/19(a)	23,003

37,048	3.965%, 03/01/37(a)	38,040

11,425	4.110%, 03/01/17(a)	11,486

800,000	4.125%, 09/27/13	838,187

14,961	4.556%, 05/01/20(a)	15,918

24,699	4.615%, 02/01/23(a)	24,898

30,890	4.870%, 07/01/25(a)	31,155

8,356	6.376%, 10/01/27(a)	8,393

26,559	6.434%, 11/01/25(a)	26,878

June 30, 2012	24	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward CorePlus Fund

Principal Amount		Value (Note 2)

Federal Home Loan Mortgage Corp (FHLMC) (continued): 5.70%

	FHLMC, Gold

$367,858	4.500%, 07/01/41	$394,242

407,217	5.000%, 10/01/40	442,065

		6,503,087

Federal National Mortgage Association (FNMA): 16.03%

	FNMA

500,000	0.600%, 11/21/13	500,303

500,000	0.625%, 05/17/17(a)(b)	500,385

1,100,000	0.750%, 12/18/13	1,107,671

750,000	0.850%, 02/08/16	751,931

119,149	1.115%, 01/01/21(a)	119,826

65,169	1.353%, 04/01/44(a)	65,897

23,368	1.353%, 04/01/44(a)	23,633

42,445	1.353%, 04/01/44(a)	42,908

79,971	1.553%, 10/01/40(a)	82,029

167,538	1.553%, 11/01/30(a)	171,567

115,640	1.553%, 10/01/40(a)	118,620

103,279	1.553%, 11/01/30(a)	105,892

169,766	1.553%, 06/01/40(a)	174,312

220,219	1.553%, 09/01/40(a)	225,214

83,261	1.653%, 05/01/33(a)	85,033

19,042	1.785%, 07/01/21(a)	19,322

37,956	1.875%, 06/01/19(a)	39,143

38,322	1.883%, 11/01/21(a)	39,710

26,889	1.957%, 09/01/23(a)	27,692

8,762	1.983%, 12/01/24(a)	9,018

1,107	1.984%, 04/01/18(a)	1,157

69,999	1.990%, 01/01/23(a)	73,015

65,575	2.000%, 01/01/19(a)	66,081

114,239	2.014%, 08/01/28(a)	120,703

17,778	2.020%, 09/01/27(a)	18,813

512,643	2.036%, 08/01/34(a)	537,478

62,324	2.060%, 11/01/17(a)	65,453

161,499	2.063%, 05/01/33(a)	169,382

35,514	2.065%, 01/01/26(a)	37,429

$11,029	2.075%, 10/01/22(a)	$11,490

185,063	2.080%, 07/01/19(a)	193,458

14,958	2.085%, 10/01/15(a)	15,007

67,555	2.097%, 12/01/35(a)	70,215

108,038	2.100%, 04/01/33(a)	114,219

14,919	2.105%, 04/01/22(a)	15,039

75,379	2.113%, 05/01/32(a)	78,958

29,618	2.123%, 11/01/32(a)	30,124

11,356	2.135%, 01/01/20(a)	11,991

49,583	2.147%, 11/01/34(a)	52,079

5,976	2.161%, 03/01/23(a)	6,295

312,079	2.168%, 01/01/33(a)	329,654

123,137	2.189%, 10/01/34(a)	129,279

60,768	2.189%, 09/01/23(a)	63,184

17,026	2.200%, 05/01/22(a)	17,176

13,042	2.210%, 06/01/33(a)	13,690

56,865	2.210%, 05/01/35(a)	57,661

323,123	2.213%, 06/01/18(a)	336,260

46,295	2.215%, 08/01/30(a)	49,033

12,279	2.230%, 07/01/25(a)	13,066

12,277	2.250%, 01/01/26(a)	12,342

178,002	2.257%, 07/01/35(a)	189,400

31,126	2.260%, 12/01/29(a)	32,459

549,227	2.272%, 08/01/35(a)	581,450

102,107	2.272%, 04/01/36(a)	108,892

92,820	2.273%, 08/01/34(a)	98,090

99,787	2.281%, 01/01/36(a)	106,468

416,544	2.285%, 09/01/35(a)	441,246

80,901	2.285%, 09/01/35(a)	85,702

69,267	2.291%, 08/01/34(a)	73,644

13,087	2.295%, 12/01/22(a)	13,885

16,830	2.303%, 03/01/38(a)	17,812

252,941	2.309%, 05/01/35(a)	270,049

48,178	2.310%, 01/01/32(a)	48,467

106,609	2.319%, 04/01/36(a)	113,549

See Notes to Financial Statements	25	June 30, 2012

Portfolio of Investments (Note 11) (Unaudited)

Forward CorePlus Fund

Principal Amount		Value (Note 2)

Federal National Mortgage Association (FNMA) (continued): 16.03%

$21,504	2.322%, 09/01/25(a)	$21,759

71,690	2.323%, 12/01/34(a)	76,065

276,587	2.327%, 09/01/34(a)	292,596

61,919	2.330%, 09/01/33(a)	64,351

83,067	2.331%, 01/01/36(a)	87,685

29,847	2.335%, 12/01/32(a)	30,378

47,150	2.335%, 03/01/38(a)	50,028

54,941	2.340%, 04/01/33(a)	58,357

307,845	2.345%, 02/01/35(a)	326,968

41,168	2.352%, 08/01/33(a)	42,938

13,587	2.358%, 09/01/31(a)	14,458

64,113	2.360%, 07/01/36(a)	67,812

167,722	2.370%, 11/01/32(a)	178,361

11,871	2.377%, 07/01/33(a)	12,593

38,013	2.390%, 08/01/22(a)	40,658

42,966	2.394%, 05/01/38(a)	45,561

5,713	2.394%, 07/01/26(a)	6,110

91,715	2.395%, 03/01/29(a)	92,098

18,706	2.395%, 01/01/31(a)	19,822

64,263	2.396%, 08/01/30(a)	68,705

70,963	2.403%, 10/01/33(a)	75,403

61,845	2.411%, 10/01/32(a)	63,264

75,942	2.414%, 06/01/38(a)	78,154

292,910	2.416%, 05/01/36(a)	310,210

48,591	2.438%, 04/01/36(a)	51,197

162,285	2.439%, 07/01/35(a)	173,140

91,922	2.440%, 06/01/33(a)	96,707

12,550	2.441%, 07/01/29(a)	12,821

23,906	2.453%, 05/01/36(a)	25,462

33,635	2.456%, 01/01/19(a)	33,897

86,577	2.456%, 08/01/33(a)	89,572

47,090	2.481%, 05/01/24(a)	50,304

114,663	2.488%, 11/01/30(a)	118,557

5,902	2.500%, 01/01/27(a)	5,937

3,290	2.500%, 02/01/33(a)	3,493

$7,278	2.500%, 11/01/17(a)	$7,311

25,227	2.505%, 01/01/19(a)	26,089

3,519	2.508%, 01/01/19(a)	3,531

128,967	2.527%, 09/01/33(a)	137,628

8,713	2.574%, 04/01/18(a)	8,987

116,319	2.577%, 06/01/26(a)	123,667

31,903	2.580%, 03/01/18(a)	33,574

70,727	2.625%, 12/01/34(a)	75,194

118,429	2.687%, 12/01/24(a)	126,859

36,606	2.691%, 05/01/33(a)	36,918

16,159	2.703%, 01/01/33(a)	17,297

66,213	2.732%, 02/01/33(a)	70,462

36,829	2.737%, 04/01/37(a)	39,315

159,700	2.745%, 08/01/35(a)	160,192

800,000	2.750%, 02/05/14	831,809

800,000	2.750%, 03/13/14	832,802

112,355	2.777%, 12/01/35(a)	114,942

5,054	2.815%, 01/01/18(a)	5,215

8,107	2.875%, 05/01/16(a)	8,439

53,784	2.900%, 03/01/19(a)	53,952

12,823	2.934%, 03/01/27(a)	12,877

32,906	2.942%, 05/01/35(a)	35,243

142,273	2.956%, 11/01/36(a)	147,535

67,343	2.970%, 05/01/22(a)	67,784

41,610	2.999%, 05/01/34(a)	44,121

28,719	3.000%, 10/01/33(a)	29,085

56,695	3.097%, 09/01/20(a)	59,925

56,458	3.145%, 05/01/35(a)	60,302

15,221	3.205%, 04/01/25(a)	15,330

3,041	3.323%, 01/01/29(a)	3,177

45,785	3.342%, 11/01/35(a)	46,588

41,912	3.355%, 11/01/20(a)	42,040

1,950	3.375%, 08/01/17(a)	1,957

53,331	3.407%, 04/01/25(a)	56,620

9,841	3.835%, 07/01/20(a)	9,936

June 30, 2012	26	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward CorePlus Fund

Principal Amount		Value (Note 2)

Federal National Mortgage Association (FNMA) (continued): 16.03%

$2,297	3.855%, 12/01/17(a)	$2,299

90,247	3.878%, 01/01/18(a)	92,350

944,490	4.000%, 12/01/41	1,016,475

2,162	4.095%, 04/01/17(a)	2,167

862	4.167%, 04/01/18(a)	882

9,308	4.330%, 11/01/27(a)	9,416

536	4.347%, 08/01/20(a)	539

7,054	4.427%, 07/01/17(a)	7,085

4,023	4.454%, 06/01/25(a)	4,168

417,781	4.500%, 03/01/41	450,618

887,956	4.500%, 12/01/40	963,986

405,772	4.500%, 07/01/41	437,665

1,423	4.724%, 01/01/25(a)	1,526

250	4.810%, 06/01/24(a)	258

11,910	4.815%, 03/01/17(a)	12,050

3,064	4.923%, 07/01/24(a)	3,104

7,345	5.852%, 06/01/36(a)	7,922

1,337	5.969%, 11/01/23(a)	1,354

18,709	5.977%, 04/01/19(a)	19,670

		18,266,608

Government National Mortgage Association (GNMA): 2.16%

	GNMA

36,619	1.625%, 03/20/31(a)	38,006

2,286	1.625%, 12/20/28(a)	2,370

8,793	1.625%, 03/20/28(a)	9,126

42,186	1.625%, 07/20/30(a)	43,670

19,626	1.625%, 03/20/30(a)	20,369

47,290	1.625%, 01/20/30(a)	49,081

33,956	1.625%, 09/20/32(a)	35,150

135,810	1.625%, 09/20/23(a)	140,590

21,464	1.625%, 10/20/29(a)	22,258

410,133	1.625%, 11/20/32(a)	425,319

27,556	1.625%, 11/20/26(a)	28,576

20,556	2.000%, 08/20/30(a)	21,325

28,304	2.125%, 07/20/33(a)	29,380

$32,661	2.125%, 07/20/34(a)	$33,903

26,332	2.125%, 01/20/35(a)	27,391

53,243	2.375%, 05/20/27(a)	55,349

5,408	2.750%, 10/20/17(a)	5,653

107,097	4.000%, 07/20/24	115,496

484,304	4.000%, 09/15/41	530,042

373,782	5.000%, 10/15/39	414,765

	GNMA, Class A

415,713	2.017%, 11/16/28(a)	417,103

		2,464,922

	Total Agency Pass-Through Securities (Cost $27,296,285)	27,584,749

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.83%
Federal Home Loan Mortgage Corp (FHLMC): 0.40%

	FHLMC, REMICS

170,291	3.900%, 01/15/23	176,336

228,263	4.000%, 03/15/26	241,879

33,811	5.000%, 06/15/30	33,977

		452,192

Federal National Mortgage Association (FNMA): 0.43%

	FNMA, REMICS

491,477	0.795%, 12/25/37(a)	494,982

	Total Collateralized Mortgage Obligations (Cost $945,391)	947,174

CORPORATE BONDS: 21.72%
Basic Materials: 1.32%

400,000	BHP Billiton Finance USA, Ltd., Sr. Unsec. Notes 5.400%, 03/29/17	468,296

200,000	E.I. du Pont de Nemours, Sr. Unsec. Notes 4.750%, 11/15/12	203,116

800,000	WMC Finance U.S.A., Ltd., Sr. Unsec. Notes 5.125%, 05/15/13	832,266

		1,503,678

Communications: 0.91%

400,000	NBCUniversal Media Llc, Sr. Unsec. Notes 2.100%, 04/01/14	407,313

See Notes to Financial Statements	27	June 30, 2012

Portfolio of Investments (Note 11) (Unaudited)

Forward CorePlus Fund

Principal Amount		Value (Note 2)

Communications (continued): 0.91%

$600,000	Verizon New York, Inc., Sr. Unsec. Notes 7.000%, 05/01/13	$629,832

		1,037,145

Consumer Cyclical: 0.69%

705,000	Staples, Inc., Sr. Unsec. Notes 9.750%, 01/15/14	788,327

Consumer Non-Cyclical: 3.86%

500,000	Amgen, Inc., Sr. Unsec. Notes 2.500%, 11/15/16	520,252

500,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsec. Notes 1.500%, 07/14/14	507,158

250,000	Bottling Group Llc, Sr. Unsec. Notes 4.625%, 11/15/12	253,681

500,000	5.500%, 04/01/16	580,042

440,000	Coca-Cola Co., Sr. Unsec. Notes 7.375%, 03/03/14	487,512

300,000	Colgate-Palmolive Co., Sr. Unsec. Medium-Term Notes 2.625%, 05/01/17	319,882

250,000	Philip Morris International, Inc., Sr. Unsec. Notes 4.875%, 05/16/13	259,335

500,000	SABMiller Plc, Sr. Unsec. Notes 5.500%, 08/15/13(c)	523,277

600,000	Teva Pharmaceutical Finance Co., Llc, Sr. Unsec. Notes 5.550%, 02/01/16	681,402

250,000	WellPoint, Inc., Unsec. Notes 5.250%, 01/15/16	279,479

		4,412,020

Energy: 2.12%

500,000	Noble Corp./Cayman Islands, Sr. Unsec. Notes 5.875%, 06/01/13	522,314

812,000	Shell International Finance, Sr. Unsec. Notes 4.000%, 03/21/14	860,127

$1,000,000	Valero Energy Corp., Sr. Unsec. Notes 6.700%, 01/15/13	$1,029,190

		2,411,631

Financials: 9.80%

1,000,000	Bank of America Corp., Sr. Unsec. Notes 0.345%, 10/15/12(a)(c)	965,784

4,000,000	0.743%, 11/21/12(a)(c)	3,815,560

2,000,000	BB&T Corp., Sr. Unsec. Notes 3.850%, 07/27/12	2,004,248

400,000	Caterpillar Financial Services Corp., Sr. Unsec. Medium- Term Notes 6.200%, 09/30/13	427,716

470,000	Fifth Third Bank, Sr. Unsec. Notes 0.576%, 05/17/13(a)	468,404

500,000	John Deere Capital Corp., Sr. Unsec. Medium-Term Notes 1.600%, 03/03/14	508,117

200,000	National City Bank, Sub. Notes 0.838%, 06/07/17(a)	187,368

3,000,000	SunTrust Bank, Sub. Notes 0.757%, 08/24/15(a)	2,802,114

		11,179,311

Industrials: 1.59%

875,000	General Electric Co., Sr. Unsec. Notes 5.000%, 02/01/13	897,505

125,000	Honeywell International, Inc., Sr. Unsec. Notes 5.400%, 03/15/16	143,348

750,000	Union Pacific Corp., Sr. Unsec. Notes 5.450%, 01/31/13	770,565

		1,811,418

Technology: 1.15%

850,000	Adobe Systems, Inc., Sr. Unsec. Notes 3.250%, 02/01/15	893,913

400,000	Hewlett-Packard Co., Sr. Unsec. Notes 3.000%, 09/15/16	412,001

		1,305,914

June 30, 2012	28	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward CorePlus Fund

Principal Amount		Value (Note 2)

Utilities: 0.28%

$300,000	Niagara Mohawk Power Corp., Sr. Unsec. Notes 3.553%, 10/01/14	$316,323

	Total Corporate Bonds (Cost $24,929,353)	24,765,767

FOREIGN GOVERNMENT OBLIGATIONS: 0.09%
103,000	Province of Ontario Canada, Sr. Unsec. Notes 1.375%, 01/27/14	104,374

	Total Foreign Government Obligations (Cost $103,687)	104,374

MUNICIPAL BONDS: 7.65%
1,000,000	City of Chicago, Revenue Bonds (Midway Airport), Second Lien, Series D-1 3.532%, 01/01/41(a)	1,029,060

50,000	Florida Housing Finance Corp., Revenue Bonds, Taxable Housing (Ashton Lake Apartments LP), Series U-2 7.150%, 01/01/13	50,156

4,000,000	Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series A 1.022%, 10/15/12(a)	4,001,120

300,000	Georgia Municipal Gas Authority, Taxable, Revenue Bonds, Gas Portfolio III 1.770%, 10/01/13	301,947

510,000	Kentucky Asset Liability Commission, General Funding Revenue Bonds 2.211%, 04/01/13	514,457

2,000,000	2.939%, 04/01/14	2,061,060

250,000	New Jersey Economic Development Authority, Taxable, Revenue Bonds, Series JJ 0.850%, 03/01/15	249,215

250,000	San Francisco City and County, General Obligation Unlimited 5.000%, 06/15/13	260,245

250,000	University of California, Taxable, Revenue Bonds, Series AA-1 0.480%, 07/01/12	250,000

	Total Municipal Bonds (Cost $8,600,886)	8,717,260

STRUCTURED NOTES: 4.49%
$2,600,000	Barclays Bank Plc, Bank Guaranteed Note Linked to the Barclays ComBATS 12 Total Return Index 0.000%, 06/25/13(c)	$2,531,097

2,750,000	0.000%, 09/17/12(c)	2,589,923

	Total Structured Notes (Cost $5,350,000)	5,121,020

U.S. TREASURY BONDS & NOTES: 16.20%
	U.S. Treasury Notes

4,000,000	2.125%, 11/30/14	4,169,376

2,250,000	2.250%, 01/31/15	2,358,106

2,250,000	2.375%, 02/28/15	2,368,476

4,100,000	2.375%, 09/30/14	4,288,026

5,000,000	2.625%, 12/31/14	5,281,640

	Total U.S. Treasury Bonds & Notes (Cost $18,458,291)	18,465,624

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 19.82%
$22,593,507	Wells Fargo Bank & Co. — San Francisco 0.030%, due 07/02/12	22,593,507

	Total Short-Term Bank Debt Instruments (Cost $22,593,507)	22,593,507

	Total Investments: 95.00% (Cost $108,277,400)	108,299,475

	Net Other Assets and Liabilities: 5.00%	5,708,525	(d)

	Net Assets: 100.00%	$114,008,000

Percentages are stated as a percent of net assets.

(a) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2012.

(b) Represents a step bond. Rate disclosed is as of June 30, 2012.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $5,960,620, representing 5.23% of net assets.

(d) Includes cash which is being held as collateral for swap contracts.

See Notes to Financial Statements	29	June 30, 2012

Portfolio of Investments (Note 11) (Unaudited)

Forward CorePlus Fund

TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays/Receives	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Barclays Capital	Barclays Capital PRISM Index	125 Bps	Total Return	09/30/12	$6,800,000	$1,261
Barclays Capital	Barclays Capital PRISM Index	125 Bps	Total Return	01/28/13	12,000,000	249,159
Barclays Capital	Barclays Capital EM Momentum	115 Bps	Total Return	07/25/12	3,500,000	7,570
Barclays Capital	Barclays Capital EM Momentum	115 Bps	Total Return	09/30/12	9,000,000	19,466
BNP Paribas	BNP S&P 500® Total Return	1-month LIBOR plus 15 Bps	Total Return	07/26/13	80,000,000	2,582,867
Credit Suisse	Credit Suisse S&P 500® Total Return	1-month LIBOR plus 11 Bps	Total Return	07/26/13	30,111,646	972,177
Credit Suisse	Credit Suisse Cross Asset Basket Index	7.8 Bps	Total Return	12/20/12	23,000,000	(317,532)
					$164,411,646	$3,514,968

Investment Abbreviations:

Bps — Basis Points

LIBOR — London Interbank Offered Rate

REMICS — Real Estate Mortgage Investment Conduits

S&P — Standard & Poor’s

Sr. — Senior

Sub. — Subordinated

Unsec. — Unsecured

June 30, 2012	30	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Extended MarketPlus Fund

Principal Amount		Value (Note 2)

AGENCY PASS-THROUGH SECURITIES: 36.69%
Federal Home Loan Mortgage Corp (FHLMC): 16.65%

	FHLMC

$500,000	0.500%, 02/24/15	$499,110

500,000	0.550%, 12/27/13	500,457

500,000	0.570%, 03/05/15	501,710

500,000	0.625%, 03/06/15	501,543

500,000	0.750%, 09/28/15	502,825

1,000,000	0.800%, 12/19/14	1,001,650

500,000	0.850%, 02/24/16	501,052

1,000,000	0.875%, 12/19/14	1,001,777

1,000,000	0.920%, 12/12/14	1,001,719

1,000,000	1.020%, 06/19/15	1,002,371

6,223	1.500%, 12/01/17(a)	6,414

19,659	1.755%, 06/01/20(a)	20,390

32,598	1.975%, 10/01/28(a)	34,216

119,723	2.117%, 08/01/33(a)	123,851

4,449	2.185%, 01/01/26(a)	4,616

88,128	2.213%, 12/01/35(a)	92,682

95,842	2.216%, 12/01/35(a)	101,495

4,691	2.250%, 11/01/22(a)	4,759

4,399	2.260%, 09/01/30(a)	4,684

53,146	2.264%, 09/01/28(a)	56,362

7,552	2.277%, 09/01/27(a)	8,028

117,605	2.308%, 07/01/30(a)	125,246

6,955	2.314%, 12/01/27(a)	7,383

34,372	2.335%, 02/01/34(a)	36,434

75,487	2.343%, 02/01/35(a)	80,098

96,643	2.344%, 02/01/36(a)	102,389

1,061	2.346%, 03/01/24(a)	1,073

10,168	2.350%, 02/01/32(a)	10,791

20,120	2.350%, 02/01/35(a)	20,459

7,417	2.350%, 10/01/32(a)	7,521

7,737	2.353%, 12/01/27(a)	8,216

8,041	2.355%, 10/01/31(a)	8,125

27,515	2.370%, 07/01/31(a)	29,371

14,120	2.375%, 04/01/32(a)	14,367

$13,517	2.381%, 03/01/33(a)	$14,238

49,783	2.386%, 11/01/28(a)	52,938

96,953	2.389%, 01/01/37(a)	102,985

70,202	2.394%, 08/01/35(a)	73,342

13,226	2.411%, 09/01/36(a)	14,068

7,716	2.435%, 01/01/24(a)	7,872

18,654	2.444%, 08/01/32(a)	19,662

15,364	2.459%, 03/01/19(a)	15,724

17,387	2.469%, 11/01/26(a)	18,013

163,019	2.495%, 03/01/32(a)	174,088

70,187	2.500%, 04/01/18(a)	72,737

40,792	2.505%, 05/01/36(a)	43,752

21,798	2.551%, 05/01/33(a)	23,253

13,838	2.662%, 01/01/37(a)	14,603

4,370	2.680%, 10/01/22(a)	4,676

11,869	2.700%, 05/01/35(a)	12,697

37,560	2.750%, 02/01/33(a)	39,946

8,251	2.780%, 02/01/31(a)	8,802

18,259	2.802%, 09/01/30(a)	19,455

50,971	2.869%, 01/01/29(a)	54,336

5,034	3.124%, 06/01/19(a)	5,097

20,620	4.883%, 06/01/37(a)	22,051

14,840	5.600%, 06/01/35(a)	15,342

63,570	5.629%, 11/01/30(a)	66,339

	FHLMC, Gold

60,883	1.854%, 07/01/29(a)	63,235

6,823	2.218%, 07/01/19(a)	6,927

17,350	2.238%, 01/01/31(a)	17,442

35,793	2.250%, 10/01/26(a)	37,740

2,942	2.276%, 12/01/22(a)	3,117

2,514	2.317%, 03/01/17(a)	2,525

24,227	2.370%, 09/01/30(a)	25,550

3,938	2.505%, 01/01/28(a)	4,212

979,539	4.000%, 12/01/41	1,051,215

32,364	4.305%, 10/01/20(a)	34,407

See Notes to Financial Statements	31	June 30, 2012

Portfolio of Investments (Note 11) (Unaudited)

Forward Extended MarketPlus Fund

Principal Amount		Value (Note 2)

Federal Home Loan Mortgage Corp (FHLMC) (continued): 16.65%

$814,434	5.000%, 10/01/40	$884,131

6,529	5.504%, 08/01/24(a)	6,984

		10,956,685

Federal National Mortgage Association (FNMA): 17.17%

	FNMA

1,000,000	0.375%, 03/16/15	997,752

500,000	0.600%, 11/21/13	500,303

500,000	0.750%, 12/18/13	503,487

6,231	1.540%, 06/01/21(a)	6,309

30,533	1.548%, 01/01/31(a)	31,295

57,738	1.553%, 11/01/40(a)	59,149

196,542	1.553%, 06/01/40(a)	201,806

7,559	1.553%, 07/01/40(a)	7,765

14,009	1.773%, 01/01/20(a)	14,515

93,699	1.939%, 05/01/29(a)	94,439

9,722	1.946%, 09/01/33(a)	10,225

20,744	1.973%, 03/01/28(a)	21,867

10,613	1.983%, 12/01/24(a)	10,923

13,279	1.984%, 04/01/18(a)	13,882

25,257	1.990%, 01/01/23(a)	26,346

16,257	2.001%, 11/01/33(a)	17,168

21,534	2.020%, 09/01/27(a)	22,788

227,036	2.035%, 06/01/35(a)	238,149

8,036	2.045%, 11/01/33(a)	8,459

51,689	2.065%, 02/01/25(a)	54,125

409,462	2.106%, 11/01/35(a)	428,891

11,467	2.107%, 08/01/29(a)	12,076

18,845	2.113%, 05/01/32(a)	19,739

37,948	2.123%, 10/01/32(a)	39,765

25,028	2.125%, 08/01/33(a)	26,187

54,481	2.125%, 10/01/34(a)	58,080

20,398	2.135%, 10/01/35(a)	21,471

40,441	2.149%, 01/01/35(a)	42,356

88,261	2.165%, 04/01/32(a)	89,182

12,544	2.169%, 04/01/18(a)	12,583

$9,406	2.200%, 11/01/17(a)	$9,975

27,272	2.235%, 01/01/35(a)	28,998

179,745	2.239%, 02/01/33(a)	189,874

6,867	2.251%, 05/01/32(a)	7,105

76,871	2.254%, 05/01/36(a)	80,658

60,722	2.255%, 11/01/35(a)	64,484

53,168	2.264%, 07/01/33(a)	56,498

27,305	2.268%, 11/01/33(a)	29,061

92,850	2.268%, 02/01/33(a)	94,989

27,640	2.272%, 04/01/36(a)	29,477

33,333	2.277%, 01/01/33(a)	35,295

76,920	2.278%, 06/01/35(a)	81,894

88,152	2.298%, 05/01/33(a)	92,627

29,403	2.299%, 03/01/36(a)	31,214

45,231	2.300%, 05/01/35(a)	48,140

16,898	2.300%, 04/01/36(a)	17,902

105,029	2.300%, 11/01/34(a)	111,573

79,418	2.303%, 07/01/35(a)	84,273

16,032	2.316%, 06/01/32(a)	17,030

55,371	2.320%, 11/01/35(a)	58,917

145,759	2.343%, 02/01/37(a)	154,914

5,544	2.346%, 05/01/33(a)	5,888

53,821	2.353%, 03/01/38(a)	57,041

60,625	2.368%, 12/01/32(a)	61,795

13,686	2.374%, 07/01/34(a)	14,708

133,399	2.386%, 12/01/34(a)	141,050

67,149	2.389%, 04/01/36(a)	71,459

32,769	2.392%, 09/01/39(a)	34,874

5,324	2.404%, 07/01/29(a)	5,358

56,966	2.423%, 11/01/34(a)	60,610

18,424	2.459%, 09/01/33(a)	19,704

79,819	2.460%, 07/01/28(a)	84,322

17,586	2.474%, 12/01/32(a)	18,690

63,108	2.482%, 02/01/35(a)	66,976

50,533	2.485%, 07/01/33(a)	50,616

June 30, 2012	32	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Extended MarketPlus Fund

Principal Amount		Value (Note 2)

Federal National Mortgage Association (FNMA) (continued): 17.17%

$50,670	2.485%, 01/01/33(a)	$53,800

15,031	2.486%, 07/01/28(a)	16,077

79,270	2.488%, 02/01/35(a)	84,468

45,416	2.500%, 10/01/17(a)	46,039

4,000	2.500%, 09/01/17(a)	4,046

14,447	2.504%, 12/01/32(a)	14,692

89,813	2.508%, 04/01/34(a)	91,980

113,349	2.520%, 11/01/34(a)	120,791

57,835	2.581%, 01/01/28(a)	62,016

118,693	2.585%, 07/01/34(a)	125,555

9,491	2.612%, 01/01/25(a)	9,668

21,048	2.624%, 04/01/33(a)	22,453

9,345	2.633%, 04/01/33(a)	9,969

44,519	2.649%, 04/01/40(a)	47,353

38,490	2.696%, 12/01/30(a)	41,242

37,573	2.718%, 04/01/33(a)	40,068

46,547	2.744%, 03/01/35(a)	49,737

1,000,000	2.750%, 03/13/14	1,041,003

55,443	2.750%, 04/01/32(a)	55,753

22,123	2.750%, 03/01/35(a)	23,709

46,828	2.778%, 12/01/35(a)	48,333

105,604	3.010%, 10/01/36(a)	107,421

6,377	3.406%, 04/01/33(a)	6,783

4,542	3.939%, 10/01/27(a)	4,571

944,490	4.000%, 12/01/41	1,016,474

894,165	4.500%, 02/01/41	964,445

2,030	4.800%, 02/01/18(a)	2,049

80,796	5.230%, 06/01/17(a)	84,705

1,380,527	5.500%, 01/01/15	1,497,160

		11,301,431

Government National Mortgage Association (GNMA): 2.87%

	GNMA

968,609	4.000%, 09/15/41	1,060,084

$747,564	5.000%, 10/15/39	$829,530

		1,889,614

	Total Agency Pass-Through Securities (Cost $23,891,640)	24,147,730

ASSET-BACKED SECURITIES: 0.76%

500,000	Mercedes-Benz Auto Lease Trust, Series 2012-A, Class A2 0.660%, 07/15/13	500,194

	Total Asset-Backed Securities (Cost $499,968)	500,194

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.67%
Collateralized Mortgage Obligations-Other: 2.13%

46,657	Bank of America Commercial Mortgage, Inc., Series 2005- 2, Class A4 4.783%, 07/10/43	46,646

1,350,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5 4.654%, 01/12/37	1,356,163

		1,402,809

Federal Home Loan Mortgage Corp (FHLMC): 0.54%

	FHLMC, REMICS

347,938	4.000%, 08/15/22	356,981

	Total Collateralized Mortgage Obligations (Cost $1,796,851)	1,759,790

CORPORATE BONDS: 20.95%
Basic Materials: 2.11%

500,000	Dow Chemical Co., Sr. Unsec. Notes 5.900%, 02/15/15	557,975

800,000	WMC Finance USA, Ltd., Sr. Unsec. Notes 5.125%, 05/15/13	832,266

		1,390,241

Communications: 2.85%

425,000	Cellco Partnership / Verizon Wireless Capital Llc, Sr. Unsec. Notes 5.550%, 02/01/14	455,184

1,000,000	McGraw-Hill Cos., Inc., Sr. Unsec. Notes 5.375%, 11/15/12	1,016,483

See Notes to Financial Statements	33	June 30, 2012

Portfolio of Investments (Note 11) (Unaudited)

Forward Extended MarketPlus Fund

Principal Amount		Value (Note 2)

Communications (continued): 2.85%

$400,000	NBCUniversal Media Llc, Sr. Unsec. Notes 2.100%, 04/01/14	$407,313

		1,878,980

Consumer Non-Cyclical: 4.55%

500,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsec. Notes 1.500%, 07/14/14	507,158

1,250,000	Coca-Cola Co., Sr. Unsec. Notes 0.750%, 03/13/15	1,253,525

400,000	Colgate-Palmolive Co., Sr. Unsec. Medium-Term Notes 2.625%, 05/01/17	426,509

500,000	Cornell University, Sr. Unsec. Notes 4.350%, 02/01/14	529,793

250,000	WellPoint, Inc., Unsec. Notes 5.250%, 01/15/16	279,479

		2,996,464

Financials: 5.02%

1,000,000	Bank of America Corp., Sr. Unsec. Notes 0.345%, 10/15/12(a)(b)	965,784

2,000,000	0.743%, 11/21/12(a)(b)	1,907,779

400,000	Caterpillar Financial Services Corp., Sr. Unsec. Medium- Term Notes 6.200%, 09/30/13	427,716

		3,301,279

Industrials: 0.78%

500,000	Union Pacific Corp., Sr. Unsec. Notes 5.450%, 01/31/13	513,710

Technology: 5.16%

2,000,000	CA, Inc., Sr. Unsec. Notes 6.125%, 12/01/14	2,193,468

500,000	Hewlett-Packard Co., Sr. Unsec. Notes 2.950%, 08/15/12	500,955

695,000	International Business Machines Corp., Sr. Unsec. Notes 0.875%, 10/31/14	698,818

		3,393,241

Utilities: 0.48%

$300,000	Niagara Mohawk Power Corp., Sr. Unsec. Notes 3.553%, 10/01/14	$316,323

	Total Corporate Bonds (Cost $13,850,182)	13,790,238

MUNICIPAL BONDS: 3.58%

520,000	Cook County Community High School District, No. 219 Niles Township, Series C, General Obligation Limited Taxable Bonds 2.700%, 12/01/14	541,970

300,000	Georgia Municipal Gas Authority, Taxable, Revenue Bonds, Gas Portfolio III 1.770%, 10/01/13	301,947

500,000	Kansas State Development Finance Authority, Taxable Refunding Revenue Bonds, (University of Kansas Center for Research), Series E-2 2.000%, 02/01/13	504,770

500,000	Ohio State Water Development Authority Water Pollution Control, Taxable Refunding Revenue Bonds, (Water Quality), Series A 0.814%, 06/01/15	503,800

500,000	Port of Seattle Washington, Taxable Refunding Revenue Bonds, (Intermediate Lien), Series C 1.762%, 11/01/16	506,930

	Total Municipal Bonds (Cost $2,329,378)	2,359,417

STRUCTURED NOTES: 5.03%

500,000	Barclays Bank Plc, Bank Guaranteed Note Linked to the Barclays ComBATS 12 Total Return Index 0.000%, 06/25/13(b)	486,750

3,000,000	0.000%, 09/17/12(b)	2,825,369

	Total Structured Notes (Cost $3,500,000)	3,312,119

June 30, 2012	34	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Extended MarketPlus Fund

Principal Amount		Value (Note 2)

U.S. TREASURY BONDS & NOTES: 19.16%

	U.S. Treasury Notes

$3,000,000	2.250%, 01/31/15	$3,144,141

3,000,000	2.375%, 02/28/15	3,157,968

3,000,000	2.375%, 09/30/14	3,137,580

3,000,000	2.625%, 12/31/14	3,168,984

	Total U.S. Treasury Bonds & Notes (Cost $12,610,712)	12,608,673
Par Value		Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 21.34%

$14,043,629	Royal Bank of Canada-Toronto 0.030%, due 07/02/12	$14,043,629

	Total Short-Term Bank Debt Instruments (Cost $14,043,629)	14,043,629

	Total Investments: 110.18% (Cost $72,522,360)	72,521,790

	Net Other Assets and Liabilities: (10.18)%	(6,701,485	)(c)

	Net Assets: 100.00%	$65,820,305

Percentages are stated as a percent of net assets.

(a) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2012.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $5,698,934, representing 8.66% of net assets.

(c) Includes cash which is being held as collateral for swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays/Receives	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Barclays Capital	Barclays Capital PRISM Index	125 Bps	Total Return	09/30/12	$9,000,000	$1,668
Barclays Capital	Barclays Capital PRISM Index	125 Bps	Total Return	01/28/13	17,000,000	352,975
Bank of America Merrill Lynch	Bank of America Merrill Lynch Russell 2500 Total Return Index	1-month LIBOR plus 5 Bps	Total Return	07/26/13	55,000,396	2,348,094
Credit Suisse	Credit Suisse Cross Asset Basket Index	7.8 Bps	Total Return	12/20/12	14,500,000	(200,183)
Goldman Sachs	Goldman Sachs Russell 2500 Total Return	1-month LIBOR less 5 Bps	Total Return	07/26/13	20,063,527	857,493
					$115,563,923	$3,360,047

Investment Abbreviations:

Bps — Basis Points

LIBOR — London Interbank Offered Rate

REMICS — Real Estate Mortgage Investment Conduits

Sr. — Senior

Unsec. — Unsecured

See Notes to Financial Statements	35	June 30, 2012

Portfolio of Investments (Note 11) (Unaudited)

Forward Frontier Strategy Fund

Shares		Value (Note 2)

COMMON STOCKS: 4.29%
Commercial Banks: 1.12%

10,444	Banco Macro SA, ADR(a)	$135,354

33,034	Banque Audi sal- Audi Saradar Group, GDR	199,856

10,781	BBVA Banco Frances SA, ADR(a)	35,901

20,210	BLOM Bank SAL, GDR	155,213

20,616	Grupo Financiero Galicia SA, ADR	95,864

27,825	Halyk Savings Bank of Kazakhstan JSC, GDR(a)	138,318

9,554	Kazkommertsbank, GDR(a)	25,796

		786,302

Diversified Telecommunication Services: 0.48%

29,078	Telecom Argentina SA, ADR	343,411

Oil & Gas: 0.46%

26,706	YPF SA, Sponsored ADR	329,819

Oil, Gas & Consumable Fuels: 1.67%

64,678	KazMunaiGas Exploration Production, GDR	1,093,058

12,036	Petrobras Energia SA, ADR(a)	91,474

		1,184,532

Real Estate: 0.56%

29,902	SOLIDERE, GDR	395,902

	Total Common Stocks (Cost $4,390,848)	3,039,966

EXCHANGE-TRADED FUNDS: 1.01%
39,113	Market Vectors Vietnam ETF	718,506

	Total Exchange-Traded Funds (Cost $964,444)	718,506

Principal Amount

AGENCY PASS-THROUGH SECURITIES: 25.41%
Federal Home Loan Bank (FHLB): 2.16%

	FHLB

$1,400,000	5.250%, 06/18/14	1,534,497

Federal Home Loan Mortgage Corp (FHLMC): 10.55%

	FHLMC

300,000	0.550%, 12/27/13	300,274

500,000	0.570%, 03/05/15	501,710

250,000	0.625%, 03/06/15	250,771

$500,000	0.750%, 09/28/15	$502,825

250,000	0.850%, 02/24/16	250,526

576,912	0.860%, 03/01/30(b)	591,780

500,000	0.875%, 12/19/14	500,889

636,991	0.878%, 02/01/30(b)	652,340

500,000	0.920%, 12/12/14	500,860

419,433	0.977%, 04/01/30(b)	429,829

500,000	1.375%, 02/25/14	508,624

500,000	1.625%, 04/15/13	505,454

88,591	2.132%, 08/01/19(b)	93,262

29,218	2.214%, 01/01/36(b)	30,888

75,278	2.231%, 06/01/30(b)	79,607

43,876	2.264%, 09/01/28(b)	46,531

25,764	2.349%, 11/01/32(b)	27,067

18,479	2.358%, 05/01/31(b)	19,678

22,716	2.370%, 07/01/31(b)	24,248

48,924	2.375%, 02/01/34(b)	51,934

251,533	2.421%, 05/01/35(b)	267,655

51,473	2.455%, 04/01/32(b)	51,702

39,013	2.471%, 12/01/30(b)	40,525

45,492	2.538%, 08/01/35(b)	48,338

58,889	2.580%, 12/01/36(b)	62,768

44,912	2.603%, 06/01/36(b)	47,847

5,287	2.611%, 07/01/29(b)	5,578

13,072	2.625%, 08/01/31(b)	13,112

44,339	2.654%, 08/01/36(b)	44,739

16,941	2.658%, 08/01/31(b)	17,107

16,168	2.695%, 03/01/36(b)	17,255

4,082	2.729%, 03/01/18(b)	4,150

61,544	2.735%, 01/01/37(b)	65,499

72,895	2.806%, 08/01/17(b)	73,202

23,232	2.875%, 04/01/33(b)	24,811

94,668	2.882%, 05/01/33(b)	101,432

301,426	2.940%, 06/01/36(b)	307,312

9,040	3.000%, 12/01/18(b)	9,074

June 30, 2012	36	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Frontier Strategy Fund

Principal Amount		Value (Note 2)

Federal Home Loan Mortgage Corp (FHLMC) (continued): 10.55%

$32,283	3.295%, 08/01/37(b)	$34,493

141,636	3.965%, 03/01/37(b)	145,427

25,324	5.704%, 06/01/37(b)	26,432

194,335	5.933%, 11/01/19(b)	205,285

		7,482,840

Federal National Mortgage Association (FNMA): 9.90%

	FNMA

1,400,000	0.375%, 03/16/15	1,396,852

500,000	0.600%, 11/21/13	500,303

319,799	1.353%, 09/01/44(b)	323,454

99,286	1.353%, 10/01/44(b)	100,253

117,306	1.553%, 06/01/40(b)	120,448

14,281	1.773%, 01/01/20(b)	14,797

52,374	1.832%, 07/01/21(b)	53,057

34,533	2.020%, 11/01/18(b)	36,240

44,799	2.061%, 03/01/18(b)	45,336

127,506	2.088%, 08/01/33(b)	133,617

955,116	2.088%, 03/01/36(b)	1,001,079

109,711	2.100%, 08/01/34(b)	114,908

160,017	2.114%, 11/01/35(b)	167,377

179,231	2.164%, 06/01/34(b)	187,377

942,906	2.168%, 01/01/34(b)	985,675

41,195	2.210%, 05/01/25(b)	41,426

17,361	2.215%, 08/01/30(b)	18,387

29,582	2.315%, 10/01/34(b)	31,442

62,205	2.316%, 06/01/32(b)	66,078

68,023	2.333%, 01/01/35(b)	72,626

22,543	2.380%, 11/01/29(b)	23,949

94,617	2.403%, 10/01/33(b)	100,537

13,879	2.413%, 05/01/18(b)	13,947

5,644	2.418%, 02/01/37(b)	6,003

43,389	2.453%, 05/01/36(b)	46,215

15,211	2.459%, 09/01/33(b)	16,267

446,591	2.480%, 05/01/34(b)	475,180

$76,963	2.508%, 06/01/29(b)	$78,767

77,283	2.520%, 11/01/33(b)	78,615

31,404	2.618%, 06/01/34(b)	33,507

18,687	2.625%, 08/01/23(b)	19,821

123,323	2.652%, 10/01/34(b)	132,050

34,390	2.780%, 03/01/36(b)	35,382

96,933	2.815%, 06/01/34(b)	98,626

40,288	2.935%, 03/01/19(b)	40,398

78,330	2.990%, 08/01/24(b)	81,698

41,157	3.245%, 08/01/18(b)	43,244

31,128	3.297%, 05/01/19(b)	31,728

4,328	3.640%, 03/01/15(b)	4,359

59,933	4.111%, 11/01/21(b)	60,369

177,593	4.850%, 07/01/35(b)	189,034

		7,020,428

Government National Mortgage Association (GNMA): 2.80%

	GNMA

233,014	1.625%, 10/20/33(b)	241,641

98,040	1.625%, 09/20/21(b)	101,491

78,587	1.625%, 08/20/25(b)	81,353

439,223	1.750%, 04/20/34(b)	456,911

363,005	1.750%, 05/20/34(b)	377,624

153,357	2.000%, 05/20/36(b)	158,868

149,916	2.125%, 01/20/37(b)	155,948

221,704	2.375%, 05/20/31(b)	230,476

60,900	3.000%, 11/20/36(b)	63,738

117,466	4.253%, 10/16/30	118,087

		1,986,137

	Total Agency Pass-Through Securities (Cost $17,874,669)	18,023,902

COLLATERALIZED MORTGAGE OBLIGATIONS: 4.87%
Collateralized Mortgage Obligations-Other: 4.53%

3,200,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5 4.654%, 01/12/37	3,214,608

See Notes to Financial Statements	37	June 30, 2012

Portfolio of Investments (Note 11) (Unaudited)

Forward Frontier Strategy Fund

Principal Amount		Value (Note 2)

Federal Home Loan Mortgage Corp (FHLMC): 0.34%

$228,263	FHLMC, REMICS 4.000%, 03/15/26	$241,880

	Total Collateralized Mortgage Obligations (Cost $3,534,485)	3,456,488

CORPORATE BONDS: 11.48%
Communications: 0.59%

400,000	Verizon New York, Inc., Sr. Unsec. Notes 7.000%, 05/01/13	419,888

Consumer Non-Cyclical: 0.43%

300,000	Quest Diagnostics, Inc., Gtd. Notes 1.318%, 03/24/14(b)	302,617

Financials: 8.32%

690,000	Fifth Third Bank, Sr. Unsec. Notes 0.576%, 05/17/13(b)	687,657

1,500,000	ING Bank NV, Sr. Notes 1.786%, 10/18/13(b)(c)	1,492,658

1,450,000	Merrill Lynch & Co. Inc., Sr. Unsec. Medium-Term Notes 0.927%, 01/15/15(b)	1,368,771

650,000	MetLife Institutional Funding II, Sec. Notes 1.368%, 04/04/14(b)(c)	653,491

1,700,000	National Australia Bank, Ltd., Sr. Unsec. Notes 1.189%, 04/11/14(b)	1,701,729

		5,904,306

Industrials: 0.29%

200,000	Union Pacific Corp., Sr. Unsec. Notes 5.450%, 01/31/13	205,484

Technology: 1.85%

1,300,000	Dell, Inc., Sr. Unsec. Notes 1.068%, 04/01/14(b)	1,309,224

	Total Corporate Bonds (Cost $8,183,539)	8,141,519

MUNICIPAL BONDS: 2.24%
300,000	Georgia Municipal Gas Authority, Taxable, Revenue Bonds, Gas Portfolio III 1.770%, 10/01/13	301,947

$250,000	Kansas State Development Finance Authority, Taxable Refunding Revenue Bonds (University of Kansas Center for Research), Series E-2 2.000%, 02/01/13	$252,385

500,000	Nebraska State Public Power District, Taxable General Obligation Revenue Bonds, Series B 4.850%, 01/01/14	530,680

500,000	New Jersey State Economic Development Authority, Taxable Revenue Bonds (Build America Bonds) 1.468%, 06/15/13(b)	500,525

	Total Municipal Bonds (Cost $1,583,160)	1,585,537

U.S. TREASURY BONDS & NOTES: 14.40%
	U.S. Treasury Notes

2,500,000	2.125%, 11/30/14	2,605,860

4,750,000	2.375%, 09/30/14	4,967,835

2,500,000	2.625%, 12/31/14	2,640,820

	Total U.S. Treasury Bonds & Notes (Cost $10,005,217)	10,214,515

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 32.72%
$23,208,542	JPMorgan Chase-New York 0.030%, due 07/02/12	23,208,542

	Total Short-Term Bank Debt Instruments (Cost $23,208,542)	23,208,542

	Total Investments: 96.42% (Cost $69,744,904)	68,388,975

	Net Other Assets and Liabilities: 3.58%	2,541,121	(d)

	Net Assets: 100.00%	$70,930,096

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2012.

June 30, 2012	38	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Frontier Strategy Fund

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $2,146,148, representing 3.03% of net assets.

(d) Includes cash which is being held as collateral for swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Barclays Capital	MSCI Croatia Index	1-month LIBOR plus 70 Bps	Total Return	04/30/13	$1,023,128	$28,565
Barclays Capital	MSCI GCC Countries ex-Saudi Arabia Index	1-month LIBOR plus 50 Bps	Total Return	06/30/12	20,987,021	57,483
Barclays Capital	MSCI Slovenia Index	1-month LIBOR plus 70 Bps	Total Return	04/30/13	866,149	14,026
Goldman Sachs	MSCI FM Daily Net Total Return Index	1-month LIBOR plus 120 Bps	Total Return	04/30/13	18,831,418	138,972
Goldman Sachs	MSCI FM Daily Net Total Return Index	1-month LIBOR plus 120 Bps	Total Return	04/30/13	20,198,031	(1,227,642)
Morgan Stanley	Nigeria/Kenya Basket of Securities	FEDEF — 1D plus 225 Bps	Total Return	10/29/13	2,917,016	13,818
Morgan Stanley	Pakistan Equity Basket of Securities	FEDEF — 1D plus 225 Bps	Total Return	10/31/13	1,677,587	31,616
Morgan Stanley	Sri-Lanka Basket of Securities	FEDEF — 1D plus 225 Bps	Total Return	01/02/14	537,687	(17,337)
					$67,038,037	$(960,499)

Investment Abbreviations:

ADR — American Depositary Receipt

Bps — Basis Points

ETF — Exchange Traded Fund

FEDEF-1D — Federal Funds Effective Rate (Daily)

GCC — Gulf Cooperation Council

GDR — Global Depositary Receipt

Gtd. — Guaranteed

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

REMICS — Real Estate Mortgage Investment Conduits

Sec. — Secured

Sr. — Senior

Unsec. — Unsecured

See Notes to Financial Statements	39	June 30, 2012

Portfolio of Investments (Note 11) (Unaudited)

Forward High Yield Bond Fund

Principal Amount		Value (Note 2)

CORPORATE BONDS: 95.05%
Basic Materials: 3.81%

$1,000,000	FMG Resources August 2006, Ltd., Sr. Notes 6.375%, 02/01/16(a)	$1,017,500

1,000,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance Ulc, Sec. Notes 9.000%, 11/15/20	867,500

1,000,000	Longview Fibre Paper & Packaging, Inc., Sr. Sec. Notes 8.000%, 06/01/16(a)	1,005,000

1,000,000	Vertellus Specialties, Inc., Sr. Sec. Notes 9.375%, 10/01/15(a)	827,500

		3,717,500

Communications: 11.68%

1,000,000	Bresnan Broadband Holdings Llc, Sr. Unsec. Notes 8.000%, 12/15/18(a)	1,050,000

1,000,000	CCO Holdings Llc/CCO Holdings Capital Corp., Sr. Unsec. Notes 7.000%, 01/15/19	1,085,000

1,000,000	Cogent Communications Group, Inc., Sr. Sec. Notes 8.375%, 02/15/18(a)	1,070,000

1,000,000	Digicel Group, Ltd., Sr. Unsec. PIK Notes 9.125%, 01/15/15(a)	1,015,000

1,000,000	Frontier Communications Corp., Sr. Unsec. Notes 9.000%, 08/15/31	960,000

1,000,000	Gray Television, Inc., Sr. Sec. Notes 10.500%, 06/29/15	1,045,000

1,000,000	GXS Worldwide, Inc., Sr. Sec. Notes 9.750%, 06/15/15	1,002,500

1,000,000	Intelsat Luxembourg SA, Sr. Unsec. PIK Notes 11.500%, 02/04/17	1,036,250

1,000,000	Level 3 Financing, Inc., Sr. Unsec. Notes 8.125%, 07/01/19	1,031,250

1,000,000	Sable International Finance, Ltd., First Lien Notes 8.750%, 02/01/20(a)	1,075,000

1,000,000	Windstream Corp., Sr. Unsec. Notes 7.500%, 06/01/22	1,035,000

		11,405,000

Consumer Cyclical: 19.22%

$1,000,000	Air Canada, Sr. Unsec. Notes 12.000%, 02/01/16(a)	$887,500

1,000,000	American Casino Entertainment, Sr. Sec. Notes 11.000%, 06/15/14	1,055,000

1,000,000	Ameristar Casinos, Inc., Sr. Unsec. Notes 7.500%, 04/15/21	1,075,000

1,000,000	Asbury Automotive Group, Inc., Sr. Sub. Notes 7.625%, 03/15/17	1,037,500

1,000,000	Delta Air Lines, Inc., Sec. Notes 11.750%, 03/15/15(a)(b)	1,092,500

1,000,000	Fiesta Restaurant Group, Sec. Notes 8.875%, 08/15/16(a)	1,055,000

1,000,000	Ford Motor Co., Sr. Unsec. Notes 6.500%, 08/01/18	1,135,000

1,000,000	KB Home Sr. Unsec. Notes 8.000%, 03/15/20	1,022,500

1,000,000	Landry’s, Inc., Sr. Unsec. Notes 9.375%, 05/01/20(a)	1,021,250

1,000,000	Lennar Corp., Sr. Unsec. Notes 6.950%, 06/01/18	1,072,500

1,000,000	MGM Mirage, Sr. Unsec. Notes 7.500%, 06/01/16	1,040,000

1,000,000	OSI Restaurant Partners Llc, Sr. Unsec. Notes 10.000%, 06/15/15	1,031,260

1,000,000	Pantry, Inc., Gtd. Notes 7.750%, 02/15/14	1,005,000

1,000,000	Peninsula Gaming Llc, Gtd. Notes 10.750%, 08/15/17	1,145,000

1,000,000	Quiksilver, Inc., Sr. Unsec. Notes 6.875%, 04/15/15	970,000

1,000,000	Rite Aid Corp., Gtd. Notes 9.500%, 06/15/17	1,027,500

1,000,000	Shea Homes LP/Shea Homes Funding Corp., First Lien Notes 8.625%, 05/15/19	1,080,000

1,000,000	Wynn Las Vegas Llc/Wynn Las Vegas Capital Corp., Sec. Notes 5.375%, 03/15/22(a)	1,007,500

		18,760,010

June 30, 2012	40	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward High Yield Bond Fund

Principal Amount		Value (Note 2)

Consumer Non-Cyclical: 21.76%

$1,000,385	American Renal Associates Holdings, Inc., Sr. Unsec. PIK Notes 9.750%, 03/01/16	$1,067,911

1,000,000	American Stores Co., Sr. Unsec. Notes 7.900%, 05/01/17	976,250

1,000,000	Aramark Holdings Corp., Sr. PIK Notes 8.625%, 05/01/16(a)	1,026,260

1,000,000	Beverages & More, Inc., Sr. Sec. Notes 9.625%, 10/01/14(a)	1,045,000

1,000,000	Bumble Bee Holdco SCA, Sr. PIK Notes 9.625%, 03/15/18(a)	920,000

1,000,000	C&S Group Enterprises Llc, Notes 8.375%, 05/01/17(a)	1,052,500

1,000,000	Capella Healthcare, Inc., Sr. Unsec. Notes 9.250%, 07/01/17	1,040,000

1,000,000	Cardtronics, Inc., Gtd. Notes 8.250%, 09/01/18	1,105,000

1,000,000	Cenveo Corp., Notes 8.875%, 02/01/18	900,000

1,000,000	DaVita, Inc., Sr. Unsec. Notes 6.625%, 11/01/20	1,047,500

1,000,000	Fresenius Medical Care US Finance II, Inc., Sr. Unsec. Notes 5.625%, 07/31/19(a)	1,045,000

1,000,000	Harmony Foods Corp., Sr. Sec. Notes 10.000%, 05/01/16(a)	1,042,500

1,000,000	Healthsouth Corp., Gtd. Notes 7.750%, 09/15/22	1,077,500

1,000,000	Prospect Medical Holdings, Inc., Sec. Notes 8.375%, 05/01/19(a)	987,500

1,000,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer Llc/Reynolds Group Issuer Lu First Lien Notes 7.125%, 04/15/19(a)	1,052,500

1,000,000	RR Donnelley & Sons Co., Sr. Unsec. Notes 6.125%, 01/15/17	950,000

1,000,000	Stonemor Operating Llc/Cornerstone Family Services of WV/Osiris Holding, Gtd. Notes 10.250%, 12/01/17	982,500

$1,000,000	Sunstate Equipment Co. Llc/Sunstate Equipment Co., Inc., Sec. PIK Notes 12.000%, 06/15/16(a)	$1,030,000

1,000,000	Tenet Healthcare Corp., Sr. Unsec. Notes 6.875%, 11/15/31	852,500

1,000,000	Universal Hospital Services, Inc., Sr. Sec. PIK Notes 8.500%, 06/01/15	1,024,375

1,000,000	YCC Holdings Llc/Yankee Finance, Inc., Sr. Unsec. PIK Notes 10.250%, 02/15/16	1,022,500

		21,247,296

Energy: 15.73%

1,000,000	Chaparral Energy, Inc., Sr. Unsec Notes 7.625%, 11/15/22(a)	1,025,000

1,000,000	Chesapeake Oilfield Operating Llc/Chesapeake Oilfield Finance, Inc., Sr. Unsec. Notes 6.625%, 11/15/19(a)	905,000

1,000,000	Continental Resources, Inc., Gtd. Notes 8.250%, 10/01/19	1,122,500

1,000,000	Everest Acquisition Llc/Everest Acquisition Finance, Inc., Sr. Unsec Notes 9.375%, 05/01/20(a)	1,037,500

1,000,000	Kinder Morgan Finance Co. Llc, Sr. Sec. Notes 6.000%, 01/15/18(a)	1,045,000

1,000,000	Linn Energy Llc/Linn Energy Finance Corp., Sr. Unsec. Notes 6.250%, 11/01/19(a)	981,250

1,000,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes 6.500%, 08/15/21	1,047,500

1,000,000	Murray Energy Corp., Gtd. Notes 10.250%, 10/15/15(a)	882,500

1,250,000	NFR Energy Llc/NFR Energy Finance Corp., Gtd. Notes 9.750%, 02/15/17(a)	1,043,750

1,000,000	Parker Drilling Co., Gtd. Notes 9.125%, 04/01/18	1,062,500

1,000,000	PetroBakken Energy, Ltd., Sr. Unsec. Notes 8.625%, 02/01/20(a)	997,500

See Notes to Financial Statements	41	June 30, 2012

Portfolio of Investments (Note 11) (Unaudited)

Forward High Yield Bond Fund

Principal Amount		Value (Note 2)

Energy (continued): 15.73%

$1,000,000	SESI Llc, Sr. Unsec. Notes 7.125%, 12/15/21(a)	$1,092,500

1,000,000	Vanguard Natural Resources Llc/VNR Finance Corp., Sr. Unsec. Notes 7.875%, 04/01/20	1,001,250

1,000,000	W&T Offshore, Inc., Sr. Unsec. Notes 8.500%, 06/15/19	1,037,500

1,000,000	Whiting Petroleum Corp., Sr. Sub. Notes 6.500%, 10/01/18	1,070,000

		15,351,250

Financials: 10.28%

1,025,000	AerCap Aviation Solutions BV, Sr. Unsec. Notes 6.375%, 05/30/17(a)	1,035,250

1,000,000	Aircastle, Ltd., Sr. Unsec. Notes 6.750%, 04/15/17	1,015,000

1,000,000	Ally Financial, Inc., Sr. Unsec. Notes 0.000%, 06/15/15	847,500

1,000,000	CIT Group, Inc., Sr. Unsec. Notes 5.000%, 05/15/17	1,030,625

1,000,000	Felcor Lodging LP, Sec. Notes 6.750%, 06/01/19	1,028,750

1,000,000	Ford Motor Credit Co. Llc, Sr. Unsec. Notes 4.250%, 02/03/17	1,049,754

1,000,000	International Lease Finance Corp., Sr. Unsec. Notes 5.875%, 04/01/19	1,002,899

1,000,000	Kennedy-Wilson, Inc., Sr. Unsec. Notes 8.750%, 04/01/19	1,035,000

1,000,000	Provident Funding Associates LP/PFG Finance Corp., Sr. Notes 10.125%, 02/15/19(a)	935,000

1,000,000	Rouse Co., Sr. Unsec. Notes 6.750%, 11/09/15	1,050,000

		10,029,778

Industrials: 9.38%

1,000,000	AEP Industries, Inc., Sr. Unsec. Notes 8.250%, 04/15/19	1,045,000

1,000,000	Berry Plastics Corp., Sr. Sub. Notes 10.250%, 03/01/16	1,035,000

$1,000,000	Cemex Finance Llc, Sec. Notes 9.500%, 12/14/16(a)	$980,000

1,000,000	Griffon Corp., Gtd. Notes 7.125%, 04/01/18	1,020,000

1,000,000	Liberty Tire Recycling, Gtd. Notes 11.000%, 10/01/16(a)	925,000

1,094,000	Martin Midstream Partners LP/Martin Midstream Finance Corp., Gtd. Notes 8.875%, 04/01/18	1,110,410

1,000,000	Maxim Crane Works LP, Sr. Sec. Notes 12.250%, 04/15/15(a)	990,000

1,000,000	Mcron Finance Sub Llc/Mcron Finance Corp., Sec. Notes 8.375%, 05/15/19(a)	995,000

1,000,000	Packaging Dynamics Corp., 1st Lien Notes 8.750%, 02/01/16(a)	1,055,000

		9,155,410

Technology: 2.15%

1,000,000	iGate Corp., Sr. Unsec. Notes 9.000%, 05/01/16	1,075,000

1,000,000	Stream Global Services, Inc., Sr. Sec. Notes 11.250%, 10/01/14	1,025,000

		2,100,000

Utilities: 1.04%

1,000,000	NRG Energy, Inc., Sr. Unsec. Notes 7.875%, 05/15/21	1,015,000

	Total Corporate Bonds (Cost $91,050,857)	92,781,244

MUNICIPAL BONDS: 1.08%
	Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp., Revenue Bonds, Taxable Series 2001-B-1
1,000,000	7.000%, 01/01/16(c)	1,050,900

	Total Municipal Bonds (Cost $1,043,804)	1,050,900

June 30, 2012	42	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward High Yield Bond Fund

Par Value		Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 1.75%

$1,708,449	JPMorgan Chase-New York 0.030%, due 07/02/12	$1,708,449

	Total Short-Term Bank Debt Instruments (Cost $1,708,449)	1,708,449

	Total Investments: 97.88% (Cost $93,803,110)	95,540,593

	Net Other Assets and Liabilities: 2.12%	2,064,483

	Net Assets: 100.00%	$97,605,076

Percentages are stated as a percent of net assets.

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $37,250,260, representing 38.16% of net assets.

(b) Represents a step bond. Rate disclosed is as of June 30, 2012.

(c) Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees is as follows:

Date of Purchase	Security	Cost	Market Value	% of Net Assets
03/01/12	Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp., Revenue Bonds, Taxable Series 2001-B-1 7.000%, 01/01/16	$1,043,804	$1,050,900	1.08%

Investment Abbreviations:

Gtd. — Guaranteed

PIK — Payment in-kind

Sec. — Secured

Sr. — Senior

Sub. —Subordinated

Unsec. — Unsecured

See Notes to Financial Statements	43	June 30, 2012

Portfolio of Investments (Note 11) (Unaudited)

Forward Investment Grade Fixed-Income Fund

Principal Amount		Value (Note 2)

AGENCY PASS-THROUGH SECURITIES: 7.27%
Federal National Mortgage Association (FNMA): 7.27%

	FNMA

$239,893	2.198%, 05/01/34(a)	$242,874

1,176,364	3.500%, 02/01/27	1,244,652

1,825,438	3.500%, 01/01/27	1,931,404

557,894	3.500%, 01/01/26	590,280

501,791	3.500%, 09/01/41	528,200

72,912	4.000%, 08/01/13	76,567

337,581	4.000%, 04/01/26	359,546

256,718	4.000%, 05/01/26	273,422

907,563	4.000%, 07/01/26	966,613

272,771	6.000%, 03/01/33	298,047

	Total Agency Pass-Through Securities (Cost $6,412,288)	6,511,605

ASSET-BACKED SECURITIES: 1.17%
66,763,111	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class X1 0.224%, 11/11/41(a)(b)(c)(d)	984,889

44,923	Chec Loan Trust 3.745%, 07/25/34(a)(c)	5,073

250,000	Falcon Franchise Loan Llc, Series 2003-1, Class C 4.100%, 01/05/25(c)(e)	9,996

183,971	Home Equity Mortgage Trust, Series 2006-2, Class 1A1 5.367%, 07/25/36	50,523

	Total Asset-Backed Securities (Cost $1,326,903)	1,050,481

COLLATERALIZED MORTGAGE OBLIGATIONS: 4.92%
1,000,000	Banc of America Large Loan, Inc., Series 2005-MIB1 3.242%, 03/15/22(a)(c)	100,061

186,693	Capco America Securitization Corp., Series 1998-D7, Class PS1 1.674%, 10/15/30(a)(b)(c)(d)	92

5,431	Collateralized Mortgage Securities Corp., Series I, Class 3 9.450%, 02/01/17	6,017

$717,577	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A6 6.000%, 05/25/36	$453,087

611,000	Entertainment Properties Trust, Series 2003-EPR, Class C 6.223%, 02/15/18(c)	583,689

284,876	FHLMC, Series 2887, Class JD 4.500%, 03/15/19	304,476

129,014	FHLMC, Series 3300, Class AB 6.000%, 02/15/34	131,253

1,366,342	FNMA, Series 2006-46, Class PE 5.500%, 11/25/32	1,391,239

85,697	FNMA, Series 2007-5, Class PB 6.000%, 07/25/33	86,507

7,807,499	GNMA, Series 2002-28, Class IO 0.329%, 01/16/42(a)(b)(d)	54,098

4,362,540	GNMA, Series 2003-64, Class XA 0.028%, 08/16/43(b)(d)	6,147

6,411	Harborview Mortgage Loan Trust, Series 2005-4, Class 1A 1.364%, 06/19/34(a)	5,328

171,805	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-LN2, Class A1 4.475%, 01/15/14	172,713

48,126	LB Commercial Conduit Mortgage Trust, Series 1996-C2, Class IO 0.900%, 04/25/19(b)(d)	0

262,412,476	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class X 0.027%, 06/15/38(a)(b)(c)(d)	244,044

13,899,578	Merrill Lynch Mortgage Investors, Series 1998-C1, Class IO 0.691%, 11/15/26(a)(b)(d)	359,804

676,262	Preferred Term Securities XIII, Inc. 2.038%, 03/24/34(a)(b)(c)	189,353

10,074,679	Salomon Brothers Mortgage Securities VII, Inc., Series 2001-C2, Class X1 0.933%, 11/13/36(a)(b)(c)(d)	16,059

June 30, 2012	44	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Investment Grade Fixed-Income Fund

Principal Amount		Value (Note 2)

COLLATERALIZED MORTGAGE OBLIGATIONS (continued): 4.92%
$1,129,060	Washington Mutual, Series 2005-AR18, Class 3A2 5.138%, 01/25/36(a)	$301,741

	Total Collateralized Mortgage Obligations (Cost $10,597,752)	4,405,708

CORPORATE BONDS: 20.80%
Banks: 5.15%

1,800,000	Bank of America Corp., Sr. Unsec. Medium-Term Notes 9.145%, 07/17/28(f)	597,243

800,000	Bank of America Corp., Sr. Unsec. Notes 5.650%, 05/01/18	856,923

600,000	5.750%, 12/01/17	641,361

170,000	Citigroup, Inc., Sr. Unsec. Notes 6.125%, 11/21/17	188,651

300,000	Citigroup, Inc., Unsec. Notes 8.500%, 05/22/19	371,211

200,000	HSBC Bank Plc, Sr. Unsec. Notes 0.875%, Perpetual Maturity(a)(g)	95,500

700,000	HSBC Bank USA NA, Sub. Notes 4.875%, 08/24/20	721,773

700,000	Rabobank Nederland, Gtd. Notes 4.500%, 01/11/21	744,533

100,000	Royal Bank of Scotland Group Plc, Jr. Sub. Notes 7.648%, Perpetual Maturity(a)(g)	81,000

300,000	VEB Finance Plc, Sr. Unsec. Notes 5.375%, 02/13/17(c)	311,202

		4,609,397

Brokerage: 4.79%

900,000	Goldman Sachs Group, Inc., Sr. Unsec. Notes 5.950%, 01/18/18	964,853

1,200,000	6.150%, 04/01/18	1,303,108

1,300,000	Lehman Brothers Holdings, Sr. Unsec. Medium-Term Notes 0.000%, 05/02/18	308,750

695,000	0.000%, 12/30/16	161,587

800,000	Morgan Stanley, Sr. Unsec. Medium-Term Notes 6.625%, 04/01/18	837,849

$800,000	Morgan Stanley, Sr. Unsec. Notes 0.947%, 10/15/15(a)	$713,248

		4,289,395
Finance-Other: 2.97%

250,000	NLV Financial Corp., Sr. Notes 7.500%, 08/15/33(c)	257,415

700,000	Royal Bank of Scotland Plc, Co., Gtd. Notes 5.625%, 08/24/20	744,533

900,000	TNK-BP Finance SA, Co., Gtd. Notes 6.625%, 03/20/17(b)(h)	982,170

540,000	Transneft Via TransCapitalInvest Ltd., Sec. Notes 8.700%, 08/07/18(b)(h)	675,135

		2,659,253
Financials: 1.21%

100,000	Ally Financial, Inc., Gtd. Notes 3.868%, 06/20/14(a)	99,548

200,000	American International Group, Inc., Sr. Unsec. Notes 4.250%, 09/15/14	207,505

200,000	Barclays Bank Plc, Sr. Unsec. Notes 6.750%, 05/22/19	233,768

500,000	Barclays Bank Plc, Sr. Unsec. Notes, Series 1 5.000%, 09/22/16	543,706

		1,084,527

Industrial-Energy: 3.63%

600,000	BP Capital Markets Plc, Gtd. Notes 3.125%, 10/01/15	638,470

400,000	4.500%, 10/01/20	451,434

1,000,000	Gazprom OAO Via Gaz Capital SA, Sr. Unsec. Notes 5.999%, 01/23/21(c)	1,077,020

1,000,000	Petrobras International Finance Co., Sr. Unsec. Notes 5.375%, 01/27/21	1,083,514

		3,250,438

Industrial-Other: 0.07%

1,609,624	Canal Point II, Ltd., Sec. Note, Series AI 0.000%, 06/25/14(b)(e)	59,329

See Notes to Financial Statements	45	June 30, 2012

Portfolio of Investments (Note 11) (Unaudited)

Forward Investment Grade Fixed-Income Fund

Principal Amount		Value (Note 2)

Insurance-Life: 0.45%

$400,000	International Lease Finance Corp., Sr. Unsec. Medium-Term Notes 0.819%, 07/13/12(a)	$399,770

Non-Captive Consumer: 1.16%

1,000,000	American Express Credit Co., Sr. Unsec. Medium-Term Notes 5.875%, 05/02/13	1,041,902

Non-Captive Diversified: 0.94%

725,000	General Electric Capital Corp., Sr. Unsec. Medium-Term Notes 6.900%, 09/15/15	839,894

Utilities: 0.43%

371,251	MP Environmental Funding Llc, Series A1 4.982%, 07/15/14	388,763

	Total Corporate Bonds (Cost $19,985,384)	18,622,668

FOREIGN GOVERNMENT OBLIGATIONS: 1.18%

1,000,000	Province of Ontario Canada, Sr. Unsec. Notes 2.700%, 06/16/15	1,055,141

	Total Foreign Government Obligations (Cost $998,084)	1,055,141

MUNICIPAL BONDS: 6.27%

500,000	Buckeye Tobacco Settlement Financing Authority, Sr. Turbo Revenue Bonds, Series A-2 6.500%, 06/01/47	422,385

1,000,000	Chicago Transit Authority, Transfer Tax Receipts Revenue Bonds, Series A 6.899%, 12/01/40	1,191,380

800,000	Chicago Transit Authority, Transfer Tax Receipts Revenue Bonds, Series B 6.899%, 12/01/40	953,104

900,000	Florida State Turnpike Authority, Turnpike Revenue, Build America Bonds 6.800%, 07/01/39	1,031,076

200,000	Los Angeles California Community College District, General Obligation Unlimited, Build America Bonds 6.750%, 08/01/49	265,166

$800,000	Texas State Transportation Commission, Taxable Revenue Bonds, First Tier, Series B 5.178%, 04/01/30	$967,760

600,000	University of California Regents Medical Center Pooled Revenue, Build America Bonds 6.548%, 05/15/48	787,278

	Total Municipal Bonds (Cost $4,661,777)	5,618,149

U.S. GOVERNMENT AGENCY SECURITIES: 40.51%
Department of Housing & Urban Development (HUD): 0.08%

66,000	US Department of Housing and Urban Development, Gtd., Series 99-A 6.330%, 08/01/13	66,107

Small Business Administration-Pass-Through-Agency: 0.75%

611,083	Small Business Administration Participation Certificates, Series 2003-20E, Class 1 4.640%, 05/01/23	673,929

U.S. Treasury Bonds & Notes: 39.68%

	U.S. Treasury Bonds

1,900,000	3.875%, 08/15/40	2,343,234

1,200,000	4.375%, 02/15/38	1,595,063

900,000	4.375%, 05/15/41	1,204,031

2,000,000	4.500%, 05/15/38	2,710,626

100,000	6.250%, 08/15/23	145,375

400,000	7.875%, 02/15/21	612,344

400,000	8.000%, 11/15/21	628,469

200,000	8.750%, 08/15/20	315,656

36	U.S. Treasury Bonds Strip Coupon 0.000%, 11/15/17(b)(i)	35

	U.S. Treasury Inflation Indexed Bonds

1,727,999	0.125%, 01/15/22	1,832,083

425,764	2.125%, 02/15/40	606,714

420,220	2.125%, 02/15/41	602,195

	U.S. Treasury Notes

4,200,000	0.250%, 05/31/14	4,195,737

800,000	1.250%, 04/30/19	809,438

10,500,000	2.000%, 02/15/22	10,863,405

June 30, 2012	46	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Investment Grade Fixed-Income Fund

Principal Amount		Value (Note 2)

U.S. Treasury Bonds & Notes (continued): 39.68%

$300,000	2.000%, 11/15/21	$311,320

3,700,000	2.125%, 08/15/21	3,892,807

1,300,000	2.875%, 03/31/18	1,445,640

1,200,000	4.000%, 08/15/18	1,421,063

		35,535,235

	Total U.S. Government Agency Securities (Cost $34,290,778)	36,275,271

Par Value

SHORT TERM SECURITIES: 16.87%
	U.S. Treasury Bills, Discount Notes

$34,000	0.137%, due 10/25/12(f)	33,989

34,000	0.139%, due 08/23/12(f)	33,993

1,800,000	0.146%, due 02/07/13(f)	1,798,268

11,367,000	0.163%, due 05/30/13(f)	11,347,381

1,900,000	0.169%, due 05/02/13(f)	1,897,036

	Total Short Term Securities (Cost $15,112,869)	15,110,667

SHORT-TERM BANK DEBT INSTRUMENTS: 0.37%
330,783	Royal Bank of Canada-Toronto 0.030%, due 07/02/12	330,783

	Total Short-Term Bank Debt Instruments (Cost $330,783)	330,783

	Total Investments: 99.36% (Cost $93,716,618)	88,980,473

	Net Other Assets and Liabilities: 0.64%	573,253	(j)

	Net Assets: 100.00%	$89,553,726

Percentages are stated as a percent of net assets.

(a) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2012.

(b) Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $3,778,893, representing 4.22% of net assets.

(d) Interest only security.

(e) Fair valued security under the procedures approved by the Fund’s Board of Trustees.

(f) Rate shown represents the bond equivalent yield to maturity at date of purchase.

(g) This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(h) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $1,657,305 representing 1.85% of net assets.

(i) Principal only security.

(j) Includes cash which is being held as collateral for futures contracts.

See Notes to Financial Statements	47	June 30, 2012

Portfolio of Investments (Note 11) (Unaudited)

Forward Investment Grade Fixed-Income Fund

Securities determined to be illiquid under the procedures approved by the Fund’s Board of Trustees are as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
03/23/07 - 04/25/07	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class X1 0.224%, 11/11/41(a)(c)(d)	$1,113,653	$984,889	1.10%
10/09/07 - 04/10/08	Canal Point II, Ltd., Sec. Note, Series AI 0.000%, 06/25/14 (e)	1,468,391	59,329	0.07%
03/29/06	Capco America Securitization Corp., Series 1998-D7, Class PS1 1.674%, 10/15/30(a)(c)(d)	103,078	92	0.00%	(k)
07/24/06 - 08/01/06	GNMA, Series 2002-28, Class IO 0.329%, 01/16/42(a)(d)	927,625	54,098	0.06%
05/17/07	GNMA, Series 2003-64, Class XA 0.028%, 08/16/43(a)(d)	465,053	6,147	0.01%
03/30/06	LB Commercial Conduit Mortgage Trust, Series 1996-C2, Class IO 0.900%, 04/25/19(d)	80,071	0	0.00%
03/05/07	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class X 0.027%, 06/15/38(a)(c)(d)	518,933	244,044	0.27%
03/29/06	Merrill Lynch Mortgage Investors, Series 1998-C1, Class IO 0.691%, 11/15/26(a)(d)	636,199	359,804	0.40%
10/03/06 - 06/29/12	Preferred Term Securities XIII, Inc. 2.038%, 03/24/34(a)(c)	665,665	189,353	0.21%
11/07/06 - 03/29/07	Salomon Brothers Mortgage Securities VII, Inc., Series 2001-C2, Class X1 0.933%, 11/13/36(a)(c)(d)	1,694,670	16,059	0.02%
08/18/10	TNK-BP Finance SA, Co., Gtd. Notes 6.625%, 03/20/17 (h)	956,523	982,170	1.10%
08/18/10	Transneft Via TransCapitalInvest Ltd., Sec. Notes 8.700%, 08/07/18(h)	648,475	675,135	0.75%
11/17/08	U.S. Treasury Bonds Strip Coupon 0.000%, 11/15/17(i)	29	35	0.00%	(k)
		$9,278,365	$3,571,155	3.99%

FORWARD COMMITMENTS

Description	Interest Rate	Maturity Date	Principal Amount	Value
TBA Purchase Commitments at June 30, 2012: 1.19%
(Cost Payable $1,058,438)
GNMA	3.500%	07/17/12	$1,000,000	$1,070,000
				$1,070,000

Description	Interest Rate	Maturity Date	Principal Amount	Value
TBA Sales Commitments at June 30, 2012: -1.19%
(Cost Payable $(1,060,313))
FNMA	4.000%	07/19/12	$(1,000,000)	$(1,063,750)
				$(1,063,750)

June 30, 2012	48	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Investment Grade Fixed-Income Fund

FUTURES CONTRACTS

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
U.S. 10-Year Treasury Note	Long	31	09/20/12	$4,134,620	$33,879
U.S. 5-Year Treasury Note	Short	(63)	10/01/12	(7,810,030)	4,858
				$(3,675,410)	$38,737

(k) Less than 0.005%

Investment Abbreviations:

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

Gtd. — Guaranteed

HUD — Department of Housing & Urban Development

IO — Interest Only

Jr. — Junior

Sec. — Secured

Sr. — Senior

STRIP — Separate Trading of Registered Interest and Principal of Securities

Sub. — Subordinated

Unsec. — Unsecured

See Notes to Financial Statements	49	June 30, 2012

Portfolio of Investments (Note 11) (Unaudited)

Forward Strategic Alternatives Fund

Shares		Value (Note 2)

EXCHANGE-TRADED FUNDS: 36.90%

200,000	iShares® Dow Jones U.S. Real Estate Index Fund(a)	$12,794,001

346,000	SPDR® Dow Jones International Real Estate ETF	12,725,880

	Total Exchange-Traded Funds (Cost $25,574,340)	25,519,881

Principal Amount

AGENCY PASS-THROUGH SECURITIES: 13.42%
Federal Home Loan Bank (FHLB): 1.74%

	FHLB

$1,100,000	5.250%, 06/18/14	1,205,676

Federal Home Loan Mortgage Corp (FHLMC): 4.16%

	FHLMC

200,000	0.550%, 12/27/13	200,183

500,000	0.570%, 03/05/15	501,709

500,000	0.875%, 12/19/14	500,888

500,000	0.920%, 12/12/14	500,860

7,455	1.875%, 12/01/16(b)	7,586

370,075	2.220%, 09/01/35(b)	387,372

529,627	2.641%, 06/01/32(b)	535,633

15,306	2.643%, 10/01/32(b)	15,733

99,299	2.681%, 05/01/31(b)	101,445

127,362	2.776%, 05/01/27(b)	128,756

		2,880,165

Federal National Mortgage Association (FNMA): 6.78%

	FNMA

1,100,000	0.375%, 03/16/15	1,097,527

154,444	1.353%, 10/01/44(b)	155,949

25,281	2.180%, 01/01/37(b)	26,733

12,709	2.181%, 08/01/35(b)	13,475

298,938	2.198%, 07/01/34(b)	317,342

53,247	2.235%, 10/01/27(b)	55,596

820,142	2.238%, 01/01/35(b)	867,330

289,602	2.290%, 12/01/33(b)	306,801

9,185	2.297%, 03/01/34(b)	9,752

751,920	2.300%, 05/01/33(b)	789,881

$ 21,031	2.322%, 03/01/34(b)	$22,265

7,085	2.375%, 11/01/24(b)	7,174

79,668	2.390%, 10/01/32(b)	80,439

75,972	2.410%, 02/01/35(b)	80,679

70,689	2.461%, 07/01/34(b)	75,376

85,917	2.532%, 01/01/30(b)	92,318

90,044	2.723%, 12/01/25(b)	96,492

264,353	2.944%, 04/01/35(b)	283,395

141,947	2.955%, 09/01/31(b)	146,118

135,195	4.570%, 06/01/32(b)	136,942

23,823	6.100%, 09/01/37(b)	25,970

		4,687,554

Government National Mortgage Association (GNMA): 0.74%

	GNMA

161,596	1.625%, 07/20/36(b)	167,282

134,677	1.625%, 07/20/33(b)	139,416

110,966	1.625%, 02/20/23(b)	115,167

85,063	2.250%, 05/20/37(b)	88,226

		510,091

	Total Agency Pass-Through Securities (Cost $9,226,661)	9,283,486

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.87%
Federal Home Loan Mortgage Corp (FHLMC): 0.87%

	FHLMC, REMICS

347,938	4.000%, 08/15/22	356,980

228,263	4.000%, 03/15/26	241,880

	Total Collateralized Mortgage Obligations (Cost $600,312)	598,860

CORPORATE BONDS: 18.90%
Basic Materials: 1.11%

300,000	BHP Billiton Finance USA, Ltd., Sr. Unsec. Notes 5.400%, 03/29/17	351,222

400,000	WMC Finance U.S.A., Ltd., Sr. Unsec. Notes 5.125%, 05/15/13	416,133

		767,355

June 30, 2012	50	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Strategic Alternatives Fund

Principal Amount		Value (Note 2)

Communications: 1.20%

$ 400,000	NBCUniversal Media Llc, Sr. Unsec. Notes 2.100%, 04/01/14	$407,313

400,000	Verizon New York, Inc., Sr. Unsec. Notes 7.000%, 05/01/13	419,888

		827,201

Consumer Non-Cyclical: 1.03%

400,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsec. Notes 3.000%, 10/15/12	402,741

200,000	Quest Diagnostics, Inc., Gtd. Notes 1.318%, 03/24/14(b)	201,744

100,000	WellPoint, Inc., Unsec. Notes 5.250%, 01/15/16	111,792

		716,277

Financials: 12.63%

2,000,000	Bank of America Corp., Sr. Unsec. Notes 0.345%, 10/15/12(b)(c)	1,931,567

4,000,000	0.743%, 11/21/12(b)	3,789,291

265,000	Caterpillar Financial Services Corp., Sr. Unsec. Medium-Term Notes 6.200%, 09/30/13	283,362

500,000	ING Bank NV, Sr. Notes 1.786%, 10/18/13(b)(c)	497,553

1,000,000	Merrill Lynch & Co., Inc., Sr. Unsec. Medium-Term Notes 0.927%, 01/15/15(b)	943,981

350,000	MetLife Institutional Funding II, Sec. Notes 1.368%, 04/04/14(b)(c)	351,880

1,000,000	SunTrust Bank, Sub. Notes 0.757%, 08/24/15(b)	934,038

		8,731,672

Industrials: 0.74%

400,000	General Electric Co., Sr. Unsec. Notes 5.000%, 02/01/13	410,288

100,000	Union Pacific Corp., Sr. Unsec. Notes 5.450%, 01/31/13	102,742

		513,030

Technology: 2.19%

$ 700,000	Dell, Inc., Sr. Unsec. Notes 1.068%, 04/01/14(b)	$704,966

500,000	Hewlett-Packard Co., Sr. Unsec. Notes 2.950%, 08/15/12	500,955

300,000	3.000%, 09/15/16	309,001

		1,514,922

	Total Corporate Bonds (Cost $13,375,784)	13,070,457

MUNICIPAL BONDS: 2.69%

450,000	City of Pittsburgh Pennsylvania, General Obligation Unlimited, Taxable Pension, Series B 6.350%, 03/01/13	461,921

300,000	Georgia Municipal Gas Authority, Taxable Revenue Bonds, Gas Portfolio III 1.770%, 10/01/13	301,947

100,000	Monterey Regional Water Pollution Control Agency, Taxable Revenue Bonds 2.790%, 06/01/17	100,960

250,000	New Jersey Economic Development Authority, Taxable, Revenue Bonds, Series JJ 0.850%, 03/01/15	249,215

500,000	New Jersey State Economic Development Authority, Taxable Revenue Bonds (Build America Bonds) 1.468%, 06/15/13(b)	500,525

250,000	University of California, Taxable Revenue Bonds, Series AA-1 0.480%, 07/01/12	250,000

	Total Municipal Bonds (Cost $1,861,639)	1,864,568

STRUCTURED NOTES: 18.30%

1,000,000	Barclays Bank Plc, Bank Guaranteed Note Linked to the Barclays ComBATS 12 Total Return Index 0.000%, 10/16/12(c)	944,829

1,850,000	0.000%, 09/17/12(c)	1,742,312

See Notes to Financial Statements	51	June 30, 2012

Portfolio of Investments (Note 11) (Unaudited)

Forward Strategic Alternatives Fund

Principal Amount		Value (Note 2)

STRUCTURED NOTES (continued): 18.30%

$14,500,000	BNP Paribas SA, Bank Guaranteed Note Linked to the BNP Millenium Index 0.110%, 10/12/12(b)	$9,967,172

	Total Structured Notes (Cost $17,350,000)	12,654,313
Par Value		Value (Note 2)

SHORT-TERM BANK DEBT INSTRUMENTS: 5.91%

$4,085,462	Royal Bank of Canada-Toronto 0.030%, due 07/02/12	$4,085,462

	Total Short-Term Bank Debt Instruments (Cost $4,085,462)	4,085,462

	Total Investments: 96.99% (Cost $72,074,198)	67,077,027

	Net Other Assets and Liabilities: 3.01%	2,079,086	(d)

	Net Assets: 100.00%	$69,156,113

Percentages are stated as a percent of net assets.

(a) Security, or portion of security, is being held as collateral for written option contracts. At period end, the aggregate market value of those securities was $12,794,001, representing 18.50% of net assets.

(b) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2012.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $3,536,574, representing 5.11% of net assets.

(d) Includes cash which is being held as collateral for swap contracts.

Contracts		Value (Note 2)

SCHEDULE OF OPTIONS WRITTEN

(2,000)	iShares® Dow Jones U.S. Real Estate Index Fund Call , Expires July 2012, Strike Price $62.00	$(440,000)

	Total Options Written (Proceeds $251,260)	$(440,000)

TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Barclays Capital	Barclays Capital EM Momentum	115 Bps	Total Return	09/30/12	$23,250,000	$50,287
Barclays Capital	Barclays Capital PRISM Index	125 Bps	Total Return	10/26/12	25,000,000	4,635
Credit Suisse	Credit Suisse Volatility Index	45 Bps	Total Return	10/20/12	23,250,000	635,493
Credit Suisse	Credit Suisse Relative Value Volatility Index	75 Bps	Total Return	01/15/13	5,000,000	115,525
Credit Suisse	Credit Suisse HS Global Style Rotation Equity Index	75 Bps	Total Return	10/08/12	15,250,000	(634,483)
					$91,750,000	$171,457

Investment Abbreviations:

Bps — Basis Points

Gtd. — Guaranteed

REMICs — Real Estate Mortgage Investment Conduits

Sec. — Secured

Sr. — Senior

Sub. — Subordinated

Unsec. — Unsecured

June 30, 2012	52	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward U.S. Government Money Fund

Principal Amount		Value (Note 2)

U.S. AGENCY BONDS: 18.69%
Federal Home Loan Bank (FHLB): 15.20%

$15,000,000	Federal Home Loan Bank 0.300%, 06/10/13	$15,000,000

14,000,000	Federal Home Loan Bank, Variable Rate 0.200%, 06/30/12, 07/18/12(a)	13,999,582

		28,999,582

Federal National Mortgage Association (FNMA): 3.49%

310,000	Federal National Mortgage Association, Variable Rate 0.350%, 06/30/12, 12/03/12(a)	310,132

2,195,000	Federal National Mortgage Association, Variable Rate 0.273%, 07/17/12, 09/17/12(a)	2,195,388

4,150,000	Federal National Mortgage Association, Variable Rate 0.265%, 07/23/12, 08/23/12(a)	4,150,437

		6,655,957

	Total U.S. Agency Bonds (Cost $35,655,539)	35,655,539

OTHER COMMERCIAL PAPER: 7.85%
Short Term Securities: 7.85%

15,000,000	Westpac Banking Corp. 0.540%, 11/08/12(b)	14,970,750

	Total Other Commercial Paper (Cost $14,970,750)	14,970,750

REPURCHASE AGREEMENTS: 69.71%

25,000,000	G.X. Clarke & Co., 0.310%, dated 06/25/12 and maturing 07/02/12 with a repurchase amount of $25,001,507, collateralized by several FHLMC, FNMA, FFCB, FHLB and U.S. Government Agency Securities with rates ranging from 0.375% to 4.750% and with maturity dates ranging from 12/28/12 to 09/20/39 with a collateral value of $25,500,681.	25,000,000

33,000,000	G.X. Clarke & Co., 0.240%, dated 06/29/12 and maturing 07/02/12 with a repurchase amount of $33,000,660, collateralized by several FHLMC, FNMA, FFCB, FHLB and U.S. Government Agency Securities with rates ranging from 0.000% to 6.000% and with maturity dates ranging from 07/15/12 to 07/15/33 with a collateral value of $33,662,494.	33,000,000

$ 25,000,000	G.X. Clarke & Co., 0.280%, dated 06/29/12 and maturing 07/06/12 with a repurchase amount of $25,001,361, collateralized by several FHLMC, FNMA, FFCB, FHLB and U.S. Government Agency Securities with rates ranging from 0.000% to 10.350% and with maturity dates ranging from 07/15/12 to 07/15/32 with a collateral value of $25,664,658.	$25,000,000

25,000,000	G.X. Clarke & Co., 0.320%, dated 06/27/12 and maturing 07/03/12 with a repurchase amount of $25,001,333, collateralized by several FHLMC, FNMA, FFCB, FHLB, U.S. Government Agency and U.S. Treasury Securities with rates ranging from 0.000% to 11.250% and with maturity dates ranging from 07/09/12 to 02/15/42 with a collateral value of $25,506,451.	25,000,000

25,000,000	G.X. Clarke & Co., 0.320%, dated 06/28/12 and maturing 07/05/12 with a repurchase amount of $25,001,556, collateralized by several FHLMC, FNMA, FFCB, FHLB, U.S. Government Agency and U.S. Treasury Securities with rates ranging from 0.000% to 10.625% and with maturity dates ranging from 06/30/12 to 04/01/42 with a collateral value of $27,919,462.	25,000,000

	Total Repurchase Agreements (Cost $133,000,000)	133,000,000

	Total Investments: 96.25% (Cost $183,626,289)	183,626,289

	Net Other Assets and Liabilities: 3.75%	7,161,521

	Net Assets: 100.00%	$190,787,810

Percentages are stated as a percent of net assets.

(a) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2012. The first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

(b) Rate shown represents the bond equivalent yield to maturity at date of purchase.

See Notes to Financial Statements	53	June 30, 2012

Portfolio of Investments (Note 11) (Unaudited)

Forward Aggressive Growth Allocation Fund

Shares		Allocation	Value (Note 2)

AFFILIATED INVESTMENT COMPANIES: 99.67%

509,323	Forward CorePlus Fund — Class Z	57.78%	$13,675,336

65,387	Forward Extended MarketPlus Fund — Class Z	7.24%	1,712,470

177,180	Forward Frontier Strategy Fund —Class Z	7.26%	1,718,640

812,107	Forward International Dividend Fund — Institutional Class(a)	23.89%	5,652,264

15,228	Forward Select EM Dividend Fund — Institutional Class(a)	1.36%	321,925

47,854	Forward Strategic Alternatives Fund — Class Z	2.14%	505,820

	Total Affiliated Investment Companies (Cost $21,767,031)		23,586,455

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 0.40%

$ 93,839	JPMorgan Chase-New York 0.030%, due 07/02/12		93,839

	Total Short-Term Bank Debt Instruments (Cost $93,839)		93,839

	Total Investments: 100.07% (Cost $21,860,870)		23,680,294

	Net Other Assets and Liabilities: (0.07)%		(15,550)

	Net Assets: 100.00%		$23,664,744

Percentages are stated as a percent of net assets.

(a) The Forward International Dividend Fund and the Forward Select EM Dividend Fund’s June 30, 2012 Semi-Annual Report may be obtained at www.forwardinvesting.com.

June 30, 2012	54	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Balanced Allocation Fund

Shares		Allocation	Value (Note 2)

AFFILIATED INVESTMENT COMPANIES: 99.67%

76,359	Forward Commodity Long/Short Strategy Fund — Class Z(a)	3.49%	$1,886,829

624,531	Forward CorePlus Fund — Class Z	31.00%	16,768,651

287,612	Forward EM Corporate Debt Fund — Institutional Class(a)	4.97%	2,686,295

70,911	Forward Extended MarketPlus Fund — Class Z	3.43%	1,857,169

208,566	Forward Frontier Strategy Fund — Class Z	3.74%	2,023,089

248,974	Forward High Yield Bond Fund — Class Z	4.61%	2,492,229

668,719	Forward International Dividend Fund — Institutional Class(a)	8.60%	4,654,283

1,451,285	Forward Investment Grade Fixed-Income Fund — Class Z	31.00%	16,776,858

83,168	Forward Managed Futures Strategy Fund — Class Z(a)	3.61%	1,951,129

30,407	Forward Select EM Dividend Fund — Institutional Class(a)	1.19%	642,800

206,513	Forward Strategic Alternatives Fund — Class Z	4.03%	2,182,846

	Total Affiliated Investment Companies (Cost $48,804,029)		53,922,178

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 0.52%

$ 281,435	Royal Bank of Canada-Toronto 0.030%, due 07/02/12	281,435

	Total Short-Term Bank Debt Instruments (Cost $281,435)	281,435

	Total Investments: 100.19% (Cost $49,085,464)	54,203,613

	Net Other Assets and Liabilities: (0.19)%	(103,295)

	Net Assets: 100.00%	$54,100,318

Percentages are stated as a percent of net assets.

(a) The Forward Commodity Long/Short Strategy Fund, the Forward EM Corporate Debt Fund, the Forward International Dividend Fund, the Forward Managed Futures Strategy Fund and the Forward Select EM Dividend Fund’s June 30, 2012 Semi-Annual Report may be obtained at www.forwardinvesting.com.

See Notes to Financial Statements	55	June 30, 2012

Portfolio of Investments (Note 11) (Unaudited)

Forward Growth & Income Allocation Fund

Shares		Allocation	Value (Note 2)

AFFILIATED INVESTMENT COMPANIES: 99.92%

81,530	Forward Commodity Long/Short Strategy Fund — Class Z(a)	3.23%	$2,014,607

852,716	Forward CorePlus Fund — Class Z	36.66%	22,895,432

196,383	Forward EM Corporate Debt Fund — Institutional Class(a)	2.94%	1,834,218

85,521	Forward Extended MarketPlus Fund — Class Z	3.59%	2,239,801

261,858	Forward Frontier Strategy Fund — Class Z	4.07%	2,540,027

251,129	Forward High Yield Bond Fund — Class Z	4.02%	2,513,803

1,039,281	Forward International Dividend Fund — Institutional Class(a)	11.58%	7,233,392

1,363,479	Forward Investment Grade Fixed-Income Fund — Class Z	25.23%	15,761,817

95,050	Forward Managed Futures Strategy Fund — Class Z(a)	3.57%	2,229,861

32,196	Forward Select EM Dividend Fund — Institutional Class(a)	1.09%	680,626

233,013	Forward Strategic Alternatives Fund — Class Z	3.94%	2,462,947

	Total Affiliated Investment Companies (Cost $58,554,466)		62,406,531

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 0.21%

$ 133,710	JPMorgan Chase-New York 0.030%, due 07/02/12	133,710

	Total Short-Term Bank Debt Instruments (Cost $133,710)	133,710

	Total Investments: 100.13% (Cost $58,688,176)	62,540,241

	Net Other Assets and Liabilities: (0.13)%	(78,176)

	Net Assets: 100.00%	$62,462,065

Percentages are stated as a percent of net assets.

(a) The Forward Commodity Long/Short Strategy Fund, the Forward EM Corporate Debt Fund, the Forward International Dividend Fund, the Forward Managed Futures Strategy Fund and the Forward Select EM Dividend Fund’s June 30, 2012 Semi-Annual Report may be obtained at www.forwardinvesting.com.

June 30, 2012	56	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Growth Allocation Fund

Shares		Allocation	Value (Note 2)

AFFILIATED INVESTMENT COMPANIES: 100.25%

77,103	Forward Commodity Long/Short Strategy Fund — Class Z(a)	3.22%	$1,905,214

1,073,318	Forward CorePlus Fund — Class Z	48.77%	28,818,581

188,061	Forward EM Corporate Debt Fund — Institutional Class(a)	2.97%	1,756,490

94,663	Forward Extended MarketPlus Fund — Class Z	4.20%	2,479,218

239,936	Forward Frontier Strategy Fund — Class Z	3.94%	2,327,377

117,292	Forward High Yield Bond Fund — Class Z	1.99%	1,174,089

1,252,671	Forward International Dividend Fund — Institutional Class(a)	14.75%	8,718,592

541,265	Forward Investment Grade Fixed-Income Fund — Class Z	10.59%	6,257,025

91,089	Forward Managed Futures Strategy Fund — Class Z(a)	3.62%	2,136,951

65,922	Forward Select EM Dividend Fund — Institutional Class(a)	2.36%	1,393,591

214,834	Forward Strategic Alternatives Fund — Class Z	3.84%	2,270,794

	Total Affiliated Investment Companies (Cost $56,174,975)		59,237,922

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 0.17%

$100,000	Wells Fargo Bank & Co. — San Francisco 0.030%, due 07/02/12	100,000

	Total Short-Term Bank Debt Instruments (Cost $100,000)	100,000

	Total Investments: 100.42% (Cost $56,274,975)	59,337,922

	Net Other Assets and Liabilities: (0.42)%	(249,400)

	Net Assets: 100.00%	$59,088,522

Percentages are stated as a percent of net assets.

(a) The Forward Commodity Long/Short Strategy Fund, the Forward EM Corporate Debt Fund, the Forward International Dividend Fund, the Forward Managed Futures Strategy Fund and the Forward Select EM Dividend Fund’s June 30, 2012 Semi-Annual Report may be obtained at www.forwardinvesting.com.

See Notes to Financial Statements	57	June 30, 2012

Portfolio of Investments (Note 11) (Unaudited)

Forward Income & Growth Allocation Fund

Shares		Allocation		Value (Note 2)

AFFILIATED INVESTMENT COMPANIES: 98.72%

525,247	Forward CorePlus Fund — Class Z	21.62%		$14,102,879

234,573	Forward EM Corporate Debt Fund — Institutional Class(a)	3.36%		2,190,908

35,532	Forward Extended MarketPlus Fund — Class Z	1.43%		930,575

167,093	Forward Frontier Strategy Fund — Class Z	2.49%		1,620,803

451,819	Forward High Yield Bond Fund — Class Z	6.94%		4,522,708

405,051	Forward International Dividend Fund — Institutional Class(a)	4.33%		2,819,158

2,837,266	Forward Investment Grade Fixed-Income Fund — Class Z	50.29%		32,798,793

25,719	Forward Select EM Dividend Fund — Institutional Class(a)	0.83%		543,689

458,865	Forward Strategic Alternatives Fund — Class Z	7.43%		4,850,208

265	Forward U.S. Government Money Fund — Class Z, 0.060% 7-day yield	0.00	%(b)	265

	Total Affiliated Investment Companies (Cost $61,351,575)			64,379,986

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 1.47%

$958,462	Wells Fargo Bank & Co. — San Francisco 0.030%, due 07/02/12	958,462

	Total Short-Term Bank Debt Instruments (Cost $958,462)	958,462

	Total Investments: 100.19% (Cost $62,310,037)	65,338,448

	Net Other Assets and Liabilities: (0.19)%	(125,649)

	Net Assets: 100.00%	$65,212,799

Percentages are stated as a percent of net assets.

(a) The Forward EM Corporate Debt Fund, the Forward International Dividend Fund and the Forward Select EM Dividend Fund’s June 30, 2012 Semi-Annual Report may be obtained at www.forwardinvesting.com.

(b) Less than 0.005%.

June 30, 2012	58	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Income Builder Fund

Shares		Allocation	Value (Note 2)

AFFILIATED INVESTMENT COMPANIES: 98.76%

304,830	Forward Credit Analysis Long/Short Fund — Institutional Class(a)	14.28%	$2,627,631

483,721	Forward EM Corporate Debt Fund — Institutional Class(a)	24.55%	4,517,951

458,259	Forward High Yield Bond Fund — Class Z	24.93%	4,587,171

269,723	Forward International Dividend Fund — Institutional Class(a)	10.20%	1,877,273

193,481	Forward Select Income Fund — Institutional Class(a)	24.80%	4,562,291

	Total Affiliated Investment Companies (Cost $18,497,887)		18,172,317

Par Value

SHORT-TERM BANK DEBT INSTRUMENTS: 1.50%

$ 276,897	Wells Fargo Bank & Co. — San Francisco 0.030%, due 07/02/12	276,897

	Total Short-Term Bank Debt Instruments (Cost $276,897)	276,897

	Total Investments: 100.26% (Cost $18,774,784)	18,449,214

	Net Other Assets and Liabilities: (0.26)%	(47,404)

	Net Assets: 100.00%	$18,401,810

Percentages are stated as a percent of net assets.

(a) The Forward Credit Analysis Long/Short Fund, the Forward EM Corporate Debt Fund, the Forward International Dividend Fund and the Forward Select Income Fund’s June 30, 2012 Semi-Annual Report may be obtained at www.forwardinvesting.com.

See Notes to Financial Statements	59	June 30, 2012

Statement of Assets and Liabilities (Unaudited)

	FORWARD COREPLUS FUND	FORWARD EXTENDED MARKETPLUS FUND	FORWARD FRONTIER STRATEGY FUND
ASSETS:
Investments, at value	$108,299,475	$72,521,790	$68,388,975
Deposit with broker for swap contracts	1,800,000	2,500,000	2,680,000
Unrealized gain on swap contracts	3,832,500	3,560,230	284,480
Receivable for investments sold	68,369	23,684	21,156
Receivable for shares sold	3,653	69,270	709,702
Interest and dividends receivable	537,536	308,102	240,982
Other assets	18,727	21,794	23,726

Total Assets	114,560,260	79,004,870	72,349,021

LIABILITIES:
Unrealized loss on swap contracts	317,532	200,183	1,244,979
Payable for swap contract payments	91,268	99,063	2,302
Payable for shares redeemed	9	12,766,467	61,327
Payable to advisor	41,031	38,362	47,017
Payable for distribution and service fees	3,789	8,279	5,540
Payable to trustees	2,857	1,325	614
Payable for chief compliance officer fee	734	467	295
Payable to ReFlow (Note 2)	0	0	1,058
Accrued expenses and other liabilities	95,040	70,419	55,793

Total Liabilities	552,260	13,184,565	1,418,925

NET ASSETS	$114,008,000	$65,820,305	$70,930,096

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$134,945,452	$79,807,840	$77,157,958
Accumulated net investment income/(loss)	1,890	(52,184)	(18,522)
Accumulated net realized loss on investments, futures contracts and swap contracts	(24,476,385)	(17,294,828)	(3,892,912)
Net unrealized appreciation/(depreciation) on investments and swap contracts	3,537,043	3,359,477	(2,316,428)

TOTAL NET ASSETS	$114,008,000	$65,820,305	$70,930,096

INVESTMENTS, AT COST	$108,277,400	$72,522,360	$69,744,904

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$26.05	$24.60	$9.65
Net Assets	$4,626,010	$1,786,972	$3,049,227
Shares of beneficial interest outstanding	177,589	72,627	316,109
Institutional Class:
Net Asset Value, offering and redemption price per share	$26.83	$26.17	$9.67
Net Assets	$13,105,952	$54,517,967	$57,646,670
Shares of beneficial interest outstanding	488,468	2,083,566	5,960,087
Class C:
Net Asset Value, offering and redemption price per share	—	$24.10	—
Net Assets	—	$296,181	—
Shares of beneficial interest outstanding	—	12,290	—
Class M:
Net Asset Value, offering and redemption price per share	—	—	$9.67
Net Assets	—	—	$8,570
Shares of beneficial interest outstanding	—	—	886
Class Z:
Net Asset Value, offering and redemption price per share	$26.85	$26.19	$9.70
Net Assets	$96,276,038	$9,219,185	$10,225,629
Shares of beneficial interest outstanding	3,585,135	352,014	1,054,633

June 30, 2012	60	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	FORWARD HIGH YIELD BOND FUND	FORWARD INVESTMENT GRADE FIXED-INCOME FUND
ASSETS:
Investments, at value	$95,540,593	$88,980,473
TBA purchase commitments, at value (Cost Payable $0 and $1,058,438, respectively)	0	1,070,000
Variation margin receivable	0	38,737
Receivable for investments sold	2,383,782	1,060,380
Receivable for shares sold	76,449	22
Interest and dividends receivable	1,886,310	652,422
Other assets	41,527	15,310

Total Assets	99,928,661	91,817,344

LIABILITIES:
Payable to broker for futures contracts and options contracts	0	42,415
Payable TBA sale commitments, at value (Proceeds receivable $0 and $1,060,313, respectively)	0	1,063,750
Payable for investments purchased	2,029,006	1,058,438
Payable for shares redeemed	200,090	6,440
Payable to advisor	19,768	18,543
Payable to sub-advisor	19,768	18,543
Payable for distribution and service fees	10,416	3,032
Payable to trustees	1,781	997
Payable for chief compliance officer fee	448	971
Accrued expenses and other liabilities	42,308	50,489

Total Liabilities	2,323,585	2,263,618

NET ASSETS	$97,605,076	$89,553,726

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$97,244,964	$104,138,968
Accumulated net investment income/(loss)	94,470	(575,266)
Accumulated net realized loss on investments and futures contracts	(1,471,841)	(9,320,693)
Net unrealized appreciation/(depreciation) on investments and futures contracts	1,737,483	(4,689,283)

TOTAL NET ASSETS	$97,605,076	$89,553,726

INVESTMENTS, AT COST	$93,803,110	$93,716,618

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$10.05	$11.57
Net Assets	$10,257,248	$2,686,211
Shares of beneficial interest outstanding	1,020,342	232,108
Institutional Class:
Net Asset Value, offering and redemption price per share	$10.02	$11.57
Net Assets	$71,112,730	$15,287,137
Shares of beneficial interest outstanding	7,095,098	1,321,361
Class C:
Net Asset Value, offering and redemption price per share	$10.02	—
Net Assets	$939,136	—
Shares of beneficial interest outstanding	93,689	—
Class Z:
Net Asset Value, offering and redemption price per share	$10.01	$11.56
Net Assets	$15,295,962	$71,580,378
Shares of beneficial interest outstanding	1,527,473	6,193,295

See Notes to Financial Statements	61	June 30, 2012

Statement of Assets and Liabilities (Unaudited)

	FORWARD STRATEGIC ALTERNATIVES FUND	FORWARD U.S. GOVERNMENT MONEY FUND
ASSETS:
Investments, at value	$67,077,027	$50,626,289
Repurchase agreements, at value	0	133,000,000
Cash	0	7,217,997
Deposit with broker for swap contracts	2,000,000	0
Deposit with broker for securities sold short	460,275	0
Unrealized gain on swap contracts	805,940	0
Receivable for investments sold	4,621	0
Receivable for shares sold	90,634	0
Interest and dividends receivable	119,561	14,666
Other assets	18,766	33,770

Total Assets	70,576,824	190,892,722

LIABILITIES:
Options written, at value (Premiums received $251,260 and $0, respectively)	440,000	0
Unrealized loss on swap contracts	634,483	0
Payable for swap contract payments	210,283	0
Payable for shares redeemed	38,809	0
Payable for fund distribution	0	7,985
Payable to advisor	39,178	10,804
Payable for distribution and service fees	5,118	205
Payable to trustees	818	4,184
Payable for chief compliance officer fee	459	2,194
Accrued expenses and other liabilities	51,563	79,540

Total Liabilities	1,420,711	104,912

NET ASSETS	$69,156,113	$190,787,810

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$83,724,618	$190,787,417
Accumulated net investment income	156,320	901
Accumulated net realized loss on investments, options contracts and swap contracts	(9,710,371)	(508)
Net unrealized depreciation on investments and options contracts and swap contracts	(5,014,454)	—

TOTAL NET ASSETS	$69,156,113	$190,787,810

INVESTMENTS, AT COST	$72,074,198	$50,626,289

REPURCHASE AGREEMENTS, AT COST	0	133,000,000

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$10.52	$1.00
Net Assets	$2,130,512	$1,495,956
Shares of beneficial interest outstanding	202,581	1,495,091
Institutional Class:
Net Asset Value, offering and redemption price per share	$10.55	$1.00
Net Assets	$54,758,488	$142,339,612
Shares of beneficial interest outstanding	5,191,221	142,333,655
Class A:
Net Asset Value, offering and redemption price per share	—	$1.00
Net Assets	—	$984,236
Shares of beneficial interest outstanding	—	984,439
Class C:
Net Asset Value, offering and redemption price per share	—	$1.00
Net Assets	—	$1,954,313
Shares of beneficial interest outstanding	—	1,954,305
Class Z:
Net Asset Value, offering and redemption price per share	$10.57	$1.00
Net Assets	$12,267,113	$44,013,693
Shares of beneficial interest outstanding	1,161,080	44,020,958

June 30, 2012	62	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	FORWARD AGGRESSIVE GROWTH ALLOCATION FUND	FORWARD BALANCED ALLOCATION FUND	FORWARD GROWTH & INCOME ALLOCATION FUND
ASSETS:
Investments in affiliates, at value	$23,586,455	$53,922,178	$62,406,531
Investments, at value	93,839	281,435	133,710
Receivable for shares sold	20,711	24,891	16,496
Other assets	18,839	20,620	21,337

Total Assets	23,719,844	54,249,124	62,578,074

LIABILITIES:
Payable for shares redeemed	18,456	105,121	45,646
Payable for distribution and service fees	7,368	14,828	27,275
Payable for chief compliance officer fee	99	297	298
Payable to ReFlow (Note 2)	489	933	853
Accrued expenses and other liabilities	28,688	27,627	41,937

Total Liabilities	55,100	148,806	116,009

NET ASSETS	$23,664,744	$54,100,318	$62,462,065

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$29,281,200	$59,023,068	$70,761,480
Accumulated net investment loss	(2,043)	(2,949)	(4,619)
Accumulated net realized loss on investments	(7,433,837)	(10,037,950)	(12,146,861)
Net unrealized appreciation on investments	1,819,424	5,118,149	3,852,065

TOTAL NET ASSETS	$23,664,744	$54,100,318	$62,462,065

INVESTMENTS IN AFFILIATES, AT COST	$21,767,031	$48,804,029	$58,554,466

INVESTMENTS, AT COST	93,839	281,435	133,710

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$13.06	$14.48	$14.50
Net Assets	$4,340,980	$5,777,647	$6,315,453
Shares of beneficial interest outstanding	332,429	398,996	435,619
Institutional Class:
Net Asset Value, offering and redemption price per share	$13.49	$14.49	$14.52
Net Assets	$11,144,781	$32,076,794	$23,050,454
Shares of beneficial interest outstanding	826,201	2,213,617	1,587,383
Class A:
Net Asset Value, offering and redemption price per share	$13.30	$14.47	$14.48
Net Assets	$4,188,010	$5,946,057	$12,563,033
Shares of beneficial interest outstanding	314,871	410,914	867,896
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$14.11	$15.35	$15.36
Class C:
Net Asset Value, offering and redemption price per share	$12.71	$14.45	$14.46
Net Assets	$3,990,973	$10,299,820	$20,533,125
Shares of beneficial interest outstanding	313,879	712,740	1,420,425

See Notes to Financial Statements	63	June 30, 2012

Statement of Assets and Liabilities (Unaudited)

	FORWARD GROWTH ALLOCATION FUND	FORWARD INCOME & GROWTH ALLOCATION FUND	FORWARD INCOME BUILDER FUND
ASSETS:
Investments in affiliates, at value	$59,237,922	$64,379,986	$18,172,317
Investments, at value	100,000	958,462	276,897
Receivable for shares sold	32,091	5,095	6,608
Other assets	21,239	17,686	21,365

Total Assets	59,391,252	65,361,229	18,477,187

LIABILITIES:
Payable for shares redeemed	230,207	122,615	49,907
Payable for distribution and service fees	23,662	5,624	5,779
Payable to trustees	0	0	0
Payable for chief compliance officer fee	345	396	136
Payable to ReFlow (Note 2)	1,263	365	310
Accrued expenses and other liabilities	47,253	19,430	19,245

Total Liabilities	302,730	148,430	75,377

NET ASSETS	$59,088,522	$65,212,799	$18,401,810

NET ASSETS CONSIST OF:
Paid-in capital (Note 7)	$70,250,196	$65,404,701	$19,071,321
Accumulated net investment loss	(4,376)	(1,785)	(1,727)
Accumulated net realized loss on investments	(14,220,245)	(3,218,528)	(342,214)
Net unrealized appreciation/(depreciation) on investments	3,062,947	3,028,411	(325,570)

TOTAL NET ASSETS	$59,088,522	$65,212,799	$18,401,810

INVESTMENTS IN AFFILIATES, AT COST	$56,174,975	$61,351,575	$18,497,887

INVESTMENTS, AT COST	100,000	958,462	276,897

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$13.41	$14.82	$14.49
Net Assets	$7,362,677	$2,679,962	$2,102,965
Shares of beneficial interest outstanding	549,181	180,773	145,118
Institutional Class:
Net Asset Value, offering and redemption price per share	$13.41	$14.84	$14.50
Net Assets	$23,025,443	$57,109,832	$10,524,511
Shares of beneficial interest outstanding	1,716,467	3,849,663	725,662
Class A:
Net Asset Value, offering and redemption price per share	$13.40	$14.82	$14.50
Net Assets	$11,275,491	$1,110,736	$329,794
Shares of beneficial interest outstanding	841,264	74,961	22,747
Maximum offering price per share (NAV/0.9425, NAV/0.9425 and NAV/0.9625, respectively, based on maximum sales charge of 5.75%, 5.75% and 3.75%, respectively, of the offering price)	$14.22	$15.72	$15.06
Class C:
Net Asset Value, offering and redemption price per share	$13.29	$14.77	$14.46
Net Assets	$17,424,911	$4,312,269	$5,444,540
Shares of beneficial interest outstanding	1,311,515	291,944	376,520

June 30, 2012	64	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

	FORWARD COREPLUS FUND	FORWARD EXTENDED MARKETPLUS FUND	FORWARD FRONTIER STRATEGY FUND
INVESTMENT INCOME:
Interest	$471,933	$456,473	$324,595
Dividends	—	—	155,879
Dividends from affiliated investment company shares	—	6	—
Foreign taxes withheld	0	0	(17,250)

Total Investment Income	471,933	456,479	463,224

EXPENSES:
Investment advisory fee	265,200	299,375	307,904
Administration fee	57,511	41,226	29,783
Custodian fee	10,739	6,915	7,199
Legal and audit fee	62,754	52,840	42,853
Transfer agent fee	20,045	17,368	9,599
Trustees’ fees and expenses	7,695	7,414	5,030
Registration/filing fees	10,502	18,222	14,344
Reports to shareholder and printing fees	6,052	6,577	4,392
Distribution and service fees
Investor Class	11,566	4,847	5,997
Institutional Class	7,316	43,919	29,056
Class C	—	1,493	—
Class M	—	—	4
Chief compliance officer fee	3,816	3,101	2,146
ReFlow fees (Note 2)	—	—	17,966
Other	6,847	5,411	6,828

Total expenses before waiver	470,043	508,708	483,101
Less fees waived/reimbursed by investment advisor (Note 3)	—	—	(1,355)
Affiliated management fee waiver (Note 2)	—	(45)	—
Total Net Expenses	470,043	508,663	481,746

NET INVESTMENT INCOME/(LOSS):	1,890	(52,184)	(18,522)

Net realized loss on investments	(159,359)	(174,570)	(2,285,955)
Net realized loss on futures contracts	(96)	(15)	0
Net realized gain on swap contracts	13,858,299	12,548,227	213,464
Net change in unrealized appreciation/(depreciation) on investments	(276,576)	(303,244)	1,642,377
Net change in unrealized depreciation on swap contracts	(4,137,347)	(3,083,572)	(1,136,785)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND SWAP CONTRACTS	9,284,921	8,986,826	(1,566,899)

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,286,811	$8,934,642	$(1,585,421)

See Notes to Financial Statements	65	June 30, 2012

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

	FORWARD HIGH YIELD BOND FUND	FORWARD INVESTMENT GRADE FIXED-INCOME FUND
INVESTMENT INCOME:
Interest	$5,524,860	$963,311

Total Investment Income	5,524,860	963,311

EXPENSES:
Investment advisory fee	168,916	102,121
Investment sub-advisory fee	168,916	102,121
Administration fee	47,029	35,877
Custodian fee	7,181	9,148
Legal and audit fee	29,505	27,369
Transfer agent fee	19,681	15,620
Trustees’ fees and expenses	9,658	5,250
Registration/filing fees	31,892	12,884
Reports to shareholder and printing fees	6,577	3,663
Distribution and service fees
Investor Class	8,328	6,510
Institutional Class	48,995	8,191
Class C	4,971	—
Chief compliance officer fee	4,341	2,766
ReFlow fees (Note 2)	3,142	—
Other	5,859	3,456

Total Expenses	564,991	334,976

NET INVESTMENT INCOME:	4,959,869	628,335

Net realized gain on investments	2,931,227	1,433,091
Net realized loss on futures contracts	0	(9,763)
Net change in unrealized appreciation on investments	1,897,902	1,170,256
Net change in unrealized appreciation on futures contracts	0	515

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS	4,829,129	2,594,099

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,788,998	$3,222,434

June 30, 2012	66	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

	FORWARD STRATEGIC ALTERNATIVES FUND	FORWARD U.S. GOVERNMENT MONEY FUND
INVESTMENT INCOME:
Interest	$156,106	$375,796
Dividends	345,593	—
Dividends from affiliated investment company shares	134	—

Total Investment Income	501,833	375,796

EXPENSES:
Investment advisory fee	243,321	112,570
Administration fee	25,511	87,002
Custodian fee	5,233	9,217
Legal and audit fee	42,475	37,359
Transfer agent fee	9,208	40,782
Trustees’ fees and expenses	4,763	21,873
Registration/filing fees	12,700	23,657
Reports to shareholder and printing fees	2,241	12,565
Distribution and service fees
Investor Class	4,336	2,898
Institutional Class	27,037	—
Class A	—	1,570
Class C	—	18,396
Administrative services fees-Investor Class, Institutional Class, Class A and Class C	—	141,866
Chief compliance officer fee	2,221	9,652
ReFlow fees (Note 2)	5,952	—
Other	3,496	16,436

Total expenses before waiver	388,494	535,843
Less fees waived/reimbursed by investment advisor (Note 3)	0	(23,411)
Distribution and service fees
Investor Class	—	(2,898)
Class A	—	(1,570)
Class C	—	(18,396)
Affiliated management fee waiver (Note 2)	(985)	—
Administrative services fees — Investor Class, Institutional Class, Class A and Class C	—	(141,866)

Total Net Expenses	387,509	347,702

NET INVESTMENT INCOME:	114,324	28,094

Net realized gain on investments	1,517,582	12,264
Net realized gain on option contracts	101,015	0
Net realized loss on swap contracts	(776,506)	0
Net change in unrealized depreciation on investments	(2,379,206)	0
Net change in unrealized depreciation on options contracts	(188,740)	0
Net change in unrealized depreciation on swap contracts	(312,750)	0

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, OPTION CONTRACTS AND SWAP CONTRACTS	(2,038,605)	12,264

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,924,281)	$40,358

See Notes to Financial Statements	67	June 30, 2012

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

	FORWARD AGGRESSIVE GROWTH ALLOCATION FUND	FORWARD BALANCED ALLOCATION FUND	FORWARD GROWTH & INCOME ALLOCATION FUND
INVESTMENT INCOME:
Interest	$26	$50	$60
Dividends from affiliated investment company shares	279,862	620,366	623,841

Total Investment Income	279,888	620,416	623,901

EXPENSES:
Investment advisory fee	12,679	28,311	32,966
Administration fee	6,707	9,841	10,754
Custodian fee	3,948	5,216	4,780
Legal and audit fee	12,821	13,308	13,629
Transfer agent fee	7,701	6,504	14,176
Registration/filing fees	19,103	21,629	21,511
Reports to shareholder and printing fees	6,440	5,570	11,479
Distribution and service fees
Investor Class	11,514	16,777	17,691
Class A	8,134	10,854	22,519
Class C	21,616	55,517	108,005
Chief compliance officer fee	746	1,702	1,967
ReFlow fees (Note 2)	4,368	10,268	12,811
Other	3,001	4,929	4,319

Total expenses before waiver	118,778	190,426	276,607
Less fees waived/reimbursed by investment advisor (Note 3)	(12,679)	(28,311)	(32,966)
Less transfer agent fees reimbursed	(4,586)	(3,592)	(8,132)

Total Net Expenses	101,513	158,523	235,509

NET INVESTMENT INCOME:	178,375	461,893	388,392

Net realized gain/(loss) on affiliated investments	(952,923)	207,713	(1,476,170)
Net change in unrealized appreciation on affiliated investments	2,087,248	2,047,973	4,223,448

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,134,325	2,255,686	2,747,278

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,312,700	$2,717,579	$3,135,670

June 30, 2012	68	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

	FORWARD GROWTH ALLOCATION FUND	FORWARD INCOME & GROWTH ALLOCATION FUND	FORWARD INCOME BUILDER FUND
INVESTMENT INCOME:
Interest	$41	$36	$67
Dividends from affiliated investment company shares	742,858	865,558	493,493

Total Investment Income	742,899	865,594	493,560

EXPENSES:
Investment advisory fee	31,710	31,944	9,378
Administration fee	10,538	10,664	6,120
Custodian fee	4,401	4,175	3,784
Legal and audit fee	13,956	13,881	20,845
Transfer agent fee	15,717	2,803	2,026
Registration/filing fees	20,182	21,851	19,972
Reports to shareholder and printing fees	11,981	3,126	6,106
Distribution and service fees
Investor Class	19,430	7,084	5,455
Class A	21,807	2,020	394
Class C	94,616	23,569	27,522
Chief compliance officer fee	1,966	2,046	614
ReFlow fees (Note 2)	12,838	8,234	1,194
Other	4,310	3,476	2,713

Total expenses before waiver	263,452	134,873	106,123
Less fees waived/reimbursed by investment advisor (Note 3)	(31,710)	(31,944)	(9,378)
Less transfer agent fees reimbursed	(8,924)	(1,438)	(1,149)

Total Net Expenses	222,818	101,491	95,596

NET INVESTMENT INCOME:	520,081	764,103	397,964

Net realized gain/(loss) on affiliated investments	(2,516,452)	(715,668)	707,460
Net change in unrealized appreciation/(depreciation) on affiliated investments	4,997,784	3,205,040	(720,433)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	2,481,332	2,489,372	(12,973)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,001,413	$3,253,475	$384,991

See Notes to Financial Statements	69	June 30, 2012

Statement of Changes in Net Assets

	FORWARD COREPLUS FUND
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011
OPERATIONS:
Net investment income	$1,890	$827,569
Net realized gain/(loss) on investments	(159,359)	10,742,862
Net realized loss on option contracts	—	(290,669)
Net realized loss on futures contracts	(96)	(293,851)
Net realized gain/(loss) on swap contracts	13,858,299	(10,865,659)
Net change in unrealized depreciation on investments, option contracts, futures contracts and swap contracts	(4,413,923)	(3,342,387)

Net increase/(decrease) in net assets resulting from operations	9,286,811	(3,222,135)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	—	(9,698)
Institutional Class	—	(63,737)
Class Z	—	(517,826)

Total distributions	—	(591,261)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	656,593	289,812
Issued to shareholders in reinvestment of distributions	—	9,637
Cost of shares redeemed	(491,010)	(2,664,895)
Acquisition (Note 12)	—	3,087,687

Net increase from share transactions	165,583	722,241

Institutional Class
Proceeds from sale of shares	286,161	2,906,698
Issued to shareholders in reinvestment of distributions	—	53,543
Cost of shares redeemed	(3,483,082)	(11,797,082)
Acquisition (Note 12)	—	9,543,926

Net increase/(decrease) from share transactions	(3,196,921)	707,085

Class Z
Proceeds from sale of shares	5,100,000	106,075,000
Issued to shareholders in reinvestment of distributions	—	517,827
Cost of shares redeemed	(19,500,000)	(74,300,000)
Acquisition (Note 12)	—	44,922,975

Net increase/(decrease) from share transactions	(14,400,000)	77,215,802

Net increase/(decrease) in net assets	$(8,144,527)	$74,831,732

NET ASSETS:
Beginning of period	122,152,527	47,320,795

End of period (including accumulated net investment income of $1,890 and $0, respectively)	$114,008,000	$122,152,527

June 30, 2012	70	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD COREPLUS FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	25,344	11,280
Distributions reinvested	—	382
Redeemed	(18,736)	(107,580)
Acquisition (Note 12)	—	123,067

Net increase in shares outstanding	6,608	27,149

Institutional Class
Sold	10,788	112,025
Distributions reinvested	—	2,061
Redeemed	(128,852)	(459,768)
Acquisition (Note 12)	—	370,940

Net increase/(decrease) in shares outstanding	(118,064)	25,258

Class Z
Sold	190,677	4,155,826
Distributions reinvested	—	19,921
Redeemed	(749,705)	(2,933,646)
Acquisition (Note 12)	—	1,746,213

Net increase/(decrease) in shares outstanding	(559,028)	2,988,314

See Notes to Financial Statements	71	June 30, 2012

Statement of Changes in Net Assets

	FORWARD EXTENDED MARKETPLUS FUND
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011
OPERATIONS:
Net investment income/(loss)	$(52,184)	$950,770
Net realized loss on investments	(174,570)	(1,091,936)
Net realized loss on option contracts	—	(211,552)
Net realized loss on futures contracts	(15)	(578,847)
Net realized gain/(loss) on swap contracts	12,548,227	(12,566,747)
Net change in unrealized appreciation/(depreciation) on investments, option contracts, futures contracts and swap contracts	(3,386,816)	7,545,233

Net increase/(decrease) in net assets resulting from operations	8,934,642	(5,953,079)

DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	—	(10,898)
Institutional Class	—	(681,791)
Class C	—	(426)
Class Z	—	(253,950)

Total distributions	—	(947,065)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	78,525	566,327
Issued to shareholders in reinvestment of distributions	—	10,383
Cost of shares redeemed	(671,284)	(839,288)

Net decrease from share transactions	(592,759)	(262,578)

Institutional Class
Proceeds from sale of shares	2,235,366	16,958,120
Issued to shareholders in reinvestment of distributions	—	137,703
Cost of shares redeemed	(53,946,206)	(29,173,491)

Net decrease from share transactions	(51,710,840)	(12,077,668)

Class C
Proceeds from sale of shares	—	186,699
Issued to shareholders in reinvestment of distributions	—	402
Cost of shares redeemed	(14,099)	(553,964)

Net decrease from share transactions	(14,099)	(366,863)

Class Z
Proceeds from sale of shares	300,000	20,650,000
Issued to shareholders in reinvestment of distributions	—	253,951
Cost of shares redeemed	(2,175,000)	(51,572,737)

Net decrease from share transactions	(1,875,000)	(30,668,786)

Net decrease in net assets	$(45,258,056)	$(50,276,039)

NET ASSETS:
Beginning of period	111,078,361	161,354,400

End of period (including accumulated net investment loss of $(52,184) and $0, respectively)	$65,820,305	$111,078,361

June 30, 2012	72	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD EXTENDED MARKETPLUS FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	3,133	23,423
Distributions reinvested	—	402
Redeemed	(26,513)	(35,055)

Net decrease in shares outstanding	(23,380)	(11,230)

Institutional Class
Sold	83,979	655,456
Distributions reinvested	—	5,028
Redeemed	(2,005,641)	(1,129,266)

Net decrease in shares outstanding	(1,921,662)	(468,782)

Class C
Sold	—	7,554
Distributions reinvested	—	16
Redeemed	(601)	(21,908)

Net decrease in shares outstanding	(601)	(14,338)

Class Z
Sold	11,066	809,664
Distributions reinvested	—	9,274
Redeemed	(83,853)	(2,016,717)

Net decrease in shares outstanding	(72,787)	(1,197,779)

See Notes to Financial Statements	73	June 30, 2012

Statement of Changes in Net Assets

	FORWARD FRONTIER STRATEGY FUND
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011(a)
OPERATIONS:
Net investment income/(loss)	$(18,522)	$477,546
Net realized loss on investments	(2,285,955)	(245,919)
Net realized gain/(loss) on swap contracts	213,464	(13,249,655)
Net change in unrealized appreciation/(depreciation) on investments and swap contracts	505,592	(7,914,796)

Net decrease in net assets resulting from operations	(1,585,421)	(20,932,824)

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains on investments
Investor Class	—	(7,566)
Institutional Class	—	(144,299)
Class M	—	(22)
Class Z	—	(33,800)

Total distributions	—	(185,687)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	1,221,652	6,459,115
Issued to shareholders in reinvestment of distributions	—	3,019
Cost of shares redeemed	(1,134,702)	(6,868,257)

Net increase/(decrease) from share transactions	86,950	(406,123)

Institutional Class
Proceeds from sale of shares	28,960,385	61,908,065
Issued to shareholders in reinvestment of distributions	—	94,626
Cost of shares redeemed	(26,643,741)	(56,367,391)

Net increase from share transactions	2,316,644	5,635,300

Class M
Proceeds from sale of shares	—	10,983

Net increase from share transactions	—	10,983

Class Z
Proceeds from sale of shares	400,000	1,301,522
Issued to shareholders in reinvestment of distributions	—	33,800
Cost of shares redeemed	(3,550,000)	(53,025,000)

Net decrease from share transactions	(3,150,000)	(51,689,678)

Net decrease in net assets	$(2,331,827)	$(67,568,029)

NET ASSETS:
Beginning of period	73,261,923	140,829,952

End of period (including accumulated net investment loss of $(18,522) and $0, respectively)	$70,930,096	$73,261,923

June 30, 2012	74	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD FRONTIER STRATEGY FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011(a)
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	123,791	607,326
Distributions reinvested	—	299
Redeemed	(113,756)	(644,714)

Net increase/(decrease) in shares outstanding	10,035	(37,089)

Institutional Class
Sold	2,861,475	5,398,563
Distributions reinvested	—	9,332
Redeemed	(2,627,274)	(4,992,275)

Net increase in shares outstanding	234,201	415,620

Class M
Sold	—	886

Net increase in shares outstanding	—	886

Class Z
Sold	39,370	109,713
Distributions reinvested	—	3,330
Redeemed	(353,212)	(4,420,386)

Net decrease in shares outstanding	(313,842)	(4,307,343)

(a) The Forward Frontier Strategy Fund began offering Class M shares on May 2, 2011.

See Notes to Financial Statements	75	June 30, 2012

Statement of Changes in Net Assets

	FORWARD HIGH YIELD BOND FUND
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011
OPERATIONS:
Net investment income	$4,959,869	$10,545,737
Net realized gain/(loss) on investments	2,931,227	(1,533,177)
Net change in unrealized appreciation/(depreciation) on investments	1,897,902	(3,627,810)

Net increase in net assets resulting from operations	9,788,998	5,384,750

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(142,615)	(312,425)
Institutional Class	(3,560,202)	(6,594,422)
Class C	(32,418)	(65,516)
Class Z	(1,150,876)	(3,578,138)

Total distributions	(4,886,111)	(10,550,501)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	10,433,233	15,449,657
Issued to shareholders in reinvestment of distributions	141,735	306,467
Cost of shares redeemed	(2,408,679)	(21,745,409)

Net increase/(decrease) from share transactions	8,166,289	(5,989,285)

Institutional Class
Proceeds from sale of shares	33,055,291	104,368,137
Issued to shareholders in reinvestment of distributions	2,516,937	4,691,218
Cost of shares redeemed	(65,400,596)	(79,003,247)

Net increase/(decrease) from share transactions	(29,828,368)	30,056,108

Class C
Proceeds from sale of shares	167,643	372,609
Issued to shareholders in reinvestment of distributions	22,943	38,334
Cost of shares redeemed	(312,529)	(300,337)

Net increase/(decrease) from share transactions	(121,943)	110,606

Class Z
Proceeds from sale of shares	4,600,000	50,700,000
Cost of shares redeemed	(36,925,000)	(31,050,000)

Net increase/(decrease) from share transactions	(32,325,000)	19,650,000

Net increase/(decrease) in net assets	$(49,206,135)	$38,661,678

NET ASSETS:
Beginning of period	146,811,211	108,149,533

End of period (including accumulated net investment income of $94,470 and $20,712, respectively)	$97,605,076	$146,811,211

June 30, 2012	76	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD HIGH YIELD BOND FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	1,048,376	1,535,891
Distributions reinvested	14,168	30,275
Redeemed	(240,104)	(2,175,673)

Net increase/(decrease) in shares outstanding	822,440	(609,507)

Institutional Class
Sold	3,325,583	10,414,705
Distributions reinvested	252,349	471,219
Redeemed	(6,556,702)	(7,910,673)

Net increase/(decrease) in shares outstanding	(2,978,770)	2,975,251

Class C
Sold	16,686	36,715
Distributions reinvested	2,300	3,871
Redeemed	(31,357)	(29,261)

Net increase/(decrease) in shares outstanding	(12,371)	11,325

Class Z
Sold	456,924	5,104,507
Redeemed	(3,690,518)	(3,129,476)

Net increase/(decrease) in shares outstanding	(3,233,594)	1,975,031

See Notes to Financial Statements	77	June 30, 2012

Statement of Changes in Net Assets

	FORWARD INVESTMENT GRADE FIXED-INCOME FUND
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011
OPERATIONS:
Net investment income	$628,335	$3,413,226
Net realized gain on investments	1,433,091	2,185,539
Net realized gain on option contracts	—	6,120
Net realized gain/(loss) on futures contracts	(9,763)	113,249
Net change in unrealized appreciation on investments, option contracts and futures contracts	1,170,771	1,279,947

Net increase in net assets resulting from operations	3,222,434	6,998,081

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(31,993)	(112,331)
Institutional Class	(233,209)	(614,304)
Class Z	(960,781)	(2,971,408)

Total distributions	(1,225,983)	(3,698,043)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	587,009	1,994,650
Issued to shareholders in reinvestment of distributions	31,920	99,112
Cost of shares redeemed	(1,078,568)	(2,305,731)

Net decrease from share transactions	(459,639)	(211,969)

Institutional Class
Proceeds from sale of shares	389,878	23,940,003
Issued to shareholders in reinvestment of distributions	228,720	541,392
Cost of shares redeemed	(3,039,030)	(19,998,817)

Net increase/(decrease) from share transactions	(2,420,432)	4,482,578

Class Z
Proceeds from sale of shares	34,200,000	48,050,000
Cost of shares redeemed	(23,530,840)	(80,218,739)

Net increase/(decrease) from share transactions	10,669,160	(32,168,739)

Net increase/(decrease) in net assets	$9,785,540	$(24,598,092)

NET ASSETS:
Beginning of period	79,768,186	104,366,278

End of period (including accumulated net investment income/(loss) of $(575,266) and $22,382, respectively)	$89,553,726	$79,768,186

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	51,198	180,709
Distributions reinvested	2,791	9,035
Redeemed	(94,639)	(208,612)

Net decrease in shares outstanding	(40,650)	(18,868)

Institutional Class
Sold	34,164	2,162,403
Distributions reinvested	20,012	49,194
Redeemed	(265,703)	(1,810,512)

Net increase/(decrease) in shares outstanding	(211,527)	401,085

Class Z
Sold	2,990,722	4,291,007
Redeemed	(2,058,331)	(7,280,020)

Net increase/(decrease) in shares outstanding	932,391	(2,989,013)

June 30, 2012	78	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD STRATEGIC ALTERNATIVES FUND
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011
OPERATIONS:
Net investment income/(loss)	$114,324	$(114,852)
Net realized gain on investments	1,517,582	6,139,602
Net realized gain/(loss) on option contracts	101,015	(175,097)
Net realized loss on swap contracts	(776,506)	(2,116,686)
Net change in unrealized depreciation on investments and options contracts and swap contracts	(2,880,696)	(5,091,771)

Net decrease in net assets resulting from operations	(1,924,281)	(1,358,804)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	—	(5,874)
Institutional Class	—	(224,933)
Class Z	—	(79,179)

Total distributions	—	(309,986)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	431,468	713,670
Issued to shareholders in reinvestment of distributions	—	5,875
Cost of shares redeemed	(320,324)	(821,653)

Net increase/(decrease) from share transactions	111,144	(102,108)

Institutional Class
Proceeds from sale of shares	14,256,103	32,750,752
Issued to shareholders in reinvestment of distributions	—	61,963
Cost of shares redeemed	(9,955,370)	(44,646,508)

Net increase/(decrease) from share transactions	4,300,733	(11,833,793)

Class Z
Proceeds from sale of shares	700,000	4,400,000
Issued to shareholders in reinvestment of distributions	—	79,180
Cost of shares redeemed	(3,850,000)	(10,400,000)

Net decrease from share transactions	(3,150,000)	(5,920,820)

Net decrease in net assets	$(662,404)	$(19,525,511)

NET ASSETS:
Beginning of period	69,818,517	89,344,028

End of period (including accumulated net investment income of $156,320 and $41,996, respectively)	$69,156,113	$69,818,517

Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	39,604	62,911
Distributions reinvested	—	545
Redeemed	(29,087)	(72,731)

Net increase/(decrease) in shares outstanding	10,517	(9,275)

Institutional Class
Sold	1,288,460	2,904,559
Distributions reinvested	—	5,727
Redeemed	(913,275)	(3,979,398)

Net increase/(decrease) in shares outstanding	375,185	(1,069,112)

Class Z
Sold	64,566	388,936
Distributions reinvested	—	7,258
Redeemed	(356,096)	(926,824)

Net decrease in shares outstanding	(291,530)	(530,630)

See Notes to Financial Statements	79	June 30, 2012

Statement of Changes in Net Assets

	FORWARD U.S. GOVERNMENT MONEY FUND
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011
OPERATIONS:
Net investment income	$28,094	$73,303
Net realized gain on investments	12,264	2,081

Net increase in net assets resulting from operations	40,358	75,384

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(134)	(332)
Institutional Class	(16,438)	(32,557)
Class A	(130)	(231)
Class C	(371)	(296)
Class Z	(11,021)	(42,992)

Total distributions	(28,094)	(76,408)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	964,627	1,861,376
Issued to shareholders in reinvestment of distributions	86	446
Cost of shares redeemed	(567,165)	(3,182,862)

Net increase/(decrease) from share transactions	397,548	(1,321,040)

Institutional Class
Proceeds from sale of shares	70,333,379	267,359,910
Issued to shareholders in reinvestment of distributions	1,367	3,908
Cost of shares redeemed	(117,466,572)	(299,167,976)

Net decrease from share transactions	(47,131,826)	(31,804,158)

Class A
Proceeds from sale of shares	527,234	2,272,411
Issued to shareholders in reinvestment of distributions	94	280
Cost of shares redeemed	(1,119,578)	(2,225,246)

Net increase/(decrease) from share transactions	(592,250)	47,445

Class C
Proceeds from sale of shares	679,587	9,321,265
Issued to shareholders in reinvestment of distributions	289	269
Cost of shares redeemed	(3,884,698)	(5,155,474)

Net increase/(decrease) from share transactions	(3,204,822)	4,166,060

Class Z
Proceeds from sale of shares	107,339,114	436,910,382
Issued to shareholders in reinvestment of distributions	285	10
Cost of shares redeemed	(321,229,018)	(486,997,870)

Net decrease from share transactions	(213,889,619)	(50,087,478)

Net decrease in net assets	$(264,408,705)	$(79,000,195)

NET ASSETS:
Beginning of period	455,196,515	534,196,710

End of period (including accumulated net investment income of $901 and $901, respectively)	$190,787,810	$455,196,515

June 30, 2012	80	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD U.S. GOVERNMENT MONEY FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	964,627	1,861,376
Distributions reinvested	86	446
Redeemed	(567,165)	(3,182,862)

Net increase/(decrease) in shares outstanding	397,548	(1,321,040)

Institutional Class
Sold	70,333,379	267,359,910
Distributions reinvested	1,367	3,908
Redeemed	(117,466,572)	(299,167,975)

Net decrease in shares outstanding	(47,131,826)	(31,804,157)

Class A
Sold	527,234	2,272,411
Distributions reinvested	94	280
Redeemed	(1,119,578)	(2,225,246)

Net increase/(decrease) in shares outstanding	(592,250)	47,445

Class C
Sold	679,587	9,321,265
Distributions reinvested	289	269
Redeemed	(3,884,698)	(5,155,474)

Net increase/(decrease) in shares outstanding	(3,204,822)	4,166,060

Class Z
Sold	107,339,114	436,910,382
Distributions reinvested	285	10
Redeemed	(321,229,018)	(486,997,869)

Net decrease in shares outstanding	(213,889,619)	(50,087,477)

See Notes to Financial Statements	81	June 30, 2012

Statement of Changes in Net Assets

	FORWARD AGGRESSIVE GROWTH ALLOCATION FUND
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011
OPERATIONS:
Net investment income	$178,375	$134,040
Net realized loss on investments transactions and gain distributions of affiliated investment companies	(952,923)	(6,447,536)
Net change in unrealized appreciation on investments	2,087,248	4,324,462

Net increase/(decrease) in net assets resulting from operations	1,312,700	(1,989,034)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(32,466)	(17,622)
Institutional Class	(94,225)	(84,529)
Class A	(32,353)	(20,266)
Class C	(25,755)	(11,308)
From net realized gains on investments
Investor Class	—	(125,203)
Institutional Class	—	(293,644)
Class A	—	(123,893)
Class C	—	(118,602)

Total distributions	(184,799)	(795,067)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	190,661	899,199
Issued to shareholders in reinvestment of distributions	32,124	141,502
Cost of shares redeemed	(893,453)	(3,605,036)

Net decrease from share transactions	(670,668)	(2,564,335)

Institutional Class
Proceeds from sale of shares	3,772,793	13,452,980
Issued to shareholders in reinvestment of distributions	91,898	370,166
Cost of shares redeemed	(4,730,651)	(31,298,862)

Net decrease from share transactions	(865,960)	(17,475,716)

Class A
Proceeds from sale of shares	93,373	573,300
Issued to shareholders in reinvestment of distributions	31,872	144,095
Cost of shares redeemed	(948,921)	(2,992,808)

Net decrease from share transactions	(823,676)	(2,275,413)

Class C
Proceeds from sale of shares	305,734	1,356,954
Issued to shareholders in reinvestment of distributions	25,457	128,951
Cost of shares redeemed	(923,806)	(2,304,821)

Net decrease from share transactions	(592,615)	(818,916)

Net decrease in net assets	$(1,825,018)	$(25,918,481)

NET ASSETS:
Beginning of period	25,489,762	51,408,243

End of period (including accumulated net investment income/(loss) of $(2,043) and $4,381, respectively)	$23,664,744	$25,489,762

June 30, 2012	82	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD AGGRESSIVE GROWTH ALLOCATION FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	14,327	63,627
Distributions reinvested	2,512	11,217
Redeemed	(67,077)	(263,053)

Net decrease in shares outstanding	(50,238)	(188,209)

Institutional Class
Sold	272,286	939,599
Distributions reinvested	6,957	28,210
Redeemed	(343,280)	(2,163,174)

Net decrease in shares outstanding	(64,037)	(1,195,365)

Class A
Sold	6,908	40,280
Distributions reinvested	2,446	11,213
Redeemed	(68,521)	(211,565)

Net decrease in shares outstanding	(59,167)	(160,072)

Class C
Sold	23,997	104,112
Distributions reinvested	2,045	10,489
Redeemed	(71,424)	(178,795)

Net decrease in shares outstanding	(45,382)	(64,194)

See Notes to Financial Statements	83	June 30, 2012

Statement of Changes in Net Assets

	FORWARD BALANCED ALLOCATION FUND
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011
OPERATIONS:
Net investment income	$461,893	$2,325,036
Net realized gain/(loss) on investments transactions and gain distributions of affiliated investment companies	207,713	(9,656,026)
Net change in unrealized appreciation on investments	2,047,973	5,881,126

Net increase/(decrease) in net assets resulting from operations	2,717,579	(1,449,864)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(47,190)	(247,799)
Institutional Class	(322,398)	(1,514,783)
Class A	(50,493)	(302,583)
Class C	(53,157)	(256,804)
From net realized gains on investments
Investor Class	—	(256,543)
Institutional Class	—	(1,014,044)
Class A	—	(167,994)
Class C	—	(326,040)

Total distributions	(473,238)	(4,086,590)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	247,792	1,234,218
Issued to shareholders in reinvestment of distributions	47,190	504,340
Cost of shares redeemed	(3,312,537)	(5,295,735)

Net decrease from share transactions	(3,017,555)	(3,557,177)

Institutional Class
Proceeds from sale of shares	11,550,223	32,336,978
Issued to shareholders in reinvestment of distributions	307,699	1,948,002
Cost of shares redeemed	(16,975,569)	(66,007,693)

Net decrease from share transactions	(5,117,647)	(31,722,713)

Class A
Proceeds from sale of shares	107,920	1,566,121
Issued to shareholders in reinvestment of distributions	49,680	452,028
Cost of shares redeemed	(677,633)	(15,716,871)

Net decrease from share transactions	(520,033)	(13,698,722)

Class C
Proceeds from sale of shares	357,585	2,122,743
Issued to shareholders in reinvestment of distributions	46,317	492,762
Cost of shares redeemed	(2,545,099)	(6,492,491)

Net decrease from share transactions	(2,141,197)	(3,876,986)

Net decrease in net assets	$(8,552,091)	$(58,392,052)

NET ASSETS:
Beginning of period	62,652,409	121,044,461

End of period (including accumulated net investment income/(loss) of $(2,949) and $8,396, respectively)	$54,100,318	$62,652,409

June 30, 2012	84	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD BALANCED ALLOCATION FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	17,018	81,774
Distributions reinvested	3,236	35,075
Redeemed	(230,367)	(357,581)

Net decrease in shares outstanding	(210,113)	(240,732)

Institutional Class
Sold	791,485	2,147,630
Distributions reinvested	21,088	133,713
Redeemed	(1,171,674)	(4,366,939)

Net decrease in shares outstanding	(359,101)	(2,085,596)

Class A
Sold	7,384	101,078
Distributions reinvested	3,409	30,831
Redeemed	(46,541)	(1,029,543)

Net decrease in shares outstanding	(35,748)	(897,634)

Class C
Sold	24,441	139,586
Distributions reinvested	3,185	34,527
Redeemed	(175,179)	(436,597)

Net decrease in shares outstanding	(147,553)	(262,484)

See Notes to Financial Statements	85	June 30, 2012

Statement of Changes in Net Assets

	FORWARD GROWTH & INCOME ALLOCATION FUND
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011
OPERATIONS:
Net investment income	$388,392	$1,583,279
Net realized loss on investments transactions and gain distributions of affiliated investment companies	(1,476,170)	(10,612,102)
Net change in unrealized appreciation on investments	4,223,448	6,328,386

Net increase/(decrease) in net assets resulting from operations	3,135,670	(2,700,437)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(39,257)	(164,387)
Institutional Class	(200,813)	(792,313)
Class A	(86,129)	(285,374)
Class C	(72,891)	(340,825)
From net realized gains on investments
Investor Class	—	(32,344)
Institutional Class	—	(112,771)
Class A	—	(54,522)
Class C	—	(99,189)

Total distributions	(399,090)	(1,881,725)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	333,642	844,889
Issued to shareholders in reinvestment of distributions	39,257	196,731
Cost of shares redeemed	(1,899,112)	(6,097,482)

Net decrease from share transactions	(1,526,213)	(5,055,862)

Institutional Class
Proceeds from sale of shares	10,261,958	26,332,019
Issued to shareholders in reinvestment of distributions	194,241	763,697
Cost of shares redeemed	(13,309,209)	(44,076,632)

Net decrease from share transactions	(2,853,010)	(16,980,916)

Class A
Proceeds from sale of shares	395,169	860,195
Issued to shareholders in reinvestment of distributions	84,383	330,639
Cost of shares redeemed	(1,121,080)	(5,614,314)

Net decrease from share transactions	(641,528)	(4,423,480)

Class C
Proceeds from sale of shares	960,926	2,510,565
Issued to shareholders in reinvestment of distributions	70,611	423,222
Cost of shares redeemed	(3,941,873)	(11,154,498)

Net decrease from share transactions	(2,910,336)	(8,220,711)

Net decrease in net assets	$(5,194,507)	$(39,263,131)

NET ASSETS:
Beginning of period	67,656,572	106,919,703

End of period (including accumulated net investment income/(loss) of $(4,619) and $6,079, respectively)	$62,462,065	$67,656,572

June 30, 2012	86	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD GROWTH & INCOME ALLOCATION FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	23,106	56,427
Distributions reinvested	2,680	13,786
Redeemed	(130,240)	(409,502)

Net decrease in shares outstanding	(104,454)	(339,289)

Institutional Class
Sold	700,642	1,771,145
Distributions reinvested	13,239	53,089
Redeemed	(910,622)	(2,983,791)

Net decrease in shares outstanding	(196,741)	(1,159,557)

Class A
Sold	26,986	58,333
Distributions reinvested	5,773	23,224
Redeemed	(76,662)	(377,109)

Net decrease in shares outstanding	(43,903)	(295,552)

Class C
Sold	66,070	170,570
Distributions reinvested	4,843	29,934
Redeemed	(271,465)	(768,692)

Net decrease in shares outstanding	(200,552)	(568,188)

See Notes to Financial Statements	87	June 30, 2012

Statement of Changes in Net Assets

	FORWARD GROWTH ALLOCATION FUND
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011
OPERATIONS:
Net investment income	$520,081	$868,896
Net realized loss on investments transactions and gain distributions of affiliated investment companies	(2,516,452)	(11,496,746)
Net change in unrealized appreciation on investments	4,997,784	6,608,952

Net increase/(decrease) in net assets resulting from operations	3,001,413	(4,018,898)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(61,605)	(86,613)
Institutional Class	(251,843)	(466,326)
Class A	(104,992)	(158,860)
Class C	(115,148)	(154,765)
From net realized gains on investments
Investor Class	—	(447,495)
Institutional Class	—	(1,439,642)
Class A	—	(724,807)
Class C	—	(1,176,164)

Total distributions	(533,588)	(4,654,672)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	243,093	988,239
Issued to shareholders in reinvestment of distributions	61,478	533,935
Cost of shares redeemed	(1,084,478)	(5,344,220)

Net decrease from share transactions	(779,907)	(3,822,046)

Institutional Class
Proceeds from sale of shares	10,882,525	21,258,596
Issued to shareholders in reinvestment of distributions	233,719	1,675,173
Cost of shares redeemed	(13,536,602)	(39,179,863)

Net decrease from share transactions	(2,420,358)	(16,246,094)

Class A
Proceeds from sale of shares	187,511	649,618
Issued to shareholders in reinvestment of distributions	102,446	862,577
Cost of shares redeemed	(2,220,412)	(4,816,784)

Net decrease from share transactions	(1,930,455)	(3,304,589)

Class C
Proceeds from sale of shares	660,587	2,391,643
Issued to shareholders in reinvestment of distributions	106,506	1,253,858
Cost of shares redeemed	(4,449,706)	(8,461,289)

Net decrease from share transactions	(3,682,613)	(4,815,788)

Net decrease in net assets	$(6,345,508)	$(36,862,087)

NET ASSETS:
Beginning of period	65,434,030	102,296,117

End of period (including accumulated net investment income/(loss) of $(4,376) and $9,131, respectively)	$59,088,522	$65,434,030

June 30, 2012	88	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD GROWTH ALLOCATION FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	17,777	67,837
Distributions reinvested	4,629	40,870
Redeemed	(80,252)	(366,769)

Net decrease in shares outstanding	(57,846)	(258,062)

Institutional Class
Sold	795,648	1,458,607
Distributions reinvested	17,474	127,064
Redeemed	(993,599)	(2,678,735)

Net decrease in shares outstanding	(180,477)	(1,093,064)

Class A
Sold	13,764	44,071
Distributions reinvested	7,695	65,962
Redeemed	(162,525)	(328,439)

Net decrease in shares outstanding	(141,066)	(218,406)

Class C
Sold	48,792	166,448
Distributions reinvested	8,130	97,199
Redeemed	(329,218)	(584,379)

Net decrease in shares outstanding	(272,296)	(320,732)

See Notes to Financial Statements	89	June 30, 2012

Statement of Changes in Net Assets

	FORWARD INCOME & GROWTH ALLOCATION FUND
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011
OPERATIONS:
Net investment income	$764,103	$2,266,925
Net realized loss on investments transactions and gain distributions of affiliated investment companies	(715,668)	(2,471,337)
Net change in unrealized appreciation/(depreciation) on investments	3,205,040	(336,745)

Net increase/(decrease) in net assets resulting from operations	3,253,475	(541,157)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(28,403)	(129,993)
Institutional Class	(699,992)	(1,920,527)
Class A	(12,438)	(51,670)
Class C	(35,048)	(156,582)
From net realized gains on investments
Investor Class	—	(11,984)
Institutional Class	—	(174,428)
Class A	—	(3,852)
Class C	—	(17,846)

Total distributions	(775,881)	(2,466,882)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	213,008	733,127
Issued to shareholders in reinvestment of distributions	28,403	141,976
Cost of shares redeemed	(590,496)	(2,567,614)

Net decrease from share transactions	(349,085)	(1,692,511)

Institutional Class
Proceeds from sale of shares	12,617,205	24,846,008
Issued to shareholders in reinvestment of distributions	689,024	1,907,401
Cost of shares redeemed	(12,510,128)	(19,979,810)

Net increase from share transactions	796,101	6,773,599

Class A
Proceeds from sale of shares	13,697	399,585
Issued to shareholders in reinvestment of distributions	12,247	53,977
Cost of shares redeemed	(169,378)	(1,965,728)

Net decrease from share transactions	(143,434)	(1,512,166)

Class C
Proceeds from sale of shares	161,692	1,077,792
Issued to shareholders in reinvestment of distributions	34,237	169,273
Cost of shares redeemed	(1,696,717)	(2,132,939)

Net decrease from share transactions	(1,500,788)	(885,874)

Net increase/(decrease) in net assets	$1,280,388	$(324,991)

NET ASSETS:
Beginning of period	63,932,411	64,257,402

End of period (including accumulated net investment income/(loss) of $(1,785) and $9,993, respectively)	$65,212,799	$63,932,411

June 30, 2012	90	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD INCOME & GROWTH ALLOCATION FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	14,421	48,510
Distributions reinvested	1,914	9,640
Redeemed	(40,142)	(176,461)

Net decrease in shares outstanding	(23,807)	(118,311)

Institutional Class
Sold	852,152	1,678,722
Distributions reinvested	46,429	130,124
Redeemed	(847,571)	(1,352,844)

Net increase in shares outstanding	51,010	456,002

Class A
Sold	921	26,724
Distributions reinvested	826	3,655
Redeemed	(11,401)	(129,695)

Net decrease in shares outstanding	(9,654)	(99,316)

Class C
Sold	10,956	74,071
Distributions reinvested	2,317	11,604
Redeemed	(115,177)	(144,961)

Net decrease in shares outstanding	(101,904)	(59,286)

See Notes to Financial Statements	91	June 30, 2012

Statement of Changes in Net Assets

	FORWARD INCOME BUILDER FUND
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011
OPERATIONS:
Net investment income	$397,964	$970,170
Net realized gain/(loss) on investments	707,460	(665,327)
Net change in unrealized appreciation/(depreciation) on investments	(720,433)	838,079

Net increase in net assets resulting from operations	384,991	1,142,922

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(44,943)	(117,435)
Institutional Class	(250,973)	(637,346)
Class A	(7,270)	(23,785)
Class C	(102,285)	(187,201)

Total distributions	(405,471)	(965,767)

SHARE TRANSACTIONS:
Investor Class
Proceeds from sale of shares	137,868	1,148,564
Issued to shareholders in reinvestment of distributions	44,943	117,429
Cost of shares redeemed	(368,106)	(1,417,446)

Net decrease from share transactions	(185,295)	(151,453)

Institutional Class
Proceeds from sale of shares	3,025,992	7,090,811
Issued to shareholders in reinvestment of distributions	220,372	461,774
Cost of shares redeemed	(4,253,937)	(10,888,168)

Net decrease from share transactions	(1,007,573)	(3,335,583)

Class A
Proceeds from sale of shares	117,742	166,659
Issued to shareholders in reinvestment of distributions	7,152	22,652
Cost of shares redeemed	(69,002)	(761,173)

Net increase/(decrease) from share transactions	55,892	(571,862)

Class C
Proceeds from sale of shares	629,351	1,589,797
Issued to shareholders in reinvestment of distributions	88,335	145,235
Cost of shares redeemed	(620,110)	(1,070,084)

Net increase from share transactions	97,576	664,948

Net decrease in net assets	$(1,059,880)	$(3,216,795)

NET ASSETS:
Beginning of period	19,461,690	22,678,485

End of period (including accumulated net investment income/(loss) of $(1,727) and $5,780, respectively)	$18,401,810	$19,461,690

June 30, 2012	92	See Notes to Financial Statements

Statement of Changes in Net Assets

	FORWARD INCOME BUILDER FUND (continued)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)	YEAR ENDED DECEMBER 31, 2011
Other Information:
SHARE TRANSACTIONS:
Investor Class
Sold	9,404	78,658
Distributions reinvested	3,094	8,109
Redeemed	(25,225)	(97,377)

Net decrease in shares outstanding	(12,727)	(10,610)

Institutional Class
Sold	206,724	486,942
Distributions reinvested	15,142	31,874
Redeemed	(291,649)	(749,477)

Net decrease in shares outstanding	(69,783)	(230,661)

Class A
Sold	8,109	11,480
Distributions reinvested	492	1,562
Redeemed	(4,723)	(51,874)

Net increase/(decrease) in shares outstanding	3,878	(38,832)

Class C
Sold	43,211	109,402
Distributions reinvested	6,100	10,055
Redeemed	(42,679)	(73,680)

Net increase in shares outstanding	6,632	45,777

See Notes to Financial Statements	93	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward CorePlus Fund

	INVESTOR CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011(b)	YEAR ENDED DECEMBER 31, 2010(c)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$24.16		$24.59	$22.13	$17.58	$26.87		$25.49
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(d)	(0.06)		0.03	0.03	0.05	0.06		(0.01)
Net realized and unrealized gain/(loss) on investments	1.95		(0.42)	2.49	4.55	(9.19)		1.41

Total from Investment Operations	1.89		(0.39)	2.52	4.60	(9.13)		1.40

LESS DISTRIBUTIONS:
From investment income	—		(0.04)	(0.06)	(0.05)	(0.16)		(0.02)

Total Distributions	—		(0.04)	(0.06)	(0.05)	(0.16)		(0.02)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.89		(0.43)	2.46	4.55	(9.29)		1.38

NET ASSET VALUE, END OF PERIOD	$26.05		$24.16	$24.59	$22.13	$17.58		$26.87

TOTAL RETURN	7.82	%(e)	(1.59)%	11.44%	26.21%	(33.96)%		5.49%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$4,626		$4,131	$3,536	$736	$812		$2,037
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss)	(0.44	)%(f)	0.12%	0.12%	0.27%	0.26%		(0.05)%
Operating expenses	1.25	%(f)	1.19%	1.45%	1.48%	1.00	%(g)	1.47	%(g)
PORTFOLIO TURNOVER RATE	43	%(e)	231%	88%	106%	166%		191%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to January 20, 2011, the Forward CorePlus Fund was known as the Forward Large Cap Growth Fund.

(c) Prior to May 1, 2010, the Forward Large Cap Growth Fund was known as the Accessor Growth Fund.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

(g) The effect of any custody credits on the ratio is less than 0.01%.

June 30, 2012	94	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward CorePlus Fund

	INSTITUTIONAL CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011(b)	YEAR ENDED DECEMBER 31, 2010(c)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$24.84		$25.21	$22.67	$18.01	$27.48		$26.03
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(d)	(0.01)		0.13	0.12	0.11	0.06		0.08
Net realized and unrealized gain/(loss) on investments	2.00		(0.41)	2.56	4.68	(9.46)		1.44

Total from Investment Operations	1.99		(0.28)	2.68	4.79	(9.40)		1.52

LESS DISTRIBUTIONS:
From investment income	—		(0.09)	(0.14)	(0.13)	(0.07)		(0.07)

Total Distributions	—		(0.09)	(0.14)	(0.13)	(0.07)		(0.07)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	—	0.00	(e)	0.00	(e)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.99		(0.37)	2.54	4.66	(9.47)		1.45

NET ASSET VALUE, END OF PERIOD	$26.83		$24.84	$25.21	$22.67	$18.01		$27.48

TOTAL RETURN	8.01	%(f)	(1.14)%	11.88%	26.72%	(34.24)%		5.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$13,106		$15,064	$14,653	$20,757	$80,617		$161,713
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss)	(0.09	)%(g)	0.49%	0.52%	0.62%	0.26%		0.30%
Operating expenses	0.87	%(g)	0.81%	1.01%	1.06%	1.02	%(h)	1.12	%(h)
PORTFOLIO TURNOVER RATE	43	%(f)	231%	88%	106%	166%		191%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to January 20, 2011, the Forward CorePlus Fund was known as the Forward Large Cap Growth Fund.

(c) Prior to May 1, 2010, the Forward Large Cap Growth Fund was known as the Accessor Growth Fund.

(d) Per share amounts are based upon average shares outstanding.

(e) Amount represents less than $0.01 per share.

(f) Not Annualized.

(g) Annualized.

(h) The effect of any custody credits on the ratio is less than 0.01%.

See Notes to Financial Statements	95	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward CorePlus Fund

	CLASS Z
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011(a)	YEAR ENDED DECEMBER 31, 2010(b)	PERIOD ENDED DECEMBER 31, 2009(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$24.84		$25.20	$22.67	$18.35
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(d)	0.01		0.16	0.15	0.12
Net realized and unrealized gain/(loss) on investments	2.00		(0.42)	2.54	4.31

Total from Investment Operations	2.01		(0.26)	2.69	4.43

LESS DISTRIBUTIONS:
From investment income	—		(0.10)	(0.16)	(0.11)

Total Distributions	—		(0.10)	(0.16)	(0.11)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	2.01		(0.36)	2.53	4.32

NET ASSET VALUE, END OF PERIOD	$26.85		$24.84	$25.20	$22.67

TOTAL RETURN	8.09	%(e)	(1.05)%	11.95%	24.23	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$96,276		$102,958	$29,131	$69,017
RATIOS TO AVERAGE NET ASSETS:
Net investment income	0.04	%(f)	0.63%	0.65%	0.91	%(f)
Operating expenses	0.77	%(f)	0.71%	0.88%	0.93	%(f)
PORTFOLIO TURNOVER RATE	43	%(e)	231%	88%	106	%(g)

(a) Prior to January 20, 2011, the Forward CorePlus Fund was known as the Forward Large Cap Growth Fund.

(b) Prior to May 1, 2010, the Forward Large Cap Growth Fund Class Z was known as the Accessor Growth Fund Z Class.

(c) Commenced operations on May 5, 2009.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

(g) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

June 30, 2012	96	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Extended MarketPlus Fund

	INVESTOR CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011(b)	YEAR ENDED DECEMBER 31, 2010(c)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$23.09		$24.50	$23.19	$17.58	$29.76		$30.84
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(d)	(0.06)		0.05	0.06	0.04	(0.11)		(0.10)
Net realized and unrealized gain/(loss) on investments	1.57		(1.35)	5.63	5.63	(11.94)		(0.93)

Total from Investment Operations	1.51		(1.30)	5.69	5.67	(12.05)		(1.03)

LESS DISTRIBUTIONS:
From investment income	—		—	(4.38)	(0.06)	—		—
From capital gains	—		—	—	—	(0.13)		(0.05)
From return of capital	—		(0.11)	—	—	—		—

Total Distributions	—		(0.11)	(4.38)	(0.06)	(0.13)		(0.05)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	—	—		0.00	(e)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.51		(1.41)	1.31	5.61	(12.18)		(1.08)

NET ASSET VALUE, END OF PERIOD	$24.60		$23.09	$24.50	$23.19	$17.58		$29.76

TOTAL RETURN	6.58	%(h)	(5.37)%	24.60%	32.32%	(40.63)%		(3.35)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$1,787		$2,217	$2,627	$1,490	$1,744		$4,719
RATIOS TO AVERAGE NET ASSETS (excluding dividend expense):
Net investment income/(loss)(f)	(0.47	)%(i)	0.21%	0.24%	0.23%	(0.26)%		(0.27)%
Operating expenses(f)	1.42	%(i)(j)	1.34%	1.65%	1.77%	1.84	%(g)	1.68	%(g)
RATIOS TO AVERAGE NET ASSETS (including dividend expense):
Net investment income/(loss)(f)	(0.47	)%(i)	0.21%	0.24%	0.23%	(0.44)%		(0.33)%
Operating expenses(f)	1.42	%(i)(j)	1.34%	1.65%	1.77%	2.02	%(g)	1.74	%(g)
PORTFOLIO TURNOVER RATE	72	%(h)	40%	169%	84%	140%		57%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2011, the Forward Extended MarketPlus Fund was known as the Forward SMIDPlus Fund.

(c) Prior to September 20, 2010, the Forward SMIDPlus Fund was known as the Forward Small to Mid Cap Fund. Prior to May 1, 2010, the Forward Small to Mid Cap Fund was known as the Accessor Small to Mid Cap Fund.

(d) Per share amounts are based upon average shares outstanding.

(e) Amount represents less than $0.01 per share.

(f) Dividend expense totaled 0.00% of the average net assets for the six months ended June 30, 2012, and 0.00%, 0.00%, 0.00%, 0.18% and 0.06% of average net assets for the years ended December 31, 2011, 2010, 2009, 2008 and 2007, respectively.

(g) The effect of any custody credits on the ratio is less than 0.01%.

(h) Not Annualized.

(i) Annualized.

(j) Affiliated management fee waiver represents less than 0.005%.

See Notes to Financial Statements	97	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Extended MarketPlus Fund

	INSTITUTIONAL CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011(b)	YEAR ENDED DECEMBER 31, 2010(c)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$24.51		$25.93	$24.32	$18.42	$31.02		$32.06
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(d)	(0.01)		0.16	0.15	0.13	0.03		0.05
Net realized and unrealized gain/(loss) on investments	1.67		(1.42)	5.94	5.90	(12.50)		(0.97)

Total from Investment Operations	1.66		(1.26)	6.09	6.03	(12.47)		(0.92)

LESS DISTRIBUTIONS:
From investment income	—		—	(4.48)	(0.13)	—		(0.07)
From capital gains	—		—	—	—	(0.13)		(0.05)
From return of capital	—		(0.16)	—	—	—		—

Total Distributions	—		(0.16)	(4.48)	(0.13)	(0.13)		(0.12)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	—	0.00	(e)	0.00	(e)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.66		(1.42)	1.61	5.90	(12.60)		(1.04)

NET ASSET VALUE, END OF PERIOD	$26.17		$24.51	$25.93	$24.32	$18.42		$31.02

TOTAL RETURN	6.77	%(h)	(4.94)%	25.13%	32.90%	(40.33)%		(2.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$54,518		$98,153	$116,005	$126,090	$138,263		$291,934
RATIOS TO AVERAGE NET ASSETS (excluding dividend expense):
Net investment income/(loss)(f)	(0.11	)%(i)	0.62%	0.58%	0.68%	0.28%		0.21%
Operating expenses(f)	1.02	%(i)(j)	0.94%	1.26%	1.33%	1.34	%(g)	1.20	%(g)
RATIOS TO AVERAGE NET ASSETS (including dividend expense):
Net investment income/(loss)(f)	(0.11	)%(i)	0.62%	0.58%	0.68%	0.10%		0.15%
Operating expenses(f)	1.02	%(i)(j)	0.94%	1.26%	1.33%	1.52	%(g)	1.26	%(g)
PORTFOLIO TURNOVER RATE	72	%(h)	40%	169%	84%	140%		57%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2011, the Forward Extended MarketPlus Fund was known as the Forward SMIDPlus Fund.

(c) Prior to September 20, 2010, the Forward SMIDPlus Fund was known as the Forward Small to Mid Cap Fund. Prior to May 1, 2010, the Forward Small to Mid Cap Fund was known as the Accessor Small to Mid Cap Fund.

(d) Per share amounts are based upon average shares outstanding.

(e) Amount represents less than $0.01 per share.

(f) Dividend expense totaled 0.00% of the average net assets for the six months ended June 30, 2012, and 0.00%, 0.00%, 0.00%, 0.18% and 0.06% of average net assets for the years ended December 31, 2011, 2010, 2009, 2008 and 2007, respectively.

(g) The effect of any custody credits on the ratio is less than 0.01%.

(h) Not Annualized.

(i) Annualized.

(j) Affiliated management fee waiver represents less than 0.005%.

June 30, 2012	98	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Extended MarketPlus Fund

	CLASS C(a)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011(b)	YEAR ENDED DECEMBER 31, 2010(c)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$22.67		$24.09	$22.92	$17.42	$29.65		$30.88
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(d)	(0.11)		(0.05)	(0.08)	(0.05)	(0.25)		(0.27)
Net realized and unrealized gain/(loss) on investments	1.54		(1.36)	5.54	5.56	(11.85)		(0.91)

Total from Investment Operations	1.43		(1.41)	5.46	5.51	(12.10)		(1.18)

LESS DISTRIBUTIONS:
From investment income	—		—	(4.29)	(0.01)	—		—
From capital gains	—		—	—	—	(0.13)		(0.05)
From return of capital	—		(0.01)	—	—	—		—

Total Distributions	—		(0.01)	(4.29)	(0.01)	(0.13)		(0.05)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.43		(1.42)	1.17	5.50	(12.23)		(1.23)

NET ASSET VALUE, END OF PERIOD	$24.10		$22.67	$24.09	$22.92	$17.42		$29.65

TOTAL RETURN(e)	6.31	%(h)	(5.96)%	23.97%	31.66%	(40.95)%		(3.83)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$296		$292	$656	$501	$699		$3,250
RATIOS TO AVERAGE NET ASSETS (excluding dividend expense):
Net investment loss(f)	(0.94	)%(i)	(0.20)%	(0.32)%	(0.28)%	(0.79)%		(0.79)%
Operating expenses(f)	1.92	%(i)(j)	1.84%	2.16%	2.27%	2.35	%(g)	2.20	%(g)
RATIOS TO AVERAGE NET ASSETS (including dividend expense):
Net investment loss(f)	(0.94	)%(i)	(0.20)%	(0.32)%	(0.28)%	(0.97)%		(0.85)%
Operating expenses(f)	1.92	%(i)(j)	1.84%	2.16%	2.27%	2.53	%(g)	2.26	%(g)
PORTFOLIO TURNOVER RATE	72	%(h)	40%	169%	84%	140%		57%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2011, the Forward Extended MarketPlus Fund was known as the Forward SMIDPlus Fund.

(c) Prior to September 20, 2010, the Forward SMIDPlus Fund was known as the Forward Small to Mid Cap Fund. Prior to May 1, 2010, the Forward Small to Mid Cap Fund Class C was known as the Accessor Small to Mid Cap Fund C Class.

(d) Per share amounts are based upon average shares outstanding.

(e) Total return does not reflect the effect of sales charges.

(f) Dividend expense totaled 0.00% of the average net assets for the six months ended June 30, 2012, and 0.00%, 0.00%, 0.00%, 0.18% and 0.06% of average net assets for the years ended December 31, 2011, 2010, 2009, 2008 and 2007, respectively.

(g) The effect of any custody credits on the ratio is less than 0.01%.

(h) Not Annualized.

(i) Annualized.

(j) Affiliated management fee waiver represents less than 0.005%.

See Notes to Financial Statements	99	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Extended MarketPlus Fund

	CLASS Z
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011(a)	YEAR ENDED DECEMBER 31, 2010(b)	PERIOD ENDED DECEMBER 31, 2009(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$24.52		$25.93	$24.31	$19.31
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(d)	0.01		0.22	0.17	0.09
Net realized and unrealized gain/(loss) on investments	1.66		(1.46)	5.96	5.00

Total from Investment Operations	1.67		(1.24)	6.13	5.09

LESS DISTRIBUTIONS:
From investment income	—		—	(4.51)	(0.09)
From return of capital	—		(0.17)	—	—

Total Distributions	—		(0.17)	(4.51)	(0.09)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	1.67		(1.41)	1.62	5.00

NET ASSET VALUE, END OF PERIOD	$26.19		$24.52	$25.93	$24.31

TOTAL RETURN	6.81	%(e)	(4.85)%	25.32%	26.43	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$9,219		$10,416	$42,067	$41,580
RATIOS TO AVERAGE NET ASSETS:
Net investment income	0.04	%(f)	0.82%	0.67%	0.60	%(f)
Operating expenses	0.92	%(f)(h)	0.83%	1.17%	1.24	%(f)
PORTFOLIO TURNOVER RATE	72	%(e)	40%	169%	84	%(g)

(a) Prior to May 1, 2011, the Forward Extended MarketPlus Fund was known as the Forward SMIDPlus Fund.

(b) Prior to September 20, 2010, the Forward SMIDPlus Fund was known as the Forward Small to Mid Cap Fund. Prior to May 1, 2010, the Forward Small to Mid Cap Fund Class Z was known as the Accessor Small to Mid Cap Fund Z Class.

(c) Commenced operations on May 5, 2009.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

(g) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

(h) Affiliated management fee waiver represents less than 0.005%.

June 30, 2012	100	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Frontier Strategy Fund

	INVESTOR CLASS
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011(a)	YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.87		$12.43	$11.32	$12.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(d)	(0.02)		0.03	0.04	(0.08)
Net realized and unrealized gain/(loss) on investments	(0.20)		(2.57)	2.29	0.45

Total from Investment Operations	(0.22)		(2.54)	2.33	0.37

LESS DISTRIBUTIONS:
From investment income	—		—	(1.09)	(0.86)
From capital gains	—		(0.02)	(0.13)	(0.19)

Total Distributions	—		(0.02)	(1.22)	(1.05)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.22)		(2.56)	1.11	(0.68)

NET ASSET VALUE, END OF PERIOD	$9.65		$9.87	$12.43	$11.32

TOTAL RETURN	(2.33	)%(e)	(20.40)%	20.76%	3.03%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$3,049		$3,021	$4,267	$1,124
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss) including reimbursement/waiver	(0.33	)%(f)	0.23%	0.30%	(0.67)%
Operating expenses including reimbursement/waiver	1.64	%(f)(g)	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	1.64	%(f)	1.54%	1.44%	1.38%
PORTFOLIO TURNOVER RATE	26	%(e)	116%	50%	79%

(a) Prior to May 1, 2011, the Forward Frontier Strategy Fund was known as the Forward Frontier MarketStrat Fund.

(b) Prior to September 20, 2010, the Forward Frontier MarketStrat Fund was known as the Forward Frontier Markets Fund. Prior to May 1, 2010, the Forward Frontier Markets Fund was known as the Accessor Frontier Markets Fund.

(c) Commenced operations on December 31, 2008.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

(g) Effective June 8, 2012, the Advisor agreed to limit expenses at 1.49%.

See Notes to Financial Statements	101	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Frontier Strategy Fund

	INSTITUTIONAL CLASS
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011(a)	YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.90		$12.43	$11.31	$12.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(d)	(0.00	)(e)	0.06	0.04	(0.08)
Net realized and unrealized gain/(loss) on investments	(0.23)		(2.57)	2.32	0.43

Total from Investment Operations	(0.23)		(2.51)	2.36	0.35

LESS DISTRIBUTIONS:
From investment income	—		—	(1.11)	(0.85)
From capital gains	—		(0.02)	(0.13)	(0.19)

Total Distributions	—		(0.02)	(1.24)	(1.04)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.23)		(2.53)	1.12	(0.69)

NET ASSET VALUE, END OF PERIOD	$9.67		$9.90	$12.43	$11.31

TOTAL RETURN	(2.32	)%(f)	(20.16)%	21.11%	2.89%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$57,647		$56,664	$65,985	$13,105
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss) including reimbursement/waiver	(0.04	)%(g)	0.51%	0.34%	(0.69)%
Operating expenses including reimbursement/waiver	1.33	%(g)(h)	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	1.33	%(g)	1.24%	1.21%	1.39%
PORTFOLIO TURNOVER RATE	26	%(f)	116%	50%	79%

(a) Prior to May 1, 2011, the Forward Frontier Strategy Fund was known as the Forward Frontier MarketStrat Fund.

(b) Prior to September 20, 2010, the Forward Frontier MarketStrat Fund was known as the Forward Frontier Markets Fund. Prior to May 1, 2010, the Forward Frontier Markets Fund was known as the Accessor Frontier Markets Fund.

(c) Commenced operations on December 31, 2008.

(d) Per share amounts are based upon average shares outstanding.

(e) Amount represents less than $0.01 per share.

(f) Not Annualized.

(g) Annualized.

(h) Effective June 8, 2012, the Advisor agreed to limit expenses at 1.19%.

June 30, 2012	102	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Frontier Strategy Fund

	CLASS M
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		PERIOD ENDED DECEMBER 31, 2011(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.90		$12.39
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(b)	(0.00	)(c)	0.02
Net realized and unrealized loss on investments	(0.23)		(2.49)

Total from Investment Operations	(0.23)		(2.47)

LESS DISTRIBUTIONS:
From capital gains	—		(0.02)

Total Distributions	—		(0.02)

NET DECREASE IN NET ASSET VALUE	(0.23)		(2.49)

NET ASSET VALUE, END OF PERIOD	$9.67		$9.90

TOTAL RETURN	(2.32	)%(d)	(19.90	)%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$9		$9
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss) including waiver/reimbursement	(0.04	)%(e)	0.30	%(e)
Operating expenses including waiver/reimbursement	1.33	%(e)(f)	n/a
Operating expenses excluding waiver/reimbursement	1.33	%(e)	1.25	%(e)
PORTFOLIO TURNOVER RATE	26	%(d)	116	%(g)

(a) The Fund began offering Class M Shares on May 2, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) Not Annualized.

(e) Annualized.

(f) Effective June 8, 2012, the Advisor agreed to limit expenses at 1.19%.

(g) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

See Notes to Financial Statements	103	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Frontier Strategy Fund

	CLASS Z
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011(a)	YEAR ENDED DECEMBER 31, 2010(b)	PERIOD ENDED DECEMBER 31, 2009(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.92		$12.43	$11.31	$10.85
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(d)	(0.00	)(e)	0.06	0.08	(0.03)
Net realized and unrealized gain/(loss) on investments	(0.22)		(2.55)	2.29	1.54

Total from Investment Operations	(0.22)		(2.49)	2.37	1.51

LESS DISTRIBUTIONS:
From investment income	—		—	(1.12)	(0.86)
From capital gains	—		(0.02)	(0.13)	(0.19)

Total Distributions	—		(0.02)	(1.25)	(1.05)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.22)		(2.51)	1.12	0.46

NET ASSET VALUE, END OF PERIOD	$9.70		$9.92	$12.43	$11.31

TOTAL RETURN	(2.22	)%(f)	(20.00)%	21.17%	13.86	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$10,226		$13,569	$70,578	$23,531
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss) including reimbursement/waiver	(0.03	)%(g)	0.51%	0.64%	(0.38	)%(g)
Operating expenses including reimbursement/waiver	1.25	%(g)(h)	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	1.25	%(g)	1.13%	1.13%	1.15	%(g)
PORTFOLIO TURNOVER RATE	26	%(f)	116%	50%	79	%(i)

(a) Prior to May 1, 2011, the Forward Frontier Strategy Fund was known as the Forward Frontier MarketStrat Fund.

(b) Prior to September 20, 2010, the Forward Frontier MarketStrat Fund was known as the Forward Frontier Markets Fund. Prior to May 1, 2010, the Forward Frontier Markets Fund Class Z was known as the Accessor Frontier Markets Fund Z Class.

(c) Commenced operations on May 5, 2009.

(d) Per share amounts are based upon average shares outstanding.

(e) Amount represents less than $0.01 per share.

(f) Not Annualized.

(g) Annualized.

(h) Effective June 8, 2012, the Advisor agreed to limit expenses at 1.09%.

(i) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

June 30, 2012	104	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward High Yield Bond Fund

	INVESTOR CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$9.73		$10.04	$9.53	$7.45	$10.45		$11.01
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.35		0.69	0.76	0.80	0.71		0.76
Net realized and unrealized gain/(loss) on investments	0.32		(0.33)	0.51	2.06	(2.98)		(0.56)

Total from Investment Operations	0.67		0.36	1.27	2.86	(2.27)		0.20

LESS DISTRIBUTIONS:
From investment income	(0.35)		(0.67)	(0.76)	(0.78)	(0.73)		(0.76)

Total Distributions	(0.35)		(0.67)	(0.76)	(0.78)	(0.73)		(0.76)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.32		(0.31)	0.51	2.08	(3.00)		(0.56)

NET ASSET VALUE, END OF PERIOD	$10.05		$9.73	$10.04	$9.53	$7.45		$10.45

TOTAL RETURN	6.98	%(e)	3.61%	13.85%	39.61%	(22.54)%		1.85%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$10,257		$1,925	$8,105	$4,390	$486		$1,850
RATIOS TO AVERAGE NET ASSETS:
Net investment income	7.00	%(f)	6.90%	7.77%	8.97%	7.32%		7.02%
Operating expenses	1.26	%(f)	1.28%	1.37%	1.41%	1.45	%(d)	1.29	%(d)
PORTFOLIO TURNOVER RATE	90	%(e)	320%	296%	202%	110%		86%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward High Yield Bond Fund was known as the Accessor High Yield Bond Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) The effect of any custody credits on the ratio is less than 0.01%.

(e) Not Annualized.

(f) Annualized.

See Notes to Financial Statements	105	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward High Yield Bond Fund

	INSTITUTIONAL CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$9.70		$10.03	$9.53	$7.45	$10.44		$11.01
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.36		0.73	0.81	0.83	0.77		0.80
Net realized and unrealized gain/(loss) on investments	0.33		(0.33)	0.50	2.07	(2.98)		(0.57)

Total from Investment Operations	0.69		0.40	1.31	2.90	(2.21)		0.23

LESS DISTRIBUTIONS:
From investment income	(0.37)		(0.73)	(0.81)	(0.82)	(0.78)		(0.80)

Total Distributions	(0.37)		(0.73)	(0.81)	(0.82)	(0.78)		(0.80)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	—	0.00	(d)	0.00	(d)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.32		(0.33)	0.50	2.08	(2.99)		(0.57)

NET ASSET VALUE, END OF PERIOD	$10.02		$9.70	$10.03	$9.53	$7.45		$10.44

TOTAL RETURN	7.20	%(e)	4.06%	14.31%	40.36%	(22.16)%		2.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$71,113		$97,719	$71,182	$76,640	$50,902		$72,604
RATIOS TO AVERAGE NET ASSETS:
Net investment income	7.34	%(f)	7.30%	8.29%	9.64%	8.16%		7.38%
Operating expenses	0.85	%(f)	0.85%	0.97%	0.99%	0.96	%(g)	0.91	%(g)
PORTFOLIO TURNOVER RATE	90	%(e)	320%	296%	202%	110%		86%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward High Yield Bond Fund was known as the Accessor High Yield Bond Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Not Annualized.

(f) Annualized.

(g) The effect of any custody credits on the ratio is less than 0.01%.

June 30, 2012	106	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward High Yield Bond Fund

	CLASS C(a)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$9.70		$10.03	$9.52	$7.44	$10.43		$10.99
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.32		0.64	0.72	0.74	0.67		0.69
Net realized and unrealized gain/(loss) on investments	0.33		(0.33)	0.49	2.08	(2.98)		(0.56)

Total from Investment Operations	0.65		0.31	1.21	2.82	(2.31)		0.13

LESS DISTRIBUTIONS:
From investment income	(0.33)		(0.64)	(0.70)	(0.74)	(0.68)		(0.69)

Total Distributions	(0.33)		(0.64)	(0.70)	(0.74)	(0.68)		(0.69)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.32		(0.33)	0.51	2.08	(2.99)		(0.56)

NET ASSET VALUE, END OF PERIOD	$10.02		$9.70	$10.03	$9.52	$7.44		$10.43

TOTAL RETURN(d)	6.73	%(e)	3.13%	13.18%	39.12%	(22.97)%		1.17%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$939		$1,029	$950	$760	$623		$1,416
RATIOS TO AVERAGE NET ASSETS:
Net investment income	6.45	%(f)	6.40%	7.37%	8.66%	7.03%		6.37%
Operating expenses	1.75	%(f)	1.76%	1.87%	1.92%	1.96	%(g)	1.89	%(g)
PORTFOLIO TURNOVER RATE	90	%(e)	320%	296%	202%	110%		86%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward High Yield Bond Fund Class C was known as the Accessor High Yield Bond Fund C Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) The effect of any custody credits on the ratio is less than 0.01%.

See Notes to Financial Statements	107	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward High Yield Bond Fund

	CLASS Z
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(a)	PERIOD ENDED DECEMBER 31, 2009(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.69		$10.02	$9.53	$8.35
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.37		0.74	0.82	0.55
Net realized and unrealized gain/(loss) on investments	0.33		(0.33)	0.49	1.20

Total from Investment Operations	0.70		0.41	1.31	1.75

LESS DISTRIBUTIONS:
From investment income	(0.38)		(0.74)	(0.82)	(0.57)

Total Distributions	(0.38)		(0.74)	(0.82)	(0.57)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.32		(0.33)	0.49	1.18

NET ASSET VALUE, END OF PERIOD	$10.01		$9.69	$10.02	$9.53

TOTAL RETURN	7.26	%(d)	4.16%	14.34%	21.52	%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$15,296		$46,138	$27,913	$25,288
RATIOS TO AVERAGE NET ASSETS:
Net investment income	7.41	%(e)	7.37%	8.38%	9.37	%(e)
Operating expenses	0.74	%(e)	0.75%	0.87%	0.90	%(e)
PORTFOLIO TURNOVER RATE	90	%(d)	320%	296%	202	%(f)

(a) Prior to May 1, 2010, the Forward High Yield Bond Fund Class Z was known as the Accessor High Yield Bond Fund Z Class.

(b) Commenced operations on May 5, 2009.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

June 30, 2012	108	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Investment Grade Fixed-Income Fund

	INVESTOR CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$11.30		$10.80	$10.40	$9.99	$10.85		$11.23
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.06		0.38	0.32	0.55	0.51		0.70
Net realized and unrealized gain/(loss) on investments	0.35		0.52	0.46	0.42	(0.83)		(0.36)

Total from Investment Operations	0.41		0.90	0.78	0.97	(0.32)		0.34

LESS DISTRIBUTIONS:
From investment income	(0.14)		(0.40)	(0.38)	(0.52)	(0.54)		(0.72)
From capital gains	—		—	—	(0.04)	—		—

Total Distributions	(0.14)		(0.40)	(0.38)	(0.56)	(0.54)		(0.72)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.27		0.50	0.40	0.41	(0.86)		(0.38)

NET ASSET VALUE, END OF PERIOD	$11.57		$11.30	$10.80	$10.40	$9.99		$10.85

TOTAL RETURN	3.66	%(d)	8.55%	7.59%	10.12%	(2.85)%		3.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$2,686		$3,082	$3,150	$1,027	$1,260		$7,083
RATIOS TO AVERAGE NET ASSETS:
Net investment income	1.07	%(e)	3.41%	2.95%	5.47%	4.91%		6.45%
Operating expenses	1.30	%(e)	1.28%	1.29%	1.45%	1.33	%(f)	1.29	%(f)
PORTFOLIO TURNOVER RATE	95	%(d)	157%	133%	463%	260%		72%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Investment Grade Fixed-Income Fund was known as the Accessor Investment Grade Fixed-Income Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) The effect of any custody credits on the ratio is less than 0.01%.

See Notes to Financial Statements	109	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Investment Grade Fixed-Income Fund

	INSTITUTIONAL CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$11.30		$10.80	$10.41	$9.99	$10.86		$11.24
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.08		0.40	0.34	0.59	0.56		0.75
Net realized and unrealized gain/(loss) on investments	0.35		0.55	0.49	0.44	(0.84)		(0.36)

Total from Investment Operations	0.43		0.95	0.83	1.03	(0.28)		0.39

LESS DISTRIBUTIONS:
From investment income	(0.16)		(0.45)	(0.44)	(0.57)	(0.59)		(0.77)
From capital gains	—		—	—	(0.04)	—		—

Total Distributions	(0.16)		(0.45)	(0.44)	(0.61)	(0.59)		(0.77)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.27		0.50	0.39	0.42	(0.87)		(0.38)

NET ASSET VALUE, END OF PERIOD	$11.57		$11.30	$10.80	$10.41	$9.99		$10.86

TOTAL RETURN	3.86	%(d)	8.98%	8.03%	10.69%	(2.43)%		3.64%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$15,287		$17,316	$12,220	$18,176	$63,900		$71,409
RATIOS TO AVERAGE NET ASSETS:
Net investment income	1.47	%(e)	3.66%	3.11%	5.90%	5.49%		6.87%
Operating expenses	0.89	%(e)	0.88%	0.91%	1.04%	0.88	%(f)	0.79	%(f)
PORTFOLIO TURNOVER RATE	95	%(d)	157%	133%	463%	260%		72%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Investment Grade Fixed-Income Fund was known as the Accessor Investment Grade Fixed-Income Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) The effect of any custody credits on the ratio is less than 0.01%.

June 30, 2012	110	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Investment Grade Fixed-Income Fund

	CLASS Z
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(a)	PERIOD ENDED DECEMBER 31, 2009(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.29		$10.79	$10.40	$9.65
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.09		0.42	0.35	0.31
Net realized and unrealized gain on investments	0.35		0.54	0.49	0.79

Total from Investment Operations	0.44		0.96	0.84	1.10

LESS DISTRIBUTIONS:
From investment income	(0.17)		(0.46)	(0.45)	(0.35)

Total Distributions	(0.17)		(0.46)	(0.45)	(0.35)

NET INCREASE IN NET ASSET VALUE	0.27		0.50	0.39	0.75

NET ASSET VALUE, END OF PERIOD	$11.56		$11.29	$10.79	$10.40

TOTAL RETURN	3.92	%(d)	9.10%	8.17%	11.56	%(d)
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$71,580		$59,371	$88,997	$90,944
RATIOS TO AVERAGE NET ASSETS:
Net investment income	1.57	%(e)	3.84%	3.26%	4.60	%(e)
Operating expenses	0.78	%(e)	0.77%	0.80%	0.89	%(e)
PORTFOLIO TURNOVER RATE	95	%(d)	157%	133%	463	%(f)

(a) Prior to May 1, 2010, the Forward Investment Grade Fixed-Income Fund Class Z was known as the Accessor Investment Grade Fixed-Income Fund Z Class.

(b) Commenced operations on May 5, 2009.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

See Notes to Financial Statements	111	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Strategic Alternatives Fund

			INVESTOR CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.79		$11.07	$11.43	$10.27
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(d)	0.00	(e)	(0.05)	0.04	0.15
Net realized and unrealized gain/(loss) on investments	(0.27)		(0.20)	(0.19)	1.12

Total from Investment Operations	(0.27)		(0.25)	(0.15)	1.27

LESS DISTRIBUTIONS:
From investment income	—		(0.03)	(0.19)	(0.11)
Tax return of capital	—		—	(0.02)	—

Total Distributions	—		(0.03)	(0.21)	(0.11)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.27)		(0.28)	(0.36)	1.16

NET ASSET VALUE, END OF PERIOD	$10.52		$10.79	$11.07	$11.43

TOTAL RETURN	(2.50	)%(f)	(2.25)%	(1.19)%	12.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$2,131		$2,072	$2,229	$668
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss)	0.02	%(g)	(0.43)%	0.32%	1.33%
Operating expenses	1.42	%(g)(h)	1.35%	1.28%	1.04%
PORTFOLIO TURNOVER RATE	107	%(f)	163%	98%	76%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Strategic Alternatives Fund was known as the Accessor Strategic Alternatives Fund.

(c) Commenced operations on December 31, 2008.

(d) Per share amounts are based upon average shares outstanding.

(e) Amount represents less than $0.01 per share.

(f) Not Annualized.

(g) Annualized.

(h) Affiliated management fee waiver represents less than 0.005%.

June 30, 2012	112	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Strategic Alternatives Fund

	INSTITUTIONAL CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	PERIOD ENDED DECEMBER 31, 2008(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.80		$11.07	$11.42	$10.27	$12.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(d)	0.02		(0.02)	0.06	0.10	0.16
Net realized and unrealized gain/(loss) on investments	(0.27)		(0.20)	(0.18)	1.15	(1.74)

Total from Investment Operations	(0.25)		(0.22)	(0.12)	1.25	(1.58)

LESS DISTRIBUTIONS:
From investment income	—		(0.05)	(0.21)	(0.10)	(0.15)
Tax return of capital	—		—	(0.02)	—	—

Total Distributions	—		(0.05)	(0.23)	(0.10)	(0.15)

REDEMPTION FEES ADDED TO PAID IN CAPITAL	—		—	—	—	0.00	(e)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.25)		(0.27)	(0.35)	1.15	(1.73)

NET ASSET VALUE, END OF PERIOD	$10.55		$10.80	$11.07	$11.42	$10.27

TOTAL RETURN	(2.31	)%(f)	(2.03)%	(0.93)%	12.19%	(13.25	)%(f)
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$54,758		$52,034	$65,147	$76,766	$102,327
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss)	0.34	%(g)	(0.17)%	0.55%	0.95%	1.54	%(g)
Operating expenses	1.12	%(g)( i)	1.06%	1.03%	1.05%	1.04	%(g)(h)
PORTFOLIO TURNOVER RATE	107	%(f)	163%	98%	76%	159	%(f)

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Strategic Alternatives Fund was known as the Accessor Strategic Alternatives Fund.

(c) Commenced operations on January 29, 2008.

(d) Per share amounts are based upon average shares outstanding.

(e) Amount represents less than $0.01 per share.

(f) Not Annualized.

(g) Annualized.

(h) The effect of any custody credits on the ratio is less than 0.01%.

(i) Affiliated management fee waiver represents less than 0.005%.

See Notes to Financial Statements	113	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Strategic Alternatives Fund

	CLASS Z
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011		YEAR ENDED DECEMBER 31, 2010(a)	PERIOD ENDED DECEMBER 31, 2009(b)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.82		$11.08		$11.43	$9.80
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(c)	0.02		(0.00	)(d)	0.07	0.08
Net realized and unrealized gain/(loss) on investments	(0.27)		(0.21)		(0.18)	1.63

Total from Investment Operations	(0.25)		(0.21)		(0.11)	1.71

LESS DISTRIBUTIONS:
From investment income	—		(0.05)		(0.22)	(0.08)
Tax return of capital	—		—		(0.02)	—

Total Distributions	—		(0.05)		(0.24)	(0.08)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.25)		(0.26)		(0.35)	1.63

NET ASSET VALUE, END OF PERIOD	$10.57		$10.82		$11.08	$11.43

TOTAL RETURN	(2.31	)%(e)	(1.88)%		(0.83)%	17.35	%(e)
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$12,267		$15,712		$21,967	$41,693
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss)	0.33	%(f)	(0.01)%		0.64%	1.15	%(f)
Operating expenses	1.04	%(f)(h)	0.95%		0.92%	0.97	%(f)
PORTFOLIO TURNOVER RATE	107	%(e)	163%		98%	76	%(g)

(a) Prior to May 1, 2010, the Forward Strategic Alternatives Fund Class Z was known as the Accessor Strategic Alternatives Fund Z Class.

(b) Commenced operations on May 5, 2009.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Not Annualized.

(f) Annualized.

(g) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

(h) Affiliated management fee waiver represents less than 0.005%.

June 30, 2012	114	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward U.S. Government Money Fund

	INVESTOR CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011		YEAR ENDED DECEMBER 31, 2010(b)		YEAR ENDED DECEMBER 31, 2009		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.02		0.04
Net realized and unrealized gain on investments	—		—		—		0.00	(d)	—		—

Total from Investment Operations	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.02		0.04

LESS DISTRIBUTIONS:
From investment income	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.02)		(0.04)

Total Distributions	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.02)		(0.04)

NET INCREASE IN NET ASSET VALUE	0.00		0.00		0.00		0.00		0.00		0.00

NET ASSET VALUE, END OF PERIOD	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

TOTAL RETURN	0.01	%(e)	0.01%		0.05	%(g)	0.18%		1.79%		4.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$1,496		$1,098		$2,419		$3,948		$10,697		$11,203
RATIOS TO AVERAGE NET ASSETS:
Net investment income including waiver	0.02	%(f)	0.02%		0.05%		0.21%		1.84%		4.09%
Operating expenses including waiver	0.25	%(f)	0.18%		0.24%		0.57%		0.99	%(h)	0.96	%(h)
Net investment income/(loss) excluding waiver	(0.69	)%(f)	(0.70)%		(0.69)%		(0.22)%		1.84%		4.09%
Operating expenses excluding waiver	0.96	%(f)	0.90%		0.98%		1.00%		0.99	%(h)	0.96	%(h)

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward U.S. Government Money Fund was known as the Accessor U.S. Government Money Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Not Annualized.

(f) Annualized.

(g) These amounts include a prior year undistributed income amount that was required to be distributed in the current year to meet tax requirements. The effect on the distributions from net investment income and total return was less than $0.005 and 0.01%, respectively.

(h) The effect of any custody credits on the ratio is less than 0.01%.

See Notes to Financial Statements	115	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward U.S. Government Money Fund

	INSTITUTIONAL CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011		YEAR ENDED DECEMBER 31, 2010(b)		YEAR ENDED DECEMBER 31, 2009		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.03		0.05
Net realized and unrealized loss on investments	—		—		—		0.00	(d)	(0.01)		—

Total from Investment Operations	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.02		0.05

LESS DISTRIBUTIONS:
From investment income	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.02)		(0.05)

Total Distributions	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.02)		(0.05)

NET INCREASE IN NET ASSET VALUE	0.00		0.00		0.00		0.00		0.00		0.00

NET ASSET VALUE, END OF PERIOD	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

TOTAL RETURN	0.01	%(e)	0.01%		0.05	%(g)	0.26%		2.30%		4.72%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$142,340		$189,465		$221,270		$275,448		$392,599		$1,344,292
RATIOS TO AVERAGE NET ASSETS:
Net investment income including waiver	0.02	%(f)	0.01%		0.05%		0.28%		2.53%		4.60%
Operating expenses including waiver	0.25	%(f)	0.18%		0.24%		0.44%		0.49	%(h)	0.46	%(h)
Net investment income/(loss) excluding waiver	(0.18	)%(f)	(0.21)%		(0.19)%		0.22%		2.53%		4.60%
Operating expenses excluding waiver	0.45	%(f)	0.40%		0.48%		0.50%		0.49	%(h)	0.46	%(h)

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward U.S. Government Money Fund was known as the Accessor U.S. Government Money Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Not Annualized.

(f) Annualized.

(g) These amounts include a prior year undistributed income amount that was required to be distributed in the current year to meet tax requirements. The effect on the distributions from net investment income and total return was less than $0.005 and 0.01%, respectively.

(h) The effect of any custody credits on the ratio is less than 0.01%.

June 30, 2012	116	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward U.S. Government Money Fund

	CLASS A(a)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011		YEAR ENDED DECEMBER 31, 2010(b)		YEAR ENDED DECEMBER 31, 2009		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.02		0.04

Total from Investment Operations	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.02		0.04

LESS DISTRIBUTIONS:
From investment income	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.02)		(0.04)

Total Distributions	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.02)		(0.04)

NET INCREASE IN NET ASSET VALUE	0.00		0.00		0.00		0.00		0.00		0.00

NET ASSET VALUE, END OF PERIOD	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

TOTAL RETURN	0.01	%(e)	0.01%		0.05	%(g)	0.20%		2.05%		4.46%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$984		$1,576		$1,529		$594		$708		$1,370
RATIOS TO AVERAGE NET ASSETS:
Net investment income including waiver	0.02	%(f)	0.01%		0.05%		0.22%		2.22%		4.28%
Operating expenses including waiver	0.25	%(f)	0.18%		0.22%		0.52%		0.74	%(h)	0.72	%(h)
Net investment income/(loss) excluding waiver	(0.43	)%(f)	(0.46)%		(0.46)%		(0.02)%		2.22%		4.28%
Operating expenses excluding waiver	0.70	%(f)	0.65%		0.73%		0.75%		0.74	%(h)	0.72	%(h)

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward U.S. Government Money Fund Class A was known as the Accessor U.S. Government Money Fund A Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Not Annualized.

(f) Annualized.

(g) These amounts include a prior year undistributed income amount that was required to be distributed in the current year to meet tax requirements. The effect on the distributions from net investment income and total return was less than $0.005 and 0.01%, respectively.

(h) The effect of any custody credits on the ratio is less than 0.01%.

See Notes to Financial Statements	117	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward U.S. Government Money Fund

	CLASS C(a)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011		YEAR ENDED DECEMBER 31, 2010(b)		YEAR ENDED DECEMBER 31, 2009		YEAR ENDED DECEMBER 31, 2008		YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.01		0.04

Total from Investment Operations	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.01		0.04

LESS DISTRIBUTIONS:
From investment income	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.01)		(0.04)

Total Distributions	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.01)		(0.04)

NET INCREASE IN NET ASSET VALUE	0.00		0.00		0.00		0.00		0.00		0.00

NET ASSET VALUE, END OF PERIOD	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

TOTAL RETURN(e)	0.01	%(f)	0.01%		0.05	%(h)	0.16%		1.29%		3.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$1,954		$5,159		$993		$1,252		$1,937		$1,507
RATIOS TO AVERAGE NET ASSETS:
Net investment income including waiver	0.02	%(g)	0.01%		0.05%		0.17%		1.24%		3.59%
Operating expenses including waiver	0.25	%(g)	0.17%		0.24%		0.56%		1.50	%(i)	1.46	%(i)
Net investment income/(loss) excluding waiver	(1.18	)%(g)	(1.21)%		(1.19)%		(0.77)%		1.24%		3.59%
Operating expenses excluding waiver	1.45	%(g)	1.39%		1.48%		1.50%		1.50	%(i)	1.46	%(i)

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward U.S. Government Money Fund Class C was known as the Accessor U.S. Government Money Fund C Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) These amounts include a prior year undistributed income amount that was required to be distributed in the current year to meet tax requirements. The effect on the distributions from net investment income and total return was less than $0.005 and 0.01%, respectively.

(i) The effect of any custody credits on the ratio is less than 0.01%.

June 30, 2012	118	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward U.S. Government Money Fund

	CLASS Z(a)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011		YEAR ENDED DECEMBER 31, 2010(b)		YEAR ENDED DECEMBER 31, 2009		YEAR ENDED DECEMBER 31, 2008		PERIOD ENDED DECEMBER 31, 2007(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(d)	0.00	(e)	0.00	(e)	0.00	(e)	0.00	(e)	0.02		0.05
Net realized and unrealized gain on investments	—		—		—		0.00	(e)	0.01		—

Total from Investment Operations	0.00	(e)	0.00	(e)	0.00	(e)	0.00	(e)	0.03		0.05

LESS DISTRIBUTIONS:
From investment income	(0.00	)(e)	(0.00	)(e)	(0.00	)(e)	(0.00	)(e)	(0.03)		(0.05)

Total Distributions	(0.00	)(e)	(0.00	)(e)	(0.00	)(e)	(0.00	)(e)	(0.03)		(0.05)

NET INCREASE IN NET ASSET VALUE	0.00		0.00		0.00		0.00		0.00		0.00

NET ASSET VALUE, END OF PERIOD	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

TOTAL RETURN	0.01	%(f)	0.01%		0.08	%(i)	0.45%		2.55%		4.97	%(f)
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$44,014		$257,898		$307,986		$435,856		$746,292		$67,259
RATIOS TO AVERAGE NET ASSETS:
Net investment income including waiver	0.02	%(g)	0.02%		0.08%		0.51%		2.31%		4.78	%(g)
Operating expenses including waiver	0.24	%(g)	0.18%		0.21%		0.25%		0.24	%(j)	0.21	%(g)(j)
Net investment income/(loss) excluding waiver	0.00	%(g)(h)	(0.01)%		0.06%		0.50%		2.31%		4.78	%(g)
Operating expenses excluding waiver	0.26	%(g)	0.21%		0.23%		0.25%		0.24	%(j)	0.21	%(g)(j)

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward U.S. Government Money Fund Class Z was known as the Accessor U.S. Government Money Fund Z Class.

(c) Class commenced operations on January 4, 2007.

(d) Per share amounts are based upon average shares outstanding.

(e) Amount represents less than $0.01 per share.

(f) Not Annualized.

(g) Annualized.

(h) Amount represents less than 0.01%.

(i) These amounts include a prior year undistributed income amount that was required to be distributed in the current year to meet tax requirements. The effect on the distributions from net investment income and total return was less than $0.005 and 0.01%, respectively.

(j) The effect of any custody credits on the ratio is less than 0.01%.

See Notes to Financial Statements	119	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Aggressive Growth Allocation Fund

	INVESTOR CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$12.54		$14.01	$13.38	$10.93	$19.06	$18.42
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(c)	0.08		0.03	0.61	0.19	(0.01)	0.00
Net realized and unrealized gain/(loss) on investments	0.54		(1.12)	0.64	2.50	(7.64)	0.95

Total from Investment Operations	0.62		(1.09)	1.25	2.69	(7.65)	0.95

LESS DISTRIBUTIONS:
From investment income	(0.10)		(0.05)	(0.62)	(0.24)	(0.11)	(0.28)
From capital gains	—		(0.33)	—	—	(0.37)	(0.03)

Total Distributions	(0.10)		(0.38)	(0.62)	(0.24)	(0.48)	(0.31)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.52		(1.47)	0.63	2.45	(8.13)	0.64

NET ASSET VALUE, END OF PERIOD	$13.06		$12.54	$14.01	$13.38	$10.93	$19.06

TOTAL RETURN	4.95	%(e)	(7.72)%	9.28%	24.67%	(40.77)%	5.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$4,341		$4,800	$7,995	$7,255	$6,920	$12,913
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss) including expense paid directly by the advisor	1.23	%(f)	0.20%	4.52%	1.61%	(0.09)%	(0.02)%
Operating expenses including expense paid directly by the advisor(d)	0.98	%(f)	0.85%	0.78%	0.75%	0.75%	0.70%
Net investment income/(loss) excluding expense paid directly by the advisor	1.10	%(f)	0.06%	4.38%	1.51%	(0.09)%	(0.02)%
Operating expenses excluding expense paid directly by the advisor(d)	1.11	%(f)	0.99%	0.92%	0.85%	0.75%	0.70%
PORTFOLIO TURNOVER RATE	28	%(e)	104%	84%	40%	30%	10%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund was known as the Accessor Aggressive Growth Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Excludes expenses of the affiliated funds in which the Fund invests.

(e) Not Annualized.

(f) Annualized.

June 30, 2012	120	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Aggressive Growth Allocation Fund

	INSTITUTIONAL CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$12.94		$14.39	$13.73	$11.20	$19.48	$18.81
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.12		0.06	0.63	0.29	0.07	0.10
Net realized and unrealized gain/(loss) on investments	0.55		(1.10)	0.72	2.53	(7.82)	0.98

Total from Investment Operations	0.67		(1.04)	1.35	2.82	(7.75)	1.08

LESS DISTRIBUTIONS:
From investment income	(0.12)		(0.08)	(0.69)	(0.29)	(0.16)	(0.38)
From capital gains	—		(0.33)	—	—	(0.37)	(0.03)

Total Distributions	(0.12)		(0.41)	(0.69)	(0.29)	(0.53)	(0.41)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.55		(1.45)	0.66	2.53	(8.28)	0.67

NET ASSET VALUE, END OF PERIOD	$13.49		$12.94	$14.39	$13.73	$11.20	$19.48

TOTAL RETURN	5.16	%(e)	(7.21)%	9.85%	25.26%	(40.46)%	5.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$11,145		$11,518	$30,007	$32,953	$25,415	$44,106
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	1.77	%(f)	0.42%	4.57%	2.40%	0.44%	0.49%
Operating expenses including expense paid directly by the advisor(d)	0.48	%(f)	0.33%	0.27%	0.26%	0.25%	0.20%
Net investment income excluding expense paid directly by the advisor	1.64	%(f)	0.27%	4.43%	2.30%	0.44%	0.49%
Operating expenses excluding expense paid directly by the advisor(d)	0.61	%(f)	0.48%	0.41%	0.36%	0.25%	0.20%
PORTFOLIO TURNOVER RATE	28	%(e)	104%	84%	40%	30%	10%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund was known as the Accessor Aggressive Growth Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Excludes expenses of the affiliated funds in which the Fund invests.

(e) Not Annualized.

(f) Annualized.

See Notes to Financial Statements	121	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Aggressive Growth Allocation Fund

	CLASS A(a)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$12.77		$14.23	$13.58	$11.09	$19.31	$18.66
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.09		0.07	0.54	0.24	0.02	0.03
Net realized and unrealized gain/(loss) on investments	0.54		(1.14)	0.75	2.51	(7.75)	0.96

Total from Investment Operations	0.63		(1.07)	1.29	2.75	(7.73)	0.99

LESS DISTRIBUTIONS:
From investment income	(0.10)		(0.06)	(0.64)	(0.26)	(0.12)	(0.31)
From capital gains	—		(0.33)	—	—	(0.37)	(0.03)

Total Distributions	(0.10)		(0.39)	(0.64)	(0.26)	(0.49)	(0.34)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.53		(1.46)	0.65	2.49	(8.22)	0.65

NET ASSET VALUE, END OF PERIOD	$13.30		$12.77	$14.23	$13.58	$11.09	$19.31

TOTAL RETURN(d)	4.98	%(f)	(7.54)%	9.51%	24.80%	(40.66)%	5.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$4,188		$4,777	$7,600	$9,027	$7,587	$12,864
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	1.28	%(g)	0.48%	3.92%	2.01%	0.11%	0.16%
Operating expenses including expense paid directly by the advisor(e)	0.82	%(g)	0.70%	0.62%	0.61%	0.60%	0.55%
Net investment income excluding expense paid directly by the advisor	1.14	%(g)	0.34%	3.78%	1.90%	0.11%	0.16%
Operating expenses excluding expense paid directly by the advisor(e)	0.96	%(g)	0.84%	0.76%	0.71%	0.60%	0.55%
PORTFOLIO TURNOVER RATE	28	%(f)	104%	84%	40%	30%	10%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund Class A was known as the Accessor Aggressive Growth Allocation Fund A Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Excludes expenses of the affiliated funds in which the Fund invests.

(f) Not Annualized.

(g) Annualized.

June 30, 2012	122	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Aggressive Growth Allocation Fund

	CLASS C(a)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011		YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$12.23		$13.71		$13.16	$10.78	$18.86	$18.24
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(c)	0.05		(0.00	)(d)	0.42	0.15	(0.08)	(0.09)
Net realized and unrealized gain/(loss) on investments	0.51		(1.11)		0.73	2.44	(7.55)	0.95

Total from Investment Operations	0.56		(1.11)		1.15	2.59	(7.63)	0.86

LESS DISTRIBUTIONS:
From investment income	(0.08)		(0.04)		(0.60)	(0.21)	(0.08)	(0.21)
From capital gains	—		(0.33)		—	—	(0.37)	(0.03)

Total Distributions	(0.08)		(0.37)		(0.60)	(0.21)	(0.45)	(0.24)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.48		(1.48)		0.55	2.38	(8.08)	0.62

NET ASSET VALUE, END OF PERIOD	$12.71		$12.23		$13.71	$13.16	$10.78	$18.86

TOTAL RETURN(e)	4.61	%(g)	(8.13)%		8.81%	23.95%	(41.05)%	4.69%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$3,991		$4,394		$5,806	$7,086	$5,944	$10,144
RATIOS TO AVERAGE NET ASSETS:
Net investment income/(loss) including expense paid directly by the advisor	0.73	%(h)	(0.00	)%(i)	3.16%	1.36%	(0.56)%	(0.49)%
Operating expenses including expense paid directly by the advisor(f)	1.47	%(h)	1.36%		1.27%	1.26%	1.25%	1.20%
Net investment income/(loss) excluding expense paid directly by the advisor	0.59	%(h)	(0.14)%		3.02%	1.25%	(0.56)%	(0.49)%
Operating expenses excluding expense paid directly by the advisor(f)	1.61	%(h)	1.50%		1.41%	1.36%	1.25%	1.20%
PORTFOLIO TURNOVER RATE	28	%(g)	104%		84%	40%	30%	10%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund Class C was known as the Accessor Aggressive Growth Allocation Fund C Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Excludes expenses of the affiliated funds in which the Fund invests.

(g) Not Annualized.

(h) Annualized.

(i) Amount represents less than 0.01%.

See Notes to Financial Statements	123	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Balanced Allocation Fund

	INVESTOR CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$13.96		$15.18	$14.56	$12.47	$17.28	$17.13
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.10		0.33	0.69	0.41	0.34	0.40
Net realized and unrealized gain/(loss) on investments	0.53		(0.83)	0.61	2.09	(4.61)	0.29

Total from Investment Operations	0.63		(0.50)	1.30	2.50	(4.27)	0.69

LESS DISTRIBUTIONS:
From investment income	(0.11)		(0.34)	(0.68)	(0.41)	(0.40)	(0.54)
From capital gains	—		(0.38)	—	—	(0.14)	—

Total Distributions	(0.11)		(0.72)	(0.68)	(0.41)	(0.54)	(0.54)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.52		(1.22)	0.62	2.09	(4.81)	0.15

NET ASSET VALUE, END OF PERIOD	$14.48		$13.96	$15.18	$14.56	$12.47	$17.28

TOTAL RETURN	4.49	%(e)	(3.34)%	9.05%	20.38%	(25.12)%	4.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$5,778		$8,503	$12,898	$13,137	$10,243	$15,219
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	1.37	%(f)	2.15%	4.64%	3.07%	2.24%	2.29%
Operating expenses including expense paid directly by the advisor(d)	0.77	%(f)	0.68%	0.63%	0.67%	0.70%	0.68%
Net investment income excluding expense paid directly by the advisor	1.26	%(f)	2.04%	4.53%	2.99%	2.24%	2.29%
Operating expenses excluding expense paid directly by the advisor(d)	0.88	%(f)	0.79%	0.74%	0.75%	0.70%	0.68%
PORTFOLIO TURNOVER RATE	35	%(e)	78%	55%	28%	26%	24%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Balanced Allocation Fund was known as the Accessor Balanced Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Excludes expenses of the affiliated funds in which the Fund invests.

(e) Not Annualized.

(f) Annualized.

June 30, 2012	124	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Balanced Allocation Fund

	INSTITUTIONAL CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$13.97		$15.19	$14.57	$12.48	$17.29	$17.14
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.14		0.39	0.70	0.48	0.42	0.49
Net realized and unrealized gain/(loss) on investments	0.52		(0.81)	0.68	2.09	(4.62)	0.29

Total from Investment Operations	0.66		(0.42)	1.38	2.57	(4.20)	0.78

LESS DISTRIBUTIONS:
From investment income	(0.14)		(0.42)	(0.76)	(0.48)	(0.47)	(0.63)
From capital gains	—		(0.38)	—	—	(0.14)	—

Total Distributions	(0.14)		(0.80)	(0.76)	(0.48)	(0.61)	(0.63)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.52		(1.22)	0.62	2.09	(4.81)	0.15

NET ASSET VALUE, END OF PERIOD	$14.49		$13.97	$15.19	$14.57	$12.48	$17.29

TOTAL RETURN	4.75	%(e)	(2.84)%	9.59%	20.97%	(24.73)%	4.57%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$32,077		$35,935	$70,749	$76,923	$52,881	$63,372
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	1.94	%(f)	2.55%	4.74%	3.58%	2.79%	2.79%
Operating expenses including expense paid directly by the advisor(d)	0.27	%(f)	0.17%	0.13%	0.17%	0.20%	0.18%
Net investment income excluding expense paid directly by the advisor	1.83	%(f)	2.44%	4.63%	3.50%	2.79%	2.79%
Operating expenses excluding expense paid directly by the advisor(d)	0.38	%(f)	0.28%	0.24%	0.25%	0.20%	0.18%
PORTFOLIO TURNOVER RATE	35	%(e)	78%	55%	28%	26%	24%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Balanced Allocation Fund was known as the Accessor Balanced Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Excludes expenses of the affiliated funds in which the Fund invests.

(e) Not Annualized.

(f) Annualized.

See Notes to Financial Statements	125	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Balanced Allocation Fund

	CLASS A(a)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$13.95		$15.17	$14.56	$12.46	$17.27	$17.13
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.11		0.30	0.67	0.42	0.36	0.45
Net realized and unrealized gain/(loss) on investments	0.53		(0.78)	0.64	2.11	(4.61)	0.26

Total from Investment Operations	0.64		(0.48)	1.31	2.53	(4.25)	0.71

LESS DISTRIBUTIONS:
From investment income	(0.12)		(0.36)	(0.70)	(0.43)	(0.42)	(0.57)
From capital gains	—		(0.38)	—	—	(0.14)	—

Total Distributions	(0.12)		(0.74)	(0.70)	(0.43)	(0.56)	(0.57)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.52		(1.22)	0.61	2.10	(4.81)	0.14

NET ASSET VALUE, END OF PERIOD	$14.47		$13.95	$15.17	$14.56	$12.46	$17.27

TOTAL RETURN(d)	4.58	%(f)	(3.21)%	9.14%	20.66%	(25.02)%	4.16%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$5,946		$6,230	$20,392	$21,999	$19,506	$29,735
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	1.59	%(g)	1.93%	4.55%	3.17%	2.40%	2.57%
Operating expenses including expense paid directly by the advisor(e)	0.62	%(g)	0.51%	0.48%	0.52%	0.55%	0.54%
Net investment income excluding expense paid directly by the advisor	1.48	%(g)	1.82%	4.44%	3.09%	2.40%	2.57%
Operating expenses excluding expense paid directly by the advisor(e)	0.73	%(g)	0.62%	0.59%	0.60%	0.55%	0.54%
PORTFOLIO TURNOVER RATE	35	%(f)	78%	55%	28%	26%	24%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Balanced Allocation Fund Class A was known as the Accessor Balanced Allocation Fund A Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Excludes expenses of the affiliated funds in which the Fund invests.

(f) Not Annualized.

(g) Annualized.

June 30, 2012	126	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Balanced Allocation Fund

	CLASS C(a)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$13.93		$15.15	$14.54	$12.45	$17.25	$17.11
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.07		0.25	0.62	0.35	0.26	0.31
Net realized and unrealized gain/(loss) on investments	0.52		(0.83)	0.60	2.09	(4.60)	0.29

Total from Investment Operations	0.59		(0.58)	1.22	2.44	(4.34)	0.60

LESS DISTRIBUTIONS:
From investment income	(0.07)		(0.26)	(0.61)	(0.35)	(0.32)	(0.46)
From capital gains	—		(0.38)	—	—	(0.14)	—

Total Distributions	(0.07)		(0.64)	(0.61)	(0.35)	(0.46)	(0.46)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.52		(1.22)	0.61	2.09	(4.80)	0.14

NET ASSET VALUE, END OF PERIOD	$14.45		$13.93	$15.15	$14.54	$12.45	$17.25

TOTAL RETURN(d)	4.25	%(f)	(3.84)%	8.45%	19.82%	(25.49)%	3.49%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$10,300		$11,984	$17,005	$15,548	$12,770	$21,040
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	0.92	%(g)	1.68%	4.17%	2.64%	1.72%	1.77%
Operating expenses including expense paid directly by the advisor(e)	1.27	%(g)	1.18%	1.13%	1.17%	1.20%	1.18%
Net investment income excluding expense paid directly by the advisor	0.81	%(g)	1.57%	4.06%	2.56%	1.72%	1.77%
Operating expenses excluding expense paid directly by the advisor(e)	1.38	%(g)	1.29%	1.24%	1.25%	1.20%	1.18%
PORTFOLIO TURNOVER RATE	35	%(f)	78%	55%	28%	26%	24%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Balanced Allocation Fund Class C was known as the Accessor Balanced Allocation Fund C Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Excludes expenses of the affiliated funds in which the Fund invests.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	127	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth & Income Allocation Fund

	INVESTOR CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$13.94		$14.82	$14.15	$11.95	$17.70	$17.47
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.08		0.24	0.70	0.35	0.27	0.33
Net realized and unrealized gain/(loss) on investments	0.57		(0.79)	0.67	2.23	(5.41)	0.40

Total from Investment Operations	0.65		(0.55)	1.37	2.58	(5.14)	0.73

LESS DISTRIBUTIONS:
From investment income	(0.09)		(0.27)	(0.70)	(0.38)	(0.35)	(0.50)
From capital gains	—		(0.06)	—	—	(0.26)	—

Total Distributions	(0.09)		(0.33)	(0.70)	(0.38)	(0.61)	(0.50)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.56		(0.88)	0.67	2.20	(5.75)	0.23

NET ASSET VALUE, END OF PERIOD	$14.50		$13.94	$14.82	$14.15	$11.95	$17.70

TOTAL RETURN	4.63	%(e)	(3.74)%	9.76%	21.84%	(29.56)%	4.16%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$6,315		$7,527	$13,031	$12,083	$11,049	$16,134
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	1.11	%(f)	1.63%	4.86%	2.80%	1.81%	1.83%
Operating expenses including expense paid directly by the advisor(d)	0.76	%(f)	0.71%	0.66%	0.68%	0.70%	0.68%
Net investment income excluding expense paid directly by the advisor	0.98	%(f)	1.50%	4.73%	2.70%	1.81%	1.83%
Operating expenses excluding expense paid directly by the advisor(d)	0.89	%(f)	0.84%	0.79%	0.78%	0.70%	0.68%
PORTFOLIO TURNOVER RATE	32	%(e)	79%	47%	28%	35%	18%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Growth & Income Allocation Fund was known as the Accessor Growth & Income Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Excludes expenses of the affiliated funds in which the Fund invests.

(e) Not Annualized.

(f) Annualized.

June 30, 2012	128	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth & Income Allocation Fund

	INSTITUTIONAL CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$13.96		$14.84	$14.17	$11.97	$17.72	$17.49
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.12		0.31	0.69	0.44	0.35	0.42
Net realized and unrealized gain/(loss) on investments	0.56		(0.78)	0.75	2.20	(5.41)	0.39

Total from Investment Operations	0.68		(0.47)	1.44	2.64	(5.06)	0.81

LESS DISTRIBUTIONS:
From investment income	(0.12)		(0.35)	(0.77)	(0.44)	(0.43)	(0.58)
From capital gains	—		(0.06)	—	—	(0.26)	—

Total Distributions	(0.12)		(0.41)	(0.77)	(0.44)	(0.69)	(0.58)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.56		(0.88)	0.67	2.20	(5.75)	0.23

NET ASSET VALUE, END OF PERIOD	$14.52		$13.96	$14.84	$14.17	$11.97	$17.72

TOTAL RETURN	4.89	%(e)	(3.22)%	10.28%	22.39%	(29.16)%	4.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$23,050		$24,909	$43,690	$51,974	$40,382	$67,402
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	1.63	%(f)	2.08%	4.74%	3.43%	2.28%	2.31%
Operating expenses including expense paid directly by the advisor(d)	0.26	%(f)	0.21%	0.16%	0.18%	0.20%	0.18%
Net investment income excluding expense paid directly by the advisor	1.50	%(f)	1.95%	4.61%	3.33%	2.28%	2.31%
Operating expenses excluding expense paid directly by the advisor(d)	0.39	%(f)	0.34%	0.29%	0.29%	0.20%	0.18%
PORTFOLIO TURNOVER RATE	32	%(e)	79%	47%	28%	35%	18%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Growth & Income Allocation Fund was known as the Accessor Growth & Income Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Excludes expenses of the affiliated funds in which the Fund invests.

(e) Not Annualized.

(f) Annualized.

See Notes to Financial Statements	129	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth & Income Allocation Fund

	CLASS A(a)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010 (b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$13.92		$14.80	$14.13	$11.93	$17.67	$17.44
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.09		0.28	0.68	0.37	0.30	0.36
Net realized and unrealized gain/(loss) on investments	0.57		(0.81)	0.71	2.23	(5.41)	0.39

Total from Investment Operations	0.66		(0.53)	1.39	2.60	(5.11)	0.75

LESS DISTRIBUTIONS:
From investment income	(0.10)		(0.29)	(0.72)	(0.40)	(0.37)	(0.52)
From capital gains	—		(0.06)	—	—	(0.26)	—

Total Distributions	(0.10)		(0.35)	(0.72)	(0.40)	(0.63)	(0.52)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.56		(0.88)	0.67	2.20	(5.74)	0.23

NET ASSET VALUE, END OF PERIOD	$14.48		$13.92	$14.80	$14.13	$11.93	$17.67

TOTAL RETURN(d)	4.73	%(f)	(3.59)%	9.92%	22.04%	(29.44)%	4.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$12,563		$12,691	$17,864	$19,428	$20,190	$30,036
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	1.29	%(g)	1.87%	4.69%	2.95%	1.96%	1.98%
Operating expenses including expense paid directly by the advisor(e)	0.61	%(g)	0.56%	0.51%	0.53%	0.55%	0.53%
Net investment income excluding expense paid directly by the advisor	1.16	%(g)	1.74%	4.56%	2.85%	1.96%	1.98%
Operating expenses excluding expense paid directly by the advisor(e)	0.74	%(g)	0.69%	0.64%	0.63%	0.55%	0.53%
PORTFOLIO TURNOVER RATE	32	%(f)	79%	47%	28%	35%	18%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Growth & Income Allocation Fund Class A was known as the Accessor Growth & Income Allocation Fund A Class

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Excludes expenses of the affiliated funds in which the Fund invests.

(f) Not Annualized.

(g) Annualized.

June 30, 2012	130	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth & Income Allocation Fund

	CLASS C(a)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$13.90		$14.77	$14.11	$11.91	$17.64	$17.42
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.05		0.17	0.60	0.29	0.20	0.23
Net realized and unrealized gain/(loss) on investments	0.56		(0.79)	0.68	2.22	(5.40)	0.40

Total from Investment Operations	0.61		(0.62)	1.28	2.51	(5.20)	0.63

LESS DISTRIBUTIONS:
From investment income	(0.05)		(0.19)	(0.62)	(0.31)	(0.27)	(0.41)
From capital gains	—		(0.06)	—	—	(0.26)	—

Total Distributions	(0.05)		(0.25)	(0.62)	(0.31)	(0.53)	(0.41)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.56		(0.87)	0.66	2.20	(5.73)	0.22

NET ASSET VALUE, END OF PERIOD	$14.46		$13.90	$14.77	$14.11	$11.91	$17.64

TOTAL RETURN(d)	4.39	%(f)	(4.19)%	9.16%	21.20%	(29.86)%	3.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$20,533		$22,529	$32,334	$33,843	$31,953	$55,880
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	0.62	%(g)	1.18%	4.20%	2.32%	1.29%	1.30%
Operating expenses including expense paid directly by the advisor(e)	1.26	%(g)	1.21%	1.16%	1.18%	1.20%	1.18%
Net investment income excluding expense paid directly by the advisor	0.49	%(g)	1.05%	4.07%	2.22%	1.29%	1.30%
Operating expenses excluding expense paid directly by the advisor(e)	1.39	%(g)	1.34%	1.29%	1.28%	1.20%	1.18%
PORTFOLIO TURNOVER RATE	32	%(f)	79%	47%	28%	35%	18%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Growth & Income Allocation Fund Class C was known as the Accessor Growth & Income Allocation Fund C Class

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Excludes expenses of the affiliated funds in which the Fund invests.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	131	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth Allocation Fund

	INVESTOR CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$12.94		$14.71	$13.99	$11.61	$18.66	$18.19
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.11		0.12	0.69	0.28	0.13	0.14
Net realized and unrealized gain/(loss) on investments	0.47		(0.98)	0.74	2.41	(6.61)	0.72

Total from Investment Operations	0.58		(0.86)	1.43	2.69	(6.48)	0.86

LESS DISTRIBUTIONS:
From investment income	(0.11)		(0.13)	(0.71)	(0.31)	(0.23)	(0.38)

From capital gains	—		(0.78)	—	—	(0.34)	(0.01)

Total Distributions	(0.11)		(0.91)	(0.71)	(0.31)	(0.57)	(0.39)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.47		(1.77)	0.72	2.38	(7.05)	0.47

NET ASSET VALUE, END OF PERIOD	$13.41		$12.94	$14.71	$13.99	$11.61	$18.66

TOTAL RETURN	4.51	%(e)	(5.82)%	10.25%	23.35%	(35.30)%	4.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$7,363		$7,853	$12,728	$12,610	$12,597	$18,724
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	1.61	%(f)	0.86%	4.87%	2.26%	0.86%	0.76%
Operating expenses including expense paid directly by the advisor(d)	0.77	%(f)	0.71%	0.68%	0.68%	0.70%	0.68%
Net investment income excluding expense paid directly by the advisor	1.48	%(f)	0.72%	4.73%	2.16%	0.86%	0.76%
Operating expenses excluding expense paid directly by the advisor(d)	0.90	%(f)	0.85%	0.82%	0.78%	0.70%	0.68%
PORTFOLIO TURNOVER RATE	33	%(e)	84%	70%	32%	31%	7%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Growth Allocation Fund was known as the Accessor Growth Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Excludes expenses of the affiliated funds in which the Fund invests.

(e) Not Annualized.

(f) Annualized.

June 30, 2012	132	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth Allocation Fund

	INSTITUTIONAL CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$12.94		$14.72	$14.00	$11.61	$18.68	$18.21
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.14		0.19	0.72	0.36	0.21	0.24
Net realized and unrealized gain/(loss) on investments	0.48		(0.98)	0.78	2.40	(6.64)	0.71

Total from Investment Operations	0.62		(0.79)	1.50	2.76	(6.43)	0.95

LESS DISTRIBUTIONS:
From investment income	(0.15)		(0.21)	(0.78)	(0.37)	(0.30)	(0.47)
From capital gains	—		(0.78)	—	—	(0.34)	(0.01)

Total Distributions	(0.15)		(0.99)	(0.78)	(0.37)	(0.64)	(0.48)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.47		(1.78)	0.72	2.39	(7.07)	0.47

NET ASSET VALUE, END OF PERIOD	$13.41		$12.94	$14.72	$14.00	$11.61	$18.68

TOTAL RETURN	4.77	%(e)	(5.39)%	10.79%	24.04%	(35.05)%	5.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$23,025		$24,550	$44,027	$50,952	$39,210	$64,364
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	2.07	%(f)	1.28%	5.06%	2.95%	1.35%	1.24%
Operating expenses including expense paid directly by the advisor(d)	0.27	%(f)	0.21%	0.18%	0.18%	0.20%	0.18%
Net investment income excluding expense paid directly by the advisor	1.94	%(f)	1.14%	4.92%	2.85%	1.35%	1.24%
Operating expenses excluding expense paid directly by the advisor(d)	0.40	%(f)	0.35%	0.32%	0.28%	0.20%	0.18%
PORTFOLIO TURNOVER RATE	33	%(e)	84%	70%	32%	31%	7%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Growth Allocation Fund was known as the Accessor Growth Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Excludes expenses of the affiliated funds in which the Fund invests.

(e) Not Annualized.

(f) Annualized.

See Notes to Financial Statements	133	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth Allocation Fund

	CLASS A(a)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$12.94		$14.72	$13.99	$11.61	$18.67	$18.19
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.12		0.17	0.66	0.31	0.15	0.18
Net realized and unrealized gain/(loss) on investments	0.46		(1.01)	0.80	2.40	(6.62)	0.72

Total from Investment Operations	0.58		(0.84)	1.46	2.71	(6.47)	0.90

LESS DISTRIBUTIONS:
From investment income	(0.12)		(0.16)	(0.73)	(0.33)	(0.25)	(0.41)
From capital gains	—		(0.78)	—	—	(0.34)	(0.01)

Total Distributions	(0.12)		(0.94)	(0.73)	(0.33)	(0.59)	(0.42)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.46		(1.78)	0.73	2.38	(7.06)	0.48

NET ASSET VALUE, END OF PERIOD	$13.40		$12.94	$14.72	$13.99	$11.61	$18.67

TOTAL RETURN(d)	4.59	%(f)	(5.73)%	10.48%	23.53%	(35.25)%	4.91%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$11,275		$12,709	$17,670	$20,268	$17,808	$29,580
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	1.72	%(g)	1.14%	4.61%	2.52%	0.99%	0.92%
Operating expenses including expense paid directly by the advisor(e)	0.62	%(g)	0.56%	0.53%	0.53%	0.55%	0.53%
Net investment income excluding expense paid directly by the advisor	1.59	%(g)	1.00%	4.47%	2.42%	0.99%	0.92%
Operating expenses excluding expense paid directly by the advisor(e)	0.75	%(g)	0.70%	0.67%	0.63%	0.55%	0.53%
PORTFOLIO TURNOVER RATE	33	%(f)	84%	70%	32%	31%	7%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Growth Allocation Fund Class A was known as the Accessor Growth Allocation Fund A Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Excludes expenses of the affiliated funds in which the Fund invests.

(f) Not Annualized.

(g) Annualized.

June 30, 2012	134	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth Allocation Fund

	CLASS C(a)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(b)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$12.83		$14.63	$13.92	$11.55	$18.57	$18.12
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.07		0.07	0.56	0.23	0.05	0.05
Net realized and unrealized gain/(loss) on investments	0.48		(0.99)	0.78	2.39	(6.58)	0.71

Total from Investment Operations	0.55		(0.92)	1.34	2.62	(6.53)	0.76

LESS DISTRIBUTIONS:
From investment income	(0.09)		(0.10)	(0.63)	(0.25)	(0.15)	(0.30)
From capital gains	—		(0.78)	—	—	(0.34)	(0.01)

Total Distributions	(0.09)		(0.88)	(0.63)	(0.25)	(0.49)	(0.31)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.46		(1.80)	0.71	2.37	(7.02)	0.45

NET ASSET VALUE, END OF PERIOD	$13.29		$12.83	$14.63	$13.92	$11.55	$18.57

TOTAL RETURN(d)	4.28	%(f)	(6.31)%	9.67%	22.79%	(35.66)%	4.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$17,425		$20,321	$27,871	$30,775	$26,814	$45,687
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	1.05	%(g)	0.50%	3.97%	1.88%	0.34%	0.25%
Operating expenses including expense paid directly by the advisor(e)	1.27	%(g)	1.21%	1.18%	1.18%	1.20%	1.18%
Net investment income excluding expense paid directly by the advisor	0.92	%(g)	0.36%	3.83%	1.78%	0.34%	0.25%
Operating expenses excluding expense paid directly by the advisor(e)	1.40	%(g)	1.35%	1.32%	1.28%	1.20%	0.18%
PORTFOLIO TURNOVER RATE	33	%(f)	84%	70%	32%	31%	7%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Growth Allocation Fund Class C was known as the Accessor Growth Allocation Fund C Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Excludes expenses of the affiliated funds in which the Fund invests.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	135	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Income & Growth Allocation Fund

	INVESTOR CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(b)		YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$14.26		$14.93	$14.39		$12.60	$16.21	$16.26
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.14		0.41	0.58		0.45	0.44	0.53
Net realized and unrealized gain/(loss) on investments	0.57		(0.58)	0.55		1.80	(3.47)	0.04

Total from Investment Operations	0.71		(0.17)	1.13		2.25	(3.03)	0.57

LESS DISTRIBUTIONS:
From investment income	(0.15)		(0.45)	(0.59)		(0.46)	(0.49)	(0.61)
From capital gains	—		(0.05)	(0.00	)(d)	—	(0.09)	(0.01)

Total Distributions	(0.15)		(0.50)	(0.59)		(0.46)	(0.58)	(0.62)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.56		(0.67)	0.54		1.79	(3.61)	(0.05)

NET ASSET VALUE, END OF PERIOD	$14.82		$14.26	$14.93		$14.39	$12.60	$16.21

TOTAL RETURN	4.98	%(f)	(1.17)%	7.96%		18.08%	(18.97)%	3.51%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$2,680		$2,918	$4,821		$4,725	$3,445	$4,955
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	1.96	%(g)	2.73%	3.96%		3.40%	3.00%	3.19%
Operating expenses including expense paid directly by the advisor(e)	0.72	%(g)	0.68%	0.69%		0.75%	0.78%	0.74%
Net investment income excluding expense paid directly by the advisor	1.86	%(g)	2.63%	3.86%		3.32%	3.00%	3.19%
Operating expenses excluding expense paid directly by the advisor(e)	0.82	%(g)	0.78%	0.79%		0.83%	0.78%	0.74%
PORTFOLIO TURNOVER RATE	26	%(f)	95%	53%		25%	20%	49%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010 the Forward Income & Growth Fund was known as the Accessor Income & Growth Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Excludes expenses of the affiliated funds in which the Fund invests.

(f) Not Annualized.

(g) Annualized.

June 30, 2012	136	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Income & Growth Allocation Fund

	INSTITUTIONAL CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(b)		YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$14.27		$14.94	$14.41		$12.61	$16.22	$16.27
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.18		0.54	0.68		0.52	0.52	0.62
Net realized and unrealized gain/(loss) on investments	0.58		(0.63)	0.51		1.80	(3.47)	0.03

Total from Investment Operations	0.76		(0.09)	1.19		2.32	(2.95)	0.65

LESS DISTRIBUTIONS:
From investment income	(0.19)		(0.53)	(0.66)		(0.52)	(0.57)	(0.69)
From capital gains	—		(0.05)	(0.00	)(d)	—	(0.09)	(0.01)

Total Distributions	(0.19)		(0.58)	(0.66)		(0.52)	(0.66)	(0.70)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.57		(0.67)	0.53		1.80	(3.61)	(0.05)

NET ASSET VALUE, END OF PERIOD	$14.84		$14.27	$14.94		$14.41	$12.61	$16.22

TOTAL RETURN	5.24	%(f)	(0.66)%	8.42%		18.83%	(18.61)%	4.03%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$57,110		$54,211	$49,947		$40,855	$24,869	$24,914
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	2.50	%(g)	3.64%	4.60%		3.90%	3.63%	3.78%
Operating expenses including expense paid directly by the advisor(e)	0.22	%(g)	0.18%	0.19%		0.25%	0.29%	0.24%
Net investment income excluding expense paid directly by the advisor	2.40	%(g)	3.53%	4.50%		3.82%	3.63%	3.78%
Operating expenses excluding expense paid directly by the advisor(e)	0.32	%(g)	0.29%	0.29%		0.33%	0.29%	0.24%
PORTFOLIO TURNOVER RATE	26	%(f)	95%	53%		25%	20%	49%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010 the Forward Income & Growth Fund was known as the Accessor Income & Growth Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Excludes expenses of the affiliated funds in which the Fund invests.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	137	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Income & Growth Allocation Fund

	CLASS A(a)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(b)		YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$14.25		$14.92	$14.39		$12.60	$16.20	$16.25
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.15		0.42	0.58		0.46	0.48	0.57
Net realized and unrealized gain/(loss) on investments	0.58		(0.57)	0.56		1.81	(3.48)	0.02

Total from Investment Operations	0.73		(0.15)	1.14		2.27	(3.00)	0.59

LESS DISTRIBUTIONS:
From investment income	(0.16)		(0.47)	(0.61)		(0.48)	(0.51)	(0.63)
From capital gains	—		(0.05)	(0.00	)(d)	—	(0.09)	(0.01)

Total Distributions	(0.16)		(0.52)	(0.61)		(0.48)	(0.60)	(0.64)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.57		(0.67)	0.53		1.79	(3.60)	(0.05)

NET ASSET VALUE, END OF PERIOD	$14.82		$14.25	$14.92		$14.39	$12.60	$16.20

TOTAL RETURN(e)	5.13	%(g)	(1.02)%	8.05%		18.35%	(18.86)%	3.61%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$1,111		$1,206	$2,745		$3,118	$2,590	$3,233
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	2.11	%(h)	2.80%	3.96%		3.48%	3.28%	3.42%
Operating expenses including expense paid directly by the advisor(f)	0.57	%(h)	0.53%	0.53%		0.61%	0.63%	0.59%
Net investment income excluding expense paid directly by the advisor	2.01	%(h)	2.70%	3.85%		3.41%	3.28%	3.42%
Operating expenses excluding expense paid directly by the advisor(f)	0.67	%(h)	0.63%	0.64%		0.68%	0.63%	0.59%
PORTFOLIO TURNOVER RATE	26	%(g)	95%	53%		25%	20%	49%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010 the Forward Income & Growth Fund Class A was known as the Accessor Income & Growth Allocation Fund A Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Excludes expenses of the affiliated funds in which the Fund invests.

(g) Not Annualized.

(h) Annualized.

June 30, 2012	138	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Income & Growth Allocation Fund

	CLASS C(a)
	SIX MONTHS ENDED JUNE 30, 2012 (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(b)		YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$14.21		$14.88	$14.35		$12.57	$16.16	$16.21
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.10		0.37	0.50		0.37	0.38	0.44
Net realized and unrealized gain/(loss) on investments	0.57		(0.61)	0.54		1.80	(3.46)	0.05

Total from Investment Operations	0.67		(0.24)	1.04		2.17	(3.08)	0.49

LESS DISTRIBUTIONS:
From investment income	(0.11)		(0.38)	(0.51)		(0.39)	(0.42)	(0.53)
From capital gains	—		(0.05)	(0.00	)(d)	—	(0.09)	(0.01)

Total Distributions	(0.11)		(0.43)	(0.51)		(0.39)	(0.51)	(0.54)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	0.56		(0.67)	0.53		1.78	(3.59)	(0.05)

NET ASSET VALUE, END OF PERIOD	$14.77		$14.21	$14.88		$14.35	$12.57	$16.16

TOTAL RETURN(e)	4.74	%(g)	(1.65)%	7.37%		17.54%	(19.38)%	3.02%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$4,312		$5,597	$6,744		$6,387	$6,258	$10,464
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	1.42	%(h)	2.51%	3.44%		2.82%	2.60%	2.70%
Operating expenses including expense paid directly by the advisor(f)	1.22	%(h)	1.18%	1.19%		1.26%	1.28%	1.24%
Net investment income excluding expense paid directly by the advisor	1.32	%(h)	2.40%	3.34%		2.75%	2.60%	2.70%
Operating expenses excluding expense paid directly by the advisor(f)	1.32	%(h)	1.29%	1.29%		1.33%	1.28%	1.24%
PORTFOLIO TURNOVER RATE	26	%(g)	95%	53%		25%	20%	49%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010 the Forward Income & Growth Fund Class C was known as the Accessor Income & Growth Allocation Fund C Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Excludes expenses of the affiliated funds in which the Fund invests.

(g) Not Annualized.

(h) Annualized.

See Notes to Financial Statements	139	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Income Builder Fund

	INVESTOR CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2012(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(c)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$14.50		$14.39	$13.99	$12.76	$14.43	$14.83
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(d)	0.29		0.62	0.50	0.60	0.63	0.77
Net realized and unrealized gain/(loss) on investments	0.01		0.12	0.40	1.23	(1.66)	(0.40)

Total from Investment Operations	0.30		0.74	0.90	1.83	(1.03)	0.37

LESS DISTRIBUTIONS:
From investment income	(0.31)		(0.63)	(0.50)	(0.60)	(0.64)	(0.77)

Total Distributions	(0.31)		(0.63)	(0.50)	(0.60)	(0.64)	(0.77)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.01)		0.11	0.40	1.23	(1.67)	(0.40)

NET ASSET VALUE, END OF PERIOD	$14.49		$14.50	$14.39	$13.99	$12.76	$14.43

TOTAL RETURN	2.05	%(f)	5.26%	6.48%	14.58%	(7.20)%	2.58%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$2,103		$2,289	$2,423	$2,040	$2,035	$3,067
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	4.04	%(g)	4.30%	3.51%	4.45%	4.62%	5.24%
Operating expenses including expense paid directly by the advisor(e)	1.17	%(g)	0.97%	0.91%	0.97%	0.95%	0.79%
Net investment income excluding expense paid directly by the advisor	3.93	%(g)	4.19%	3.39%	4.37%	4.62%	5.24%
Operating expenses excluding expense paid directly by the advisor(e)	1.28	%(g)	1.08%	1.02%	1.05%	0.95%	0.79%
PORTFOLIO TURNOVER RATE	111	%(f)	38%	33%	27%	46%	61%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2012, the Forward Income Builder Fund was known as the Forward Income Allocation Fund.

(c) Prior to May 1, 2010, the Forward Income Allocation Fund was known as the Accessor Income Allocation Fund.

(d) Per share amounts are based upon average shares outstanding.

(e) Excludes expenses of the affiliated funds in which the Fund invests.

(f) Not Annualized.

(g) Annualized.

June 30, 2012	140	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Income Builder Fund

	INSTITUTIONAL CLASS(a)
	SIX MONTHS ENDED JUNE 30, 2012(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(c)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$14.51		$14.40	$14.00	$12.77	$14.45	$14.84
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(d)	0.34		0.70	0.57	0.66	0.69	0.84
Net realized and unrealized gain/(loss) on investments	(0.01)		0.12	0.40	1.24	(1.66)	(0.38)

Total from Investment Operations	0.33		0.82	0.97	1.90	(0.97)	0.46

LESS DISTRIBUTIONS:
From investment income	(0.34)		(0.71)	(0.57)	(0.67)	(0.71)	(0.85)

Total Distributions	(0.34)		(0.71)	(0.57)	(0.67)	(0.71)	(0.85)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.01)		0.11	0.40	1.23	(1.68)	(0.39)

NET ASSET VALUE, END OF PERIOD	$14.50		$14.51	$14.40	$14.00	$12.77	$14.45

TOTAL RETURN	2.30	%(f)	5.79%	7.01%	15.14%	(6.79)%	3.16%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$10,525		$11,545	$14,772	$13,880	$10,464	$11,696
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	4.60	%(g)	4.81%	3.98%	4.91%	5.09%	5.75%
Operating expenses including expense paid directly by the advisor(e)	0.67	%(g)	0.47%	0.40%	0.46%	0.46%	0.29%
Net investment income excluding expense paid directly by the advisor	4.49	%(g)	4.69%	3.86%	4.83%	5.09%	5.75%
Operating expenses excluding expense paid directly by the advisor(e)	0.78	%(g)	0.59%	0.52%	0.55%	0.46%	0.29%
PORTFOLIO TURNOVER RATE	111	%(f)	38%	33%	27%	46%	61%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2012, the Forward Income Builder Fund was known as the Forward Income Allocation Fund.

(c) Prior to May 1, 2010, the Forward Income Allocation Fund was known as the Accessor Income Allocation Fund.

(d) Per share amounts are based upon average shares outstanding.

(e) Excludes expenses of the affiliated funds in which the Fund invests.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	141	June 30, 2012

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Income Builder Fund

	CLASS A(a)
	SIX MONTHS ENDED JUNE 30, 2012(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(c)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$14.51		$14.39	$13.99	$12.77	$14.44	$14.84
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(d)	0.33		0.66	0.54	0.63	0.69	0.80
Net realized and unrealized gain/(loss) on investments	(0.02)		0.13	0.39	1.22	(1.68)	(0.39)

Total from Investment Operations	0.31		0.79	0.93	1.85	(0.99)	0.41

LESS DISTRIBUTIONS:
From investment income	(0.32)		(0.67)	(0.53)	(0.63)	(0.68)	(0.81)

Total Distributions	(0.32)		(0.67)	(0.53)	(0.63)	(0.68)	(0.81)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.01)		0.12	0.40	1.22	(1.67)	(0.40)

NET ASSET VALUE, END OF PERIOD	$14.50		$14.51	$14.39	$13.99	$12.77	$14.44

TOTAL RETURN(e)	2.18	%(g)	5.59%	6.75%	14.86%	(7.03)%	2.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$330		$274	$830	$726	$997	$689
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	4.56	%(h)	4.50%	3.79%	4.69%	5.03%	5.45%
Operating expenses including expense paid directly by the advisor(f)	0.90	%(h)	0.70%	0.66%	0.71%	0.71%	0.57%
Net investment income excluding expense paid directly by the advisor	4.45	%(h)	4.38%	3.67%	4.62%	5.03%	5.45%
Operating expenses excluding expense paid directly by the advisor(f)	1.01	%(h)	0.82%	0.77%	0.79%	0.71%	0.57%
PORTFOLIO TURNOVER RATE	111	%(g)	38%	33%	27%	46%	61%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2012, the Forward Income Builder Fund was known as the Forward Income Allocation Fund.

(c) Prior to May 1, 2010, the Forward Income Allocation Fund Class A was known as the Accessor Income Allocation Fund A Class.

(d) Per share amounts are based upon average shares outstanding.

(e) Total return does not reflect the effect of sales charges.

(f) Excludes expenses of the affiliated funds in which the Fund invests.

(g) Not Annualized.

(h) Annualized.

June 30, 2012	142	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Income Builder Fund

	CLASS C(a)
	SIX MONTHS ENDED JUNE 30, 2012(b) (UNAUDITED)		YEAR ENDED DECEMBER 31, 2011	YEAR ENDED DECEMBER 31, 2010(c)	YEAR ENDED DECEMBER 31, 2009	YEAR ENDED DECEMBER 31, 2008	YEAR ENDED DECEMBER 31, 2007
NET ASSET VALUE, BEGINNING OF PERIOD	$14.47		$14.36	$13.96	$12.74	$14.41	$14.81
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(d)	0.26		0.57	0.43	0.54	0.57	0.69
Net realized and unrealized gain/(loss) on investments	—		0.10	0.40	1.21	(1.67)	(0.39)

Total from Investment Operations	0.26		0.67	0.83	1.75	(1.10)	0.30

LESS DISTRIBUTIONS:
From investment income	(0.27)		(0.56)	(0.43)	(0.53)	(0.57)	(0.70)

Total Distributions	(0.27)		(0.56)	(0.43)	(0.53)	(0.57)	(0.70)

NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.01)		0.11	0.40	1.22	(1.67)	(0.40)

NET ASSET VALUE, END OF PERIOD	$14.46		$14.47	$14.36	$13.96	$12.74	$14.41

TOTAL RETURN(e)	1.81	%(g)	4.76%	5.97%	13.97%	(7.68)%	2.07%
RATIOS/SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)	$5,445		$5,354	$4,653	$3,839	$2,474	$2,872
RATIOS TO AVERAGE NET ASSETS:
Net investment income including expense paid directly by the advisor	3.61	%(h)	3.95%	3.02%	3.99%	4.18%	4.74%
Operating expenses including expense paid directly by the advisor(f)	1.66	%(h)	1.48%	1.41%	1.47%	1.46%	1.29%
Net investment income excluding expense paid directly by the advisor	3.50	%(h)	3.83%	2.91%	3.91%	4.18%	4.74%
Operating expenses excluding expense paid directly by the advisor(f)	1.77	%(h)	1.60%	1.52%	1.55%	1.46%	1.29%
PORTFOLIO TURNOVER RATE	111	%(g)	38%	33%	27%	46%	61%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2012, the Forward Income Builder Fund was known as the Forward Income Allocation Fund.

(c) Prior to May 1, 2010, the Forward Income Allocation Fund Class C was known as the Accessor Income Allocation Fund C Class.

(d) Per share amounts are based upon average shares outstanding.

(e) Total return does not reflect the effect of sales charges.

(f) Excludes expenses of the affiliated funds in which the Fund invests.

(g) Not Annualized.

(h) Annualized.

See Notes to Financial Statements	143	June 30, 2012

Notes to Financial Statements (Unaudited)

1. Organization

Forward Funds (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2012, the Trust has 33 registered funds. This annual report describes 13 funds offered by the Trust (each a “Fund” and, collectively, the “Funds”). The accompanying financial statements and financial highlights are those of the Forward CorePlus Fund (“CorePlus Fund”), the Forward Extended MarketPlus Fund (“Extended MarketPlus Fund”), the Forward Frontier Strategy Fund (“Frontier Strategy Fund”), the Forward High Yield Bond Fund (“High Yield Bond Fund”), the Forward Investment Grade Fixed-Income Fund (“Investment Grade Fixed-Income Fund”), the Forward Strategic Alternatives Fund (“Strategic Alternatives Fund”), the Forward U.S. Government Money Fund (“U.S. Government Money Fund”) (collectively, the “Underlying Funds”), and the Forward Aggressive Growth Allocation Fund (“Aggressive Growth Allocation Fund”), the Forward Balanced Allocation Fund (“Balanced Allocation Fund”), the Forward Growth & Income Allocation Fund (“Growth & Income Allocation Fund”), the Forward Growth Allocation Fund (“Growth Allocation Fund”), the Forward Income & Growth Allocation Fund (“Income & Growth Allocation Fund”) and the Forward Income Builder Fund (“Income Builder Fund”) (prior to May 1, 2012, known as the Forward Income Allocation Fund) (collectively, the “Allocation Funds”).

The CorePlus Fund seeks capital growth and invests primarily in synthetics or other instruments that have similar economic characteristics to common stocks of large capitalization issuers. The Extended MarketPlus Fund seeks capital growth and invests primarily in synthetics or other instruments that have similar economic characteristics to common stocks of small and medium capitalization issuers. The Frontier Strategy Fund seeks capital growth and invests primarily in securities with exposure to the returns of frontier markets (i.e., markets of smaller, less accessible, but still investable, countries of the developing world). The High Yield Bond Fund seeks high current income and invests primarily in lower-rated bonds. The Investment Grade Fixed-Income Fund seeks generation of current income and invests primarily in investment-grade, debt securities or synthetic or other instruments that have similar economic characteristics to investment-grade debt securities. The Strategic Alternatives Fund seeks to provide long-term capital appreciation and income and invests primarily in alternative asset classes such as real estate-related securities, commodity-related securities and currencies and other securities that exhibit low historical correlations with global stock and bond markets. The U.S. Government Money Fund seeks maximum current income consistent with the preservation of principal and liquidity and invests primarily in obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, or in repurchase agreements secured by such instruments. The Aggressive Growth Allocation Fund is a “fund of funds” and seeks high potential capital appreciation and invests primarily in a combination of other Forward Funds, including the following types of funds: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market. The Balanced Allocation Fund is a “fund of funds” and seeks moderate current income and some potential capital appreciation and invests primarily in a combination of other Forward Funds, including the following types of funds: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market. The Growth & Income Allocation Fund is a “fund of funds” and seeks moderate potential capital appreciation and invests primarily in a combination of other Forward Funds, including the following types of funds: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market. The Growth Allocation Fund is a “fund of funds” and seeks high potential capital appreciation and invests primarily in a combination of other Forward Funds, including the following types of funds: U.S. equity, frontier and emerging market, international equity, U.S. fixed-

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income, international fixed-income, and money market. The Income & Growth Allocation Fund is a “fund of funds” and seeks high current income and some potential capital appreciation and invests primarily in a combination of other Forward Funds, including the following types of funds: U.S. fixed-income, international fixed-income, money market, U.S. equity, frontier and emerging market, and international equity. The Income Builder Fund is a “fund of funds” and seeks high current income and some stability of principal and invests primarily in combination of other Forward Funds, including the following types of funds: U.S. fixed-income, international fixed-income, money market, U.S. equity, frontier and emerging market, global real estate, infrastructure, dividend-oriented strategies, preferred securities, and international equity.

Information presented in the accompanying Funds’ financial statements pertains to the Investor Class, Institutional Class, Class A, Class C, Class M and Class Z shares offered by the Trust.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Certain Funds invest a high percentage of their assets in specific sectors of the market. As a result, the economic and regulatory developments in a particular sector of the market, positive or negative, can have a greater impact on the relevant Fund’s net asset value and may cause its shares to fluctuate more than if the Fund did not concentrate its investments in a particular sector. The Allocation Funds invest in shares of other investment companies to gain exposure to a particular portion of the market rather than purchasing securities directly. Investing in the underlying funds exposes each Allocation Fund to all the risks of the underlying funds and, in general, subjects it to a pro rata portion of the underlying funds’ fees and expenses.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds and affiliated investment companies held by the Allocation Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2012.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market, and that are freely transferable, are valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there have been no sales that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued at either the last available sale price or at fair value.

Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available are valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are valued at amortized cost, which approximates fair value, if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if the original term to maturity exceeds 60 days (unless the Board of Trustees determines that this method does not represent fair value).

The Funds’ independent pricing services (approved by the Board of Trustees) use multiple valuation techniques to determine fair value. In instances where

145	June 30, 2012

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sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

In the event valuation information is not available from independent pricing services for a security held by a Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value (approved by the Board of Trustee) more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures and swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities.

Options on securities and options on indices are valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the- counter market and generally are valued based on quotes received from a independent pricing service or one or more dealers that make markets in such securities, or at fair value.

Portfolio securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees. Certain Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

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Notes to Financial Statements (Unaudited)

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. The portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Collateralized Debt Obligations: Certain Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions under the Securities Act of 1933. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or

147	June 30, 2012

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default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Commodity-Linked Notes: Certain Funds may invest in commodity-linked notes which are derivative debt instruments whose principal and/or interest payments are linked to the price movement of a commodity, commodity index or commodity futures or option contract. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Exchange-Traded Funds (“ETFs”): Certain Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Foreign Securities: Certain Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Forward Commitments: Certain Funds may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when-issued,” “delayed-delivery,” “forward commitment,” or “TBA transactions”) consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Each Fund may enter into to-be-announced (“TBA”) sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an equivalent deliverable security or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

June 30, 2012	148

Notes to Financial Statements (Unaudited)

Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities, according to the procedures described under “Portfolio Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Government-Sponsored Enterprises (“GSEs”): Certain Funds may invest in GSEs. Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. GSE debt is generally considered to be of high credit quality due to the implied backing of the U.S. Government, but ultimately it is the sole obligation of its issuer. For that reason, securities issued by GSEs are considered to carry somewhat greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Inflation-Indexed Bonds: Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities: Certain Funds may invest in Mortgage-Related and Other Asset-Backed Securities. A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

Mortgage-backed securities are subject to extension risk, which is the risk that a Fund that holds mortgage-backed securities may exhibit additional volatility during periods of rising interest rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because a Fund will have to reinvest that money at the lower prevailing interest rates.

A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Repurchase Agreements: Certain Funds may enter into repurchase agreements (agreements to purchase securities—generally securities of the U.S. Government, its agencies or instrumentalities—subject to the seller’s agreement to repurchase them at a specified time and price) with well established dealers or institutions that Forward Management, LLC (“Forward Management”) or the appropriate sub-advisor has determined to be creditworthy. Repurchase agreements subject the Fund

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to counterparty risk, meaning that a fund could lose money if the other party fails to perform under the terms of the agreement. The Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are fully collateralized by cash or U.S. government and agency securities. It is the Funds’ policy to take possession of the underlying securities, held in safekeeping at the Fund’s custodian or designated subcustodians tri-party repurchase agreements, as collateral and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement. As of June 30, 2012, the U.S. Government Money Fund held repurchase agreements and has disclosed the details in the Portfolio of Investments. The other Funds held no repurchase agreements at June 30, 2012.

Short Sales: Certain Funds may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the short term, therefore, they are excluded from the purchase and sales of investments in Note 8 and the Fund’s Portfolio Turnover Calculation in the Financial Highlights. As of June 30, 2012, the Funds held no securities sold short.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest (“interest only” or “IO” class) while the other class will receive the entire principal (“principal only” or “PO” class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of IO and PO stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

Structured Notes: The Forward Strategic Alternatives Fund, as part of its investment objective, may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation’s risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. The Fund has the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the structured note will default or become bankrupt. The Fund bears the risk of the loss of its principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

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Notes to Financial Statements (Unaudited)

In the case of structured notes on credit default swaps, the Fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, the Fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Fund’s principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

The Forward Strategic Alternatives Fund invested in structured notes to a significant extent. A highly liquid secondary market may not exist for the structured notes the Fund invests in, and there can be no assurance that a highly liquid secondary market will develop. The lack of a highly liquid secondary market may make it difficult for the Fund to sell the structured notes it holds at an acceptable price or accurately value such notes. The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available.

When-Issued and Delayed-Delivery Transactions: Certain Funds may purchase securities on a when-issued or delayed-delivery basis. A Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the custodian will set aside in a segregated account cash or liquid securities equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the value of the security or general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller’s failure to do so may cause a Fund to miss an advantageous price or yield.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2—Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3—Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

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The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2012:

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

CorePlus Fund
Agency Pass-Through Securities(a)	—	$27,584,749	—	$27,584,749
Collateralized Mortgage Obligations(a)	—	947,174	—	947,174
Corporate Bonds(a)	—	24,765,767	—	24,765,767
Foreign Government Obligations	—	104,374	—	104,374
Municipal Bonds	—	8,717,260	—	8,717,260
Structured Notes	—	5,121,020	—	5,121,020
U.S. Treasury Bonds & Notes	—	18,465,624	—	18,465,624
Short-Term Bank Debt Instruments	—	22,593,507	—	22,593,507

Total	—	$108,299,475	—	$108,299,475

Extended MarketPlus Fund
Agency Pass-Through Securities(a)	—	$24,147,730	—	$24,147,730
Asset-Backed Securities	—	500,194	—	500,194
Collateralized Mortgage Obligations(a)	—	1,759,790	—	1,759,790
Corporate Bonds(a)	—	13,790,238	—	13,790,238
Municipal Bonds	—	2,359,417	—	2,359,417
Structured Notes	—	3,312,119	—	3,312,119
U.S. Treasury Bonds & Notes	—	12,608,673	—	12,608,673
Short-Term Bank Debt Instruments	—	14,043,629	—	14,043,629

Total	—	$72,521,790	—	$72,521,790

Frontier Strategy Fund
Common Stocks(a)	$3,039,966	—	—	$3,039,966
Exchange-Traded Funds	718,506	—	—	718,506
Agency Pass-Through Securities(a)	—	$18,023,902	—	18,023,902
Collateralized Mortgage Obligations(a)	—	3,456,488	—	3,456,488
Corporate Bonds(a)	—	8,141,519	—	8,141,519
Municipal Bonds	—	1,585,537	—	1,585,537
U.S. Treasury Bonds & Notes	—	10,214,515	—	10,214,515
Short-Term Bank Debt Instruments	—	23,208,542	—	23,208,542

Total	$3,758,472	$64,630,503	—	$68,388,975

High Yield Bond Fund
Corporate Bonds(a)	—	$92,781,244	—	$92,781,244
Municipal Bonds	—	1,050,900	—	1,050,900
Short-Term Bank Debt Instruments	—	1,708,449	—	1,708,449

Total	—	$95,540,593	—	$95,540,593

Investment Grade Fixed-Income Fund
Agency Pass-Through Securities(a)	—	$6,511,605	—	$6,511,605
Asset-Backed Securities	—	1,040,485	$9,996	1,050,481
Collateralized Mortgage Obligations	—	4,405,708	—	4,405,708
Corporate Bonds
Industrial-Other	—	—	59,329	59,329
Other(a)	—	18,563,339	—	18,563,339

June 30, 2012	152

Notes to Financial Statements (Unaudited)

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investment Grade Fixed-Income Fund (continued)

Foreign Government Obligations	—	$1,055,141	—	$1,055,141
Municipal Bonds	—	5,618,149	—	5,618,149
U.S. Government Agency Securities(a)	—	36,275,271	—	36,275,271
Short-Term Securities	—	15,110,667	—	15,110,667
Short-Term Bank Debt Instruments	—	330,783	—	330,783

Total	—	$88,911,148	$69,325	$88,980,473

Strategic Alternatives Fund
Exchange-Traded Funds	$25,519,881	—	—	$25,519,881
Agency Pass-Through Securities(a)	—	$9,283,486	—	9,283,486
Collateralized Mortgage Obligations	—	598,860	—	598,860
Corporate Bonds(a)	—	13,070,457	—	13,070,457
Municipal Bonds	—	1,864,568	—	1,864,568
Structured Notes	—	12,654,313	—	12,654,313
Short-Term Bank Debt Instruments	—	4,085,462	—	4,085,462

Total	$25,519,881	$41,557,146	—	$67,077,027

U.S. Government Money Fund
U.S. Agency Bonds(a)	—	$35,655,539	—	$35,655,539
Other Commercial Paper	—	14,970,750	—	14,970,750
Repurchase Agreements	—	133,000,000	—	133,000,000

Total	—	$183,626,289	—	$183,626,289

Aggressive Growth Allocation Fund
Affiliated Investment Companies	$23,586,455	—	—	$23,586,455
Short-Term Bank Debt Instruments	—	$93,839	—	93,839

Total	$23,586,455	$93,839	—	$23,680,294

Balanced Allocation Fund
Affiliated Investment Companies	$53,922,178	—	—	$53,922,178
Short-Term Bank Debt Instruments	—	$281,435	—	281,435

Total	$53,922,178	$281,435	—	$54,203,613

Growth & Income Allocation Fund
Affiliated Investment Companies	$62,406,531	—	—	$62,406,531
Short-Term Bank Debt Instruments	—	$133,710	—	133,710

Total	$62,406,531	$133,710	—	$62,540,241

Growth Allocation Fund
Affiliated Investment Companies	$59,237,922	—	—	$59,237,922
Short-Term Bank Debt Instruments	—	$100,000	—	100,000

Total	$59,237,922	$100,000	—	$59,337,922

Income & Growth Allocation Fund
Affiliated Investment Companies	$64,379,986	—	—	$64,379,986
Short-Term Bank Debt Instruments	—	$958,462	—	958,462

Total	$64,379,986	$958,462	—	$65,338,448

Income Builder Fund
Affiliated Investment Companies	$18,172,317	—	—	$18,172,317
Short-Term Bank Debt Instruments	—	$276,897	—	276,897

Total	$18,172,317	$276,897	—	$18,449,214

(a) For detailed descriptions of industry or country, see the accompanying Portfolio of Investments.

153	June 30, 2012

Notes to Financial Statements (Unaudited)

OTHER FINANCIAL INSTRUMENTS(a)	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

CorePlus Fund
Assets
Total Return Swap Contracts	—	$3,832,500	—	$3,832,500
Liabilities
Total Return Swap Contracts	—	(317,532)	—	(317,532)

Total	—	$3,514,968	—	$3,514,968

Extended MarketPlus Fund
Assets
Total Return Swap Contracts	—	$3,560,230	—	$3,560,230
Liabilities
Total Return Swap Contracts	—	(200,183)	—	(200,183)

Total	—	$3,360,047	—	$3,360,047

Frontier Strategy Fund
Assets
Total Return Swap Contracts	—	$284,480	—	$284,480
Liabilities
Total Return Swap Contracts	—	(1,244,979)	—	(1,244,979)

Total	—	$(960,499)	—	$(960,499)

Investment Grade Fixed-Income Fund
Assets
TBA Purchase Commitments	—	$1,070,000	—	$1,070,000
Futures Contracts	$38,737	—	—	38,737
Liabilities
TBA Sales Commitments	—	(1,063,750)	—	(1,063,750)

Total	$38,737	$6,250	—	$44,987

Strategic Alternatives Fund
Assets
Total Return Swap Contracts	—	$805,940	—	$805,940
Liabilities
Options Written	$(440,000)	—	—	(440,000)
Total Return Swap Contracts	—	(634,483)	—	(634,483)

Total	$(440,000)	$171,457	—	$(268,543)

(a) Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options, short sales, TBA purchase and sale commitments, swap contracts, currency contracts, futures and forward contracts.

June 30, 2012	154

Notes to Financial Statements (Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investment Grade Fixed-Income Fund	Asset-Backed Securities	Corporate Bonds
Balance as of December 31, 2011	$10,250	$59,527
Accrued discounts/premiums	—	32,347
Realized gain/(loss)(a)	—	—
Change in unrealized appreciation/(depreciation)(a)	(254)	(32,545)
Purchases	—	—
Sales proceeds	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of June 30, 2012	$9,996	$59,329

Net change in unrealized depreciation included in the Statement of Operations attributable to Level 3 investments held at June 30, 2012	$(254)	$(32,545)

(a) Net realized gain/(loss) and net unrealized appreciation/(depreciation) are included in the related amounts on investments in the Statement of Operations, as applicable.

For the six months ended June 30, 2012, the other Funds did not have unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. During the six months ended June 30, 2012 there were no transfers between Level 1 and Level 2 securities.

Derivative Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, swap contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Credit Risk: Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend

155	June 30, 2012

Notes to Financial Statements (Unaudited)

to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may

June 30, 2012	156

Notes to Financial Statements (Unaudited)

pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of June 30, 2012, Investment Grade Fixed-Income Fund had futures contracts outstanding with an unrealized gain of $38,737. The other Funds held no futures contracts at June 30, 2012.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values. As of June 30, 2012, the Strategic Alternatives Fund held written options with a market value of $440,000. As of June 30, 2012, the other Funds held no purchased or written options.

Written option activity for the year six months ended June 30, 2012 were as follows:

	WRITTEN CALL OPTIONS
Strategic Alternatives Fund	NUMBER OF CONTRACTS	PREMIUMS
Outstanding as of December 31, 2011	—	—
Options written	2,000	$(251,260)
Options expired	—	—
Exercised or closed	—	—

Outstanding as of June 30, 2012	2,000	$(251,260)

Swap Agreements: Certain Funds may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements, as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index).

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to

157	June 30, 2012

Notes to Financial Statements (Unaudited)

protect itself against interest rate movements exceeding given minimum or maximum levels.

Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (“LIBOR”), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of a Fund’s portfolio. The Fund’s maximum risk of loss from counterparty credit risk is generally limited to the net

June 30, 2012	158

Notes to Financial Statements (Unaudited)

payment to be received by the Funds and/or the termination value at the end of the contract. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Forward Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the “Code”), may limit a Fund’s ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

During the six months ended June 30, 2012, the CorePlus Fund, the Extended MarketPlus Fund, the Frontier Strategy Fund and the Strategic Alternatives Fund invested in swap agreements consistent with the Funds’ investment strategies to gain exposure to certain markets or indices. Swap agreements held at June 30, 2012 are disclosed in the Portfolio of Investments.

The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Balance Sheet—Fair Value of Derivatives Instruments as of June 30, 2012(a):

	ASSET DERIVATIVES		LIABILITIES DERIVATIVES
DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS	BALANCE SHEET LOCATION	FAIR VALUE	BALANCE SHEET LOCATION	FAIR VALUE
CorePlus Fund
Equity Contracts (Total Return Swaps)	Unrealized gain on swap contracts	$3,832,500	Unrealized loss on swap contracts	$317,532

Total		$3,832,500		$317,532

Extended MarketPlus Fund
Equity Contracts (Total Return Swaps)	Unrealized gain on swap contracts	$3,560,230	Unrealized loss on swap contracts	$200,183

Total		$3,560,230		$200,183

Frontier Strategy Fund
Equity Contracts (Total Return Swaps)	Unrealized gain on swap contracts	$284,480	Unrealized loss on swap contracts	$1,244,979

Total		$284,480		$1,244,979

159	June 30, 2012

Notes to Financial Statements (Unaudited)

Balance Sheet—Fair Value of Derivatives Instruments as of June 30, 2012(a) (continued):

	ASSET DERIVATIVES		LIABILITIES DERIVATIVES
DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS	BALANCE SHEET LOCATION	FAIR VALUE	BALANCE SHEET LOCATION	FAIR VALUE
Investment Grade Fixed-Income Fund
Equity Contracts (Futures Contracts)	Variation margin receivable	$38,737	Variation margin payable	—

Total		$38,737		—

Strategic Alternatives Fund
Equity Contracts (Options Purchased/Options Written)	Investments, at value	—	Options written, at value	$440,000
Equity Contracts (Total Return Swaps)	Unrealized gain on swap contracts	$805,940	Unrealized loss on swap contracts	634,483

Total		$805,940		$1,074,483

(a) For open derivative instruments as of June 30, 2012, see the Portfolio of Investments. The Portfolio of Investments is representative of the activity for the six months ended June 30, 2012.

The gains/(losses) in the table below are included in the “Net realized gain/(loss)” or “Net change in unrealized gain/(loss)” on the Statement of Operations.

The Effect of Derivatives Instruments on the Statement of Operations for the six months ended June 30, 2012:

DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS	LOCATION OF GAINS/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME	REALIZED GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME	CHANGED IN UNREALIZED GAIN/(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
CorePlus Fund
Equity Contracts (Futures Contracts)	Net realized loss on futures contracts	$(96)	—
Equity Contracts (Total Return Swaps)	Net realized gain on swap contracts/Net change in unrealized depreciation on swap contracts	13,858,299	$(4,137,347)

Total		$13,858,203	$(4,137,347)

Extended MarketPlus Fund
Equity Contracts (Futures Contracts)	Net realized loss on futures contracts	$(15)	—
Equity Contracts (Total Return Swaps)	Net realized gain on swap contracts/Net change in unrealized depreciation on swap contracts	12,548,227	$(3,083,572)

Total		$12,548,212	$(3,083,572)

Frontier Strategy Fund
Equity Contracts (Total Return Swaps)	Net realized gain on swap contracts/Net change in unrealized depreciation on swap contracts	$213,464	$(1,136,785)

Total		$213,464	$(1,136,785)

Investment Grade Fixed-Income Fund
Equity Contracts (Futures Contracts)	Net realized loss on futures contracts/Net change in unrealized appreciation on futures contracts	$(9,763)	$515

Total		$(9,763)	$515

Strategic Alternatives Fund
Equity Contracts (Options Purchased)	Net realized gain on investments /Net change in unrealized depreciation on investments	$101,015	$0
Equity Contracts (Options Written)	Net change in unrealized depreciation on option contracts	—	(188,740)
Equity Contracts (Swap Contracts)	Net realized loss on swap contracts/Net change in unrealized depreciation on swap contracts	(776,506)	(312,750)

Total		$(675,491)	$(501,490)

June 30, 2012	160

Notes to Financial Statements (Unaudited)

Warrants: Certain Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment.

This leveraging increases an investor’s risk, however, in the event of a decline in the value of the underlying security, a complete loss of the amount invested in the warrant may result. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security. The Funds held no warrants as of June 30, 2012.

Cash Management Transactions: The Funds may subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved, commercial bank. This fully automated program allows the Funds to earn interest on cash balances while remaining diversified. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The Funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS are accounted for on a cost basis.

Investment in Forward U.S. Government Money Fund: The Funds are permitted to invest daily available cash balances in an affiliated money market fund. The Funds may invest the available cash in Class Z of the Forward U.S. Government Money Fund (“U.S. Government Money Fund”) to seek current income while preserving liquidity. The U.S. Government Money Fund is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. Forward Management is the Investment Advisor (“Advisor”) for the U.S. Government Money Fund. When applicable, the Funds’ investment in the U.S. Government Money Fund is included in the Portfolio of Investments. Shares of the U.S. Government Money Fund are valued at their net asset value per share. As a shareholder, the Funds’ are subject to the proportional share of the U.S. Government Money Fund Class Z expenses, including its management fee. The Advisor will waive fees and/or reimburse expenses in an amount equal to the indirect management fees incurred through the Funds’ investment in the U.S. Government Money Fund.

161	June 30, 2012

Notes to Financial Statements (Unaudited)

The Funds that invested in the U.S. Government Money Fund—Class Z shares during the six months ended June 30, 2012, were as follows:

FUND	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 06/30/12	INCOME
Extended MarketPlus Fund	—	$10,000,000	$(10,000,000)	—	—	$6
Strategic Alternatives Fund	—	10,000,000	(10,000,000)	—	—	134

Total					—	$140

During the six months ended June 30, 2012, the Advisor waived fees and/or reimbursed the following Funds for U.S. Government Money Fund management fees:

FUND	WAIVED FEES
Extended MarketPlus Fund	$45
Strategic Alternatives Fund	985

$1,030

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid annually for the CorePlus Fund, Extended MarketPlus Fund, Frontier Strategy Fund and Strategic Alternatives Fund; quarterly for the Aggressive Growth Allocation Fund, Growth & Income Allocation Fund and Growth Allocation Fund; monthly for the High Yield Bond Fund, Investment Grade Fixed-Income Fund, Balanced Allocation Fund, Income & Growth Allocation Fund, and Income Builder Fund; and declared daily and paid monthly for the U.S. Government Money Fund. For all Funds, net realized capital gains, if any, are distributed annually.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in-capital, depending upon the type of book/tax differences that may exist.

The Funds recharacterize distributions received from Real Estate Investment Trust (“REIT”) investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following year. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Federal Income Taxes: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code. By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends are paid or provided for in accordance with the applicable country’s tax rules and rates.

As of and during the six months ended June 30, 2012, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

June 30, 2012	162

Notes to Financial Statements (Unaudited)

Each of the Fund’s Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Expenses: Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets. For Funds offering multiple share classes, all of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b-1), shareholder services and/or administrative services plans for a particular class of a Fund are charged to the operations of such class.

ReFlow Transactions: The Funds may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are generally expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of any Fund, but in no case will ReFlow’s position in any fund exceed $15 million.

ReFlow Services, LLC (“ReFlow Services”), the entity which facilitates the day-to-day operations of ReFlow, is under common control with Forward Management, LLC (“Forward Management”), the investment advisor to the Fund. In light of this, the Board of Trustees has adopted certain procedures to govern the Funds’ participation in ReFlow. ReFlow fees that were incurred by the Funds during the six months ended June 30, 2012 are recorded in the Statement of Operations.

3. Investment Management Services

The Trust has entered into an investment management agreement with Forward Management, LLC pursuant to which Forward Management provides investment management services to the Funds and is entitled to receive a fee calculated daily and payable monthly at the following annual rates, as of June 30, 2012, based on each Fund’s average daily net assets:

FUND	ADVISORY FEE
Underlying Funds
CorePlus Fund	0.45%
Extended MarketPlus Fund	0.60%
Frontier Strategy Fund	0.85%
High Yield Bond Fund	0.25%
Investment Grade Fixed-Income Fund	0.25%
Strategic Alternatives Fund	0.70%
U.S. Government Money Fund	0.08	%(a)

Allocation Funds
Aggressive Growth Allocation Fund	0.10	%(b)
Balanced Allocation Fund	0.10	%(b)
Growth & Income Allocation Fund	0.10	%(b)
Growth Allocation Fund	0.10	%(b)
Income & Growth Allocation Fund	0.10	%(b)
Income Builder Fund	0.10	%(b)

(a) Effective April 4, 2011, in an attempt to enhance the yield of the U.S. Government Money Fund, Forward Management, the Fund’s investment advisor, has agreed to waive its management fee to the extent necessary in order to maintain the Fund’s (or class thereof, as applicable) current yield at or above 0.01% (1 basis point). Any such waiver of the management fee is voluntary and may be revised or terminated by Forward Management at any time without notice. There is no guarantee that the Fund will be able to maintain a current yield at or above 0.01%. For the six months ended June 30, 2012, the management fee waivers are recorded in the Statement of Operations.

(b) Forward Management has contractually agreed to waive its investment management fee until April 30, 2013 and reimburse the Allocation Funds’ transfer agent fees until April 30, 2012. The waivers for the investment management fees and the transfer agent fees are reflected in the Statement of Operations.

163	June 30, 2012

Notes to Financial Statements (Unaudited)

The Trust has obtained an exemptive order from the Securities and Exchange Commission (“SEC”) that allows the Allocation Funds to enter into a special servicing agreement with the Underlying Funds under which the Underlying Funds will pay the expenses of the Allocation Funds (other than the Allocation Funds’ direct management fees, distribution and service fees, and administrative services fees) to the extent that the Underlying Funds derive additional financial and other benefits as a result of investments from the Allocation Funds. None of the expenses incurred by the Allocation Funds for the six months ended June 30, 2012 were paid by the Underlying Funds.

Sub-Advisors: The High Yield Bond Fund and the Investment Grade Fixed-Income Fund are sub-advised by a sub-advisor (each a “Sub-Advisor” and, collectively, the “Sub-Advisors”), researched and recommended by Forward Management. During the six months ended June 30, 2012, the Funds paid the Sub-Advisors a fee based on the average daily net assets aggregated across all the classes of each Fund as set forth below. The following are the annual fees which are accrued daily and paid monthly.

FUND	SUB-ADVISORY FEE
High Yield Bond Fund	0.25%
Investment Grade Fixed-Income Fund	0.25%

Expense Limitations: Forward Management has entered into Expense Limitation Agreements with certain Funds, which limits the total expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) of certain classes of certain Funds, through a specified date. In addition, Forward Management may voluntarily reimburse additional expenses of certain classes of certain Funds. Following is the annual expense limitation rate and expiration date for the Fund with an Expense Limitation Agreement:

FUND	INVESTOR CLASS	INSTITUTIONAL CLASS	CLASS M	CLASS Z	END DATE
Frontier Strategy Fund(a)	1.49%	1.19%	1.19%	1.09%	April 30, 2013

(a) Prior to June 8, 2012, the Frontier Strategy Fund had no expense cap limitation agreement with Forward Management.

Pursuant to the Expense Limitation Agreements, each Fund will reimburse Forward Management for any fee waivers and expense reimbursements made by Forward Management, provided that any such reimbursements made by a Fund to Forward Management will not cause the Fund’s expense limitation to exceed expense limitation rates in existence at the time the expense was incurred, or at the time of the reimbursement, whichever expense limitation rate is lower, and the reimbursement is made within three years following the year in which the expenses were incurred.

For the six months ended June 30, 2012, the fee waivers and/or reimbursements were as follows:

FUND	FEES WAIVED/ REIMBURSED BY ADVISOR	RECOUPMENT OF PAST WAIVED FEES BY ADVISOR	TOTAL
Frontier Strategy Fund
Investor Class	$53	$0	$53
Institutional Class	1,105	0	1,105
Class Z	197	0	197

As of June 30, 2012, the balances of recoupable expenses for each Fund were as follows:

FUND	2012	TOTAL
Frontier Strategy Fund
Investor Class	$53	$53
Institutional Class	1,105	1,105
Class Z	197	197

Effective April 4, 2011, in an attempt to enhance the yield of the U.S. Government Money Fund, Forward Management, the Fund’s investment advisor, has agreed to waive its management fee to the extent necessary in order to maintain the Fund’s (or class thereof, as applicable) current yield at or above 0.01% (1 basis point). Any such waiver of the management fee is voluntary and may be revised or terminated by Forward Management at any time without notice. There is no guarantee that the Fund will be able to maintain a current yield at or above 0.01%. For the six months ended June 30, 2012, the management fee waivers were $23,411.

4. Distribution and Shareholder Services Plans

The Funds have adopted Distribution Plans (the “Distribution Plans”) pursuant to Rule 12b-1 of the

June 30, 2012	164

Notes to Financial Statements (Unaudited)

1940 Act which allow each of the Funds to pay for the sale and distribution of its shares at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Investor Class shares, up to 0.35% of the Fund’s average daily net assets attributable to Class A shares of the Allocation Funds (except the Income Builder Fund), up to 0.25% of the Fund’s average daily net assets attributable to Class A shares of the U.S. Government Money Fund and the Income Builder Fund, and up to 0.75% of each Fund’s average daily net assets attributable to Class C shares.

The Funds have adopted Shareholder Services Plans (the “Shareholder Services Plans”) with respect to the Investor Class shares of each Fund (with the exception of the Frontier Strategy Fund and the Strategic Alternatives Fund). Pursuant to the Shareholder Services Plans, the Trust will pay independent service organizations who provide administrative and support services. The amounts payable to service organizations under the Shareholder Services Plans for these expenses on an annual basis is up to 0.25% of the average daily net assets of each Fund attributable to Investor Class shares, provided, however, that no Fund shall directly or indirectly pay any distribution-related amounts that will be allocated under the Funds’ Distribution and Shareholder Services Plans.

The Frontier Strategy Fund and the Strategic Alternatives Fund have adopted Shareholder Services Plans that may be used to pay Shareholder Servicing fees at an annual rate of up to 0.15% of each Fund’s average daily net assets attributable to Investor Class and Class M shares. The other Funds (except the Allocation Funds) have adopted Shareholder Services Plans that may be used to pay Shareholder Servicing fees at an annual rate of up to 0.10% of each Fund’s average daily net assets attributable to Institutional Class shares and up to 0.25% of each Fund’s average daily net assets attributable to Class C shares.

The Board may temporarily reduce and/or eliminate the payment of Rule 12b-1 fees with respect to the U.S. Government Money Fund to assist the U.S. Government Money Fund’s efforts to maintain a $1.00 net asset value per share. Effective April 1, 2009, the Board of Trustees temporarily eliminated Rule 12b-1 fees for the Investor Class, Class A and Class C shares of the U.S. Government Money Fund, and the Shareholder Services fees for the Investor Class and Class C shares of the Fund. Any reduction and/or elimination of the U.S. Government Money Fund’s Rule 12b-1 fees may be reinstated by the Board at any time.

U.S. Government Money Fund Administrative Plan: The U.S. Government Money Fund has adopted an Administrative Plan with respect to its Institutional Class, Investor Class, Class A and Class C shares. Pursuant to the Administrative Plan, the U.S. Government Money Fund will pay Forward Management for certain administrative, informational and support services to investors who may from time to time beneficially own Fund shares either directly or through omnibus accounts. The amount payable to Forward Management is up to 0.25% of the average daily net assets of the Institutional Class shares, Investor Class shares, Class A shares and Class C shares of the Fund, respectively; provided, however, that the Fund shall not directly or indirectly pay any distribution or non-distribution related amounts for the Investor Class shares, Class A shares or Class C shares that will be allocated under the Fund’s Distribution and Shareholder Services Plans or any non-distribution related amounts for the Investor Class shares that will be allocated under the Fund’s Administrative Plan. Effective May 1, 2012 through April 30, 2013, Forward Management has entered into an agreement with the Fund to contractually waive the Administrative Plan fees totaling 0.25% of the average daily net assets of the Institutional Class, Investor Class, Class A and Class C shares of the U.S. Government Money Fund.

Effective May 1, 2011 through April 30, 2012, Forward Management voluntarily waived the Administrative Plan fees totaling 0.15% of the average daily net assets of the Institutional Class, Investor Class, Class A and Class C shares of the U.S. Government Money Fund.

The expenses of the Funds’ Distribution Plans, Shareholder Services Plan and Administrative Plan are

165	June 30, 2012

Notes to Financial Statements (Unaudited)

reflected as distribution and shareholder service fees and administrative fees in the Statement of Operations.

Effective April 16, 2012, Forward Securities, LLC (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as an agent for the Funds and the distributor of their shares. Prior to April 16, 2012, ALPS Distributors, Inc. served as the Funds’ distributor.

ALPS Fund Services, Inc. (“AFS”) serves as the Funds’ administrator.

AFS serves as the Funds’ transfer agent and dividend paying agent.

BBH is the Funds’ custodian.

5. Trustee and Officer Fees

The Funds do not pay any compensation directly to the officers or trustees who are also trustees, officers or employees of Forward Management or its affiliates, except as noted below. As of June 30, 2012, there were six Trustees and one Advisory Board Members, five of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Funds will pay each Independent Trustee and Advisory Board Member a retainer fee in the amount of $35,000 per year, $12,500 each per regular meeting for attendance in person, $9,000 each per regular meeting for attendance by telephone, $3,000 each for attendance in person at each special meeting that is not held in conjunction with a regular meeting, $2,250 each for attendance at a special telephonic meeting, and $1,000 each per day for participation in Trust-related meetings not held in conjunction with a meeting. The Chairman of the Board of Trustees, the Chairman of the Audit Committee and the Chairman of the Nominating Committee each receive a special retainer fee in the amount of $10,000, $10,000 and $7,500, respectively per year. The interested Trustee will receive no compensation from the Funds. In addition, Independent Trustees and Advisory Board members receive reimbursements for reasonable out-of-pocket expenses incurred for their services as a Trustee.

The Funds’ Chief Compliance Officer is employed by Forward Management. The Funds pay an allocated portion of the Chief Compliance Officer’s compensation and other related expenses, subject to approval by the Board of Trustees.

6. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Funds. Based on experience, however, the Funds expect the risk of loss to be remote.

7. Shares of Beneficial Interest

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. The Board of Trustees may establish additional Funds and classes of shares at any time in the future without shareholder approval. Holders of shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

June 30, 2012	166

Notes to Financial Statements (Unaudited)

The following entities owned of record or beneficially, as of June 30, 2012, 5% or greater of any class of the Funds’ outstanding equity securities:

FUND	NAME	PERCENTAGE
CorePlus Fund
Investor	National Financial Services Corp.	76.78%
	First Security Bank	5.38%

Institutional	The Washington Trust Co.	40.67%
	Charles Schwab & Co., Inc.	13.11%
	National Financial Services Corp.	8.58%

Class Z	Brown Brothers Harriman & Co.	100.00%

Extended MarketPlus Fund
Investor	E*Trade Clearing LLC	30.47%
	National Financial Services Corp.	28.23%
	NFP Securities, Inc.	14.30%
	Trust Company of Stern Agee & Leech	7.02%

Institutional	Edgewood Services LLC	56.30%
	JP Morgan	18.23%
	Charles Schwab & Co., Inc.	12.04%

Class C	Wells Fargo Investments, LLC	64.60%
	Charles Schwab & Co., Inc.	16.34%
	LPL Financial Services	8.74%
	Pershing, LLC	7.78%

Class Z	Brown Brothers Harriman & Co.	100.00%

Frontier Strategy Fund
Investor	Forward Management, LLC	58.08%
	National Financial Services Corp.	30.29%

Institutional	Charles Schwab & Co., Inc.	56.19%
	Marshall & Ilsley Trust Co.	20.88%
	TD Ameritrade, Inc.	11.42%
	JP Morgan	8.48%

Class M	Forward Management, LLC	100.00%

Class Z	Brown Brothers Harriman & Co.	100.00%

High Yield Bond Fund
Investor	National Financial Services Corp.	89.40%

Institutional	Marshall & Ilsley Trust Co.	35.97%
	Charles Schwab & Co., Inc.	31.94%
	National Financial Services Corp.	10.57%

Class C	Wells Fargo Investments, LLC	32.83%
	Merrill Lynch Pierce Fenner & Smith	18.13%
	LPL Financial Services	15.39%
	National Financial Services Corp.	13.11%
	Pershing, LLC	13.02%
High Yield Bond Fund (continued)
Class Z	Brown Brothers Harriman & Co.	100.00%

Investment Grade Fixed-Income Fund
Investor	National Financial Services Corp.	50.12%
	Pershing, LLC	22.11%
	Forward Management, LLC	9.21%
	Trust Company of Stern Agee & Leech	7.50%

Institutional	The Washington Trust Co.	44.42%
	LPL Financial Services	30.17%
	Fintegra Financial Solutions	6.85%

Class Z	Brown Brothers Harriman & Co.	100.00%

Strategic Alternatives Fund
Investor	Charles Schwab & Co., Inc.	67.78%
	National Financial Services Corp.	27.07%

Institutional	Marshall & Ilsley Trust Co.	64.90%
	JP Morgan	26.12%
	Home Federal Bank	5.57%

Class Z	Brown Brothers Harriman & Co.	100.00%

U.S. Government Money Fund
Investor	Trust Company of Stern Agee & Leech	41.76%
	Next Financial Group, Inc.	16.58%
	MSCS Financial Services Trust	11.80%

Institutional	Zions First National Bank Corp.	54.01%
	The Washington Trust Co.	9.64%
	Trust Company of Stern Agee & Leech	8.09%
	TD Ameritrade, Inc.	7.25%
	American Marine Bank	7.02%

Class A	Securities America	12.31%
	Pershing, LLC	11.92%
	BancWest Investment Service, Inc.	11.84%
	Primevest Financial Services	7.93%
	American Investors Company	6.38%
	FSC Securities Corp	5.88%
	Centaurus Financial, Inc.	5.71%

Class C	Pershing, LLC	14.56%
	Capitol Securities Management, Inc.	13.96%
	Wells Fargo Investments, LLC	10.05%
	Multi-Financial Securities Corp.	9.43%
	Securities America	8.68%
	OptionsXpress	5.29%

Class Z	The Washington Trust Co.	90.28%
	Zions First National Bank Corp.	5.16%

167	June 30, 2012

Notes to Financial Statements (Unaudited)

FUND	NAME	PERCENTAGE
Aggressive Growth Allocation Fund
Investor	LPL Financial Services	42.10%
	National Financial Services Corp.	25.10%
	NFP Securities, Inc.	11.42%
	Bank of Edwardsville	7.17%

Institutional	HillsTrust	21.71%
	National Financial Services Corp.	14.84%
	Charles Schwab & Co., Inc.	10.45%
	Trust Company of Stern Agee & Leech	8.76%
	Reliance Trust Co.	7.88%
	Primevest Financial Services	5.75%

Class A	Pershing, LLC	31.07%
	Charles Schwab & Co., Inc.	21.21%

Class C	Pershing, LLC	30.12%
	National Financial Services Corp.	11.69%
	LPL Financial Services	8.61%
	Peoples Bank Asset Management & Trust Services	7.87%
	Centier Bank	7.08%
	Wells Fargo Investments, LLC	5.48%

Balanced Allocation Fund
Investor	NFP Securities, Inc.	33.66%
	Bank of Edwardsville	16.27%
	MSCS Financial Services Trust	11.24%
	Baylake Bank Trust Department	6.91%
	Valmark Securities, Inc.	5.57%

Institutional	Orrstown Bank	42.67%
	MSCS Financial Services Trust	12.51%
	National Financial Services Corp.	10.23%
	The Washington Trust Co.	6.60%
	Reliance Trust Co.	6.02%

Class A	Pershing, LLC	38.78%
	Charles Schwab & Co., Inc.	19.75%
	LPL Financial Services	7.31%

Class C	Peoples Bank Asset Management & Trust Services	26.97%
	Pershing, LLC	20.40%
	Charles Schwab & Co., Inc.	9.98%
	Centier Bank	6.99%

Growth & Income Allocation Fund
Investor	National Financial Services Corp.	21.45%
	Bank of Edwardsville	9.58%
	Investment Centers of America, Inc.	7.55%
	Baylake Bank Trust Department	6.67%
Growth & Income Allocation Fund (continued)
Institutional	Orrstown Bank	24.24%
	The Washington Trust Co.	18.24%
	Reliance Trust Co.	12.00%
	Pershing, LLC	7.76%
	HillsTrust	7.58%
	National Financial Services Corp.	5.94%

Class A	Pershing, LLC	40.88%
	Charles Schwab & Co., Inc.	20.96%

Class C	National Financial Services Corp.	25.48%
	Pershing, LLC	20.80%
	Charles Schwab & Co., Inc.	8.16%
	Centier Bank	8.03%

Growth Allocation Fund
Investor	National Financial Services Corp.	21.62%
	Baylake Bank Trust Department	18.27%
	Raymond James Financial Services	17.75%
	Trust Company of Stern Agee & Leech	12.35%

Institutional	The Washington Trust Co.	21.43%
	Orrstown Bank	13.90%
	National Financial Services Corp.	13.06%
	Trust Company of Stern Agee & Leech	5.95%
	Reliance Trust Co.	5.56%

Class A	Pershing, LLC	45.96%
	National Financial Services Corp.	7.86%
	Charles Schwab & Co., Inc.	7.53%

Class C	Pershing, LLC	26.16%
	National Financial Services Corp.	17.50%
	Centier Bank	5.09%

Income & Growth Allocation Fund
Investor	National Financial Services Corp.	26.73%
	MSCS Financial Services Trust	15.52%
	Raymond James Financial Services	13.33%
	Trust Company of Stern Agee & Leech	13.15%
	Baylake Bank Trust Department	8.87%
	Randy L Copus & Associates, LLC	5.98%

Institutional	Reliance Trust Co.	67.22%
	Orrstown Bank	24.04%

Class A	Pershing, LLC	32.76%
	Charles Schwab & Co., Inc.	15.96%
	Stifel Nicolaus & Co.	5.79%
	Wells Fargo Investments, LLC	5.33%
	Primevest Financial Services	5.25%

June 30, 2012	168

Notes to Financial Statements (Unaudited)

FUND	NAME	PERCENTAGE
Income & Growth Allocation Fund (continued)
Class C	Pershing, LLC	21.67%
	Peoples Bank Asset Management & Trust Services	20.54%
	Centier Bank	19.15%
	Wells Fargo Investments, LLC	6.23%

Income Builder Fund
Investor	National Financial Services Corp.	39.14%
	Trust Company of Stern Agee & Leech	39.08%
	Bank of Edwardsville	5.70%
	Randy L. Copus & Associates, LLC	5.23%

Institutional	Orrstown Bank	43.92%
	National Financial Services Corp.	11.36%
	First Bank Wealth Management Group	10.87%
	The Washington Trust Co.	7.50%
Income Builder Fund (continued)
Class A	Pershing, LLC	33.95%
	Charles Schwab & Co., Inc.	24.64%
	Fintegra Financial Solutions	13.93%
	RBC Capital Markets, LLC	9.74%
	LPL Financial Services	9.09%
	National Financial Services Corp.	5.12%

Class C	Peoples Bank Asset Management & Trust Services	38.28%
	Pershing, LLC	33.23%
	Charles Schwab & Co., Inc.	6.47%

8. Purchases and Sales of Investments

Investment transactions for the six months ended June 30, 2012, excluding U.S. Government Obligations, short-term investments and short sales were as follows:

FUND	COST OF INVESTMENTS PURCHASED	PROCEEDS FROM INVESTMENTS SOLD
Underlying Funds
CorePlus Fund	$16,238,872	$13,084,907
Extended MarketPlus Fund	17,407,670	25,979,715
Frontier Strategy Fund	788,255	13,278,295
High Yield Bond Fund	115,146,492	161,835,900
Investment Grade Fixed-Income Fund	21,683,601	26,472,957
Strategic Alternatives Fund	62,016,158	60,326,350

Allocation Funds
Aggressive Growth Allocation Fund	7,057,045	9,823,757
Balanced Allocation Fund	20,216,745	32,532,322
Growth & Income Allocation Fund	21,421,400	30,297,643
Growth Allocation Fund	20,797,411	29,704,593
Income & Growth Allocation Fund	16,991,341	19,075,655
Income Builder Fund	20,673,180	22,330,840

Investment transactions in U.S. Government Obligations for the six months ended June 30, 2012, were as follows:

FUND	COST OF INVESTMENTS PURCHASED	PROCEEDS FROM INVESTMENTS SOLD
Underlying Funds
CorePlus Fund	$23,002,443	$29,103,073
Extended MarketPlus Fund	30,743,834	18,845,345
Frontier Strategy Fund	11,663,289	3,423,402
Investment Grade Fixed-Income Fund	46,759,309	49,337,750
Strategic Alternatives Fund	3,924,619	3,954,009

169	June 30, 2012

Notes to Financial Statements (Unaudited)

9. Tax Basis Information

Tax Basis of Investments: As of June 30, 2012, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation/ (depreciation) for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION / (DEPRECIATION)
Underlying Funds
CorePlus Fund	$108,277,400	$857,106	$(835,031)	$22,075
Extended MarketPlus Fund	72,522,360	372,579	(373,149)	(570)
Frontier Strategy Fund	69,745,302	449,890	(1,806,217)	(1,356,327)
High Yield Bond Fund	94,021,780	2,439,713	(920,900)	1,518,813
Investment Grade Fixed-Income Fund	93,500,194	4,420,657	(8,940,378)	(4,519,721)
Strategic Alternatives Fund	72,074,198	743,426	(5,740,597)	(4,997,171)
U.S. Government Money Fund	183,626,289	—	—	—

Allocation Funds
Aggressive Growth Allocation Fund	$22,477,676	$1,831,816	$(629,198)	$1,202,618
Balanced Allocation Fund	49,177,414	5,927,831	(901,632)	5,026,199
Growth & Income Allocation Fund	59,810,724	4,026,512	(1,296,995)	2,729,517
Growth Allocation Fund	57,596,566	3,514,767	(1,773,411)	1,741,356
Income & Growth Allocation Fund	62,754,027	3,822,176	(1,237,755)	2,584,421
Income Builder Fund	18,885,542	3,036	(439,364)	(436,328)

Capital Losses: As of December 31, 2011 the following Funds had available for Federal income tax purposes unused capital losses as follows:

Pre-Enactment Capital Losses

FUND	EXPIRING IN 2013	EXPIRING IN 2014	EXPIRING IN 2015	EXPIRING IN 2016	EXPIRING IN 2017	EXPIRING IN 2018
Underlying Funds
CorePlus Fund(a)	—	—	—	$22,724,959	$15,450,270	—
Extended MarketPlus Fund	—	—	—	—	18,964,145	—
High Yield Bond Fund	—	—	—	1,992,838	834,501	—
Investment Grade Fixed-Income Fund(a)	$744,945	$739,784	$405,644	1,874,984	—	$7,105,148
Strategic Alternatives Fund	—	—	—	—	—	10,496,197
U.S. Government Money Fund	—	—	—	—	12,772	—

Allocation Funds
Income Builder Fund	—	$52,769	$90,492	$207,103	$32,036	—

(a) Subject to limitations under §382 of the Code.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by each Fund after January 1, 2011 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment.

June 30, 2012	170

Notes to Financial Statements (Unaudited)

Post-Enactment Capital Losses*

Capital losses deferred to next tax year were as follows:

FUND	SHORT-TERM	LONG-TERM
Underlying Funds
Extended MarketPlus Fund	$9,251,037	$1,153,615
Frontier Strategy Fund	1,523,632	—
High Yield Bond Fund	155,907	—

Allocation Funds
Aggressive Growth Allocation Fund	$1,017,293	$4,791,565
Balanced Allocation Fund	2,505,651	7,197,882
Growth & Income Allocation Fund	1,914,920	7,437,138
Growth Allocation Fund	2,073,756	7,788,700
Income & Growth Allocation Fund	1,593,215	474,545
Income Builder Fund	24,526	335,697

The Fund elects to defer to the period ending December 31, 2012, capital losses recognized during the period November 1, 2011 to December 31, 2011 in the amount of:

AMOUNT
Underlying Funds
Extended MarketPlus Fund	$299,673
Frontier Strategy Fund	288,073
High Yield Bond Fund	1,000,860
Strategic Alternatives Fund	56,265

Allocation Funds
Aggressive Growth Allocation Fund	$26,170
Balanced Allocation Fund	15,611
Growth & Income Allocation Fund	25,272
Growth Allocation Fund	71,086
Income Builder Fund	210,779

*Post-Enactment Capital Losses arise in fiscal years beginning after December 22, 2010, and exclude any elective late-year capital losses (during the period November 1st to December 31st) deferred for the current fiscal year. As a result of the enactment of the Regulated Investment Company Act of 2010, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

Tax Basis of Distributions to Shareholders: Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end: accordingly, tax basis balances have not been determined as of June 30, 2012.

171	June 30, 2012

Notes to Financial Statements (Unaudited)

The tax character of distributions paid for the year ended December 31, 2011, were as follows:

FUND	ORDINARY INCOME TOTAL	LONG-TERM CAPITAL TOTAL	RETURN OF CAPITAL
Underlying Funds
CorePlus Fund	$591,261	—	—
Extended MarketPlus Fund	—	—	$947,065
Frontier Strategy Fund	88,104	$97,583	—
High Yield Bond Fund	10,550,501	—	—
Investment Grade Fixed-Income Fund	3,698,043	—	—
Strategic Alternatives Fund	309,986	—	—
U.S. Government Money Fund	76,408	—	—

Allocation Funds
Aggressive Growth Allocation Fund	$368,662	$426,405	—
Balanced Allocation Fund	2,765,864	1,320,726	—
Growth & Income Allocation Fund	1,582,901	298,824	—
Growth Allocation Fund	981,169	3,673,503	—
Income & Growth Allocation Fund	2,414,118	52,764	—
Income Builder Fund	965,767	—	—
The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies”, (PFICs). The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and may be required to include in distributable income to shareholders any such mark-to-market gains.

10. Affiliated Companies

Each Allocation Fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The purchase, sales, dividend income, capital gains, return of capital distributions received, shares and value of investment of each Allocation Fund in affiliated companies for the six months ended June 30, 2012 were as follows:

Forward Aggressive Growth Allocation Fund
	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 06/30/12	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
INVESTMENT COMPANIES
Forward Funds—Class Z shares
Forward CorePlus Fund	548,506	24,326	(63,509)	509,323	$13,675,336	—	$(18,382)
Forward Extended MarketPlus Fund	79,167	3,688	(17,469)	65,387	1,712,470	—	4,946
Forward Frontier Strategy Fund	187,529	9,842	(20,192)	177,179	1,718,640	—	(28,474)
Forward International Equity Fund(a)	455,798	—	(455,798)	—	—	—	(604,252)
Forward Strategic Alternatives Fund	57,305	9,076	(18,526)	47,855	505,820	$203,434	(23,418)
Forward Funds—Institutional Class shares
Forward Emerging Markets Fund(b)	38,231	—	(38,231)	—	—	—	(283,287)
Forward International Dividend Fund(b)	—	812,107	—	812,107	5,652,264	66,432	—
Forward Select EM Dividend Fund(b)	33,399	—	(18,171)	15,228	321,925	9,996	(56)

Total					$23,586,455	$279,862	$(952,923)

June 30, 2012	172

Notes to Financial Statements (Unaudited)

Forward Balanced Allocation Fund
	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 06/30/12	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
INVESTMENT COMPANIES
Forward Funds—Class Z shares
Forward Commodity Long/Short Strategy Fund(b)	132,015	—	(55,656)	76,359	$1,886,829	—	$55,398
Forward CorePlus Fund	796,188	51,902	(223,559)	624,531	16,768,651	—	69,432
Forward Extended MarketPlus Fund	91,207	—	(20,296)	70,911	1,857,169	—	225,331
Forward Frontier Strategy Fund	322,962	—	(114,396)	208,566	2,023,089	—	(138,802)
Forward High Yield Bond Fund	1,192,594	60,181	(1,003,801)	248,974	2,492,229	$247,868	(49,852)
Forward International Equity Fund(a)	487,385	—	(487,385)	—	—	27,207	201,907
Forward Investment Grade Fixed-Income Fund	1,020,955	761,249	(330,919)	1,451,285	16,776,858	199,199	115,650
Forward Managed Futures Strategy Fund(b)	—	83,168	—	83,168	1,951,129	—	—
Forward Strategic Alternatives Fund	294,379	9,074	(96,940)	206,513	2,182,846	—	61,340
Forward Funds—Institutional Class shares
Forward EM Corporate Debt Fund(b)	153,645	144,628	(10,661)	287,612	2,686,295	48,782	(26,546)
Forward Emerging Markets Fund(b)	38,126	—	(38,126)	—	—	—	(284,423)
Forward International Dividend Fund(b)	—	805,331	(136,612)	668,719	4,654,283	82,741	(21,722)
Forward Select EM Dividend Fund(b)	30,407	—	—	30,407	642,800	14,569	—

Total					$53,922,178	$620,366	$207,713

Forward Growth & Income Allocation Fund
	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 06/30/12	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
INVESTMENT COMPANIES
Forward Funds—Class Z shares
Forward Commodity Long/Short Strategy Fund(b)	139,697	—	(58,167)	81,530	$2,014,607	—	$42,439
Forward CorePlus Fund	979,308	52,395	(178,987)	852,716	22,895,432	—	(53,554)
Forward Extended MarketPlus Fund	97,243	7,377	(19,099)	85,521	2,239,801	—	164,399
Forward Frontier Strategy Fund	366,276	19,685	(124,103)	261,858	2,540,027	—	(143,676)
Forward High Yield Bond Fund	1,009,944	70,211	(829,026)	251,129	2,513,803	$237,548	(74,530)
Forward International Equity Fund(a)	604,557	—	(604,557)	—	—	17,369	(883,985)
Forward Investment Grade Fixed-Income Fund	906,228	674,539	(217,288)	1,363,479	15,761,817	189,839	24,409
Forward Managed Futures Strategy Fund(b)	—	95,050	—	95,050	2,229,861	—	—
Forward Strategic Alternatives Fund	334,919	18,149	(120,055)	233,013	2,462,947	—	(179,070)
Forward Funds—Institutional Class shares
Forward EM Corporate Debt Fund(b)	134,400	61,983	—	196,383	1,834,218	34,740	—
Forward Emerging Markets Fund(b)	43,692	—	(43,692)	—	—	—	(323,757)
Forward International Dividend Fund(b)	—	1,093,925	(54,644)	1,039,281	7,233,392	126,249	(10,929)
Forward Select EM Dividend Fund(b)	50,166	—	(17,970)	32,196	680,626	18,096	(37,916)

Total					$62,406,531	$623,841	$(1,476,170)

173	June 30, 2012

Notes to Financial Statements (Unaudited)

Forward Growth Allocation Fund
	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 06/30/12	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
INVESTMENT COMPANIES
Forward Funds—Class Z shares
Forward Commodity Long/Short Strategy Fund(b)	127,759	—	(50,656)	77,103	$1,905,214	—	$(23,800)
Forward CorePlus Fund	1,235,838	24,327	(186,847)	1,073,318	28,818,581	—	(5,717)
Forward Extended MarketPlus Fund	113,864	—	(19,201)	94,663	2,479,218	—	207,181
Forward Frontier Strategy Fund	324,615	9,843	(94,522)	239,936	2,327,377	—	26,580
Forward High Yield Bond Fund	825,007	30,090	(737,805)	117,292	1,174,089	$184,272	20,718
Forward International Equity Fund(a)	808,281	—	(808,281)	—	—	348,017	(2,231,001)
Forward Investment Grade Fixed-Income Fund	—	541,265	—	541,265	6,257,025	39,334	—
Forward Managed Futures Strategy Fund(b)	—	91,089	—	91,089	2,136,951	—	—
Forward Strategic Alternatives Fund	307,885	9,075	(102,126)	214,834	2,270,794	—	(158,189)
Forward Funds—Institutional Class shares
Forward EM Corporate Debt Fund(b)	126,296	72,314	(10,549)	188,061	1,756,490	33,174	(25,211)
Forward Emerging Markets Fund(b)	32,769	—	(32,769)	—	—	—	(242,818)
Forward International Dividend Fund(b)	—	1,389,283	(136,612)	1,252,671	8,718,592	102,471	(27,322)
Forward Select EM Dividend Fund(b)	92,876	—	(26,954)	65,922	1,393,591	35,590	(56,873)

Total					$59,237,922	$742,858	$(2,516,452)

Forward Income & Growth Allocation Fund
	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 06/30/12	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
INVESTMENT COMPANIES
Forward Funds—Class Z shares
Forward CorePlus Fund	584,323	37,727	(96,803)	525,247	$14,102,879	—	$(6,626)
Forward Extended MarketPlus Fund	43,320	—	(7,788)	35,532	930,575	—	5,297
Forward Frontier Strategy Fund	167,093	—	—	167,093	1,620,803	—	—
Forward High Yield Bond Fund	1,320,680	—	(868,861)	451,819	4,522,708	$329,608	(2,938)
Forward International Equity Fund(a)	289,446	—	(289,446)	—	—	33,023	(310,503)
Forward Investment Grade Fixed-Income Fund	1,997,758	978,364	(138,856)	2,837,266	32,798,793	397,806	17,168
Forward Strategic Alternatives Fund	458,122	19,193	(18,450)	458,865	4,850,208	—	(26,015)
Forward U.S. Government Money Fund	265	—	—	265	265	—	—
Forward Funds—Institutional Class shares
Forward EM Corporate Debt Fund(b)	203,581	30,992	—	234,573	2,190,908	43,171	—
Forward Emerging Markets Fund(b)	49,020	—	(49,020)	—	—	—	(365,686)
Forward International Dividend Fund(b)	—	541,663	(136,612)	405,051	2,819,158	49,627	(26,365)
Forward Select EM Dividend Fund(b)	10,673	15,046	—	25,719	543,689	12,323	—

Total					$64,379,986	$865,558	$(715,668)

June 30, 2012	174

Notes to Financial Statements (Unaudited)

Forward Income Builder Fund
	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 06/30/12	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
INVESTMENT COMPANIES
Forward Funds—Class Z shares
Forward High Yield Bond Fund	412,842	296,443	(251,026)	458,259	$4,587,171	$151,580	$(10,386)
Forward Investment Grade Fixed-Income Fund	1,335,963	35,305	(1,371,268)	—	—	134,604	834,629
Forward Funds—Institutional Class shares
Forward Credit Analysis Long/Short Fund(b)	—	649,658	(344,828)	304,830	2,627,631	17,642	31,035
Forward EM Corporate Debt Fund(b)	84,015	415,800	(16,094)	483,721	4,517,951	75,953	(41,041)
Forward International Dividend Fund(b)	—	391,304	(121,581)	269,723	1,877,273	26,394	(106,991)
Forward Select Income Fund(b)	—	204,165	(10,684)	193,481	4,562,291	87,320	214

Total					$18,172,317	$493,493	$707,460

(a) Effective close of business on April 30, 2012, the Forward International Equity Fund was liquidated per the terms of the Board approved plan of liquidation.

(b) The Forward Credit Analysis Long/Short Fund, the Forward Commodity Long/Short Strategy Fund, the Forward EM Corporate Debt Fund, the Forward International Dividend Fund, the Forward Managed Futures Strategy Fund, the Forward Select EM Dividend Fund and the Forward Select Income Fund’s June 30, 2012 Semi-Annual Report may be obtained at www.forwardinvesting.com.

11. Portfolio of Investments

The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

12. Transactions

Reorganization of Forward Large Cap Value Fund into the Forward Large Cap Growth Fund (now known as the “Forward CorePlus Fund”): On September 22, 2010, the Board of Trustees, including all of the Independent Trustees, approved a form of Agreement and Plan of Reorganization (“Reorganization Agreement”) that provides for the reorganization of the Forward Large Cap Value Fund (the “Acquired Fund”) with and into the Forward Large Cap Growth Fund (the “Acquiring Fund”) (renamed the “Forward CorePlus Fund,” effective January 20, 2011) (the “Reorganization”). The Reorganization did not require shareholder approval.

As of the close of business on January 19, 2011, the assets of the Acquired Fund were acquired by the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund. Upon the closing of the reorganization, the Acquiring Fund issued 370,940, 123,067 and 1,746,213 shares of Institutional Class, Investor Class and Class Z, respectively, in exchange for net assets of the Acquired Fund valued at $9,543,926, $3,087,687 and $44,922,975, respectively. The investment portfolio of the Acquired Fund, with a fair value of $57,374,627 and identified cost of $53,245,969 at January 19, 2011, was the principal asset acquired by the Fund. On January 20, 2011, the combined value of the Acquired Fund (which included realized gains of $0 and unrealized appreciation of $4,128,658) and the Acquiring Fund was $121,559,497. The exchange of shares qualified as a tax-free reorganization for Federal income tax purposes. The unused capital loss carryforwards totaled $11,799,295 for potential utilization and are subject to tax limitations. The Funds’ pro forma results would not have been materially different from the financial statements that are presented for the year ended December 31, 2011; therefore, the pro forma disclosure has been omitted.

13. New Accounting Pronouncements

In December 2011, Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”)

175	June 30, 2012

Notes to Financial Statements (Unaudited)

to enhance disclosures requiring improved information about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statements of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

14. Subsequent Events

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2012. However, the following are details relating to the subsequent events through the date the financial statements were issued.

Change in Custodian: Effective November 1, 2012, Citibank, N.A. will serve as custodian for the Trust.

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q was filed for the quarter ended March 31, 2012. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the Funds’ proxy voting policies and procedures and how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2012 are available (i) without charge, upon request, by calling 1-800-999-6809 and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

June 30, 2012	176

Investment Advisor

Forward Management, LLC

Administrator

ALPS Fund Services, Inc.

Distributor

Forward Securities, LLC

Counsel

Dechert LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Custodian

Brown Brothers Harriman & Co.

Transfer Agent

ALPS Fund Services, Inc.

Forward Funds

P.O. Box 1345

Denver, CO 80201

(800) 999-6809

www.forwardinvesting.com

Forward Commodity Long/Short Strategy Fund

Forward CorePlus Fund

Forward Credit Analysis Long/Short Fund

Forward EM Corporate Debt Fund

Forward Emerging Markets Fund

Forward Endurance Long/Short Fund

Forward Extended MarketPlus Fund

Forward Focus Fund

Forward Frontier Strategy Fund

Forward Global Credit Long/Short Fund

Forward Global Infrastructure Fund

Forward High Yield Bond Fund

Forward International Dividend Fund

Forward International Real Estate Fund

Forward International Small Companies Fund

Forward Investment Grade Fixed-Income Fund

Forward Large Cap Dividend Fund

Forward Managed Futures Strategy Fund

Forward Real Estate Fund

Forward Real Estate Long/Short Fund

Forward Select EM Dividend Fund

Forward Select Income Fund

Forward Small Cap Equity Fund

Forward Strategic Alternatives Fund

Forward Tactical Enhanced Fund

Forward Tactical Growth Fund

Forward U.S. Government Money Fund

Allocation Funds

Forward Aggressive Growth Allocation Fund

Forward Balanced Allocation Fund

Forward Growth & Income Allocation Fund

Forward Growth Allocation Fund

Forward Income & Growth Allocation Fund

Forward Income Builder Fund

Printed on paper containing recycled content using soy-based inks.	SAR FWD004179 083113

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Reports to Stockholders filed under Item 1 of Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the

3

disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Act (17 CFR 30a-2(a)) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act (17 CFR 30a-2(b) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORWARD FUNDS

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr.
President & Trustee

Date:	September 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr.
President & Trustee

Date:	September 6, 2012

By:	/s/ Barbara Tolle
Barbara Tolle
Treasurer

Date:	September 6, 2012

5